UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-23235

                                     Morningstar Funds Trust

(Exact name of registrant as specified in charter)

Morningstar Funds Trust

22 W. Washington Street

                             Chicago, IL 60602

(Address of principal executive offices) (Zip code)

D. Scott Schilling

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

With a copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

2000 K Street N.W., Suite 700

                         Washington, District of Columbia, 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 696-6000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

(a)	Report pursuant to Rule 30e-1

S E M I - A N N U A L   R E P O R T October 31, 2022 (unaudited) Morningstar Funds Trust Morningstar U.S. Equity Fund Morningstar International Equity Fund Morningstar Global Income Fund Morningstar Total Return Bond Fund Morningstar Municipal Bond Fund Morningstar Defensive Bond Fund Morningstar Multisector Bond Fund Morningstar Global Opportunistic Equity Fund Morningstar Alternatives Fund

Morningstar Funds Trust    October 31, 2022 (unaudited)

Introduction
Morningstar Investment Management LLC launched an open end management investment company consisting of nine separate portfolios (each a Fund) that span the investment opportunity set1. Most of these Funds are designed to provide exposure to a broad asset class, such as U.S. equities, while our active management of each Fund’s asset allocation, allocation to active managers (known as “subadvisers”), and exposures to exchange traded funds (ETFs), or direct equities allow us to adjust sub-asset class allocations (such as small-cap value) based on our valuation views and those of the subadvisers.
Concept and Structure
We created the Morningstar Funds Trust using an open architecture, multimanager approach, hiring as active subadvisers both institutional managers and other managers whose mutual funds were previously used in Morningstar® Managed PortfoliosSM. Our analysts and portfolio managers continually use research, data, and analysis from Morningstar, Inc. and its affiliates to study the subadvisers and their investments closely and determine which fit best with our investment philosophy and the investment objectives of each Morningstar Fund2. We have recommended subadvisers we believed were independent, skilled investors in their respective asset classes to manage the Funds.
Consistent with our investment approach, our asset allocation process for the Morningstar Funds is based on fundamentals and driven by valuations. We look for asset classes and sub-asset classes around the globe that, in our view, offer fundamental value relative to price. Allocations within each Fund are in line with what we believe to reflect the best risk-adjusted opportunities.
How to Read This Report
Unless stated otherwise, this report outlines the structure and performance of the assets comprised by the Morningstar Funds Trust from May 1, 2022 through October 31, 2022. Included are fund holdings and positioning that may aid understanding of returns for the period.
 Statements made within this report are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change views about individual holdings, sectors, and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Morningstar Funds’ future investment intent.
1All references to "we" or "our" in this report, including the funds' performance summaries, refer to Morningstar Investment Management LLC.
2 Morningstar Funds Trust is an open end management investment company registered under the Investment Company Act of 1940 (as amended). Use of the term “Morningstar Funds” hereafter refers to Morningstar Funds Trust, or its individual series, as applicable.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Morningstar Funds Trust    October 31, 2022 (unaudited)

Statement of Shareholder Rights
It is important to note that as a shareholder, you have certain rights and protections, chief among them an independent Board of Trustees (the "Trustees"), whose main role is to represent your interests.
The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of each Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and each Fund. The “Independent Trustees” are Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 ("1940 Act") (e.g. not a Morningstar employee).
For more information about the Independent Trustees, please see the Fund Governance Matters section of this shareholder report.
You may contact the Trustees with comments or concerns about your investment in the Morningstar Funds:
By mail: Morningstar Funds Trust
c/o D. Scott Schilling, Chief Compliance Officer
22 West Washington Street
Chicago, IL 60602
By email: BoardofTrustees.MorningstarFundsTrust@morningstar.com

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Governance Matters
Who is representing you as a shareholder of a Morningstar Fund?
The Morningstar Funds’ Board of Trustees represents shareholder interests. As of November 30,2022, the Morningstar Funds’ Board of Trustees is comprised of 4 trustees – 3 are “independent” trustees and 1 is an “interested” trustee as a result of being an employee of Morningstar. Additional information about the Board can be found in Morningstar Fund Trust's Statement of Additional Information (SAI), available at https://connect.rightprospectus.com/Morningstar. Information about the Trustees and the Board’s policies are available at https://www.morningstar.com/company/morningstar-funds-governance.
What is the diversity of the Board of Trustees?
The 3 Independent Trustees self-identify as follows:
•  2 as women, and 1 as a man; and
•  3 as white
The 1 Interested Trustee self-identifies as a white man.
In terms of leadership positions of the Board:
•  Chair of the Board is a white woman;
•  Chair of the Governance Committee is a white woman; and
•  Chair of the Audit Committee is a white man.
How are Independent Trustees compensated?
The compensation adopted by the Board provides for an annual retainer for Independent Trustees of $141,000 per year. Effective January 1, 2023, the annual retainer for Independent Trustees will be $148,000 per year. The Chair of the Board (an Independent Trustee) is paid an additional retainer of $43,000, while the Chair of the Audit Committee (an Independent Trustee) is paid an additional $15,000 and the Chair of the Governance Committee (an Independent Trustee) is paid an additional $10,000.
All Independent Trustees are reimbursed for expenses connected with attending a Board meeting, most notably airfare and lodging expenses. Independent Trustees’ annual retainer and costs in connection with attending a Board meeting are allocated among each of the nine Morningstar Funds. The Trust has no pension or retirement plan for the Independent Trustees.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Governance Matters (continued)
Are Independent Trustees required to invest in the Morningstar Funds?
Yes, the Independent Trustees have adopted a policy to invest, at a minimum, at least $141,000 in the Funds, which is equal to the base annual retainer to be paid to each Independent Trustee. There is a phase-in period for Independent Trustees who have joined the Board after 2018 that requires them to invest at least $47,000 a year (i.e., one-third of the base annual retainer) until they have invested $141,000 in the Funds. As of October 31, 2022, each Independent Trustee has satisfied this investment requirement. For more information on the Independent Trustees investments in Morningstar Funds, please see the Trustee Ownership of Portfolio Shares table within the Trustees and Executive Officers section of the Statement of Additional Information available at https://connect.rightprospectus.com/Morningstar.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Letter to Shareholders
Dear Shareholders:
We are delighted to present you with the Morningstar Funds Trust semi-annual report.  This report features data for the previous six months ending October 31, 2022.
Morningstar Investment Management’s mission is to empower investor success.  That commitment serves as the foundation for our offerings, a series of nine open-end multimanager mutual funds.  We aim to provide our investment team with greater control of asset allocation, operating in a more cost-effective way, while maintaining the same open-architecture access.
We created the Morningstar Funds Trust for use within the Morningstar® Managed PortfoliosSM lineup of products.  Our multi-asset portfolios cover a mix of asset classes in a single portfolio, ideal as a core investment. From our Asset Allocation Series designed to diversify core solutions able to match an investor’s risk tolerance, to our Outcome-Based Series built with an investor’s goal in mind, each portfolio targets a consistent approach to help reach their financial goals.  Overall, the funds provide access to investment strategies designed to help investors, drawing on our core capabilities in asset allocation, investment selection, and portfolio construction.
At Morningstar Investment Management LLC, we hold ourselves to the same high standards set by our parent company, Morningstar, Inc., which has been a leader in the business of fund manager research for over 35 years. Those standards inform the composition of the Funds’ Board of Trustees, reporting transparency, and more.  We hope that as you learn1 about how we operate, you will agree that the Morningstar Funds Trust offers mutual funds the Morningstar way by supporting financial advisors, institutions, and the investors they serve with a fundamentally based investment approach.
We greatly appreciate your trust in these funds and in Morningstar Investment Management—and for that, we thank you.  We look forward to continuing to empower investor success together.
Marta K. Norton
Chief Investment Officer, Americas
Morningstar Investment Management LLC
1 For additional information on Morningstar® Managed PortfoliosSM and how Morningstar Investment Management LLC provides a global point of view and local-market experience, please visit mp.morningstar.com.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information
Morningstar U.S. Equity Fund
General Information
Net Asset Value Per Share	$10.83
Total Net Assets (millions)	$1,372
Net Expense Ratio(a)	0.85%
Gross Expense Ratio(a)	0.88%
Portfolio Turnover Rate	28%
Number of Companies	315
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Weighted Average Market Capitalization (billions)	$59.56
Price-to-Earnings Ratio(b)	17.93

Ten Largest Equities (%)(c)(d)(e)
Microsoft Corp.	3.6
Amazon.com, Inc.	3.2
Apple, Inc.	2.9
Alphabet, Inc., Class A	2.1
Visa, Inc., Class A	1.4
UnitedHealth Group, Inc.	1.3
Thermo Fisher Scientific, Inc.	1.1
Meta Platforms, Inc., Class A	1.0
Dominion Energy, Inc.	0.9
Palo Alto Networks, Inc.	0.9
Sector Diversification (%)(c)(d)
Technology	18.5
Financials	11.9
Health Care	11.6
Industrials	11.2
Consumer Discretionary	9.2
Communications	6.6
Energy	6.5
Consumer Staples	5.6
Materials	3.3
Utilities	2.4
Real Estate	2.3

* Includes, if any, cash, short-term investments, receivables, payables and investments rounding to less than 0.05%.
(a)Expense ratios are as of the most recent Prospectus dated August 31, 2022. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.85% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.85%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.85% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Price-to-earnings (P/E) ratio is calculated using 12-month forward earnings estimates from third party sources deemed reliable.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies, Master Limited Partnerships and Other.
(e) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar U.S. Equity Fund
Investment Objective
Morningstar U.S. Equity Fund seeks long-term capital appreciation.
Investment Strategies
In seeking long-term capital appreciation, the Fund will normally invest at least 80% of its assets in equity securities of U.S.-based companies, and may invest up to 100% of its assets in such securities. The Fund seeks to provide broad U.S. equity exposure across market capitalizations and investment styles and has the flexibility to invest in large-cap, mid-cap, and small-cap common stocks across the growth and value style spectrum. The Fund may also invest in real estate investment trusts (REITs), master limited partnerships and non-U.S. companies. To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets. The Fund may invest in derivatives, including futures and forward foreign currency contracts, for risk management purposes or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and making Allocation Decisions with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
ClearBridge Investments, LLC
Diversified large-cap growth equity across stable, cyclical and select growth companies.
Diamond Hill Capital Management, Inc.
Targeted exposure to U.S. mid-cap value companies.
Easterly Investment Partners LLC (formerly Levin Easterly Partners LLC)
Provides large-cap blend U.S equity exposure.
Massachusetts Financial Services Company, d/b/a MFS Investment Management
Provides large-cap value exposure, favoring higher-quality, value companies with stronger balance sheets and more consistent profitability.
Wasatch Advisors, Inc., d/b/a Wasatch Global Investors
Small-/mid-cap growth companies with the potential to deliver more stable profits while avoiding earlier-stage companies that may lack a proven track record of revenues and earnings.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar U.S. Equity Fund
Westwood Management Corp.
Provides small-cap equity with an emphasis on value.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information
Morningstar International Equity Fund
General Information
Net Asset Value Per Share	$8.24
Total Net Assets (millions)	$760
Net Expense Ratio(a)	1.00%
Gross Expense Ratio(a)	1.08%
Portfolio Turnover Rate	13%
Number of Companies	396
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Weighted Average Market Capitalization (billions)	$34.37
Price-to-Earnings Ratio(b)	10.83
Countries Represented	41
Emerging Markets(c)(d)	27.0%

Ten Largest Equities (%)(c)(d)(e)
Shell PLC	1.7
Tencent Holdings Ltd.	1.4
Allianz S.E.	1.4
Samsung Electronics Co. Ltd.	1.1
Alibaba Group Holding Ltd.	1.1
BNP Paribas S.A.	1.0
Intesa Sanpaolo S.p.A. (Vienna Exchange)	1.0
Lloyds Banking Group PLC	1.0
Roche Holding A.G. (Genusschein)	1.0
Mercedes-Benz Group A.G.	0.9
Sector Diversification (%)(c)(d)
Financials	18.3
Industrials	13.2
Consumer Discretionary	13.0
Technology	11.9
Consumer Staples	8.9
Health Care	8.2
Communications	7.9
Materials	6.6
Energy	6.0
Utilities	0.8
Real Estate	0.7

Region Diversification (%)(c)(d)
Europe (excluding United Kingdom)	31.7
Pacific (excluding Japan)	25.7
Japan	18.7
United Kingdom	9.2
Latin America	3.9
United States	2.6
Canada	2.1
Africa	1.1
Middle East	0.5

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2022. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 1.00%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Price-to-earnings (P/E) ratio is calculated using 12-month forward earnings estimates from third party sources deemed reliable.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar International Equity Fund
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies and Other.
(e) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar International Equity Fund
Investment Objective
Morningstar International Equity Fund seeks long-term capital appreciation.
Investment Strategies
In seeking long-term capital appreciation, the Fund will normally invest at least 80% of its assets in equity securities. Under normal circumstances, the Fund will invest approximately 80-100% of its assets in securities of issuers domiciled outside of the United States. The Fund may invest in developed and emerging markets and will typically invest in a minimum of 10 countries. The Fund seeks to provide broad international equity exposure across market capitalizations and investment styles and has the flexibility to invest in large-cap, mid-cap, and small-cap common stocks across the growth and value style spectrum. To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets. The Fund may also invest in derivatives, including futures and forward foreign currency contracts, for risk management purposes or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
Harding Loevner L.P.
Provides growth-leaning exposure to non-U.S. developed equity markets.
Harris Associates L.P.
Provides exposure to value-leaning, non-U.S. developed equity markets.
Lazard Asset Management LLC
Provides active equity exposure to emerging-markets value companies.
T. Rowe Price Associates, Inc.
Provides active exposure to emerging-markets growth companies.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information
Morningstar Global Income Fund
General Information
Net Asset Value Per Share	$8.81
Total Net Assets (millions)	$206
Net Expense Ratio(a)	0.69%
Gross Expense Ratio(a)	0.69%
Portfolio Turnover Rate	24%
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(b)

Equity Portfolio (44.4%)
Number of Common Stocks	120

Five Largest Sectors (%)(b)(c)
Financials	8.9
Energy	5.4
Consumer Staples	4.9
Communications	4.8
Health Care	4.3

Ten Largest Equities (%)(b)(c)(d)
Raytheon Technologies Corp.	2.2
Merck & Co., Inc.	2.1
Zurich Insurance Group A.G.	1.9
Novartis A.G. ADR	1.9
OPAP S.A.	1.9
PowerGrid Infrastructure Investment Trust	1.9
TotalEnergies S.E. ADR	1.8
Softbank Corp.	1.7
Arca Continental S.A.B. de C.V.	1.7
PLA Administradora Industrial S. de R.L. de C.V.	1.7
Fixed Income Portfolio (42.7%)
Number of Issuers	288

Sector Diversification (%)(b)(e)
Corporate	10.8
Energy	4.8
Asset Backed Securities	4.5
Mortgage Securities	4.4
Consumer Discretionary	3.5
Government	3.2
Industrials	3.1
Financials	2.3
Communications	2.0
Materials	1.6
Health Care	1.0
Technology	0.6
Consumer Staples	0.4
Real Estate	0.3
Utilities	0.2

Five Largest Issuers (%)(b)(d)(e)
Energy Transfer L.P.	2.6
Government of Indonesia	0.9
U.S. Treasury	0.8
BX Trust	0.8
Freddie Mac - STACR	0.6

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Global Income Fund
Credit Quality (%)(b)(e)(f)
U.S. Treasury	0.9
U.S. Agency	0.9
AAA	2.3
AA	0.7
A	0.5
BBB	5.9
BB	12.7
B	11.8
CCC	2.9
CC	0.1
Not Rated	4.0

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2022. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.89% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.89%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.75% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Percentages shown are based on Net Assets.
(c) Excludes Master Limited Partnerships, Investment Companies and Other.
(d) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.
(e) Excludes Common Stocks, Master Limited Partnerships, Investment Companies and Other.
(f) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S& P Global’s nomenclature, range from A1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Global Income Fund
Investment Objective
Morningstar Global Income Fund seeks current income and long-term capital appreciation.
Investment Strategies
In seeking current income and long-term capital appreciation, the Fund has significant flexibility and invests across asset classes and geographies, according to the adviser’s assessment of their valuations, fundamental characteristics, and income levels. The Fund invests in investment companies such as open, closed-end or ETFs which could represent a significant percentage of the Fund’s assets. The Fund generally expects to invest at least 20% (or, if market conditions are unfavorable, at least 10%) of its assets in securities of issuers domiciled outside of the United States and may invest up to 100% of its assets in such securities.
The Fund invests in income-generating equity securities, which may include common stocks, preferred stocks, real estate investment trusts (REITs), and master limited partnerships (MLPs). The Fund may invest in companies of any size from any country, including emerging markets.
The Fund also invests in fixed-income securities of varying maturity, duration, and quality. These may include U.S. and non-U.S. corporate debt securities, U.S. and non-U.S. government debt securities, emerging market debt securities, mortgage-backed and asset-backed securities, convertible securities and floating-rate notes. The Fund may invest up to 60% of its assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund's subadviser(s) to be of comparable quality.
The Fund may also invest in derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies.
The nature of the strategies in this Fund is to engage in active and frequent trading of its portfolio securities which may result in higher portfolio turnover. Turnover is mainly driven by a few strategies employed to help manage duration and curve risk.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Global Income Fund
Investment Subadvisers:
Cullen Capital Management, LLC
Global income that seeks exposure to attractively priced, high-quality, dividend-paying companies in the U.S. and international markets, including emerging markets.
Western Asset Management Company, LLC
The multi-asset income sleeve seeks to generate high income across all global credit markets by leveraging Western Asset's best income ideas.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information
Morningstar Total Return Bond Fund
General Information
Net Asset Value Per Share	$8.54
Total Net Assets (millions)	$718
Net Expense Ratio(a)	0.55%
Gross Expense Ratio(a)	0.73%
Portfolio Turnover Rate	138%
Number of Issuers	489
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Effective Duration (years)(b)	6.1
Non-USD Exposure(c)(d)(e)	0.1%

Five Largest Issuers (%)(c)(d)(f)
U.S. Treasury	11.2
Federal National Mortgage Association	9.7
Government National Mortgage Association	5.7
Federal Home Loan Mortgage Corporation	5.6
Fannie Mae or Freddie Mac	2.4

Credit Quality (%)(c)(d)(g)
U.S. Treasury	11.2
U.S. Agency	24.4
AAA	6.1
AA	1.9
A	11.0
BBB	13.8
BB	1.3
B	0.1
CCC	0.2
Not Rated	1.0
Sector Diversification (%)(c)(d)
Mortgage Securities	28.6
Government	12.7
Financials	7.7
Asset Backed Securities	4.3
Energy	3.7
Communications	2.8
Technology	2.3
Health Care	1.8
Industrials	1.8
Utilities	1.3
Consumer Discretionary	1.2
Materials	1.1
Consumer Staples	0.9
Real Estate	0.6
Corporate	0.2

Region Diversification (%)(c)(d)
United States	62.3
Latin America	4.3
Europe (excluding United Kingdom)	1.4
Pacific (excluding Japan)	1.3
United Kingdom	0.6
Canada	0.4
Middle East	0.3
Africa	0.2
Japan	0.2

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2022. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE),

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Total Return Bond Fund
short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.53% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.53%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.54% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Effective duration is a measure of a Fund's interest-rate sensitivity—the longer a Fund's duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies and Other.
(e) Non-USD currency exposure for the Fund reflects the value of the portfolio’s non-U.S. dollar denominated investments, as well as the impact of currency derivatives.
(f) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.
(g) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S& P Global’s nomenclature, range from A‐1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Total Return Bond Fund
Investment Objective
Morningstar Total Return Bond Fund seeks to maximize total return while also generating income and preserving capital.
Investment Strategies
In seeking to maximize total return while also generating income and preserving capital, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality. To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets.
The Fund invests primarily in investment-grade fixed-income securities. These may include U.S. and non-U.S. investment-grade corporate debt securities, U.S. government debt securities, including Treasury Inflation Protected Bond Securities and zero-coupon securities, non-U.S. government debt securities, emerging-market debt securities, and mortgage-backed and asset-backed securities. The Fund may also invest up to 20% of its assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.
In addition, the Fund may invest up to 15% of its assets in collateralized debt obligations (CDOs), of which 10% (as a percentage of the Fund’s assets) may be in collateralized loan obligations (CLOs). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.
The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund may also invest in securities acquired in a private placement, such as Rule 144A securities, as well as derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. The Fund may also enter into reverse repurchase agreements and dollar rolls. The Fund may also invest in short-term, high-quality fixed-income securities, cash or cash equivalents, including money market funds.
The nature of the strategies in this Fund is to engage in active and frequent trading of its portfolio securities which may result in higher portfolio turnover. Turnover is mainly driven by a few strategies employed to help manage duration and curve risk.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Total Return Bond Fund
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
BlackRock Financial Management, Inc.
Core-plus total return objective; aims to primarily invest in investment-grade, domestic fixed-income securities with opportunistic, out-of-benchmark allocations and derivatives.
Western Asset Management Company, LLC
Provides core-bond exposure seeking exposure to investment-grade, domestic fixed-income securities.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information
Morningstar Municipal Bond Fund
General Information
Net Asset Value Per Share	$9.46
Total Net Assets (millions)	$328
Net Expense Ratio(a)	0.59%
Gross Expense Ratio(a)	0.66%
Portfolio Turnover Rate	12%
Number of Issuers	387
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Effective Duration (years)(b)	4.9

Five Largest Issuers (%)(c)(d)(e)
Illinois State	1.4
Maryland State Health & Higher Educational Facilities Authority Revenue	1.2
California Health Facilities Financing Authority	1.1
Port Authority of New York & New Jersey	1.1
Michigan State Finance Authority Revenue	1.0

Credit Quality (%)(c)(d)(f)
AAA	6.1
AA	31.5
A	32.8
BBB	13.4
BB	2.3
B	0.2
CCC	0.1
Not Rated	4.6
Sector Diversification (%)(c)(d)
General	15.7
Medical	14.8
Transportation	10.8
General Obligation	8.5
Airport	7.4
Higher Education	6.1
Development	4.8
Education	4.4
Water	3.2
Multifamily Housing	3.2
Power	2.7
Nursing Home	2.7
School District	2.5
Utilities	1.2
Housing	1.0
Bond Banks	0.5
Tobacco Settlement	0.3
Student Loan	0.3
Pollution	0.3
Facilities	0.2
Single Family Housing	0.2
Government	0.2

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2022. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.59% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.59%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.59% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Municipal Bond Fund
(b) Effective duration is a measure of a Fund's interest-rate sensitivity—the longer a Fund's duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies and Other.
(e) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.
(f) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S& P Global’s nomenclature, range from A‐1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Municipal Bond Fund
Investment Objective
Morningstar Municipal Bond Fund seeks income exempt from federal income taxes as well as capital preservation.
Investment Strategies
In seeking income exempt from federal income taxes consistent with the preservation of capital, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of municipal issuers within the United States and its territories, the income of which is exempt from U.S. taxation. To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets.
The Fund intends to invest primarily in investment-grade municipal securities, but may invest up to 35% of assets in high-yield fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality. The Fund may also invest in derivatives, including options, futures, swaps, and inverse floating-rate debt instruments (inverse floaters), for risk management purposes or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
Allspring Global Investments, LLC
Exposure to intermediate and short-term municipal bonds and derivatives, including investment-grade and below-investment-grade securities.
T. Rowe Price Associates, Inc.
Core-plus exposure to intermediate and long-term municipal bonds and derivatives, including both investment-grade and below-investment-grade securities.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information
Morningstar Defensive Bond Fund
General Information
Net Asset Value Per Share	$9.33
Total Net Assets (millions)	$132
Net Expense Ratio(a)	0.52%
Gross Expense Ratio(a)	0.68%
Portfolio Turnover Rate	4%
Number of Issuers	99
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Effective Duration (years)(b)	1.9
Non-USD Exposure(c)(d)(e)	0.0%

Five Largest Issuers (%)(c)(d)(f)
Cerberus	2.9
Golub Capital Partners Funding	2.3
PFS Financing Corp.	2.2
Westlake Automobile Receivable	1.5
Pretium Mortgage Credit Partne	1.4

Credit Quality (%)(c)(d)(g)
U.S. Agency	0.6
AAA	15.2
AA	2.4
A	4.5
BBB	1.4
BB	1.9
B	4.6
CCC	0.1
Not Rated	14.0
Sector Diversification (%)(c)(d)
Asset Backed Securities	35.0
Corporate	3.8
Mortgage Securities	3.2
Financials	1.3
Industrials	0.6
Communications	0.5
Consumer Discretionary	0.3

Region Diversification (%)(c)(d)
United States	34.7
Latin America	9.2
Canada	0.5
Europe (excluding United Kingdom)	0.3

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2022. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.48% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.48%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.55% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Defensive Bond Fund
upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Effective duration is a measure of a Fund's interest-rate sensitivity—the longer a Fund's duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies, Common Stocks and Other.
(e) Non-USD currency exposure for the Fund reflects the value of the portfolio’s non-U.S. dollar denominated investments, as well as the impact of currency derivatives.
(f) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.
(g) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S& P Global’s nomenclature, range from A‐1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Defensive Bond Fund
Investment Objective
Morningstar Defensive Bond Fund seeks capital preservation.
Investment Strategies
In seeking capital preservation, the Fund will normally invest at least 80% of its assets in a diversified portfolio of debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality. Under normal conditions, the Fund intends to pursue a defensive strategy of limiting its interest-rate sensitivity by maintaining a portfolio duration of three years or less. The Fund may also invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets.
The Fund invests primarily in short- and intermediate-term investment-grade fixed-income securities. These may include U.S. and non-U.S. investment-grade corporate debt securities, U.S. and non-U.S. government debt securities, and mortgage-backed and asset-backed securities. In most market environments, the Fund will not invest more than 20% of assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.
In addition, the Fund may invest a significant portion of its assets in collateralized debt obligations (CDOs), including collateralized loan obligations (CLOs). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadviser:
First Pacific Advisors, LP
Diversified portfolio of short-duration, fixed-income securities designed to anchor a portfolio of defensive assets.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information
Morningstar Multisector Bond Fund
General Information
Net Asset Value Per Share	$8.22
Total Net Assets (millions)	$156
Net Expense Ratio(a)	0.80%
Gross Expense Ratio(a)	0.93%
Portfolio Turnover Rate	68%
Number of Issuers	639
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Effective Duration (years)(b)	5.6
Non-USD Exposure(c)(d)(e)	20.7%

Five Largest Issuers (%)(c)(d)(f)
Republic of South Africa	2.8
Nota Do Tesouro Nacional	2.6
Mexican Bonos Desarollo	2.4
Government of Indonesia	2.1
Thailand Government Bond	1.9

Credit Quality (%)(c)(d)(g)
U.S. Treasury	1.5
AAA	0.2
AA	4.0
A	15.5
BBB	26.1
BB	25.0
B	11.7
CCC	2.8
C	0.2
Not Rated	7.5
Sector Diversification (%)(c)(d)
Government	35.2
Financials	11.1
Energy	10.0
Communications	8.4
Consumer Discretionary	5.3
Utilities	4.5
Health Care	4.4
Industrials	4.0
Technology	3.8
Materials	3.1
Consumer Staples	2.1
Real Estate	1.4
Mortgage Securities	0.9
Asset Backed Securities	0.3

Region Diversification (%)(c)(d)
United States	44.4
Latin America	16.4
Pacific (excluding Japan)	13.0
Europe (excluding United Kingdom)	6.4
Middle East	5.9
Africa	5.3
Canada	1.5
United Kingdom	1.0
Japan	0.6

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2022. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE),

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Multisector Bond Fund
short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.80% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.80%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.80% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Effective duration is a measure of a Fund's interest-rate sensitivity—the longer a Fund's duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.
(c) Percentages shown are based on Net Assets.
(d) Excludes Common Stocks, Convertible Preferred Stocks and Other.
(e) Non-USD currency exposure for the Fund reflects the value of the portfolio’s non-U.S. dollar denominated investments, as well as the impact of currency derivatives.
(f) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.
(g) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S& P Global’s nomenclature, range from A‐1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Multisector Bond Fund
Investment Objective
Morningstar Multisector Bond Fund seeks total return through a combination of current income and capital appreciation.
Investment Strategies
In seeking total return through a combination of current income and capital appreciation, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality across various sectors of the fixed-income market. These may include U.S. and non- U.S. corporate debt securities, U.S. and non-U.S. government debt securities, emerging-market debt securities, mortgage-backed and asset-backed securities, municipal securities, and floating-rate notes.
The Fund invests in investment grade and below investment grade fixed-income securities. The Fund may invest without limit in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality. The Fund may invest without limit in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.
The Fund may invest in securities acquired in a private placement, such as Rule 144A securities, as well as derivatives, including options, futures, swaps, forward foreign currency contracts and currency options, for risk management purposes or as part of its investment strategies. Due to the opportunistic nature of its strategy, the Fund may also invest up to 20% of its assets in equity securities, including common stocks and convertible securities.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
Loomis, Sayles & Company, L.P.
High-yield bond exposure with opportunistic bond allocations to bank loans, convertible bonds, investment-grade credit, agency and non-agency mortgage-backed securities.
TCW Investment Management Company LLC
Diversified, emerging-markets bond exposure across hard-currency, local-currency, and corporate emerging-markets debt.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Multisector Bond Fund
Voya Investment Management Company, LLC
U.S. Investment grade corporate bond strategy with opportunistic exposure to high-yield credits.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information
Morningstar Global Opportunistic Equity Fund
General Information
Net Asset Value Per Share	$8.71
Total Net Assets (millions)	$184
Net Expense Ratio(a)	0.87%
Gross Expense Ratio(a)	0.87%
Portfolio Turnover Rate	29%
Number of Companies	233
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(b)

Portfolio Characteristics
Weighted Average Market Capitalization (billions)	$47.11
Price-to-Earnings Ratio(b)	11.90
Countries Represented	24
Emerging Markets(c)(d)	6.7%

Ten Largest Equities (%)(b)(c)(d)
Omnicom Group, Inc.	1.7
International Game Technology PLC	1.7
CVS Health Corp.	1.7
Tapestry, Inc.	1.5
SES S.A.	1.4
Alphabet, Inc., Class A	1.3
Fresenius Medical Care A.G. & Co. KGaA	1.3
Medtronic PLC	1.3
Shell PLC	1.3
Tencent Holdings Ltd.	1.2
Sector Diversification (%)(b)(c)
Communications	10.5
Health Care	8.1
Consumer Discretionary	7.8
Technology	7.4
Industrials	6.1
Financials	5.6
Energy	4.1
Consumer Staples	2.4
Materials	0.8
Utilities	0.7
Real Estate	0.1

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2022. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 1.00%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.93% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Price-to-earnings (P/E) ratio is calculated using 12-month forward earnings estimates from third party sources deemed reliable.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies and Other.
(e) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Global Opportunistic Equity Fund
Investment Objective
Morningstar Global Opportunistic Equity Fund seeks long-term capital appreciation over a full market cycle.
Investment Strategies
In seeking long-term capital appreciation over a full market cycle, the Fund has significant flexibility and invests predominantly in equities across asset classes and geographies according to the portfolio management team’s assessment of their valuations and fundamental characteristics. The Fund will normally invest at least 80% of its assets in equity securities. The Fund invests in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets.
The Fund invests in equity securities, which may include common stocks and real estate investment trusts (REITs). The Fund may invest in companies of any size from any country, including emerging markets. Under normal market conditions, the Fund will invest significantly (e.g., at least 40% of its assets, unless market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its assets) in companies organized or located in multiple countries outside the United States or doing a substantial amount of business in multiple countries outside the United States.
To meet its objective, the Fund may also invest up to 20% of its assets in fixed-income securities of varying maturity, duration, and quality. These may include U.S. and non-U.S. corporate debt securities, U.S. government debt securities, including Treasury Inflation Protected Bond Securities and zero-coupon securities, non-U.S. government debt securities, emerging-market debt securities, and mortgage-backed and asset-backed securities. The Fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.
The Fund may also invest in derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Investment Adviser:
Morningstar Investment Management LLC

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Global Opportunistic Equity Fund
Investment Subadviser:
Lazard Asset Management LLC
Anchor global equity exposure focused on quality, attractively valued stocks, which have appeal throughout a market cycle.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information
Morningstar Alternatives Fund
General Information
Net Asset Value Per Share	$10.01
Total Net Assets (millions)	$342
Net Expense Ratio(a)	1.36%
Gross Expense Ratio(a)	1.50%
Portfolio Turnover Rate	201%
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Allocation Strategy Type (%)(b)
Convertible Arbitrage	22.4
Merger Arbitrage	20.9
Multi-Strategy	39.9
Short-term investments and ETFs	16.8
Region Diversification (%)(c)(d)
United States	74.0
Europe (excluding United Kingdom)	2.5
Canada	1.8
United Kingdom	1.3
Pacific (excluding Japan)	0.5
Japan	0.5

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.
(a) Expense ratios are as of the most recent Prospectus dated August 31, 2022. Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.29% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 1.29%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.20% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
(b) Percentages shown are based on Total Investments excluding derivatives.
(c) Percentages shown are based on Net Assets.
(d) Excludes Investment Companies and Other.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Alternatives Fund
Investment Objective
Morningstar Alternatives Fund seeks long-term capital appreciation and low sensitivity to traditional U.S. asset classes.
Investment Strategies
In seeking long-term capital appreciation and low sensitivity to traditional U.S. asset classes, the Fund allocates assets to strategies that provide alternative sources of return including (i) long/short macro strategies; (ii) long/short alpha strategies; (iii) merger arbitrage strategy; and (iv) convertible arbitrage strategy. The Fund will normally invest in both U.S. and non-U.S. securities, including securities of companies located in emerging markets. The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. The Fund may also seek returns through core allocation across fixed income and equity markets.
In particular, the Fund has the latitude to invest in the following alternative strategies:
Long-Short Equity—Combines long equity positions with short equity positions (selling borrowed securities). Since the strategy is both long and short, total net exposure is typically less than 100%.
Convertible Arbitrage—Includes the purchase of convertible securities and the sale of the underlying common stock. These securities tend to be convertible bonds or convertible preferred stocks that may be converted into the stock of the same company.
Merger Arbitrage—Seeks to profit from the successful completion of corporate re-organizations. The process typically involves purchasing shares of an announced acquisition target company at a discount to its expected value upon completion of the acquisition. Hedging strategies may be used to reduce market exposure and volatility.
Credit Arbitrage—Seeks to exploit the mispricing of different classes of securities that are usually of the same company, and may include investments in investment-grade and/or non-investment-grade corporate debt (otherwise known as junk bonds), credit derivatives, loans, equities, credit index securities, and private debt.
Global Macro—Establishes long (number of contracts bought exceeds number sold) with a short (number of contracts sold exceeds number bought) exposures around the globe to take advantage of what the subadvisers believe to be attractive opportunities. This strategy may include investments in fixed-income and equity securities and a wide variety of derivative instruments. Such investments will likely have significant exposure to foreign investments and may be concentrated in a geographic region or country.
Hedged Equity—Seeks to limit investment loss by creating a transaction that offsets an existing position in a contract that provides the right to buy or sell shares of a security at a specific price for a certain time. Specifically, this strategy attempts to reduce the systematic risk created by factors such as exposures to sectors, market-cap ranges, investment styles, currencies, and/or countries; the strategy strives to achieve this by matching short positions within each area against long positions. This strategy may be managed as beta-neutral, dollar-neutral, or sector-neutral in order to achieve low beta exposures to certain market indexes.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Alternatives Fund
Market Neutral—Attempts to significantly reduce the systematic risk created by factors such as exposures to sectors, market-cap ranges, investment styles, currencies, and/or countries. This strategy seeks to achieve this by matching short positions within each area against long positions, and the strategy may be managed as beta-neutral, dollar-neutral, or sector-neutral. In attempting to significantly reduce systematic risk, issue selection may be emphasized, with profits dependent on the ability to sell short and buy long the chosen securities.
Nontraditional Bond—Pursues strategies that diverge in one or more ways from conventional practice in the broader bond-fund universe. In pursuing this strategy, the Fund may seek to avoid losses and produce returns uncorrelated with the overall bond market and may employ a variety of methods to achieve those aims, including investing tactically across a wide swath of individual sectors, including high-yield and foreign debt.
Debt Securities—Investment in debt securities may include U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, mortgage to-be-announced (“TBA”) securities, emerging market debt securities, preferred securities, structured products, credit-linked notes, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. These debt securities may be of any credit quality, which may include investment grade securities and high yield securities, including unrated securities (commonly called “junk bonds”). The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.
Equity Securities—Investment in equity securities may include common stock, preferred stock, securities convertible into common stock, including contingent convertible bonds which are securities convertible into equity if a pre-specified trigger event occurs, and non-convertible preferred stock.
Derivatives—Exposure to equity securities may be done through derivatives which at times may be significant. Types of derivatives include, but are not limited to, swaps, (including total return some of which may be referred to as contracts for difference), credit default, index and interest rate swaps; options; forward contracts; futures; options on futures and swaps; and foreign exchange transactions, for hedging purposes, as well as to enhance returns. Use of derivatives may be to maintain a portion of its portfolio long and short positions. Investments in indexed and inverse securities may also be made to provide a potential return based on a particular index of value or interest rates. This strategy may also include investments in repurchase agreements, reverse repurchase agreements and dollar rolls.
Short Sales—Short sales may be used for hedging purposes or to enhance total return. Short sales “against the box” may also be used. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.
Currency—The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. As a result, the Fund may have significant exposure to foreign currencies and investments in non-U.S. dollar-based assets may be made on a currency hedged or unhedged basis.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Information  (continued)
Morningstar Alternatives Fund
To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
The nature of the strategies in this Fund is to engage in active and frequent trading of its portfolio securities which may result in higher portfolio turnover. Turnover is mainly driven by a few strategies employed to help manage duration and curve risk.
Investment Adviser:
Morningstar Investment Management LLC
Investment Subadvisers:
BlackRock Financial Management, Inc.
Seeks to deliver equity upside participation, balanced returns through defensive alpha and diversified fixed income exposure. The systematic, credit-oriented approach can offer downside protection.
SSI Investment Management LLC
Short-term cash exposure that pursues minimal correlation to broad markets and bond-like volatility through an unlevered convertible arbitrage strategy.
Water Island Capital, LLC
Seeks to provide cash-plus returns while remaining broadly uncorrelated to equity markets.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund
	Number of Shares	Value
Common Stocks – 89.1%
Aerospace & Defense – 2.2%
Boeing (The) Co.*	23,920	$ 3,408,839
General Dynamics Corp.	15,477	3,866,155
Lockheed Martin Corp.	5,107	2,485,475
Moog, Inc., Class A	20,870	1,768,733
Northrop Grumman Corp.	13,942	7,654,297
Raytheon Technologies Corp.	116,315	11,028,988
		30,212,487
Apparel & Textile Products – 0.8%
Hanesbrands, Inc.(a)	186,876	1,274,494
NIKE, Inc., Class B	71,800	6,654,424
Ralph Lauren Corp.	21,673	2,008,870
VF Corp.	31,663	894,480
		10,832,268
Asset Management – 0.8%
BlackRock, Inc.	5,600	3,617,096
Cohen & Steers, Inc.	27,331	1,644,233
Focus Financial Partners, Inc. Class A*	43,195	1,502,754
Hamilton Lane, Inc., Class A	41,856	2,503,826
KKR & Co., Inc.	29,324	1,426,026
		10,693,935
Automotive – 1.1%
Aptiv PLC*	48,871	4,450,682
BorgWarner, Inc.	34,947	1,311,561
Fox Factory Holding Corp.*	14,100	1,238,685
General Motors Co.	134,581	5,282,304
Holley, Inc.(a)*	108,944	433,597
Methode Electronics, Inc.	19,931	821,755
XPEL, Inc.*	22,862	1,581,822
		15,120,406
Banking – 4.3%
Atlantic Union Bankshares Corp.	46,927	1,620,859
Bank OZK	136,444	5,864,363
BankUnited, Inc.	32,739	1,176,967
BOK Financial Corp.	16,796	1,850,751
Citigroup, Inc.	58,896	2,700,971
City Holding Co.	15,454	1,558,536
Columbia Banking System, Inc.	50,866	1,702,485
First Republic Bank	28,317	3,400,872
JPMorgan Chase & Co.	73,559	9,259,607
PNC Financial Services Group (The), Inc.	17,660	2,857,918
Provident Financial Services, Inc.	39,129	877,272
	Number of Shares	Value
Banking (Continued)
Renasant Corp.	42,913	$ 1,732,398
Sandy Spring Bancorp, Inc.	43,564	1,543,908
Seacoast Banking Corp. of Florida	50,727	1,567,464
SVB Financial Group*	13,836	3,195,562
Triumph Bancorp, Inc.*	24,446	1,258,969
Truist Financial Corp.	201,612	9,030,201
Veritex Holdings, Inc.	50,697	1,601,011
Webster Financial Corp.	115,945	6,291,176
		59,091,290
Beverages – 1.6%
Diageo PLC (United Kingdom)	80,867	3,327,881
Duckhorn Portfolio (The), Inc.*	107,780	1,575,744
Monster Beverage Corp.*	107,992	10,121,010
PepsiCo, Inc.	16,897	3,068,157
Primo Water Corp.	242,037	3,531,320
		21,624,112
Biotechnology & Pharmaceuticals – 3.5%
Elanco Animal Health, Inc.*	174,069	2,295,970
Intra-Cellular Therapies, Inc.*	19,448	888,190
Johnson & Johnson	63,303	11,012,823
Merck & Co., Inc.	102,558	10,378,870
Pfizer, Inc.	132,096	6,149,069
Roche Holding A.G. (Genusschein)	2,979	988,427
Viatris, Inc.	643,608	6,519,749
Zoetis, Inc.	62,340	9,399,625
		47,632,723
Cable & Satellite – 0.9%
Charter Communications, Inc., Class A*	7,424	2,729,211
Comcast Corp., Class A	304,172	9,654,419
		12,383,630
Chemicals – 2.6%
Ashland Global Holdings, Inc.	36,509	3,830,524
Balchem Corp.	18,778	2,625,164
Dow, Inc.	43,661	2,040,715
DuPont de Nemours, Inc.	160,143	9,160,180
Ecovyst, Inc.*	91,581	911,231
Innospec, Inc.	27,379	2,737,626
International Flavors & Fragrances, Inc.	9,758	952,479
PPG Industries, Inc.	28,764	3,284,274

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Chemicals (Continued)
Sherwin-Williams (The) Co.	32,567	$ 7,328,552
Stepan Co.	14,815	1,547,279
Valvoline, Inc.	45,326	1,330,771
		35,748,795
Commercial Support Services – 0.2%
Legalzoom.com, Inc.(a)*	90,293	835,210
Stericycle, Inc.*	22,551	1,005,324
ZipRecruiter, Inc., Class A*	75,742	1,270,193
		3,110,727
Containers & Packaging – 0.1%
TriMas Corp.	43,884	1,002,749
Diversified Industrials – 2.0%
Eaton Corp. PLC	76,127	11,424,379
General Electric Co.	18,373	1,429,603
Honeywell International, Inc.	30,066	6,134,065
Illinois Tool Works, Inc.	19,428	4,148,461
Parker-Hannifin Corp.	13,816	4,015,206
		27,151,714
E-Commerce Discretionary – 3.4%
Amazon.com, Inc.*	433,820	44,440,521
Sea Ltd. ADR (Singapore)*	41,850	2,079,108
		46,519,629
Electric Utilities – 2.0%
American Electric Power Co., Inc.	16,346	1,437,140
Avista Corp.	38,304	1,571,613
Dominion Energy, Inc.	177,819	12,441,996
Duke Energy Corp.	52,307	4,873,966
NorthWestern Corp.(a)	30,068	1,588,493
Southern (The) Co.	66,863	4,378,189
Xcel Energy, Inc.	18,809	1,224,654
		27,516,051
Electrical Equipment – 1.4%
Johnson Controls International PLC	60,718	3,511,929
Novanta, Inc.*	16,129	2,280,641
nVent Electric PLC	192,990	7,044,135
Otis Worldwide Corp.	10,434	737,058
Sensata Technologies Holding PLC	63,816	2,566,041
Trane Technologies PLC	16,512	2,635,810
		18,775,614
	Number of Shares	Value
Engineering & Construction – 0.2%
Comfort Systems USA, Inc.	13,964	$ 1,721,482
Installed Building Products, Inc.	10,852	933,272
		2,654,754
Entertainment Content – 0.6%
Activision Blizzard, Inc.	7,485	544,908
Electronic Arts, Inc.	6,657	838,516
Walt Disney (The) Co.*	60,975	6,496,276
		7,879,700
Food – 1.5%
BellRing Brands, Inc.*	69,371	1,680,166
Hostess Brands, Inc.*	61,396	1,625,766
J&J Snack Foods Corp.	11,499	1,697,367
Lancaster Colony Corp.	16,624	2,996,975
Nestle S.A.(b)	31,283	3,405,430
Post Holdings, Inc.*	53,331	4,822,189
Seaboard Corp.	1,302	4,877,787
		21,105,680
Forestry, Paper & Wood Products – 0.2%
Trex Co., Inc.*	56,177	2,701,552
UFP Industries, Inc.	10,517	749,126
		3,450,678
Gas & Water Utilities – 0.4%
South Jersey Industries, Inc.	79,562	2,758,415
UGI Corp.	89,559	3,164,119
		5,922,534
Health Care Facilities & Services – 3.1%
Cigna Corp.	23,696	7,655,230
Ensign Group (The), Inc.	35,859	3,219,421
ICON PLC*	12,361	2,445,500
Laboratory Corp. of America Holdings	12,271	2,722,444
McKesson Corp.	10,882	4,237,124
Medpace Holdings, Inc.*	15,149	3,362,775
Patterson Cos., Inc.	57,103	1,482,965
UnitedHealth Group, Inc.	31,218	17,330,673
		42,456,132
Home & Office Products – 0.3%
Steelcase, Inc., Class A	483,352	3,755,645
Home Construction – 0.6%
Century Communities, Inc.	32,516	1,447,287
Masco Corp.	31,022	1,435,388
Masonite International Corp.*	20,865	1,492,473
NVR, Inc.*	934	3,958,059
		8,333,207

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Household Products – 1.0%
Central Garden & Pet Co., Class A*	41,233	$ 1,613,860
Kimberly-Clark Corp.	16,513	2,055,208
Reckitt Benckiser Group PLC (United Kingdom)	17,214	1,142,390
Unilever PLC ADR (United Kingdom)	196,322	8,934,614
		13,746,072
Industrial Intermediate Products – 0.4%
AZZ, Inc.	19,739	793,508
Janus International Group, Inc.*	121,189	1,167,050
RBC Bearings, Inc.*	13,152	3,334,426
		5,294,984
Industrial Support Services – 1.1%
W.W. Grainger, Inc.	16,199	9,465,886
WESCO International, Inc.*	46,261	6,373,378
		15,839,264
Institutional Financial Services – 2.0%
Goldman Sachs Group (The), Inc.	32,201	11,093,567
Moelis & Co., Class A	71,676	3,043,363
Morgan Stanley	84,187	6,917,646
Nasdaq, Inc.	78,071	4,859,139
Piper Sandler Cos.	12,751	1,631,745
		27,545,460
Insurance – 4.3%
American International Group, Inc.	193,299	11,018,043
AMERISAFE, Inc.	17,913	1,046,298
Aon PLC, Class A	20,691	5,824,310
Berkshire Hathaway, Inc., Class B*	14,374	4,241,624
Brighthouse Financial, Inc.*	33,309	1,900,945
Chubb Ltd.	27,978	6,012,192
Enstar Group Ltd.*	4,588	919,986
Goosehead Insurance, Inc., Class A(a)*	18,243	757,267
Hagerty, Inc., Class A(a)*	30,670	278,790
Hartford Financial Services Group (The), Inc.	31,913	2,310,820
Loews Corp.	28,035	1,598,556
Marsh & McLennan Cos., Inc.	57,076	9,217,203
Progressive (The) Corp.	46,458	5,965,207
RenaissanceRe Holdings Ltd.	6,066	938,289
	Number of Shares	Value
Insurance (Continued)
Travelers (The) Cos., Inc.	21,512	$ 3,968,104
Willis Towers Watson PLC	12,244	2,671,763
		58,669,397
Internet Media & Services – 4.1%
Alphabet, Inc., Class A*	303,590	28,692,291
Meta Platforms, Inc., Class A*	146,546	13,652,225
Netflix, Inc.*	31,751	9,267,482
Uber Technologies, Inc.*	177,379	4,712,960
		56,324,958
Leisure Facilities & Services – 1.0%
Chuy's Holdings, Inc.*	34,986	1,025,090
Marriott International, Inc., Class A	17,817	2,852,680
Papa John's International, Inc.	21,020	1,526,683
Red Rock Resorts, Inc., Class A	147,790	6,155,453
Vail Resorts, Inc.	8,666	1,898,980
		13,458,886
Leisure Products – 0.2%
Mattel, Inc.*	96,779	1,834,930
YETI Holdings, Inc.*	37,568	1,205,181
		3,040,111
Machinery – 1.3%
Alamo Group, Inc.	10,019	1,523,690
Albany International Corp., Class A	16,418	1,504,217
Enovis Corp.(a)*	55,940	2,766,233
Esab Corp.	66,007	2,462,061
Federal Signal Corp.	37,033	1,727,589
Helios Technologies, Inc.	32,395	1,836,473
Kadant, Inc.	16,084	2,862,148
Kornit Digital Ltd. (Israel)*	29,246	781,453
Regal Rexnord Corp.	10,080	1,275,523
Stanley Black & Decker, Inc.	15,076	1,183,315
		17,922,702
Machinery - Diversified – 0.5%
Altra Industrial Motion Corp.	105,512	6,345,492
Medical Equipment & Devices – 5.1%
Abbott Laboratories	35,830	3,545,020
Alcon, Inc. (Switzerland)(a)	89,214	5,413,505
Avanos Medical, Inc.*	36,227	802,428
Bio-Rad Laboratories, Inc., Class A*	26,311	9,253,842
Boston Scientific Corp.*	129,947	5,602,015

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Medical Equipment & Devices (Continued)
CONMED Corp.	18,883	$ 1,505,542
Danaher Corp.	8,075	2,032,235
Dexcom, Inc.*	64,700	7,814,466
Intuitive Surgical, Inc.*	28,660	7,063,830
Medtronic PLC	34,485	3,011,920
Merit Medical Systems, Inc.*	25,623	1,762,094
Neogen Corp.*	139,216	1,837,651
Stryker Corp.	22,200	5,089,128
Thermo Fisher Scientific, Inc.	29,275	15,046,472
		69,780,148
Metals & Mining – 0.4%
Encore Wire Corp.	5,763	792,931
Freeport-McMoRan, Inc.	118,037	3,740,593
Livent Corp.*	25,364	800,741
		5,334,265
Oil & Gas Producers – 6.5%
Antero Midstream Corp.	146,471	1,559,916
Brigham Minerals, Inc., Class A	48,840	1,514,040
Cheniere Energy, Inc.	48,463	8,549,358
Chesapeake Energy Corp.(a)	23,207	2,373,380
Chord Energy Corp.	9,945	1,522,480
ConocoPhillips	47,351	5,970,487
Coterra Energy, Inc.(a)	119,654	3,724,829
Enbridge, Inc. (Canada)	199,358	7,767,404
EOG Resources, Inc.	18,761	2,561,252
Equitrans Midstream Corp.	256,792	2,162,189
Exxon Mobil Corp.	52,484	5,815,752
Hess Corp.	49,270	6,951,012
Kinder Morgan, Inc.	370,686	6,716,830
Northern Oil and Gas, Inc.	41,068	1,402,061
ONEOK, Inc.	69,639	4,130,985
Pembina Pipeline Corp. (Canada)	62,320	2,057,587
Pioneer Natural Resources Co.	39,218	10,055,887
Targa Resources Corp.	27,207	1,860,143
TC Energy Corp. (Canada)	134,486	5,907,177
Williams (The) Cos., Inc.	184,048	6,023,891
		88,626,660
Publishing & Broadcasting – 0.1%
Liberty Media Corp.-Liberty Formula One, Class C*	29,499	1,702,977
Real Estate Investment Trusts – 2.1%
Community Healthcare Trust, Inc.	9,988	345,585
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
Corporate Office Properties Trust	65,671	$ 1,750,132
CubeSmart	101,205	4,237,453
Douglas Emmett, Inc.	50,902	895,366
Easterly Government Properties, Inc.	47,225	821,243
Equinix, Inc.	8,529	4,831,167
Four Corners Property Trust, Inc.	59,097	1,514,065
National Storage Affiliates Trust	30,248	1,290,380
Plymouth Industrial REIT, Inc.	82,751	1,525,928
PotlatchDeltic Corp.	16,991	755,930
Prologis, Inc.	14,902	1,650,397
Public Storage	3,450	1,068,638
Rayonier, Inc.	53,990	1,819,463
Ryman Hospitality Properties, Inc.	23,020	2,046,938
Sunstone Hotel Investors, Inc.	69,748	777,690
UDR, Inc.	15,649	622,204
Urban Edge Properties	106,665	1,506,110
Weyerhaeuser Co.	54,308	1,679,746
		29,138,435
Real Estate Owners & Developers – 0.1%
Radius Global Infrastructure, Inc. Class A*	100,094	935,879
Real Estate Services – 0.1%
Jones Lang LaSalle, Inc.*	6,905	1,098,517
Retail - Consumer Staples – 1.2%
Five Below, Inc.(a)*	20,254	2,964,173
Koninklijke Ahold Delhaize N.V. ADR (Netherlands)	161,301	4,501,911
Ollie's Bargain Outlet Holdings, Inc.*	22,112	1,238,272
Target Corp.	19,565	3,213,551
Walmart, Inc.	36,088	5,136,405
		17,054,312
Retail - Discretionary – 1.7%
Academy Sports & Outdoors, Inc.(a)	25,654	1,129,546
Advance Auto Parts, Inc.	37,171	7,059,516
Floor & Decor Holdings, Inc., Class A*	20,539	1,506,946
Freshpet, Inc.*	18,376	1,083,265
Lowe's Cos., Inc.	25,121	4,897,339
Mister Car Wash, Inc.(a)*	95,073	839,495

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Retail - Discretionary (Continued)
Monro, Inc.	33,287	$ 1,589,454
Tractor Suppy Co.	24,370	5,355,795
		23,461,356
Semiconductors – 2.7%
Analog Devices, Inc.	11,811	1,684,485
ASML Holding N.V. (Netherlands)(b)	10,920	5,158,826
Intel Corp.	111,200	3,161,416
KLA Corp.	8,323	2,633,813
Micron Technology, Inc.	36,518	1,975,624
Monolithic Power Systems, Inc.	3,435	1,166,011
NVIDIA Corp.	73,968	9,983,461
NXP Semiconductors N.V. (China)	22,701	3,316,162
Rambus, Inc.*	54,623	1,647,430
Texas Instruments, Inc.	36,930	5,932,066
		36,659,294
Software – 7.9%
Adobe, Inc.*	16,306	5,193,461
Atlassian Corp., Class A*	27,180	5,510,201
Check Point Software Technologies Ltd. (Israel)*	33,318	4,305,685
Clearwater Analytics Holdings, Inc., Class A(a)*	96,036	1,564,427
CyberArk Software Ltd.*	14,135	2,217,923
Five9, Inc.*	21,295	1,283,237
Guidewire Software, Inc.*	25,196	1,496,894
Microsoft Corp.	211,461	49,086,442
Palo Alto Networks, Inc.*	71,277	12,230,421
Paylocity Holding Corp.*	9,470	2,195,051
Q2 Holdings, Inc.*	29,781	924,402
Salesforce, Inc.*	58,578	9,524,197
Splunk, Inc.*	52,357	4,351,390
SS&C Technologies Holdings, Inc.	53,937	2,773,441
Unity Software, Inc.(a)*	37,500	1,106,250
Workday, Inc., Class A*	31,260	4,870,933
		108,634,355
Specialty Finance – 0.5%
American Express Co.	25,562	3,794,680
Discover Financial Services	9,048	945,154
Mr. Cooper Group, Inc.(a)*	53,137	2,098,380
		6,838,214
Technology Hardware – 3.9%
ADTRAN Holdings, Inc.	39,136	878,995
Apple, Inc.	257,909	39,547,766
Ciena Corp.*	34,607	1,657,675
Cisco Systems, Inc.	147,624	6,706,558
	Number of Shares	Value
Technology Hardware (Continued)
Fabrinet (Thailand)*	14,494	$ 1,658,114
Telefonaktiebolaget LM Ericsson ADR (Sweden)	305,769	1,703,133
Viavi Solutions, Inc.*	115,430	1,742,993
		53,895,234
Technology Services – 4.0%
Accenture PLC, Class A	17,317	4,916,296
Cognizant Technology Solutions Corp., Class A	31,320	1,949,670
Equifax, Inc.	15,936	2,701,789
Euronet Worldwide, Inc.*	14,118	1,186,053
Globant S.A.*	11,657	2,199,443
HealthEquity, Inc.*	38,782	3,021,506
Moody's Corp.	6,332	1,677,157
Open Lending Corp., Class A*	98,845	708,719
PayPal Holdings, Inc.*	88,901	7,430,345
Repay Holdings Corp.*	116,911	711,988
S&P Global, Inc.	28,028	9,003,995
Visa, Inc., Class A(a)	95,148	19,710,860
		55,217,821
Telecommunications – 0.9%
T-Mobile U.S., Inc.*	8,026	1,216,421
Verizon Communications, Inc.	160,274	5,989,439
Vodafone Group PLC ADR (United Kingdom)	491,606	5,805,867
		13,011,727
Transportation & Logistics – 1.8%
Alaska Air Group, Inc.*	50,091	2,227,046
Allegiant Travel Co.*	9,875	741,119
Canadian National Railway Co. (Canada)	13,347	1,580,819
Delta Air Lines, Inc.*	86,480	2,934,266
Kirby Corp.*	37,092	2,587,167
Saia, Inc.*	8,003	1,591,477
Union Pacific Corp.	21,953	4,327,814
United Parcel Service, Inc., Class B	49,035	8,226,602
		24,216,310
Transportation Equipment – 0.1%
PACCAR, Inc.	16,580	1,605,441
Wholesale - Consumer Staples – 0.2%
Archer-Daniels-Midland Co.	27,865	2,702,348

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Wholesale - Discretionary – 0.1%
Pool Corp.	6,916	$ 2,104,055
Total Common Stocks (Cost $1,171,913,110)		1,223,179,134

Master Limited Partnerships – 1.6%
Oil & Gas Producers – 1.6%
Energy Transfer L.P.	425,051	5,427,901
Enterprise Products Partners L.P.	334,969	8,457,967
Magellan Midstream Partners L.P.	55,545	2,996,653
MPLX L.P.	83,163	2,789,287
Plains All American Pipeline L.P.	227,296	2,720,733
Total Master Limited Partnerships (Cost $21,212,424)		22,392,541

Investment Companies – 8.1%
Vanguard Consumer Staples ETF	193,122	36,299,211
Vanguard Financials ETF(a)	187,564	15,657,843
Vanguard Health Care ETF(a)	241,156	58,608,143
Total Investment Companies (Cost $97,873,782)		110,565,197

	Par/Number of Shares	Value
Short-Term Investments – 2.4%
Money Market Funds – 2.4%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.08%(c)(d)	14,851,612	$ 14,851,612
Northern Institutional Funds - Treasury Portfolio (Premier), 2.48%(c)	18,348,616	18,348,616
Total Short-Term Investments (Cost $33,200,228)		33,200,228
Total Investments – 101.2% (Cost $1,324,199,544)		1,389,337,100
Liabilities less Other Assets – (1.2)%		(16,837,506)
NET ASSETS – 100.0%		$1,372,499,594

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	7-day current yield as of October 31, 2022 is disclosed.
(d)	Security purchased with the cash proceeds from securities loaned (See Note 7).
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standards & Poor's
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	1,214,315,006	$8,864,128	$—	1,223,179,134
Master Limited Partnerships	22,392,541	—	—	22,392,541
Investment Companies	110,565,197	—	—	110,565,197
Short-Term Investments	33,200,228	—	—	33,200,228
Total Investments	$1,380,472,972	$8,864,128	$—	$1,389,337,100
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments
Morningstar International Equity Fund
	Number of Shares	Value
Common Stocks – 95.1%
Advertising & Marketing – 1.1%
Dentsu Group, Inc. (Japan)	20,894	$ 649,874
Publicis Groupe S.A. (France)	75,300	4,217,131
WPP PLC (United Kingdom)	422,861	3,721,241
		8,588,246
Aerospace & Defense – 0.2%
BAE Systems PLC (United Kingdom)	100,595	940,922
Rolls-Royce Holdings PLC (United Kingdom)(a)*	822,536	737,703
		1,678,625
Apparel & Textile Products – 1.7%
adidas A.G. (Germany)	41,200	4,021,743
Cie Financiere Richemont S.A., Class A (Switzerland)(a)(b)	13,180	1,288,128
Kering S.A. (France)	11,695	5,355,858
Swatch Group (The) A.G. (Bearer) (Switzerland)(a)	8,550	1,921,266
		12,586,995
Asset Management – 1.6%
EXOR N.V. (Netherlands)*	78,200	5,255,118
HDFC Asset Management Co. Ltd. (India)(c)	15,188	381,169
Sanlam Ltd. (South Africa)	221,435	645,470
Schroders PLC (United Kingdom)(a)	866,540	3,890,774
St. James's Place PLC (United Kingdom)	39,225	478,999
XP, Inc., Class A (Brazil)(a)*	86,245	1,580,871
		12,232,401
Automotive – 5.6%
Bajaj Auto Ltd. (India)	13,434	596,507
Bayerische Motoren Werke A.G. (Germany)	83,220	6,532,100
Bridgestone Corp. (Japan)	66,700	2,412,302
Continental A.G. (Germany)	107,975	5,592,640
Denso Corp. (Japan)	24,000	1,190,782
Fuyao Glass Industry Group Co. Ltd., Class A (China)	171,500	781,760
Honda Motor Co. Ltd. (Japan)	144,300	3,290,397
Huayu Automotive Systems Co. Ltd., Class A (China)	215,500	492,763
Hyundai Mobis Co. Ltd. (South Korea)	4,943	758,154
	Number of Shares	Value
Automotive (Continued)
Kia Corp. (South Korea)	11,511	$ 534,926
Li Auto, Inc. ADR (China)*	14,000	190,680
Li Auto, Inc., Class A (China)(a)*	3,000	20,608
Maruti Suzuki India Ltd. (India)	5,138	592,362
Mercedes-Benz Group A.G. (Germany)	122,390	7,084,128
Nissan Motor Co. Ltd. (Japan)	313,576	999,462
Stanley Electric Co. Ltd. (Japan)	64,500	1,096,532
Sumitomo Electric Industries Ltd. (Japan)	58,900	615,524
Toyota Motor Corp. (Japan)	472,300	6,552,979
Valeo (France)	198,994	3,278,027
		42,612,633
Banking – 11.0%
Al Rajhi Bank (Saudi Arabia)*	6,801	154,219
Axis Bank Ltd. (India)	230,011	2,522,410
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	556,719	2,871,999
Banco do Brasil S.A. (Brazil)	190,900	1,369,986
Bank Central Asia Tbk PT (Indonesia)	1,223,400	691,561
Bank Mandiri Persero Tbk PT (Indonesia)	2,151,700	1,453,589
Barclays PLC (United Kingdom)	313,999	533,564
BDO Unibank, Inc. (Philippines)	41,910	92,637
BNP Paribas S.A. (France)	164,505	7,714,284
Capitec Bank Holdings Ltd. (South Africa)	5,129	531,092
China Construction Bank Corp., Class H (China)	3,947,000	2,094,627
China Merchants Bank Co. Ltd., Class H (China)	144,113	471,812
Commercial International Bank Egypt S.A.E. GDR (Egypt)(b)	601,988	763,959
Credicorp Ltd. (Peru)	2,116	309,698
DBS Group Holdings Ltd. (Singapore)	259,952	6,284,682
First Abu Dhabi Bank PJSC (United Arab Emirates)	181,888	887,024
FirstRand Ltd. (South Africa)	145,297	507,956
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	218,693	1,780,295

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banking (Continued)
HDFC Bank Ltd. (India)	71,136	$ 1,291,009
HDFC Bank Ltd. ADR (India)	42,799	2,666,806
HSBC Holdings PLC (United Kingdom)	402,508	2,065,693
ICICI Bank Ltd. ADR (India)	216,734	4,776,817
Intesa Sanpaolo S.p.A. (Vienna Exchange) (Italy)	4,011,000	7,647,094
Kasikornbank PCL (Thailand)(b)	128,900	496,007
KB Financial Group, Inc. (South Korea)	34,443	1,158,975
Kotak Mahindra Bank Ltd. (India)	88,586	2,039,702
Lloyds Banking Group PLC (United Kingdom)	15,456,706	7,423,361
Mitsubishi UFJ Financial Group, Inc. (Japan)	350,300	1,654,765
Mizuho Financial Group, Inc. (Japan)	55,000	594,851
NatWest Group PLC (United Kingdom)	142,426	383,597
Nedbank Group Ltd. (South Africa)	114,237	1,353,026
OTP Bank Nyrt. (Hungary)	70,344	1,534,613
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)	62,731	341,845
Qatar National Bank QPSC (Qatar)	177,994	974,633
Resona Holdings, Inc. (Japan)	193,800	730,423
Saudi British Bank (The) (Saudi Arabia)	4,234	49,045
Saudi National Bank (The) (Saudi Arabia)	53,449	844,774
Sberbank of Russia PJSC (Russia)(d)*	405,212	0
Shinhan Financial Group Co. Ltd. (South Korea)	40,443	1,027,922
Skandinaviska Enskilda Banken AB, Class A (Sweden)	456,069	4,808,515
Standard Bank Group Ltd. (South Africa)	88,102	822,453
Standard Chartered PLC (United Kingdom)	493,983	2,951,422
Sumitomo Mitsui Financial Group, Inc. (Japan)	104,100	2,923,291
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	61,400	1,766,418
		83,362,451
Beverages – 2.2%
Ambev S.A. ADR (Brazil)	898,773	2,732,270
	Number of Shares	Value
Beverages (Continued)
Anheuser-Busch InBev S.A./N.V. (Belgium)	82,100	$ 4,106,676
Asahi Group Holdings Ltd. (Japan)	18,400	514,846
Budweiser Brewing Co. APAC Ltd. (China)(c)	544,500	1,146,022
Diageo PLC (United Kingdom)	47,204	1,942,563
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	49,710	3,560,230
Kirin Holdings Co. Ltd. (Japan)	121,700	1,788,982
Nongfu Spring Co. Ltd., Class H (China)(c)	30,000	150,687
Tingyi Cayman Islands Holding Corp. (China)	620,000	969,121
		16,911,397
Biotechnology & Pharmaceuticals – 4.7%
Astellas Pharma, Inc. (Japan)	90,400	1,247,356
AstraZeneca PLC (United Kingdom)	28,402	3,332,469
Bayer A.G. (Germany)(b)	108,860	5,723,976
China Medical System Holdings Ltd. (China)	435,000	475,422
Chugai Pharmaceutical Co. Ltd. (Japan)	163,600	3,790,917
CSPC Pharmaceutical Group Ltd. (China)	2,828,000	2,904,814
Daiichi Sankyo Co. Ltd. (Japan)	45,200	1,446,887
GSK PLC	91,351	1,496,430
Novartis A.G. (Switzerland)(b)	30,600	2,475,257
Ono Pharmaceutical Co. Ltd. (Japan)	29,800	701,300
Roche Holding A.G. (Genusschein)	22,362	7,419,671
Shionogi & Co. Ltd. (Japan)	55,800	2,591,199
Takeda Pharmaceutical Co. Ltd. (Japan)	92,100	2,432,269
		36,037,967
Cable & Satellite – 0.5%
Grupo Televisa S.A.B. ADR (Mexico)	249,100	1,307,775
Liberty Global PLC, Class A (United Kingdom)*	154,800	2,609,928
		3,917,703
Chemicals – 2.3%
Air Liquide S.A. (France)	14,993	1,961,291

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Chemicals (Continued)
Akzo Nobel N.V. (Netherlands)	6,300	$ 388,934
Asian Paints Ltd. (India)	10,695	402,593
LG Chem Ltd. (South Korea)	2,655	1,165,117
Linde PLC (United Kingdom)(a)	8,843	2,640,337
Nitto Denko Corp. (Japan)	19,600	1,032,641
Novozymes A/S, Class B (Denmark)	33,493	1,758,068
Orica Ltd. (Australia)	214,707	1,909,871
Shin-Etsu Chemical Co. Ltd. (Japan)	23,200	2,411,175
Symrise A.G. (Germany)	26,740	2,729,420
Toray Industries, Inc. (Japan)	113,100	549,366
UPL Ltd. (India)	99,600	879,281
		17,828,094
Commercial Support Services – 1.2%
Bidvest Group (The) Ltd. (South Africa)	51,417	594,765
Compass Group PLC (United Kingdom)	98,811	2,081,140
Edenred (France)	44,100	2,260,840
Pony Testing International Group Co. Ltd., Class A (China)	46,280	224,750
Recruit Holdings Co. Ltd. (Japan)	69,200	2,129,365
Rentokil Initial PLC (United Kingdom)	70,355	439,023
Secom Co. Ltd. (Japan)	20,200	1,150,804
		8,880,687
Construction Materials – 0.8%
Anhui Conch Cement Co. Ltd., Class H (China)	271,000	697,536
Holcim Ltd. (Switzerland)*	100,205	4,552,548
Siam Cement (The) PCL (Thailand)(b)	68,100	579,727
		5,829,811
Diversified Industrials – 1.1%
Alfa Laval AB (Sweden)	107,677	2,650,504
Hitachi Ltd. (Japan)	31,800	1,442,888
Siemens A.G. (Germany)(b)	40,900	4,466,649
		8,560,041
E-Commerce Discretionary – 2.0%
Alibaba Group Holding Ltd. (China)*	1,036,556	8,059,126
Alibaba Group Holding Ltd. ADR (China)*	9,684	615,709
	Number of Shares	Value
E-Commerce Discretionary (Continued)
JD.com, Inc., Class A (China)	140,133	$ 2,551,895
Ozon Holdings PLC ADR (Russia)(d)*	8,944	0
Pinduoduo, Inc. ADR (China)*	30,698	1,683,171
Sea Ltd. ADR (Singapore)*	7,161	355,759
Vipshop Holdings Ltd. ADR (China)*	256,700	1,789,199
		15,054,859
Electric Utilities – 0.3%
Chubu Electric Power Co., Inc. (Japan)	66,581	541,964
Engie Brasil Energia S.A. (Brazil)	82,800	643,742
National Grid PLC (United Kingdom)	62,664	682,732
SSE PLC (United Kingdom)	20,117	359,509
		2,227,947
Electrical Equipment – 1.7%
Daikin Industries Ltd. (Japan)	10,600	1,587,744
Mitsubishi Electric Corp. (Japan)	232,300	2,043,918
Schindler Holding A.G. (Switzerland)(a)	8,700	1,418,674
Schneider Electric S.E.	39,500	4,995,029
Shenzhen Inovance Technology Co. Ltd., Class A (China)	69,200	630,678
Toshiba Corp. (Japan)	33,530	1,163,543
Voltas Ltd. (India)	115,691	1,225,808
		13,065,394
Engineering & Construction – 0.1%
Indus Towers Ltd. (India)	421,593	945,777
Sitios Latinoamerica S.A.B. de C.V. (Mexico)*	41,190	12,203
		957,980
Entertainment Content – 0.3%
NetEase, Inc. (China)	93,900	1,041,844
Nexon Co. Ltd. (Japan)	34,500	577,331
Square Enix Holdings Co. Ltd. (Japan)	14,600	651,482
		2,270,657
Food – 1.0%
Associated British Foods PLC (United Kingdom)	21,376	331,313
Danone S.A. (France)	51,700	2,569,465

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Food (Continued)
Foshan Haitian Flavouring & Food Co. Ltd., Class A (China)	17,300	$ 141,046
MEIJI Holdings Co. Ltd. (Japan)	34,400	1,415,530
Nestle S.A. ADR	24,201	2,630,891
Universal Robina Corp. (Philippines)	187,760	397,223
Yamazaki Baking Co. Ltd. (Japan)	46,500	473,804
		7,959,272
Forestry, Paper & Wood Products – 0.1%
UPM-Kymmene OYJ (Finland)	26,809	901,251
Gas & Water Utilities – 0.5%
ENN Energy Holdings Ltd. (China)	249,800	2,483,525
ENN Natural Gas Co. Ltd., Class A (China)	265,600	562,850
Osaka Gas Co. Ltd. (Japan)	37,300	552,327
Severn Trent PLC (United Kingdom)	9,710	278,675
		3,877,377
Health Care Facilities & Services – 1.9%
Alfresa Holdings Corp. (Japan)	53,400	614,788
Bumrungrad Hospital PCL (Thailand)(b)	8,700	51,889
Fresenius Medical Care A.G. & Co. KGaA (Germany)	71,500	1,977,733
Fresenius S.E. & Co. KGaA (Germany)	214,400	4,934,022
Life Healthcare Group Holdings Ltd. (South Africa)	584,635	628,597
Lonza Group A.G. (Switzerland)(b)	7,541	3,881,988
Nahdi Medical Co. (Saudi Arabia)	17,024	896,437
Sinopharm Group Co. Ltd., Class H (China)	601,923	1,141,916
Wuxi Biologics Cayman, Inc. (China)(c)*	61,000	274,478
		14,401,848
Home & Office Products – 0.6%
Coway Co. Ltd. (South Korea)	17,522	679,431
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	200,300	784,665
	Number of Shares	Value
Home & Office Products (Continued)
Haier Smart Home Co. Ltd., Class A (China)	869,900	$ 2,469,771
Midea Group Co. Ltd., Class A (China)	55,664	305,039
		4,238,906
Home Construction – 0.1%
Berkeley Group Holdings (The) PLC (United Kingdom)	8,496	338,033
Sekisui House Ltd. (Japan)	38,369	637,033
		975,066
Household Products – 3.1%
Haleon PLC (United Kingdom)*	96,821	296,897
Hengan International Group Co. Ltd. (China)	251,500	975,128
Henkel A.G. & Co. KGaA (Germany)	59,400	3,487,084
Hindustan Unilever Ltd. (India)	16,014	494,090
Kao Corp. (Japan)	51,800	1,934,831
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	519,807	819,077
L'Oreal S.A. (France)	19,275	6,052,435
Reckitt Benckiser Group PLC (United Kingdom)	34,937	2,318,560
Shiseido Co. Ltd. (Japan)	49,500	1,709,592
Unicharm Corp. (Japan)	81,900	2,489,058
Unilever PLC (United Kingdom)	23,549	1,074,830
Unilever PLC (London Exchange) (United Kingdom)	47,996	2,181,627
		23,833,209
Industrial Intermediate Products – 0.5%
SKF AB, Class B (Sweden)	255,700	3,701,417
Industrial Support Services – 0.4%
Ashtead Group PLC (United Kingdom)	46,500	2,422,328
Ferguson PLC	3,467	378,107
		2,800,435
Institutional Financial Services – 1.1%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	485,502	1,409,840
Credit Suisse Group A.G. (Switzerland)(a)(b)	1,186,307	4,914,233
Daiwa Securities Group, Inc. (Japan)	126,500	493,562

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Institutional Financial Services (Continued)
Japan Exchange Group, Inc. (Japan)	40,300	$ 529,614
London Stock Exchange Group PLC (United Kingdom)	8,987	779,012
Moscow Exchange MICEX PJSC (Russia)(d)*	83,130	0
		8,126,261
Insurance – 4.3%
AIA Group Ltd. (Hong Kong)	701,400	5,312,960
Allianz S.E. (Germany)(b)	59,449	10,695,144
Aviva PLC (United Kingdom)	53,582	257,013
BB Seguridade Participacoes S.A. (Brazil)	375,000	2,153,228
Dai-ichi Life Holdings, Inc. (Japan)	49,000	778,255
HDFC Life Insurance Co. Ltd. (India)(c)	110,691	723,382
Legal & General Group PLC (United Kingdom)	139,737	373,833
Manulife Financial Corp. (Canada)	139,400	2,310,458
MS&AD Insurance Group Holdings, Inc. (Japan)	46,400	1,228,728
Ping An Insurance Group Co. of China Ltd., Class H (China)	659,000	2,638,234
Prudential PLC (Hong Kong)(a)	444,963	4,133,560
Sompo Holdings, Inc. (Japan)	17,800	742,123
Tokio Marine Holdings, Inc. (Japan)	72,300	1,309,004
		32,655,922
Internet Media & Services – 3.7%
Baidu, Inc., Class A (China)*	202,600	1,942,327
Meituan, Class B (China)(c)*	210,400	3,368,619
NAVER Corp. (South Korea)	30,448	3,611,691
Prosus N.V. (China)*	114,206	4,938,461
Tencent Holdings Ltd. (China)	409,000	10,747,209
Tencent Music Entertainment Group ADR (China)*	296,801	1,071,451
Trip.com Group Ltd. (China)*	29,800	669,377
	Number of Shares	Value
Internet Media & Services (Continued)
Trip.com Group Ltd. ADR (China)*	67,372	$ 1,524,628
Yandex N.V., Class A (Russia)(d)*	41,059	0
		27,873,763
Leisure Facilities & Services – 1.4%
Accor S.A. (France)*	198,919	4,766,390
Entain PLC (United Kingdom)	25,980	375,842
InterContinental Hotels Group PLC (United Kingdom)	7,431	399,273
OPAP S.A. (Greece)	56,322	690,122
Restaurant Brands International, Inc. (Canada)	19,000	1,128,220
Songcheng Performance Development Co. Ltd., Class A (China)	435,200	683,830
Yum China Holdings, Inc. (China)	4,750	192,275
Yum China Holdings, Inc. (London Exchange) (China)	57,500	2,377,625
		10,613,577
Leisure Products – 0.4%
Shimano, Inc. (Japan)	19,600	3,032,968
Machinery – 5.1%
Atlas Copco AB, Class A (Sweden)	569,984	6,083,584
CNH Industrial N.V. (United Kingdom)	402,166	5,202,855
Daifuku Co. Ltd. (Japan)	35,800	1,638,743
Epiroc AB, Class A (Sweden)	164,688	2,521,119
FANUC Corp. (Japan)	22,800	2,983,417
Hongfa Technology Co. Ltd., Class A (China)	79,500	372,814
Keyence Corp. (Japan)	11,000	4,147,718
Komatsu Ltd. (Japan)	299,200	5,861,386
Kubota Corp. (Japan)	185,300	2,584,859
Nabtesco Corp. (Japan)	28,666	608,878
Sandvik AB (Sweden)	30,200	471,928
SMC Corp. (Japan)	4,000	1,605,609
Smiths Group PLC (United Kingdom)	95,188	1,705,060
Sumitomo Heavy Industries Ltd. (Japan)	33,264	630,510

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Machinery (Continued)
WEG S.A. (Brazil)	41,475	$ 323,658
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (China)	632,500	1,832,899
		38,575,037
Medical Equipment & Devices – 1.5%
Alcon, Inc. (Switzerland)(a)	46,955	2,849,229
Hoya Corp. (Japan)	12,300	1,143,425
Koninklijke Philips N.V. (Netherlands)	186,563	2,366,532
Olympus Corp. (Japan)	57,600	1,214,467
Smith & Nephew PLC (United Kingdom)	31,260	369,397
Sonova Holding A.G. (Switzerland)(b)	8,149	1,926,128
Sysmex Corp. (Japan)	34,000	1,830,012
		11,699,190
Metals & Mining – 2.7%
Anglo American PLC (South Africa)	42,541	1,274,282
BHP Group Ltd. ADR (Australia)(a)	98,978	4,733,128
Cameco Corp. (Canada)	8,633	204,743
China Shenhua Energy Co. Ltd., Class H (China)	159,000	417,671
Glencore PLC (Australia)	1,000,083	5,733,550
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	307,080	1,106,158
Rio Tinto PLC (Australia)	93,656	4,894,617
Sumitomo Metal Mining Co. Ltd. (Japan)	15,300	428,872
United Tractors Tbk PT (Indonesia)	256,700	530,993
Vale S.A. ADR (Brazil)(a)	63,173	817,459
		20,141,473
Oil & Gas Producers – 6.0%
Bharat Petroleum Corp. Ltd. (India)	177,486	651,599
BP PLC (United Kingdom)	998,187	5,522,578
Canadian Natural Resources Ltd. (Canada)	23,991	1,438,914
Cenovus Energy, Inc. (Canada)	24,504	495,350
Chevron Corp.	4,401	796,141
China Petroleum & Chemical Corp., Class H (China)	1,267,092	502,182
Ecopetrol S.A. ADR (Colombia)(a)	13,677	134,855
ENEOS Holdings, Inc. (Japan)	191,200	630,703
	Number of Shares	Value
Oil & Gas Producers (Continued)
Eni S.p.A. (Italy)	78,996	$ 1,037,513
Equinor ASA (Norway)	23,398	852,476
Exxon Mobil Corp.	18,213	2,018,183
Galp Energia SGPS S.A. (Portugal)	171,220	1,738,414
Gazprom PJSC (Russia)(d)	421,794	0
Imperial Oil Ltd. (Canada)	5,308	288,748
Inpex Corp. (Japan)	142,000	1,433,120
LUKOIL PJSC (Russia)(d)	61,010	0
MOL Hungarian Oil & Gas PLC (Hungary)	73,435	440,911
Neste OYJ (Finland)	15,691	687,713
OMV A.G. (Austria)	5,818	267,880
Petroleo Brasileiro S.A. ADR (Brazil)	244,098	3,129,336
Petronet LNG Ltd. (India)	294,293	731,081
PTT Exploration & Production PCL (Thailand)(b)	125,000	596,098
Reliance Industries Ltd. (India)	42,881	1,323,170
Repsol S.A. (Spain)	38,005	517,038
Rosneft Oil Co. PJSC (Russia)	210,931	0
Santos Ltd. (Australia)	39,404	192,357
Shell PLC (Netherlands)	479,476	13,282,256
Suncor Energy, Inc. (Canada)	29,194	1,004,170
TotalEnergies S.E. (France)	71,078	3,877,544
Vibra Energia S.A. (Brazil)	158,900	562,633
Woodside Energy Group Ltd. (Australia)	20,950	484,332
Woodside Energy Group Ltd. ADR (Australia)(a)	35,770	828,791
		45,466,086
Publishing & Broadcasting – 0.3%
Informa PLC (United Kingdom)	397,753	2,534,451
Real Estate Owners & Developers – 0.6%
China Overseas Land & Investment Ltd. (China)	489,000	934,439
China Vanke Co. Ltd., Class H (China)	488,795	627,285
Mitsubishi Estate Co. Ltd. (Japan)	137,600	1,730,361
Mitsui Fudosan Co. Ltd. (Japan)	34,600	662,534
Sumitomo Realty & Development Co. Ltd. (Japan)	26,200	600,868
		4,555,487

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Real Estate Services – 0.1%
A-Living Smart City Services Co. Ltd. (China)(c)	539,500	$ 306,144
China Resources Mixc Lifestyle Services Ltd. (China)(a)	107,800	315,680
KE Holdings, Inc. ADR (China)*	11,900	121,142
		742,966
Retail - Consumer Staples – 1.5%
Alibaba Health Information Technology Ltd. (China)(a)*	2,706,000	1,145,191
Alimentation Couche-Tard, Inc. (Canada)	67,073	3,003,232
Clicks Group Ltd. (South Africa)	50,017	847,515
CP ALL PCL (Thailand)(b)	628,800	1,019,057
Raia Drogasil S.A. (Brazil)	216,286	1,108,751
Seven & i Holdings Co. Ltd. (Japan)	30,600	1,142,248
SM Investments Corp. (Philippines)	46,450	662,023
Sumber Alfaria Trijaya Tbk PT (Indonesia)	460,500	83,213
Tesco PLC (United Kingdom)	295,742	730,449
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	278,301	1,075,110
X5 Retail Group N.V. GDR (Russia)(d)	26,321	0
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	97,412	745,798
		11,562,587
Retail - Discretionary – 1.3%
Astra International Tbk PT (Indonesia)	1,671,900	714,454
Fast Retailing Co. Ltd. (Japan)	2,700	1,504,281
Hennes & Mauritz AB, Class B (Sweden)(a)	239,410	2,411,376
Kingfisher PLC (United Kingdom)	136,323	342,503
Li Ning Co. Ltd. (China)	58,500	302,616
Localiza Rent a Car S.A. (Brazil)	67,751	923,895
Nitori Holdings Co. Ltd. (Japan)	18,600	1,685,478
Zhongsheng Group Holdings Ltd. (China)	421,000	1,597,826
		9,482,429
	Number of Shares	Value
Semiconductors – 2.9%
ASE Technology Holding Co. Ltd. (Taiwan)	468,000	$ 1,155,562
ASML Holding N.V. (Netherlands)	1,639	768,834
ASMPT Ltd. (Hong Kong)	106,700	586,904
Globalwafers Co. Ltd. (Taiwan)	34,000	376,854
Infineon Technologies A.G. (Germany)	186,509	4,525,731
MediaTek, Inc. (Taiwan)	51,000	929,638
Novatek Microelectronics Corp. (Taiwan)	92,000	685,469
SK Hynix, Inc. (South Korea)	28,968	1,677,002
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	508,945	6,118,643
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	55,803	3,434,675
Tokyo Electron Ltd. (Japan)	5,700	1,499,651
Vanguard International Semiconductor Corp. (Taiwan)	142,000	291,550
		22,050,513
Software – 2.0%
Dassault Systemes S.E. (France)	68,941	2,310,818
Glodon Co. Ltd., Class A (China)	52,900	356,606
Hundsun Technologies, Inc., Class A (China)	178,200	1,015,173
Kingdee International Software Group Co. Ltd. (China)*	176,000	288,396
Open Text Corp. (Canada)	119,248	3,453,977
SAP S.E. (Germany)	51,600	4,966,648
SAP S.E. ADR (Germany)	25,799	2,478,252
		14,869,870
Specialty Finance – 0.4%
Chailease Holding Co. Ltd. (Taiwan)	82,000	378,241
Housing Development Finance Corp. Ltd. (India)	53,392	1,596,355
ORIX Corp. (Japan)	58,800	863,637
		2,838,233
Steel – 0.7%
Mitsui & Co. Ltd. (Japan)	88,600	1,960,646
POSCO Holdings, Inc. (South Korea)	1,891	329,584

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Steel (Continued)
Ternium S.A. ADR (Mexico)	14,513	$ 417,829
thyssenkrupp A.G. (Germany)*	505,400	2,660,392
		5,368,451
Technology Hardware – 4.1%
Casio Computer Co. Ltd. (Japan)	53,100	461,532
FUJIFILM Holdings Corp. (Japan)	24,000	1,097,997
Hon Hai Precision Industry Co. Ltd. (Taiwan)	360,000	1,143,388
Kyocera Corp. (Japan)	23,000	1,113,808
Lenovo Group Ltd. (China)	1,300,000	1,038,970
Murata Manufacturing Co. Ltd. (Japan)	42,400	2,007,193
Nidec Corp. (Japan)	17,900	984,214
Nintendo Co. Ltd. (Japan)	72,000	2,923,135
Panasonic Holdings Corp. (Japan)	192,500	1,371,103
Quanta Computer, Inc. (Taiwan)	467,000	989,156
Samsung Electronics Co. Ltd. (South Korea)	129,861	5,404,796
Samsung Electronics Co. Ltd. GDR (South Korea)	6,076	6,275,285
Silergy Corp. (China)	29,000	334,419
Sony Group Corp. (Japan)	52,100	3,513,346
Sunny Optical Technology Group Co. Ltd. (China)	19,900	172,453
TDK Corp. (Japan)	54,500	1,702,491
Wiwynn Corp. (Taiwan)	29,000	649,650
		31,182,936
Technology Services – 2.5%
Adyen N.V. (Netherlands)(c)*	2,404	3,431,949
Amadeus IT Group S.A. (Spain)*	60,800	3,171,042
Capgemini SE (France)	15,600	2,556,697
Experian PLC (United Kingdom)	19,255	613,951
Fujitsu Ltd. (Japan)	9,100	1,047,033
Infosys Ltd. (India)	70,254	1,309,399
RELX PLC (United Kingdom)	39,270	1,054,812
Sangfor Technologies, Inc., Class A (China)	10,700	183,713
Tata Consultancy Services Ltd. (India)	6,428	248,070
Worldline S.A. (France)(c)*	124,500	5,433,989
		19,050,655
	Number of Shares	Value
Telecommunications – 1.9%
America Movil S.A.B. de C.V., Series L ADR (Mexico)	40,747	$ 766,451
BT Group PLC (United Kingdom)	199,015	296,579
KDDI Corp. (Japan)	89,200	2,636,482
KT Corp. (South Korea)	24,156	620,203
Mobile TeleSystems PJSC ADR (Russia)(d)*	138,416	0
Nippon Telegraph & Telephone Corp. (Japan)	54,300	1,497,632
Softbank Corp. (Japan)	53,300	525,772
SoftBank Group Corp. (Japan)	67,500	2,897,520
Telkom Indonesia Persero Tbk PT (Indonesia)	11,134,900	3,127,247
Telkom Indonesia Persero Tbk PT ADR (Indonesia)(a)	31,346	872,046
Vodacom Group Ltd. (South Africa)	88,517	602,935
Vodafone Group PLC (United Kingdom)	647,011	755,322
		14,598,189
Tobacco & Cannabis – 0.4%
British American Tobacco PLC (United Kingdom)	43,082	1,701,458
Japan Tobacco, Inc. (Japan)	39,800	666,548
KT&G Corp. (South Korea)	9,506	638,438
		3,006,444
Transportation & Logistics – 1.8%
Airports of Thailand PCL (Thailand)(b)*	84,600	164,488
Canadian National Railway Co. (Canada)	21,575	2,555,343
CCR S.A. (Brazil)	465,260	1,173,621
DSV A/S (Denmark)	19,000	2,567,437
East Japan Railway Co. (Japan)	49,500	2,637,626
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico)	1,217	284,072
Ryanair Holdings PLC ADR (Ireland)*	63,691	4,387,673
		13,770,260
Transportation Equipment – 1.1%
Daimler Truck Holding A.G. (Germany)*	173,395	4,624,893

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Transportation Equipment (Continued)
Volvo AB, Class B (Sweden)	196,200	$ 3,211,193
Weichai Power Co. Ltd., Class H (China)	692,000	662,827
		8,498,913
Wholesale - Consumer Staples – 0.6%
ITOCHU Corp. (Japan)	98,500	2,545,688
Mitsubishi Corp. (Japan)	65,700	1,779,740
		4,325,428
Wholesale - Discretionary – 0.1%
Bunzl PLC (United Kingdom)	12,817	417,649
Total Common Stocks (Cost $874,029,374)		722,332,407

Preferred Stocks – 0.4%
Technology Hardware – 0.4%
Samsung Electronics Co. Ltd., 2.71% (South Korea)(e)	88,100	3,292,465
Total Preferred Stocks (Cost $4,868,119)		3,292,465

Investment Companies – 1.9%
iShares MSCI South Korea ETF(a)	286,001	14,817,712
Total Investment Companies (Cost $18,248,615)		14,817,712

	Numberof Shares	Value
Short-Term Investments – 5.9%
Money Market Funds – 5.9%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.08%(f)(g)	27,507,191	$ 27,507,191
Northern Institutional Funds - Treasury Portfolio (Premier), 2.48%(f)	16,934,662	16,934,662
Total Short-Term Investments (Cost $44,441,853)		44,441,853
Total Investments – 103.3% (Cost $941,587,961)		784,884,437
Liabilities less Other Assets – (3.3)%		(25,332,453)
NET ASSETS – 100.0%		$759,551,984

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment is valued using significant unobservable inputs (Level 3) (See Note 4 regarding investments in Russian securities).
(e)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(f)	7-day current yield as of October 31, 2022 is disclosed.
(g)	Security purchased with the cash proceeds from securities loaned (See Note 7).
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
QPSC	Qualified Personal Service Corporation
Concentration by Currency (%)(a)
Euro	25.9
Japanese Yen	18.7
British Pound	10.0
U.S. Dollar	9.5
Hong Kong Dollar	7.4
All other currencies less than 5%	28.5
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
Japan	18.7
China	10.5
Germany	10.1
United Kingdom	9.2
France	6.9
All other countries less than 5%	44.6
Total	100.0

(a) Percentages shown are based on Net Assets.

Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$ 95,453,240	$626,879,167	$—*	$722,332,407
Preferred Stocks	—	3,292,465	—	3,292,465
Investment Companies	14,817,712	—	—	14,817,712
Short-Term Investments	44,441,853	—	—	44,441,853
Total Investments	$154,712,805	$630,171,632	$ —	$784,884,437

*Includes securities determined to have no value as of October 31, 2022.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments
Morningstar Global Income Fund
	Par (a)	Value
Asset-Backed Securities – 4.5%
Other – 4.1%
AGL CLO Ltd., Series 2021-12A, Class D, (3M USD LIBOR + 2.85%, 2.85% Floor), 7.09%, 7/20/34(b)(c)	$250,000	$214,507
Aimco CLO 12 Ltd., Series 2020-12A, Class DR, (3M CME Term SOFR + 2.90%, 2.90% Floor), 6.76%, 1/17/32(b)(c)	250,000	219,314
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M4, (1M USD LIBOR + 0.93%, 0.93% Floor), 4.52%, 5/25/35(c)	183,610	180,758
Apex Credit CLO Ltd., Series 2022-1A, Class D, (3M CME Term SOFR + 4.40%, 4.40% Floor), 8.44%, 4/22/33(b)(c)	130,000	112,946
Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1, (3M CME Term SOFR + 3.65%, 3.65% Floor), 7.69%, 4/22/35(b)(c)	250,000	218,749
Ballyrock CLO Ltd., Series 2022-19A, Class D, (3M CME Term SOFR + 7.11%, 7.11% Floor), 11.07%, 4/20/35(b)(c)	370,000	318,514
Barings CLO Ltd.,
Series 2018-3A, Class D, (3M USD LIBOR + 2.90%), 7.14%, 7/20/29(b)(c)	260,000	231,876
Series 2016-2A, Class ER2, (3M USD LIBOR + 6.50%, 6.50% Floor), 10.74%, 1/20/32(b)(c)	390,000	321,279

BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, (3M USD LIBOR + 6.86%, 6.86% Floor), 11.22%, 7/25/34(b)(c)	250,000	212,249
Bristol Park CLO Ltd.,
Series 2016-1A, Class DR, (3M USD LIBOR + 2.95%, 2.95% Floor), 7.03%, 4/15/29(b)(c)	250,000	217,054
	Par (a)	Value
Other (Continued)
Bristol Park CLO Ltd.,
Series 2016-1A, Class ER, (3M USD LIBOR + 7.00%, 7.00% Floor), 11.08%, 4/15/29(b)(c)	$350,000	$303,812

Canyon CLO Ltd., Series 2020-1A, Class BR, (3M USD LIBOR + 1.70%, 1.70% Floor), 5.78%, 7/15/34(b)(c)	250,000	231,639
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, (Step to 9.17% on 9/25/25), 6.17%, 9/25/62(b)(d)	248,340	244,624
Cook Park CLO Ltd., Series 2018-1A, Class D, (3M USD LIBOR + 2.60%), 6.68%, 4/17/30(b)(c)	250,000	207,081
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class C, 3.50%, 5/20/48(b)	500,000	334,203
Greenwood Park CLO Ltd., Series 2018-1A, Class E, (3M USD LIBOR + 4.95%), 9.03%, 4/15/31(b)(c)	250,000	200,354
Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.60%, 11/01/35(b)	250,000	218,269
Jay Park CLO Ltd., Series 2016-1A, Class DR, (3M USD LIBOR + 5.20%, 5.20% Floor), 9.44%, 10/20/27(b)(c)	590,000	518,738
JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class M1, (1M USD LIBOR + 0.23%, 0.23% Floor), 3.82%, 5/25/37(c)	270,000	255,702
KKR CLO 40 Ltd., Series 40A, Class D, (3M CME Term SOFR + 3.90%, 3.90% Floor), 7.86%, 10/20/34(b)(c)	300,000	254,158
KREF Ltd., Series 2022-FL3, Class D, (1M CME Term SOFR + 2.80%, 2.80% Floor), 6.27%, 2/17/39(b)(c)	150,000	140,983
MF1 Ltd., Series 2020-FL4, Class A, (1M CME Term SOFR + 1.81%, 1.70% Floor), 5.19%, 11/15/35(b)(c)	181,031	179,179

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Other (Continued)

Mill City Mortgage Loan Trust, Series 2018-2, Class M3, 3.75%, 5/25/58(b)(e)	$209,684	$179,933
Nassau Ltd., Series 2021-IA, Class D, (3M USD LIBOR + 3.75%, 3.75% Floor), 7.83%, 8/26/34(b)(c)	250,000	211,526
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class DR, (3M USD LIBOR + 2.90%, 2.90% Floor), 6.98%, 10/16/33(b)(c)	250,000	219,691
Oaktree CLO Ltd., Series 2022-1A, Class E, (3M CME Term SOFR + 7.76%, 7.76% Floor), 8.87%, 5/15/33(b)(c)	487,000	417,363
Ocean Trails CLO IX, Series 2020-9A, Class DR, (3M USD LIBOR + 3.75%, 3.75% Floor), 7.83%, 10/15/34(b)(c)	280,000	238,288
Palmer Square Loan Funding Ltd., Series 2022-3A, Class C, (3M CME Term SOFR + 5.40%, 5.40% Floor), 4/15/31(b)(c)(f)	210,000	198,405
Stonepeak ABS, Series 2021-1A, Class A, 2.67%, 2/28/33(b)	431,557	371,583
Symphony CLO XXV Ltd., Series 2021-25A, Class D, (3M USD LIBOR + 3.60%, 3.60% Floor), 7.83%, 4/19/34(b)(c)	250,000	213,460
Towd Point Mortgage Trust,
Series 2015-5, Class B3, 3.97%, 5/25/55(b)(e)	220,000	187,554
Series 2017-5, Class B1, (1M USD LIBOR + 1.80%), 3.43%, 2/25/57(b)(c)	250,000	233,039
Series 2019-HY2, Class B1, (1M USD LIBOR + 2.25%, 2.25% Floor), 5.84%, 5/25/58(b)(c)	190,000	172,764
	Par (a)	Value
Other (Continued)

TSTAT Ltd., Series 2022-2A, Class C, (3M CME Term SOFR + 4.80%, 4.80% Floor), 1/20/31(b)(c)(f)	$250,000	$ 250,000
Voya CLO Ltd., Series 2020-3A, Class DR, (3M USD LIBOR + 3.25%, 3.25% Floor), 7.49%, 10/20/34(b)(c)	260,000	225,846
		8,455,440
Student Loan – 0.4%
National Collegiate Student Loan Trust, Series 2007-2, Class A4, (1M USD LIBOR + 0.29%), 3.88%, 1/25/33(c)	474,427	443,733
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, 1/15/53(b)	400,000	355,190
		798,923
Total Asset-Backed Securities (Cost $10,109,907)		9,254,363

	Number of Shares
Common Stocks – 44.4%
Advertising & Marketing – 0.0%(g)
WPP PLC (United Kingdom)	5,347	47,054
Aerospace & Defense – 2.2%
BAE Systems PLC (United Kingdom)	10,198	95,388
Raytheon Technologies Corp.	47,300	4,484,986
		4,580,374
Asset Management – 1.4%
Investor AB, Class B (Sweden)	6,237	101,792
Julius Baer Group Ltd. (Switzerland)	1,281	61,461
Kinnevik AB, Class B (Sweden)*	2,096	25,893
Macquarie Korea Infrastructure Fund (South Korea)	308,000	2,387,058
Schroders PLC (United Kingdom)	3,553	15,953

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Asset Management (Continued)
St. James's Place PLC (United Kingdom)	6,569	$ 80,218
UBS Group A.G. (Switzerland)(h)	11,886	188,442
		2,860,817
Automotive – 0.9%
Toyota Motor Corp. ADR (Japan)	13,703	1,902,113
Banking – 4.1%
ABN AMRO Bank N.V. - CVA (Netherlands)(b)	3,667	36,049
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	21,532	111,079
Banco Santander S.A. (Spain)	64,597	167,531
Barclays PLC (United Kingdom)	82,657	140,455
BNP Paribas S.A. (France)	20,424	957,761
CaixaBank S.A. (Spain)	14,343	47,562
DNB Bank ASA (Norway)	2,221	39,282
Erste Group Bank A.G. (Austria)	1,809	44,583
HSBC Holdings PLC (United Kingdom)	104,292	535,232
ING Groep N.V. (Netherlands)	18,510	182,131
Intesa Sanpaolo S.p.A. (Italy)	43,416	82,774
JPMorgan Chase & Co.	20,220	2,545,294
KBC Group N.V. (Belgium)	633	31,723
Lloyds Banking Group PLC (United Kingdom)	473,002	227,168
NatWest Group PLC (United Kingdom)	39,847	107,320
Nordea Bank Abp (Finland)	8,955	85,543
Skandinaviska Enskilda Banken AB, Class A (Sweden)	6,320	66,634
Standard Chartered PLC (United Kingdom)	18,026	107,701
Svenska Handelsbanken AB, Class A (Sweden)	289,961	2,694,038
Swedbank AB, Class A (Sweden)	5,933	88,449
UniCredit S.p.A. (Italy)	4,865	60,332
		8,358,641
Beverages – 1.8%
Arca Continental S.A.B. de C.V. (Mexico)	421,700	3,445,029
Diageo PLC (United Kingdom)	4,894	201,401
		3,646,430
	Number of Shares	Value
Biotechnology & Pharmaceuticals – 4.3%
AstraZeneca PLC (United Kingdom)	2,986	$ 350,354
GSK PLC	9,603	157,308
Merck & Co., Inc.	43,292	4,381,150
Novartis A.G. ADR (Switzerland)	48,985	3,974,153
		8,862,965
Commercial Support Services – 0.1%
Compass Group PLC (United Kingdom)	3,827	80,604
Rentokil Initial PLC (United Kingdom)	7,261	45,309
		125,913
Construction Materials – 0.5%
Cie de Saint-Gobain (France)	19,317	789,698
Xinyi Glass Holdings Ltd. (China)	167,045	214,679
		1,004,377
Containers & Packaging – 0.4%
Smurfit Kappa Group PLC (Ireland)	24,405	807,878
Electric Utilities – 1.6%
Duke Energy Corp.	33,180	3,091,712
Enel S.p.A. (Italy)	7,930	35,426
National Grid PLC (United Kingdom)	6,497	70,786
SSE PLC (United Kingdom)	2,085	37,261
		3,235,185
Food – 0.0%(g)
Associated British Foods PLC (United Kingdom)	2,216	34,346
Forestry, Paper & Wood Products – 0.9%
UPM-Kymmene OYJ (Finland)	52,638	1,769,556
Gas & Water Utilities – 0.0%(g)
Severn Trent PLC (United Kingdom)	1,003	28,786
Home Construction – 0.0%(g)
Berkeley Group Holdings (The) PLC (United Kingdom)	881	35,053
Household Products – 0.2%
Haleon PLC (United Kingdom)*	12,217	37,463

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Household Products (Continued)
Reckitt Benckiser Group PLC (United Kingdom)	1,831	$ 121,513
Unilever PLC (United Kingdom)	4,931	224,135
		383,111
Industrial Support Services – 0.0%(g)
Ferguson PLC	378	41,224
Institutional Financial Services – 1.0%
Credit Suisse Group A.G. (Switzerland)(h)(i)	5,959	24,685
Deutsche Boerse A.G. (Germany)	738	120,014
London Stock Exchange Group PLC (United Kingdom)	2,279	197,548
Morgan Stanley	20,099	1,651,535
		1,993,782
Insurance – 2.6%
Allianz S.E. (Germany)(h)	1,546	278,132
Assicurazioni Generali S.p.A. (Italy)	2,518	37,788
Aviva PLC (United Kingdom)	19,934	95,616
AXA S.A. (France)	7,553	186,521
Hannover Rueck S.E. (Germany)	266	43,285
Legal & General Group PLC (United Kingdom)	41,612	111,323
Muenchener Rueckversicherungs-Gesellschaft A.G. (Germany)(h)	480	126,708
Prudential PLC (Hong Kong)	17,848	165,802
Sampo OYJ, Class A (Finland)	1,063	48,609
Swiss Life Holding A.G. (Switzerland)(h)	123	59,559
Swiss Re A.G.	1,131	84,016
Tryg A/S (Denmark)	2,261	48,904
Zurich Insurance Group A.G. (Switzerland)	9,393	4,003,052
		5,289,315
Leisure Facilities & Services – 1.9%
Entain PLC (United Kingdom)	3,187	46,105
InterContinental Hotels Group PLC (United Kingdom)	770	41,373
OPAP S.A. (Greece)	311,910	3,821,880
		3,909,358
	Number of Shares	Value
Machinery – 0.0%(g)
Smiths Group PLC (United Kingdom)	2,435	$ 43,617
Medical Equipment & Devices – 0.0%(g)
Smith & Nephew PLC (United Kingdom)	3,068	36,254
Metals & Mining – 2.0%
Anglo American PLC (South Africa)	2,652	79,438
Glencore PLC (Australia)	18,707	107,249
Rio Tinto Ltd. (Australia)	30,636	1,738,582
Rio Tinto PLC (Australia)	3,047	159,241
Vale S.A. (Brazil)	163,645	2,123,219
		4,207,729
Oil & Gas Producers – 5.4%
Antero Midstream Corp.	10,523	112,070
BP PLC (United Kingdom)	39,019	215,877
Cheniere Energy, Inc.	3,404	600,500
Enbridge, Inc. (Canada)	13,913	542,079
Equitrans Midstream Corp.	18,140	152,739
Gazprom PJSC (Russia)(j)	33,780	0
Kinder Morgan, Inc.	25,176	456,189
LUKOIL PJSC (Russia)(j)	1,232	0
ONEOK, Inc.	4,891	290,134
Pembina Pipeline Corp. (Canada)	4,373	144,381
Petroleo Brasileiro S.A. (Brazil)	532,739	3,427,145
Rosneft Oil Co. PJSC (Russia)(j)	17,410	0
Shell PLC (Netherlands)	14,862	411,701
Targa Resources Corp.	2,123	145,149
TC Energy Corp. (Canada)	9,437	414,512
TotalEnergies S.E. ADR (France)	69,218	3,791,070
Williams (The) Cos., Inc.	12,915	422,708
		11,126,254
Publishing & Broadcasting – 0.0%(g)
Informa PLC (United Kingdom)	6,356	40,500
Real Estate Investment Trusts – 3.5%
PLA Administradora Industrial S. de R.L. de C.V. (Mexico)	2,446,874	3,428,316
PowerGrid Infrastructure Investment Trust (India)(b)	2,281,000	3,806,558
		7,234,874
Retail - Consumer Staples – 0.3%
Tesco PLC (United Kingdom)	278,447	687,732

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Retail - Discretionary – 0.0%(g)
Kingfisher PLC (United Kingdom)	14,879	$ 37,383
Semiconductors – 0.9%
Broadcom, Inc.	3,490	1,640,719
MediaTek, Inc. (Taiwan)	11,800	215,093
		1,855,812
Technology Hardware – 0.8%
Cisco Systems, Inc.	37,301	1,694,584
Quanta Computer, Inc. (Taiwan)	5	11
		1,694,595
Technology Services – 0.1%
Experian PLC (United Kingdom)	1,996	63,643
RELX PLC (United Kingdom)	4,128	110,880
		174,523
Telecommunications – 4.7%
BCE, Inc. (Canada)	71,805	3,238,405
BT Group PLC (United Kingdom)	20,635	30,751
Nippon Telegraph & Telephone Corp. (Japan)	107,000	2,951,136
Softbank Corp. (Japan)	352,385	3,476,062
Vodafone Group PLC (United Kingdom)	67,087	78,318
		9,774,672
Tobacco & Cannabis – 2.6%
Altria Group, Inc.	44,620	2,064,567
British American Tobacco PLC (United Kingdom)	4,909	193,873
British American Tobacco PLC ADR (United Kingdom)	76,830	3,044,005
		5,302,445
Transportation & Logistics – 0.0%(g)
Poste Italiane S.p.A. (Italy)(b)	4,255	37,079
Transportation Equipment – 0.2%
Volvo AB, Class B (Sweden)	27,609	451,875
Wholesale - Discretionary – 0.0%(g)
Bunzl PLC (United Kingdom)	1,347	43,893
Total Common Stocks (Cost $97,280,937)		91,665,515

	Par (a)	Value
Convertible Bonds – 0.1%
Cable & Satellite – 0.1%
DISH Network Corp., 3.38%, 8/15/26	$190,000	$ 131,385
Total Convertible Bonds (Cost $147,428)		131,385

Corporate Bonds – 14.0%
Aerospace & Defense – 0.6%
Boeing (The) Co.,
2.20%, 2/04/26	50,000	44,185
3.25%, 2/01/35	280,000	197,867
5.81%, 5/01/50	100,000	86,006
5.93%, 5/01/60	140,000	118,346
TransDigm, Inc.,
8.00%, 12/15/25(b)	480,000	488,400
6.25%, 3/15/26(b)	20,000	19,728
Triumph Group, Inc.,
8.87%, 6/01/24(b)	28,000	28,301
7.75%, 8/15/25(i)	260,000	196,971
		1,179,804
Automotive – 1.0%
Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27(b)(i)	250,000	245,000
Ford Motor Co.,
3.25%, 2/12/32(i)	100,000	75,082
6.10%, 8/19/32(i)	340,000	311,204
Ford Motor Credit Co. LLC,
4.95%, 5/28/27	200,000	183,092
2.90%, 2/16/28	200,000	162,356
2.90%, 2/10/29	200,000	156,788
4.00%, 11/13/30	600,000	485,268

General Motors Co., 6.12%, 10/01/25	80,000	79,664
PM General Purchaser LLC, 9.50%, 10/01/28(b)	450,000	386,871
		2,085,325
Banking – 0.1%
JPMorgan Chase & Co., (SOFR + 1.56%), 4.32%, 4/26/28(k)	180,000	167,435
Wells Fargo & Co., (SOFR + 4.50%), 5.02%, 4/04/51(k)	80,000	67,809
		235,244
Biotechnology & Pharmaceuticals – 0.1%
Bausch Health Cos., Inc.,
5.50%, 11/01/25(b)	110,000	87,888
6.12%, 2/01/27(b)	90,000	59,080
5.00%, 1/30/28(b)	20,000	7,754
		154,722

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Cable & Satellite – 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/01/32	$370,000	$ 292,300
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, 7/01/49	70,000	51,616
CSC Holdings LLC,
6.50%, 2/01/29(b)	400,000	377,000
4.50%, 11/15/31(b)	200,000	155,555

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.87%, 8/15/27(b)	310,000	279,186
DISH DBS Corp.,
5.87%, 11/15/24	220,000	202,796
5.75%, 12/01/28(b)	150,000	120,938

Time Warner Cable LLC, 6.75%, 6/15/39	90,000	79,642
		1,559,033
Commercial Support Services – 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26(b)	100,000	95,504
6.00%, 6/01/29(b)	200,000	138,860

CoreCivic, Inc., 8.25%, 4/15/26(i)	430,000	436,289
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 2/01/26(b)	160,000	140,000
TKC Holdings, Inc.,
6.87%, 5/15/28(b)	60,000	49,800
10.50%, 5/15/29(b)(i)	20,000	14,201

ZipRecruiter, Inc., 5.00%, 1/15/30(b)	60,000	49,089
		923,743
Construction Materials – 0.1%
Advanced Drainage Systems, Inc., 6.38%, 6/15/30(b)(i)	120,000	115,967
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	160,000	134,400
		250,367
Consumer Services – 0.3%
Adtalem Global Education, Inc., 5.50%, 3/01/28(b)	63,000	57,488
Carriage Services, Inc., 4.25%, 5/15/29(b)	140,000	107,741
	Par (a)	Value
Consumer Services (Continued)
Rent-A-Center, Inc., 6.37%, 2/15/29(b)	$180,000	$140,225
StoneMor, Inc., 8.50%, 5/15/29(b)	300,000	253,125
		558,579
Containers & Packaging – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(b)	210,000	201,509
Pactiv LLC,
7.95%, 12/15/25	40,000	37,133
8.37%, 4/15/27	100,000	90,575
		329,217
Electrical Equipment – 0.1%
Vertiv Group Corp., 4.13%, 11/15/28(b)	250,000	217,470
Engineering & Construction – 0.1%
Tutor Perini Corp., 6.88%, 5/01/25(b)(i)	140,000	111,404
Entertainment Content – 0.2%
Warnermedia Holdings, Inc., 3.76%, 3/15/27(b)	390,000	346,937
Food – 0.2%
Darling Ingredients, Inc., 6.00%, 6/15/30(b)(i)	270,000	259,875
Kraft Heinz Foods Co., 4.38%, 6/01/46	160,000	124,814
Simmons Foods, Inc., 4.62%, 3/01/29(b)	150,000	125,165
		509,854
Health Care Facilities & Services – 0.6%
AdaptHealth LLC, 4.62%, 8/01/29(b)	220,000	185,543
Akumin Escrow, Inc., 7.50%, 8/01/28(b)	150,000	107,781
Akumin, Inc., 7.00%, 11/01/25(b)	40,000	32,347
Centene Corp., 4.25%, 12/15/27	80,000	73,800
CHS/Community Health Systems, Inc., 6.12%, 4/01/30(b)(i)	400,000	164,000
Legacy LifePoint Health LLC, 6.75%, 4/15/25(b)	140,000	123,900
Option Care Health, Inc., 4.38%, 10/31/29(b)	360,000	310,889

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Health Care Facilities & Services (Continued)
Radiology Partners, Inc., 9.25%, 2/01/28(b)(i)	$180,000	$ 95,220
US Renal Care, Inc., 10.63%, 7/15/27(b)	150,000	59,551
		1,153,031
Home Construction – 0.0%(g)
MDC Holdings, Inc., 6.00%, 1/15/43	50,000	37,614
Industrial Intermediate Products – 0.1%
Park-Ohio Industries, Inc., 6.63%, 4/15/27(i)	180,000	126,000
Industrial Support Services – 0.4%
H&E Equipment Services, Inc., 3.88%, 12/15/28(b)(i)	150,000	126,746
United Rentals North America, Inc.,
5.50%, 5/15/27(i)	560,000	546,389
3.87%, 2/15/31	130,000	107,770
		780,905
Institutional Financial Services – 0.2%
Coinbase Global, Inc., 3.63%, 10/01/31(b)	140,000	82,899
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(b)	180,000	159,095
StoneX Group, Inc., 8.62%, 6/15/25(b)	180,000	177,750
		419,744
Insurance – 0.2%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc., (100% Cash), 7.62%, 10/15/25(b)(l)	400,000	373,972
NMI Holdings, Inc., 7.38%, 6/01/25(b)	150,000	149,856
		523,828
Internet Media & Services – 0.1%
Ziff Davis, Inc., 4.63%, 10/15/30(b)(i)	210,000	177,496
Leisure Facilities & Services – 1.1%
AMC Entertainment Holdings, Inc.,
10.00%, 6/15/26(b)(i)	10,000	5,300
7.50%, 2/15/29(b)	60,000	41,250

Boyne USA, Inc., 4.75%, 5/15/29(b)	360,000	315,000
	Par (a)	Value
Leisure Facilities & Services (Continued)

Carnival Corp., 10.50%, 6/01/30(b)(i)	$210,000	$ 162,750
Carnival PLC, 7.87%, 6/01/27	790,000	766,356
Carrols Restaurant Group, Inc., 5.87%, 7/01/29(b)	40,000	28,100
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 1/15/29(b)	80,000	69,576
Full House Resorts, Inc., 8.25%, 2/15/28(b)(i)	90,000	78,300
Las Vegas Sands Corp.,
3.20%, 8/08/24	240,000	228,523
3.50%, 8/18/26	30,000	26,203
NCL Corp. Ltd.,
3.63%, 12/15/24(b)(i)	60,000	52,062
5.87%, 2/15/27(b)	220,000	196,350

Royal Caribbean Cruises Ltd., 11.63%, 8/15/27(b)	120,000	115,073
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29(b)	20,000	15,591
VOC Escrow Ltd., 5.00%, 2/15/28(b)	20,000	16,465
Wendy's International LLC, 7.00%, 12/15/25	240,000	240,000
		2,356,899
Machinery – 0.1%
Granite U.S. Holdings Corp., 11.00%, 10/01/27(b)	70,000	65,450
Titan International, Inc., 7.00%, 4/30/28	180,000	168,269
		233,719
Medical Equipment & Devices – 0.1%
Medline Borrower L.P., 3.88%, 4/01/29(b)	260,000	212,420
Metals & Mining – 0.0%(g)
Freeport-McMoRan, Inc., 5.45%, 3/15/43	60,000	49,290
Oil & Gas Producers – 3.7%
Berry Petroleum Co. LLC, 7.00%, 2/15/26(b)	540,000	483,300
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.62%, 12/15/25(b)	220,000	217,256
Cheniere Energy Partners L.P., 3.25%, 1/31/32	150,000	116,726

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Chord Energy Corp., 6.37%, 6/01/26(b)	$260,000	$253,994
Colgate Energy Partners III LLC, 5.87%, 7/01/29(b)	420,000	391,549
Continental Resources, Inc., 5.75%, 1/15/31(b)	170,000	154,131
DCP Midstream Operating L.P., 6.75%, 9/15/37(b)	200,000	193,096
Devon Energy Corp., 5.00%, 6/15/45	170,000	141,897
Diamondback Energy, Inc., 3.13%, 3/24/31	250,000	204,293
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 1/30/28(b)	160,000	155,514
Energy Transfer L.P.,
5.50%, 6/01/27	40,000	38,925
(5Y US Treasury CMT + 5.31%), 7.12%, 5/15/30(k)(m)	70,000	58,056
5.35%, 5/15/45	90,000	70,737
Enterprise Products Operating LLC,
3.70%, 1/31/51	50,000	33,655
3.95%, 1/31/60	30,000	19,924
EQM Midstream Partners L.P.,
7.50%, 6/01/30(b)(i)	100,000	97,250
4.75%, 1/15/31(b)	150,000	125,355
EQT Corp.,
6.12%, 2/01/25	100,000	100,247
3.13%, 5/15/26(b)	20,000	18,150
7.00%, 2/01/30	150,000	153,757

Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 6/15/24	120,000	117,300
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 4/15/32(b)	120,000	110,068
Howard Midstream Energy Partners LLC, 6.75%, 1/15/27(b)	130,000	117,944
Northern Oil and Gas, Inc., 8.12%, 3/01/28(b)	220,000	213,400
Occidental Petroleum Corp.,
7.20%, 3/15/29	60,000	61,500
6.62%, 9/01/30	420,000	436,823
6.45%, 9/15/36	10,000	9,920
Range Resources Corp.,
8.25%, 1/15/29	420,000	436,498
4.75%, 2/15/30(b)	200,000	176,802
	Par (a)	Value
Oil & Gas Producers (Continued)

ROCC Holdings LLC, 9.25%, 8/15/26(b)	$260,000	$ 256,498
Rockies Express Pipeline LLC, 7.50%, 7/15/38(b)	100,000	87,250
Southwestern Energy Co.,
7.75%, 10/01/27	455,000	468,045
8.37%, 9/15/28	170,000	175,846
4.75%, 2/01/32	160,000	138,112

Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26(b)	120,000	115,200
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	80,000	72,418
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31	250,000	220,577
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48	100,000	78,869
Venture Global Calcasieu Pass LLC,
4.13%, 8/15/31(b)	210,000	179,031
3.88%, 11/01/33(b)	370,000	296,925

Viper Energy Partners L.P., 5.38%, 11/01/27(b)	250,000	235,144
Western Midstream Operating L.P.,
5.45%, 4/01/44	340,000	275,729
5.30%, 3/01/48	410,000	331,075

Williams (The) Cos., Inc., 8.75%, 3/15/32	30,000	34,491
		7,673,277
Publishing & Broadcasting – 0.1%
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/01/29(b)(i)	50,000	39,303
McClatchy (The) Co. LLC, 11.00%, 7/15/27(b)(l)	150,000	165,562
		204,865
Real Estate Investment Trusts – 0.2%
Diversified Healthcare Trust, 9.75%, 6/15/25	74,000	69,766
IIP Operating Partnership L.P., 5.50%, 5/25/26	160,000	141,120
Service Properties Trust,
4.35%, 10/01/24	30,000	27,548
5.50%, 12/15/27	190,000	163,856
		402,290

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Real Estate Owners & Developers – 0.1%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/25(b)	$170,000	$140,717
Renewable Energy – 0.2%
Sunnova Energy Corp., 5.88%, 9/01/26(b)(i)	410,000	360,800
Retail - Discretionary – 0.4%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(b)	20,000	18,901
Bath & Body Works, Inc.,
5.25%, 2/01/28(i)	150,000	132,675
6.62%, 10/01/30(b)	70,000	62,623

Bed Bath & Beyond, Inc., 5.17%, 8/01/44	230,000	23,711
Builders FirstSource, Inc., 4.25%, 2/01/32(b)(i)	160,000	128,032
Foot Locker, Inc., 4.00%, 10/01/29(b)	30,000	22,934
Guitar Center, Inc., 8.50%, 1/15/26(b)	260,000	227,327
Michaels (The) Cos., Inc., 7.87%, 5/01/29(b)(i)	160,000	89,200
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	160,000	150,800
		856,203
Software – 0.4%
AthenaHealth Group, Inc., 6.50%, 2/15/30(b)(i)	270,000	210,600
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(b)(i)	270,000	258,068
Crowdstrike Holdings, Inc., 3.00%, 2/15/29	100,000	84,292
NortonLifeLock, Inc., 7.12%, 9/30/30(b)(i)	220,000	216,258
Rackspace Technology Global, Inc., 3.50%, 2/15/28(b)(i)	70,000	46,225
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/01/29(b)(i)	70,000	58,489
		873,932
Specialty Finance – 0.4%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(b)	140,000	110,250
Aviation Capital Group LLC, 5.50%, 12/15/24(b)	80,000	76,971
	Par (a)	Value
Specialty Finance (Continued)
Burford Capital Global Finance LLC, 6.87%, 4/15/30(b)	$200,000	$173,483
FirstCash, Inc., 5.63%, 1/01/30(b)	180,000	158,669
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/01/27(b)(i)	80,000	67,189
4.75%, 6/15/29(b)	80,000	63,677

LD Holdings Group LLC, 6.12%, 4/01/28(b)	130,000	72,800
Midcap Financial Issuer Trust, 6.50%, 5/01/28(b)	200,000	169,975
Navient Corp., 5.62%, 8/01/33	50,000	35,230
		928,244
Technology Hardware – 0.2%
CommScope, Inc.,
8.25%, 3/01/27(b)	20,000	17,756
4.75%, 9/01/29(b)	190,000	160,709

NCR Corp., 5.12%, 4/15/29(b)	180,000	151,067
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	60,000	50,093
		379,625
Technology Services – 0.0%(g)
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(b)(i)	120,000	85,800
Telecommunications – 0.1%
Switch Ltd., 4.12%, 6/15/29(b)	70,000	70,035
Verizon Communications, Inc.,
3.40%, 3/22/41	110,000	78,208
3.55%, 3/22/51	50,000	33,750
3.70%, 3/22/61	80,000	52,327
		234,320
Tobacco & Cannabis – 0.0%(g)
Altria Group, Inc., 5.95%, 2/14/49	80,000	65,340
Transportation & Logistics – 1.1%
American Airlines, Inc., 11.75%, 7/15/25(b)	220,000	240,597
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	200,000	182,000
Carriage Purchaser, Inc., 7.87%, 10/15/29(b)	70,000	51,826

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Transportation & Logistics (Continued)
Delta Air Lines, Inc., 7.00%, 5/01/25(b)	$450,000	$ 456,204
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(b)	430,000	395,888
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	209,000	206,618
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(b)	130,000	132,054
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.87%, 1/15/26	45,720	42,432
United Airlines, Inc., 4.63%, 4/15/29(b)	110,000	94,082
XPO CNW, Inc., 6.70%, 5/01/34	370,000	331,150
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)	50,000	49,875
		2,182,726
Transportation Equipment – 0.0%(g)
Allison Transmission, Inc., 4.75%, 10/01/27(b)	70,000	64,444
Total Corporate Bonds (Cost $32,824,373)		28,985,228

Foreign Issuer Bonds – 8.1%
Angola – 0.1%
Angolan Government International Bond, 8.75%, 4/14/32(b)	210,000	169,155
Argentina – 0.4%
Provincia de Buenos Aires, (Step to 6.38% on 9/1/23), 5.25%, 9/01/37(b)(d)	600,000	183,309
Provincia de Cordoba, 6.99%, 6/01/27(b)	200,000	122,040
Transportadora de Gas del Sur S.A., 6.75%, 5/02/25(b)	200,000	174,283
YPF S.A., 8.50%, 7/28/25(b)	400,000	288,000
		767,632
Brazil – 0.8%
B3 SA - Brasil Bolsa Balcao, 4.12%, 9/20/31(b)	250,000	199,195
	Par (a)	Value
Brazil (Continued)
Braskem Netherlands Finance B.V., 4.50%, 1/10/28(b)	$270,000	$ 234,430
MercadoLibre, Inc., 3.13%, 1/14/31	270,000	195,186
Petrobras Global Finance B.V.,
5.30%, 1/27/25	150,000	148,125
6.85%, 6/05/15(n)	310,000	242,978

Suzano Austria GmbH, 3.12%, 1/15/32	500,000	368,750
Vale Overseas Ltd., 6.25%, 8/10/26(i)	250,000	253,750
		1,642,414
Canada – 0.4%
Air Canada, 3.88%, 8/15/26(b)	90,000	79,634
GFL Environmental, Inc., 5.13%, 12/15/26(b)	110,000	104,707
Hudbay Minerals, Inc., 6.12%, 4/01/29(b)	90,000	74,475
MEG Energy Corp., 7.12%, 2/01/27(b)	200,000	203,510
Superior Plus L.P./Superior General Partner, Inc., 4.50%, 3/15/29(b)	50,000	42,382
TransAlta Corp., 6.50%, 3/15/40	430,000	369,321
		874,029
Chile – 0.1%
VTR Comunicaciones S.p.A., 5.13%, 1/15/28(b)(i)	200,000	127,185
China – 0.3%
Global Aircraft Leasing Co. Ltd., (100% Cash), 6.50%, 9/15/24(b)(l)	259,062	208,006
Prosperous Ray Ltd., 4.63%, 11/12/23	200,000	199,207
Prosus N.V., 3.06%, 7/13/31(b)	270,000	181,344
		588,557
Colombia – 0.1%
Millicom International Cellular S.A., 4.50%, 4/27/31(b)	250,000	187,417
Dominican Republic – 0.1%
Dominican Republic International Bond, 6.00%, 2/22/33(b)	300,000	251,188

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par (a)	Value
France – 0.3%
Altice France S.A., 5.13%, 7/15/29(b)(i)		$ 200,000	$ 150,635
BNP Paribas S.A., (5Y US Treasury CMT + 4.90%), 7.75%, 8/16/29(b)(k)(m)		200,000	188,567
Credit Agricole S.A., (5Y USD Swap Rate + 6.19%), 8.12%, 12/23/25(b)(k)(m)		200,000	199,000
			538,202
Gabon – 0.1%
Gabon Government International Bond, 7.00%, 11/24/31(b)		200,000	139,110
Germany – 0.1%
ZF North America Capital, Inc., 4.75%, 4/29/25(b)		330,000	308,510
Ghana – 0.0%(g)
Ghana Government International Bond, 8.13%, 3/26/32(b)		250,000	71,990
Hong Kong – 0.1%
Melco Resorts Finance Ltd.,
4.88%, 6/06/25(b)		200,000	142,434
5.37%, 12/04/29(b)		200,000	111,200
			253,634
Indonesia – 1.1%
Indonesia Government International Bond, 3.50%, 1/11/28		400,000	366,169
Indonesia Treasury Bond, 6.50%, 2/15/31	IDR	31,834,000,000	1,909,697
			2,275,866
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32		300,000	225,165
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(b)		60,000	52,448
			277,613
	Par (a)	Value
Israel – 0.2%
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	$430,000	$352,389
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/27	210,000	185,325
		537,714
Italy – 0.1%
UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(k)	210,000	156,467
Ivory Coast – 0.1%
Ivory Coast Government International Bond, 5.75%, 12/31/32	156,736	139,156
Jordan – 0.1%
Jordan Government International Bond, 7.75%, 1/15/28(b)	230,000	222,111
Kazakhstan – 0.3%
Kazakhstan Government International Bond, 5.12%, 7/21/25	220,000	225,554
KazMunayGas National Co. JSC, 4.75%, 4/19/27(b)	250,000	216,946
KazTransGas JSC, 4.38%, 9/26/27(b)	200,000	164,061
		606,561
Kuwait – 0.1%
MEGlobal Canada ULC, 5.88%, 5/18/30(b)	210,000	202,289
Luxembourg – 0.5%
Altice France Holding S.A., 10.50%, 5/15/27(b)	620,000	483,147
ARD Finance S.A., (100% Cash), 6.50%, 6/30/27(b)(l)	200,000	143,500
FAGE International S.A./FAGE USA Dairy Industry, Inc., 5.62%, 8/15/26(b)	420,000	368,371
		995,018
Macau – 0.2%
Sands China Ltd., 3.35%, 3/08/29	450,000	300,937
Wynn Macau Ltd., 5.62%, 8/26/28(b)	240,000	146,400
		447,337

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Mexico – 0.4%
Banco Mercantil del Norte S.A.,
(10Y US Treasury CMT + 5.35%), 7.62%, 1/10/28(b)(k)(m)	$230,000	$188,804
(10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(k)(m)	250,000	195,141

Mexico Government International Bond, 4.75%, 3/08/44	500,000	379,045
		762,990
Panama – 0.1%
Panama Government International Bond, 4.50%, 4/01/56	200,000	131,111
Peru – 0.3%
Peruvian Government International Bond, 2.78%, 1/23/31	240,000	189,274
Petroleos del Peru S.A., 5.62%, 6/19/47(b)	250,000	160,357
Volcan Cia Minera S.A.A., 4.38%, 2/11/26(b)	260,000	218,210
		567,841
Qatar – 0.2%
Qatar Government International Bond, 4.82%, 3/14/49(b)	400,000	356,019
South Africa – 0.1%
Sasol Financing U.S.A. LLC, 5.50%, 3/18/31(i)	250,000	187,243
Switzerland – 0.5%
Credit Suisse Group A.G.,
(5Y US Treasury CMT + 6.38%), 9.75%, 6/23/27(b)(i)(k)(m)	240,000	228,030
(SOFR + 3.92%), 6.54%, 8/12/33(b)(k)	250,000	217,621

UBS Group A.G., (5Y USD Swap Rate + 4.34%), 7.00%, 1/31/24(b)(k)(m)	500,000	483,607
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.37%, 2/01/30(b)	50,000	41,517
		970,775
Turkey – 0.1%
Turk Telekomunikasyon AS, 6.88%, 2/28/25(b)	250,000	217,500
	Par (a)	Value
United Arab Emirates – 0.1%
DP World Ltd., 5.63%, 9/25/48(b)	$290,000	$ 238,668
United Kingdom – 0.2%
Mclaren Finance PLC, 7.50%, 8/01/26(b)(i)	200,000	158,506
Neptune Energy Bondco PLC, 6.62%, 5/15/25(b)	200,000	194,258
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(b)(i)	200,000	161,612
		514,376
Zambia – 0.4%
First Quantum Minerals Ltd.,
6.87%, 3/01/26(b)	490,000	459,816
6.88%, 10/15/27(b)	480,000	446,317
		906,133
Total Foreign Issuer Bonds (Cost $19,719,214)		16,631,811

	Number of Shares
Master Limited Partnerships – 3.1%
Oil & Gas Producers – 3.1%
Energy Transfer L.P.	409,162	5,224,999
Enterprise Products Partners L.P.	23,228	586,507
Magellan Midstream Partners L.P.	3,981	214,775
MPLX L.P.	6,224	208,753
Plains All American Pipeline L.P.	15,279	182,889
Total Master Limited Partnerships (Cost $5,708,558)		6,417,923

	Par (a)
Mortgage-Backed Securities – 4.4%
Commercial Mortgage-Backed Securities – 2.2%
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class D, (1M USD LIBOR + 1.65%, 1.65% Floor), 5.06%, 9/15/36(b)(c)	270,000	249,728
Series 2021-ACNT, Class A, (1M USD LIBOR + 0.85%, 0.85% Floor), 4.26%, 11/15/38(b)(c)	197,000	187,728

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust,
Series 2022-AHP, Class A, (1M CME Term SOFR + 0.99%, 0.99% Floor), 4.37%, 1/17/39(b)(c)	$212,000	$203,522
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/27(b)	230,000	227,432
Series 2021-SDMF, Class F, (1M USD LIBOR + 1.94%, 1.94% Floor), 5.35%, 9/15/34(b)(c)	210,000	194,225
Series 2021-ARIA, Class A, (1M USD LIBOR + 0.90%, 0.90% Floor), 4.31%, 10/15/36(b)(c)	270,000	253,098
Series 2022-PSB, Class A, (1M CME Term SOFR + 2.45%, 2.45% Floor), 5.83%, 8/15/39(b)(c)	300,000	299,068

BXHPP Trust, Series 2021-FILM, Class C, (1M USD LIBOR + 1.10%, 1.10% Floor), 4.51%, 8/15/36(b)(c)	270,000	247,632
Commercial Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48	260,000	245,241
Extended Stay America Trust,
Series 2021-ESH, Class A, (1M USD LIBOR + 1.08%, 1.08% Floor), 4.49%, 7/15/38(b)(c)	263,572	253,012
Series 2021-ESH, Class C, (1M USD LIBOR + 1.70%, 1.70% Floor), 5.11%, 7/15/38(b)(c)	253,810	240,146
Series 2021-ESH, Class E, (1M USD LIBOR + 2.85%, 2.85% Floor), 6.26%, 7/15/38(b)(c)	253,810	239,193

GS Mortgage Securities Trust, Series 2017-GS6, Class A2, 3.17%, 5/10/50	195,706	177,113
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2022-NLP, Class D, (1M CME Term SOFR + 2.17%, 2.17% Floor), 5.54%, 4/15/37(b)(c)	210,000	189,564
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class A, (30D Average SOFR + 1.40%, 1.40% Floor), 4.19%, 3/15/39(b)(c)	$350,000	$ 339,927

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class A5, 3.92%, 1/15/49	200,000	188,115
LAQ Mortgage Trust, Series 2022-LAQ, Class A, (1M CME Term SOFR + 1.72%, 1.72% Floor), 5.14%, 3/15/39(b)(c)	143,273	137,911
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A, (1M CME Term SOFR + 1.40%, 1.40% Floor), 4.77%, 3/15/39(b)(c)	260,000	252,201
Series 2022-LPFL, Class F, (1M CME Term SOFR + 5.29%, 5.29% Floor), 8.66%, 3/15/39(b)(c)	200,000	188,832

NCMF Trust, Series 2022-MFP, Class G, (1M CME Term SOFR + 5.13%, 5.13% Floor), 8.51%, 3/15/39(b)(c)	195,000	185,501
		4,499,189
Whole Loan – 2.2%
BRAVO Residential Funding Trust,
Series 2022-NQM1, Class A1, 3.62%, 9/25/61(b)	213,983	194,787
Series 2022-NQM2, Class A1, 4.27%, 11/25/61(b)	174,581	161,160
Series 2022-NQM2, Class A3, 5.24%, 11/25/61(b)	218,226	204,022

COLT Mortgage Loan Trust, Series 2022-3, Class A1, 3.90%, 2/25/67(b)(e)	242,470	213,065

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Whole Loan (Continued)
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1M2, (30D Average SOFR + 3.50%), 6.50%, 3/25/42(b)(c)	$250,000	$237,812
Series 2022-R08, Class 1M2, (30D Average SOFR + 3.60%, 3.60% Floor), 6.60%, 7/25/42(b)(c)	200,000	188,500

CSMC Trust, Series 2020-RPL4, Class A1, 2.00%, 1/25/60(b)	230,005	201,691
FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 6.40%, 8/25/33(b)(c)	270,000	232,813
FNMA Connecticut Avenue Securities,
Series 2017-C06, Class 1B1, (1M USD LIBOR + 4.15%, 4.15% Floor), 7.73%, 2/25/30(c)	330,000	334,391
Series 2018-C05, Class 1B1, (1M USD LIBOR + 4.25%, 4.25% Floor), 7.83%, 1/25/31(c)	250,000	252,327
Freddie Mac STACR REMIC Trust,
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 6.65%, 11/25/41(b)(c)	210,000	184,685
Series 2020-DNA5, Class B1, (30D Average SOFR + 4.80%), 7.80%, 10/25/50(b)(c)	180,000	178,352
Series 2020-DNA6, Class B1, (30D Average SOFR + 3.00%), 6.00%, 12/25/50(b)(c)	260,000	238,554
Series 2021-DNA1, Class B2, (30D Average SOFR + 4.75%), 7.75%, 1/25/51(b)(c)	240,000	182,150
Series 2022-DNA2, Class M1B, (30D Average SOFR + 2.40%), 5.40%, 2/25/42(b)(c)	210,000	193,200

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)(e)	224,454	196,204
	Par (a)	Value
Whole Loan (Continued)
New Residential Mortgage Loan Trust,
Series 2018-RPL1, Class A1, 3.50%, 12/25/57(b)	$452,476	$ 422,792
Series 2022-NQM2, Class A1, 3.08%, 3/27/62(b)(e)	242,828	206,054

Residential Mortgage Loan Trust, Series 2020-2, Class A2, 2.51%, 5/25/60(b)	260,000	250,957
Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/61(b)	100,000	71,597
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.16%, 3/27/62(b)(e)	248,567	214,510
		4,559,623
Total Mortgage-Backed Securities (Cost $9,605,867)		9,058,812

Term Loans – 10.8%(c)
Advertising & Marketing – 0.1%
CB Poly US Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 5.50%, 0.75% Floor), 9.23%, 5/18/29	200,000	187,300
Aerospace & Defense – 0.5%
Vertex Aerospace Services Corp., Initial Term Loan, (1M USD LIBOR + 3.75%, 0.75% Floor), 7.50%, 12/06/28	666,650	652,244
WP CPP Holdings LLC, Initial Term Loan,
(1M USD LIBOR + 3.75%, 1.00% Floor), 8.17%, 4/30/25	336,643	286,146
(1M USD LIBOR + 3.75%, 1.00% Floor), 7.51%, 4/30/25	839	713
		939,103
Asset Management – 0.3%
Jump Financial LLC, Term Loan, (3M USD CME Term SOFR + 4.50%, 0.50% Floor), 8.31%, 8/07/28	684,812	643,723

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Automotive – 0.2%
Clarios Global L.P., Amendment No. 1 Dollar Term Loan, (1M USD LIBOR + 3.25%), 7.00%, 4/30/26	$460,000	$ 446,416
Beverages – 0.2%
Triton Water Holdings, Inc., Initial Term Loan, (3M USD LIBOR + 3.50%, 0.50% Floor), 7.17%, 3/31/28	456,533	404,662
Chemicals – 0.1%
Hexion Holdings Corp., Initial Term Loan, (3M USD CME Term SOFR + 4.50%, 0.50% Floor), 7.41%, 3/15/29	229,425	194,438
Commercial Support Services – 0.8%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (1M USD LIBOR + 3.75%, 0.50% Floor), 7.50%, 5/12/28	198,496	179,764
Amentum Government Services Holdings LLC, Tranche 1 Term Loan,
(3M USD LIBOR + 4.00%), 7.67%, 1/29/27	342,756	331,617
(3M USD LIBOR + 4.00%), 8.17%, 1/29/27	113,741	110,045

Garda World Security Corp., Term B-2 Loan, (3M USD LIBOR + 4.25%), 7.24%, 10/30/26	360,000	341,924
LRS Holdings LLC, Initial Term Loan, (1M USD LIBOR + 4.25%, 0.50% Floor), 8.00%, 8/31/28	456,550	436,005
Prime Security Services Borrower LLC, 2021 Refinancing Term B-1 Loan, (3M USD LIBOR + 2.75%, 0.75% Floor), 6.50%, 9/23/26	337,431	332,322
		1,731,677
Consumer Services – 0.1%
Adtalem Global Education, Inc., Term B Loan, (1M USD LIBOR + 4.00%, 0.75% Floor), 7.57%, 8/12/28	192,874	190,394
	Par (a)	Value
Engineering & Construction – 0.1%
Tutor Perini Corp., Term Loan, (1M USD LIBOR + 4.75%, 1.00% Floor), 8.50%, 8/18/27	$189,036	$175,330
Entertainment Content – 0.3%
Allen Media LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.50%), 9.20%, 2/10/27	456,488	381,282
AppLovin Corp., Amendment No. 6 New Term Loan, (3M USD LIBOR + 3.00%, 0.50% Floor), 6.67%, 10/25/28	339,148	326,599
		707,881
Health Care Facilities & Services – 1.4%
EyeCare Partners LLC, Initial Term Loan, (3M USD LIBOR + 6.75%, 0.50% Floor), 10.42%, 11/15/29	380,000	339,465
Gainwell Acquisition Corp., Term B Loan, (3M USD LIBOR + 4.00%, 0.75% Floor), 7.67%, 10/01/27	466,439	442,339
One Call Corp., Term B Loan, (3M USD LIBOR + 5.50%, 0.75% Floor), 9.88%, 4/22/27	456,533	338,976
PDS Holdco, Inc., Delayed Draw Term Loan, (1M USD LIBOR + 4.50%, 0.75% Floor), 8.25%, 8/18/28	32,202	28,933
PDS Holdco, Inc., Initial Term Loan, (1M USD LIBOR + 4.50%, 0.75% Floor), 8.25%, 8/18/28	315,211	283,217
Phoenix Guarantor, Inc., Tranche B-1 Term Loan, (1M USD LIBOR + 3.25%), 7.00%, 3/05/26	108,980	104,326
Phoenix Newco, Inc., Initial Term Loan, (1M USD LIBOR + 3.25%, 0.50% Floor), 7.00%, 11/15/28	358,200	344,456
Radiology Partners, Inc., Term B Loan,
(1M USD LIBOR + 4.25%), 7.82%, 7/09/25	203,110	162,488
(1M USD LIBOR + 4.25%), 7.83%, 7/09/25	236,890	189,512

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Health Care Facilities & Services (Continued)

U.S. Renal Care, Inc., Initial Term Loan, (1M USD LIBOR + 5.00%), 8.81%, 6/26/26	$456,470	$ 280,729
WP CityMD Bidco LLC, Second Amendment Refinancing Term Loan, (3M USD LIBOR + 3.25%, 0.50% Floor), 6.92%, 12/22/28	308,000	298,119
		2,812,560
Home & Office Products – 0.1%
Hunter Douglas Holding B.V., Tranche B-1 Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 6.34%, 2/26/29	349,125	288,828
Industrial Support Services – 0.2%
PECF USS Intermediate Holding III Corp., Initial Term Loan, (1M USD LIBOR + 4.25%, 0.50% Floor), 8.00%, 12/15/28	456,550	350,566
Institutional Financial Services – 0.8%
CTC Holdings L.P., Term Loan, (6M USD CME Term SOFR + 5.00%, 0.50% Floor), 8.36%, 2/20/29	457,700	439,392
Hudson River Trading LLC, Term Loan, (3M USD CME Term SOFR + 3.00%), 6.16%, 3/20/28	456,524	418,861
Jane Street Group LLC, Dollar Term Loan, (1M USD LIBOR + 2.75%), 6.50%, 1/26/28	426,742	414,094
VFH Parent LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 6.57%, 1/13/29	340,000	332,207
		1,604,554
Insurance – 0.5%
Acrisure LLC, 2021-2 Additional Term Loan, (1M USD LIBOR + 4.25%, 0.50% Floor), 8.00%, 2/15/27	337,450	319,592
Asurion LLC, New B-4 Term Loan, (1M USD LIBOR + 5.25%), 9.00%, 1/20/29	460,000	318,550
Asurion LLC, New B-9 Term Loan, (1M USD LIBOR + 3.25%), 7.00%, 7/31/27	337,431	296,939
		935,081
	Par (a)	Value
Leisure Facilities & Services – 0.8%
Alterra Mountain Co., Series B-2 Term Loan, (1M USD LIBOR + 3.50%, 0.50% Floor), 7.25%, 8/17/28	$456,542	$ 445,415
ClubCorp Holdings, Inc., Term B Loan, (3M USD LIBOR + 2.75%), 6.42%, 9/18/24	456,397	409,680
Hornblower Sub LLC (American Queen Sub LLC), 2020 Repriced Term B Loan, (3M USD LIBOR + 4.50%, 1.00% Floor), 7.38%, 4/27/25	396,883	287,078
UFC Holdings LLC, Term B-3 Loan, (3M USD LIBOR + 2.75%, 0.75% Floor), 7.11%, 4/29/26	456,235	445,400
		1,587,573
Leisure Products – 0.2%
19th Holdings Golf LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 6.20%, 2/07/29	458,850	416,406
Machinery – 0.1%
SPX Flow, Inc., Term Loan, (1M USD CME Term SOFR + 4.50%, 0.50% Floor), 8.33%, 4/05/29	280,000	264,200
Oil & Gas Producers – 0.1%
Southwestern Energy Co., Initial Loan, (3M USD CME Term SOFR + 2.50%, 0.50% Floor), 6.20%, 6/22/27	210,000	206,457
Retail - Discretionary – 0.7%
Empire Today LLC, Closing Date Term Loan, (1M USD LIBOR + 5.00%, 0.75% Floor), 8.30%, 4/03/28	406,786	298,988
Great Outdoors Group LLC, Term B-2 Loan, (1M USD LIBOR + 3.75%, 0.75% Floor), 7.50%, 3/06/28	347,368	326,352
Leslie's Poolmart, Inc., Initial Term Loan, (1M USD LIBOR + 2.50%, 0.50% Floor), 6.25%, 3/09/28	466,448	452,455
Mister Car Wash Holdings, Inc., Initial Term Loan, (1M USD LIBOR + 3.00%), 6.75%, 5/14/26	458,931	447,554
		1,525,349

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Software – 1.1%
athenahealth Group, Inc., Initial DDTL, 2/15/29(o)	$ 7,351	$ 6,702
athenahealth Group, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 6.97%, 2/15/29	43,265	39,443
Cloudera, Inc., Initial Term Loan,
(1M USD LIBOR + 3.75%, 0.50% Floor), 7.50%, 10/08/28	457,700	423,945
(1M USD LIBOR + 6.00%, 0.50% Floor), 9.75%, 10/08/29	340,000	279,650
Magenta Buyer LLC, Initial Term Loan,
(3M USD LIBOR + 4.75%, 0.75% Floor), 9.17%, 7/27/28	456,542	398,259
(3M USD LIBOR + 8.25%, 0.75% Floor), 12.67%, 7/27/29	460,000	394,068

Rackspace Technology Global, Inc., 2021 Term B Loan, (3M USD LIBOR + 2.75%, 0.75% Floor), 5.62%, 2/15/28	456,524	287,738
Virgin Pulse, Inc., Initial Term Loan, (1M USD LIBOR + 4.00%, 0.75% Floor), 7.75%, 4/06/28	456,541	397,648
		2,227,453
Specialty Finance – 0.6%
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, (1M USD LIBOR + 2.75%), 6.50%, 5/15/26	456,462	433,638
Greystone Select Financial LLC, Initial Term Loan, (3M USD LIBOR + 5.00%, 0.75% Floor), 9.23%, 6/16/28	455,714	421,536
Mercury Borrower, Inc., Initial Term Loan, (3M USD LIBOR + 3.50%, 0.50% Floor), 7.19%, 8/02/28	457,700	427,950
		1,283,124
Technology Services – 0.7%
DCert Buyer, Inc., First Amendment Refinancing Loan, (3M USD LIBOR + 7.00%), 9.90%, 2/19/29	340,000	315,860
	Par (a)	Value
Technology Services (Continued)
DCert Buyer, Inc., Initial Term Loan, (3M USD CME Term SOFR + 4.00%), 6.90%, 10/16/26	$ 317,178	$ 304,931
UST Global, Inc., Initial Term Loan, (1M USD LIBOR + 3.75%, 0.50% Floor), 7.33%, 11/20/28	456,550	443,995
Verscend Holding Corp., Term B-1 Loan, (1M USD LIBOR + 4.00%), 7.75%, 8/27/25	466,417	460,004
		1,524,790
Transportation & Logistics – 0.8%
Air Canada, Term Loan, (3M USD LIBOR + 3.50%, 0.75% Floor), 6.42%, 8/11/28	458,850	447,379
Brown Group Holding LLC, Initial Term Loan, (1M USD LIBOR + 2.50%, 0.50% Floor), 6.25%, 6/07/28	307,505	298,473
United AirLines, Inc., Class B Term Loan, (3M USD LIBOR + 3.75%, 0.75% Floor), 8.11%, 4/21/28	456,524	444,732
WWEX UNI TopCo Holdings LLC, Initial Term Loan, (3M USD LIBOR + 4.00%, 0.75% Floor), 7.67%, 7/26/28	456,550	403,764
		1,594,348
Total Term Loans (Cost $24,419,777)		22,242,213

U.S. Government Obligations – 0.8%
U.S. Treasury Bonds – 0.8%
2.37%, 2/15/42	1,950,000	1,423,805
2.25%, 2/15/52	480,000	321,900
Total U.S. Government Obligations (Cost $2,424,501)		1,745,705

		Number of Shares
Investment Companies – 6.8%
Global X U.S. Preferred ETF(i)		197,189	3,870,820
iShares STOXX Europe 600 Telecommunications UCITS ETF DE	EUR	133,112	2,438,110

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Vanguard Long-Term Treasury ETF	128,883	$ 7,671,116
Total Investment Companies (Cost $19,236,463)		13,980,046

	Par (a)/Number of Shares
Short-Term Investments – 4.8%
Convertible Bonds – 0.1%
Apollo Commercial Real Estate Finance, Inc., 5.38%, 10/15/23	$130,000	126,100
Corporate Bonds – 0.1%
DCP Midstream L.P., (3M USD LIBOR + 5.15%), 7.37%, 12/15/22(k)	200,000	197,011
Plains All American Pipeline L.P., (3M USD LIBOR + 4.11%), 6.13%, 12/05/22(k)(m)	120,000	99,660
		296,671
Foreign Issuer Bonds – 0.2%
Avolon Holdings Funding Ltd., 5.12%, 10/01/23(b)	60,000	58,912
Credit Suisse A.G., 1.00%, 5/05/23	250,000	242,412
InterGen N.V., 7.00%, 6/30/23(b)	210,000	205,537
		506,861
	Par (a)/Number of Shares	Value
Money Market Funds – 4.4%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.08%(p)(q)	5,391,198	$5,391,198
Northern Institutional Funds - Treasury Portfolio (Premier), 2.48%(p)	3,639,765	3,639,765
		9,030,963
Total Short-Term Investments (Cost $9,952,665)		9,960,595

Number of Contracts		Notional Amount
Purchased Options – 0.0%(g)
Call Options - Exchange Traded – 0.0%(g)
90-Day Euro Future, Strike Price USD 99.00, Expires 12/18/23	2	474,450	225
Total Purchased Options (Premiums Paid $479)			225

Total Investments – 101.8% (Cost $231,430,169)	210,073,821
Liabilities less Other Assets – (1.8)%(r)	(3,720,736)
NET ASSETS – 100.0%	$206,353,085

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security. Rate as of October 31, 2022 is disclosed.
(d)	Step coupon bond. Rate as of October 31, 2022 is disclosed.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2022 is disclosed.
(f)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2022.
(g)	Amount rounds to less than 0.05%.
(h)	Security sold outside United States without registration under the Securities Act of 1933.
(i)	Security either partially or fully on loan.
(j)	Investment is valued using significant unobservable inputs (Level 3) (See Note 4 regarding investments in Russian securities).
(k)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2022 is disclosed.
(l)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(m)	Perpetual bond. Maturity date represents next call date.
(n)	Century bond maturing in 2115.
(o)	Unfunded loan commitment. As of October 31, 2022, total value of unfunded loan commitment is $6,702.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
(p)	7-day current yield as of October 31, 2022 is disclosed.
(q)	Security purchased with the cash proceeds from securities loaned (See Note 7).
(r)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
ABS	Asset-Backed Security
ADR	American Depositary Receipt
CDO	Collaterlized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity
CVA	Credit Valuation Adjustment
DDTL	Delayed Draw Term Loan
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
IDR	Indonesian Rupiah
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar
Concentration by Currency (%)(a)
U.S. Dollar	63.9
Euro	8.0
All other currencies less than 5%	28.1
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	53.1
All other countries less than 5%	46.9
Total	100.0

(a) Percentages shown are based on Net Assets.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Futures Contracts outstanding at October 31, 2022: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bond	8	12/15/2022	AUD	606,294	$ (7,251)
90-Day Eurodollar	19	12/19/2022	USD	4,507,275	(100,762)
10-Year U.S. Treasury Note	94	12/20/2022	USD	10,395,813	(33,016)
U.S. Treasury Long Bond	3	12/20/2022	USD	361,500	(9,625)
Ultra 10-Year U.S. Treasury Note	14	12/20/2022	USD	1,623,781	(113,484)
Ultra U.S. Treasury Bond	46	12/20/2022	USD	5,872,188	(621,525)
Long Gilt	13	12/28/2022	GBP	1,522,595	(112,614)
2-Year U.S. Treasury Note	140	12/30/2022	USD	28,613,594	(593,921)
5-Year U.S. Treasury Note	8	12/30/2022	USD	852,750	(31,375)
CME 3-Month SOFR	2	9/19/2023	USD	475,525	(7,038)
90-Day Eurodollar	106	12/18/2023	USD	25,228,000	(410,825)
Total Long Contracts					$(2,041,436)

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2022:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

01/18/23	Norwegian Kroner	14,521,172	U.S. Dollars	1,357,284	Morgan Stanley	$ 43,466
01/18/23	British Pounds	898,794	U.S. Dollars	1,001,733	Morgan Stanley	31,913
01/18/23	U.S. Dollars	549,925	Indonesian Rupiahs	8,389,100,000	JPMorgan Chase	23,140
01/18/23	Australian Dollars	770,000	U.S. Dollars	484,342	Goldman Sachs	9,551
01/18/23	Mexican Pesos	16,498,720	U.S. Dollars	811,813	Morgan Stanley	8,783
01/18/23	Canadian Dollars	2,150,000	U.S. Dollars	1,574,434	Morgan Stanley	5,471
01/18/23	U.S. Dollars	333,482	Japanese Yen	48,530,000	Goldman Sachs	3,558
01/18/23	U.S. Dollars	1,220,364	British Pounds	1,060,425	Goldman Sachs	837
01/18/23	U.S. Dollars	55,490	Japanese Yen	8,090,000	JPMorgan Chase	492
Total Unrealized Appreciation						$127,211

01/18/23	U.S. Dollars	89,992	Canadian Dollars	123,340	Morgan Stanley	$ (643)
01/18/23	U.S. Dollars	446,314	British Pounds	390,000	Goldman Sachs	(2,200)
01/18/23	U.S. Dollars	134,188	Canadian Dollars	184,800	Morgan Stanley	(3,524)
01/18/23	U.S. Dollars	219,614	Mexican Pesos	4,489,892	Goldman Sachs	(3,700)
01/18/23	U.S. Dollars	339,221	Mexican Pesos	6,918,996	JPMorgan Chase	(4,909)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
01/18/23	Australian Dollars	1,250,699	U.S. Dollars	807,952	Morgan Stanley	$ (5,729)
01/18/23	Japanese Yen	192,024,000	U.S. Dollars	1,341,114	JPMorgan Chase	(35,667)
Total Unrealized Depreciation						$ (56,372)
Net Unrealized Appreciation						$ 70,839

Interest Rate Swap Contracts outstanding at October 31, 2022: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.85% (Annually)	1-Day USD SOFR (Annually)	6/30/2029	USD	1,374,000	$ 5,704	$ 1,710	$ 3,994
2.65% (Annually)	1-Day USD SOFR (Annually)	8/15/2047	USD	1,055,000	159,721	13,529	146,192
2.51% (Annually)	1-Day USD SOFR (Annually)	2/15/2048	USD	582,000	101,402	9,527	91,875
2.62% (Annually)	1-Day USD SOFR (Annually)	2/15/2048	USD	445,000	69,505	(86)	69,591
3.05% (Annually)	1-Day USD SOFR (Annually)	2/15/2048	USD	418,000	35,181	12,837	22,344
Total					$371,513	$37,517	$333,996
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$ 9,254,363	$ —	$ 9,254,363
Common Stocks	53,208,463	38,457,052	—*	91,665,515
Convertible Bonds	—	131,385	—	131,385
Corporate Bonds	—	28,985,228	—	28,985,228
Foreign Issuer Bonds	—	16,631,811	—	16,631,811
Master Limited Partnerships	6,417,923	—	—	6,417,923
Mortgage-Backed Securities	—	9,058,812	—	9,058,812
Term Loans	—	22,242,213	—	22,242,213
U.S. Government Obligations	—	1,745,705	—	1,745,705
Investment Companies	13,980,046	—	—	13,980,046
Short-Term Investments	9,030,963	929,632	—	9,960,595
Purchased Options	225	—	—	225
Total Investments	$82,637,620	$127,436,201	$ —	$210,073,821

*Includes securities determined to have no value as of October 31, 2022.

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$ —	$127,211	$—	$ 127,211
Swap Agreements	—	371,513	—	371,513
Total Assets - Derivative Financial Instruments	$ —	$498,724	$—	$ 498,724
Liabilities:
Futures Contracts	$(2,041,436)	$ —	$—	$(2,041,436)
Forward Foreign Currency Exchange Contracts	—	(56,372)	—	(56,372)
Total Liabilities - Derivative Financial Instruments	$(2,041,436)	$ (56,372)	$—	$(2,097,808)
Net Derivative Financial Instruments	$(2,041,436)	$442,352	$—	$(1,599,084)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund
	Par (a)	Value
Long Positions – 102.1%
Asset-Backed Securities – 4.3%
Automobile – 0.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A, 1.38%, 8/20/27(b)	$770,000	$ 655,998
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/25(b)	630,000	572,393
Series 2021-1A, Class C, 2.05%, 12/26/25(b)	420,000	376,115
		1,604,506
Home Equity – 0.1%
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class M3, (1M USD LIBOR + 0.98%), 4.61%, 2/28/41(c)	73,352	72,972
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 2.98%, 3/25/36(d)	46,233	33,175
Option One Mortgage Loan Trust, Series 2004-3, Class M1, (1M USD LIBOR + 0.78%, 0.78% Floor), 4.37%, 11/25/34(c)	102,165	97,046
Renaissance Home Equity Loan Trust, Series 2005-2, Class AV3, (1M USD LIBOR + 0.37%, 0.37% Floor, 14.00% Cap), 3.96%, 8/25/35(c)	308,153	268,614
		471,807
Other – 3.8%
522 Funding CLO Ltd., Series 2020-6A, Class A1R, (3M USD LIBOR + 1.15%, 1.15% Floor), 5.47%, 10/23/34(b)(c)	610,000	585,507
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M USD LIBOR + 1.95%, 1.95% Floor), 6.19%, 1/20/32(b)(c)	400,000	391,845
Allegro CLO XI Ltd., Series 2019-2A, Class A1A, (3M USD LIBOR + 1.39%, 1.39% Floor), 5.62%, 1/19/33(b)(c)	250,000	243,459
	Par (a)	Value
Other (Continued)
AMMC CLO Ltd., Series 2017-21A, Class A, (3M USD LIBOR + 1.25%), 5.71%, 11/02/30(b)(c)	$250,000	$244,286
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (3M USD LIBOR + 1.25%), 5.19%, 10/13/30(b)(c)	500,000	490,521
Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/05/49(b)	376,200	354,313
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (30D Average SOFR + 1.45%, 1.45% Floor), 4.24%, 1/15/37(b)(c)	378,000	363,055
Ares LXIII CLO Ltd., Series 2022-63A, Class A1A, (3M CME Term SOFR + 1.38%, 1.38% Floor), 5.34%, 4/20/35(b)(c)	540,000	519,902
Ares XLII CLO Ltd., Series 2017-42A, Class BR, (3M USD LIBOR + 1.50%, 1.50% Floor), 5.82%, 1/22/28(b)(c)	500,000	479,352
ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, (3M USD LIBOR + 1.08%, 1.08% Floor), 5.16%, 4/15/34(b)(c)	460,000	440,354
Atrium IX, Series 9A, Class AR2, (3M USD LIBOR + 0.99%, 0.99% Floor), 4.03%, 5/28/30(b)(c)	529,622	519,876
Babson CLO Ltd., Series 2015-IA, Class AR, (3M USD LIBOR + 0.99%, 0.99% Floor), 5.23%, 1/20/31(b)(c)	250,000	243,042
Ballyrock CLO Ltd., Series 2019-2A, Class A1BR, (3M USD LIBOR + 1.20%, 1.20% Floor), 4.18%, 11/20/30(b)(c)	250,000	243,441
Basswood Park CLO Ltd, Series 2021-1A, Class A, (3M USD LIBOR + 1.00%, 1.00% Floor), 5.24%, 4/20/34(b)(c)	800,000	765,470
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1M USD LIBOR + 0.45%, 0.45% Floor), 4.04%, 9/25/37(b)(c)	277,698	249,526

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Other (Continued)
BCRED MML CLO LLC, Series 2022-1A, Class A1, (3M CME Term SOFR + 1.65%, 1.65% Floor), 5.61%, 4/20/35(b)(c)	$430,000	$409,754
BlueMountain CLO Ltd.,
Series 2013-2A, Class A1R, (3M USD LIBOR + 1.18%), 5.50%, 10/22/30(b)(c)	245,096	240,460
Series 2015-3A, Class A1R, (3M USD LIBOR + 1.00%), 5.24%, 4/20/31(b)(c)	250,000	242,911
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA, Class A1, (3M USD LIBOR + 1.05%), 3.96%, 5/15/31(b)(c)	729,370	708,618
Series 2014-3RA, Class A1A, (3M USD LIBOR + 1.05%), 5.41%, 7/27/31(b)(c)	247,958	242,073

Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3M USD LIBOR + 1.12%, 1.12% Floor), 5.20%, 7/17/34(b)(c)	440,000	422,400
Cerberus Loan Funding XXVIII L.P., Series 2020-1A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 5.93%, 10/15/31(b)(c)	107,768	106,789
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M USD LIBOR + 2.50%, 2.50% Floor), 6.09%, 7/25/37(c)	500,000	451,145
Dryden 87 CLO Ltd., Series 2021-87A, Class A1, (3M USD LIBOR + 1.10%, 1.10% Floor), 4.08%, 5/20/34(b)(c)	770,000	737,119
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M USD LIBOR + 1.80%, 1.80% Floor), 4.93%, 10/25/33(c)	270,126	251,667
Series 2006-FF13, Class A1, (1M USD LIBOR + 0.24%, 0.24% Floor), 3.83%, 10/25/36(c)	29,099	19,729
	Par (a)	Value
Other (Continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C, (1M USD LIBOR + 0.32%, 0.32% Floor), 3.91%, 10/25/36(c)	$ 16,977	$ 11,506

GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/46(b)	543,705	456,260
Generate CLO 3 Ltd., Series 2016-1A, Class BR, (3M USD LIBOR + 1.75%), 5.99%, 10/20/29(b)(c)	500,000	475,744
Golub Capital Partners CLO Ltd., Series 2015-25A, Class AR, (3M USD LIBOR + 1.38%, 1.38% Floor), 4.21%, 5/05/30(b)(c)	587,317	580,295
Hardee's Funding LLC, Series 2021-1A, Class A2, 2.87%, 6/20/51(b)	414,750	321,565
HGI CRE CLO Ltd., Series 2021-FL1, Class A, (1M USD LIBOR + 1.05%, 1.05% Floor), 4.46%, 6/16/36(b)(c)	600,000	581,545
Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.60%, 11/01/35(b)	460,000	401,616
Home Equity Asset Trust, Series 2006-4, Class 2A4, (1M USD LIBOR + 0.56%, 0.56% Floor), 4.15%, 8/25/36(c)	388,253	374,631
KKR CLO 32 Ltd., Series 32A, Class A1, (3M USD LIBOR + 1.32%, 1.32% Floor), 5.40%, 1/15/32(b)(c)	150,000	147,159
KREF Ltd., Series 2022-FL3, Class A, (1M CME Term SOFR + 1.45%, 1.45% Floor), 4.92%, 2/15/39(b)(c)	820,000	785,898
LCM Loan Income Fund I Income Note Issuer Ltd., Series 27A, Class A1, (3M USD LIBOR + 1.08%), 5.16%, 7/16/31(b)(c)	250,000	242,778
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M USD LIBOR + 0.30%, 0.30% Floor), 3.89%, 7/25/36(c)	747,987	298,079

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Other (Continued)

Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3M USD LIBOR + 0.95%, 0.95% Floor), 5.18%, 4/19/30(b)(c)	$ 471,871	$ 463,535
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC5, Class M1, (1M USD LIBOR + 0.93%, 0.93% Floor), 4.52%, 7/25/35(c)	165,614	158,446
MF1 LLC, Series 2022-FL10, Class A, (1M CME Term SOFR + 2.64%, 2.64% Floor), 6.10%, 9/17/37(b)(c)	800,000	790,956
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3M USD LIBOR + 1.60%, 1.60% Floor), 5.84%, 10/20/30(b)(c)	250,000	235,258
NP SPE X L.P., Series 2021-1A, Class A1, 2.23%, 3/19/51(b)	779,408	666,092
Octagon Investment Partners XXI Ltd.,
Series 2012-1A, Class AARR, (3M USD LIBOR + 0.95%, 0.95% Floor), 5.03%, 7/15/29(b)(c)	1,442,518	1,413,675
Series 2012-1A, Class AAR3, (3M USD LIBOR + 1.00%, 1.00% Floor), 3.91%, 2/14/31(b)(c)	260,000	253,178

OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3M CME Term SOFR + 1.30%, 1.30% Floor), 5.26%, 2/24/37(b)(c)	350,000	335,185
Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 6.04%, 4/20/32(b)(c)	270,000	262,358
Palmer Square CLO Ltd., Series 2018-2A, Class A1A, (3M USD LIBOR + 1.10%), 5.18%, 7/16/31(b)(c)	500,000	487,882
Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3M USD LIBOR + 1.08%, 1.08% Floor), 5.32%, 7/20/34(b)(c)	620,000	593,819
	Par (a)	Value
Other (Continued)

RR 3 Ltd., Series 2018-3A, Class A1R2, (3M USD LIBOR + 1.09%, 1.09% Floor), 5.17%, 1/15/30(b)(c)	$250,000	$244,863
SBA Small Business Investment Cos.,
Series 2019-10A, Class 1, 3.11%, 3/10/29	65,793	61,023
Series 2021-10A, Class 1, 1.67%, 3/10/31	223,915	186,780

Silver Rock CLO I Ltd., Series 2020-1A, Class A, (3M USD LIBOR + 1.65%, 1.65% Floor), 5.89%, 10/20/31(b)(c)	440,000	430,073
Structured Asset Investment Loan Trust, Series 2004-7, Class A8, (1M USD LIBOR + 1.20%, 1.20% Floor), 4.79%, 8/25/34(c)	193,588	186,429
STWD Ltd., Series 2022-FL3, Class A, (30D Average SOFR + 1.35%, 1.35% Floor), 4.14%, 11/15/38(b)(c)	430,000	413,360
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(b)	599,130	485,793
Towd Point Mortgage Trust,
Series 2016-3, Class B1, 4.10%, 4/25/56(b)(d)	190,000	178,570
Series 2017-4, Class B2, 3.44%, 6/25/57(b)(d)	330,000	251,297
Series 2019-HY2, Class A1, (1M USD LIBOR + 1.00%, 1.00% Floor), 4.59%, 5/25/58(b)(c)	689,818	673,508
Series 2020-2, Class M1B, 3.00%, 4/25/60(b)(d)	240,000	176,855

TRTX Issuer Ltd., Series 2022-FL5, Class A, (30D Average SOFR + 1.65%, 1.65% Floor), 4.44%, 2/15/39(b)(c)	810,000	778,387
United States Small Business Administration,
Series 2019-20D, Class 1, 2.98%, 4/01/39	35,487	32,319
Series 2019-25G, Class 1, 2.69%, 7/01/44	60,153	51,787

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Other (Continued)

Venture 31 CLO Ltd., Series 2018-31A, Class A1, (3M USD LIBOR + 1.03%, 1.03% Floor), 5.27%, 4/20/31(b)(c)	$410,000	$ 398,684
Voya CLO Ltd.,
Series 2018-2A, Class A1, (3M USD LIBOR + 1.00%, 1.00% Floor), 5.08%, 7/15/31(b)(c)	570,000	555,503
Series 2018-4A, Class A1AR, (3M USD LIBOR + 1.04%, 1.04% Floor), 5.12%, 1/15/32(b)(c)	680,000	662,943
Series 2017-3A, Class A1R, (3M USD LIBOR + 1.04%), 5.28%, 4/20/34(b)(c)	230,000	218,238

Whitebox CLO II Ltd., Series 2020-2A, Class A1R, (3M USD LIBOR + 1.22%, 1.22% Floor), 5.54%, 10/24/34(b)(c)	290,000	277,245
Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3M USD LIBOR + 1.22%, 1.22% Floor), 5.30%, 10/15/34(b)(c)	420,000	400,952
		26,968,683
Student Loan – 0.2%
Navient Student Loan Trust,
Series 2017-1A, Class A3, (1M USD LIBOR + 1.15%), 4.74%, 7/26/66(b)(c)	228,612	225,159
Series 2017-2A, Class A, (1M USD LIBOR + 1.05%), 4.64%, 12/27/66(b)(c)	105,518	103,768

SLM Private Credit Student Loan Trust, Series 2006-B, Class A5, (3M USD LIBOR + 0.27%), 3.56%, 12/15/39(c)	193,105	181,586
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1M USD LIBOR + 4.75%), 8.16%, 10/15/41(b)(c)	245,654	262,597
SMB Private Education Loan Trust,
Series 2020-A, Class A2A, 2.23%, 9/15/37(b)	186,570	166,908
	Par (a)	Value
Student Loan (Continued)
SMB Private Education Loan Trust,
Series 2021-E, Class A1A, 1.68%, 2/15/51(b)	$189,509	$ 167,877
Series 2021-A, Class A2B, 1.59%, 1/15/53(b)	606,824	513,794

Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/47(b)	67,529	65,356
		1,687,045
Total Asset-Backed Securities (Cost $32,730,986)		30,732,041

Corporate Bonds – 20.1%
Advertising & Marketing – 0.0%(e)
Interpublic (The) Group of Cos., Inc, 4.75%, 3/30/30	60,000	54,476
Aerospace & Defense – 0.9%
Boeing (The) Co.,
1.43%, 2/04/24	110,000	104,402
4.88%, 5/01/25	360,000	351,287
2.20%, 2/04/26	390,000	344,641
3.10%, 5/01/26	40,000	36,119
2.70%, 2/01/27	30,000	26,013
2.80%, 3/01/27(f)	40,000	34,663
3.20%, 3/01/29	130,000	108,310
5.15%, 5/01/30	210,000	194,037
3.25%, 2/01/35	290,000	204,933
5.71%, 5/01/40	170,000	147,480
3.63%, 3/01/48	212,000	128,379
3.75%, 2/01/50	160,000	102,374
5.81%, 5/01/50	510,000	438,629
3.95%, 8/01/59	137,000	85,800
5.93%, 5/01/60	140,000	118,346
General Dynamics Corp.,
4.25%, 4/01/40	10,000	8,588
4.25%, 4/01/50	70,000	58,317

Huntington Ingalls Industries, Inc., 4.20%, 5/01/30(f)	81,000	71,605
L3Harris Technologies, Inc.,
4.40%, 6/15/28	269,000	251,485
1.80%, 1/15/31	399,000	297,843
4.85%, 4/27/35	60,000	53,669
Lockheed Martin Corp.,
3.55%, 1/15/26	60,000	57,699
3.90%, 6/15/32	90,000	82,265
3.60%, 3/01/35	222,000	190,440
4.15%, 6/15/53	390,000	311,248

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Aerospace & Defense (Continued)
Lockheed Martin Corp.,
5.90%, 11/15/63	$ 45,000	$ 45,763
Northrop Grumman Corp.,
2.93%, 1/15/25	40,000	38,134
3.25%, 1/15/28	280,000	253,094
4.03%, 10/15/47	246,000	193,542
5.25%, 5/01/50	630,000	584,922
Raytheon Technologies Corp.,
3.15%, 12/15/24	105,000	100,867
7.20%, 8/15/27	26,000	28,192
7.00%, 11/01/28	90,000	95,348
4.13%, 11/16/28	347,000	323,024
2.25%, 7/01/30	100,000	80,553
4.50%, 6/01/42	30,000	25,498
4.15%, 5/15/45	150,000	117,695
3.75%, 11/01/46	50,000	36,600
4.63%, 11/16/48	40,000	33,638
3.13%, 7/01/50	411,000	270,085
3.03%, 3/15/52	122,000	77,772
Textron, Inc.,
3.65%, 3/15/27	38,000	34,682
3.90%, 9/17/29	256,000	225,728
		6,373,709
Apparel & Textile Products – 0.0%(e)
NIKE, Inc.,
2.40%, 3/27/25	60,000	56,682
2.75%, 3/27/27(f)	100,000	91,632
2.85%, 3/27/30(f)	100,000	86,740
3.25%, 3/27/40	50,000	37,916
3.38%, 3/27/50(f)	20,000	14,583
		287,553
Asset Management – 0.1%
Blackstone Private Credit Fund,
3.25%, 3/15/27	217,000	180,035
4.00%, 1/15/29	154,000	125,363

Charles Schwab (The) Corp., (10Y US Treasury CMT + 3.08%), 4.00%, 12/01/30(g)(h)	162,000	120,325
Nuveen LLC, 4.00%, 11/01/28(b)	100,000	91,502
Vanguard Group (The), Inc., 3.05%, 8/22/50(i)	170,000	105,075
		622,300
Automotive – 0.2%
General Motors Co.,
5.40%, 10/15/29	206,000	190,940
5.60%, 10/15/32	269,000	244,137
	Par (a)	Value
Automotive (Continued)
General Motors Co.,
6.60%, 4/01/36	$ 10,000	$ 9,431
5.95%, 4/01/49	70,000	59,265
General Motors Financial Co., Inc.,
4.00%, 1/15/25	506,000	485,761
2.35%, 1/08/31	110,000	80,528
2.70%, 6/10/31	218,000	162,213
3.10%, 1/12/32	364,000	277,032
		1,509,307
Banking – 3.6%
Bank of America Corp.,
(3M USD LIBOR + 0.79%), 3.00%, 12/20/23(h)	419,000	417,491
(3M USD LIBOR + 0.78%), 3.55%, 3/05/24(h)	55,000	54,544
4.20%, 8/26/24	60,000	58,673
(3M USD LIBOR + 0.87%), 2.46%, 10/22/25(h)	569,000	530,931
(SOFR + 1.15%), 1.32%, 6/19/26(h)	1,090,000	962,361
(SOFR + 0.96%), 1.73%, 7/22/27(h)	80,000	68,411
(3M USD LIBOR + 1.58%), 3.82%, 1/20/28(h)	398,000	363,341
(3M USD LIBOR + 2.93%), 5.88%, 3/15/28(g)(h)	112,000	96,404
(SOFR + 1.58%), 4.38%, 4/27/28(h)	430,000	399,866
(3M USD LIBOR + 1.37%), 3.59%, 7/21/28(h)	160,000	143,690
(3M USD LIBOR + 1.04%), 3.42%, 12/20/28(h)	600,000	529,655
(3M USD LIBOR + 1.31%), 4.27%, 7/23/29(h)	394,000	357,587
(3M USD LIBOR + 1.21%), 3.97%, 2/07/30(h)	620,000	548,319
(3M USD LIBOR + 1.19%), 2.88%, 10/22/30(h)	440,000	358,285
(SOFR + 2.15%), 2.59%, 4/29/31(h)	990,000	781,648
(SOFR + 1.53%), 1.90%, 7/23/31(h)	200,000	148,351
(SOFR + 1.32%), 2.69%, 4/22/32(h)	133,000	102,789
(SOFR + 1.22%), 2.30%, 7/21/32(h)	260,000	192,536
(SOFR + 1.21%), 2.57%, 10/20/32(h)	471,000	355,342
(SOFR + 1.33%), 2.97%, 2/04/33(h)	2,244,000	1,739,012
(SOFR + 1.83%), 4.57%, 4/27/33(h)	967,000	856,947

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Banking (Continued)
Bank of America Corp.,
(SOFR + 2.16%), 5.02%, 7/22/33(h)	$ 409,000	$375,078
5.00%, 1/21/44	170,000	145,144
(3M USD LIBOR + 1.52%), 4.33%, 3/15/50(h)	30,000	23,332
(3M USD LIBOR + 3.15%), 4.08%, 3/20/51(h)	330,000	245,164
Citigroup, Inc.,
(SOFR + 1.67%), 1.68%, 5/15/24(h)	120,000	117,383
3.30%, 4/27/25	180,000	170,798
5.50%, 9/13/25	120,000	118,948
(SOFR + 0.69%), 2.01%, 1/25/26(h)	237,000	216,520
(5Y US Treasury CMT + 3.42%), 3.88%, 2/18/26(g)(h)	69,000	56,649
(SOFR + 2.84%), 3.11%, 4/08/26(h)	80,000	74,673
(SOFR + 1.28%), 3.07%, 2/24/28(h)	610,000	537,782
(SOFR + 1.89%), 4.66%, 5/24/28(f)(h)	70,000	66,033
(3M USD LIBOR + 1.39%), 3.67%, 7/24/28(h)	105,000	94,183
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(h)	1,110,000	984,296
(3M USD LIBOR + 1.19%), 4.08%, 4/23/29(h)	150,000	135,096
(3M USD LIBOR + 1.34%), 3.98%, 3/20/30(h)	550,000	484,596
(SOFR + 1.42%), 2.98%, 11/05/30(h)	463,000	377,699
(SOFR + 3.91%), 4.41%, 3/31/31(h)	510,000	455,107
(SOFR + 2.11%), 2.57%, 6/03/31(h)	340,000	265,875
(SOFR + 1.18%), 2.52%, 11/03/32(h)	156,000	116,710
(SOFR + 1.35%), 3.06%, 1/25/33(h)	60,000	46,743
(SOFR + 1.94%), 3.79%, 3/17/33(h)	340,000	281,629
(SOFR + 2.09%), 4.91%, 5/24/33(h)	354,000	321,592
8.13%, 7/15/39	580,000	668,975
4.65%, 7/23/48	30,000	24,075
JPMorgan Chase & Co.,
(SOFR + 1.46%), 1.51%, 6/01/24(h)	310,000	302,668
(3M USD LIBOR + 1.00%), 4.02%, 12/05/24(h)	470,000	461,123
(SOFR + 1.85%), 2.08%, 4/22/26(h)	200,000	182,066
	Par (a)	Value
Banking (Continued)
JPMorgan Chase & Co.,
(SOFR + 0.89%), 1.58%, 4/22/27(h)	$530,000	$455,828
3.63%, 12/01/27	190,000	171,653
(3M USD LIBOR + 1.34%), 3.78%, 2/01/28(h)	458,000	418,404
(SOFR + 1.17%), 2.95%, 2/24/28(h)	434,000	381,899
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(h)	428,000	384,921
(3M USD LIBOR + 1.33%), 4.45%, 12/05/29(h)	320,000	291,853
(SOFR + 1.75%), 4.57%, 6/14/30(h)	391,000	358,141
(SOFR + 2.04%), 2.52%, 4/22/31(h)	510,000	402,197
(3M CME Term SOFR + 1.11%), 1.76%, 11/19/31(h)	73,000	53,121
(SOFR + 1.25%), 2.58%, 4/22/32(h)	320,000	246,046
(SOFR + 1.18%), 2.55%, 11/08/32(h)	130,000	98,105
(SOFR + 1.26%), 2.96%, 1/25/33(h)	895,000	699,209
(SOFR + 2.08%), 4.91%, 7/25/33(f)(h)	312,000	283,893
4.95%, 6/01/45	220,000	182,005
(SOFR + 2.44%), 3.11%, 4/22/51(h)	50,000	31,212

U.S. Bancorp, 1.45%, 5/12/25(f)	250,000	228,446
Wells Fargo & Co.,
3.75%, 1/24/24	160,000	157,113
(SOFR + 2.00%), 2.19%, 4/30/26(h)	570,000	518,673
3.00%, 10/23/26	80,000	72,394
4.30%, 7/22/27	270,000	252,545
(3M USD LIBOR + 1.31%), 3.58%, 5/22/28(h)	300,000	270,034
(SOFR + 2.10%), 2.39%, 6/02/28(h)	130,000	111,045
4.15%, 1/24/29	230,000	209,328
(3M CME Term SOFR + 1.43%), 2.88%, 10/30/30(h)	250,000	205,116
(SOFR + 4.03%), 4.48%, 4/04/31(h)	300,000	271,424
(SOFR + 1.50%), 3.35%, 3/02/33(h)	130,000	104,799
(SOFR + 2.10%), 4.90%, 7/25/33(h)	670,000	613,013
4.40%, 6/14/46	40,000	29,474

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Banking (Continued)
Wells Fargo & Co.,
4.75%, 12/07/46	$ 370,000	$ 285,556
(SOFR + 4.50%), 5.01%, 4/04/51(h)	2,110,000	1,788,461
		25,992,028
Beverages – 0.1%
Coca-Cola (The) Co.,
3.38%, 3/25/27	280,000	265,879
1.45%, 6/01/27(f)	90,000	78,150
2.50%, 6/01/40	50,000	34,574
2.60%, 6/01/50	80,000	50,681
Constellation Brands, Inc.,
3.60%, 5/09/24	90,000	88,057
4.35%, 5/09/27	130,000	124,107
PepsiCo, Inc.,
2.25%, 3/19/25	10,000	9,421
2.63%, 3/19/27	10,000	9,105
1.63%, 5/01/30	40,000	31,810
2.88%, 10/15/49	40,000	27,106
		718,890
Biotechnology & Pharmaceuticals – 0.7%
AbbVie, Inc.,
3.75%, 11/14/23	20,000	19,735
2.60%, 11/21/24	490,000	465,608
3.80%, 3/15/25	410,000	395,498
3.60%, 5/14/25	40,000	38,383
2.95%, 11/21/26	100,000	91,323
3.20%, 11/21/29	470,000	410,808
4.55%, 3/15/35	142,000	126,723
4.50%, 5/14/35	214,000	189,702
4.70%, 5/14/45	154,000	127,948
4.88%, 11/14/48	20,000	17,030
4.25%, 11/21/49	505,000	391,783
Amgen, Inc.,
4.05%, 8/18/29	300,000	276,927
4.40%, 5/01/45	129,000	104,082
Biogen, Inc.,
2.25%, 5/01/30	122,000	95,944
3.15%, 5/01/50	111,000	68,479
Bristol-Myers Squibb Co.,
2.90%, 7/26/24	192,000	185,677
3.20%, 6/15/26	105,000	99,059
3.40%, 7/26/29	65,000	59,047
4.55%, 2/20/48	60,000	51,258
Gilead Sciences, Inc.,
2.60%, 10/01/40	162,000	107,206
4.75%, 3/01/46	153,000	131,432
Johnson & Johnson,
0.55%, 9/01/25	80,000	71,360
0.95%, 9/01/27	150,000	126,925
	Par (a)	Value
Biotechnology & Pharmaceuticals (Continued)
Johnson & Johnson,
3.63%, 3/03/37	$ 70,000	$ 59,844
2.10%, 9/01/40	350,000	229,915
Merck & Co., Inc.,
0.75%, 2/24/26(f)	240,000	210,420
1.45%, 6/24/30	70,000	54,327
2.75%, 12/10/51	250,000	158,824
Pfizer, Inc.,
0.80%, 5/28/25	160,000	145,061
2.63%, 4/01/30	270,000	230,540
1.70%, 5/28/30	100,000	79,654
2.55%, 5/28/40	240,000	166,076
2.70%, 5/28/50	310,000	201,665

Wyeth LLC, 6.50%, 2/01/34	26,000	28,070
		5,216,333
Cable & Satellite – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	570,000	553,369
4.20%, 3/15/28(f)	90,000	80,644
5.05%, 3/30/29	700,000	643,389
4.40%, 4/01/33	400,000	332,299
5.38%, 4/01/38	60,000	48,216
3.50%, 6/01/41	300,000	189,514
3.50%, 3/01/42	60,000	37,490
6.48%, 10/23/45	372,000	329,380
5.38%, 5/01/47	181,000	139,229
5.75%, 4/01/48	226,000	181,270
5.13%, 7/01/49	286,000	210,889
4.80%, 3/01/50	30,000	21,232
3.70%, 4/01/51	211,000	126,485
3.90%, 6/01/52	452,000	279,897
6.83%, 10/23/55	107,000	96,437
3.85%, 4/01/61	139,000	80,154
4.40%, 12/01/61	146,000	92,575
3.95%, 6/30/62	142,000	83,130
5.50%, 4/01/63	110,000	83,112
Comcast Corp.,
3.95%, 10/15/25	160,000	154,708
3.15%, 3/01/26	50,000	46,965
3.30%, 4/01/27	50,000	46,163
4.15%, 10/15/28	350,000	328,352
2.65%, 2/01/30	256,000	214,050
3.40%, 4/01/30	70,000	61,699
4.25%, 10/15/30	620,000	569,054
4.20%, 8/15/34	377,000	329,349
3.25%, 11/01/39	20,000	14,478
3.75%, 4/01/40	180,000	138,627

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Cable & Satellite (Continued)
Comcast Corp.,
3.40%, 7/15/46	$ 20,000	$ 13,624
4.00%, 8/15/47	30,000	22,452
3.97%, 11/01/47(f)	192,000	142,208
4.00%, 3/01/48	20,000	15,048
4.00%, 11/01/49	240,000	177,384
3.45%, 2/01/50	60,000	40,516
2.80%, 1/15/51	190,000	112,946
2.89%, 11/01/51	120,000	72,091
2.94%, 11/01/56	148,000	85,585
4.95%, 10/15/58(f)	20,000	16,822
Cox Communications, Inc.,
3.15%, 8/15/24(b)	71,000	67,920
2.95%, 10/01/50(b)	119,000	67,515
Time Warner Cable LLC,
6.55%, 5/01/37	50,000	44,595
5.88%, 11/15/40	130,000	105,451
		6,496,313
Chemicals – 0.1%
Celanese U.S. Holdings LLC, 5.90%, 7/05/24	157,000	154,276
Ecolab, Inc., 2.75%, 8/18/55	97,000	55,897
Sherwin-Williams (The) Co., 2.30%, 5/15/30	83,000	65,812
Westlake Corp., 3.38%, 8/15/61	103,000	56,616
		332,601
Commercial Support Services – 0.1%
Cintas Corp. No. 2,
3.70%, 4/01/27	20,000	18,855
4.00%, 5/01/32	120,000	108,612
Republic Services, Inc.,
2.50%, 8/15/24	70,000	66,642
3.95%, 5/15/28	80,000	74,352

Waste Management, Inc., 1.15%, 3/15/28	139,000	112,676
		381,137
Containers & Packaging – 0.0%(e)
International Paper Co., 6.00%, 11/15/41	45,000	41,936
Diversified Industrials – 0.1%
3M Co.,
2.38%, 8/26/29	410,000	337,575
3.70%, 4/15/50(f)	100,000	71,450

Emerson Electric Co., 2.80%, 12/21/51	560,000	345,223
	Par (a)	Value
Diversified Industrials (Continued)

General Electric Co., 6.75%, 3/15/32	$ 11,000	$ 11,951
Honeywell International, Inc., 1.35%, 6/01/25	70,000	64,209
		830,408
E-Commerce Discretionary – 0.3%
Amazon.com, Inc.,
0.80%, 6/03/25	130,000	117,434
3.30%, 4/13/27	50,000	46,931
1.20%, 6/03/27	380,000	323,293
3.15%, 8/22/27(f)	140,000	129,529
3.45%, 4/13/29(f)	110,000	100,882
1.50%, 6/03/30	70,000	54,645
2.10%, 5/12/31	80,000	64,047
3.60%, 4/13/32	320,000	286,511
3.88%, 8/22/37	200,000	170,039
4.05%, 8/22/47(f)	140,000	113,810
2.50%, 6/03/50	873,000	518,485
3.95%, 4/13/52	42,000	32,888
4.25%, 8/22/57	240,000	193,227
		2,151,721
Electric Utilities – 1.0%
AEP Texas, Inc.,
3.95%, 6/01/28	212,000	192,031
3.45%, 5/15/51	291,000	188,584
AEP Transmission Co. LLC,
3.80%, 6/15/49	65,000	46,819
3.15%, 9/15/49	52,000	33,037
3.65%, 4/01/50	39,000	27,383
Alabama Power Co.,
3.75%, 3/01/45	38,000	27,614
3.45%, 10/01/49	47,000	31,778

Ameren Illinois Co., 3.25%, 3/15/50	106,000	69,725
American Transmission Systems, Inc., 2.65%, 1/15/32(b)	203,000	157,610
Baltimore Gas and Electric Co.,
3.75%, 8/15/47	118,000	86,026
2.90%, 6/15/50	265,000	163,230
CenterPoint Energy Houston Electric LLC,
2.35%, 4/01/31	75,000	60,119
4.25%, 2/01/49	2,000	1,599
3.35%, 4/01/51	131,000	89,538
4.85%, 10/01/52	100,000	88,035

Cleveland Electric Illuminating (The) Co., 3.50%, 4/01/28(b)	100,000	89,307

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Electric Utilities (Continued)
Commonwealth Edison Co.,
4.00%, 3/01/49	$ 67,000	$ 50,272
3.00%, 3/01/50	106,000	67,379
3.85%, 3/15/52	32,000	23,800

Consumers Energy Co., 3.75%, 2/15/50	198,000	145,796
DTE Electric Co., 3.95%, 3/01/49	246,000	188,864
Duke Energy Carolinas LLC,
3.75%, 6/01/45	185,000	134,428
3.95%, 3/15/48	122,000	91,779

Duke Energy Corp., 4.30%, 3/15/28	30,000	28,199
Duke Energy Florida LLC,
2.50%, 12/01/29	325,000	270,062
1.75%, 6/15/30	50,000	38,512
Duke Energy Progress LLC,
3.45%, 3/15/29	233,000	208,977
2.50%, 8/15/50	100,000	55,875

Entergy Louisiana LLC, 4.20%, 9/01/48	148,000	114,344
Exelon Corp.,
5.10%, 6/15/45	16,000	13,798
4.70%, 4/15/50	79,000	63,526
4.10%, 3/15/52(b)(f)	55,000	40,460
FirstEnergy Corp.,
2.05%, 3/01/25	22,000	20,223
1.60%, 1/15/26	40,000	34,787
4.40%, 7/15/27	499,000	468,616
5.35%, 7/15/47	77,000	63,531
3.40%, 3/01/50	55,000	34,169
FirstEnergy Transmission LLC,
4.35%, 1/15/25(b)	285,000	275,102
4.55%, 4/01/49(b)(f)	309,000	233,531
Florida Power & Light Co.,
5.25%, 2/01/41	5,000	4,645
3.99%, 3/01/49	224,000	174,110
3.15%, 10/01/49	246,000	165,113
MidAmerican Energy Co.,
3.10%, 5/01/27	35,000	32,242
3.65%, 4/15/29	543,000	495,506
4.25%, 7/15/49	85,000	67,944
3.15%, 4/15/50	99,000	64,644

Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(b)	57,000	52,283
Northern States Power Co.,
2.90%, 3/01/50	50,000	31,761
2.60%, 6/01/51	104,000	61,917
	Par (a)	Value
Electric Utilities (Continued)
Northern States Power Co.,
3.20%, 4/01/52	$ 81,000	$ 53,763

NRG Energy, Inc., 2.45%, 12/02/27(b)	340,000	279,386
NSTAR Electric Co., 3.95%, 4/01/30	16,000	14,691
Ohio Power Co.,
1.63%, 1/15/31	107,000	79,292
4.15%, 4/01/48	14,000	10,446
4.00%, 6/01/49	63,000	45,602
Oncor Electric Delivery Co. LLC,
4.55%, 9/15/32(b)	120,000	113,154
4.10%, 11/15/48	51,000	39,967
Pacific Gas and Electric Co.,
2.10%, 8/01/27	50,000	41,113
2.50%, 2/01/31	180,000	134,497
3.30%, 8/01/40	20,000	12,987
3.95%, 12/01/47	101,000	65,129
3.50%, 8/01/50	20,000	12,200

Progress Energy, Inc., 7.75%, 3/01/31	180,000	197,504
Public Service Electric and Gas Co., 2.05%, 8/01/50	80,000	40,903
Southern California Edison Co., 2.25%, 6/01/30	274,000	215,430
Southwestern Public Service Co., 3.15%, 5/01/50	140,000	90,977
Tampa Electric Co., 4.45%, 6/15/49	17,000	13,628
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25(b)	299,000	286,319
Virginia Electric and Power Co.,
6.00%, 1/15/36	72,000	71,365
4.00%, 1/15/43	29,000	22,092

Vistra Operations Co. LLC, 4.30%, 7/15/29(b)	273,000	238,162
		7,247,237
Electric, Gas Marketing & Trading – 0.0%(e)
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/01/30	50,000	43,311
3.95%, 4/01/50(f)	20,000	14,719
PECO Energy Co.,
3.05%, 3/15/51	144,000	92,079
2.85%, 9/15/51	7,000	4,296
		154,405

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Electrical Equipment – 0.0%(e)
Carrier Global Corp., 3.58%, 4/05/50		$ 10,000	$ 6,708
Otis Worldwide Corp., 2.06%, 4/05/25		50,000	46,259
			52,967
Entertainment Content – 0.3%
Discovery Communications LLC, 1.90%, 3/19/27(f)	EUR	240,000	203,827
Electronic Arts, Inc., 1.85%, 2/15/31		39,000	30,078
Fox Corp., 5.48%, 1/25/39		450,000	386,447
Paramount Global,
4.38%, 3/15/43		62,000	41,732
5.85%, 9/01/43		70,000	56,953

Time Warner Cable Enterprises LLC, 8.38%, 7/15/33		170,000	179,713
TWDC Enterprises 18 Corp., 3.00%, 7/30/46		162,000	106,028
Warnermedia Holdings, Inc.,
3.76%, 3/15/27(b)		80,000	71,167
4.05%, 3/15/29(b)		140,000	118,951
4.28%, 3/15/32(b)		450,000	363,487
5.05%, 3/15/42(b)(f)		30,000	21,948
5.14%, 3/15/52(b)		500,000	349,109
			1,929,440
Food – 0.1%
Hershey (The) Co., 0.90%, 6/01/25		30,000	27,087
Kraft Heinz Foods Co., 3.00%, 6/01/26		102,000	94,137
Mars, Inc.,
2.70%, 4/01/25(b)		90,000	85,244
3.20%, 4/01/30(b)		180,000	157,788
2.38%, 7/16/40(b)		200,000	127,847

Mondelez International, Inc., 1.50%, 5/04/25		250,000	228,311
			720,414
Forestry, Paper & Wood Products – 0.0%(e)
Georgia-Pacific LLC, 8.88%, 5/15/31		13,000	15,479
Gas & Water Utilities – 0.0%(e)
Atmos Energy Corp., 4.13%, 3/15/49		40,000	30,389
CenterPoint Energy Resources Corp., 1.75%, 10/01/30		59,000	44,957
	Par (a)	Value
Gas & Water Utilities (Continued)
ONE Gas, Inc., 2.00%, 5/15/30	$ 35,000	$ 27,354
Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31	41,000	32,134
		134,834
Health Care Facilities & Services – 0.9%
Cigna Corp.,
4.13%, 11/15/25	20,000	19,334
4.38%, 10/15/28	440,000	414,181
4.80%, 8/15/38	210,000	185,049
4.90%, 12/15/48	130,000	110,378
CVS Health Corp.,
3.63%, 4/01/27	40,000	37,176
4.30%, 3/25/28	217,000	203,616
3.75%, 4/01/30	512,000	452,107
1.88%, 2/28/31(f)	40,000	30,352
2.13%, 9/15/31	130,000	99,476
4.78%, 3/25/38(f)	400,000	347,183
4.13%, 4/01/40	40,000	31,304
5.13%, 7/20/45	271,000	233,057
5.05%, 3/25/48	470,000	399,238
Elevance Health, Inc.,
3.65%, 12/01/27	300,000	276,869
4.10%, 5/15/32	80,000	71,966
4.55%, 5/15/52	40,000	32,796
6.10%, 10/15/52	25,000	25,483
HCA, Inc.,
5.25%, 4/15/25	146,000	143,487
4.50%, 2/15/27	335,000	313,634
5.88%, 2/01/29	135,000	131,778
3.50%, 9/01/30	339,000	280,828
2.38%, 7/15/31	316,000	235,554
3.63%, 3/15/32(b)	351,000	284,586
Humana, Inc.,
4.50%, 4/01/25	20,000	19,575
3.95%, 3/15/27	140,000	130,825
3.70%, 3/23/29	310,000	276,205
3.13%, 8/15/29(f)	310,000	264,765
2.15%, 2/03/32(f)	50,000	37,612
UnitedHealth Group, Inc.,
3.75%, 7/15/25	50,000	48,534
1.25%, 1/15/26	40,000	35,530
3.85%, 6/15/28	130,000	121,030
3.88%, 12/15/28	110,000	102,294
4.00%, 5/15/29	160,000	148,754
2.00%, 5/15/30	40,000	32,061
2.30%, 5/15/31	30,000	24,043
4.20%, 5/15/32	110,000	101,255
2.75%, 5/15/40	90,000	61,709
4.45%, 12/15/48	57,000	47,360
2.90%, 5/15/50	142,000	90,937

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Health Care Facilities & Services (Continued)
UnitedHealth Group, Inc.,
3.25%, 5/15/51	$ 390,000	$ 264,701
6.05%, 2/15/63	60,000	61,675
		6,228,297
Household Products – 0.1%
GSK Consumer Healthcare Capital U.S. LLC, 3.63%, 3/24/32(b)(f)	480,000	404,390
Kimberly-Clark Corp., 3.10%, 3/26/30	30,000	26,276
Procter & Gamble (The) Co.,
2.80%, 3/25/27	20,000	18,440
3.00%, 3/25/30	60,000	53,578
		502,684
Institutional Financial Services – 2.0%
Bank of New York Mellon (The) Corp.,
1.60%, 4/24/25	60,000	54,941
(3M USD LIBOR + 3.13%), 4.63%, 9/20/26(g)(h)	79,000	68,222
Goldman Sachs Group (The), Inc.,
(SOFR + 0.54%), 0.63%, 11/17/23(h)	848,000	845,822
3.63%, 2/20/24	120,000	117,323
3.85%, 7/08/24	30,000	29,330
(SOFR + 0.51%), 0.66%, 9/10/24(h)	561,000	534,039
3.50%, 4/01/25	432,000	409,308
3.50%, 11/16/26	570,000	522,710
(SOFR + 0.80%), 1.43%, 3/09/27(h)	277,000	236,979
(SOFR + 1.11%), 2.64%, 2/24/28(h)	621,000	536,745
(SOFR + 1.85%), 3.62%, 3/15/28(h)	385,000	347,075
(3M USD LIBOR + 1.16%), 3.81%, 4/23/29(h)	400,000	354,906
(3M USD LIBOR + 1.30%), 4.22%, 5/01/29(h)	960,000	868,505
(SOFR + 1.09%), 1.99%, 1/27/32(h)	265,000	193,363
(SOFR + 1.28%), 2.62%, 4/22/32(h)	130,000	99,159
(SOFR + 1.25%), 2.38%, 7/21/32(h)	50,000	37,208
(SOFR + 1.26%), 2.65%, 10/21/32(h)	798,000	604,146
(SOFR + 1.41%), 3.10%, 2/24/33(h)	1,574,000	1,232,742
(SOFR + 1.51%), 3.21%, 4/22/42(h)	80,000	53,250
	Par (a)	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.,
(SOFR + 1.47%), 2.91%, 7/21/42(h)	$ 160,000	$ 100,632
5.15%, 5/22/45	410,000	332,748
4.75%, 10/21/45	230,000	185,378
Intercontinental Exchange, Inc.,
4.60%, 3/15/33	100,000	91,703
4.95%, 6/15/52	30,000	26,035
Morgan Stanley,
(SOFR + 0.47%), 0.56%, 11/10/23(h)	432,000	431,442
(SOFR + 0.46%), 0.53%, 1/25/24(h)	631,000	621,552
(SOFR + 0.62%), 0.73%, 4/05/24(h)	1,602,000	1,562,912
(SOFR + 1.99%), 2.19%, 4/28/26(h)	460,000	419,810
(SOFR + 0.88%), 1.59%, 5/04/27(h)	190,000	162,593
(SOFR + 0.86%), 1.51%, 7/20/27(h)	119,000	100,901
(3M USD LIBOR + 1.34%), 3.59%, 7/22/28(h)	405,000	362,992
(SOFR + 2.24%), 6.30%, 10/18/28(h)	188,000	189,691
(3M USD LIBOR + 1.14%), 3.77%, 1/24/29(h)	300,000	267,758
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(h)	10,000	9,125
(SOFR + 1.14%), 2.70%, 1/22/31(h)	891,000	713,467
(SOFR + 3.12%), 3.62%, 4/01/31(h)	360,000	306,098
(SOFR + 1.03%), 1.79%, 2/13/32(h)	113,000	81,488
(SOFR + 1.02%), 1.93%, 4/28/32(h)	63,000	45,673
(SOFR + 1.18%), 2.24%, 7/21/32(h)	673,000	496,099
(SOFR + 1.20%), 2.51%, 10/20/32(h)	726,000	546,597
(SOFR + 1.29%), 2.94%, 1/21/33(h)	209,000	162,789
(SOFR + 2.08%), 4.89%, 7/20/33(h)	65,000	59,167

State Street Corp., (3M USD LIBOR + 2.54%), 5.63%, 12/15/23(g)(h)	292,000	267,180
		14,689,603
Insurance – 0.1%
American International Group, Inc., 2.50%, 6/30/25	40,000	37,160

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Insurance (Continued)
Aon Corp., 4.50%, 12/15/28	$385,000	$ 359,441
Berkshire Hathaway Finance Corp., 4.25%, 1/15/49	150,000	121,848
Guardian Life Global Funding, 1.10%, 6/23/25(b)	50,000	44,745
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	176,000	137,898
MetLife, Inc., 6.40%, 12/15/36	100,000	92,282
New York Life Global Funding, 0.95%, 6/24/25(b)	80,000	71,483
Principal Life Global Funding II, 1.25%, 6/23/25(b)	40,000	35,862
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(b)	80,000	68,065
		968,784
Internet Media & Services – 0.0%(e)
Alphabet, Inc.,
0.45%, 8/15/25(f)	30,000	26,796
0.80%, 8/15/27(f)	50,000	42,085
1.10%, 8/15/30	60,000	46,078
1.90%, 8/15/40	70,000	44,255
2.05%, 8/15/50	40,000	22,872

Meta Platforms, Inc., 4.45%, 8/15/52(b)(f)	146,000	108,352
		290,438
Leisure Facilities & Services – 0.2%
Las Vegas Sands Corp.,
3.20%, 8/08/24	100,000	95,218
2.90%, 6/25/25	380,000	344,151
McDonald's Corp.,
3.30%, 7/01/25(f)	70,000	67,184
1.45%, 9/01/25(f)	140,000	127,522
3.70%, 1/30/26	60,000	57,567
3.50%, 3/01/27	30,000	28,116
3.50%, 7/01/27	60,000	55,875
3.80%, 4/01/28	270,000	251,844
2.13%, 3/01/30	170,000	138,212
3.60%, 7/01/30	80,000	71,722
4.88%, 12/09/45	30,000	25,957
4.20%, 4/01/50	350,000	273,808
		1,537,176
Machinery – 0.1%
CNH Industrial Capital LLC, 4.20%, 1/15/24	123,000	120,894
	Par (a)	Value
Machinery (Continued)
Deere & Co.,
3.10%, 4/15/30	$ 30,000	$ 26,241
3.75%, 4/15/50(f)	200,000	157,101

Eaton Corp., 4.15%, 11/02/42	30,000	24,193
		328,429
Medical Equipment & Devices – 0.1%
Abbott Laboratories,
3.75%, 11/30/26	390,000	374,534
4.75%, 11/30/36(f)	40,000	38,290
4.90%, 11/30/46	90,000	83,993
Agilent Technologies, Inc.,
2.75%, 9/15/29	43,000	36,055
2.10%, 6/04/30(f)	66,000	51,596
Becton Dickinson and Co.,
3.36%, 6/06/24	87,000	84,446
4.69%, 12/15/44	15,000	12,608
		681,522
Metals & Mining – 0.0%(e)
Freeport-McMoRan, Inc., 5.45%, 3/15/43	80,000	65,720
Oil & Gas Producers – 3.1%
Apache Corp.,
4.75%, 4/15/43	100,000	75,000
4.25%, 1/15/44	380,000	262,200
BP Capital Markets America, Inc.,
3.41%, 2/11/26	20,000	18,927
3.12%, 5/04/26	220,000	205,124
3.94%, 9/21/28	110,000	102,125
3.63%, 4/06/30	80,000	71,432
1.75%, 8/10/30(f)	200,000	154,883
3.00%, 2/24/50	190,000	119,731
Cameron LNG LLC,
2.90%, 7/15/31(b)	160,000	130,571
3.30%, 1/15/35(b)	750,000	585,841
3.40%, 1/15/38(b)	225,000	175,007
Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/24	455,000	460,511
5.88%, 3/31/25	233,000	233,035
5.13%, 6/30/27	140,000	136,588
2.74%, 12/31/39	202,000	149,890
Chevron Corp.,
1.55%, 5/11/25	130,000	119,932
2.00%, 5/11/27	40,000	35,375
3.08%, 5/11/50	230,000	157,050

Chevron USA, Inc., 3.85%, 1/15/28	240,000	227,240

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Continental Resources, Inc.,
3.80%, 6/01/24	$ 130,000	$ 125,288
4.38%, 1/15/28	360,000	322,783
5.75%, 1/15/31(b)	20,000	18,133
4.90%, 6/01/44	160,000	113,502
Coterra Energy, Inc.,
3.90%, 5/15/27(b)	280,000	257,944
4.38%, 3/15/29(b)	850,000	778,745
Devon Energy Corp.,
5.85%, 12/15/25	120,000	120,769
5.25%, 10/15/27	61,000	60,486
5.88%, 6/15/28	8,000	8,021
4.50%, 1/15/30	112,000	102,172
5.60%, 7/15/41	371,000	338,884
4.75%, 5/15/42	544,000	444,363
5.00%, 6/15/45	150,000	125,203
Diamondback Energy, Inc.,
3.25%, 12/01/26	645,000	591,505
3.50%, 12/01/29	1,409,000	1,215,028
3.13%, 3/24/31	80,000	65,374
4.40%, 3/24/51	323,000	242,159
Energy Transfer L.P.,
3.90%, 5/15/24	102,000	99,100
2.90%, 5/15/25	200,000	185,656
5.95%, 12/01/25	160,000	159,066
5.50%, 6/01/27	130,000	126,507
4.95%, 6/15/28	20,000	18,629
5.25%, 4/15/29	60,000	56,227
3.75%, 5/15/30	430,000	365,497
5.30%, 4/01/44	160,000	125,921
5.35%, 5/15/45	210,000	165,054
5.40%, 10/01/47	305,000	242,168
6.25%, 4/15/49	107,000	93,341
5.00%, 5/15/50(f)	274,000	208,062

Energy Transfer L.P./Regency Energy Finance Corp., 4.50%, 11/01/23	28,000	27,660
Enterprise Products Operating LLC,
4.15%, 10/16/28	270,000	248,551
3.13%, 7/31/29	234,000	201,149
2.80%, 1/31/30	300,000	250,215
7.55%, 4/15/38	10,000	10,722
5.95%, 2/01/41	49,000	46,415
4.85%, 3/15/44	80,000	65,759
5.10%, 2/15/45	100,000	83,994
4.80%, 2/01/49	40,000	32,141
4.20%, 1/31/50	60,000	44,095
3.70%, 1/31/51	170,000	114,426
3.20%, 2/15/52(f)	67,000	41,365
	Par (a)	Value
Oil & Gas Producers (Continued)
Enterprise Products Operating LLC,
3.95%, 1/31/60	$ 70,000	$ 46,490
(3M USD LIBOR + 2.57%), 5.38%, 2/15/78(h)	50,000	36,222
EOG Resources, Inc.,
4.38%, 4/15/30	270,000	255,795
3.90%, 4/01/35	180,000	153,483
4.95%, 4/15/50	410,000	371,103
EQT Corp.,
5.70%, 4/01/28	35,000	34,059
7.00%, 2/01/30	150,000	153,758
Exxon Mobil Corp.,
2.99%, 3/19/25	300,000	287,033
3.04%, 3/01/26	70,000	65,902
2.44%, 8/16/29	240,000	205,614
3.48%, 3/19/30	120,000	108,749
4.11%, 3/01/46	20,000	16,028
4.33%, 3/19/50	10,000	8,306
3.45%, 4/15/51	300,000	214,422
Kinder Morgan Energy Partners L.P.,
4.25%, 9/01/24	100,000	97,627
6.50%, 2/01/37	129,000	124,109
6.38%, 3/01/41	110,000	101,654
5.50%, 3/01/44	111,000	93,763
Kinder Morgan, Inc.,
4.30%, 6/01/25	90,000	87,576
4.30%, 3/01/28	350,000	327,201
5.55%, 6/01/45	210,000	181,509
5.05%, 2/15/46	40,000	32,353
5.20%, 3/01/48	60,000	49,137

Marathon Petroleum Corp., 4.50%, 4/01/48	35,000	26,289
MPLX L.P.,
4.00%, 3/15/28	200,000	180,930
4.80%, 2/15/29	30,000	27,768
4.50%, 4/15/38	90,000	71,749
5.20%, 3/01/47	60,000	47,827
5.20%, 12/01/47	100,000	80,028
4.70%, 4/15/48	210,000	156,615
5.50%, 2/15/49	90,000	75,101
NGPL PipeCo LLC,
4.88%, 8/15/27(b)	168,000	156,100
3.25%, 7/15/31(b)	368,000	287,325

Northwest Pipeline LLC, 4.00%, 4/01/27	288,000	267,020
Occidental Petroleum Corp.,
6.95%, 7/01/24	200,000	204,922
5.55%, 3/15/26	160,000	162,400
3.00%, 2/15/27(f)	220,000	199,650

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Occidental Petroleum Corp.,
7.88%, 9/15/31(f)	$ 210,000	$ 228,545
4.50%, 7/15/44	80,000	66,029
6.60%, 3/15/46	150,000	147,643
4.10%, 2/15/47	50,000	39,505
4.20%, 3/15/48	230,000	182,384
Pioneer Natural Resources Co.,
1.13%, 1/15/26	30,000	26,133
1.90%, 8/15/30(f)	150,000	115,255
2.15%, 1/15/31	380,000	294,015

Sabine Pass Liquefaction LLC, 5.63%, 3/01/25	1,099,000	1,094,419
Southern Natural Gas Co. LLC, 8.00%, 3/01/32	80,000	84,882
Targa Resources Corp.,
5.20%, 7/01/27	260,000	250,780
4.95%, 4/15/52	193,000	144,815

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.00%, 1/15/28	343,000	316,282
Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30(b)	210,000	170,966
Texas Eastern Transmission L.P.,
3.50%, 1/15/28(b)	226,000	201,236
7.00%, 7/15/32	15,000	15,694
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26	1,024,000	1,079,005
4.00%, 3/15/28	436,000	399,586
Western Midstream Operating L.P.,
3.35%, 2/01/25	50,000	47,524
4.65%, 7/01/26(f)	90,000	85,275
Williams (The) Cos., Inc.,
4.90%, 1/15/45	440,000	350,281
5.10%, 9/15/45	140,000	114,930
4.85%, 3/01/48	110,000	87,799
3.50%, 10/15/51	109,000	69,779
		21,970,920
Oil, Gas Services & Equipment – 0.0%(e)
Halliburton Co., 3.80%, 11/15/25(f)	3,000	2,883
Real Estate Investment Trusts – 0.6%
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	106,000	79,774
		Par (a)	Value
Real Estate Investment Trusts (Continued)
American Tower Corp.,
3.95%, 3/15/29		$ 53,000	$ 46,901
3.80%, 8/15/29		511,000	445,725
2.10%, 6/15/30		99,000	75,392
Crown Castle, Inc.,
3.10%, 11/15/29		366,000	304,764
3.30%, 7/01/30		174,000	145,143
2.10%, 4/01/31		291,000	217,324
2.50%, 7/15/31		37,000	28,469
Digital Dutch Finco B.V.,
1.50%, 3/15/30	EUR	130,000	97,327
1.00%, 1/15/32	EUR	100,000	66,402
Equinix, Inc.,
3.20%, 11/18/29(f)		273,000	228,660
2.15%, 7/15/30		126,000	95,917
2.50%, 5/15/31		104,000	79,194
3.90%, 4/15/32		465,000	391,277
GLP Capital L.P./GLP Financing II, Inc.,
4.00%, 1/15/30		487,000	401,614
4.00%, 1/15/31		200,000	160,372
3.25%, 1/15/32		393,000	292,946

Kimco Realty Corp., 4.60%, 2/01/33		41,000	36,286
National Retail Properties, Inc.,
3.10%, 4/15/50		42,000	24,323
3.50%, 4/15/51		107,000	66,362
3.00%, 4/15/52		19,000	10,640

Prologis L.P., 1.75%, 2/01/31		198,000	149,459
Realty Income Corp., 3.25%, 1/15/31		74,000	61,534
VICI Properties L.P.,
4.75%, 2/15/28		229,000	208,684
4.95%, 2/15/30(f)		438,000	395,865

VICI Properties L.P./VICI Note Co., Inc., 4.25%, 12/01/26(b)		31,000	28,237
WP Carey, Inc., 2.40%, 2/01/31		160,000	120,148
			4,258,739
Retail - Consumer Staples – 0.1%
Costco Wholesale Corp.,
1.38%, 6/20/27		190,000	163,587
1.75%, 4/20/32(f)		90,000	69,057

Target Corp., 2.25%, 4/15/25(f)		110,000	103,374
Walmart, Inc.,
1.50%, 9/22/28		60,000	50,123

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Retail - Consumer Staples (Continued)
Walmart, Inc.,
2.38%, 9/24/29	$ 20,000	$ 17,105
1.80%, 9/22/31	40,000	31,634
		434,880
Retail - Discretionary – 0.1%
Home Depot (The), Inc.,
2.50%, 4/15/27	60,000	54,213
3.90%, 12/06/28	10,000	9,446
2.70%, 4/15/30	80,000	67,891
3.30%, 4/15/40	160,000	119,775
3.90%, 6/15/47	20,000	15,332
3.35%, 4/15/50	210,000	145,831
Lowe's Cos., Inc.,
1.70%, 9/15/28	180,000	147,191
4.50%, 4/15/30(f)	448,000	417,286
4.65%, 4/15/42	54,000	44,169
		1,021,134
Semiconductors – 0.6%
Applied Materials, Inc.,
1.75%, 6/01/30	210,000	165,640
2.75%, 6/01/50	38,000	24,332
Broadcom, Inc.,
4.15%, 11/15/30	154,000	132,451
2.45%, 2/15/31(b)	147,000	110,312
4.15%, 4/15/32(b)	104,000	87,046
3.42%, 4/15/33(b)	267,000	202,881
3.47%, 4/15/34(b)	280,000	209,582
3.14%, 11/15/35(b)	880,000	610,433
4.93%, 5/15/37(b)(f)	650,000	535,932
Intel Corp.,
3.70%, 7/29/25	20,000	19,415
1.60%, 8/12/28	170,000	140,236
3.73%, 12/08/47	183,000	126,905
4.75%, 3/25/50	150,000	121,548
3.05%, 8/12/51	80,000	48,352
KLA Corp.,
4.10%, 3/15/29	39,000	36,576
4.65%, 7/15/32(f)	130,000	123,480
3.30%, 3/01/50(f)	355,000	238,598
5.25%, 7/15/62	121,000	106,778
Lam Research Corp.,
4.88%, 3/15/49	34,000	29,975
2.88%, 6/15/50(f)	116,000	72,625
NVIDIA Corp.,
3.50%, 4/01/40	250,000	189,858
3.50%, 4/01/50	290,000	204,896
3.70%, 4/01/60	150,000	102,307
Texas Instruments, Inc.,
2.90%, 11/03/27	390,000	355,864
	Par (a)	Value
Semiconductors (Continued)
Texas Instruments, Inc.,
1.75%, 5/04/30	$ 70,000	$ 55,724
3.88%, 3/15/39	200,000	166,227
		4,217,973
Software – 0.7%
Adobe, Inc., 2.30%, 2/01/30	200,000	166,212
Autodesk, Inc., 2.40%, 12/15/31	158,000	121,812
Microsoft Corp.,
3.30%, 2/06/27	1,120,000	1,064,519
2.53%, 6/01/50	284,000	178,161
2.92%, 3/17/52	128,000	86,483
Oracle Corp.,
1.65%, 3/25/26	360,000	316,028
2.95%, 4/01/30(f)	30,000	24,429
2.88%, 3/25/31	430,000	338,889
3.85%, 7/15/36	170,000	127,214
6.13%, 7/08/39	182,000	166,925
3.60%, 4/01/40	234,000	158,330
3.65%, 3/25/41	601,000	406,997
4.50%, 7/08/44	24,000	17,566
4.00%, 7/15/46	311,000	207,789
4.00%, 11/15/47	60,000	39,753
3.60%, 4/01/50	509,000	313,302
4.38%, 5/15/55	165,000	111,934

Roper Technologies, Inc., 2.95%, 9/15/29	40,000	33,443
Salesforce, Inc.,
3.70%, 4/11/28	250,000	235,570
3.05%, 7/15/61	65,000	39,606

ServiceNow, Inc., 1.40%, 9/01/30	243,000	178,993
VMware, Inc., 2.20%, 8/15/31	271,000	197,251
Workday, Inc.,
3.50%, 4/01/27	70,000	64,569
3.70%, 4/01/29	100,000	89,043
3.80%, 4/01/32(f)	130,000	111,063
		4,795,881
Specialty Finance – 0.2%
Air Lease Corp., 3.38%, 7/01/25	70,000	64,792
American Express Co.,
3.38%, 5/03/24	170,000	164,883
2.50%, 7/30/24	410,000	389,734
4.20%, 11/06/25	70,000	67,954
4.05%, 5/03/29	210,000	190,754

Capital One Financial Corp., (SOFR + 1.79%), 3.27%, 3/01/30(h)	139,000	114,076

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Specialty Finance (Continued)
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
1.20%, 11/15/25(b)	$116,000	$ 100,110
1.70%, 6/15/26(b)(f)	241,000	206,105

Synchrony Financial, 3.70%, 8/04/26(f)	4,000	3,594
USAA Capital Corp., 2.13%, 5/01/30(b)	150,000	118,999
		1,421,001
Steel – 0.0%(e)
Nucor Corp., 3.95%, 5/01/28	117,000	107,556
Technology Hardware – 0.3%
Apple, Inc.,
1.13%, 5/11/25	260,000	237,748
2.45%, 8/04/26	100,000	92,052
2.90%, 9/12/27(f)	460,000	422,768
2.38%, 2/08/41	111,000	74,284
2.40%, 8/20/50	147,000	87,248
2.80%, 2/08/61	79,000	46,846
Dell International LLC/EMC Corp.,
8.35%, 7/15/46	10,000	10,616
3.45%, 12/15/51(b)	85,000	48,096

HP, Inc., 2.65%, 6/17/31	39,000	28,577
Juniper Networks, Inc., 2.00%, 12/10/30	70,000	50,683
Motorola Solutions, Inc.,
4.60%, 5/23/29(f)	235,000	216,035
2.75%, 5/24/31	511,000	390,783
5.60%, 6/01/32	140,000	131,821
5.50%, 9/01/44	105,000	86,854

Seagate HDD Cayman, 4.09%, 6/01/29	70,000	56,058
		1,980,469
Technology Services – 0.5%
FactSet Research Systems, Inc., 3.45%, 3/01/32	237,000	190,203
Global Payments, Inc.,
1.20%, 3/01/26	210,000	179,166
4.95%, 8/15/27	409,000	388,621
3.20%, 8/15/29	286,000	237,721
2.90%, 5/15/30	178,000	141,648
5.95%, 8/15/52	103,000	89,106
International Business Machines Corp.,
3.00%, 5/15/24	410,000	397,839
3.43%, 2/09/52	200,000	130,347

Leidos, Inc., 2.30%, 2/15/31	184,000	135,680
	Par (a)	Value
Technology Services (Continued)
Mastercard, Inc.,
3.35%, 3/26/30	$ 120,000	$ 107,874
3.85%, 3/26/50	380,000	298,121
Moody's Corp.,
3.25%, 1/15/28(f)	285,000	255,201
2.00%, 8/19/31	105,000	79,376
4.88%, 12/17/48	41,000	34,393
3.10%, 11/29/61	63,000	36,358
PayPal Holdings, Inc.,
1.65%, 6/01/25	90,000	82,574
2.30%, 6/01/30	150,000	120,924
4.40%, 6/01/32(f)	70,000	64,306

S&P Global, Inc., 4.75%, 8/01/28(b)	174,000	168,671
Visa, Inc.,
3.15%, 12/14/25	230,000	219,202
4.30%, 12/14/45	170,000	144,873
		3,502,204
Telecommunications – 1.3%
AT&T, Inc.,
3.80%, 2/15/27	170,000	159,225
2.30%, 6/01/27	170,000	148,265
1.65%, 2/01/28	520,000	429,063
4.35%, 3/01/29	36,000	33,462
4.30%, 2/15/30(b)	105,000	95,734
2.25%, 2/01/32	30,000	22,540
2.55%, 12/01/33	491,000	361,840
4.50%, 5/15/35	175,000	150,828
6.00%, 8/15/40	103,000	98,068
5.35%, 9/01/40	50,000	44,251
5.55%, 8/15/41	40,000	36,587
4.80%, 6/15/44	22,000	17,866
3.30%, 2/01/52(f)	40,000	25,099
3.50%, 9/15/53	591,000	379,321
3.55%, 9/15/55	576,000	366,544
3.80%, 12/01/57	30,000	19,769
3.65%, 9/15/59	505,000	318,552
T-Mobile USA, Inc.,
3.50%, 4/15/25	230,000	219,423
2.63%, 4/15/26	174,000	157,030
3.75%, 4/15/27	20,000	18,451
3.88%, 4/15/30	1,027,000	908,483
2.88%, 2/15/31	560,000	450,811
2.55%, 2/15/31	70,000	55,366
2.25%, 11/15/31	200,000	151,427
3.00%, 2/15/41	190,000	127,773
3.30%, 2/15/51	70,000	44,908
Verizon Communications, Inc.,
2.63%, 8/15/26	10,000	9,095
4.13%, 3/16/27	60,000	57,049

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Telecommunications (Continued)
Verizon Communications, Inc.,
3.00%, 3/22/27		$ 30,000	$ 27,198
2.10%, 3/22/28		396,000	332,792
4.33%, 9/21/28		250,000	234,367
3.88%, 2/08/29		30,000	27,268
3.15%, 3/22/30		90,000	76,047
1.50%, 9/18/30		610,000	452,955
1.68%, 10/30/30		126,000	93,807
7.75%, 12/01/30		106,000	118,038
1.75%, 1/20/31		370,000	274,425
2.55%, 3/21/31		552,000	436,203
2.36%, 3/15/32		687,000	520,420
4.50%, 8/10/33		460,000	409,828
4.40%, 11/01/34		178,000	154,104
2.65%, 11/20/40		858,000	544,626
3.40%, 3/22/41		50,000	35,549
3.85%, 11/01/42		60,000	44,660
4.13%, 8/15/46		70,000	52,672
4.86%, 8/21/46		40,000	33,383
4.00%, 3/22/50		190,000	139,216
2.88%, 11/20/50		629,000	371,187
3.55%, 3/22/51		330,000	222,749
3.00%, 11/20/60		132,000	73,681
			9,582,005
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
2.35%, 5/06/25		30,000	27,681
4.40%, 2/14/26(f)		172,000	165,044
2.20%, 6/15/27	EUR	100,000	87,338
4.80%, 2/14/29		80,000	73,646
3.13%, 6/15/31	EUR	205,000	166,375
2.45%, 2/04/32		180,000	127,918
5.80%, 2/14/39		70,000	59,811
3.40%, 2/04/41		354,000	216,583
5.95%, 2/14/49		255,000	208,271
6.20%, 2/14/59		24,000	19,870
Philip Morris International, Inc.,
2.10%, 5/01/30		70,000	53,357
1.45%, 8/01/39	EUR	200,000	108,055
4.50%, 3/20/42		60,000	43,845
			1,357,794
Transportation & Logistics – 0.4%
American Airlines Pass Through Trust,
Series 2016-1, Class B, 5.25%, 1/15/24		85,280	82,262
Series 2017-1, Class B, 4.95%, 2/15/25		11,341	10,619
	Par (a)	Value
Transportation & Logistics (Continued)
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27	$ 12,458	$ 11,011
Series 2016-1, Class AA, 3.58%, 1/15/28	71,438	62,799
Series 2019-1, Class B, 3.85%, 2/15/28	61,002	49,494
Series 2016-2, Class AA, 3.20%, 6/15/28	22,260	18,552
Series 2016-3, Class AA, 3.00%, 10/15/28	106,878	91,391
Series 2017-1, Class AA, 3.65%, 2/15/29	19,078	16,923
Series 2019-1, Class AA, 3.15%, 2/15/32	64,832	53,050
Burlington Northern Santa Fe LLC,
3.30%, 9/15/51	189,000	128,976
4.45%, 1/15/53	55,000	46,149
CSX Corp.,
3.35%, 9/15/49	118,000	79,532
2.50%, 5/15/51(f)	59,000	33,620
4.50%, 11/15/52	13,000	10,593
Delta Air Lines Pass Through Trust,
Series 2019-1, Class AA, 3.20%, 10/25/25	137,000	131,344
Series 2015-1, Class AA, 3.63%, 7/30/27	52,147	47,216
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25(b)	220,000	214,376
4.75%, 10/20/28(b)	260,000	241,874
Norfolk Southern Corp.,
3.00%, 3/15/32(f)	105,000	86,937
3.05%, 5/15/50	210,000	132,584
3.16%, 5/15/55	94,000	57,553
Union Pacific Corp.,
2.15%, 2/05/27	120,000	106,965
2.40%, 2/05/30	220,000	182,816
3.95%, 8/15/59	104,000	75,554
3.84%, 3/20/60	328,000	234,340
3.75%, 2/05/70	238,000	159,034
United Airlines Pass Through Trust,
Series 2020-1, Class B, 4.88%, 1/15/26	49,530	45,968
Series 2014-1, Class A, 4.00%, 4/11/26	82,409	74,368
Series 2016-2, Class B, 3.65%, 4/07/27	2,287	1,990

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Transportation & Logistics (Continued)
United Airlines Pass Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/27	$351,721	$ 339,367
Series 2015-1, Class AA, 3.45%, 12/01/27	710	620
Series 2019-2, Class B, 3.50%, 5/01/28(f)	47,299	40,188
Series 2016-1, Class AA, 3.10%, 7/07/28	2,208	1,903
Series 2016-2, Class AA, 2.88%, 10/07/28	16,185	13,533
Series 2018-1, Class AA, 3.50%, 3/01/30	14,564	12,249
Series 2019-2, Class AA, 2.70%, 5/01/32	54,603	43,281
		2,939,031
Total Corporate Bonds (Cost $171,839,571)		144,148,611

Foreign Issuer Bonds – 6.3%
Argentina – 0.0%(e)
Genneia S.A., 8.75%, 9/02/27(b)	16,330	15,146
YPF S.A., 7.00%, 12/15/47(b)	28,000	14,622
		29,768
Australia – 0.2%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	160,000	146,413
Glencore Funding LLC,
4.13%, 3/12/24(b)	390,000	382,080
1.63%, 4/27/26(b)	238,000	204,422
4.00%, 3/27/27(b)	160,000	147,095
3.88%, 10/27/27(b)	70,000	63,002
2.50%, 9/01/30(b)(f)	196,000	150,794
		1,093,806
Belgium – 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/01/26(f)	300,000	287,330
4.70%, 2/01/36	145,000	131,059
4.90%, 2/01/46	200,000	171,535

Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	62,000	47,957
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 4/13/28	140,000	132,280
4.75%, 1/23/29	514,000	499,976
3.50%, 6/01/30(f)	50,000	44,692
	Par (a)	Value
Belgium (Continued)
Anheuser-Busch InBev Worldwide, Inc.,
4.35%, 6/01/40	$ 130,000	$ 108,678
4.60%, 4/15/48	30,000	24,731
5.55%, 1/23/49	260,000	244,861
4.50%, 6/01/50	430,000	351,008
		2,044,107
Brazil – 0.3%
Atento Luxco 1 S.A.,
8.00%, 2/10/26(b)	16,000	6,240
8.00%, 2/10/26	5,000	1,950

Gol Finance S.A., 7.00%, 1/31/25(b)	51,000	22,185
Klabin Austria GmbH, 3.20%, 1/12/31(b)(f)	200,000	150,895
Oi S.A., (100% Cash), 10.00%, 7/27/25(j)	26,000	6,761
Petrobras Global Finance B.V., 5.75%, 2/01/29	11,000	10,257
Suzano Austria GmbH,
6.00%, 1/15/29	1,150,000	1,096,525
3.13%, 1/15/32	45,000	33,187
Vale Overseas Ltd.,
6.25%, 8/10/26(f)	760,000	771,400
6.88%, 11/21/36	300,000	291,572
		2,390,972
Canada – 0.4%
Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.30%, 1/15/30(b)	14,314	11,913
Bank of Montreal,
1.85%, 5/01/25(f)	210,000	192,942
(5Y USD Swap Rate + 1.43%), 3.80%, 12/15/32(h)	40,000	34,296
Bank of Nova Scotia (The),
3.45%, 4/11/25	430,000	409,752
1.30%, 6/11/25	120,000	107,717
(5Y US Treasury CMT + 2.05%), 4.59%, 5/04/37(h)	140,000	115,030

Barrick North America Finance LLC, 5.75%, 5/01/43	190,000	177,705
Canadian Pacific Railway Co.,
2.45%, 12/02/31	670,000	531,534
3.00%, 12/02/41	150,000	103,954
Rogers Communications, Inc.,
3.80%, 3/15/32(b)	406,000	345,665

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Canada (Continued)
Rogers Communications, Inc.,
4.55%, 3/15/52(b)		$ 67,000	$ 51,761
Royal Bank of Canada,
1.15%, 6/10/25(f)		100,000	89,809
3.88%, 5/04/32(f)		340,000	293,752

Toronto-Dominion Bank (The), 1.15%, 6/12/25		110,000	98,533
			2,564,363
Chile – 0.1%
Chile Government International Bond, 3.10%, 1/22/61(f)		310,000	173,313
Corp. Nacional del Cobre de Chile,
3.63%, 8/01/27(b)		330,000	301,166
3.70%, 1/30/50(b)		660,000	421,179

Kenbourne Invest S.A., 6.88%, 11/26/24(b)		200,000	178,000
			1,073,658
China – 0.3%
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/01/25		80,000	74,033
4.30%, 6/18/29		393,000	353,640
3.40%, 5/01/30		300,000	249,002
2.50%, 5/11/31		462,000	347,464
2.65%, 2/15/32(f)		108,000	80,458
Prosus N.V.,
3.68%, 1/21/30(b)		600,000	441,556
4.03%, 8/03/50(b)		380,000	203,631

Sinopec Group Overseas Development 2014 Ltd., 4.38%, 4/10/24(b)		290,000	287,283
			2,037,067
Colombia – 0.3%
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		19,000	14,203
Colombia Government International Bond,
3.25%, 4/22/32		620,000	411,464
5.00%, 6/15/45		810,000	490,536
5.20%, 5/15/49(f)		460,000	278,895
Colombian TES,
7.00%, 3/26/31	COP	78,500,000	10,669
7.25%, 10/18/34	COP	137,000,000	17,374
Ecopetrol S.A.,
4.13%, 1/16/25(f)		37,000	34,115
6.88%, 4/29/30		120,000	98,748
5.88%, 5/28/45		1,220,000	742,760
	Par (a)	Value
Colombia (Continued)

Grupo Aval Ltd., 4.38%, 2/04/30(b)	$200,000	$ 138,688
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/29	200,000	148,941
		2,386,393
Denmark – 0.1%
Danske Bank A/S,
5.38%, 1/12/24(b)	200,000	197,095
1.23%, 6/22/24(b)	200,000	184,188
		381,283
France – 0.2%
BNP Paribas S.A.,
(3M USD LIBOR + 2.24%), 4.71%, 1/10/25(b)(h)	200,000	196,564
(SOFR + 2.07%), 2.22%, 6/09/26(b)(h)	600,000	536,531
(3M USD LIBOR + 2.57%), 5.20%, 1/10/30(b)(h)	300,000	272,554
(SOFR + 1.51%), 3.05%, 1/13/31(b)(h)	200,000	155,540

Credit Agricole S.A., (SOFR + 1.68%), 1.91%, 6/16/26(b)(h)	250,000	221,412
Danone S.A., 2.95%, 11/02/26(b)	200,000	182,743
		1,565,344
India – 0.1%
Export-Import Bank of India, 3.38%, 8/05/26(b)	200,000	181,633
Reliance Industries Ltd.,
2.88%, 1/12/32(b)	250,000	188,430
3.63%, 1/12/52(b)	450,000	264,144
		634,207
Indonesia – 0.2%
Indonesia Government International Bond,
2.85%, 2/14/30(f)	200,000	169,875
3.70%, 10/30/49	530,000	369,674
3.05%, 3/12/51	222,000	141,375

Pertamina Persero PT, 6.00%, 5/03/42(b)	280,000	238,572
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 5/21/28(b)	770,000	729,598
		1,649,094

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26		$ 550,000	$ 464,445
3.00%, 10/29/28		400,000	323,148
3.30%, 1/30/32		150,000	112,583
			900,176
Israel – 0.1%
Israel Government International Bond,
2.75%, 7/03/30		500,000	433,875
4.50%, 4/03/20(k)		220,000	166,302
			600,177
Japan – 0.2%
Mitsubishi UFJ Financial Group, Inc., (1Y US Treasury CMT + 1.13%), 3.84%, 4/17/26(h)		200,000	190,179
Nissan Motor Co. Ltd., 4.81%, 9/17/30(b)		338,000	269,962
Nomura Holdings, Inc., 2.61%, 7/14/31		293,000	212,548
Takeda Pharmaceutical Co. Ltd.,
5.00%, 11/26/28		403,000	388,930
2.05%, 3/31/30		200,000	157,909
2.00%, 7/09/40	EUR	110,000	77,910
			1,297,438
Kazakhstan – 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44		600,000	459,647
KazMunayGas National Co. JSC, 6.38%, 10/24/48(b)		420,000	301,375
			761,022
Kuwait – 0.1%
Equate Petrochemical B.V.,
4.25%, 11/03/26(b)		210,000	194,460
2.63%, 4/28/28(b)		450,000	370,688
			565,148
Macau – 0.2%
Sands China Ltd.,
5.63%, 8/08/25(f)		300,000	264,888
4.30%, 1/08/26		1,000,000	818,020
4.88%, 6/18/30		900,000	641,025
			1,723,933
		Par (a)	Value
Mexico – 0.6%
Banco Mercantil del Norte S.A., (10Y US Treasury CMT + 5.03%), 6.63%, 1/24/32(f)(g)(h)		$ 200,000	$ 150,000
Comision Federal de Electricidad, 3.88%, 7/26/33(b)		720,000	513,000
Grupo Posadas S.A.B. de C.V., 4.00%, 12/30/27(j)		13,234	9,563
Mexican Bonos, 8.50%, 11/18/38	MXN	2,100,000	93,478
Mexico Government International Bond,
2.66%, 5/24/31		368,000	284,884
4.75%, 3/08/44		1,750,000	1,326,659
4.50%, 1/31/50(f)		420,000	297,803
4.40%, 2/12/52		930,000	634,559
Orbia Advance Corp. S.A.B. de C.V.,
1.88%, 5/11/26(b)		280,000	233,800
2.88%, 5/11/31(b)		270,000	199,413
Petroleos Mexicanos,
4.88%, 1/18/24		19,000	18,477
7.19%, 9/12/24	MXN	403,000	18,535
6.88%, 8/04/26		11,000	10,178
8.75%, 6/02/29		66,000	58,806
6.70%, 2/16/32		31,000	23,444
5.63%, 1/23/46(f)		620,000	347,163
			4,219,762
Morocco – 0.0%(e)
OCP S.A., 4.50%, 10/22/25(b)		200,000	190,366
Netherlands – 0.3%
Cooperatieve Rabobank U.A.,
4.38%, 8/04/25		440,000	415,890
(1Y US Treasury CMT + 1.22%), 3.65%, 4/06/28(b)(h)		250,000	222,788
(1Y US Treasury CMT + 1.42%), 3.76%, 4/06/33(b)(h)		250,000	201,293
Shell International Finance B.V.,
3.50%, 11/13/23		170,000	167,615
2.88%, 5/10/26		140,000	130,319
3.88%, 11/13/28		180,000	168,114
2.38%, 11/07/29		200,000	168,622
2.75%, 4/06/30		150,000	128,293
4.38%, 5/11/45		150,000	124,057
4.00%, 5/10/46		80,000	62,825
3.25%, 4/06/50		160,000	109,953
			1,899,769

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Panama – 0.1%
Panama Government International Bond,
3.88%, 3/17/28		$ 200,000	$ 180,977
6.70%, 1/26/36		690,000	670,382
4.50%, 4/01/56		247,000	161,922
			1,013,281
Peru – 0.3%
Peruvian Government International Bond,
4.13%, 8/25/27(f)		137,000	128,787
5.63%, 11/18/50		110,000	100,631
3.55%, 3/10/51(f)		220,000	144,853
3.60%, 1/15/72		120,000	70,711
Petroleos del Peru S.A.,
4.75%, 6/19/32(b)		700,000	515,384
5.63%, 6/19/47(b)		200,000	128,286

Southern Copper Corp., 5.25%, 11/08/42		870,000	753,986
			1,842,638
Philippines – 0.0%(e)
Philippine Government International Bond, 3.20%, 7/06/46		267,000	176,185
Qatar – 0.0%(e)
Qatar Energy, 3.13%, 7/12/41(b)		200,000	141,760
Russia – 0.1%
Lukoil Capital DAC, 3.60%, 10/26/31(b)(l)		470,000	334,640
Russian Federal Bond - OFZ, 6.10%, 7/18/35(m)	RUB	6,245,000	50,322
			384,962
Saudi Arabia – 0.0%(e)
Gaci First Investment Co., 5.00%, 10/13/27		200,000	196,481
South Africa – 0.2%
Anglo American Capital PLC,
4.00%, 9/11/27(b)		400,000	360,837
3.88%, 3/16/29(b)		444,000	380,842
5.63%, 4/01/30(b)		725,000	684,213
			1,425,892
Spain – 0.1%
Banco Santander S.A., 2.75%, 5/28/25		800,000	725,642
Telefonica Emisiones S.A., 4.10%, 3/08/27		150,000	137,334
			862,976
	Par (a)	Value
Switzerland – 0.3%
Credit Suisse A.G.,
2.95%, 4/09/25	$ 250,000	$ 223,749
5.00%, 7/09/27	250,000	224,837
Credit Suisse Group A.G.,
(SOFR + 1.56%), 2.59%, 9/11/25(b)(h)	250,000	222,014
(SOFR + 3.73%), 4.19%, 4/01/31(b)(h)	250,000	193,063
(SOFR + 1.73%), 3.09%, 5/14/32(b)(h)	500,000	342,945
UBS Group A.G.,
(1Y US Treasury CMT + 1.55%), 4.49%, 5/12/26(b)(h)	250,000	237,367
4.25%, 3/23/28(b)	770,000	684,811
(1Y US Treasury CMT + 1.10%), 2.75%, 2/11/33(b)(h)	200,000	143,911
		2,272,697
Taiwan – 0.1%
TSMC Arizona Corp.,
2.50%, 10/25/31	1,020,000	792,226
4.25%, 4/22/32(f)	200,000	179,412
		971,638
United Arab Emirates – 0.1%
DP World Ltd., 5.63%, 9/25/48(b)	700,000	576,094
United Kingdom – 0.6%
BAE Systems PLC, 3.40%, 4/15/30(b)	271,000	232,342
Barclays PLC,
(1Y US Treasury CMT + 2.30%), 5.30%, 8/09/26(h)	200,000	190,394
(3M USD LIBOR + 1.90%), 4.97%, 5/16/29(h)	200,000	177,141
(3M USD LIBOR + 3.05%), 5.09%, 6/20/30(h)	200,000	168,114
BAT Capital Corp.,
3.56%, 8/15/27	420,000	365,653
2.26%, 3/25/28	100,000	79,246
4.54%, 8/15/47	190,000	122,723
5.28%, 4/02/50	38,000	27,134
HSBC Holdings PLC,
(SOFR + 1.93%), 2.10%, 6/04/26(h)	200,000	175,913
(3M USD LIBOR + 1.55%), 4.04%, 3/13/28(h)	240,000	210,170
(SOFR + 3.35%), 11/03/28(h)(n)	200,000	200,170
(3M USD LIBOR + 1.53%), 4.58%, 6/19/29(h)	287,000	249,228

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
United Kingdom (Continued)
HSBC Holdings PLC,
(3M USD LIBOR + 1.61%), 3.97%, 5/22/30(h)	$350,000	$ 288,506
Lloyds Banking Group PLC,
(3M USD LIBOR + 0.81%), 2.91%, 11/07/23(h)	270,000	269,876
4.38%, 3/22/28	290,000	257,969

Nationwide Building Society, (3M USD LIBOR + 1.39%), 4.36%, 8/01/24(b)(h)	200,000	196,466
Natwest Group PLC,
(3M USD LIBOR + 1.76%), 4.27%, 3/22/25(h)	400,000	385,676
(3M USD LIBOR + 1.91%), 5.08%, 1/27/30(h)	200,000	178,150
RELX Capital, Inc.,
4.00%, 3/18/29	272,000	247,127
3.00%, 5/22/30	33,000	27,515

Reynolds American, Inc., 5.85%, 8/15/45	108,000	84,814
Vodafone Group PLC, 4.38%, 5/30/28	130,000	122,333
		4,256,660
Uruguay – 0.2%
Uruguay Government International Bond,
4.38%, 1/23/31	170,000	161,742
5.75%, 10/28/34	480,000	488,664
5.10%, 6/18/50	617,641	551,689
		1,202,095
Total Foreign Issuer Bonds (Cost $55,914,426)		45,331,212

Mortgage-Backed Securities – 31.3%
Commercial Mortgage-Backed Securities – 2.3%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(d)	740,000	562,043
AREIT Trust, Series 2022-CRE6, Class A, (30D Average SOFR + 1.25%, 1.25% Floor), 4.14%, 1/16/37(b)(c)	798,576	757,647
BANK,
Series 2017-BNK5, Class A4, 3.13%, 6/15/60	330,000	295,223
Series 2017-BNK7, Class A5, 3.44%, 9/15/60	100,000	90,069
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
BANK,
Series 2019-BN19, Class C, 4.03%, 8/15/61(d)	$ 280,000	$217,995
Series 2018-BN13, Class A5, 4.22%, 8/15/61	480,000	443,407

Bayview Commercial Asset Trust, Series 2006-1A, Class A1, (1M USD LIBOR + 0.41%), 3.99%, 4/25/36(b)(c)	271,938	240,695
Benchmark Mortgage Trust,
Series 2020-IG1, Class AS, 2.91%, 9/15/43	720,000	568,130
Series 2018-B2, Class A5, 3.88%, 2/15/51	390,000	356,181
Series 2019-B9, Class XA, 1.03%, 3/15/52(d)	1,739,439	83,568
Series 2021-B25, Class XA, 1.10%, 4/15/54(d)	6,731,510	425,717
Series 2021-B27, Class XA, 1.27%, 7/15/54(d)	5,244,724	373,452
Series 2019-B10, Class A4, 3.72%, 3/15/62	500,000	445,548

BHMS, Series 2018-ATLS, Class A, (1M USD LIBOR + 1.25%, 1.25% Floor), 4.66%, 7/15/35(b)(c)	190,000	182,730
BX Commercial Mortgage Trust,
Series 2021-SOAR, Class A, (1M USD LIBOR + 0.67%, 0.67% Floor), 4.08%, 6/15/38(b)(c)	664,963	630,831
Series 2021-XL2, Class A, (1M USD LIBOR + 0.69%, 0.69% Floor), 4.10%, 10/15/38(b)(c)	982,318	929,116

BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(b)(d)	370,000	299,537
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1M USD LIBOR + 1.75%, 1.75% Floor), 5.16%, 12/15/37(b)(c)	100,000	95,498
CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(d)	100,000	83,526

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class D, 4.74%, 1/10/36(b)(d)	$ 500,000	$477,821
Series 2019-SMRT, Class E, 4.74%, 1/10/36(b)(d)	500,000	473,322
Series 2014-GC23, Class B, 4.18%, 7/10/47	240,000	227,530
Series 2016-C1, Class D, 4.94%, 5/10/49(b)(d)	250,000	206,565
Series 2016-P6, Class A4, 3.46%, 12/10/49	88,681	82,000
Series 2017-C4, Class A4, 3.47%, 10/12/50	420,000	377,672

Commercial Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46(b)	290,000	218,514
CSMC, Series 2022-NWPT, Class A, (1M CME Term SOFR + 3.14%, 3.14% Floor), 6.52%, 9/09/24(b)(c)	100,000	98,602
CSMC OA LLC, Series 2014-USA, Class B, 4.18%, 9/15/37(b)	530,000	452,478
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(b)(d)	13,942,489	190,824
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A, (1M USD LIBOR + 1.15%, 1.15% Floor), 4.56%, 5/15/26(b)(c)	700,000	649,410
Series 2020-DUNE, Class A, (1M USD LIBOR + 1.10%, 1.10% Floor), 4.51%, 12/15/36(b)(c)	960,000	938,677

GS Mortgage Securities Trust, Series 2017-GS8, Class A4, 3.47%, 11/10/50	240,000	215,899
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NXSS, Class A, (1M CME Term SOFR + 2.18%, 2.18% Floor), 5.55%, 8/15/39(b)(c)	120,000	118,503
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-MKST, Class D, (1M USD LIBOR + 1.50%, 1.50% Floor), 4.91%, 12/15/36(b)(c)	$ 710,000	$636,687
Series 2017-JP6, Class A5, 3.49%, 7/15/50	235,000	213,603

LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.14%, 4/20/48(b)(d)	50,090	47,799
Morgan Stanley Capital I Trust,
Series 2019-BPR, Class A, (1M USD LIBOR + 1.65%, 1.40% Floor), 5.06%, 5/15/36(b)(c)	359,483	344,112
Series 2019-L2, Class XA, 1.00%, 3/15/52(d)	2,508,892	121,327

OPG Trust, Series 2021-PORT, Class A, (1M USD LIBOR + 0.48%, 0.48% Floor), 3.90%, 10/15/36(b)(c)	575,714	542,610
PFP Ltd., Series 2022-9, Class A, (1M CME Term SOFR + 2.27%, 2.27% Floor), 5.65%, 8/19/35(b)(c)	120,000	117,683
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1M USD LIBOR + 1.15%, 1.15% Floor), 4.56%, 5/15/38(b)(c)	200,000	185,975
SMRT, Series 2022-MINI, Class A, (1M CME Term SOFR + 1.00%, 1.00% Floor), 4.38%, 1/15/39(b)(c)	310,000	293,755
Soho Trust, Series 2021-SOHO, Class A, 2.70%, 8/10/38(b)(d)	846,000	664,547
SREIT Trust, Series 2021-MFP, Class A, (1M USD LIBOR + 0.73%, 0.73% Floor), 4.14%, 11/15/38(b)(c)	800,000	759,298
VASA Trust, Series 2021-VASA, Class A, (1M USD LIBOR + 0.90%, 0.90% Floor), 4.31%, 7/15/39(b)(c)	410,000	379,473

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class B, 2.97%, 8/15/49	$ 300,000	$ 241,724
Series 2017-C38, Class A5, 3.45%, 7/15/50	315,000	284,316
		16,641,639
Federal Home Loan Mortgage Corporation – 5.2%
Multiclass Certificates, Series 2020-RR07, Class BX, 2.61%, 10/27/28	4,160,000	475,842
Multifamily Structured Pass Through Certificates,
Series K736, Class X1, 1.29%, 7/25/26(d)	971,271	36,440
Series K095, Class XAM, 1.24%, 6/25/29(d)	500,000	33,921
Series K-1517, Class X1, 1.33%, 7/25/35(d)	234,911	24,613
Pool,
3.50%, 1/01/34 - 5/01/52	803,148	732,327
2.00%, 2/01/36 - 2/01/52	10,676,301	8,557,782
3.00%, 9/01/37 - 8/01/52	9,754,993	8,402,169
1.50%, 10/01/41 - 10/01/50	375,254	281,618
2.50%, 4/01/42 - 4/01/52	14,744,128	12,199,654
4.00%, 1/01/45 - 7/01/52	2,048,623	1,907,560
(1Y USD LIBOR + 1.62%, 1.62% Floor, 7.88% Cap), 2.88%, 11/01/47(c)	190,369	182,887
(1Y USD LIBOR + 1.63%, 1.63% Floor, 8.01% Cap), 3.01%, 11/01/48(c)	688,569	644,803
4.50%, 1/01/49 - 1/01/51	1,554,905	1,491,645
5.00%, 11/01/49 - 7/01/52	158,728	154,094
(1Y USD LIBOR + 1.62%, 1.62% Floor, 8.09% Cap), 3.09%, 2/01/50(c)	335,340	319,518
12/01/50 (n)	489,812	406,475
Real Estate Mortgage Investment Conduits,
Series 2019-RR01, Class X, 1.53%, 6/25/28	2,500,000	172,828
Series 5100, Class MI, 3.50%, 9/25/48	160,206	30,250
Series 5148, Class BI, 2.50%, 1/25/49	843,123	121,135
Series 5140, Class NI, 2.50%, 5/25/49	370,661	51,346
	Par (a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 5148, Class CI, 2.00%, 6/25/49	$470,121	$ 53,585
Series 4940, Class PI, 4.00%, 7/25/49	34,005	5,337
Series 4995, Class BI, 4.50%, 6/25/50	39,541	8,067
Series 5010, Class IK, 2.50%, 9/25/50	69,970	10,403
Series 5010, Class JI, 2.50%, 9/25/50	332,317	51,360
Series 5013, Class IN, 2.50%, 9/25/50	86,627	13,550
Series 5129, Class IO, 3.00%, 9/25/50	102,587	15,517
Series 5014, Class DI, 4.00%, 9/25/50	47,502	9,327
Series 5018, Class MI, 2.00%, 10/25/50	262,191	35,723
Series 5018, Class CI, 4.50%, 10/25/50	43,284	9,445
Series 5040, Class IB, 2.50%, 11/25/50	75,536	11,177
Series 5052, Class KI, 4.00%, 12/25/50	140,481	26,330
Series 5059, Class IB, 2.50%, 1/25/51	353,705	56,762
Series 5069, Class MI, 2.50%, 2/25/51	81,190	12,070
Series 5112, Class KI, 3.50%, 6/25/51	451,480	80,701
Series 5139, Class IG, 3.00%, 9/25/51	297,338	46,831
Series 5142, Class IP, 3.00%, 9/25/51	79,532	13,017
Series 5142, Class PI, 3.00%, 9/25/51	83,679	13,680
Series 5145, Class HI, 3.00%, 9/25/51	81,763	12,577
Series 5155, Class JI, 3.00%, 10/25/51	81,937	12,760
Series 5155, Class NI, 3.00%, 10/25/51	167,452	22,510
Series 5152, Class EI, 3.50%, 10/25/51	258,207	48,074
Series 5167, Class MI, 3.00%, 11/25/51	88,608	11,930
Series 5164, Class IB, 3.00%, 11/25/51	78,713	12,428
Series 5230, Class PE, 2.00%, 12/25/51	300,000	228,827
Series 5196, Class DI, 3.00%, 2/25/52	200,747	32,023

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 5224, Class HL, 4.00%, 4/25/52	$ 500,000	$ 440,351

Strips, Series 334, Class S7, (6.10% - 1M USD LIBOR, 6.10% Cap), 2.69%, 8/15/44(c)	22,322	2,148
		37,523,417
Federal Home Loan Mortgage Corporation Gold – 0.6%
Pool,
3.00%, 10/01/32 - 9/01/48	626,274	578,679
3.50%, 6/01/46 - 4/01/49	2,503,110	2,248,179
4.50%, 4/01/47 - 4/01/49	630,055	603,756
4.00%, 6/01/48	715,031	665,867
5.00%, 11/01/48	31,961	31,410
		4,127,891
Federal National Mortgage Association – 9.8%
Alternative Credit Enhancement Securities,
Series 2019-M6, Class A2, 3.45%, 1/01/29	63,437	59,482
Series 2019-M23, Class 3A3, 2.72%, 10/25/31	91,742	78,516
Series 2020-M36, Class X1, 1.49%, 9/25/34(d)	554,049	44,631
Series 2013-M6, Class 1AC, 3.35%, 2/25/43(d)	49,233	45,420
Interest Strip,
Series 409, Class C18, 4.00%, 4/25/42	8,523	1,452
Series 427, Class C71, 3.00%, 10/25/49	500,000	81,250
Series 427, Class C77, 2.50%, 9/25/51	600,000	88,125
Pool,
3.00%, 9/01/28 - 12/01/54	11,039,574	9,669,417
3.16%, 5/01/29	57,278	51,884
2.93%, 6/01/30	19,112	16,924
1/12/32 - 6/21/52(n)	527,469	505,757
2.15%, 2/01/32	19,934	15,944
3.84%, 7/01/32	100,000	91,924
3.90%, 10/01/32	400,000	366,939
4.41%, 10/01/32	100,000	96,678
	Par (a)	Value
Federal National Mortgage Association (Continued)
Pool,
2.50%, 12/01/33 - 9/01/61	$25,704,905	$21,433,735
3.50%, 1/01/34 - 5/01/52	5,355,765	4,819,194
2.00%, 3/01/37 - 3/01/52	16,402,379	13,104,729
6.00%, 7/01/41	32,521	33,660
1.50%, 11/01/41 - 3/01/51	4,825,908	3,744,183
4.50%, 11/01/43 - 1/01/59	4,994,988	4,781,490
4.00%, 7/01/44 - 7/01/52	6,670,094	6,160,965
5.00%, 8/01/48 - 9/01/49	1,168,784	1,148,189
3.50%, 1/01/51(o)	2,237,302	1,995,769
Real Estate Mortgage Investment Conduits,
Series 2013-54, Class BS, (6.15% - 1M USD LIBOR, 6.15% Cap), 2.56%, 6/25/43(c)	19,608	1,931
Series 2015-65, Class CZ, 3.50%, 9/25/45	256,925	212,416
Series 2021-69, Class IJ, 2.50%, 1/25/49	858,098	125,729
Series 2021-61, Class KI, 2.50%, 4/25/49	551,303	82,584
Series 2020-32, Class PI, 4.00%, 5/25/50	94,630	18,994
Series 2020-47, Class GZ, 2.00%, 7/25/50	209,546	117,045
Series 2020-56, Class AQ, 2.00%, 8/25/50	700,000	539,399
Series 2020-56, Class DI, 2.50%, 8/25/50	160,774	25,439
Series 2020-74, Class EI, 2.50%, 10/25/50	79,619	13,502
Series 2020-77, Class HI, 4.00%, 11/25/50	296,481	58,397
Series 2020-80, Class EI, 4.00%, 11/25/50	59,687	11,850
Series 2020-89, Class DI, 2.50%, 12/25/50	237,422	35,108
Series 2020-97, Class AI, 2.00%, 1/25/51	454,471	59,106
Series 2020-101, Class AI, 3.50%, 1/25/51	149,005	26,756
Series 2021-3, Class QI, 2.50%, 2/25/51	752,112	114,151
Series 2021-1, Class IG, 2.50%, 2/25/51	174,963	29,664
Series 2021-31, Class IB, 4.00%, 6/25/51	130,878	25,969
Series 2021-50, Class IO, 4.00%, 8/25/51	287,839	54,998
		69,989,295

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Government National Mortgage Association – 3.8%
Pool, 11/01/50 - 1/01/53(n)	$24,858,771	$22,120,020
Series 2013-107, Class AD, 2.85%, 11/16/47(d)	78,303	71,290
Series 2014-17, Class AM, 3.54%, 6/16/48(d)	8,286	7,909
Series 2014-H20, Class FA, (1M USD LIBOR + 0.43%, 0.43% Floor), 3.06%, 10/20/64(c)	171,767	169,320
Series 2020-103, Class AD, 1.45%, 1/16/63	599,413	476,391
Series 2020-123, Class IL, 2.50%, 8/20/50	80,744	11,807
Series 2020-123, Class NI, 2.50%, 8/20/50	163,518	22,704
Series 2020-127, Class IN, 2.50%, 8/20/50	80,938	11,904
Series 2020-129, Class IE, 2.50%, 9/20/50	84,004	12,510
Series 2020-144, Class IO, 2.50%, 9/20/50	148,118	19,518
Series 2020-146, Class DI, 2.50%, 10/20/50	77,223	9,919
Series 2020-151, Class MI, 2.50%, 10/20/50	465,470	61,433
Series 2020-160, Class IH, 2.50%, 10/20/50	85,541	12,679
Series 2020-160, Class VI, 2.50%, 10/20/50	83,407	11,729
Series 2020-160, Class YI, 2.50%, 10/20/50	254,171	34,764
Series 2020-181, Class WI, 2.00%, 12/20/50	404,006	44,663
Series 2020-185, Class MI, 2.50%, 12/20/50	80,191	10,913
Series 2020-190, Class IO, 1.03%, 11/16/62(d)	3,199,576	238,984
Series 2020-47, Class MI, 3.50%, 4/20/50	277,168	44,887
Series 2020-47, Class NI, 3.50%, 4/20/50	75,619	11,723
Series 2020-H04, Class FP, (1M USD LIBOR + 0.50%, 0.50% Floor), 3.13%, 6/20/69(c)	189,458	185,473
Series 2020-H09, Class FL, (1M USD LIBOR + 1.15%, 1.15% Floor), 2.88%, 5/20/70(c)	128,901	126,099
Series 2020-H13, Class FA, (1M USD LIBOR + 0.45%, 0.45% Floor, 7.50% Cap), 2.97%, 7/20/70(c)	729,725	696,609
	Par (a)	Value
Government National Mortgage Association (Continued)
Series 2020-H13, Class FM, (1M USD LIBOR + 0.40%, 0.40% Floor, 11.00% Cap), 3.03%, 8/20/70(c)	$ 176,174	$ 173,851
Series 2021-14, Class AB, 1.34%, 6/16/63	298,829	229,957
Series 2021-15, Class GI, 3.50%, 1/20/51	77,326	13,430
Series 2021-161, Class IB, 4.00%, 9/20/51	69,280	10,978
Series 2021-176, Class IA, 3.50%, 10/20/51	73,199	10,212
Series 2021-199, Class KI, 3.50%, 11/20/51	78,090	12,287
Series 2021-209, Class TJ, 3.50%, 11/20/51	74,280	11,197
Series 2021-21, Class AH, 1.40%, 6/16/63	452,026	343,690
Series 2021-214, Class AI, 4.00%, 12/20/51	105,093	17,215
Series 2021-215, Class LI, 3.00%, 12/20/51	89,791	11,119
Series 2021-221, Class AI, 3.50%, 12/20/51	151,523	20,651
Series 2021-221, Class CI, 3.00%, 12/20/51	79,707	11,002
Series 2021-29, Class TI, 2.50%, 2/20/51	475,493	81,611
Series 2021-5, Class IO, 1.11%, 1/16/61(d)	3,366,628	257,517
Series 2021-78, Class IC, 4.00%, 5/20/51	69,697	11,331
Series 2021-96, Class VI, 2.50%, 6/20/51	1,676,637	251,563
Series 2022-139, Class AL, 4.00%, 7/20/51	200,000	181,501
Series 2022-3, Class IO, 0.64%, 2/16/61(d)	98,635	5,382
Series 2022-4, Class Z, 1.90%, 3/16/64	202,868	102,043
Series 2022-63, Class LM, 3.50%, 10/20/50	400,000	331,060
Series 2022-82, Class Z, 2.00%, 2/16/64	907,528	573,918
		27,074,763
Government National Mortgage Association I – 0.0%(e)
Pool,
3.00%, 9/15/42 - 10/15/42	179,296	160,737
3.50%, 6/15/48 - 5/15/50	113,577	104,161
		264,898

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Government National Mortgage Association II – 2.3%
Pool,
3.50%, 3/20/45 - 7/20/52	$ 2,470,676	$ 2,227,534
3.00%, 8/20/46 - 4/20/52	5,150,545	4,489,733
4.00%, 8/20/46 - 5/20/50	1,572,809	1,471,454
4.50%, 4/20/47 - 8/20/50	1,171,291	1,126,516
2.50%, 10/20/49 - 7/20/52	5,778,165	4,912,950
2.00%, 8/20/50 - 3/20/51	3,070,828	2,534,266
		16,762,453
Uniform Mortgage-Backed Securities – 5.1%
Pool, 11/01/37 - 1/01/53(n)	42,342,009	36,627,695
Whole Loan – 2.2%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1, (1M USD LIBOR + 0.54%, 0.54% Floor, 11.00% Cap), 4.13%, 11/25/35(c)	102,878	100,164
Angel Oak Mortgage Trust, Series 2022-3, Class A1, 4.00%, 1/10/67(b)	755,566	687,542
Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.75%, 2/25/46(b)	134,407	112,421
CIM Trust, Series 2021-R6, Class A1, 1.43%, 7/25/61(b)	278,029	242,613
COLT Mortgage Loan Trust, Series 2022-2, Class A1, (Step to 3.99% on 3/25/26), 2.99%, 2/25/67(b)(p)	174,131	146,322
CSMC,
Series 2019-NQM1, Class A2, (Step to 3.86% on 12/25/23), 2.86%, 10/25/59(b)(p)	285,622	270,607
Series 2021-NQM2, Class A3, 1.54%, 2/25/66(b)	89,744	75,608
Series 2021-NQM6, Class A3, 1.59%, 7/25/66(b)	659,229	495,878
Series 2021-NQM7, Class A1, 1.76%, 10/25/66(b)	155,020	122,188
Series 2022-NQM1, Class A1, 2.27%, 11/25/66(b)(d)	700,262	571,758
CSMC Trust,
Series 2021-RPL2, Class A1, 2.00%, 1/25/60(b)	125,526	106,100
	Par (a)	Value
Whole Loan (Continued)
CSMC Trust,
Series 2021-RPL3, Class A1, 2.00%, 1/25/60(b)	$131,905	$113,473
Series 2021-RPL6, Class A1, 2.00%, 10/25/60(b)	157,555	136,344
Series 2021-RPL4, Class A1, 1.80%, 12/27/60(b)(d)	161,022	148,910

Deephaven Residential Mortgage Trust, Series 2022-1, Class A1, 2.21%, 1/25/67(b)	418,574	359,990
Ellington Financial Mortgage Trust,
Series 2021-2, Class A1, 0.93%, 6/25/66(b)	323,986	249,183
Series 2022-1, Class A1, 2.21%, 1/25/67(b)	190,687	150,909

FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, (30D Average SOFR + 2.30%), 5.30%, 8/25/33(b)(c)	190,000	180,775
FNMA Connecticut Avenue Securities,
Series 2014-C04, Class 1M2, (1M USD LIBOR + 4.90%), 8.49%, 11/25/24(c)	75,334	77,416
Series 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 9.59%, 9/25/28(c)	166,350	171,876
Series 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 8.89%, 10/25/28(c)	183,855	189,513
Freddie Mac STACR REMIC Trust,
Series 2021-DNA6, Class M2, (30D Average SOFR + 1.50%), 4.50%, 10/25/41(b)(c)	580,000	532,307
Series 2022-DNA2, Class M1A, (30D Average SOFR + 1.30%), 4.30%, 2/25/42(b)(c)	533,077	521,429
Series 2022-DNA3, Class M1B, (30D Average SOFR + 2.90%), 5.90%, 4/25/42(b)(c)	550,000	510,125
Series 2022-DNA4, Class M1A, (30D Average SOFR + 2.20%), 5.20%, 5/25/42(b)(c)	231,928	229,319

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Whole Loan (Continued)
Freddie Mac STACR REMIC Trust,
Series 2022-DNA2, Class M1B, (30D Average SOFR + 2.40%), 5.40%, 2/25/42(b)(c)	$200,000	$184,000

GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	138,977	167,230
HarborView Mortgage Loan Trust,
Series 2005-9, Cllass 2A1B, (1M USD LIBOR + 0.74%, 0.74% Floor, 11.00% Cap), 4.23%, 6/20/35(c)	145,225	130,204
Series 2005-9, Cllass 2A1C, (1M USD LIBOR + 0.90%, 0.90% Floor, 11.00% Cap), 4.39%, 6/20/35(c)	535,341	477,213

Impac CMB Trust, Series 2007-A, Class A, (1M USD LIBOR + 0.50%, 0.50% Floor, 11.50% Cap), 4.09%, 5/25/37(b)(c)	183,001	170,157
Legacy Mortgage Asset Trust,
Series 2021-GS2, Class A1, (Step to 4.75% on 5/25/24), 1.75%, 4/25/61(b)(p)	293,623	271,389
Series 2021-GS5, Class A1, (Step to 5.25% on 12/25/24), 2.25%, 7/25/67(b)(p)	176,682	160,739
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37	616,221	159,357
Series 2007-2, Class A2, 6.25%, 1/25/38	344,706	189,810

Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.94%, 2/25/34(d)	230,130	215,165
Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69(b)	302,079	280,612
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, (12MTA + 1.09%, 1.09% Floor), 3.55%, 12/26/46(b)(c)	54,200	53,975
	Par (a)	Value
Whole Loan (Continued)

Mortgage Repurchase Agreement Financing Trust II, Series 2022-S1, Class A1, (30D Average SOFR + 2.00%, 2.00% Floor), 4.64%, 3/30/25(b)(c)	$510,000	$500,671
New Residential Mortgage Loan Trust,
Series 2015-2A, Class A1, 3.75%, 8/25/55(b)	229,453	210,150
Series 2021-NQM3, Class A1, 1.16%, 11/27/56(b)	179,594	144,214
Series 2017-2A, Class B2, 4.75%, 3/25/57(b)	257,807	237,098
Series 2018-RPL1, Class M2, 3.50%, 12/25/57(b)	280,000	219,854
Series 2018-3A, Class A1, 4.50%, 5/25/58(b)(d)	654,397	614,715
Series 2019-NQM4, Class A1, 2.49%, 9/25/59(b)	99,513	89,656
Series 2019-6A, Class A1B, 3.50%, 9/25/59(b)(d)	602,523	555,577
Series 2019-6A, Class B3C, 3.75%, 9/25/59(b)(d)	554,360	473,541
Series 2022-NQM4, Class A1, (Step to 5.03% on 7/25/26), 5.00%, 6/25/62(b)(p)	240,223	231,023
OBX Trust,
Series 2021-NQM2, Class A1, 1.10%, 5/25/61(b)	543,985	418,860
Series 2021-NQM3, Class A1, 1.05%, 7/25/61(b)	181,898	135,017
Series 2022-NQM1, Class A1, 2.31%, 11/25/61(b)	701,265	557,980

PRKCM Trust, Series 2021-AFC2, Class A1, 2.07%, 11/25/56(b)	190,165	151,403
Residential Mortgage Loan Trust,
Series 2019-2, Class A1, 2.91%, 5/25/59(b)	48,615	47,579
Series 2020-2, Class A1, 1.65%, 5/25/60(b)	74,600	73,153

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Whole Loan (Continued)
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 3/27/62(b)(d)	$755,263	$ 651,781
Series 2022-2, Class A1, (Step to 5.37% on 8/25/26), 5.35%, 9/25/67(b)(p)	754,020	726,953

Thornburg Mortgage Securities Trust, Series 2004-2, Class A4, (1M USD LIBOR + 0.68%, 0.34% Floor, 11.50% Cap), 4.27%, 6/25/44(c)	271,637	243,584
Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, 9/25/62(b)	558,121	515,841
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.98%, 2/25/38(b)(d)	172,833	47,752
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 2.25%, 10/25/46(c)	280,874	233,861
		16,042,884
Total Mortgage-Backed Securities (Cost $248,299,858)		225,054,935

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	150,000	175,729
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	215,000	193,652
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	75,660
7.55%, 4/01/39	20,000	23,944

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	49,182
	Par (a)	Value
California (Continued)

Los Angeles Unified School District GO Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/01/34	$215,000	$232,383
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(q)	25,000	19,467
		770,017
Georgia – 0.0%(e)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	40,000	40,278
Illinois – 0.1%
Illinois State Taxable GO Unlimited Pension Bonds, 5.10%, 6/01/33	380,000	355,108
New Jersey – 0.0%(e)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	66,000	77,533
New York – 0.0%(e)
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 5.87%, 11/15/39	45,000	42,106
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	31,086
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	25,000	26,198
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	28,813
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	35,000	35,288

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
New York (Continued)
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	$ 55,000	$ 49,912
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	55,242
		268,645
Ohio – 0.0%(e)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	75,000	92,667
Texas – 0.0%(e)
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	75,000	76,628
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	115,000	116,189
		192,817
Washington – 0.1%
Seattle Municipal Light & Power Improvement Revenue Bonds, 5.00%, 4/01/44	275,000	285,493
Total Municipal Bonds (Cost $2,592,980)		2,082,558

Term Loans – 0.2%(c)
Apparel & Textile Products – 0.0%(e)
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (1M USD LIBOR + 3.25%, 0.50% Floor), 7.00%, 11/24/28	28,783	27,847
Tory Burch LLC, Initial Term B Loan, (1M USD LIBOR + 3.00%, 0.50% Floor), 6.75%, 4/16/28	69,125	63,055
		90,902
	Par (a)	Value
Chemicals – 0.1%
Bakelite US Holdco, Inc., Initial Loan, (3M USD CME Term SOFR + 4.00%, 0.50% Floor), 7.67%, 5/29/29	$127,680	$118,184
LSF11 A5 Holdco LLC, Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.34%, 10/15/28	99,500	94,567
		212,751
Commercial Support Services – 0.0%(e)
AEA International Holdings (Luxembourg) S.a.r.l., Initial Term Loan, (3M USD LIBOR + 3.75%, 0.50% Floor), 7.44%, 9/07/28	74,338	72,852
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (1M USD LIBOR + 3.75%, 0.50% Floor), 7.50%, 5/12/28	67,320	60,967
		133,819
Construction Materials – 0.0%(e)
CP Iris Holdco I, Inc., Delayed Draw Term Loan,
(1M USD LIBOR + 3.50%, 0.50% Floor), 7.13%, 10/02/28	331	294
10/02/28 (r)	3,148	2,794

CP Iris Holdco I, Inc., Initial Term Loan, (1M USD LIBOR + 3.50%, 0.50% Floor), 7.25%, 10/02/28	17,313	15,365
		18,453
Containers & Packaging – 0.0%(e)
Valcour Packaging LLC, Initial Term Loan, (3M USD LIBOR + 3.75%, 0.50% Floor), 7.98%, 10/04/28	14,925	13,358
Food – 0.0%(e)
BCPE North Star US Holdco 2, Inc., Initial Term Loan,
(3M USD LIBOR + 4.00%, 0.75% Floor), 7.67%, 6/09/28	77,495	71,683
(2M USD LIBOR + 4.00%, 0.75% Floor), 8.37%, 6/09/28	6,866	6,351
		78,034

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Home & Office Products – 0.0%(e)
SWF Holdings I Corp., Initial Term Loan, (3M USD LIBOR + 4.00%, 0.75% Floor), 7.60%, 10/06/28	$ 38,805	$ 30,037
Leisure Facilities & Services – 0.1%
Bally's Corp., Term B Facility Loan, (1M USD LIBOR + 3.25%, 0.50% Floor), 6.55%, 10/02/28	161,777	150,110
Herschend Entertainment Co. LLC, Initial Term Loan, (1M USD LIBOR + 3.75%, 0.50% Floor), 7.56%, 8/27/28	37,620	37,197
		187,307
Oil & Gas Producers – 0.0%(e)
Southwestern Energy Co., Initial Loan, (3M USD CME Term SOFR + 2.50%, 0.50% Floor), 6.20%, 6/22/27	74,438	73,182
Publishing & Broadcasting – 0.0%(e)
Gray Television, Inc., Term D Loan, (1M USD LIBOR + 3.00%), 6.13%, 12/01/28	110,167	108,447
Retail - Discretionary – 0.0%(e)
Foundation Building Materials, Inc., Initial Term Loan,
(3M USD LIBOR + 3.25%, 0.50% Floor), 7.66%, 1/31/28	114,260	103,564
(1M USD LIBOR + 3.25%, 0.50% Floor), 7.00%, 1/31/28	290	263
		103,827
Software – 0.0%(e)
ConnectWise LLC, Initial Term Loan, (3M USD LIBOR + 3.50%, 0.50% Floor), 7.17%, 9/29/28	78,408	73,866
Total Term Loans (Cost $1,196,879)		1,123,983

U.S. Government Obligations – 11.2%
U.S. Treasury Bonds – 6.7%
4.25%, 5/15/39	51,000	50,771
4.50%, 8/15/39	51,000	52,349
4.38%, 11/15/39(f)	51,000	51,408
4.63%, 2/15/40	370,000	384,612
	Par (a)	Value
U.S. Treasury Bonds (Continued)
1.13%, 5/15/40	$ 1,108,000	$ 661,381
3.88%, 8/15/40	370,000	347,612
1.13%, 8/15/40	1,108,000	655,754
4.25%, 11/15/40	370,000	365,129
1.38%, 11/15/40	4,308,000	2,661,368
1.88%, 2/15/41	3,750,000	2,535,059
2.25%, 5/15/41	1,130,000	814,792
1.75%, 8/15/41(o)	2,570,000	1,677,327
2.00%, 11/15/41	1,060,000	722,622
2.75%, 8/15/42	2,960,000	2,288,334
3.13%, 2/15/43	198,000	162,290
2.88%, 5/15/43	198,000	155,206
3.63%, 8/15/43	198,000	175,609
3.75%, 11/15/43	198,000	178,765
2.50%, 2/15/45(o)	3,341,000	2,404,345
2.88%, 11/15/46	193,000	148,452
2.75%, 11/15/47(o)	3,341,000	2,506,794
3.00%, 2/15/48(o)	2,788,000	2,201,540
1.63%, 11/15/50	8,620,000	4,929,562
1.88%, 2/15/51	22,130,000	13,548,574
2.38%, 5/15/51	6,950,000	4,812,603
2.00%, 8/15/51	3,240,000	2,041,073
1.88%, 11/15/51	1,159,000	705,994
2.25%, 2/15/52	3,000	2,012
2.88%, 5/15/52	235,000	182,382
3.00%, 8/15/52	874,000	699,883
		48,123,602
U.S. Treasury Notes – 4.5%
2.50%, 4/30/24	142,000	137,618
2.13%, 7/31/24	392,000	375,723
1.75%, 7/31/24	662,000	630,426
3.00%, 7/31/24	314,000	305,623
3.25%, 8/31/24(f)	595,000	581,427
1.50%, 9/30/24	384,000	362,865
4.25%, 9/30/24(f)	185,000	184,061
1.75%, 12/31/24(o)	6,696,000	6,326,935
2.00%, 2/15/25	487,000	460,767
1.50%, 2/15/25	63,000	58,907
0.50%, 3/31/25	1,540,000	1,403,806
0.38%, 4/30/25	7,349,000	6,654,290
2.13%, 5/15/25	420,000	396,375
3.00%, 7/15/25	154,000	148,321
3.13%, 8/15/25	213,000	205,661
3.50%, 9/15/25	528,000	514,717
4.25%, 10/15/25	344,000	342,172
0.38%, 11/30/25	1,286,000	1,137,055
0.38%, 12/31/25	1,286,000	1,134,393
0.75%, 5/31/26	346,000	304,493
1.50%, 8/15/26	558,000	502,156
2.00%, 11/15/26	1,555,000	1,420,152

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
U.S. Treasury Notes (Continued)
1.88%, 2/28/27	$ 3,000	$ 2,714
0.63%, 3/31/27	621,000	530,057
0.50%, 4/30/27	621,000	525,618
2.38%, 5/15/27	614,000	565,384
0.50%, 5/31/27	484,000	408,375
3.25%, 6/30/27	60,000	57,408
2.75%, 7/31/27	79,000	73,846
2.25%, 8/15/27(o)	2,561,000	2,337,313
3.13%, 8/31/27	5,000	4,759
1.25%, 3/31/28	558,000	477,003
1.25%, 4/30/28	443,000	377,882
2.88%, 8/15/28(o)	122,000	113,312
1.25%, 9/30/28	87,000	73,413
3.13%, 11/15/28	329,000	309,209
1.38%, 12/31/28	44,000	37,275
2.63%, 2/15/29	548,000	499,108
2.38%, 3/31/29	61,000	54,657
2.38%, 5/15/29	548,000	490,546
1.63%, 8/15/29	890,000	758,551
3.13%, 8/31/29	30,000	28,111
3.88%, 9/30/29	121,000	118,845
1.50%, 2/15/30	869,000	728,025
1.63%, 5/15/31	36,000	29,751
2.88%, 5/15/32	600	544
2.75%, 8/15/32	444,000	397,311
		32,586,960
Total U.S. Government Obligations (Cost $105,787,868)		80,710,562

	Number of Shares
Investment Companies – 23.7%
BlackRock Allocation Target Shares - BATS, Series A	6,932,834	62,811,475
Schwab Intermediate-Term U.S. Treasury ETF	308,036	14,995,193
Schwab Short-Term U.S. Treasury ETF(f)	999,783	48,139,551
Vanguard Long-Term Treasury ETF	467,539	27,827,921
Vanguard Short-Term Inflation-Protected Securities ETF	347,624	16,599,046
Total Investment Companies (Cost $188,979,591)		170,373,186

	Par (a)/Number of Shares	Value
Short-Term Investments – 4.5%
Corporate Bonds – 0.5%
AbbVie, Inc., 2.30%, 11/21/22	$487,000	$486,344
Aetna, Inc., 2.80%, 6/15/23	90,000	88,683
American Airlines Pass Through Trust,
Series 2013-2, Class A, 4.95%, 1/15/23	23,200	22,962
Series 2015-2, Class B, 4.40%, 9/22/23	15,382	14,753

Bank of America Corp., 3.30%, 1/11/23	270,000	269,450
Cargill, Inc., 1.38%, 7/23/23(b)	110,000	107,050
Cigna Corp., 3.75%, 7/15/23	101,000	99,958
Continental Resources, Inc., 4.50%, 4/15/23	90,000	89,626
Crown Castle, Inc., 3.15%, 7/15/23	6,000	5,907
Devon Energy Corp., 8.25%, 8/01/23	52,000	53,029
Elevance Health, Inc., 2.95%, 12/01/22	30,000	29,962
Energy Transfer L.P., 3.60%, 2/01/23	653,000	650,523
Exxon Mobil Corp., 1.57%, 4/15/23	10,000	9,861
General Motors Co., 4.88%, 10/02/23	560,000	554,589
General Motors Financial Co., Inc., 3.70%, 5/09/23	7,000	6,934
Goldman Sachs Group (The), Inc., 3.20%, 2/23/23	40,000	39,777
MassMutual Global Funding II, 0.85%, 6/09/23(b)	330,000	321,944
Metropolitan Life Global Funding I, 0.90%, 6/08/23(b)	250,000	243,967
PepsiCo, Inc., 0.75%, 5/01/23	120,000	117,703
Philip Morris International, Inc., 1.13%, 5/01/23	70,000	68,644
State Street Corp., (3M USD LIBOR + 3.60%), 6.89%, 12/15/22(c)(g)	26,000	25,928

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)/Number of Shares	Value
Corporate Bonds (Continued)

UnitedHealth Group, Inc., 3.50%, 6/15/23	$ 30,000	$ 29,773
Western Midstream Operating L.P., (3M USD LIBOR + 1.10%), 5.04%, 1/13/23(c)	40,000	39,800
		3,377,167
Foreign Issuer Bonds – 0.3%
Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	100,000	97,137
Credit Suisse A.G., 1.00%, 5/05/23	920,000	892,075
Danske Bank A/S, 3.88%, 9/12/23(b)	400,000	391,605
Ecopetrol S.A., 5.88%, 9/18/23	7,000	6,887
Nordea Bank Abp, 1.00%, 6/09/23(b)	210,000	204,501
Royal Bank of Canada, 1.60%, 4/17/23	190,000	187,034
Swedbank AB, 1.30%, 6/02/23(b)	200,000	195,188
Toronto-Dominion Bank (The), 0.75%, 6/12/23	210,000	204,333
		2,178,760
Money Market Funds – 3.7%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.08%(s)(t)	8,699,041	8,699,041
Northern Institutional Funds - Treasury Portfolio (Premier), 2.48%(s)	17,823,522	17,833,522
		26,532,563
Mortgage-Backed Securities – 0.0%(e)
MHC Trust, Series 2021-MHC2, Class A, (1M USD LIBOR + 0.85%, 0.85% Floor), 4.26%, 5/15/23(b)(c)	240,000	229,483
U.S. Government Obligations – 0.0%(e)
U.S. Treasury Notes, 0.13%, 5/31/23	198,000	192,942
Total Short-Term Investments (Cost $32,636,647)		32,510,915

Number of Contracts		Notional Amount	Value
Purchased Options – 0.2%
Call Options - Exchange Traded – 0.0%(e)
10-Year U.S. Treasury Note, Strike Price $110.25, Expires 11/25/22	5	$ 552,969	$ 6,406
10-Year U.S. Treasury Note, Strike Price $110.50, Expires 11/25/22	5	552,969	5,703
10-Year U.S. Treasury Note, Strike Price $111.00, Expires 11/25/22	36	3,981,375	32,063
10-Year U.S. Treasury Note, Strike Price $111.25, Expires 11/25/22	14	1,548,312	10,937
10-Year U.S. Treasury Note, Strike Price $112.50, Expires 11/25/22	1	110,594	391
5-Year U.S. Treasury Note, Strike Price $106.25, Expires 11/25/22	7	746,156	6,508
5-Year U.S. Treasury Note, Strike Price $106.75, Expires 11/25/22	14	1,492,313	9,297
5-Year U.S. Treasury Note, Strike Price $111.75, Expires 11/25/22	6	639,563	94
U.S. Treasury Long Bond, Strike Price $122.00, Expires 11/25/22	4	482,000	5,625
U.S. Treasury Long Bond, Strike Price $123.00, Expires 11/25/22	5	602,500	5,234
			82,258
Call Options - Over the Counter – 0.0%(e)
Chilean Peso vs. U.S. Dollar, Strike Price CLP 960.00, Expires 12/29/22, Counterparty: Barclays	2	58,000	1,963
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.20, Expires 11/10/22, Counterparty: BNP Paribas	2	100,000	1,977
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.42, Expires 11/23/22, Counterparty: UBS	2	126,000	789
Turkish Lira vs. U.S. Dollar, Strike Price TRY 20.00, Expires 12/09/22, Counterparty: JPMorgan Chase	2	44,000	370

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Options - Over the Counter (Continued)
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.65, Expires 11/10/22, Counterparty: Bank of America	2	$ 136,000(u)	$ 329
U.S. Dollar vs. Euro, Strike Price USD 1.04, Expires 1/04/23, Counterparty: Goldman Sachs	1	2,970,000 (v)	11,124
			16,552
Call Swaptions - Over the Counter – 0.0%(e)
Pay 1-Day USD SOFR (Annually); Receive 2.96% (Semi-Annually): Interest Rate Swap Maturing 09/05/2034, Strike Price USD 2.96, Expires 9/03/24, Counterparty: Morgan Stanley	1	93,000	2,508
Pay 1-Day USD SOFR (Annually); Receive 3.14% (Semi-Annually): Interest Rate Swap Maturing 09/25/2035, Strike Price USD 3.14, Expires 9/23/25, Counterparty: BNP Paribas	1	271,000	10,466
Pay 1-Day USD SOFR (Annually); Receive 3.28% (Semi-Annually): Interest Rate Swap Maturing 09/25/2034, Strike Price USD 3.28, Expires 9/23/24, Counterparty: Goldman Sachs	1	592,600	21,955
Pay 1-Day USD SOFR (Annually); Receive 3.40% (Semi-Annually): Interest Rate Swap Maturing 10/09/2035, Strike Price USD 3.40, Expires 10/07/25, Counterparty: Goldman Sachs	1	300,123	14,184
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter (Continued)
Pay 1-Day USD SOFR (Annually); Receive 3.44% (Semi-Annually): Interest Rate Swap Maturing 10/16/2035, Strike Price USD 3.44, Expires 10/14/25, Counterparty: Morgan Stanley	1	$300,123	$14,692
Pay 1-Day USD SOFR (Annually); Receive 3.48% (Semi-Annually): Interest Rate Swap Maturing 10/29/2035, Strike Price USD 3.47, Expires 10/27/25, Counterparty: Bank of America	1	235,134	12,474
			76,279
Put Options - Exchange Traded – 0.0%(e)
10-Year U.S. Treasury Note, Strike Price $110.25, Expires 11/25/22	2	221,187	1,875
10-Year U.S. Treasury Note, Strike Price $111.50, Expires 11/25/22	2	221,188	3,187
			5,062
Put Options - Over the Counter – 0.0%(e)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 4.65, Expires 3/23/23, Counterparty: Bank of America	2	10,000	1,132
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.30, Expires 11/23/22, Counterparty: Barclays	2	60,000	2,142
Czech Koruna vs. Euro, Strike Price CZK 24.50, Expires 11/01/22, Counterparty: UBS	2	106,000 (v)	136
Japanese Yen vs. U.S. Dollar, Strike Price JPY 122.00, Expires 12/08/22, Counterparty: Goldman Sachs	2	24,000	—
U.S. Dollar vs. British Pound, Strike Price USD 1.04, Expires 11/08/22, Counterparty: Bank of America	1	35,000 (w)	58
U.S. Dollar vs. British Pound, Strike Price USD 1.04, Expires 11/08/22, Counterparty: Deutsche Bank	1	35,000 (w)	58

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
U.S. Dollar vs. Euro, Strike Price USD 0.93, Expires 11/15/22, Counterparty: BNP Paribas	1	$6,388,000 (v)	$ 1,372
U.S. Dollar vs. Euro, Strike Price USD 0.95, Expires 11/03/22, Counterparty: BNP Paribas	2	130,000 (v)	3
U.S. Dollar vs. Euro, Strike Price USD 0.96, Expires 11/15/22, Counterparty: Morgan Stanley	1	6,388,000 (v)	7,793
U.S. Dollar vs. Euro, Strike Price USD 0.97, Expires 11/23/22, Counterparty: JPMorgan Chase	2	70,000 (v)	329
U.S. Dollar vs. Euro, Strike Price USD 0.98, Expires 11/03/22, Counterparty: Deutsche Bank	2	86,000 (v)	153
			13,176
Put Swaptions - Over the Counter – 0.2%
Pay 2.48% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 08/14/2033, Strike Price USD 2.48, Expires 8/10/23, Counterparty: Goldman Sachs	1	3,775,000	408,921
Pay 2.51% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 08/14/2033, Strike Price USD 2.51, Expires 8/10/23, Counterparty: Goldman Sachs	1	3,775,000	401,058
Pay 2.96% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 09/05/2034, Strike Price USD 2.96, Expires 9/03/24, Counterparty: Morgan Stanley	1	93,000	7,472
Pay 3.14% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 09/25/2035, Strike Price USD 3.14, Expires 9/23/25, Counterparty: BNP Paribas	1	271,000	20,554
Number of Contracts		Notional Amount	Value
Put Swaptions - Over the Counter (Continued)
Pay 3.28% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 09/25/2034, Strike Price USD 3.28, Expires 9/23/24, Counterparty: Goldman Sachs	1	$592,600	$ 38,966
Pay 3.40% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 10/09/2035, Strike Price USD 3.40, Expires 10/07/25, Counterparty: Goldman Sachs	1	300,123	19,721
Pay 3.44% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 10/16/2035, Strike Price USD 3.44, Expires 10/14/25, Counterparty: Morgan Stanley	1	300,123	19,231
Pay 3.48% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 10/29/2035, Strike Price USD 3.47, Expires 10/27/25, Counterparty: Bank of America	1	235,134	14,557
			930,480
Total Purchased Options (Premiums Paid $647,106)			1,123,807

Total Long Positions – 102.1% (Cost $840,625,912)	733,191,810

	Par (a)	Value
Short Positions – (2.7)%(x)
Mortgage-Backed Securities – (2.7)%
Uniform Mortgage-Backed Securities – (2.7)%
Pool,
12/01/36 - 12/01/52(n)	(22,805,471)	(19,150,642)
12/01/37	(58,000)	(49,273)
		(19,199,915)
Government National Mortgage Association II – (0.0)%(e)
Pool, 3.50%, 7/20/52	(200,000)	(179,330)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Government National Mortgage Association – (0.0)%(e)
Pool 12/01/52(n)	$(304,000)	$ (258,632)
Total Mortgage-Backed Securities (Proceeds $19,688,653)		(19,637,877)

U.S. Government Obligations – (0.0)%(e)
U.S. Treasury Bonds – (0.0)%(e)
1.88%, 11/15/51	(94,000)	(57,259)
Total U.S. Government Obligations (Proceeds $96,619)		(57,259)
Total Short Positions – (2.7)% (Proceeds $19,785,272)		(19,695,136)
Total Written Options – (0.3)% (Premiums Received $1,723,686)		(1,944,763)
Other Assets – 0.9%(y)		6,675,071
NET ASSETS – 100.0%		$718,226,982
Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security. Rate as of October 31, 2022 is disclosed.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2022 is disclosed.
(e)	Amount rounds to less than 0.05%.
(f)	Security either partially or fully on loan.
(g)	Perpetual bond. Maturity date represents next call date.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2022 is disclosed.
(i)	Investment is valued using significant unobservable inputs (Level 3).
(j)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(k)	Century bond maturing in 2120.
(l)	Restricted security that has been deemed illiquid. At October 31, 2022, the value of these restricted illiquid securities amounted to $334,640 or 0.05% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
Lukoil Capital DAC, 3.60%, 10/26/31	10/19/21	$470,000

(m)	Issuer has defaulted on terms of debt obligation.
(n)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2022.
(o)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(p)	Step coupon bond. Rate as of October 31, 2022 is disclosed.
(q)	Century bond maturing in 2112.
(r)	Position is unsettled. Contract rate was not determined at October 31, 2022 and does not take effect until settlement date.
(s)	7-day current yield as of October 31, 2022 is disclosed.
(t)	Security purchased with the cash proceeds from securities loaned (See Note 7).
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
(u)	The notional amount is AUD.
(v)	The notional amount is EUR.
(w)	The notional amount is GBP.
(x)	Securities sold short are not owned by the Fund and cannot produce income.
(y)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

Abbreviations:
10Y	10 Year
12MTA	12 Month Treasury Average
1M	1 Month
1Y	1 Year
2M	2 Month
3M	3 Month
5Y	5 Year
AESOP	Employee Stock Ownership Plan
BATS	Better Alternative Trading System
CDO	Collaterlized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity
CP	Commercial Paper
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	Government Obligation
IO	Interest Only
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
Strip	Separate Trading of Registered Interest and Principal
TRB	Tax Revenue Bonds
USD	United States Dollar
EUR	Euro
COP	Colombian Peso
MXN	Mexican Peso
RUB	Russian Ruble
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi
TRY	Turkish Lira
BRL	Brazilian Real
CZK	Czech Republic Koruna
JPY	Japanese Yen

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Futures Contracts outstanding at October 31, 2022: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
90-Day Eurodollar	61	12/19/2022	USD	14,470,725	$ (206,637)
U.S. Treasury Long Bond	56	12/20/2022	USD	6,748,000	(504,027)
Ultra U.S. Treasury Bond	123	12/20/2022	USD	15,701,719	(1,283,876)
2-Year U.S. Treasury Note	280	12/30/2022	USD	57,227,187	(212,048)
5-Year U.S. Treasury Note	1,191	12/30/2022	USD	126,953,156	(2,262,724)
90-Day Eurodollar	42	3/13/2023	USD	9,948,750	(33,555)
3-Month SONIA	25	3/15/2023	GBP	6,891,193	49,994
3-Month Euribor	26	6/19/2023	EUR	6,230,916	(13,785)
90-Day Eurodollar	57	6/19/2023	USD	13,508,288	(235,837)
CME 3-Month SOFR	45	6/20/2023	USD	10,694,250	(5,900)
90-Day Eurodollar	25	9/18/2023	USD	5,937,500	(112,188)
3-Month SONIA	8	9/19/2023	GBP	2,182,934	19,179
CME 3-Month SOFR	2	9/19/2023	USD	475,525	(7,225)
90-Day Eurodollar	57	12/18/2023	USD	13,566,000	(274,313)
CME 3-Month SOFR	147	3/18/2025	USD	35,342,475	(279,698)
3-Month SONIA	23	3/19/2025	GBP	6,302,641	18,085
CME 3-Month SOFR	35	3/17/2026	USD	8,431,938	(1,725)
Total Long Contracts					$(5,346,280)
Short Contracts
30-Day Federal Funds	(101)	11/30/2022	USD	40,494,771	$ 7,365
30-Year Euro Buxl	(2)	12/08/2022	EUR	285,051	2,576
Euro-Bund	(11)	12/08/2022	EUR	1,504,947	493
10-Year Japanese Treasury Bond	(12)	12/20/2022	JPY	12,006,053	(24,787)
10-Year U.S. Treasury Note	(147)	12/20/2022	USD	16,257,281	(2,466)
U.S. Treasury Long Bond	(50)	12/20/2022	USD	6,025,000	(3,281)
Ultra 10-Year U.S. Treasury Note	(62)	12/20/2022	USD	7,191,031	4,612
CME 3-Month SOFR	(156)	12/21/2022	USD	37,644,750	90,675
CME 3-Month SOFR	(385)	3/19/2024	USD	91,880,250	614,530
Total Short Contracts					$ 689,717
					$(4,656,563)

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2022:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/21/22	British Pounds	1,373,017	Euro	1,512,000	JPMorgan Chase	$ 76,649
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/21/22	British Pounds	762,316	U.S. Dollars	825,105	Deutsche Bank	$ 50,753
12/21/22	U.S. Dollars	2,311,220	Euro	2,295,582	UBS	32,536
12/21/22	Euro	1,865,000	U.S. Dollars	1,825,248	JPMorgan Chase	26,024
12/21/22	British Pounds	640,000	U.S. Dollars	711,772	UBS	23,552
12/21/22	British Pounds	594,800	U.S. Dollars	660,723	Morgan Stanley	22,669
12/21/22	British Pounds	1,359,319	Euro	1,552,000	Morgan Stanley	21,205
12/21/22	Euro	466,563	Swiss Francs	439,932	HSBC	20,932
12/21/22	British Pounds	932,290	Euro	1,058,727	Deutsche Bank	20,214
12/21/22	British Pounds	590,000	U.S. Dollars	658,601	Barclays	19,275
12/21/22	British Pounds	330,000	U.S. Dollars	361,854	HSBC	17,297
11/23/22	U.S. Dollars	136,147	Colombian Pesos	596,598,000	JPMorgan Chase	15,859
12/21/22	U.S. Dollars	1,255,392	Euro	1,249,000	HSBC	15,586
12/21/22	British Pounds	263,778	Euro	290,000	BNP Paribas	15,201
12/21/22	British Pounds	592,884	U.S. Dollars	666,253	Goldman Sachs	14,937
12/21/22	Euro	1,110,000	U.S. Dollars	1,089,261	BNP Paribas	12,568
12/21/22	Euro	570,000	U.S. Dollars	556,571	Bank of America	9,233
12/21/22	Euro	770,639	U.S. Dollars	755,854	Deutsche Bank	9,112
12/21/22	U.S. Dollars	1,189,726	Euro	1,190,000	Barclays	8,485
12/21/22	U.S. Dollars	677,890	Euro	675,000	Deutsche Bank	7,859
12/21/22	Euro	1,865,000	U.S. Dollars	1,844,474	Morgan Stanley	6,798
12/21/22	U.S. Dollars	1,139,403	Euro	1,141,400	BNP Paribas	6,405
12/21/22	Euro	280,535	Swiss Francs	271,515	JPMorgan Chase	5,557
12/21/22	British Pounds	263,988	Euro	300,000	Goldman Sachs	5,516
12/21/22	British Pounds	364,920	Euro	417,339	UBS	5,005
11/23/22	Mexican Pesos	4,398,502	U.S. Dollars	216,788	Barclays	4,233
12/21/22	U.S. Dollars	91,602	Canadian Dollars	121,000	Deutsche Bank	2,728
11/14/22	Czech Republic Koruna	2,640,988	U.S. Dollars	104,000	Goldman Sachs	2,506
12/21/22	Euro	290,000	U.S. Dollars	285,487	Goldman Sachs	2,379
12/21/22	Euro	240,000	U.S. Dollars	235,946	Standard Chartered Bank	2,287
11/14/22	U.S. Dollars	102,000	Chilean Pesos	94,972,200	Bank of America	1,603
11/03/22	Brazilian Reals	162,545	U.S. Dollars	30,000	Goldman Sachs	1,446
12/21/22	U.S. Dollars	299,049	Euro	300,000	Citibank	1,257
11/03/22	Brazilian Reals	160,923	U.S. Dollars	30,000	JPMorgan Chase	1,132
11/23/22	Mexican Pesos	1,548,000	U.S. Dollars	76,679	JPMorgan Chase	1,106
12/21/22	Euro	650,000	U.S. Dollars	644,124	UBS	1,092
12/21/22	Euro	300,000	U.S. Dollars	296,729	Citibank	1,063
11/23/22	Mexican Pesos	876,545	U.S. Dollars	43,153	UBS	893
11/14/22	Chilean Pesos	33,876,500	U.S. Dollars	35,000	BNP Paribas	811
11/14/22	Australian Dollars	67,000	U.S. Dollars	42,064	Morgan Stanley	809
11/23/22	Turkish Lira	653,129	U.S. Dollars	33,762	UBS	753
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
11/14/22	U.S. Dollars	36,000	Chinese Offshore Yuan	258,416	Morgan Stanley	$ 749
12/02/22	Brazilian Reals	112,612	U.S. Dollars	21,000	JPMorgan Chase	644
11/03/22	Brazilian Reals	111,708	U.S. Dollars	21,000	Bank of America	611
11/14/22	Norwegian Kroner	296,278	U.S. Dollars	28,000	JPMorgan Chase	511
12/21/22	British Pounds	48,218	Euro	55,329	Barclays	479
12/02/22	Brazilian Reals	106,538	U.S. Dollars	20,000	Goldman Sachs	477
11/14/22	U.S. Dollars	41,429	Australian Dollars	64,000	JPMorgan Chase	475
11/21/22	U.S. Dollars	28,000	Colombian Pesos	136,836,000	Deutsche Bank	400
11/14/22	Canadian Dollars	35,934	U.S. Dollars	26,000	Standard Chartered Bank	379
11/14/22	Mexican Pesos	643,207	U.S. Dollars	32,000	Goldman Sachs	377
12/21/22	British Pounds	42,317	Euro	48,605	Bank of America	373
11/14/22	British Pounds	24,000	U.S. Dollars	27,170	HSBC	364
11/14/22	U.S. Dollars	35,000	Japanese Yen	5,144,694	JPMorgan Chase	347
11/14/22	Euro	28,000	Japanese Yen	4,061,138	JPMorgan Chase	344
11/14/22	U.S. Dollars	14,000	South African Rand	252,357	HSBC	277
12/21/22	U.S. Dollars	273,236	Euro	275,000	Goldman Sachs	260
11/14/22	Euro	28,000	U.S. Dollars	27,442	Morgan Stanley	256
11/23/22	Turkish Lira	198,310	U.S. Dollars	10,238	JPMorgan Chase	242
11/03/22	Brazilian Reals	156,300	U.S. Dollars	30,000	Citibank	238
11/14/22	Euro	28,000	U.S. Dollars	27,510	Deutsche Bank	189
11/23/22	Colombian Pesos	150,589	U.S. Dollars	10,438	Barclays	151
11/14/22	U.S. Dollars	14,000	Norwegian Kroner	144,148	JPMorgan Chase	128
11/14/22	Australian Dollars	35,000	Canadian Dollars	30,365	JPMorgan Chase	106
12/02/22	Brazilian Reals	21,362	U.S. Dollars	4,000	Bank of America	106
11/14/22	U.S. Dollars	28,000	South African Rand	513,258	Bank of America	89
11/14/22	Norwegian Kroner	291,791	U.S. Dollars	28,000	Deutsche Bank	80
11/14/22	Australian Dollars	22,000	U.S. Dollars	14,037	JPMorgan Chase	41
11/14/22	U.S. Dollars	18,000	South African Rand	330,269	Goldman Sachs	40
11/25/22	South Korean Won	28,583,000	U.S. Dollars	20,000	Deutsche Bank	35
11/21/22	Colombian Pesos	138,978,000	U.S. Dollars	28,000	Citibank	32
11/25/22	South Korean Won	39,961,600	U.S. Dollars	28,000	Citibank	10
11/21/22	Colombian Pesos	34,713,070	U.S. Dollars	7,000	Goldman Sachs	2
Total Unrealized Appreciation						$ 504,137

11/14/22	U.S. Dollars	11,000	Japanese Yen	1,633,381	Standard Chartered Bank	$ (2)
11/14/22	U.S. Dollars	22,925	British Pounds	20,000	HSBC	(19)
12/21/22	U.S. Dollars	3,705	Japanese Yen	551,043	Morgan Stanley	(26)
11/14/22	South African Rand	403,839	U.S. Dollars	22,000	Standard Chartered Bank	(39)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/21/22	Euro	100,000	British Pounds	86,444	Barclays	$ (55)
11/14/22	U.S. Dollars	28,000	Mexican Pesos	557,492	Citibank	(62)
11/14/22	U.S. Dollars	20,000	South African Rand	369,386	Citibank	(87)
11/14/22	South African Rand	660,371	U.S. Dollars	36,000	JPMorgan Chase	(89)
11/03/22	U.S. Dollars	4,000	Brazilian Reals	21,230	Bank of America	(107)
12/21/22	Japanese Yen	529,382	U.S. Dollars	3,705	Morgan Stanley	(120)
11/21/22	U.S. Dollars	28,000	Indian Rupees	2,334,220	Morgan Stanley	(126)
11/14/22	U.S. Dollars	30,000	Mexican Pesos	598,524	Goldman Sachs	(127)
11/14/22	Swiss Francs	29,848	U.S. Dollars	30,000	Bank of America	(147)
11/14/22	U.S. Dollars	22,000	South African Rand	407,366	Deutsche Bank	(153)
11/14/22	Euro	14,000	Polish Zloty	67,490	Bank of America	(263)
12/21/22	U.S. Dollars	642,949	Euro	648,010	BNP Paribas	(291)
11/14/22	South African Rand	509,050	U.S. Dollars	28,000	Goldman Sachs	(318)
11/14/22	U.S. Dollars	7,000	Chilean Pesos	6,922,580	Deutsche Bank	(318)
11/14/22	U.S. Dollars	28,000	Norwegian Kroner	295,571	Deutsche Bank	(443)
11/14/22	Japanese Yen	2,135,310	Euro	15,000	HSBC	(456)
11/14/22	Japanese Yen	4,089,224	U.S. Dollars	28,000	JPMorgan Chase	(456)
11/14/22	South African Rand	616,014	U.S. Dollars	34,000	Deutsche Bank	(501)
11/14/22	U.S. Dollars	31,113	Euro	32,000	Morgan Stanley	(543)
11/03/22	U.S. Dollars	23,090	Brazilian Reals	122,214	BNP Paribas	(554)
11/14/22	U.S. Dollars	28,000	Norwegian Kroner	296,743	JPMorgan Chase	(556)
11/14/22	Chinese Offshore Yuan	259,729	U.S. Dollars	36,000	BNP Paribas	(570)
12/02/22	U.S. Dollars	21,000	Brazilian Reals	112,413	Bank of America	(606)
11/14/22	Euro	70,000	U.S. Dollars	69,862	JPMorgan Chase	(617)
11/03/22	U.S. Dollars	35,000	Brazilian Reals	185,123	JPMorgan Chase	(814)
11/14/22	U.S. Dollars	28,572	Australian Dollars	46,000	JPMorgan Chase	(864)
11/14/22	Euro	138,000	Czech Republic Koruna	3,406,610	UBS	(868)
11/14/22	Japanese Yen	9,370,716	U.S. Dollars	64,000	Bank of America	(882)
11/14/22	Euro	32,000	Polish Zloty	155,988	UBS	(961)
12/21/22	Euro	170,000	British Pounds	147,729	JPMorgan Chase	(983)
12/21/22	Euro	200,000	British Pounds	173,670	Standard Chartered Bank	(1,009)
11/14/22	Japanese Yen	5,409,375	Euro	38,000	Deutsche Bank	(1,155)
11/14/22	U.S. Dollars	39,971	British Pounds	36,000	JPMorgan Chase	(1,329)
11/23/22	U.S. Dollars	44,000	Turkish Lira	858,440	JPMorgan Chase	(1,364)
11/14/22	U.S. Dollars	30,000	Polish Zloty	150,564	Goldman Sachs	(1,483)
11/03/22	U.S. Dollars	48,910	Brazilian Reals	261,230	Goldman Sachs	(1,628)
12/21/22	U.S. Dollars	236,546	Euro	240,000	HSBC	(1,687)
12/21/22	Euro	350,000	U.S. Dollars	350,254	Bank of America	(2,830)
12/21/22	U.S. Dollars	194,979	Euro	200,000	UBS	(3,549)
12/21/22	Euro	380,000	U.S. Dollars	380,959	BNP Paribas	(3,756)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/21/22	U.S. Dollars	433,416	Euro	440,590	Bank of America	$ (3,931)
12/21/22	Euro	670,000	U.S. Dollars	669,235	Morgan Stanley	(4,167)
12/21/22	U.S. Dollars	343,056	Euro	350,000	Morgan Stanley	(4,368)
12/21/22	Indonesian Rupiahs	1,715,949,628	U.S. Dollars	114,420	JPMorgan Chase	(4,798)
12/21/22	U.S. Dollars	108,259	British Pounds	100,000	Standard Chartered Bank	(6,636)
11/23/22	Colombian Pesos	357,904,000	U.S. Dollars	80,113	Barclays	(7,950)
12/21/22	U.S. Dollars	467,734	Euro	480,000	JPMorgan Chase	(8,733)
12/21/22	Euro	670,000	U.S. Dollars	673,833	Deutsche Bank	(8,764)
11/23/22	U.S. Dollars	463,475	Mexican Pesos	9,414,538	HSBC	(9,598)
12/21/22	Swiss Francs	236,773	Euro	250,000	JPMorgan Chase	(10,168)
12/21/22	Euro	580,000	British Pounds	511,116	BNP Paribas	(11,513)
12/21/22	U.S. Dollars	494,013	British Pounds	440,000	Citibank	(11,522)
12/21/22	Euro	270,000	British Pounds	244,463	Goldman Sachs	(12,862)
12/21/22	U.S. Dollars	238,648	British Pounds	220,000	HSBC	(14,120)
12/21/22	U.S. Dollars	398,660	British Pounds	360,000	State Street	(14,959)
12/21/22	U.S. Dollars	788,691	British Pounds	700,000	Goldman Sachs	(15,569)
12/21/22	Euro	2,260,000	U.S. Dollars	2,259,631	JPMorgan Chase	(16,268)
12/21/22	U.S. Dollars	3,452,735	Euro	3,495,057	Deutsche Bank	(16,595)
12/21/22	Swiss Francs	476,723	Euro	501,380	Bank of America	(18,513)
12/21/22	U.S. Dollars	280,034	British Pounds	260,000	Morgan Stanley	(18,692)
12/21/22	U.S. Dollars	497,220	British Pounds	463,200	UBS	(34,971)
12/21/22	Euro	2,402,000	British Pounds	2,111,113	Deutsche Bank	(41,231)
12/21/22	U.S. Dollars	1,055,824	British Pounds	966,800	Deutsche Bank	(54,975)
12/21/22	Euro	1,512,000	British Pounds	1,360,286	Morgan Stanley	(62,022)
Total Unrealized Depreciation						$(445,738)
Net Unrealized Appreciation						$ 58,399

Written Call Option Contracts outstanding at October 31, 2022: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note	2	USD	221,187	111.75	11/4/2022	$ (406)
10-Year U.S. Treasury Note	85	USD	9,400,469	113.00	11/25/2022	(23,906)
10-Year U.S. Treasury Note	52	USD	5,750,875	112.00	11/25/2022	(26,813)
10-Year U.S. Treasury Note	50	USD	5,529,687	112.50	11/25/2022	(19,531)
10-Year U.S. Treasury Note	24	USD	2,654,250	111.50	11/25/2022	(16,500)
10-Year U.S. Treasury Note	13	USD	1,437,719	115.00	11/25/2022	(1,016)
10-Year U.S. Treasury Note	13	USD	1,437,719	113.50	11/25/2022	(2,641)
10-Year U.S. Treasury Note	5	USD	552,969	111.75	11/25/2022	(2,969)
10-Year U.S. Treasury Note	3	USD	331,781	117.00	11/25/2022	(94)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at October 31, 2022: Exchange Traded (continued)

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note	39	USD	221,187	114.00	11/25/2022	$ (5,485)
5-Year U.S. Treasury Note	83	USD	8,847,285	109.25	11/25/2022	(6,484)
5-Year U.S. Treasury Note	55	USD	5,862,659	108.00	11/25/2022	(13,320)
5-Year U.S. Treasury Note	51	USD	5,436,284	110.00	11/25/2022	(1,992)
5-Year U.S. Treasury Note	41	USD	4,370,346	109.00	11/25/2022	(3,844)
5-Year U.S. Treasury Note	40	USD	4,263,752	107.50	11/25/2022	(14,687)
5-Year U.S. Treasury Note	19	USD	2,025,282	108.75	11/25/2022	(2,375)
5-Year U.S. Treasury Note	18	USD	1,918,688	106.50	11/25/2022	(14,203)
5-Year U.S. Treasury Note	12	USD	1,279,126	108.50	11/25/2022	(1,875)
90-Day Euro Future	309	USD	73,302,525	97.00	12/19/2022	(3,863)
90-Day Euro Future	75	USD	17,791,875	96.50	12/19/2022	(1,406)
U.S. Treasury Long Bond	10	USD	1,205,000	122.00	11/25/2022	(4,063)
U.S. Treasury Long Bond	6	USD	723,000	130.00	11/25/2022	(750)
U.S. Treasury Long Bond	3	USD	361,500	128.00	11/25/2022	(656)
U.S. Treasury Long Bond	2	USD	241,000	124.00	11/25/2022	(1,563)
Total Written Call Options Contracts (Premiums Received $621,336)						$(170,442)

Written Put Option Contracts outstanding at October 31, 2022: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note	64	USD	7,078,000	110.75	11/25/2022	$ (75,000)
10-Year U.S. Treasury Note	37	USD	4,091,969	110.50	11/25/2022	(38,735)
10-Year U.S. Treasury Note	16	USD	1,769,500	109.50	11/25/2022	(10,250)
10-Year U.S. Treasury Note	11	USD	1,216,531	110.00	11/25/2022	(9,109)
10-Year U.S. Treasury Note	2	USD	221,187	109.75	11/25/2022	(1,469)
10-Year U.S. Treasury Note	1	USD	204,383	102.25	11/25/2022	(656)
5-Year U.S. Treasury Note	7	USD	746,157	106.25	11/25/2022	(4,102)
5-Year U.S. Treasury Note	6	USD	639,563	106.75	11/25/2022	(4,922)
5-Year U.S. Treasury Note	1	USD	106,594	105.00	11/25/2022	(203)
Total Written Put Options Contracts (Premiums Received $145,468)						$(144,446)

Written Call Option Contracts outstanding at October 31, 2022: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Chilean Peso vs. U.S. Dollar	Barclays	(86,000)	USD	86,000	CLP	980.00	11/3/2022	$ (81)
Chilean Peso vs. U.S. Dollar	Barclays	(58,000)	USD	58,000	CLP	990.00	12/29/2022	(1,330)
Chinese Yuan vs. U.S. Dollar	BNP Paribas	(144,000)	USD	144,000	CNH	7.35	11/10/2022	(981)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at October 31, 2022: Over the Counter (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Chinese Yuan vs. U.S. Dollar	UBS	(126,000)	USD	126,000	CNH	7.52	11/23/2022	$ (426)
Turkish Lira vs. U.S. Dollar	JPMorgan Chase	(44,000)	USD	44,000	TRY	21.00	12/9/2022	(196)
U.S. Dollar vs. Australian Dollar	Bank of America	(202,000)	AUD	202,000	USD	0.67	11/10/2022	(78)
U.S. Dollar vs. Euro	JPMorgan Chase	(70,000)	EUR	70,000	USD	1.00	12/22/2022	(949)
U.S. Dollar vs. Euro	Goldman Sachs	(2,970,000)	EUR	2,970,000	USD	1.06	1/4/2023	(4,612)
Total Written OTC Call Options Contracts (Premiums Received $18,976)								$(8,653)

Written Put Option Contracts outstanding at October 31, 2022: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
U.S. Dollar vs. Euro	Deutsche Bank	(130,000)	EUR	130,000	USD	0.95	11/3/2022	$ (3)
U.S. Dollar vs. Euro	Morgan Stanley	(6,388,000)	EUR	6,388,000	USD	0.93	11/15/2022	(1,372)
U.S. Dollar vs. Euro	BNP Paribas	(6,388,000)	EUR	6,388,000	USD	0.96	11/15/2022	(7,792)
Total Written OTC Put Options Contracts (Premiums Received $37,900)								$(9,167)

Written Call Interest Rate Swaption Contracts outstanding at October 31, 2022: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 10/24/2025	3.20% (Semi-Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	10/20/2023	3.20%	18,622,200	$ (83,102)
Interest Rate Swap Maturing 10/31/2033	2.62% (Annually)	1-Day USD SOFR (Annually)	Goldman Sachs	10/27/2023	2.62	4,752,045	(50,959)
Interest Rate Swap Maturing 11/02/2025	3.20% (Semi-Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	10/31/2023	3.20	16,523,309	(82,973)
Interest Rate Swap Maturing 11/15/2032	1.821% (Annually)	6M EUR EURIBOR (Semi-Annually)	Goldman Sachs	11/11/2022	1.82	78,500	—
Total Written OTC Call Swaptions Contracts (Premiums Received $241,707)							$(217,034)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Interest Rate Swaption Contracts outstanding at October 31, 2022: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 08/14/2024	1-Day USD SOFR (At Maturity)	3.48% (At Maturity)	Goldman Sachs	8/10/2023	3.48%	67,980,044	$ (811,784)
Interest Rate Swap Maturing 08/14/2033	1-Day USD SOFR (Annually)	3.20% (Semi-Annually)	Goldman Sachs	8/10/2023	3.20	2,513,685	(158,542)
Interest Rate Swap Maturing 08/14/2033	1-Day USD SOFR (Annually)	3.10% (Semi-Annually)	Goldman Sachs	8/10/2023	3.10	2,513,685	(172,551)
Interest Rate Swap Maturing 10/24/2025	1-Day USD SOFR (Annually)	5.20% (Semi-Annually)	Morgan Stanley	10/20/2023	5.20	18,622,200	(69,714)
Interest Rate Swap Maturing 10/31/2033	1-Day USD SOFR (Semi-Annually)	4.42% (Annually)	Goldman Sachs	10/27/2023	4.42	4,752,045	(98,423)
Interest Rate Swap Maturing 11/02/2025	1-Day USD SOFR (Annually)	5.00% (Semi-Annually)	Morgan Stanley	10/31/2023	5.00	16,523,309	(75,822)
Interest Rate Swap Maturing 11/15/2032	6M EUR EURIBOR (Semi-Annually)	1.82% (Annually)	Goldman Sachs	11/11/2022	1.82	78,500	(8,185)
Total Written OTC Put Swaptions Contracts (Premiums Received $658,299)							$(1,395,021)

Interest Rate Swap Contracts outstanding at October 31, 2022: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN-TIIE-BANXICO (Monthly)	10.17% (Monthly)	9/14/2023	MXN	3,865,000	$ (936)	$ —	$ (936)
28-Day MXN-TIIE-BANXICO (Monthly)	10.30% (Monthly)	9/18/2023	MXN	3,078,000	(585)	—	(585)
6.15% (Quarterly)	3M PLN WIBOR (Quarterly)	4/11/2024	PLN	558,000	2,278	—	2,278
2.22% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	9/12/2024	EUR	155,000	1,157	46	1,111
1-Day EUR ESTR (At Maturity)	2.74% (At Maturity)	11/1/2024	EUR	1,950,000	(1,249)	—	(1,249)
1-Day USD SOFR (Annually)	4.00% (Annually)	10/25/2025	USD	15,065,000	(21,025)	—	(21,025)
1-Day EUR ESTR (Annually)	2.86% (Annually)	10/26/2025	EUR	2,490,000	6,677	—	6,677
1-Day EUR ESTR (Annually)	2.71% (Annually)	10/27/2025	EUR	1,200,000	(289)	—	(289)
1-Day EUR ESTR (Annually)	2.71% (Annually)	10/30/2025	EUR	1,230,000	(59)	(1,197)	1,138
1-Day EUR ESTR (Annually)	2.51% (Annually)	10/31/2025	EUR	2,420,000	(9,417)	—	(9,417)
1-Day USD SOFR (Annually)	1.55% (Annually)	3/4/2027	USD	4,175,000	(417,596)	(5,617)	(411,979)
6.87% (Semi-Annually)	3M PLN WIBOR (Semi-Annually)	9/29/2027	PLN	92,600	439	—	439
6.99% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/30/2027	PLN	133,000	586	—	586
2.73% (At Maturity)	1-Day EUR ESTR (At Maturity)	11/2/2027	EUR	2,110,000	(981)	—	(981)
7.15% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/21/2027	PLN	184,000	575	—	575
7.77% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/21/2027	PLN	173,000	(318)	—	(318)
1.13% (Annually)	1-Day USD SOFR (Annually)	8/15/2028	USD	15,840,000	2,359,080	43,421	2,315,659
1.22% (Annually)	1-Day USD SOFR (Annually)	8/15/2028	USD	4,412,000	635,936	(1,561)	637,497
2.85% (Annually)	1-Day USD SOFR (Annually)	2/15/2029	USD	2,329,000	137,016	8,767	128,249
3.27% (Annually)	1-Day USD SOFR (Annually)	4/30/2029	USD	4,174,000	156,764	(71,579)	228,343
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at October 31, 2022: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.85% (Annually)	1-Day USD SOFR (Annually)	6/30/2029	USD	5,264,000	$ 21,851	$ 6,549	$ 15,302
6M EUR EURIBOR (Semi-Annually)	1.57% (Annually)	2/15/2031	EUR	299,632	(28,079)	—	(28,079)
6M EUR EURIBOR (Semi-Annually)	1.54% (Annually)	2/15/2031	EUR	299,505	(28,768)	—	(28,768)
6M EUR EURIBOR (Semi-Annually)	1.56% (Annually)	2/15/2031	EUR	299,505	(28,274)	—	(28,274)
6M EUR EURIBOR (Semi-Annually)	1.55% (Annually)	2/15/2031	EUR	238,347	(22,658)	—	(22,658)
6M EUR EURIBOR (Semi-Annually)	1.82% (Annually)	2/15/2031	EUR	238,235	(17,773)	—	(17,773)
6M EUR EURIBOR (Semi-Annually)	1.52% (Annually)	2/15/2031	EUR	205,955	(20,031)	—	(20,031)
6M EUR EURIBOR (Semi-Annually)	1.65% (Annually)	2/15/2031	EUR	176,431	(15,475)	—	(15,475)
6M EUR EURIBOR (Semi-Annually)	1.59% (Annually)	2/15/2031	EUR	149,666	(13,758)	—	(13,758)
6M EUR EURIBOR (Semi-Annually)	1.69% (Annually)	2/15/2031	EUR	60,187	(5,087)	—	(5,087)
6M EUR EURIBOR (Semi-Annually)	1.64% (Annually)	2/15/2031	EUR	58,417	(5,134)	—	(5,134)
2.00% (Annually)	1-Day USD SOFR (Annually)	3/18/2032	USD	2,112,000	297,008	16,042	280,966
0.29% (At Maturity)	1-Day JPY TONAR (At Maturity)	4/7/2032	JPY	89,907,875	9,951	—	9,951
0.30% (At Maturity)	1-Day JPY TONAR (At Maturity)	4/7/2032	JPY	180,958,238	19,555	—	19,555
0.31% (Annually)	1-Day JPY TONAR (Annually)	4/7/2032	JPY	167,708,887	16,724	—	16,724
0.39% (Annually)	1-Day JPY TONAR (Annually)	5/2/2032	JPY	58,850,500	2,737	—	2,737
0.40% (Annually)	1-Day JPY TONAR (Annually)	5/2/2032	JPY	4,083,500	183	—	183
0.42% (Annually)	1-Day JPY TONAR (Annually)	6/14/2032	JPY	242,517,466	8,445	—	8,445
6M EUR EURIBOR (Semi-Annually)	2.44% (Annually)	7/14/2032	EUR	157,000	(4,387)	—	(4,387)
9.25% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/17/2032	MXN	1,824,000	172	—	172
3.73% (Annually)	1-Day USD SOFR (Annually)	10/25/2033	USD	3,508,000	(5,410)	—	(5,410)
3.01% (Annually)	1-Day EUR ESTR (Annually)	10/26/2033	EUR	560,000	(9,297)	—	(9,297)
2.80% (Annually)	1-Day EUR ESTR (Annually)	10/27/2033	EUR	270,000	181	—	181
2.79% (Annually)	1-Day EUR ESTR (Annually)	10/30/2033	EUR	260,000	499	1,281	(782)
2.71% (Annually)	1-Day EUR ESTR (Annually)	10/31/2033	EUR	540,000	4,679	—	4,679
1.52% (Annually)	1-Day USD SOFR (Annually)	2/15/2047	USD	3,125,000	1,031,473	55,631	975,842
1.73% (Annually)	1-Day USD SOFR (Annually)	2/15/2047	USD	2,710,000	800,617	35,258	765,359
1-Day USD SOFR (Annually)	1.63% (Annually)	5/15/2047	USD	310,000	(98,020)	(1,240)	(96,780)
1.65% (Annually)	1-Day USD SOFR (Annually)	8/15/2047	USD	6,080,000	1,911,675	378,244	1,533,431
2.60% (Annually)	1-Day USD SOFR (Annually)	2/15/2048	USD	841,000	131,894	57,385	74,509
2.62% (Annually)	1-Day USD SOFR (Annually)	2/15/2048	USD	2,503,000	390,950	75,104	315,846
3.05% (Annually)	1-Day USD SOFR (Annually)	2/15/2048	USD	1,807,000	152,086	55,493	96,593
2.50% (Annually)	1-Day USD SOFR (Annually)	4/21/2052	USD	2,600,000	443,383	5,825	437,558
0.86% (Annually)	1-Day JPY TONAR (Annually)	5/9/2052	JPY	76,020,029	34,554	—	34,554
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at October 31, 2022: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.81% (Annually)	1-Day JPY TONAR (Annually)	5/30/2052	JPY	9,969,500	$ 5,396	$ —	$ 5,396
0.82% (Annually)	1-Day JPY TONAR (Annually)	5/30/2052	JPY	20,918,500	11,063	—	11,063
0.83% (Annually)	1-Day JPY TONAR (Annually)	5/30/2052	JPY	20,918,500	10,656	—	10,656
0.87% (Annually)	1-Day JPY TONAR (Annually)	5/30/2052	JPY	20,918,500	9,285	—	9,285
3.24% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	10/20/2072	GBP	377,000	(40,348)	4,983	(45,331)
Total					$7,820,571	$662,835	$7,157,736

Interest Rate Swap Contracts outstanding at October 31, 2022: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.42% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	Bank of America	4/1/2023	CLP	357,254,000	$ 18,418	$—	$ 18,418
1-Day U.S. Consumer Price Index (Semi-Annually)	1.65% (Semi-Annually)	Bank of America	5/28/2023	CLP	357,254,000	(33,997)	—	(33,997)
1-Day BRL BZDIO (At Maturity)	11.69% (At Maturity)	Citibank	1/2/2025	BRL	266,000	(133)	—	(133)
1-Day BRL BZDIO (At Maturity)	11.65% (At Maturity)	JPMorgan Chase	1/2/2025	BRL	190,918	(132)	—	(132)
6.70% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	JPMorgan Chase	12/21/2027	CLP	39,157,000	—	—	—
Total						$(15,844)	$—	$(15,844)
Credit Default Swap Contracts outstanding - Buy Protection as of October 31, 2022:
Exchange Traded
Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 39 (Pay Quarterly)	1.00%	12/20/2027	Morgan Stanley	USD	5,818,000	$ (32,810)	$26,246	$ (59,056)
Total						$(32,810)	$26,246	$(59,056)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Sell Protection as of October 31, 2022: Exchange Traded

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount(1)	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 39 (Pay Quarterly)	0.90%	1.00%	12/20/2027	USD	100,770,000	$592,579	$ (116,306)	$708,885
Markit iTraxx Europe Main Index Series 38 (Pay Quarterly)	5.56%	5.00%	12/20/2027	EUR	116,000	(1,815)	(2,807)	992
Total						$590,764	$(119,113)	$709,877

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Credit Default Swap Contracts outstanding - Buy Protection at October 31, 2022: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	1.00%	12/20/2024	Barclays	USD	336,000	$ 2,324	$ 3,586	$(1,262)
Abbott Laboratories, 3.40%, Due: 11/30/2023 (Pay Quarterly)	1.00%	6/20/2027	JPMorgan Chase	USD	129,278	(3,628)	(2,791)	(837)
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	1.00%	12/20/2027	Barclays	USD	413,000	30,876	28,098	2,778
Republic of Chile, 3.24%, Due: 02/06/2028 (Pay Quarterly)	1.00%	12/20/2027	Barclays	USD	79,000	1,775	1,116	659
Republic of Colombia, 10.38%, Due: 01/28/2033 (Pay Quarterly)	1.00%	12/20/2027	Citibank	USD	93,334	9,817	6,466	3,351
Republic of Indonesia, 3.70%, Due: 01/08/2022 (Pay Quarterly)	1.00%	12/20/2027	Goldman Sachs	USD	117,000	1,843	887	956
Republic of Philippines, 10.63%, Due: 03/16/2025 (Pay Quarterly)	1.00%	12/20/2027	Goldman Sachs	USD	99,269	1,071	59	1,012
United Mexican States, 4.15%, Due: 03/28/2027 (Pay Quarterly)	1.00%	12/20/2027	Morgan Stanley	USD	34,530	918	815	103
Total						$44,996	$38,236	$ 6,760

Credit Default Swap Contracts outstanding - Sell Protection at October 31, 2022: Over the Counter

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Petroles Mexicanos, 6.63% 06/15/2035 (Pay Quarterly)		1.00%	12/20/2024	Goldman Sachs	USD	18,000	$ (1,361)	$ (1,631)	$270
Total							$(1,361)	$(1,631)	$270

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Inflation Swap Contracts outstanding at October 31, 2022: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.97% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	11/18/2023	USD	1,170,000	$ 41,247	$ (5,484)	$ 46,731
1-Day U.S. Consumer Price Index (At Maturity)	3.37% (At Maturity)	11/18/2026	USD	1,170,000	(34,007)	21,713	(55,720)
1-Day U.S. Consumer Price Index (At Maturity)	2.60% (At Maturity)	10/27/2052	USD	587,600	(1,281)	—	(1,281)
Total					$ 5,959	$16,229	$(10,270)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$ 30,732,041	$ —	$ 30,732,041
Corporate Bonds	—	144,043,536	105,075	144,148,611
Foreign Issuer Bonds	—	45,331,212	—	45,331,212
Mortgage-Backed Securities	—	225,054,935	—	225,054,935
Municipal Bonds	—	2,082,558	—	2,082,558
Term Loans	—	1,123,983	—	1,123,983
U.S. Government Obligations	—	80,710,562	—	80,710,562
Investment Companies	170,373,186	—	—	170,373,186
Short-Term Investments	26,532,563	5,978,352	—	32,510,915
Purchased Options	87,320	1,036,487	—	1,123,807
Total Assets – Investments at value	$196,993,069	$536,093,666	$105,075	$733,191,810
Liabilities:
Mortgage-Backed Securities	$ —	$ (19,637,877)	$ —	$ (19,637,877)
U.S. Government Obligations	—	(57,259)	—	(57,259)
Total Liabilities – Investments at value	$ —	$ (19,695,136)	$ —	$ (19,695,136)
Net Investments	$196,993,069	$516,398,530	$105,075	$713,496,674

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$ 807,509	$ —	$—	$ 807,509
Forward Foreign Currency Exchange Contracts	—	504,137	—	504,137
Swap Agreements	—	9,316,393	—	9,316,393
Total Assets - Derivative Financial Instruments	$ 807,509	$ 9,820,530	$—	$10,628,039
Liabilities:
Futures Contracts	$(5,464,072)	$ —	$—	$ (5,464,072)
Forward Foreign Currency Exchange Contracts	—	(445,738)	—	(445,738)
Written Options	(314,888)	(1,629,875)	—	(1,944,763)
Swap Agreements	—	(904,118)	—	(904,118)
Total Liabilities - Derivative Financial Instruments	$(5,778,960)	$(2,979,731)	$—	$ (8,758,691)
Net Derivative Financial Instruments	$(4,971,451)	$ 6,840,799	$—	$ 1,869,348
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund
	Par	Value
Municipal Bonds – 91.0%
Alabama – 2.7%
Alabama State Corrections Institution Finance Authority Revenue Bonds, 5.25%, 7/01/47	$ 500,000	$ 509,567
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 4,
4.00%, 6/01/24	500,000	493,686
4.00%, 6/01/25	990,000	968,244

Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 5, 4.00%, 10/01/26(a)(b)(c)	525,000	504,234
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(a)(b)(c)	500,000	460,929
Black Belt Energy Gas District Project Variable Revenue Bonds, Series B-2, (SIFMA Municipal Swap Index Yield + 0.65%), 3.03%, 10/01/27(a)(c)	250,000	233,374
Black Belt Energy Gas District Revenue Bonds, Project No. 7, 4.00%, 12/01/26(a)(b)(c)	2,110,000	2,031,094
Jefferson County Sewer Warrants Senior Lien Revenue Bonds, Series A (AGM Insured), 5.50%, 10/01/53	300,000	308,556
Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/25(a)(b)(c)	500,000	485,510
Mobile Industrial Development Board PCR Bonds, Alabama Power Company Barry Plant Project, 1.00%, 6/26/25(a)(b)(c)	1,000,000	929,389
Southeast Alabama State Gas Supply District Revenue Bonds, Series A, Project No. 2, 4.00%, 6/01/24(a)(b)(c)	600,000	591,798
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B-1, Project No. 4, 5.00%, 8/01/28(a)(b)(c)	150,000	147,681
	Par	Value
Alabama (Continued)

Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	$410,000	$ 333,192
University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	375,000	394,564
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	523,525
		8,915,343
Arizona – 1.1%
Arizona State Industrial Development Authority Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds,
4.00%, 7/01/51	175,000	124,685
4.00%, 7/01/61	250,000	168,472

Chandler IDA Industrial Development Variable Revenue Bonds (AMT), Intel Corp., Project, 2.70%, 8/14/23(a)(b)(c)	500,000	493,748
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group, 5.00%, 1/01/27	475,000	500,804
Phoenix Civic Improvement Corp., Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/01/28	490,000	492,256
5.00%, 7/01/30	250,000	250,738

Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(d)	240,000	228,287
Pima County IDA Education Revenue Refunding Bonds, Series A, 4.00%, 12/15/24(d)	390,000	381,314

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Arizona (Continued)

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Salt River Project, 5.00%, 1/01/32	$ 400,000	$ 434,787
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/01/45	500,000	517,017
		3,592,108
Arkansas – 1.1%
Arkansas State Development Finance Authority Multi Family Housing Variable Revenue Bonds, The Cottages Apartments (Housing & Urban Development Sector 8 Program), 1.25%, 12/01/23(a)(b)(c)	3,000,000	2,918,975
Bentonville Sales & Use Tax Revenue Refunding Bonds, Series B, 1.05%, 11/01/46	560,000	538,001
		3,456,976
California – 7.9%
Anaheim Housing & Public Improvement Authority Revenue Bonds, Series A, 5.00%, 10/01/50	900,000	917,889
Anaheim Public Financing Authority Lease Revenue Refunding Bonds, Series A, Prerefunded, 5.00%, 5/01/24(e)	250,000	256,736
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 0.90%), 3.28%, 5/01/23(a)(c)	700,000	700,629
Bay Area Toll Bridge Authority Variable Revenue Refunding Bonds, San Francisco Bay,
(SIFMA Municipal Swap Index Yield + 0.28%), 2.66%, 4/01/24(a)(c)	250,000	248,475
(SIFMA Municipal Swap Index Yield + 0.45%), 2.83%, 4/01/26(a)(c)	2,000,000	1,965,884
	Par	Value
California (Continued)

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	$ 238,802	$ 225,853
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	580,000	547,099
California State GO Unlimited Bonds, 4.25%, 9/01/52	125,000	116,763
California State GO Unlimited Refunding Bonds,
4.00%, 10/01/37	300,000	291,067
4.00%, 11/01/37	1,400,000	1,358,335
5.00%, 4/01/42	880,000	935,317

California State Health Facilities Financing Authority Revenue Bonds, City of Hope Obligated Group, 5.00%, 11/15/49	500,000	477,377
California State Health Facilities Financing Authority Revenue Bonds, Series A, Adventist Health System/West, 5.00%, 3/01/25	2,720,000	2,727,190
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars Sinai Health System, 5.00%, 8/15/51	550,000	558,375
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds, 5.00%, 11/01/57	100,000	97,831
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 4.00%, 7/01/50	1,510,000	1,294,989
California State Municipal Finance Authority Refunding COPS, Series A, Palomar Health (AGM Insured), 11/01/52(f)	110,000	108,784

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	$ 330,000	$ 262,744
California State Municipal Finance Authority Revenue Refunding Bonds, Series A, Eisenhower Medical Center, 5.00%, 7/01/25	650,000	661,346
California State Municipal Finance Authority Senior Living Revenue Bonds, Mt. San Antonio Garden, 2.12%, 11/15/26	250,000	226,666
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC-West Village, 5.00%, 5/15/36	1,130,000	1,099,258
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	320,000	309,691
California State Municipal Finance Authority Student Housing Revenue Bonds, UCR North District Phase 1 (BAM Insured), 5.00%, 5/15/28	500,000	517,133
California State School Finance Authority Charter School Revenue Bonds, Series A, John Adams Academies, 5.00%, 7/01/52(d)	520,000	433,319
California State University Systemwide Revenue Bonds, Series C, 4.00%, 11/01/45	200,000	175,336
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	375,000	352,345
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	500,000	467,130
	Par	Value
California (Continued)

California Statewide Communities Development Authority Revenue Bonds, Series A, Enloe Medical Center (AGM Insured), 8/15/52(f)	$450,000	$445,009
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	227,028
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program, 5.00%, 9/02/34	100,000	101,635
California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	258,586
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	251,733
Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 8/01/42	250,000	249,521
CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Revenue Bonds, City of Orange, 4.00%, 3/01/57(d)	200,000	126,476
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Bonds, Series C, 5.00%, 1/15/26	200,000	202,545
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Refunding Bonds, Series C, 4.00%, 1/15/43	250,000	206,950

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

Fresno Airport Revenue Refunding Bonds, Series B (AMT) (BAM Insured), 5.00%, 7/01/28	$ 390,000	$ 391,491
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	510,000	512,540
Los Angeles Department of Airports Airport Subordinate Revenue Bonds, Series C (AMT), Los Angeles International Airport, 5.00%, 5/15/29	1,000,000	1,031,546
Mesa Water District COPS, 4.00%, 3/15/39	300,000	284,705
Newman-Crows Landing Unified School District GO Unlimited CABS, 0.00%, 8/01/25(g)	250,000	223,813
Port of Oakland Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 11/01/29	250,000	263,805
Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	150,000	151,543
Sacramento County Sanitation Districts Financing Authority Revenue Refunding Bonds, Series A, 5.00%, 12/01/44	500,000	502,033
Sacramento Railyards Community Facilities District No. 2018 Special Tax Bonds, 5.25%, 9/01/47(d)	550,000	509,252
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A, 4.00%, 7/01/37	300,000	269,174
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/39	525,000	518,853
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/01/44	250,000	242,566
	Par	Value
California (Continued)

Sunnyvale Financing Authority Lease Revenue Bonds, Green Bonds, Civic Center Project, 4.00%, 4/01/34	$ 865,000	$ 865,459
Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	595,000	581,670
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	101,005
		25,852,499
Colorado – 3.1%
Aurora Crossroads Metropolitan District No. 2 Senior Lien GO Limited Bonds, Series A, 5.00%, 12/01/40	500,000	435,482
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/25	485,000	498,465
5.00%, 3/15/26	510,000	528,851
5.00%, 3/15/29	590,000	625,468
5.00%, 3/15/30	310,000	329,985
5.00%, 3/15/35	590,000	614,903

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	930,510
Colorado State Bridge Enterprise Revenue Bonds (AMT), Central 70 Project, 4.00%, 12/31/24	630,000	629,178
Colorado State COPS,
6.00%, 12/15/40	1,000,000	1,144,367
6.00%, 12/15/41	500,000	571,214
Colorado State COPS, Series A,
4.00%, 12/15/35	1,250,000	1,183,387
4.00%, 12/15/36	200,000	188,279

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	$500,000	$ 497,365
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds, 5.00%, 12/01/40	250,000	239,630
E-470 Public Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 9/01/40	810,000	804,209
Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	507,184
Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/23	180,000	181,124
University of Colorado Enterprise Variable Revenue Bonds, Series C, Green Bond, 2.00%, 10/15/24(a)(b)(c)	250,000	241,403
		10,151,004
Connecticut – 1.6%
Bridgeport GO Unlimited Bonds, Series A, 5.00%, 8/01/27	275,000	291,492
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 4.00%, 7/01/42	250,000	206,188
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-1, 5.00%, 1/01/25(a)(b)(c)	500,000	513,489
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	220,131
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	419,251
	Par	Value
Connecticut (Continued)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
5.00%, 7/01/24	$ 240,000	$ 239,979
5.00%, 7/01/25	260,000	259,680
5.00%, 7/01/31	500,000	487,372
4.00%, 7/01/39	120,000	94,664
4.00%, 7/01/49	100,000	70,797

Connecticut State HFA Mortgage Finance Program Variable Revenue Bonds, Series A-4, Social Bonds, (SIFMA Municipal Swap Index Yield + 0.30%), 2.68%, 11/15/24(a)(c)	1,000,000	994,982
Hamden GO Unlimited Refunding Bonds, Series A (BAM Insured), 5.00%, 8/01/24	500,000	511,852
Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	104,627
Hartford County Metropolitan District GO Unlimited Bonds, 5.00%, 7/15/35	750,000	792,800
		5,207,304
Delaware – 0.3%
Delaware River & Bay Authority Revenue Refunding Bonds, 5.00%, 1/01/34	530,000	573,067
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	235,695
5.00%, 7/01/48	100,000	83,225
		891,987
District of Columbia – 1.3%
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	315,828
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	86,279

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
District of Columbia (Continued)
District of Columbia Revenue Refunding Bonds, National Public Radio, Prerefunded, 4.00%, 4/01/26(e)	$ 250,000	$ 255,197
District of Columbia University Revenue Refunding Bonds, Georgetown University, 5.00%, 4/01/29	350,000	361,816
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Bonds, Series A, Prerefunded, 5.00%, 10/01/23(e)	650,000	660,234
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/46	500,000	488,307
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	317,913
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/01/25	1,000,000	1,027,734
5.00%, 10/01/43	500,000	491,610

Washington Metropolitan Area Transit Authority Gross Revenue Bonds, 5.00%, 7/01/43	300,000	306,338
		4,311,256
Florida – 3.6%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	476,094
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	742,747
Capital Trust Agency Sustainability Revenue Bonds, The Marie, 4.00%, 6/15/24(d)	105,000	102,254
	Par	Value
Florida (Continued)
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, 5.00%, 7/01/42	$ 350,000	$ 357,788
Collier County Water-Sewer District Revenue Bonds, 4.00%, 7/01/40	500,000	467,462
Davie Educational Facilities Revenue Bonds, Series B, Nova Southeastern University Project , Prerefunded, 5.00%, 4/01/23(e)	250,000	251,854
Florida State Board of Education Public Education GO Unlimited Refunding Bonds, Capital Outlay, Series E, 5.00%, 6/01/31	1,000,000	1,038,035
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A, 5.00%, 10/01/31	300,000	313,207
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT), 5.00%, 10/01/40	500,000	493,531
JEA Electric System Revenue Refunding Bonds, Series Three A, 4.00%, 10/01/37	1,395,000	1,276,946
Lee County Local Optional Gas TRB, 5.25%, 8/01/49	355,000	363,757
Lee Memorial Health System Hospital Revenue Refunding Bonds, Series A-1, 5.00%, 4/01/44	600,000	586,704
Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	804,486
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	250,000	236,995
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/33	500,000	497,865
Miami-Dade County COPS, Series A, 5.00%, 5/01/24(a)(b)(c)	300,000	306,581

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/01/30	$250,000	$ 255,036
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2,
0.00%, 10/01/25(g)	125,000	107,761
0.00%, 10/01/26(g)	275,000	224,323
0.00%, 10/01/27(g)	360,000	277,542

Sarasota County Public Hospital District Revenue Bonds, Sarasota Memorial Hospital Project, 5.00%, 7/01/52	250,000	241,581
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center,
5.00%, 7/01/25	150,000	154,408
5.00%, 7/01/26	125,000	129,455
5.00%, 7/01/27	125,000	129,933

Village Community Development District No. 13 Special Assessment Bonds, Limited Offering, 2.62%, 5/01/24	245,000	235,651
Village Community Development District No. 14 Special Assessment Revenue Bonds, 5.50%, 5/01/53	240,000	235,820
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	504,604
Wildwood Utility Dependent District Senior Lien Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/41	465,000	483,194
Wildwood Utility Dependent District Subordinate Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/36	400,000	428,571
		11,724,185
	Par	Value
Georgia – 2.3%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds, Series C, 5.00%, 7/01/40	$365,000	$380,294
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	205,841
Bartow County Development Authority Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 1.80%, 9/01/29(b)(c)	250,000	214,130
Bartow County Development Authority Variable Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 2.75%, 3/15/23(a)(b)(c)	500,000	497,721
Brookhaven Development Authority Revenue Bonds, Children's Healthcare Of Atlanta, 5.00%, 7/01/38	350,000	358,156
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	200,000	209,510
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	502,329
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	530,541
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	152,393
Main Street Natural Gas Inc., Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/01/23	355,000	354,639
4.00%, 12/02/24(a)(b)(c)	100,000	99,371

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A, 4.00%, 9/01/27(a)(b)(c)	$1,000,000	$ 966,065
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series C, 4.00%, 11/01/27(a)(b)(c)(d)	1,000,000	923,521
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 4.00%, 9/01/23(a)(b)(c)	370,000	369,210
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B, 5.00%, 6/01/29(a)(b)(c)	200,000	196,215
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/01/23(a)(b)(c)	250,000	249,318
Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	500,000	518,143
Private Colleges & Universities Authority Revenue Refunding Bonds, Series B, Emory University, 4.00%, 9/01/40	1,000,000	908,397
		7,635,794
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/42	250,000	195,778
Illinois – 8.3%
Chicago Board Of Education GO Unlimited Bonds, Series A, 5.00%, 12/01/38	500,000	455,342
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(g)	750,000	536,851
Chicago GO Unlimited Bonds, Series A, 5.50%, 1/01/49	100,000	96,642
	Par	Value
Illinois (Continued)
Chicago Heights Multifamily Variable Revenue Bonds, Olympic Village Apartments Project (FHA Insured/Housing & Urban Development Sector 8 Program), 2.87%, 8/01/25(a)(b)(c)	$ 500,000	$ 475,690
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	1,045,000	1,046,671
Chicago O'Hare International Airport Passenger Facility Charge Revenue Refunding Bonds (AMT), 5.00%, 1/01/32	500,000	500,081
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D (AMT), 5.00%, 1/01/26	140,000	143,214
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds (AMT), 5.00%, 1/01/28	680,000	698,618
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	250,000	254,880
Chicago Park District GO Limited Tax Refunding Bonds, Series B,
5.00%, 1/01/24	175,000	177,703
5.00%, 1/01/26	395,000	398,417

Chicago Special Assessment Refunding Bonds, Lakeshore East Project, 2.87%, 12/01/27(d)	254,000	223,670
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, 5.25%, 12/01/49	495,000	497,422
Chicago Wastewater Transmission Second Lien Revenue Bonds, 5.00%, 1/01/39	500,000	481,996
Cook County GO Unlimited Refunding Bonds, Series A, 5.00%, 11/15/25	1,000,000	1,038,647
Cook County Sales TRB, 5.00%, 11/15/37	500,000	500,317

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	$ 250,000	$ 226,888
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley Universtiy Project, 4.00%, 8/01/43	250,000	198,359
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	289,592
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	500,000	517,295
Illinois State GO Unlimited Bonds,
5.50%, 5/01/25	845,000	861,550
5.50%, 7/01/26	460,000	462,091
5.25%, 7/01/28	790,000	791,448
Illinois State GO Unlimited Bonds, Series B,
5.00%, 3/01/24	250,000	252,135
5.00%, 10/01/31	250,000	248,798

Illinois State GO Unlimited Bonds, Series D, 5.00%, 11/01/27	1,500,000	1,505,244
Illinois State GO Unlimited Refunding Bonds, Series A, 5.00%, 10/01/25	110,000	110,855
Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	250,000	250,433
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 3.38%, 5/15/25(a)(c)	500,000	500,489
Illinois State Sales Tax Junior Obligations Revenue Bonds, Series A (BAM Insured), 4.00%, 6/15/34	620,000	591,434
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	390,000	347,430
	Par	Value
Illinois (Continued)

Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/25(g)	$ 95,000	$ 84,967
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	406,011
Illinois State Toll Highway Authority Revenue Bonds, Series A, 5.00%, 1/01/46	750,000	754,818
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A, 5.00%, 1/01/40	500,000	512,060
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/01/31	525,000	564,645
Kane, Cook & Dupage Counties, Illinois School District, GO Unlimited Refunding Bonds, Series D, 5.00%, 1/01/28	215,000	217,267
Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Project (AGM Insured), 0.00%, 6/15/26(g)	250,000	214,523
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion,
4.00%, 12/15/42	375,000	303,394
4.00%, 6/15/52	245,000	182,194

Metropolitan Pier & Exposition Authority Revenue Refunding CABS, McCormick Place Expansion, 0.00%, 12/15/35(g)	150,000	72,346
Metropolitan Pier and Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project,
5.00%, 6/15/42	500,000	472,211
5.00%, 6/15/50	500,000	457,005

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)
Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured),
5.00%, 10/01/25	$ 325,000	$ 335,006
5.00%, 10/01/26	250,000	258,797

Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	390,000	396,307
Peoria GO Unlimited Refunding Bonds, Series C (AGM Insured), 5.00%, 1/01/27	2,000,000	2,107,064
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured), 5.75%, 6/01/34	750,000	841,744
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	350,000	368,539
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	220,728
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured),
5.00%, 12/01/25	300,000	312,722
4.00%, 12/01/39	250,000	236,619

Springfield Illinois Electric Senior Lien Revenue Refunding Bonds, 5.00%, 3/01/29	590,000	605,463
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
5.00%, 12/30/26	200,000	211,017
4.00%, 12/30/38	500,000	461,904
4.00%, 12/30/40	500,000	455,963

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	258,050
	Par	Value
Illinois (Continued)

Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Bonds (AGM Insured), 4.00%, 1/01/34	$ 650,000	$ 617,056
Will County Community School District No. 161 Summit Hill Refunding GO Unlimited Bonds, 4.00%, 1/01/24	470,000	472,755
		27,081,377
Indiana – 2.5%
Clarksville Sewage Works Revenue BANS, 2.75%, 12/11/23	125,000	123,227
Fort Wayne Redevelopment Authority Lease Rental Revenue Refunding Bonds, Grand Wayne Center Project (State Intercept Program), 4.00%, 2/01/26	760,000	772,559
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/25(g)	450,000	405,738
0.00%, 7/15/28(g)	900,000	715,210
0.00%, 1/15/29(g)	560,000	435,096

Indiana Finance Authority Educational Facilities Revenue Refunding Bonds, Series A, Depauw University Project, 5.50%, 7/01/52	255,000	259,298
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System, (SIFMA Municipal Swap Index Yield + 0.30%), 2.68%, 3/01/27(a)(c)	1,445,000	1,407,075
Knox Middle School Building Corp., Revenue Bonds (State Intercept), 5.00%, 1/15/27	440,000	466,387
Upland Economic Development Revenue Refunding Bonds, Taylor University Project, 4.00%, 9/01/24	570,000	571,386
Vinton-Tecumseh School Building Corp. Ad Valorem Property Tax First Mortgage Revenue Bonds (State Intercept),
4.00%, 7/15/26	530,000	537,361

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Indiana (Continued)
Vinton-Tecumseh School Building Corp. Ad Valorem Property Tax First Mortgage Revenue Bonds (State Intercept),
4.00%, 1/15/27	$ 540,000	$ 548,260
4.00%, 7/15/27	550,000	559,133

Warrick County, Indiana Environmental Improvement Variable Revenue Bonds (AMT), Vectren Energy Delivery, 0.88%, 9/01/23(a)(b)(c)	1,000,000	976,118
Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	290,000	294,267
		8,071,115
Kentucky – 1.7%
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	410,074
Kentucky Bond Development Corp. Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	155,000	161,440
Kentucky State Economic Development Finance Authority Health System Revenue Refunding Bonds, Norton Healthcare, Inc., Series B (NATL Insured), 0.00%, 10/01/24(g)	280,000	258,722
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	234,242
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living, 5.00%, 5/15/46	100,000	78,329
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	280,992
	Par	Value
Kentucky (Continued)
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A, 4.00%, 4/01/24(a)(b)(c)	$ 475,000	$ 469,222
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(a)(b)(c)	500,000	487,108
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/01/25(a)(b)(c)	650,000	639,696
Kentucky State University COPS, Kentucky State University Project (BAM Insured), 5.00%, 11/01/24	230,000	236,258
Louisville & Jefferson County Metro Government Pollution Control Revenue Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	1,500,000	1,250,326
Louisville & Jefferson County Metropolitan Government Health System Variable Revenue Bonds, Norton Healthcare, Inc., 5.00%, 10/01/26(a)(b)(c)	1,000,000	1,026,438
		5,532,847
Louisiana – 0.8%
East Baton Rouge Parish Sewerage Commission Revenue Refunding Bonds, Series A,
5.00%, 2/01/25	475,000	492,220
5.00%, 2/01/26	100,000	105,073

East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(a)(b)(c)	500,000	408,430
Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project,
5.00%, 10/01/25	250,000	253,360
5.00%, 10/01/26	215,000	218,206

Saint James Parish Variable Revenue Bonds, Nustar Logistics, 5.85%, 6/01/25(a)(b)(c)(d)	525,000	535,145

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Louisiana (Continued)

Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.00%, 4/01/23(a)(b)(c)	$ 600,000	$ 594,273
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(a)(b)(c)	125,000	113,781
		2,720,488
Maine – 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, 5.00%, 7/01/27	215,000	224,694
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Aid Withholding), 5.00%, 7/01/28	650,000	680,153
Maine State Finance Authority Student Loan Revenue Refunding Bonds (AMT) (AGM Insured), 5.00%, 12/01/24	500,000	511,198
		1,416,045
Maryland – 2.5%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	428,254
Department of Transportation Revenue Bonds (AMT), Baltimore Washington International, 4.00%, 8/01/37	250,000	221,332
Maryland Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	325,000	245,472
Maryland State Community Development Administration Department Housing Revenue Bonds, Series A, Woodside Gardens, 1.33%, 1/01/24(d)	2,000,000	1,943,619
	Par	Value
Maryland (Continued)
Maryland State Economic Development Corp. Private Activity Revenue Bonds (AMT), Purple Line Light Rail Project, Green Bond, 5.25%, 6/30/55	$1,000,000	$ 964,528
Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	483,824
Maryland State Economic Development Corp., Senior Lien Revenue Bonds, Annapolis Mobility & Resilience, 5.00%, 12/31/42	145,000	139,558
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	400,000	415,452
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Health System,
5.00%, 7/01/24	350,000	356,572
5.00%, 7/01/27	1,320,000	1,376,086

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare, 4.00%, 1/01/26	875,000	864,142
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	261,500
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	95,239
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Refunding Bonds, University of Maryland, 5.00%, 7/01/27(a)(b)(c)	200,000	208,427

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maryland (Continued)

Montgomery County Housing Opportunities Commission Multifamily & Reconstruction Development Revenue Bonds, Series C (FHA 542 (C) Insured), 2.85%, 1/01/51	$ 250,000	$ 158,660
Washington Country Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	165,532
		8,328,197
Massachusetts – 2.0%
Development Finance Agency Revenue Refunding Bonds, Lasell University,
4.00%, 7/01/25	235,000	228,169
4.00%, 7/01/26	240,000	230,027

Massachusetts Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	500,000	419,706
Massachusetts Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	377,837
Massachusetts State Consolidated Loan GO Limited Bonds, Series E, 5.25%, 9/01/48	500,000	518,794
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Series A, 5.00%, 1/01/23(a)(b)(c)	1,600,000	1,604,811
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series F, Lahey Clinic Obligated Group, 5.00%, 8/15/45	250,000	246,384
Massachusetts State Development Finance Agency Variable Revenue Refunding Bonds, Partners Healthcare, (SIFMA Municipal Swap Index Yield + 0.50%), 2.88%, 1/26/23(a)(c)	500,000	499,158
	Par	Value
Massachusetts (Continued)

Massachusetts State Development Financing Agency Variable Revenue Bonds, Partners Healthcare System, (SIFMA Municipal Swap Index Yield + 0.60%), 2.98%, 1/29/26(a)(c)(d)	$1,000,000	$ 989,536
Massachusetts State GO Limited Refunding Bonds, Series B, 5.00%, 7/01/34	1,350,000	1,456,964
		6,571,386
Michigan – 2.3%
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured),
5.00%, 7/01/43	100,000	98,959
5.00%, 7/01/48	200,000	194,674

Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	51,055
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	201,562
Gerald R. Ford International Airport Authority Revenue Bonds (AMT) (County Gtd), 5.00%, 1/01/51	525,000	529,781
Great Lakes Water Authority Sewage Disposal System Second Lien Revenue Refunding Bonds, Series C, 5.00%, 7/01/36	495,000	507,603
Michigan Finance Authority Revenue Bonds, Local Government Loan Program, 5.00%, 7/01/33	350,000	356,198
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technological University, 4.00%, 2/01/27	185,000	174,642
Michigan State Finance Authority Local Government Loan Program Revenue Refunding Bonds,
5.00%, 7/01/29	425,000	435,971
4.50%, 10/01/29	250,000	241,581

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Michigan (Continued)

Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group, 4.00%, 12/01/35	$ 515,000	$ 475,145
Michigan State Finance Authority Variable Revenue Bonds, Bronson Healthcare Group, 3.50%, 11/15/22(a)(b)(c)	250,000	250,003
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont Spectrum, (SIFMA Municipal Swap Index Yield + 0.75%), 3.13%, 4/15/27(a)(c)	1,500,000	1,487,384
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, 5.00%, 11/15/47	420,000	411,356
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 1.80%, 10/01/24(a)(b)(c)	500,000	476,710
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bond, 4.00%, 10/01/26(a)(b)(c)	100,000	95,251
Northern University General Revenue Refunding Bonds, Series A, 5.00%, 12/01/27	590,000	628,628
Wayne County Airport Authority Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 12/01/26	500,000	522,826
Wayne University Revenue Refunding Bonds, Series A (BAM, TCRS Insured), 5.00%, 11/15/27	300,000	313,197
		7,452,526
	Par	Value
Minnesota – 0.4%
City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(b)(c)(d)	$ 250,000	$ 243,591
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A, 4.00%, 12/01/27(a)(b)(c)	1,125,000	1,083,137
		1,326,728
Mississippi – 0.2%
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	270,758
Mississippi State Hospital Equipment & Facilities Authority Revenue Refunding Bonds, Forrest Country General Hospital Project, 5.00%, 1/01/24	400,000	405,950
		676,708
Missouri – 0.7%
Central Southwest Community College District COPS,
5.00%, 3/01/26	225,000	235,236
5.00%, 3/01/27	225,000	237,650
Missouri Health & Educational Facilities Authority Revenue Refunding Bonds,
5.00%, 2/15/26	200,000	204,065
5.00%, 2/15/27	215,000	220,440
5.00%, 2/15/28	250,000	257,433
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc.,
5.00%, 11/15/23	150,000	152,157
5.00%, 11/15/30	250,000	256,818
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc.,
4.00%, 8/01/24	320,000	315,319

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Missouri (Continued)
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc.,
4.00%, 8/01/26	$ 200,000	$ 193,031

Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	500,000	399,829
		2,471,978
Nebraska – 0.6%
Douglas County Educational Facilities Variable Revenue Refunding Bonds, Creighton University Project, (SIFMA Municipal Swap Index Yield + 0.53%), 2.91%, 9/01/26(a)(c)	740,000	727,864
Douglas County Hospital Authority No. 2 Revenue Bonds, Children's Hospital Obligated Group, 5.00%, 11/15/25(a)(b)(c)	600,000	620,611
Gretna COPS, 5.00%, 12/15/25	500,000	514,196
		1,862,671
Nevada – 2.0%
Clark County Pollution Control Revenue Refunding Bonds, Southern California Edison Company, 2.10%, 6/01/31	250,000	198,378
Clark County School District GO Limited Refunding Bonds, Series E, 5.00%, 6/15/25	1,330,000	1,380,265
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	509,519
Director of the State of Nevada Department of Business & Industry Variable Revenue Bonds (AMT), Brightline Passenger, 0.85%, 1/26/23(a)(b)(c)(d)	2,500,000	2,477,410
	Par	Value
Nevada (Continued)
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B, 5.00%, 7/01/43	$ 250,000	$ 253,286
Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	1,000,000	1,028,666
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	100,000	77,225
Reno Sales Tax First Lien Revenue Refunding Bonds, Retrac-Reno Transportation Rail Access Corridor Project, 5.00%, 6/01/48	500,000	499,376
Sparks Nevada Tourism Improvement District No. 1 Sales Tax Senior Lien Revenue Refunding Bonds, Series A, 2.50%, 6/15/24(d)	150,000	143,794
		6,567,919
New Hampshire – 0.3%
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	696,412	642,420
National Finance Authority Revenue Bonds, Series A, 4.00%, 7/01/51	250,000	211,521
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	177,700
		1,031,641
New Jersey – 3.5%
Atlantic City Board Of Education GO Unlimited Refunding Bonds (AGM School Board Resource Fund Insured), 4.00%, 4/01/25	350,000	354,345
Garden State Preservation Trust Open Space & Farmland Preservation Revenue Bonds, Series A (AGM Insured), 5.75%, 11/01/28	1,170,000	1,248,430

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)
New Jersey Covid-19 GO Unlimited Emergency Bonds, 5.00%, 6/01/26	$ 385,000	$ 403,965
New Jersey Economic Development Authority Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	237,692
New Jersey EDA Revenue Bonds, Portal North Bridge Project NJ Transit, 5.25%, 11/01/41	235,000	236,587
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	182,256
5.12%, 6/15/43	350,000	329,331

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	224,444
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project,
5.00%, 1/01/24	150,000	150,148
5.37%, 1/01/43	100,000	95,952

New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	100,366
New Jersey State EDA Revenue Refunding Bonds, Series A, United Methodist Homes, 5.00%, 7/01/24(e)	100,000	102,512
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	300,000	277,096
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc. Project, 2.20%, 12/03/29(a)(b)(c)	775,000	648,121
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Valley Health System Obligated Group Series, 5.00%, 7/01/33	1,000,000	1,025,357
	Par	Value
New Jersey (Continued)

New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, Inspira Health Obligated Group, 5.00%, 7/01/30	$1,000,000	$1,019,218
New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, RWJ Barnajas Health Obligated Group, 5.00%, 7/01/26(a)(b)(c)	400,000	417,448
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds, Series B (AMT), 5.00%, 12/01/24	570,000	580,937
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	209,724
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	500,000	490,744
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	625,000	625,563
4.00%, 6/15/50	280,000	223,689

New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, 4.00%, 6/15/34	175,000	162,042
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding Bonds, 5.00%, 12/15/25	100,000	103,065
New Jersey State Turnpike Authority Revenue Bonds, Series A,
5.00%, 1/01/27	305,000	323,386
5.00%, 1/01/33	230,000	234,813

New Jersey State Turnpike Authority Revenue Bonds, Series B, 1/01/52(f)	350,000	364,122
New Jersey State Turnpike Authority Revenue Bonds, Series B, Prerefunded, 5.00%, 1/01/23(e)	135,000	135,413

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey State Turnpike Authority Turnpike Revenue Refunding Bonds, Series E, 5.00%, 1/01/31	$255,000	$ 269,934
New Jersey Turnpike Revenue Bonds, Series A, 4.00%, 1/01/42	240,000	217,828
Newark Housing Authority Port Newark Marine Terminal Rental Revenue Refunding Bonds, Additional Newark Redevelopment Project (NATL Insured), 5.25%, 1/01/24	500,000	503,732
		11,498,260
New Mexico – 0.3%
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan Project, 1.15%, 6/01/24(a)(b)(c)	250,000	237,842
New Mexico State Hospital Equipment Loan Council Variable Revenue Bonds, Series B, 5.00%, 8/01/25(a)(b)(c)	500,000	515,635
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds, Series A, 5.00%, 5/01/25(a)(b)(c)	275,000	280,788
		1,034,265
New York – 8.9%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(d)	500,000	426,340
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	230,551
Hempstead Town Local Development Corp. Revenue Refunding Bonds, Adelphi University Project,
5.00%, 6/01/27	300,000	312,054
5.00%, 6/01/28	500,000	523,538
	Par	Value
New York (Continued)

Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	$ 250,000	$ 175,137
Hudson Yards Infrastructure Corp. Revenue Refunding Bonds, Second Indenture Series, Fiscal 2022, Green Bonds, 4.00%, 2/15/43	1,000,000	866,387
Long Beach GO Limited Bonds, Series A, 5.00%, 9/01/28	665,000	681,731
Long Island Power Authority Electric System Variable Revenue Bonds, Series B, 1.65%, 9/01/24(a)(b)(c)	1,650,000	1,572,143
Metropolitan Transportation Authority Variable Revenue Bonds, Subseries D-1, (SOFR + 0.33%), 2.37%, 4/01/24(a)(c)	950,000	922,062
Metropolitan Transportation Authority, New York Transportation Variable Rate Revenue Refunding Bonds, Subseries G-3, (SIFMA Municipal Swap Index Yield + 0.43%), 2.81%, 2/01/25(a)(c)	1,000,000	970,886
Monroe County Industrial Development Agency School Facility Revenue Bonds, Rochester Schools Modernization Project (State Aid Withholding), 5.00%, 5/01/35	800,000	855,769
Monroe County Industrial Development Corp., Revenue Bonds, University of Rochester Project, 4.00%, 7/01/50	1,000,000	833,730
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 4.00%, 11/01/40	400,000	360,794
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, 4.00%, 5/01/36	1,000,000	942,463

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

New York City Transitional Finance Authority Revenue Bonds, Sub Series C-2, 5.00%, 5/01/32	$1,000,000	$1,056,022
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series F-1, 5.00%, 2/01/47	625,000	635,742
New York GO Unlimited Bonds, Series 1, 4.00%, 8/01/27	625,000	641,422
New York GO Unlimited Bonds, Series A-1, 5.25%, 9/01/42	250,000	264,650
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	253,195
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	600,979
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Fordham University, 4.00%, 7/01/50	600,000	499,676
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	234,919
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/41	2,000,000	2,076,801
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Master Boces Program (State Aid Withholding), 5.00%, 8/15/26	455,000	478,548
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Northwell Health Obligated Group, 5.00%, 5/01/24(a)(b)(c)	1,250,000	1,266,369
	Par	Value
New York (Continued)

New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Memorial Sloan Kettering Cancer Center, 5.00%, 7/01/42	$200,000	$202,100
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Montefiore Obligated Group, 4.00%, 9/01/50	500,000	344,266
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E, Unrefunded Balance, 5.00%, 2/15/44	425,000	431,005
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series L-2 (SonyMA Insured), 0.75%, 11/01/25	500,000	452,121
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(d)	500,000	476,271
5.37%, 11/15/40(d)	150,000	142,602

New York State Liberty Development Corp., Revenue Refunding Bonds, Green Bonds, 4 World Trade Center Project, 1.20%, 11/15/28	500,000	400,937
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	242,768
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	241,617

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

New York State Transportation Development Corporation Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminal C&D Redevelopment Project, 5.00%, 10/01/35	$ 500,000	$ 480,645
New York State Urban Development Corp. Personal Income TRB, Series A, 5.00%, 3/15/41	250,000	258,317
New York State Urban Development Corp. Revenue Refunding Bonds, Series E Group 3, 4.00%, 3/15/43	500,000	438,208
New York State Urban Development Corp., Personal Income TRB, Series A, 4.00%, 3/15/38	500,000	460,992
Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	254,778
Onondaga County Trust Cultural Resource Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/47	500,000	429,832
Onondaga County Trust Cultural Resources Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/41	250,000	225,751
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	843,430
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 218 (AMT), 5.00%, 11/01/31	1,065,000	1,081,243
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	433,598
	Par	Value
New York (Continued)

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds (AMT), 5.50%, 8/01/52	$ 600,000	$ 625,502
Port Authority of New York & New Jersey Revenue Bonds, Series 179, 5.00%, 12/01/25	750,000	764,010
Poughkeepsie City GO Limited Refunding Bonds, 4.00%, 4/15/25	440,000	439,039
Sales Tax Asset Receivable Corp., Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded, 5.00%, 10/15/24(e)	245,000	253,409
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, MTA Bridges and Tunnels, 4.00%, 11/15/54	1,300,000	1,062,408
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 5/15/47	250,000	255,957
Troy Capital Resource Corp. Revenue Bonds, Rensselaer Polytechnic Institutute Project, 4.00%, 9/01/33	100,000	92,293
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	84,146
		29,099,153
North Carolina – 1.3%
Greater Asheville Regional Airport Authority Airport System Revenue Bonds, Series A (AMT) (AGM Insured), 5.50%, 7/01/47	1,000,000	1,015,120
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University,
4.00%, 5/01/24	240,000	241,270
5.00%, 5/01/25	240,000	247,294
5.00%, 5/01/26	275,000	285,792

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Carolina (Continued)
North Carolina Medical Care Commission Retirement Facilities Revenue Bonds, The Forest At Duke Project,
4.00%, 9/01/33	$180,000	$ 160,209
4.00%, 9/01/34	185,000	162,857

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, 4.00%, 1/01/25	250,000	241,201
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, United Church Services, Prerefunded, 5.00%, 9/01/24(e)	155,000	159,390
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	86,890
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	400,000	299,580
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	504,242
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	550,000	527,876
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS, 5.00%, 2/01/24	200,000	202,417
		4,134,138
North Dakota – 0.6%
Cass County Joint Water Resource District GO Unlimited Bonds, Series A, 0.48%, 5/01/24	600,000	560,924
	Par	Value
North Dakota (Continued)
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	$ 500,000	$ 510,468
Watford City North Dakota State Aid Certificates Indebtedness Revenue Refunding Bonds (AGM Insured), 3.00%, 12/01/23	800,000	787,733
		1,859,125
Ohio – 2.9%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital,
5.00%, 11/15/26	350,000	360,544
5.00%, 11/15/27	370,000	381,987

Allen County Ohio Hospital Facilities Revenue Refunding Bonds, Bon Secours Mercy Health, Inc., 5.00%, 12/01/28	400,000	423,201
Allen County Ohio Hospital Facilities Variable Revenue Bonds, Bon Secours Mercy Health, Inc., 5.00%, 8/03/27(a)(b)(c)	1,500,000	1,571,710
Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	900,000	757,471
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	171,358
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum Of Natural History Project,
5.00%, 7/01/25	125,000	129,379
5.00%, 7/01/26	125,000	130,583
5.00%, 7/01/27	125,000	131,561
5.00%, 7/01/28	155,000	164,147

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)

Cleveland-Cuyahoga County Port Authority Financing Senior Tax Allocation Increment Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(d)	$250,000	$181,711
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	446,965
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	168,236
5.00%, 12/01/36	305,000	298,569

Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project, 5.00%, 11/15/41	250,000	260,884
Lancaster Port Authority Gas Revenue Refunding Bonds, Series A, 5.00%, 2/01/25(a)(b)(c)	225,000	227,665
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.12%, 12/01/49	100,000	83,358
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	244,733
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	500,000	435,460
Ohio State Air Quality Development Authority Revenue Refunding Bonds (AMT), American Electric Power Company Project, 2.10%, 10/01/24(a)(b)(c)	500,000	474,687
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Ohio Valley Electric Corp., 3.25%, 9/01/29	50,000	44,474
	Par	Value
Ohio (Continued)

Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Duke Energy Corp., Project, 4.25%, 6/01/27(a)(b)(c)	$250,000	$ 243,898
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	909,553
Ohio State Higher Educational Facility Commission Healthcare Revenue Bonds, Ashtabula County Medical Center Obligated Group, 5.00%, 1/01/26	100,000	101,290
Ohio State Higher Educational Facility Commission Hospital Variable Revenue Refunding Bonds, Cleveland Clinic, 1.53%, 11/01/22(a)(c)(h)	200,000	200,000
Ohio State Higher Educational Facility Commission Revenue Refunding Bonds, Otterbein University 2022 Project, 4.00%, 12/01/46	500,000	396,518
Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	149,423
United Local School District COPS (BAM Insured), 3.00%, 12/01/23	330,000	326,644
		9,416,009
Oklahoma – 0.9%
Bryan County School Finance Authority Educational Facilities Lease Revenue Refunding Bonds, Durant Public Schools Project, 4.00%, 12/01/23	620,000	623,608
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/27	500,000	513,466

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oklahoma (Continued)
Kingfisher Special Projects Authority Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, 4.00%, 3/01/24	$600,000	$ 603,953
Oklahoma County Finance Authority Revenue Refunding Bonds, Series A, Epworth Villa Project, 5.88%, 4/01/30	50,000	30,000
Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project, 5.00%, 8/01/24	590,000	590,786
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	504,601
		2,866,414
Oregon – 1.6%
Klamath Falls Intercommunity Hospital Authority Revenue Refunding Bonds, Sky Lakes Medical Center Project, 4.00%, 9/01/25	550,000	548,376
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	492,106
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Adventist Health System, 5.00%, 3/01/25(a)(b)(c)	500,000	498,969
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Terwilliger Plaza-Parkview Project, Green Bond Series, 0.95%, 6/01/27	500,000	428,008
Multnomah County School District No. 1J Portland GO Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/24	250,000	256,762
	Par	Value
Oregon (Continued)
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	$1,000,000	$ 976,784
Port of Morrow GO Limited Refunding Bonds, Series D,
4.00%, 12/01/26	170,000	171,467
4.00%, 12/01/27	240,000	241,841

Port of Portland Airport Revenue Refunding Bonds, Portland International Airport, 5.00%, 7/01/40	615,000	637,909
Port of Portland Airport Revenue Refunding Bonds, Portland International Airport (AMT), 5.00%, 7/01/25	750,000	767,645
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project,
5.00%, 5/15/24	110,000	109,885
5.00%, 5/15/27	260,000	256,680
		5,386,432
Pennsylvania – 3.9%
Allegheny County Sanitary Authority Revenue Bonds, Series B, 4.00%, 6/01/25	100,000	101,584
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5.00%, 5/01/42	250,000	220,321
Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	300,000	311,185
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(d)	185,000	149,354
Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	354,379

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)
Lehigh County General Purpose Authority Revenue Refunding Bonds, Muhlenberg College Project, (SIFMA Municipal Swap Index Yield + 0.58%), 2.96%, 11/01/24(a)(c)	$ 435,000	$ 434,303
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	637,131
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	1,500,000	1,373,407
Neshannock Township School District GO Limited Refunding Bonds, Series B (State Aid Withholding), 2.00%, 9/01/24	190,000	182,999
Oil City GO Unlimited Bonds, Series A (AGM Insured),
4.00%, 12/01/24	150,000	151,582
4.00%, 12/01/25	185,000	188,042

Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A, 5.00%, 7/01/38	500,000	493,076
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1,
5.00%, 4/15/24	1,200,000	1,225,402
5.00%, 4/15/25	200,000	206,448
4.00%, 4/15/45	500,000	407,664
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University,
5.00%, 9/01/39	500,000	503,741
5.00%, 9/01/45	250,000	244,404

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.37%, 10/01/25	710,000	677,023
	Par	Value
Pennsylvania (Continued)

Pennsylvania State Housing Finance Agency Special Limited Obligation MFH Revenue Bonds, Norris Homes Phase V, 1.40%, 1/01/23(a)(b)(c)	$1,000,000	$995,942
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.70%), 3.08%, 12/01/23(c)	500,000	500,037
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	510,000	516,644
5.00%, 7/01/33	400,000	399,205
5.00%, 7/01/35	155,000	151,960

Philadelphia Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 7/01/40	250,000	211,708
Philadelphia Authority for Industrial Development Temple University Revenue Refunding Bonds, Series 1-2015, 5.00%, 4/01/33	400,000	406,588
Philadelphia School District GO Limited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 9/01/33	500,000	515,865
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	300,000	311,631
5.00%, 5/01/28	215,000	224,795

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Asset Improvement Program, 5.25%, 6/01/47	250,000	264,313
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/24	115,000	113,913
4.00%, 11/15/25	115,000	113,255
4.00%, 11/15/26	125,000	122,084

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/27	$ 130,000	$ 125,450
4.00%, 11/15/28	105,000	100,112
		12,935,547
Puerto Rico – 1.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(d)	250,000	239,087
Puerto Rico Commonwealth Notes, 0.00%, 11/01/43(b)(c)	469,868	214,377
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
5.38%, 7/01/25	160,394	160,302
5.62%, 7/01/27	309,847	312,028
5.63%, 7/01/29	1,058,875	1,064,997
5.75%, 7/01/31	57,185	57,529
4.00%, 7/01/33	54,226	45,884
4.00%, 7/01/35	48,742	39,836
4.00%, 7/01/37	41,833	33,274
4.00%, 7/01/41	56,878	43,248
4.00%, 7/01/46	59,153	42,916
Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A,
0.00%, 7/01/24(g)	18,107	16,469
0.00%, 7/01/33(g)	69,785	35,462

Puerto Rico Electric Power Authority Power Revenue Bonds, Series TT, 5.00%, 7/01/37(i)	130,000	97,500
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1, 4.75%, 7/01/53	527,000	439,544
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/27(g)	225,000	175,211
	Par	Value
Puerto Rico (Continued)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/31(g)	$500,000	$ 305,132
0.00%, 7/01/46(g)	875,000	189,485
		3,512,281
Rhode Island – 0.2%
Providence GO Unlimited Refunding Bonds, Series A, 5.00%, 1/15/25	200,000	205,571
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	519,507
		725,078
South Carolina – 0.5%
Connector 2000 Association, Inc. Toll Road Revenue CABS, Senior Series A-1,
0.00%, 1/01/32(g)	511,272	255,608
0.00%, 1/01/42(g)	228,148	49,008
0.00%, 7/22/51(g)	265,293	24,896

South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	400,970
South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Bon Secours Mercy Health, 5.00%, 10/01/25(a)(b)(c)	850,000	877,117
		1,607,599
South Dakota – 0.2%
South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds,
4.00%, 4/01/26	375,000	379,853
4.00%, 4/01/27	425,000	431,634
		811,487

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Tennessee – 0.7%
Greeneville Health & Educational Facilities Board Revenue Refunding Bonds, Ballad Health Obligation Group, 5.00%, 7/01/31	$ 140,000	$ 140,253
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/40	400,000	390,766
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University, 3.00%, 10/01/24	215,000	207,456
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	1,000,000	982,786
Tennergy Corp. Gas Revenue Bonds, Series A, 4.00%, 9/01/28(a)(b)(c)	500,000	469,293
		2,190,554
Texas – 6.6%
Arlington Higher Education Finance Corp. Revenue Bonds, Riverwalk Education Foundation (PSF, Gtd), 5.00%, 8/15/47	500,000	512,531
Austin Airport System Revenue Bonds, Series A, 5.00%, 11/15/46	1,380,000	1,349,534
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	625,000	617,700
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	180,502
Central Texas Regional Mobility Authority Revenue Bonds, Series C, 5.00%, 1/01/27	275,000	282,072
	Par	Value
Texas (Continued)
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	$ 500,000	$ 473,638
Dallas Texas Hotel Occupancy Tax Revenue Refunding Bonds, 4.00%, 8/15/30	300,000	289,337
Dallas Texas Housing Finance Corp., Estates at Shiloh Revenue Bonds, 1.25%, 7/01/23(a)(b)(c)	500,000	491,656
Dallas-Fort Worth International Airport Improvement Revenue Bonds, Series B, 5.00%, 11/01/44	350,000	350,000
Dallas-Fort Worth International Airport Joint Improvement Revenue Bonds, Series C, 5.00%, 11/01/34	445,000	447,994
Dallas-Fort Worth International Airport Joint Revenue Refunding Bonds, Series A (AMT), 5.25%, 11/01/30	1,100,000	1,106,686
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	383,562
Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/26(a)(b)(c)	860,000	745,640
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, Grand Parkway System - First, 4.00%, 10/01/45	265,000	226,779
Harris County Cultural Education Facilities Finance Corp., Variable Revenue Bonds, Memorial Hermann Health System, 5.00%, 12/01/24(a)(b)(c)	1,000,000	1,025,014
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital, 4.00%, 10/01/38	350,000	320,017
Houston Airport System Revenue Bonds, Subseries A (AMT), 5.00%, 7/01/25	500,000	511,129

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	$ 175,000	$173,830
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	124,172
Houston Airport System Subordinate Revenue Refunding Bonds, Series B, 5.00%, 7/01/26	500,000	522,682
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	527,805
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services Corp. Project, 5.00%, 5/15/35	250,000	261,628
Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	485,855
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	81,706
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Westminster Manor Project, 5.00%, 11/01/31	250,000	249,105
Northside Texas Independent School District GO Unlimited Refunding Bonds (PSF, Gtd), 1.60%, 8/01/24(a)(b)(c)	340,000	325,277
Northside Texas Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 2.75%, 8/01/23(a)(b)(c)	1,000,000	989,474
	Par	Value
Texas (Continued)
Odessa Junior College District Consolidated Revenue Bonds (AGM Insured), 4.00%, 7/01/27	$ 435,000	$ 443,621
Port Arthur Certificates GO Limited Bonds (BAM Insured), 5.00%, 2/15/27	345,000	363,938
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	375,000	255,761
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	255,607
San Antonio Water Junior Lien Variable Revenue Bonds, Series A, 2.63%, 5/01/24(a)(b)(c)	1,125,000	1,111,673
Tarrant County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Health Resources System Obligation,
5.00%, 2/15/34	400,000	409,547
5.00%, 2/15/47	700,000	681,042

Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.12%, 12/01/45	545,000	425,725
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	236,773
Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	1,100,000	978,465
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/45	500,000	476,399
5.00%, 12/31/55	200,000	182,994

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	$ 750,000	$ 636,312
Texas State Transportation Commission Central Turnpike System Revenue Refunding Bonds, Series A, 5.00%, 8/15/39	750,000	772,635
Texas State Transportation Commission Central Turnpike System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 8/15/42	100,000	100,306
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	100,000	91,217
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(g)	480,000	334,824
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	491,371
University of Houston Revenue Refunding Bonds, Series A, 5.00%, 2/15/47	250,000	258,292
		21,561,827
Utah – 0.2%
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/47	805,000	766,915
Virginia – 3.0%
Chesapeake Bay Bridge & Tunnel District Revenue Bonds, First Tier General Resolution (AGM Insured), 5.00%, 7/01/41	1,000,000	1,020,968
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue BANS, 5.00%, 11/01/23	300,000	303,370
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue Bonds, 5.00%, 7/01/51	750,000	753,319
	Par	Value
Virginia (Continued)
Chesapeake Hospital Authority Hospital Facilities Revenue Refunding Bonds, Chesapeake Regional Medical Center, 5.00%, 7/01/31	$500,000	$516,340
Chesapeake Transportation System Senior Toll Road Revenue Bonds, Series A, 5.00%, 7/15/47	500,000	500,185
Fairfax County EDA Residential Care Facilities Revenue Bonds, Series A, Vinson Hall LLC, Prerefunded, 5.00%, 12/01/23(e)	200,000	203,586
Fairfax County EDA Residential Care Facilities Revenue Refunding Bonds, Series A, Goodwin House, Inc., 5.00%, 10/01/24(e)	150,000	157,240
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 5.00%, 5/15/23(a)(b)(c)	500,000	504,007
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System Project, 3.50%, 5/15/39	500,000	424,722
Fairfax County Water Authority Revenue Refunding Bonds, 5.00%, 4/01/45	500,000	517,216
Hampton Roads Transportation Accountability Commission Senior Lien Revenue Bonds, Series A, Prerefunded, 5.50%, 1/01/28(e)	300,000	331,234
James City County EDA Residential Care Facilities Variable Revenue Bonds, United Methodist Home, Prerefunded, 6.00%, 6/01/23(e)	99,579	100,960
Newport News Economic Development Authority Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	560,000	546,680

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Virginia (Continued)
University of Virginia Revenue Refunding Bonds, Series A, 5.00%, 4/01/47	$ 500,000	$ 518,044
Virginia Small Business Financing Authority Private Activity Revenue Bonds (AMT), Transform 66 P3 Project, 5.00%, 12/31/56	250,000	224,468
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project,
4.00%, 7/01/32	275,000	253,943
4.00%, 1/01/37	660,000	572,480
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express Lanes,
5.00%, 7/01/38	645,000	625,933
4.00%, 1/01/40	280,000	232,323
4.00%, 1/01/48	225,000	170,545

Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), I-495 Hot Lanes, 5.00%, 12/31/47	350,000	335,615
York County EDA PCR Bonds, Series A, Electric & Power, 1.90%, 6/01/23(a)(b)(c)	1,000,000	988,675
		9,801,853
Washington – 3.0%
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bond, Prerefunded, 5.00%, 11/01/25(e)	1,000,000	1,049,227
Energy Electric Revenue Refunding Bonds, Columbia Generating Station, 5.00%, 7/01/36	1,200,000	1,278,420
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	578,936
	Par	Value
Washington (Continued)
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	$ 250,000	$ 258,792
Port of Seattle Airport Intermediate Lien Revenue Bonds (AMT),
5.00%, 4/01/32	490,000	500,091
5.00%, 4/01/44	500,000	480,165

Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 8/01/47	250,000	238,151
Seattle Housing Authority Revenue Refunding Bonds, Northgate Plaza Project, 1.00%, 6/01/26	500,000	456,331
Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	458,867
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.25%), 2.63%, 11/01/26(a)(c)	750,000	731,115
Washington State GO Unlimited Bonds, Series C,
5.00%, 2/01/26	350,000	368,307
5.00%, 2/01/40	2,000,000	2,103,965

Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	469,602
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series B, Commonspirit Health, 5.00%, 8/01/26(a)(b)(c)	615,000	628,122
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	250,000	198,825
		9,798,916
Wisconsin – 1.8%
Clayton Town NANS, Series B,
2.00%, 6/01/24	100,000	95,562
2.00%, 6/01/25	225,000	208,786

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)

Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	$1,000,000	$1,003,791
Park Falls NANS, Series B, 3.00%, 3/01/25	975,000	958,713
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	100,000	84,220
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	466,345
5.00%, 6/15/49	150,000	136,320

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	301,811
PFA Hospital Revenue Refunding Bonds, Series A, WakeMed Hospital, 4.00%, 10/01/49	500,000	393,117
PFA Pollution Control Variable Revenue Refunding Bonds, Duke Energy Progress Project, 3.30%, 10/01/26(a)(b)(c)	500,000	488,514
PFA Revenue Bonds, Roseman University of Health System, 5.00%, 4/01/50(d)	250,000	208,385
Wisconsin Center District Appropriation Revenue Bonds, Milwaukee Arena Project, 5.00%, 12/15/27	200,000	210,850
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	218,409
	Par	Value
Wisconsin (Continued)

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B5, 5.00%, 12/03/24(a)(b)(c)	$1,000,000	$ 1,026,085
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health Credit Group, (SIFMA Municipal Swap Index Yield + 0.55%), 2.93%, 7/26/23(a)(c)	250,000	249,425
		6,050,333
Total Municipal Bonds (Cost $332,087,851)		298,102,046

	Par/Number of Shares
Short-Term Investments – 8.1%
Money Market Fund – 2.3%
Northern Institutional Funds - Treasury Portfolio (Premier), 2.48%(j)	7,685,298	7,685,298
Municipal Bonds – 5.8%
Atlantic City Board Of Education GO Unlimited Refunding Bonds (AGM School Board Resource Fund Insured), 4.00%, 4/01/23	300,000	300,904
Botetourt County Residential Care Facility Revenue Refunding Bonds, Series A, Glebe, Inc., 4.75%, 7/01/23	60,000	60,187
Capital Trust Agency Sustainability Revenue Bonds, The Marie, 4.00%, 6/15/23(d)	550,000	544,818
Chicago GO Unlimited Refunding Bonds, Series A, 5.00%, 1/01/23	400,000	400,465
Cleveland-Cuyahoga County Port Authority Euclid Avenue Development Corp., Revenue Refunding Bonds, 5.00%, 8/01/23	370,000	374,201

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public School, 5.00%, 8/15/23	$325,000	$328,109
E-470 Public Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 9/01/23	150,000	151,939
East Vincent GO Unlimited Refunding Bonds, 2.00%, 12/01/22	200,000	199,701
Grundy Kendall & Will Counties Community High School District No. 111 GO Unlimited Refunding Bonds, 4.00%, 5/01/23	175,000	175,486
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 4.00%, 9/01/23	185,000	185,815
Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network, 5.00%, 2/15/23	500,000	502,085
Illinois State GO Unlimited Bonds, 5.38%, 5/01/23	250,000	251,712
Illinois State Sales TRB, Build Illinois - Junior Obligation, 5.00%, 6/15/23	200,000	201,202
Indiana State Finance Authority Revenue Refunding Bonds, Valparaiso University Project, 5.00%, 10/01/23	585,000	590,627
Indianola GO Unlimited Capital Loan Notes, 3.00%, 6/01/23	195,000	194,629
Libertyville GO Unlimited Refunding Bonds, Series A, 3.00%, 12/15/22	235,000	234,806
Louisville Regional Airport Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/23	500,000	504,426
Madison, Macoupin Etc. Counties Community College District No. 536 GO Unlimited Refunding Bonds, Lewis & Clark Community (AGM Insured), 4.00%, 5/01/23	700,000	701,396
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Mcintosh County Educational Facilities Authority Lease Revenue Bonds, Checotah Public Schools Project, 2.00%, 9/01/23	$ 300,000	$ 293,926
Metropolitan Transportation Authority Revenue BANS, Series A-1, 5.00%, 2/01/23	750,000	752,513
Michigan State Finance Authority Revenue Refunding Bonds, Michigan Health, Escrowed to Maturity, 5.00%, 6/01/23	390,000	394,132
Missouri State Public Utilities Commission Revenue Notes, 0.75%, 8/01/23	2,000,000	1,943,426
Muskogee Industrial Trust Educational Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/23	900,000	908,535
New Jersey Economic Development Authority Revenue Refunding bonds, Series GGG, School Facilities Construction, 5.25%, 9/01/23(d)	1,500,000	1,518,857
New Jersey State EDA Revenue Refunding Bonds, Series XX, 5.00%, 6/15/23	170,000	171,370
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Bonds, Series A, 5.25%, 12/15/22	1,000,000	1,001,918
Newark Board of Education GO Unlimited Bonds, Sustainability Bonds (School Board Guaranty Program), 5.00%, 7/15/23	300,000	303,572
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 4.00%, 5/01/23	300,000	300,863
Oil City GO Unlimited Bonds, Series A (AGM Insured), 3.00%, 12/01/22	100,000	99,967

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Osage County Industrial Authority Use Tax Revenue BANS, 2.00%, 9/01/23	$1,500,000	$1,467,823
Pequea Valley School District GO Limited Bonds (State Aid Withholding), 2.00%, 5/15/23	175,000	173,295
PMA Levy & Aid TRANS, Series A, 4.00%, 8/24/23	500,000	501,641
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1, 5.25%, 7/01/23	30,130	30,175
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds, Series ZZ, 5.25%, 7/01/23(i)	175,000	131,250
Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/22	125,000	125,066
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, (SIFMA Municipal Swap Index Yield + 0.35%), 2.73%, 11/01/22(c)	900,000	900,000
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center, 5.00%, 7/01/23	150,000	151,328
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Wagoner County School Development Authority Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, 4.00%, 9/01/23	$1,060,000	$ 1,064,758
Wilkes-Barre Area School District GO Limited Bonds (BAM State Aid Withholding), 5.00%, 4/15/23	200,000	201,414
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Beloit Health System, Inc., 5.00%, 7/01/23	645,000	649,863
		18,988,200
Total Short-Term Investments (Cost $26,943,394)		26,673,498
Total Investments – 99.1% (Cost $359,031,245)		324,775,544
Other Assets less Liabilities – 0.9%		2,812,687
NET ASSETS – 100.0%		$327,588,231

Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable rate security. Rate as of October 31, 2022 is disclosed.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Maturity date represents the prerefunded date.
(f)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2022.
(g)	Zero coupon bond.
(h)	Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(i)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(j)	7-day current yield as of October 31, 2022 is disclosed.

Abbreviations:
AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
COPS	Certificates of Participation
EDA	Economic Development Administration
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	Government Obligation
Gtd	Guaranteed
HFA	Housing Finance Authority
IBC	Insured Bond Certificates
IDA	Industrial Development Association
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
MTA	Metropolitan Transportation Authority
NATL	National Interstate Insurance
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SOFR	United States Secured Overnight Financing Rate
SonyMA	State of New York Mortgage Agency
TCRS	Transferable Custodial Receipts
TRANS	Tax Revenue Anticipation Bonds
TRB	Tax Revenue Bonds
Municipal Issue Type (%)(a),(b)
Revenue Bonds	65.0
Special Tax Bonds	18.4
General Obligation Unlimited Bonds	8.1
General Obligation Limited Bonds	2.3
Certificates of Participation	1.4
Revenue Notes	1.3
Tax Allocation Bonds	0.2
Special Assessment Bonds	0.1
Total	96.8

(a)Percentages shown are based on Net Assets.
(b)Excludes Short-Term Money Market Fund Investments.
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$ —	$298,102,046	$—	$298,102,046
Short-Term Investments	7,685,298	18,988,200	—	26,673,498
Total Investments	$7,685,298	$317,090,246	$—	$324,775,544
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund
	Par	Value
Asset-Backed Securities – 35.0%
Automobile – 7.9%
American Credit Acceptance Receivables Trust,
Series 2022-1, Class B, 1.68%, 9/14/26(a)	$189,000	$180,917
Series 2021-4, Class C, 1.32%, 2/14/28(a)	296,000	281,036
Series 2022-1, Class C, 2.12%, 3/13/28(a)	389,000	362,479

BMW Vehicle Lease Trust, Series 2022-1, Class A4, 1.23%, 5/27/25	255,000	239,865
CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, 12/15/26	519,000	491,345
Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.14%, 8/15/32(a)	159,000	154,452
Drive Auto Receivables Trust,
Series 2021-3, Class B, 1.11%, 5/15/26	625,000	605,079
Series 2021-3, Class C, 1.47%, 1/15/27	625,000	593,456
Series 2021-2, Class C, 0.87%, 10/15/27	417,000	393,748
DT Auto Owner Trust,
Series 2021-4A, Class B, 1.02%, 5/15/26(a)	116,000	109,600
Series 2021-3A, Class C, 0.87%, 5/17/27(a)	149,000	139,478
Series 2021-4A, Class C, 1.50%, 9/15/27(a)	116,000	106,915
Series 2022-1A, Class C, 2.96%, 11/15/27(a)	162,000	152,970

Exeter Automobile Receivables Trust, Series 2021-4A, Class C, 1.46%, 10/15/27	356,000	330,601
Flagship Credit Auto Trust,
Series 2021-4, Class B, 1.49%, 2/15/27(a)	73,000	67,764
Series 2021-2, Class C, 1.27%, 6/15/27(a)	150,000	137,466
Ford Credit Auto Lease Trust,
Series 2021-B, Class B, 0.66%, 1/15/25	178,000	167,974
Series 2021-B, Class C, 0.90%, 5/15/26	176,000	165,587

Ford Credit Auto Owner Trust, Series 2022-A, Class A3, 1.29%, 6/15/26	279,000	265,065
	Par	Value
Automobile (Continued)
GM Financial Consumer Automobile Receivables Trust,
Series 2020-3, Class C, 1.37%, 1/16/26	$ 50,000	$ 47,024
Series 2022-1, Class A3, 1.26%, 11/16/26	244,000	231,208

Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/25(a)	626,000	568,759
Honda Auto Receivables Owner Trust, Series 2021-4, Class A3, 0.88%, 1/21/26	379,000	357,311
Hyundai Auto Lease Securitization Trust, Series 2022-A, Class A4, 1.32%, 12/15/25(a)	300,000	282,880
Hyundai Auto Receivables Trust, Series 2021-C, Class A3, 0.74%, 5/15/26	250,000	234,863
Prestige Auto Receivables Trust,
Series 2021-1A, Class B, 1.19%, 4/15/26(a)	323,000	304,376
Series 2021-1A, Class C, 1.53%, 2/15/28(a)	116,000	105,717

Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27	518,000	493,559
Santander Retail Auto Lease Trust,
Series 2022-A, Class A3, 1.34%, 7/21/25(a)	262,000	246,044
Series 2022-A, Class A4, 1.42%, 1/20/26(a)	157,000	145,501
Series 2022-A, Class B, 1.61%, 1/20/26(a)	86,000	79,056

Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 6/22/26	449,000	423,369
Westlake Automobile Receivables Trust,
Series 2021-2A, Class C, 0.89%, 7/15/26(a)	406,000	381,490
Series 2021-3A, Class B, 1.29%, 1/15/27(a)	599,000	569,626
Series 2021-3A, Class C, 1.58%, 1/15/27(a)	598,000	558,808
Series 2022-1A, Class C, 3.11%, 3/15/27(a)	448,000	422,434

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Automobile (Continued)

World Omni Auto Receivables Trust, Series 2020-C, Class C, 1.39%, 5/17/27	$ 50,000	$ 46,593
		10,444,415
Other – 26.9%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.93%, 12/20/30(a)(b)	891,000	801,359
ABPCI Direct Lending Fund ABS II LLC,
Series 2022-2A, Class A1, (3M CME Term SOFR + 2.10%, 2.10% Floor), 6.15%, 3/01/32(a)(b)(c)	224,000	219,085
Series 2022-2A, Class C, 8.24%, 3/01/32(a)(b)	935,000	861,401

ABPCI Direct Lending Fund CLO II LLC, Series 2017-1A, Class ER, (3M USD LIBOR + 7.60%, 7.60% Floor), 11.84%, 4/20/32(a)(c)	746,000	643,531
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M USD LIBOR + 1.95%, 1.95% Floor), 6.19%, 1/20/32(a)(c)	250,000	244,903
ABPCI Direct Lending Fund IX LLC, Series 2020-9A, Class A1R, (3M USD LIBOR + 1.40%, 1.40% Floor), 5.76%, 11/18/31(a)(c)	378,000	363,607
Blackrock Mount Adams CLO IX L.P., Series 2021-9A, Class A1, (3M USD LIBOR + 1.37%, 1.37% Floor), 4.97%, 9/22/31(a)(c)	259,000	251,160
CARS-DB4 L.P., Series 2020-1A, Class A1, 2.69%, 2/15/50(a)	144,818	134,361
Cerberus Loan Funding XXIX L.P., Series 2020-2A, Class A, (3M USD LIBOR + 1.90%, 1.90% Floor), 5.98%, 10/15/32(a)(c)	939,000	925,668
Cerberus Loan Funding XXV L.P., Series 2018-4RA, Class A1TR, (3M USD LIBOR + 1.53%, 1.53% Floor), 5.61%, 10/15/30(a)(c)	797,000	788,422
	Par	Value
Other (Continued)

Cerberus Loan Funding XXVI L.P., Series 2019-1A, Class AR, (3M USD LIBOR + 1.50%, 1.50% Floor), 5.58%, 4/15/31(a)(c)	$250,000	$241,947
Cerberus Loan Funding XXVIII L.P.,
Series 2020-1A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 5.93%, 10/15/31(a)(c)	711,266	704,805
Series 2020-1A, Class D, (3M USD LIBOR + 5.30%, 5.30% Floor), 9.38%, 10/15/31(a)(c)	764,000	727,482

Cerberus Loan Funding XXXI L.P., Series 2021-1A, Class A, (3M USD LIBOR + 1.50%, 1.50% Floor), 5.58%, 4/15/32(a)(c)	382,012	374,321
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 4/25/47(a)	876,960	811,326
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(a)	412,000	354,978
Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26(a)	381,000	372,270
Dell Equipment Finance Trust,
Series 2020-2, Class D, 1.92%, 3/23/26(a)	255,000	248,483
Series 2021-2, Class C, 0.94%, 12/22/26(a)	104,000	96,611

Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.47%, 4/15/49(a)	104,000	80,184
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(a)	282,000	227,948
Elm Trust,
Series 2020-3A, Class A2, 2.95%, 8/20/29(a)	134,000	127,256
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	332,000	313,301
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	113,000	105,433
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	338,000	315,108

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

FCI Funding, Series 2021-1A, Class A, 1.13%, 4/15/33(a)	$ 65,843	$ 64,061
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class A1TR, (3M USD LIBOR + 1.55%, 1.55% Floor), 5.63%, 10/15/33(a)(c)	954,000	906,328
Fortress Credit Opportunities XI CLO Ltd., Series 2018-11A, Class A1T, (3M USD LIBOR + 1.30%), 5.38%, 4/15/31(a)(c)	373,000	365,714
Fortress Credit Opportunities XVII CLO Ltd., Series 2022-17A, Class A, (3M CME Term SOFR + 1.37%, 1.37% Floor), 5.23%, 1/15/30(a)(c)	441,168	431,279
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	769,000	698,549
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	476,000	435,243
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	161,000	144,280
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	382,000	344,383
Series 2021-2A, Class A, 2.94%, 10/19/29(a)	796,000	661,340
Series 2021-2A, Class B, 3.99%, 10/19/29(a)	926,000	752,907

Golub Capital Partners CLO 36m Ltd., Series 2018-36A, Class A, (3M USD LIBOR + 1.30%), 4.13%, 2/05/31(a)(c)	562,000	546,473
Golub Capital Partners CLO Ltd.,
Series 2018-38A, Class C, (3M USD LIBOR + 2.80%, 2.80% Floor), 7.04%, 7/20/30(a)(c)	507,000	472,850
Series 2019-42A, Class A2, (3M USD LIBOR + 2.00%, 2.00% Floor), 6.24%, 4/20/31(a)(c)	472,000	462,969
	Par	Value
Other (Continued)

Gracie Point International Funding, Series 2021-1A, Class A, (1M USD LIBOR + 0.75%), 4.52%, 11/01/23(a)(c)	$402,845	$401,246
HPEFS Equipment Trust,
Series 2022-1A, Class A3, 1.38%, 5/21/29(a)	551,000	524,156
Series 2022-1A, Class B, 1.79%, 5/21/29(a)	226,000	211,001
Series 2022-1A, Class C, 1.96%, 5/21/29(a)	150,000	138,744

Ivy Hill Middle Market Credit Fund XVIII Ltd., Series 18A, Class E, (3M USD LIBOR + 7.75%, 7.75% Floor), 12.07%, 4/22/33(a)(c)	970,000	794,563
Lake Shore MM CLO III LLC,
Series 2019-2A, Class A1R, (3M USD LIBOR + 1.48%, 1.48% Floor), 5.56%, 10/17/31(a)(c)	202,000	197,021
Series 2019-2A, Class A2R, 2.52%, 10/17/31(a)	100,000	90,712

Lake Shore MM CLO IV Ltd., Series 2021-1A, Class X, (3M USD LIBOR + 1.18%, 1.18% Floor), 5.26%, 10/15/33(a)(c)	116,000	115,145
Legal Fee Funding LLC, Series 2006-1A, Class A, 8.00%, 7/20/36(a)	28,176	25,955
MCF CLO IX Ltd., Series 2019-1A, Class A1R, (3M CME Term SOFR + 1.50%, 1.50% Floor), 5.36%, 7/17/31(a)(c)	971,000	947,264
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.81%, 4/22/31(a)(b)	403,000	358,181
Series 2021-1A, Class B, 3.91%, 4/22/31(a)(b)	221,000	196,829

NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 9/15/53(a)	930,000	886,378
Oasis Securitization Funding LLC, Series 2021-1A, Class A, 2.58%, 2/15/33(a)	50,750	49,973

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Oportun Funding XIV LLC, Series 2021-A, Class A, 1.21%, 3/08/28(a)	$143,000	$130,374
Oportun Issuance Trust,
Series 2021-B, Class A, 1.47%, 5/08/31(a)	230,000	200,690
Series 2021-C, Class A, 2.18%, 10/08/31(a)	803,000	705,460

Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 6.04%, 4/20/32(a)(c)	400,000	388,679
Owl Rock CLO VI Ltd., Series 2021-6A, Class A, (3M USD LIBOR + 1.45%, 1.45% Floor), 4.98%, 6/21/32(a)(c)	915,000	881,745
Owl Rock Technology Financing LLC, Series 2020-1A, Class A, (3M USD LIBOR + 2.95%, 2.95% Floor), 7.03%, 1/15/31(a)(c)	788,000	760,208
Parliament CLO II Ltd., Series 2021-2A, Class A, (3M USD LIBOR + 1.35%, 1.35% Floor), 4.33%, 8/20/32(a)(c)	334,000	327,362
Parliament Funding II Ltd., Series 2020-1A, Class AR, (3M USD LIBOR + 1.25%, 1.25% Floor), 5.49%, 10/20/31(a)(c)	349,000	344,834
Pawneee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27(a)	150,692	143,579
PFS Financing Corp.,
Series 2020-E, Class B, 1.57%, 10/15/25(a)	747,000	714,053
Series 2020-G, Class A, 0.97%, 2/15/26(a)	531,000	499,230
Series 2020-G, Class B, 1.57%, 2/15/26(a)	100,000	93,953
Series 2021-A, Class A, 0.71%, 4/15/26(a)	367,000	342,480
Series 2021-A, Class B, 0.96%, 4/15/26(a)	100,000	93,044
Series 2021-B, Class A, 0.77%, 8/15/26(a)	317,000	287,902
Series 2021-B, Class B, 1.09%, 8/15/26(a)	101,000	91,808
Series 2022-A, Class A, 2.47%, 2/15/27(a)	899,000	830,648
	Par	Value
Other (Continued)
PRET LLC,
Series 2021-NPL6, Class A1, (Step to 5.49% on 12/25/24), 2.49%, 7/25/51(a)(d)	$ 244,621	$ 225,982
Series 2021-NPL5, Class A1, (Step to 5.49% on 11/25/24), 2.49%, 10/25/51(a)(d)	821,196	731,386
Pretium Mortgage Credit Partners I LLC,
Series 2021-NPL2, Class A1, (Step to 3.38% on 7/27/24), 1.99%, 6/27/60(a)(d)	343,391	315,355
Series 2021-NPL4, Class A1, (Step to 3.21% on 11/27/24), 2.36%, 10/27/60(a)(d)	689,696	636,234

SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	331,662	297,546
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58(a)	237,202	226,358
TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32(a)	71,798	70,510
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45(a)	140,000	122,745
VCAT LLC,
Series 2021-NPL1, Class A1, (Step to 5.29% on 1/25/24), 2.29%, 12/26/50(a)(d)	56,476	53,867
Series 2021-NPL2, Class A1, (Step to 5.12% on 3/26/24), 2.12%, 3/27/51(a)(d)	245,610	222,943
VCP CLO II Ltd.,
Series 2021-2A, Class E, (3M USD LIBOR + 8.41%), 12.49%, 4/15/31(a)(b)(c)	1,119,000	1,080,164
Series 2021-2A, Class A1, (3M USD LIBOR + 1.67%), 5.75%, 4/15/31(a)(b)(c)	817,000	794,537
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)	316,541	280,777
Series 2021-1A, Class B, 2.85%, 10/20/31(a)(b)	282,991	252,547

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

VOLT C LLC, Series 2021-NPL9, Class A1, (Step to 4.99% on 5/25/24), 1.99%, 5/25/51(a)(d)	$240,643	$ 216,021
VOLT XCIV LLC, Series 2021-NPL3, Class A1, (Step to 5.24% on 2/25/24), 2.24%, 2/27/51(a)(d)	329,961	286,095
VOLT XCV LLC, Series 2021-NPL4, Class A1, (Step to 5.24% on 3/25/24), 2.24%, 3/27/51(a)(d)	313,471	289,688
Woodmont Trust,
Series 2019-6A, Class A1R, (3M USD LIBOR + 1.48%, 1.48% Floor), 5.56%, 7/15/31(a)(c)	526,000	518,515
Series 2019-6A, Class A1R2, (3M USD LIBOR + 1.48%, 1.48% Floor), 5.56%, 7/15/31(a)(c)	250,000	245,676

Zais CLO 7 Ltd., Series 2017-2A, Class A, (3M USD LIBOR + 1.29%), 5.37%, 4/15/30(a)(c)	283,388	278,011
		35,539,500
Whole Loan – 0.2%
RCO VII Mortgage LLC, Series 2021-2, Class A1, (Step to 5.12% on 10/25/24), 2.12%, 9/25/26(a)(d)	235,809	220,631
Total Asset-Backed Securities (Cost $49,317,597)		46,204,546

	Number of Shares
Common Stocks – 0.7%
Real Estate Services – 0.3%
Copper Property CTL Pass Through Trust(e)	25,536	331,968
Retail - Discretionary – 0.0%(f)
J.C. Penney Earnout(e)*	3,405	18,728
Telecommunications – 0.0%(f)
Windstream Corp.(e)*	3,347	50,205
	Number of Shares	Value
Transportation & Logistics – 0.4%
PHI Group, Inc.	44,387	$554,837
Total Common Stocks (Cost $894,480)		955,738

	Par
Corporate Bonds – 2.2%
Asset Management – 0.8%
Golub Capital BDC, Inc., 3.37%, 4/15/24	$513,000	488,265
OWL Rock Core Income Corp., 4.70%, 2/08/27	660,000	580,402
		1,068,667
Commercial Support Services – 0.1%
Aramark Services, Inc., 6.38%, 5/01/25(a)	159,000	157,292
Home & Office Products – 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	315,000	299,451
Leisure Facilities & Services – 0.1%
Royal Caribbean Cruises Ltd., 11.50%, 6/01/25(a)	164,000	176,623
Specialty Finance – 0.5%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	761,000	646,753
Telecommunications – 0.5%
Consolidated Communications, Inc., 6.50%, 10/01/28(a)(g)	381,000	311,582
Frontier Communications Holdings LLC,
5.87%, 10/15/27(a)(g)	137,000	126,016
6.00%, 1/15/30(a)(g)	214,000	167,348
		604,946
Total Corporate Bonds (Cost $3,287,621)		2,953,732

Foreign Issuer Bonds – 0.5%
Canada – 0.4%
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 7/15/26(a)	470,000	479,341

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Ireland – 0.1%
Cimpress PLC, 7.00%, 6/15/26(a)	$175,000	$ 104,563
Total Foreign Issuer Bonds (Cost $610,953)		583,904

Mortgage-Backed Securities – 3.2%
Commercial Mortgage-Backed Securities – 1.1%
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class E, (1M USD LIBOR + 2.00%, 2.00% Floor), 5.41%, 9/15/36(a)(c)	242,000	222,471
Series 2021-VOLT, Class F, (1M USD LIBOR + 2.40%, 2.40% Floor), 5.81%, 9/15/36(a)(c)	370,000	336,791

Hawaii Hotel Trust, Series 2019-MAUI, Class C, (1M USD LIBOR + 1.65%, 1.65% Floor), 5.06%, 5/15/38(a)(c)	616,000	578,981
LoanCore Issuer Ltd., Series 2021-CRE4, Class A, (30D Average SOFR + 0.91%, 0.80% Floor), 3.71%, 7/15/35(a)(c)	100,310	98,279
VMC Finance LLC, Series 2021-HT1, Class A, (1M USD LIBOR + 1.65%, 1.65% Floor), 5.10%, 1/18/37(a)(c)	172,297	166,463
		1,402,985
Federal Home Loan Mortgage Corporation – 0.1%
Real Estate Mortgage Investment Conduits, Series 4162, Class P, 3.00%, 2/15/33	172,926	165,761
Federal National Mortgage Association – 0.2%
Interest Strip, Series 284, Class 1, 0.00%, 7/25/27(h)	68,973	62,677
Real Estate Mortgage Investment Conduits,
Series 2014-3, Class AM, 2.50%, 1/25/32	37,731	37,348
Series 2012-144, Class PD, 3.50%, 4/25/42	104,774	100,724
		200,749
Government National Mortgage Association – 0.3%
Series 2012-150, Class IO, 0.43%, 11/16/52(i)	706,599	6,874
	Par	Value
Government National Mortgage Association (Continued)
Series 2015-108, Class IO, 0.34%, 10/16/56(i)	$ 42,396	$ 1,224
Series 2015-7, Class IO, 0.48%, 1/16/57(i)	1,515,802	32,988
Series 2020-42, Class IO, 0.93%, 3/16/62(i)	1,435,675	93,148
Series 2020-43, Class IO, 1.26%, 11/16/61(i)	977,004	69,548
Series 2020-71, Class IO, 1.09%, 1/16/62(i)	1,272,025	89,231
Series 2020-75, Class IO, 0.87%, 2/16/62(i)	2,287,072	141,705
		434,718
Whole Loan – 1.5%
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.90%, 6/25/36(a)	126,023	118,687
CFMT LLC,
Series 2021-HB5, Class A, 0.80%, 2/25/31(a)(i)	238,510	228,514
Series 2021-HB7, Class A, 1.15%, 10/27/31(a)	149,535	139,501
Series 2021-HB7, Class M1, 2.12%, 10/27/31(a)	192,000	174,302
PRPM LLC,
Series 2021-2, Class A1, 2.12%, 3/25/26(a)(i)	243,764	224,645
Series 2021-9, Class A1, (Step to 5.36% on 11/25/24), 2.36%, 10/25/26(a)(d)	374,852	330,154
Series 2021-10, Class A1, (Step to 5.49% on 11/25/24), 2.49%, 10/25/26(a)(d)	369,229	334,757
Series 2021-11, Class A1, (Step to 5.49% on 12/25/24), 2.49%, 11/25/26(a)(d)	454,191	416,353
		1,966,913
Total Mortgage-Backed Securities (Cost $5,205,443)		4,171,126

Term Loans – 3.8%(c)
Advertising & Marketing – 0.3%
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan, (1M USD LIBOR + 3.25%, 0.75% Floor), 7.00%, 9/27/24	484,144	473,769

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Commercial Support Services – 0.9%
Cimpress PLC, Tranche B-1 Term Loan, (1M USD LIBOR + 3.50%, 0.50% Floor), 7.25%, 5/17/28	$268,600	$ 219,581
MediaCo Holding, Inc., Term Loan, (1M USD LIBOR + 7.50%, 1.00% Floor), 0.05%, 11/25/24(e)	672,997	625,887
Packers Holdings LLC, Initial Term Loan, (1M USD LIBOR + 3.25%, 0.75% Floor), 6.56%, 3/09/28	329,097	300,794
		1,146,262
Health Care Facilities & Services – 0.9%
GHX Ultimate Parent Corp., Initial Term Loan, (3M USD LIBOR + 3.25%, 1.00% Floor), 6.13%, 6/28/24	490,876	472,468
Heartland Dental LLC, 2021 Incremental Term Loan, (1M USD LIBOR + 4.00%), 7.58%, 4/30/25	492,817	463,248
PetVet Care Centers LLC, 2021 First Lien Replacement Term Loan, (1M USD LIBOR + 3.50%, 0.75% Floor), 7.25%, 2/14/25	321,045	300,338
		1,236,054
Insurance – 0.5%
Asurion LLC, New B-7 Term Loan, (1M USD LIBOR + 3.00%), 6.75%, 11/03/24	643,244	606,141
Retail - Discretionary – 0.0%(f)
J.C. Penney Corp., Inc., Term Loan, (j)	233,386	24
Software – 0.7%
Applied Systems, Inc., Closing Date Term Loan, (3M USD LIBOR + 3.00%, 0.50% Floor), 6.67%, 9/19/24	315,659	311,287
Azalea TopCo, Inc., Initial Term Loan, (1M USD LIBOR + 3.50%), 7.25%, 7/24/26	328,793	306,498
Polaris Newco LLC, Dollar Term Loan, (3M USD LIBOR + 4.00%, 0.50% Floor), 7.67%, 6/02/28	326,700	297,751
		915,536
	Par	Value
Telecommunications – 0.5%
Frontier Communications Corp., TLB, (3M USD LIBOR + 3.75%, 0.75% Floor), 7.44%, 5/01/28	$364,450	$ 343,625
Windstream Services II LLC, Initial Term Loan, (1M USD LIBOR + 6.25%, 1.00% Floor), 10.00%, 9/21/27	308,817	276,200
		619,825
Total Term Loans (Cost $5,298,783)		4,997,611

	Number of Shares
Warrants – 0.0%(f)
Telecommunications – 0.0%(f)
Windstream Services LLC (e)*	318	4,452
Total Warrants (Cost $146,140)		4,452

Investment Companies – 46.4%
Schwab Intermediate-Term U.S. Treasury ETF	296,270	14,422,424
Schwab Short-Term U.S. Treasury ETF	470,110	22,635,796
Vanguard Short-Term Corporate Bond ETF(g)	205,807	15,227,660
Vanguard Short-Term Inflation-Protected Securities ETF	186,006	8,881,786
Total Investment Companies (Cost $66,672,490)		61,167,666

	Par/Number of Shares
Short-Term Investments – 18.9%
Money Market Funds – 17.3%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.08%(k)(l)	14,335,971	14,335,971
Northern Institutional Funds - Treasury Portfolio (Premier), 2.48%(k)	8,519,658	8,519,658
		22,855,629

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par/Number of Shares	Value
U.S. Treasury Bills – 1.6%
U.S. Treasury Bill, 2.01%, 11/01/22(g)(m)	$1,050,000	$ 1,050,000
U.S. Treasury Bill, 1.91%, 11/03/22(m)	1,050,000	1,049,875
		2,099,875
Total Short-Term Investments (Cost $24,955,502)		24,955,504
Total Investments – 110.7% (Cost $156,389,009)		145,994,279
Liabilities less Other Assets – (10.7)%		(14,127,157)
NET ASSETS – 100.0%		$131,867,122
Percentages shown are based on Net Assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Restricted security that has been deemed illiquid. At October 31, 2022, the value of these restricted illiquid securities amounted to $4,564,102 or 3.46% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
ABPCI Direct Lending Fund ABS I Ltd., 4.93%, 12/20/30	12/16/20	$ 891,000
ABPCI Direct Lending Fund ABS II LLC, 6.15%, 3/1/32	2/15/22	224,000
ABPCI Direct Lending Fund ABS II LLC, 8.24%, 3/1/32	2/15/22	935,000
Monroe Capital ABS Funding Ltd., 2.81%, 4/22/31	2/18/21-3/25/21	402,757
Monroe Capital ABS Funding Ltd., 3.91%, 4/22/31	2/18/21	221,000
VCP CLO II Ltd., 12.49%, 4/15/31	2/5/21	1,085,430
VCP CLO II Ltd., 5.75%, 4/15/31	3/7/22	813,426
VCP RRL ABS I Ltd., 2.85%, 10/20/31	7/28/21	282,991

(c)	Variable rate security. Rate as of October 31, 2022 is disclosed.
(d)	Step coupon bond. Rate as of October 31, 2022 is disclosed.
(e)	Investment is valued using significant unobservable inputs (Level 3).
(f)	Amount rounds to less than 0.05%.
(g)	Security either partially or fully on loan.
(h)	Zero coupon bond.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2022 is disclosed.
(j)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(k)	7-day current yield as of October 31, 2022 is disclosed.
(l)	Security purchased with the cash proceeds from securities loaned (See Note 7).
(m)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
ABS	Asset-Backed Security
BDC	Business Development Company
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
IO	Interest Only
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	United States Secured Overnight Financing Rate
Strip	Separate Trading of Registered Interest and Principal
USD	United States Dollar
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$46,204,546	$ —	$ 46,204,546
Common Stocks	554,837	—	400,901	955,738
Corporate Bonds	—	2,953,732	—	2,953,732
Foreign Issuer Bonds	—	583,904	—	583,904
Mortgage-Backed Securities	—	4,171,126	—	4,171,126
Term Loans	—	4,371,724	625,887	4,997,611
Warrants	—	—	4,452	4,452
Investment Companies	61,167,666	—	—	61,167,666
Short-Term Investments	22,855,629	2,099,875	—	24,955,504
Total Investments	$84,578,132	$60,384,907	$1,031,240	$145,994,279
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund
	Par (a)	Value
Asset-Backed Securities – 0.3%
Other – 0.3%
AIG CLO LLC, Series 2021-2A, Class E, (3M USD LIBOR + 6.50%, 6.50% Floor), 10.74%, 7/20/34(b)(c)	$250,000	$214,524
Pikes Peak CLO 4, Series 2019-4A, Class ER, (3M USD LIBOR + 6.61%, 6.61% Floor), 10.69%, 7/15/34(b)(c)	250,000	200,132
Total Asset-Backed Securities (Cost $496,720)		414,656

	Number of Shares
Common Stocks – 0.1%
Cable & Satellite – 0.1%
Altice USA, Inc., Class A*	16,055	106,124
Engineering & Construction – 0.0%(d)
Mcdermott International Ltd.*	1,932	1,152
Oil & Gas Producers – 0.0%(d)
Battalion Oil Corp.*	363	4,766
Technology Services – 0.0%(d)
Clarivate PLC*	78	806
Total Common Stocks (Cost $338,428)		112,848

	Par (a)
Convertible Bonds – 1.4%
Biotechnology & Pharmaceuticals – 0.4%
BioMarin Pharmaceutical, Inc.,
0.60%, 8/01/24	140,000	140,000

1.25%, 5/15/27	335,000	335,134

Livongo Health, Inc., 0.87%, 6/01/25	100,000	86,200
		561,334
Cable & Satellite – 0.5%
DISH Network Corp.,
0.00%, 12/15/25(e)	105,000	70,686

3.38%, 8/15/26	950,000	656,925
		727,611
Entertainment Content – 0.0%(d)
Bilibili, Inc., 0.50%, 12/01/26(b)	90,000	52,425
	Par (a)	Value
Health Care Facilities & Services – 0.2%
Teladoc Health, Inc., 1.25%, 6/01/27	$385,000	$ 288,281
Internet Media & Services – 0.1%
Uber Technologies, Inc., 0.00%, 12/15/25(e)	205,000	169,312
Zillow Group, Inc., 1.38%, 9/01/26	25,000	24,875
		194,187
Leisure Facilities & Services – 0.1%
NCL Corp. Ltd., 1.12%, 2/15/27(b)	170,000	129,625
Penn Entertainment, Inc., 2.75%, 5/15/26	25,000	39,525
		169,150
Software – 0.0%(d)
RingCentral, Inc., 0.00%, 3/15/26(e)	55,000	41,937
Transportation & Logistics – 0.1%
Southwest Airlines Co., 1.25%, 5/01/25	180,000	221,310
Total Convertible Bonds (Cost $2,777,624)		2,256,235

	Number of Shares
Convertible Preferred Stocks – 0.3%
Technology Services – 0.1%
Clarivate PLC, 5.25%	2,694	123,143
Telecommunications – 0.2%
2020 Cash Mandatory Exchangeable Trust(b)(f)*	250	310,500
Total Convertible Preferred Stocks (Cost $504,162)		433,643

	Par (a)
Corporate Bonds – 40.4%
Advertising & Marketing – 0.0%(d)
CMG Media Corp., 8.88%, 12/15/27(b)	45,000	38,138
Aerospace & Defense – 0.6%
Boeing (The) Co.,
3.25%, 2/01/28	117,000	101,376
5.71%, 5/01/40	132,000	114,514
3.85%, 11/01/48	23,000	14,480
5.80%, 5/01/50	49,000	42,143
5.93%, 5/01/60	23,000	19,443

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Aerospace & Defense (Continued)
Lockheed Martin Corp.,
5.25%, 1/15/33	$ 34,000	$ 34,103
5.70%, 11/15/54	52,000	52,388
5.90%, 11/15/63	25,000	25,424

Moog, Inc., 4.25%, 12/15/27(b)	15,000	13,423
Raytheon Technologies Corp.,
4.45%, 11/16/38	65,000	55,661
4.50%, 6/01/42	67,000	56,946
4.80%, 12/15/43	7,000	5,996
4.35%, 4/15/47	48,000	38,613

Spirit AeroSystems, Inc., 4.60%, 6/15/28	195,000	139,659
TransDigm, Inc.,
8.00%, 12/15/25(b)	80,000	81,400
6.25%, 3/15/26(b)	150,000	147,961
5.50%, 11/15/27	70,000	63,854
		1,007,384
Asset Management – 0.6%
BlackRock, Inc., 2.10%, 2/25/32	118,000	90,088
Blackstone Holdings Finance Co. LLC,
2.00%, 1/30/32(b)	27,000	19,557
6.20%, 4/22/33(b)	59,000	58,899
2.85%, 8/05/51(b)	97,000	54,364

Blackstone Private Credit Fund, 4.00%, 1/15/29	36,000	29,306
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.37%, 12/15/25	90,000	87,367
6.25%, 5/15/26	90,000	86,445
5.25%, 5/15/27	470,000	433,053

KKR Group Finance Co. XII LLC, 4.85%, 5/17/32(b)	50,000	45,519
Main Street Capital Corp., 3.00%, 7/14/26	107,000	90,800
		995,398
Automotive – 1.4%
Dana, Inc., 4.25%, 9/01/30	35,000	28,033
Ford Motor Co., 3.25%, 2/12/32	285,000	213,984
Ford Motor Credit Co. LLC,
4.06%, 11/01/24	505,000	484,169
2.30%, 2/10/25	475,000	429,637

General Motors Co., 6.25%, 10/02/43	65,000	57,067
	Par (a)	Value
Automotive (Continued)
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(g)(h)	$220,000	$ 180,378
(3M USD LIBOR + 3.44%), 6.50%, 9/30/28(g)(h)	100,000	84,470
Goodyear Tire & Rubber (The) Co.,
4.88%, 3/15/27	180,000	163,800
5.00%, 7/15/29	5,000	4,336

Harley-Davidson Financial Services, Inc., 3.05%, 2/14/27(b)	141,000	120,209
Tenneco, Inc., 7.87%, 1/15/29(b)	45,000	44,456
Toyota Motor Credit Corp.,
4.40%, 9/20/24	245,000	242,772
4.45%, 6/29/29	60,000	57,615

Wheel Pros, Inc., 6.50%, 5/15/29(b)	55,000	25,888
		2,136,814
Banking – 2.8%
Bank of America Corp.,
(3M USD LIBOR + 0.78%), 3.55%, 3/05/24(h)	245,000	242,970
(SOFR + 0.69%), 0.98%, 4/22/25(h)	68,000	63,110
(SOFR + 0.65%), 1.53%, 12/06/25(h)	45,000	40,984
(3M USD LIBOR + 0.64%), 2.02%, 2/13/26(h)	178,000	162,821
(SOFR + 1.01%), 1.20%, 10/24/26(h)	28,000	24,300
(SOFR + 0.91%), 1.66%, 3/11/27(h)	130,000	112,368
(SOFR + 0.96%), 1.73%, 7/22/27(h)	51,000	43,612
(3M USD LIBOR + 1.51%), 3.70%, 4/24/28(h)	76,000	68,753
(3M USD LIBOR + 1.04%), 3.42%, 12/20/28(h)	87,000	76,800
(SOFR + 1.06%), 2.09%, 6/14/29(h)	6,000	4,855
(3M USD LIBOR + 1.31%), 4.27%, 7/23/29(h)	103,000	93,481
(3M USD LIBOR + 1.18%), 3.19%, 7/23/30(h)	85,000	71,109
(SOFR + 2.15%), 2.59%, 4/29/31(h)	60,000	47,373
(SOFR + 1.53%), 1.90%, 7/23/31(h)	208,000	154,285
(SOFR + 1.32%), 2.69%, 4/22/32(h)	176,000	136,022

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Banking (Continued)
Bank of America Corp.,
(SOFR + 1.22%), 2.30%, 7/21/32(h)	$ 78,000	$ 57,761
(SOFR + 1.33%), 2.97%, 2/04/33(h)	149,000	115,469
(SOFR + 1.83%), 4.57%, 4/27/33(h)	118,000	104,571
(SOFR + 2.16%), 5.01%, 7/22/33(h)	187,000	171,491
(5Y US Treasury CMT + 2.00%), 3.85%, 3/08/37(h)	130,000	104,155
(3M USD LIBOR + 1.32%), 4.08%, 4/23/40(h)	64,000	49,934
(SOFR + 1.93%), 2.68%, 6/19/41(h)	7,000	4,429
(3M USD LIBOR + 3.15%), 4.08%, 3/20/51(h)	22,000	16,344
Citigroup, Inc.,
(SOFR + 1.28%), 3.07%, 2/24/28(h)	34,000	29,975
(SOFR + 3.91%), 4.41%, 3/31/31(h)	41,000	36,587

Fifth Third Bancorp, (SOFR + 2.19%), 6.36%, 10/27/28(h)	29,000	29,119
JPMorgan Chase & Co.,
(3M CME Term SOFR + 0.58%), 0.97%, 6/23/25(h)	327,000	300,657
(SOFR + 1.16%), 2.30%, 10/15/25(h)	75,000	69,954
(SOFR + 0.92%), 2.60%, 2/24/26(h)	27,000	25,014
(SOFR + 1.85%), 2.08%, 4/22/26(h)	302,000	274,919
(3M USD LIBOR + 1.25%), 3.96%, 1/29/27(h)	58,000	54,315
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(h)	179,000	152,220
(SOFR + 0.89%), 1.58%, 4/22/27(h)	67,000	57,624
(SOFR + 0.77%), 1.47%, 9/22/27(h)	115,000	96,613
(SOFR + 1.17%), 2.95%, 2/24/28(h)	106,000	93,275
(SOFR + 1.89%), 2.18%, 6/01/28(h)	42,000	35,528
(SOFR + 1.02%), 2.07%, 6/01/29(h)	39,000	31,520
(3M USD LIBOR + 1.33%), 4.45%, 12/05/29(h)	126,000	114,917
(SOFR + 1.75%), 4.56%, 6/14/30(h)	10,000	9,160
	Par (a)	Value
Banking (Continued)
JPMorgan Chase & Co.,
(SOFR + 1.07%), 1.95%, 2/04/32(h)	$155,000	$ 113,536
(SOFR + 1.18%), 2.55%, 11/08/32(h)	33,000	24,904
(SOFR + 2.08%), 4.91%, 7/25/33(h)	139,000	126,478
(SOFR + 2.58%), 5.72%, 9/14/33(h)	94,000	87,627
(SOFR + 2.46%), 3.11%, 4/22/41(h)	43,000	29,430
(3M USD LIBOR + 1.38%), 3.96%, 11/15/48(h)	36,000	26,462
(SOFR + 2.44%), 3.11%, 4/22/51(h)	73,000	45,569

Truist Financial Corp., (3M USD LIBOR + 0.65%), 3.94%, 3/15/28(c)	106,000	95,934
U.S. Bancorp, (SOFR + 2.09%), 5.85%, 10/21/33(h)	203,000	202,315
Wells Fargo & Co.,
(SOFR + 2.10%), 4.90%, 7/25/33(h)	77,000	70,451
(SOFR + 2.53%), 3.07%, 4/30/41(h)	21,000	14,229
(SOFR + 4.50%), 5.01%, 4/04/51(h)	48,000	40,685
(SOFR + 2.13%), 4.61%, 4/25/53(h)	150,000	119,510
		4,375,524
Beverages – 0.1%
Keurig Dr Pepper, Inc., 4.50%, 4/15/52	28,000	22,004
PepsiCo, Inc.,
3.90%, 7/18/32	41,000	37,966
4.20%, 7/18/52	34,000	28,949
		88,919
Biotechnology & Pharmaceuticals – 1.3%
AbbVie, Inc.,
3.20%, 5/14/26	68,000	63,353
3.20%, 11/21/29	77,000	67,303
4.50%, 5/14/35	83,000	73,576
4.05%, 11/21/39	121,000	97,460
4.63%, 10/01/42	59,000	49,002
4.25%, 11/21/49	43,000	33,360
Amgen, Inc.,
2.20%, 2/21/27	59,000	52,379
2.45%, 2/21/30	36,000	29,670
2.30%, 2/25/31	22,000	17,611
3.15%, 2/21/40	96,000	68,359
4.20%, 2/22/52	27,000	20,613

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Biotechnology & Pharmaceuticals (Continued)
Amgen, Inc.,
4.87%, 3/01/53	$ 24,000	$ 20,415
Bausch Health Cos., Inc.,
6.12%, 2/01/27(b)	55,000	36,104
4.87%, 6/01/28(b)	135,000	82,687
6.25%, 2/15/29(b)	100,000	39,000
5.00%, 2/15/29(b)	5,000	1,952
5.25%, 1/30/30(b)	130,000	50,375
5.25%, 2/15/31(b)	350,000	137,375
Bristol-Myers Squibb Co.,
3.20%, 6/15/26	46,000	43,397
3.40%, 7/26/29	11,000	9,993
4.63%, 5/15/44	25,000	21,750
4.55%, 2/20/48	40,000	34,172
4.25%, 10/26/49	35,000	28,465
3.70%, 3/15/52	113,000	83,812
3.90%, 3/15/62	23,000	16,800

Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28(b)(f)(i)	100,000	4,500
Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc., 6.13%, 4/01/29(b)(i)	10,000	7,554
Gilead Sciences, Inc., 3.50%, 2/01/25	107,000	103,285
Johnson & Johnson,
3.63%, 3/03/37	61,000	52,150
5.85%, 7/15/38	43,000	45,125
2.10%, 9/01/40	40,000	26,276
3.70%, 3/01/46	22,000	17,491
Merck & Co., Inc.,
2.75%, 12/10/51	28,000	17,788
2.90%, 12/10/61	47,000	28,570

Mylan, Inc., 5.20%, 4/15/48	72,000	48,553
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.12%, 4/30/31(b)	240,000	203,825
Prestige Brands, Inc., 3.75%, 4/01/31(b)	35,000	28,070
Roche Holdings, Inc., 2.08%, 12/13/31(b)	200,000	158,314
Royalty Pharma PLC,
1.75%, 9/02/27	101,000	83,244
3.55%, 9/02/50	26,000	15,880

Utah Acquisition Sub, Inc., 5.25%, 6/15/46	14,000	9,566
Viatris, Inc.,
3.85%, 6/22/40	43,000	26,797
4.00%, 6/22/50	7,000	4,058
		2,060,029
	Par (a)	Value
Cable & Satellite – 2.7%
Block Communications, Inc., 4.88%, 3/01/28(b)	$ 20,000	$ 17,381
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 5/01/26(b)	20,000	19,250
5.12%, 5/01/27(b)	105,000	97,280
5.00%, 2/01/28(b)	120,000	108,600
4.75%, 3/01/30(b)	665,000	558,866
4.50%, 8/15/30(b)	105,000	85,214
4.25%, 2/01/31(b)	127,000	100,330
4.75%, 2/01/32(b)	310,000	248,015
4.50%, 5/01/32	129,000	101,910
4.25%, 1/15/34(b)	110,000	80,850
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	10,000	9,708
2.80%, 4/01/31	29,000	21,986
2.30%, 2/01/32	27,000	19,261
6.48%, 10/23/45	9,000	7,969
4.80%, 3/01/50	79,000	55,911
3.95%, 6/30/62	67,000	39,223
Comcast Corp.,
5.35%, 11/15/27	10,000	9,996
5.50%, 11/15/32	27,000	26,829
5.65%, 6/15/35	72,000	70,726
6.50%, 11/15/35	11,000	11,565
3.20%, 7/15/36	23,000	17,524
3.90%, 3/01/38	48,000	38,835
3.25%, 11/01/39	88,000	63,704
4.00%, 8/15/47	43,000	32,180
2.89%, 11/01/51	113,000	67,886
2.94%, 11/01/56	140,000	80,959
CSC Holdings LLC,
5.75%, 1/15/30(b)	700,000	535,500
4.63%, 12/01/30(b)	800,000	575,818

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.87%, 8/15/27(b)	285,000	256,671
DISH DBS Corp.,
7.75%, 7/01/26	265,000	223,604
5.25%, 12/01/26(b)	55,000	47,781
7.37%, 7/01/28	65,000	49,213
5.75%, 12/01/28(b)	60,000	48,375
5.13%, 6/01/29	485,000	325,749

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Cable & Satellite (Continued)

Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28(b)	$110,000	$ 69,300
Sirius XM Radio, Inc., 5.00%, 8/01/27(b)	150,000	138,000
		4,261,969
Chemicals – 0.4%
Albemarle Corp., 5.05%, 6/01/32	19,000	17,341
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(b)	100,000	79,475
Chemours (The) Co., 5.37%, 5/15/27	60,000	53,725
Dow Chemical (The) Co.,
2.10%, 11/15/30	57,000	43,538
6.30%, 3/15/33	56,000	55,756
4.38%, 11/15/42	71,000	54,310
5.55%, 11/30/48	64,000	55,334
6.90%, 5/15/53	38,000	38,365
Mosaic (The) Co.,
5.45%, 11/15/33	81,000	74,941
4.88%, 11/15/41	19,000	14,953
5.62%, 11/15/43	15,000	13,107

RPM International, Inc., 2.95%, 1/15/32	86,000	65,865
		566,710
Commercial Support Services – 0.2%
ADT Security (The) Corp., 4.12%, 8/01/29(b)	225,000	192,940
Aramark Services, Inc., 5.00%, 2/01/28(b)	20,000	18,222
Deluxe Corp., 8.00%, 6/01/29(b)	80,000	66,696
Republic Services, Inc., 2.90%, 7/01/26	35,000	32,020
Waste Connections, Inc., 4.20%, 1/15/33	33,000	29,843
Waste Management, Inc., 2.95%, 6/01/41	27,000	18,959
		358,680
Construction Materials – 0.1%
Advanced Drainage Systems, Inc., 6.37%, 6/15/30(b)	75,000	72,479
Standard Industries, Inc., 4.38%, 7/15/30(b)	65,000	52,556
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(b)	40,000	36,528
		161,563
	Par (a)	Value
Containers & Packaging – 0.0%(d)
Graham Packaging Co., Inc., 7.13%, 8/15/28(b)	$ 65,000	$ 53,275
WRKCo, Inc., 4.65%, 3/15/26	16,000	15,491
		68,766
Diversified Industrials – 0.2%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200,000	176,458
Honeywell International, Inc., 5.00%, 2/15/33	25,000	24,771
Parker-Hannifin Corp., 4.25%, 9/15/27	54,000	51,155
		252,384
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
3.60%, 4/13/32	68,000	60,884
3.10%, 5/12/51	110,000	74,189
3.95%, 4/13/52	27,000	21,142
3.25%, 5/12/61	73,000	47,059
4.10%, 4/13/62	99,000	76,080
		279,354
Electric Utilities – 3.1%
AEP Transmission Co. LLC, 2.75%, 8/15/51	25,000	14,665
Alabama Power Co.,
3.85%, 12/01/42	4,000	3,005
3.75%, 3/01/45	29,000	21,074
4.30%, 7/15/48	38,000	29,810
3.45%, 10/01/49	26,000	17,579
3.00%, 3/15/52	98,000	61,708

Alliant Energy Finance LLC, 3.60%, 3/01/32(b)	28,000	23,594
American Electric Power Co., Inc., (5Y US Treasury CMT + 2.68%), 3.88%, 2/15/62(h)	36,000	27,643
Appalachian Power Co.,
3.40%, 6/01/25	25,000	23,859
4.50%, 3/01/49	33,000	25,550

Avangrid, Inc., 3.15%, 12/01/24	47,000	44,707
Berkshire Hathaway Energy Co., 4.60%, 5/01/53(b)	77,000	63,483
Calpine Corp., 5.12%, 3/15/28(b)	335,000	297,016
CMS Energy Corp., (5Y US Treasury CMT + 4.12%), 4.75%, 6/01/50(h)	207,000	171,628

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Electric Utilities (Continued)

Commonwealth Edison Co., 3.80%, 10/01/42	$ 49,000	$ 37,321
Consumers Energy Co., 4.20%, 9/01/52	27,000	21,550
Dominion Energy, Inc., 3.07%, 8/15/24(j)	38,000	36,260
Duke Energy Carolinas LLC,
6.45%, 10/15/32	34,000	35,394
4.25%, 12/15/41	23,000	18,466
4.00%, 9/30/42	29,000	22,493
3.75%, 6/01/45	6,000	4,360
Duke Energy Corp.,
3.15%, 8/15/27	32,000	28,784
2.55%, 6/15/31	71,000	55,642
Duke Energy Florida LLC,
2.40%, 12/15/31	35,000	27,426
4.20%, 7/15/48	8,000	6,241

Duke Energy Indiana LLC, 3.25%, 10/01/49	77,000	49,253
Duke Energy Ohio, Inc.,
3.70%, 6/15/46	41,000	28,613
4.30%, 2/01/49	49,000	37,461
Duke Energy Progress LLC,
4.10%, 5/15/42	60,000	47,093
4.10%, 3/15/43	42,000	32,737
4.15%, 12/01/44	53,000	41,249
4.20%, 8/15/45	61,000	47,820
Entergy Arkansas LLC,
4.00%, 6/01/28	10,000	9,209
4.20%, 4/01/49	23,000	17,785
2.65%, 6/15/51	14,000	7,934
3.35%, 6/15/52	34,000	22,070
Entergy Louisiana LLC,
0.62%, 11/17/23	46,000	43,783
5.40%, 11/01/24	66,000	66,253
3.25%, 4/01/28	5,000	4,441
4.00%, 3/15/33	27,000	23,556
4.95%, 1/15/45	181,000	155,018
4.20%, 9/01/48	36,000	27,813
4.75%, 9/15/52	18,000	14,981
Entergy Mississippi LLC,
3.85%, 6/01/49	34,000	24,343
3.50%, 6/01/51	15,000	10,057
Eversource Energy,
1.40%, 8/15/26	119,000	102,422
2.90%, 3/01/27	68,000	60,915

Exelon Corp., 4.95%, 6/15/35	138,000	124,258
Florida Power & Light Co.,
5.40%, 9/01/35	31,000	29,316
5.65%, 2/01/37	20,000	19,619
	Par (a)	Value
Electric Utilities (Continued)
Florida Power & Light Co.,
2.88%, 12/04/51	$ 6,000	$ 3,827
Georgia Power Co.,
4.70%, 5/15/32	32,000	30,051
4.30%, 3/15/43	47,000	37,370
5.12%, 5/15/52	15,000	13,421
Indiana Michigan Power Co.,
3.85%, 5/15/28	22,000	20,191
6.05%, 3/15/37	12,000	11,809

IPALCO Enterprises, Inc., 4.25%, 5/01/30	66,000	56,734
Metropolitan Edison Co., 4.00%, 4/15/25(b)	71,000	67,252
MidAmerican Energy Co.,
4.40%, 10/15/44	113,000	92,503
4.25%, 5/01/46	52,000	41,489
Mississippi Power Co.,
4.75%, 10/15/41	11,000	8,832
4.25%, 3/15/42	26,000	20,081

Monongahela Power Co., 3.55%, 5/15/27(b)	47,000	43,518
National Rural Utilities Cooperative Finance Corp.,
3.40%, 2/07/28	22,000	20,108
2.75%, 4/15/32	32,000	25,664
4.02%, 11/01/32	41,000	36,323
4.15%, 12/15/32	50,000	44,879
5.80%, 1/15/33	12,000	12,145
(3M USD LIBOR + 3.63%), 5.25%, 4/20/46(h)	97,000	86,325
NextEra Energy Capital Holdings, Inc.,
(SOFR Index + 0.40%), 3.50%, 11/03/23(c)	151,000	149,203
4.25%, 9/01/24	50,000	49,027
4.45%, 6/20/25	51,000	49,955
1.88%, 1/15/27	133,000	114,866

Northern States Power Co., 4.50%, 6/01/52	30,000	25,271
NRG Energy, Inc.,
5.25%, 6/15/29(b)	10,000	9,075
3.88%, 2/15/32(b)	85,000	67,018
NSTAR Electric Co.,
4.55%, 6/01/52	21,000	17,658
4.95%, 9/15/52	26,000	23,264

Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52(b)	47,000	42,128
Pacific Gas and Electric Co.,
3.25%, 6/01/31	31,000	24,124

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Electric Utilities (Continued)
Pacific Gas and Electric Co.,
4.45%, 4/15/42	$ 52,000	$ 36,649
4.30%, 3/15/45	46,000	30,986
PacifiCorp.,
4.10%, 2/01/42	112,000	86,444
4.15%, 2/15/50	63,000	48,051

Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	45,000	40,469
PG&E Corp.,
5.00%, 7/01/28	90,000	81,117
5.25%, 7/01/30	15,000	13,282

Public Service Co. of New Hampshire, 3.60%, 7/01/49	33,000	23,685
Public Service Co. of Oklahoma,
2.20%, 8/15/31	59,000	45,529
3.15%, 8/15/51	57,000	35,068
Public Service Electric and Gas Co.,
3.00%, 5/15/27	25,000	22,823
3.10%, 3/15/32	27,000	22,671

Public Service Enterprise Group, Inc., 2.45%, 11/15/31	90,000	68,880
Sempra Energy, (5Y US Treasury CMT + 2.87%), 4.13%, 4/01/52(h)	182,000	136,955
Southern (The) Co., (5Y US Treasury CMT + 3.73%), 4.00%, 1/15/51(h)	214,000	186,071
Southern California Edison Co.,
4.05%, 3/15/42	60,000	44,408
4.12%, 3/01/48	33,000	24,003
3.65%, 2/01/50	15,000	10,028

Tucson Electric Power Co., 4.00%, 6/15/50	27,000	19,602
Union Electric Co., 2.15%, 3/15/32	24,000	18,320
Virginia Electric and Power Co., 3.80%, 4/01/28	104,000	96,815
Vistra Operations Co. LLC,
5.12%, 5/13/25(b)	70,000	67,572
5.50%, 9/01/26(b)	180,000	172,800
WEC Energy Group, Inc.,
5.00%, 9/27/25	15,000	14,941
5.15%, 10/01/27	20,000	19,683
	Par (a)	Value
Electric Utilities (Continued)

Wisconsin Power and Light Co., 3.00%, 7/01/29	$ 33,000	$ 28,492
		4,806,712
Electric, Gas Marketing & Trading – 0.1%
Consolidated Edison Co. of New York, Inc., 4.62%, 12/01/54	35,000	27,612
New York State Electric & Gas Corp., 3.25%, 12/01/26(b)	95,000	87,813
PECO Energy Co.,
2.85%, 9/15/51	36,000	22,092
4.38%, 8/15/52	27,000	21,894
		159,411
Electrical Equipment – 0.0%(d)
Sensata Technologies, Inc.,
4.38%, 2/15/30(b)	20,000	17,204
3.75%, 2/15/31(b)	30,000	23,888
		41,092
Engineering & Construction – 0.0%(d)
Installed Building Products, Inc., 5.75%, 2/01/28(b)	25,000	22,094
Quanta Services, Inc., 2.35%, 1/15/32	41,000	29,593
		51,687
Entertainment Content – 0.6%
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.37%, 8/15/26(b)	175,000	35,000
6.62%, 8/15/27(b)(f)	90,000	4,388
Discovery Communications LLC,
4.88%, 4/01/43	62,000	43,835
5.30%, 5/15/49	23,000	16,568
Paramount Global,
5.50%, 5/15/33	18,000	15,761
4.38%, 3/15/43	87,000	58,560
5.25%, 4/01/44	17,000	12,432
4.95%, 5/19/50	40,000	27,971
(5Y US Treasury CMT + 4.00%), 6.37%, 3/30/62(h)	42,000	35,508

Playtika Holding Corp., 4.25%, 3/15/29(b)	50,000	41,649
Time Warner Cable Enterprises LLC, 8.37%, 7/15/33	37,000	39,114
TWDC Enterprises 18 Corp., 3.15%, 9/17/25	29,000	27,578

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Entertainment Content (Continued)
Walt Disney (The) Co.,
8.50%, 2/23/25	$ 37,000	$ 39,850
2.00%, 9/01/29	20,000	16,347
6.55%, 3/15/33	41,000	43,751
4.63%, 3/23/40	12,000	10,561
4.75%, 9/15/44	35,000	30,718
4.75%, 11/15/46	57,000	49,173
Warnermedia Holdings, Inc.,
3.76%, 3/15/27(b)	177,000	157,456
4.28%, 3/15/32(b)	80,000	64,620
5.05%, 3/15/42(b)	41,000	29,995
5.14%, 3/15/52(b)	111,000	77,502
5.39%, 3/15/62(b)	24,000	16,741
		895,078
Food – 0.7%
Cargill, Inc.,
2.13%, 4/23/30(b)	34,000	27,188
1.70%, 2/02/31(b)	17,000	12,835
5.12%, 10/11/32(b)	21,000	20,476
3.13%, 5/25/51(b)	22,000	14,220

Darling Ingredients, Inc., 6.00%, 6/15/30(b)	70,000	67,375
Hershey (The) Co., 3.13%, 11/15/49	65,000	44,092
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.87%, 6/01/29(b)	60,000	44,563
Hormel Foods Corp., 3.05%, 6/03/51	34,000	22,142
J M Smucker (The) Co., 2.75%, 9/15/41	65,000	40,422
Kraft Heinz Foods Co.,
5.00%, 6/04/42	29,000	25,076
5.20%, 7/15/45	29,000	25,333

Mars, Inc., 2.38%, 7/16/40(b)	99,000	63,285
Mondelez International, Inc., 2.63%, 3/17/27	30,000	26,695
Nestle Holdings, Inc., 4.70%, 1/15/53(b)	150,000	134,619
Pilgrim's Pride Corp., 5.87%, 9/30/27(b)	250,000	244,360
Post Holdings, Inc.,
4.62%, 4/15/30(b)	170,000	143,449
4.50%, 9/15/31(b)	170,000	140,624

Simmons Foods, Inc., 4.62%, 3/01/29(b)	55,000	45,894
		1,142,648
	Par (a)	Value
Forestry, Paper & Wood Products – 0.1%
Georgia-Pacific LLC,
0.63%, 5/15/24(b)	$ 55,000	$ 51,241
2.10%, 4/30/27(b)	36,000	31,629
		82,870
Gas & Water Utilities – 0.2%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 4/01/26(b)	55,000	49,913
ONE Gas, Inc., 4.25%, 9/01/32	33,000	30,167
Piedmont Natural Gas Co., Inc.,
3.60%, 9/01/25	28,000	26,377
3.35%, 6/01/50	24,000	15,286

South Jersey Industries, Inc., 5.02%, 4/15/31	202,000	157,868
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 6/01/31(b)	80,000	67,250
		346,861
Health Care Facilities & Services – 1.7%
AdaptHealth LLC, 5.12%, 3/01/30(b)	65,000	56,387
AHP Health Partners, Inc., 5.75%, 7/15/29(b)	55,000	42,075
Centene Corp.,
2.45%, 7/15/28	195,000	160,387
3.00%, 10/15/30	120,000	96,600

CHS/Community Health Systems, Inc., 5.25%, 5/15/30(b)	330,000	228,525
Cigna Corp.,
4.13%, 11/15/25	23,000	22,234
4.80%, 8/15/38	130,000	114,554
3.20%, 3/15/40	93,000	66,146
4.90%, 12/15/48	44,000	37,359
3.40%, 3/15/50	31,000	20,587
CVS Health Corp.,
1.30%, 8/21/27	20,000	16,565
4.30%, 3/25/28	65,000	60,991
4.78%, 3/25/38	204,000	177,063
2.70%, 8/21/40	34,000	21,960
5.12%, 7/20/45	13,000	11,180
5.05%, 3/25/48	29,000	24,634

DaVita, Inc., 3.75%, 2/15/31(b)	180,000	130,145
Elevance Health, Inc.,
2.88%, 9/15/29	54,000	45,861
2.55%, 3/15/31	20,000	16,168
4.10%, 5/15/32	35,000	31,485

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Health Care Facilities & Services (Continued)
Elevance Health, Inc.,
10/15/32 (k)	$ 34,000	$ 33,865
4.63%, 5/15/42	45,000	38,163
5.10%, 1/15/44	31,000	27,359
10/15/52 (k)	24,000	24,464

Encompass Health Corp., 4.75%, 2/01/30	90,000	76,725
HCA, Inc.,
5.87%, 2/01/29	15,000	14,642
3.38%, 3/15/29(b)	35,000	29,688
4.13%, 6/15/29	75,000	66,181
3.50%, 9/01/30	31,000	25,680
2.38%, 7/15/31	55,000	40,998
5.25%, 6/15/49	77,000	62,360

LifePoint Health, Inc., 5.37%, 1/15/29(b)	170,000	108,606
Molina Healthcare, Inc., 3.88%, 5/15/32(b)	30,000	25,020
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	40,000	29,910
Tenet Healthcare Corp.,
6.25%, 2/01/27(b)	110,000	104,975
5.12%, 11/01/27(b)	50,000	46,063
6.12%, 10/01/28(b)	65,000	56,258
UnitedHealth Group, Inc.,
1.15%, 5/15/26	38,000	33,446
2.30%, 5/15/31	27,000	21,639
5.35%, 2/15/33	65,000	65,208
3.50%, 8/15/39	32,000	24,584
2.75%, 5/15/40	78,000	53,481
3.05%, 5/15/41	35,000	24,813
3.75%, 10/15/47	9,000	6,736
4.45%, 12/15/48	9,000	7,478
3.25%, 5/15/51	42,000	28,506
4.75%, 5/15/52	16,000	13,996
5.87%, 2/15/53	37,000	37,762
6.05%, 2/15/63	34,000	34,949

US Acute Care Solutions LLC, 6.37%, 3/01/26(b)	40,000	36,267
		2,580,728
Home & Office Products – 0.1%
Newell Brands, Inc., 4.45%, 4/01/26	130,000	120,971
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)	60,000	45,052
		166,023
	Par (a)	Value
Home Construction – 0.2%
Cornerstone Building Brands, Inc., 6.12%, 1/15/29(b)	$100,000	$ 62,500
CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)	55,000	39,600
JELD-WEN, Inc., 4.63%, 12/15/25(b)	45,000	37,125
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/01/30(b)	75,000	57,850
Victors Merger Corp., 6.37%, 5/15/29(b)	105,000	53,977
		251,052
Household Products – 0.2%
Church & Dwight Co., Inc., 5.60%, 11/15/32	44,000	43,918
Coty, Inc., 5.00%, 4/15/26(b)	60,000	56,269
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 1/15/29(b)	130,000	112,892
Energizer Holdings, Inc., 4.38%, 3/31/29(b)	115,000	92,068
		305,147
Industrial Support Services – 0.1%
Resideo Funding, Inc., 4.00%, 9/01/29(b)	80,000	65,600
WW Grainger, Inc., 3.75%, 5/15/46	54,000	40,727
		106,327
Institutional Financial Services – 2.0%
Bank of New York Mellon (The) Corp.,
(SOFR + 1.76%), 4.60%, 7/26/30(h)	27,000	25,328
(SOFR Index + 2.07%), 5.83%, 10/25/33(h)	179,000	179,257
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	35,000	22,877
3.63%, 10/01/31(b)	40,000	23,686

Goldman Sachs Capital I, 6.34%, 2/15/34	82,000	78,199
Goldman Sachs Group (The), Inc.,
3.50%, 4/01/25	38,000	36,004
(3M USD LIBOR + 1.75%), 6.12%, 10/28/27(c)	43,000	42,558
(SOFR + 1.25%), 2.38%, 7/21/32(h)	8,000	5,953
6.45%, 5/01/36	33,000	31,981

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.,
6.75%, 10/01/37	$114,000	$ 112,711
6.25%, 2/01/41	8,000	7,832
Intercontinental Exchange, Inc.,
2.10%, 6/15/30	38,000	30,083
4.60%, 3/15/33	131,000	120,130
4.95%, 6/15/52	67,000	58,146
Morgan Stanley,
(SOFR + 0.62%), 0.73%, 4/05/24(h)	80,000	78,048
(3M USD LIBOR + 0.85%), 3.74%, 4/24/24(h)	107,000	105,948
(SOFR + 0.51%), 0.79%, 1/22/25(h)	165,000	154,018
(SOFR + 1.15%), 2.72%, 7/22/25(h)	72,000	67,956
(SOFR + 0.94%), 2.63%, 2/18/26(h)	265,000	245,607
(SOFR + 1.99%), 2.19%, 4/28/26(h)	132,000	120,467
(SOFR + 0.72%), 0.99%, 12/10/26(h)	63,000	53,913
(SOFR + 0.88%), 1.59%, 5/04/27(h)	74,000	63,326
(SOFR + 0.86%), 1.51%, 7/20/27(h)	300,000	254,372
(SOFR + 1.00%), 2.48%, 1/21/28(h)	29,000	25,066
(SOFR + 2.24%), 6.30%, 10/18/28(h)	57,000	57,513
(SOFR + 3.12%), 3.62%, 4/01/31(h)	277,000	235,525
(SOFR + 1.02%), 1.93%, 4/28/32(h)	77,000	55,822
(SOFR + 1.18%), 2.24%, 7/21/32(h)	58,000	42,755
(SOFR + 1.20%), 2.51%, 10/20/32(h)	18,000	13,552
(SOFR + 2.56%), 6.34%, 10/18/33(h)	252,000	255,534
(SOFR + 2.62%), 5.30%, 4/20/37(h)	335,000	297,085

Northern Trust Corp., 6.12%, 11/02/32	150,000	150,122
State Street Corp., (SOFR + 1.00%), 2.62%, 2/07/33(h)	148,000	115,173
		3,166,547
Insurance – 1.0%
Alleghany Corp.,
3.63%, 5/15/30	166,000	147,113
4.90%, 9/15/44	5,000	4,295
3.25%, 8/15/51	28,000	17,994
	Par (a)	Value
Insurance (Continued)

American International Group, Inc., 3.90%, 4/01/26	$ 40,000	$ 38,110
AmWINS Group, Inc., 4.88%, 6/30/29(b)	105,000	89,758
Assurant, Inc., 3.70%, 2/22/30	56,000	46,092
AssuredPartners, Inc., 5.62%, 1/15/29(b)	85,000	69,912
Berkshire Hathaway Finance Corp.,
4.40%, 5/15/42	18,000	15,388
3.85%, 3/15/52	30,000	22,005

BroadStreet Partners, Inc., 5.87%, 4/15/29(b)	80,000	64,206
Chubb INA Holdings, Inc., 1.38%, 9/15/30	124,000	92,274
Corebridge Financial, Inc.,
3.85%, 4/05/29(b)	56,000	48,921
3.90%, 4/05/32(b)	133,000	111,162
(5Y US Treasury CMT + 3.85%), 6.87%, 12/15/52(b)(h)	120,000	108,157

Enstar Finance LLC, (5Y US Treasury CMT + 4.01%), 5.50%, 1/15/42(h)	89,000	69,931
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	44,000	42,215
(3M USD LIBOR + 2.13%), 5.03%, 2/12/47(b)(c)	131,000	108,289
Liberty Mutual Group, Inc.,
5.50%, 6/15/52(b)	43,000	35,365
4.30%, 2/01/61(b)	128,000	75,407
Marsh & McLennan Cos., Inc.,
5.75%, 11/01/32	60,000	60,185
6.25%, 11/01/52	31,000	31,654

Old Republic International Corp., 3.85%, 6/11/51	66,000	42,806
PartnerRe Finance B LLC, (5Y US Treasury CMT + 3.82%), 4.50%, 10/01/50(h)	211,000	172,346
		1,513,585
Internet Media & Services – 1.0%
ANGI Group LLC, 3.88%, 8/15/28(b)	65,000	47,614
Arches Buyer, Inc., 6.12%, 12/01/28(b)	40,000	30,841
Endurance International Group Holdings, Inc., 6.00%, 2/15/29(b)	180,000	120,164

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Internet Media & Services (Continued)
Match Group Holdings II LLC,
5.00%, 12/15/27(b)	$ 45,000	$ 40,152
3.63%, 10/01/31(b)	20,000	15,245
Meta Platforms, Inc.,
3.50%, 8/15/27(b)	33,000	30,293
3.85%, 8/15/32(b)	102,000	86,786
4.45%, 8/15/52(b)	86,000	63,824
4.65%, 8/15/62(b)	124,000	91,453
Netflix, Inc.,
5.87%, 2/15/25	85,000	85,425
6.37%, 5/15/29	15,000	15,298
5.37%, 11/15/29(b)	125,000	118,750
4.88%, 6/15/30(b)	10,000	9,260
Uber Technologies, Inc.,
8.00%, 11/01/26(b)	45,000	45,167
7.50%, 9/15/27(b)	80,000	79,982
4.50%, 8/15/29(b)	770,000	660,044

Ziff Davis, Inc., 4.63%, 10/15/30(b)	83,000	70,153
		1,610,451
Leisure Facilities & Services – 1.8%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 4/15/29(b)	75,000	63,797
Caesars Entertainment, Inc., 6.25%, 7/01/25(b)	125,000	121,966
Carnival Corp., 5.75%, 3/01/27(b)	220,000	152,457
Everi Holdings, Inc., 5.00%, 7/15/29(b)	40,000	34,850
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.00%, 6/01/29(b)	140,000	120,068
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/01/27(b)	120,000	114,551
Live Nation Entertainment, Inc.,
4.75%, 10/15/27(b)	115,000	102,341
3.75%, 1/15/28(b)	85,000	73,972
Marriott Ownership Resorts, Inc.,
4.75%, 1/15/28	215,000	185,587
4.50%, 6/15/29(b)	60,000	50,233
McDonald's Corp.,
5.70%, 2/01/39	23,000	22,285
4.20%, 4/01/50	32,000	25,034
	Par (a)	Value
Leisure Facilities & Services (Continued)

Mohegan Gaming & Entertainment, 8.00%, 2/01/26(b)	$ 15,000	$ 12,653
NCL Corp. Ltd.,
5.87%, 3/15/26(b)	335,000	274,281
5.87%, 3/15/26	5,000	4,094

NCL Finance Ltd., 6.12%, 3/15/28(b)	55,000	42,762
Papa John's International, Inc., 3.88%, 9/15/29(b)	60,000	48,746
Royal Caribbean Cruises Ltd.,
4.25%, 7/01/26(b)	135,000	107,332
11.63%, 8/15/27(b)	100,000	95,894
3.70%, 3/15/28	95,000	68,875
5.50%, 4/01/28(b)	270,000	207,900
Scientific Games International, Inc.,
7.00%, 5/15/28(b)	235,000	227,417
7.25%, 11/15/29(b)	30,000	29,001

Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(b)	60,000	52,132
Travel + Leisure Co.,
6.62%, 7/31/26(b)	205,000	199,611
6.00%, 4/01/27	10,000	9,337
4.50%, 12/01/29(b)	60,000	48,900
4.63%, 3/01/30(b)	130,000	104,938

Viking Ocean Cruises Ship VII Ltd., 5.62%, 2/15/29(b)	90,000	70,158
VOC Escrow Ltd., 5.00%, 2/15/28(b)	85,000	69,975
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	125,000	99,433
		2,840,580
Leisure Products – 0.0%(d)
Hasbro, Inc.,
3.00%, 11/19/24	40,000	37,982
3.55%, 11/19/26	36,000	32,893
		70,875
Machinery – 0.4%
CNH Industrial Capital LLC, 5.45%, 10/14/25	20,000	19,779
Eaton Corp., 4.70%, 8/23/52	92,000	78,122
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	50,000	40,500
John Deere Capital Corp.,
3.35%, 4/18/29	68,000	61,333

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Machinery (Continued)
John Deere Capital Corp.,
4.35%, 9/15/32	$ 33,000	$ 30,988

Madison IAQ LLC, 5.87%, 6/30/29(b)	80,000	54,800
Trane Technologies Global Holding Co. Ltd., 3.75%, 8/21/28	20,000	18,280
Trane Technologies Luxembourg Finance S.A.,
3.55%, 11/01/24	257,000	247,878
3.50%, 3/21/26	25,000	23,264

Xylem, Inc., 3.25%, 11/01/26	102,000	93,798
		668,742
Medical Equipment & Devices – 0.2%
Baxter International, Inc., 1.92%, 2/01/27	36,000	30,940
Boston Scientific Corp., 4.70%, 3/01/49	21,000	17,738
Garden Spinco Corp., 8.62%, 7/20/30(b)	80,000	82,285
Medline Borrower L.P., 5.25%, 10/01/29(b)	115,000	89,556
PerkinElmer, Inc., 3.30%, 9/15/29	43,000	36,125
		256,644
Metals & Mining – 0.1%
Novelis Corp., 4.75%, 1/30/30(b)	150,000	127,432
SunCoke Energy, Inc., 4.88%, 6/30/29(b)	35,000	28,700
		156,132
Oil & Gas Producers – 4.8%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
7.87%, 5/15/26(b)	50,000	51,000
5.38%, 6/15/29(b)	50,000	45,615

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26(b)	130,000	128,050
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.62%, 12/15/25(b)	115,000	113,565
BP Capital Markets America, Inc.,
3.94%, 9/21/28	89,000	82,628
3.38%, 2/08/61	43,000	27,309
Buckeye Partners L.P.,
4.50%, 3/01/28(b)	90,000	78,075
5.85%, 11/15/43	45,000	33,764
	Par (a)	Value
Oil & Gas Producers (Continued)
Buckeye Partners L.P.,
5.60%, 10/15/44	$ 25,000	$ 18,500

California Resources Corp., 7.12%, 2/01/26(b)	30,000	29,424
Callon Petroleum Co., 8.00%, 8/01/28(b)	75,000	74,723
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 4/15/25(b)	35,000	36,383
Cameron LNG LLC, 2.90%, 7/15/31(b)	78,000	63,653
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	11,000	9,580
Cheniere Energy Partners L.P., 4.00%, 3/01/31	80,000	67,447
Chesapeake Energy Corp.,
5.50%, 2/01/26(b)	205,000	198,696
6.75%, 4/15/29(b)	40,000	39,179

Chevron USA, Inc., 3.25%, 10/15/29	25,000	22,412
Chord Energy Corp., 6.37%, 6/01/26(b)	40,000	39,076
CNX Resources Corp., 7.25%, 3/14/27(b)	95,000	94,307
Colgate Energy Partners III LLC, 5.88%, 7/01/29(b)	50,000	46,613
Comstock Resources, Inc., 6.75%, 3/01/29(b)	80,000	76,600
Continental Resources, Inc., 5.75%, 1/15/31(b)	20,000	18,133
Coterra Energy, Inc.,
3.90%, 5/15/27(b)	98,000	90,280
4.38%, 3/15/29(b)	14,000	12,826

Crescent Energy Finance LLC, 7.25%, 5/01/26(b)	95,000	88,094
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 2/01/29(b)	85,000	79,484
CVR Energy, Inc., 5.25%, 2/15/25(b)	130,000	125,265
DCP Midstream Operating L.P.,
5.38%, 7/15/25	70,000	68,451
5.63%, 7/15/27	145,000	140,788
3.25%, 2/15/32	10,000	7,962
Diamondback Energy, Inc.,
3.50%, 12/01/29	55,000	47,428
6.25%, 3/15/33	26,000	26,101
4.40%, 3/24/51	57,000	42,734

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Energy Transfer L.P.,
(5Y US Treasury CMT + 5.69%), 6.50%, 11/15/26(g)(h)	$ 82,000	$ 70,520
(5Y US Treasury CMT + 5.31%), 7.12%, 5/15/30(g)(h)	66,000	54,738
5.30%, 4/15/47	82,000	64,406
5.40%, 10/01/47	46,000	36,524

EnLink Midstream LLC, 6.50%, 9/01/30(b)	80,000	78,600
EnLink Midstream Partners L.P.,
5.60%, 4/01/44	30,000	23,387
5.05%, 4/01/45	5,000	3,631
5.45%, 6/01/47	55,000	41,788

Enterprise Products Operating LLC, 3.95%, 1/31/60	92,000	61,101
EQM Midstream Partners L.P.,
6.00%, 7/01/25(b)	23,000	22,276
7.50%, 6/01/27(b)	145,000	143,188
6.50%, 7/01/27(b)	120,000	117,000
5.50%, 7/15/28	25,000	22,328
7.50%, 6/01/30(b)	30,000	29,175
6.50%, 7/15/48	25,000	19,250
EQT Corp.,
6.12%, 2/01/25	175,000	175,432
3.13%, 5/15/26(b)	10,000	9,075
3.90%, 10/01/27	120,000	107,852
5.70%, 4/01/28	72,000	70,063
Exxon Mobil Corp.,
2.28%, 8/16/26	80,000	72,788
2.44%, 8/16/29	15,000	12,851
3.00%, 8/16/39	34,000	24,921
4.23%, 3/19/40	129,000	110,452

Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 2/01/28	145,000	138,294
Gulfport Energy Corp., 8.00%, 5/17/26(b)	45,000	44,865
Hess Midstream Operations L.P.,
5.63%, 2/15/26(b)	144,000	141,231
4.25%, 2/15/30(b)	105,000	89,791

Holly Energy Partners L.P./Holly Energy Finance Corp., 6.37%, 4/15/27(b)	65,000	62,560
Kinder Morgan, Inc., 3.60%, 2/15/51	124,000	80,258
	Par (a)	Value
Oil & Gas Producers (Continued)
Marathon Petroleum Corp.,
4.75%, 9/15/44	$ 22,000	$ 17,341
5.00%, 9/15/54	65,000	51,043

Matador Resources Co., 5.88%, 9/15/26	125,000	122,813
MPLX L.P.,
4.00%, 2/15/25	54,000	51,935
1.75%, 3/01/26	45,000	39,233
2.65%, 8/15/30	29,000	22,830
5.20%, 3/01/47	145,000	115,583
5.20%, 12/01/47	45,000	36,012
4.70%, 4/15/48	28,000	20,882
5.50%, 2/15/49	47,000	39,219

Murphy Oil Corp., 6.12%, 12/01/42	100,000	78,868
Murphy Oil USA, Inc., 4.75%, 9/15/29	20,000	18,000
New Fortress Energy, Inc., 6.75%, 9/15/25(b)	80,000	78,536
Northern Oil and Gas, Inc., 8.12%, 3/01/28(b)	50,000	48,500
NuStar Logistics L.P., 5.75%, 10/01/25	85,000	81,960
Occidental Petroleum Corp.,
5.55%, 3/15/26	30,000	30,450
8.50%, 7/15/27	40,000	43,490
8.87%, 7/15/30	120,000	136,200
6.62%, 9/01/30	204,000	212,171
6.12%, 1/01/31	164,000	164,431
7.50%, 5/01/31	45,000	48,375
7.87%, 9/15/31	20,000	21,766
6.60%, 3/15/46	220,000	216,543

ONEOK Partners L.P., 6.12%, 2/01/41	18,000	15,665
PDC Energy, Inc., 5.75%, 5/15/26	210,000	201,319
Permian Resources Operating LLC, 6.87%, 4/01/27(b)	75,000	72,750
Phillips 66,
0.90%, 2/15/24	42,000	39,738
2.15%, 12/15/30	36,000	27,904
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/29	79,000	65,830
3.80%, 9/15/30	13,000	10,838
5.15%, 6/01/42	14,000	10,572
4.30%, 1/31/43	8,000	5,376

Range Resources Corp., 8.25%, 1/15/29	45,000	46,768

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Oil & Gas Producers (Continued)

Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	$148,000	$ 134,952
SM Energy Co.,
5.63%, 6/01/25	70,000	67,999
6.75%, 9/15/26	65,000	64,025

Southwestern Energy Co., 5.38%, 2/01/29	40,000	37,300
Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29	50,000	42,945
Tap Rock Resources LLC, 7.00%, 10/01/26(b)	75,000	70,025
Targa Resources Corp.,
5.20%, 7/01/27	115,000	110,922
6.25%, 7/01/52	28,000	25,023
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	81,000	74,690
5.50%, 3/01/30	60,000	55,388
4.88%, 2/01/31	15,000	13,235
4.00%, 1/15/32	101,000	82,879

Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	29,000	24,419
Western Midstream Operating L.P.,
3.35%, 2/01/25	40,000	38,019
4.50%, 3/01/28	20,000	18,351
4.75%, 8/15/28	10,000	9,225
5.30%, 3/01/48	65,000	52,488
5.50%, 2/01/50	45,000	35,032
Williams (The) Cos., Inc.,
4.55%, 6/24/24	83,000	81,610
3.75%, 6/15/27	104,000	95,583
2.60%, 3/15/31	58,000	45,443
5.10%, 9/15/45	67,000	55,002
		7,479,986
Oil, Gas Services & Equipment – 0.3%
Nabors Industries, Inc., 7.37%, 5/15/27(b)	75,000	73,685
Solaris Midstream Holdings LLC, 7.62%, 4/01/26(b)	40,000	38,100
Transocean Pontus Ltd., 6.13%, 8/01/25(b)	33,600	32,343
Transocean Poseidon Ltd., 6.88%, 2/01/27(b)	157,500	150,806
Transocean Proteus Ltd., 6.25%, 12/01/24(b)	44,100	42,998
	Par (a)	Value
Oil, Gas Services & Equipment (Continued)
Weatherford International Ltd.,
11.00%, 12/01/24(b)	$ 11,000	$ 11,306
8.62%, 4/30/30(b)	115,000	108,387
		457,625
Publishing & Broadcasting – 0.5%
Audacy Capital Corp., 6.75%, 3/31/29(b)	80,000	22,751
Gray Escrow II, Inc., 5.38%, 11/15/31(b)	35,000	28,088
Gray Television, Inc., 4.75%, 10/15/30(b)	190,000	150,100
iHeartCommunications, Inc.,
6.37%, 5/01/26	130,000	123,848
8.37%, 5/01/27	165,000	148,218
4.75%, 1/15/28(b)	135,000	117,787

Nexstar Media, Inc., 5.62%, 7/15/27(b)	20,000	18,890
Scripps Escrow II, Inc., 5.38%, 1/15/31(b)	55,000	44,688
Sinclair Television Group, Inc., 5.13%, 2/15/27(b)	85,000	71,425
		725,795
Real Estate Investment Trusts – 1.3%
American Homes 4 Rent L.P.,
3.38%, 7/15/51	41,000	24,049
4.30%, 4/15/52	12,000	8,267
American Tower Corp.,
4.40%, 2/15/26	26,000	24,781
3.65%, 3/15/27	35,000	31,647
3.60%, 1/15/28	48,000	42,536
4.05%, 3/15/32	57,000	48,741

Camden Property Trust, 2.80%, 5/15/30	79,000	65,051
CubeSmart L.P., 2.50%, 2/15/32	64,000	47,145
Extra Space Storage L.P., 3.90%, 4/01/29	45,000	39,470
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	85,000	67,654
2.00%, 8/15/31	94,000	65,986
4.15%, 4/15/32	89,000	73,956
2.70%, 1/15/34	28,000	19,353
Iron Mountain, Inc.,
5.25%, 3/15/28(b)	50,000	46,000
4.87%, 9/15/29(b)	160,000	137,560
4.50%, 2/15/31(b)	70,000	56,700

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Real Estate Investment Trusts (Continued)

Life Storage L.P., 2.40%, 10/15/31	$ 73,000	$ 53,761
Mid-America Apartments L.P.,
3.60%, 6/01/27	47,000	43,130
4.20%, 6/15/28	78,000	71,752
2.75%, 3/15/30	85,000	69,867
1.70%, 2/15/31	17,000	12,551

Prologis L.P., 4.62%, 1/15/33	34,000	31,484
Realty Income Corp.,
4.87%, 6/01/26	33,000	32,088
3.95%, 8/15/27	62,000	57,534
SBA Communications Corp.,
3.88%, 2/15/27	100,000	90,000
3.13%, 2/01/29	275,000	222,263
Service Properties Trust,
7.50%, 9/15/25	95,000	92,625
4.75%, 10/01/26	65,000	52,830

Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 4/15/28(b)	95,000	77,657
VICI Properties L.P., 4.38%, 5/15/25	145,000	137,773
VICI Properties L.P./VICI Note Co., Inc.,
5.62%, 5/01/24(b)	5,000	4,936
4.50%, 9/01/26(b)	5,000	4,550
4.25%, 12/01/26(b)	5,000	4,554
4.50%, 1/15/28(b)	191,000	167,485

Weyerhaeuser Co., 4.00%, 3/09/52	27,000	18,936
		2,044,672
Real Estate Services – 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29(b)	100,000	71,875
5.25%, 4/15/30(b)	55,000	38,138
		110,013
Retail - Consumer Staples – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 4.63%, 1/15/27(b)	210,000	194,609
Kroger (The) Co., 2.20%, 5/01/30	63,000	49,457
Target Corp.,
4.50%, 9/15/32	52,000	49,041
	Par (a)	Value
Retail - Consumer Staples (Continued)
Target Corp.,
2.95%, 1/15/52	$ 9,000	$ 5,830
Walmart, Inc.,
4.15%, 9/09/32	46,000	43,520
4.50%, 9/09/52	33,000	29,298
		371,755
Retail - Discretionary – 0.7%
Asbury Automotive Group, Inc.,
4.50%, 3/01/28	79,000	68,489
4.63%, 11/15/29(b)	65,000	53,463
4.75%, 3/01/30	22,000	18,023
Bath & Body Works, Inc.,
5.25%, 2/01/28	35,000	30,958
6.87%, 11/01/35	5,000	4,200
6.75%, 7/01/36	65,000	53,706
Builders FirstSource, Inc.,
5.00%, 3/01/30(b)	45,000	38,648
4.25%, 2/01/32(b)	60,000	48,012
Carvana Co.,
5.50%, 4/15/27(b)	110,000	52,275
4.87%, 9/01/29(b)	20,000	8,850

Foundation Building Materials, Inc., 6.00%, 3/01/29(b)	115,000	79,448
Group 1 Automotive, Inc., 4.00%, 8/15/28(b)	30,000	24,672
Home Depot (The), Inc.,
3.25%, 4/15/32	20,000	17,259
3.30%, 4/15/40	65,000	48,659
2.75%, 9/15/51	102,000	62,044
3.63%, 4/15/52	21,000	15,197
4.95%, 9/15/52	62,000	55,734

Ken Garff Automotive LLC, 4.87%, 9/15/28(b)	50,000	41,511
LBM Acquisition LLC, 6.25%, 1/15/29(b)	90,000	62,953
Lowe's Cos., Inc.,
5.00%, 4/15/33	33,000	31,137
4.65%, 4/15/42	33,000	26,992
4.45%, 4/01/62	28,000	20,338
5.80%, 9/15/62	33,000	29,511

Michaels (The) Cos., Inc., 7.87%, 5/01/29(b)	60,000	33,450
Patrick Industries, Inc., 4.75%, 5/01/29(b)	90,000	67,950
QVC, Inc., 4.85%, 4/01/24	5,000	4,789
Sonic Automotive, Inc.,
4.63%, 11/15/29(b)	110,000	86,121
4.88%, 11/15/31(b)	100,000	75,442
		1,159,831

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Semiconductors – 1.0%
Advanced Micro Devices, Inc.,
3.92%, 6/01/32	$102,000	$ 90,947
4.39%, 6/01/52	72,000	58,175
Broadcom, Inc.,
2.45%, 2/15/31(b)	35,000	26,265
4.30%, 11/15/32	140,000	117,727
3.42%, 4/15/33(b)	46,000	34,953
3.19%, 11/15/36(b)	139,000	94,807
4.93%, 5/15/37(b)	49,000	40,401

Entegris Escrow Corp., 5.95%, 6/15/30(b)	180,000	164,250
Intel Corp.,
3.70%, 7/29/25	32,000	31,063
4.15%, 8/05/32	6,000	5,358
2.80%, 8/12/41	132,000	84,650
4.75%, 3/25/50	23,000	18,637
3.20%, 8/12/61	26,000	14,986
5.05%, 8/05/62	27,000	21,947
KLA Corp.,
4.65%, 7/15/32	40,000	37,994
4.95%, 7/15/52	101,000	87,918
5.25%, 7/15/62	40,000	35,299

Micron Technology, Inc., 6.75%, 11/01/29	180,000	180,103
NVIDIA Corp.,
1.55%, 6/15/28	196,000	161,862
2.00%, 6/15/31	122,000	94,874
3.50%, 4/01/40	44,000	33,415
Texas Instruments, Inc.,
3.65%, 8/16/32	62,000	55,431
3.87%, 3/15/39	90,000	74,802
4.10%, 8/16/52	41,000	33,715
		1,599,579
Software – 0.7%
Cloud Software Group Holdings, Inc., 6.50%, 3/31/29(b)	35,000	30,351
Fortinet, Inc., 1.00%, 3/15/26	101,000	86,652
GoTo Group, Inc., 5.50%, 9/01/27(b)	95,000	55,075
Microsoft Corp.,
3.45%, 8/08/36	19,000	16,281
2.53%, 6/01/50	2,000	1,255
2.92%, 3/17/52	120,000	81,078
2.68%, 6/01/60	45,000	27,260

NortonLifeLock, Inc., 6.75%, 9/30/27(b)	115,000	113,366
Oracle Corp.,
2.95%, 5/15/25	37,000	34,786
	Par (a)	Value
Software (Continued)
Oracle Corp.,
2.80%, 4/01/27	$ 53,000	$ 46,861
3.25%, 11/15/27	122,000	108,272
2.30%, 3/25/28	68,000	56,883
4.30%, 7/08/34	58,000	47,708
3.80%, 11/15/37	16,000	11,630
4.12%, 5/15/45	96,000	65,885
4.00%, 11/15/47	33,000	21,864
3.60%, 4/01/50	39,000	24,005
3.95%, 3/25/51	7,000	4,579
3.85%, 4/01/60	43,000	25,967

Rocket Software, Inc., 6.50%, 2/15/29(b)	60,000	47,897
Salesforce, Inc.,
2.70%, 7/15/41	151,000	103,562
2.90%, 7/15/51	26,000	16,743

SS&C Technologies, Inc., 5.50%, 9/30/27(b)	50,000	46,490
		1,074,450
Specialty Finance – 1.6%
Aircastle Ltd., (5Y US Treasury CMT + 4.41%), 5.25%, 6/15/26(b)(g)(h)	45,000	33,653
American Express Co., (SOFR + 1.76%), 4.42%, 8/03/33(h)	177,000	156,777
Aviation Capital Group LLC,
4.38%, 1/30/24(b)	43,000	41,449
1.95%, 9/20/26(b)	67,000	53,851
3.50%, 11/01/27(b)	26,000	21,115
Capital One Financial Corp.,
(SOFR + 1.29%), 2.64%, 3/03/26(h)	49,000	44,921
(SOFR + 1.79%), 3.27%, 3/01/30(h)	48,000	39,393
(SOFR + 2.60%), 5.25%, 7/26/30(h)	35,000	32,068

Cobra AcquisitionCo LLC, 6.37%, 11/01/29(b)	165,000	109,725
Freedom Mortgage Corp., 7.62%, 5/01/26(b)	110,000	86,904
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/01/27(b)	90,000	75,587
LFS Topco LLC, 5.87%, 10/15/26(b)	75,000	58,607
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(b)	150,000	133,500
Navient Corp.,
5.00%, 3/15/27	300,000	252,857

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Specialty Finance (Continued)
Navient Corp.,
4.87%, 3/15/28	$140,000	$ 111,308
5.50%, 3/15/29	20,000	15,868
OneMain Finance Corp.,
6.87%, 3/15/25	85,000	82,450
7.12%, 3/15/26	120,000	115,560
3.50%, 1/15/27	230,000	188,511

Provident Funding Associates L.P./PFG Finance Corp., 6.37%, 6/15/25(b)	90,000	78,300
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26(b)	155,000	129,337
3.63%, 3/01/29(b)	55,000	42,625
3.63%, 3/01/29	105,000	81,375
3.88%, 3/01/31(b)	130,000	96,655
4.00%, 10/15/33(b)	470,000	328,281

Starwood Property Trust, Inc., 3.63%, 7/15/26(b)	50,000	43,500
		2,454,177
Steel – 0.3%
ATI, Inc.,
5.87%, 12/01/27	130,000	118,162
4.88%, 10/01/29	40,000	33,633
Cleveland-Cliffs, Inc.,
6.75%, 3/15/26(b)	35,000	34,737
5.87%, 6/01/27	95,000	88,350

Commercial Metals Co., 4.13%, 1/15/30	100,000	84,020
Nucor Corp., 4.30%, 5/23/27	39,000	37,169
United States Steel Corp., 6.87%, 3/01/29	22,000	20,189
		416,260
Technology Hardware – 0.8%
Apple, Inc.,
3.35%, 8/08/32	27,000	23,801
3.85%, 5/04/43	65,000	52,901
4.38%, 5/13/45	25,000	21,802
4.65%, 2/23/46	17,000	15,357
4.25%, 2/09/47	137,000	117,744
2.70%, 8/05/51	62,000	38,959
3.95%, 8/08/52	79,000	62,710
2.85%, 8/05/61	91,000	54,522
4.10%, 8/08/62	24,000	18,643

Avnet, Inc., 5.50%, 6/01/32	52,000	46,451
	Par (a)	Value
Technology Hardware (Continued)

CommScope Technologies LLC, 5.00%, 3/15/27(b)	$590,000	$ 477,670
HP, Inc., 4.20%, 4/15/32	13,000	10,646
NCR Corp.,
5.75%, 9/01/27(b)	90,000	86,850
5.00%, 10/01/28(b)	50,000	42,015
5.12%, 4/15/29(b)	10,000	8,393
Seagate HDD Cayman,
4.87%, 6/01/27	25,000	23,118
3.38%, 7/15/31	5,000	3,569

ViaSat, Inc., 6.50%, 7/15/28(b)	55,000	45,959
Western Digital Corp.,
4.75%, 2/15/26	35,000	32,336
3.10%, 2/01/32	20,000	13,848
		1,197,294
Technology Services – 1.1%
Block, Inc., 2.75%, 6/01/26	140,000	124,858
Dun & Bradstreet (The) Corp., 5.00%, 12/15/29(b)	45,000	38,171
Fiserv, Inc., 3.50%, 7/01/29	111,000	96,306
Global Payments, Inc.,
4.95%, 8/15/27	130,000	123,523
4.45%, 6/01/28	131,000	119,080
5.95%, 8/15/52	24,000	20,763
International Business Machines Corp.,
4.15%, 7/27/27	51,000	48,717
3.50%, 5/15/29	246,000	220,231
4.40%, 7/27/32	99,000	90,487
4.90%, 7/27/52	52,000	43,803
Kyndryl Holdings, Inc.,
2.05%, 10/15/26	21,000	16,422
2.70%, 10/15/28	106,000	76,637
3.15%, 10/15/31	61,000	38,132
Moody's Corp.,
3.75%, 3/24/25	50,000	48,360
3.75%, 2/25/52	45,000	31,777
PayPal Holdings, Inc.,
2.85%, 10/01/29	43,000	36,567
4.40%, 6/01/32	30,000	27,560
3.25%, 6/01/50	84,000	54,566
5.25%, 6/01/62	69,000	59,249
Presidio Holdings, Inc.,
4.87%, 2/01/27(b)	25,000	23,085
8.25%, 2/01/28(b)	25,000	22,250
S&P Global, Inc.,
2.45%, 3/01/27(b)	68,000	60,920

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Technology Services (Continued)
S&P Global, Inc.,
2.70%, 3/01/29(b)	$ 34,000	$ 29,217
1.25%, 8/15/30	32,000	23,783
2.90%, 3/01/32(b)	126,000	103,635
3.70%, 3/01/52(b)	54,000	39,303
Visa, Inc.,
4.15%, 12/14/35	86,000	77,466
4.30%, 12/14/45	13,000	11,079
		1,705,947
Telecommunications – 1.2%
AT&T, Inc.,
3.50%, 6/01/41	127,000	89,727
3.55%, 9/15/55	121,000	77,000
3.80%, 12/01/57	69,000	45,469
3.65%, 9/15/59	204,000	128,682

Embarq Corp., 7.99%, 6/01/36	5,000	2,011
Frontier Communications Holdings LLC,
5.87%, 10/15/27(b)	155,000	142,573
8.75%, 5/15/30(b)	50,000	51,063
Level 3 Financing, Inc.,
4.25%, 7/01/28(b)	35,000	28,875
3.62%, 1/15/29(b)	105,000	80,062
Ligado Networks LLC,
(100% Cash), 15.50%, 11/01/23(b)(l)	103,421	35,034
(100% Cash), 17.50%, 5/01/24(b)(l)	49,239	8,001
T-Mobile USA, Inc.,
2.25%, 2/15/26	135,000	121,206
2.63%, 4/15/26	106,000	95,662
2.63%, 2/15/29	24,000	19,839
3.37%, 4/15/29	60,000	51,951
2.88%, 2/15/31	63,000	50,716
2.55%, 2/15/31	23,000	18,192
3.50%, 4/15/31	180,000	151,345
5.65%, 1/15/53	45,000	41,501
Verizon Communications, Inc.,
4.33%, 9/21/28	41,000	38,436
2.36%, 3/15/32	98,000	74,238
4.50%, 8/10/33	277,000	246,787
4.40%, 11/01/34	33,000	28,570
4.81%, 3/15/39	116,000	100,356
2.65%, 11/20/40	40,000	25,391
4.75%, 11/01/41	19,000	15,990
3.55%, 3/22/51	8,000	5,400
3.70%, 3/22/61	109,000	71,295
		1,845,372
	Par (a)	Value
Tobacco & Cannabis – 0.1%
Altria Group, Inc.,
4.80%, 2/14/29	$ 14,000	$ 12,888
3.40%, 5/06/30	66,000	53,479
3.70%, 2/04/51	52,000	30,405
		96,772
Transportation & Logistics – 1.3%
Alaska Airlines Pass Through Trust, Series 2020-1, Class A, 4.80%, 8/15/27(b)	5,059	4,730
Allegiant Travel Co., 7.25%, 8/15/27(b)	70,000	65,803
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27	10,381	9,175
Series 2015-2, Class A, 4.00%, 9/22/27	29,068	23,225
Series 2016-1, Class AA, 3.58%, 1/15/28	5,001	4,396
Series 2016-1, Class A, 4.10%, 1/15/28	1,429	1,120
Series 2016-2, Class AA, 3.20%, 6/15/28	11,872	9,894
Series 2016-2, Class A, 3.65%, 6/15/28	13,356	10,091
Series 2017-1, Class AA, 3.65%, 2/15/29	2,201	1,953
Series 2017-1, Class A, 4.00%, 2/15/29	104,193	83,820
Series 2017-2, Class AA, 3.35%, 10/15/29	161,700	137,010

American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	540,000	491,400
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	23,000	19,400
4.37%, 9/01/42	53,000	44,348
5.15%, 9/01/43	41,000	37,766
4.90%, 4/01/44	35,000	31,123
4.45%, 1/15/53	122,000	102,367
CSX Corp.,
4.50%, 11/15/52	52,000	42,374
4.65%, 3/01/68	84,000	64,910
Delta Air Lines Pass Through Trust,
Series 2015-1, Class A, 3.88%, 7/30/27	8,344	7,122
Series 2020-1, Class A, 2.50%, 6/10/28	40,964	34,402

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Transportation & Logistics (Continued)

Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	$ 32,000	$ 29,769
FedEx Corp.,
3.90%, 2/01/35	23,000	18,761
3.87%, 8/01/42	115,000	82,416
4.10%, 4/15/43	19,000	13,738

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	53,200	52,594
Norfolk Southern Corp.,
3.95%, 10/01/42	61,000	46,910
4.55%, 6/01/53	48,000	39,041
U.S. Airways Pass Through Trust,
Series 2012-1, Class A, 5.90%, 10/01/24	44,344	42,696
Series 2012-2, Class A, 4.62%, 6/03/25	46,892	42,305
Series 2013-1, Class A, 3.95%, 11/15/25	39,529	34,974
Union Pacific Corp.,
3.60%, 9/15/37	14,000	11,251
3.55%, 8/15/39	37,000	28,769
3.38%, 2/14/42	21,000	15,685
4.95%, 9/09/52	33,000	29,686
3.50%, 2/14/53	41,000	28,704
3.84%, 3/20/60	30,000	21,433
5.15%, 1/20/63	27,000	24,159
4.10%, 9/15/67	26,000	18,817
United Airlines Pass Through Trust,
Series 2012-1, Class A, 4.15%, 4/11/24	60,696	57,786
Series 2020-1, Class A, 5.87%, 10/15/27	109,073	105,242
Series 2016-2, Class A, 3.10%, 10/07/28	36,785	28,292
Series 2018-1, Class A, 3.70%, 3/01/30	8,091	6,386
Series 2019-1, Class A, 4.55%, 8/25/31	3,096	2,500
		2,008,343
Transportation Equipment – 0.1%
Allison Transmission, Inc., 4.75%, 10/01/27(b)	130,000	119,682
	Par (a)	Value
Wholesale - Consumer Staples – 0.1%
Performance Food Group, Inc., 4.25%, 8/01/29(b)	$ 95,000	$ 80,482
Total Corporate Bonds (Cost $71,066,670)		62,818,859

Foreign Issuer Bonds – 50.0%
Angola – 0.3%
Angolan Government International Bond,
8.25%, 5/09/28(b)	260,000	218,660
8.75%, 4/14/32(b)	270,000	217,485
		436,145
Argentina – 0.3%
Argentine Republic Government International Bond,
(Step to 4.25% on 7/9/23), 3.88%, 1/09/38(j)	688,956	178,259
(Step to 4.88% on 7/9/29), 3.50%, 7/09/41(j)	658,931	156,961

YPF S.A., 6.95%, 7/21/27(b)	120,000	72,780
		408,000
Australia – 0.5%
CSL Finance PLC,
4.25%, 4/27/32(b)	51,000	46,111
4.63%, 4/27/42(b)	73,000	61,557
4.75%, 4/27/52(b)	61,000	51,167
4.95%, 4/27/62(b)	31,000	25,840
Mineral Resources Ltd.,
8.12%, 5/01/27(b)	95,000	94,525
8.00%, 11/01/27(b)	20,000	19,674
NBN Co. Ltd.,
1.45%, 5/05/26(b)	200,000	173,958
2.50%, 1/08/32(b)	200,000	151,045
Newcrest Finance Pty. Ltd.,
3.25%, 5/13/30(b)	36,000	29,094
4.20%, 5/13/50(b)	41,000	28,430

Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	35,000	21,563
South32 Treasury Ltd., 4.35%, 4/14/32(b)	47,000	39,271
		742,235
Bahrain – 0.8%
Bahrain Government International Bond,
5.63%, 9/30/31(b)	400,000	333,632
5.25%, 1/25/33(b)	300,000	234,072

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Bahrain (Continued)
Oil and Gas Holding (The) Co. BSCC,
7.62%, 11/07/24		$ 450,000	$ 447,478
7.50%, 10/25/27		200,000	194,187
			1,209,369
Belgium – 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/01/26		137,000	131,214
4.90%, 2/01/46		233,000	199,838
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29		72,000	70,036
4.37%, 4/15/38		93,000	79,413
4.44%, 10/06/48		86,000	69,652
5.55%, 1/23/49		38,000	35,787
			585,940
Bermuda – 0.0%(d)
Triton Container International Ltd., 3.15%, 6/15/31(b)		49,000	36,133
Brazil – 3.5%
Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32(b)		250,000	196,738
Brazil Minas SPE via State of Minas Gerais, 5.33%, 2/15/28		120,000	114,990
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/25	BRL	11,108,000	2,078,937
10.00%, 1/01/27	BRL	5,393,000	989,067
10.00%, 1/01/29	BRL	4,157,000	745,187
10.00%, 1/01/31	BRL	1,414,000	248,827
Brazilian Government International Bond,
3.88%, 6/12/30		530,000	446,206
7.12%, 1/20/37		200,000	199,400
5.00%, 1/27/45		200,000	143,561

MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(b)		200,000	152,820
MV24 Capital B.V., 6.75%, 6/01/34(b)		177,780	146,877
			5,462,610
Canada – 1.5%
1011778 B.C. ULC/New Red Finance, Inc., 3.88%, 1/15/28(b)		265,000	232,915
	Par (a)	Value
Canada (Continued)
Algonquin Power & Utilities Corp., (5Y US Treasury CMT + 3.25%), 4.75%, 1/18/82(h)	$ 80,000	$ 64,418
Bank of Montreal, 3.70%, 6/07/25	68,000	65,085
Bank of Nova Scotia (The), (5Y US Treasury CMT + 2.05%), 4.59%, 5/04/37(h)	204,000	167,615
Baytex Energy Corp., 8.75%, 4/01/27(b)	140,000	143,150
Bombardier, Inc.,
7.12%, 6/15/26(b)	320,000	302,902
6.00%, 2/15/28(b)	30,000	26,697

Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 2/15/30(b)	60,000	46,136
Enbridge, Inc.,
(5Y US Treasury CMT + 3.71%), 7.37%, 1/15/83(h)	49,000	46,240
(5Y US Treasury CMT + 4.42%), 7.62%, 1/15/83(h)	49,000	47,117

GFL Environmental, Inc., 4.00%, 8/01/28(b)	80,000	69,232
Intact Financial Corp., 5.46%, 9/22/32(b)	133,000	127,539
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(b)	80,000	59,515
MEG Energy Corp., 5.88%, 2/01/29(b)	90,000	85,918
Nutrien Ltd., 2.95%, 5/13/30	179,000	148,026
Open Text Corp., 3.88%, 12/01/29(b)	165,000	130,762
Parkland Corp., 5.87%, 7/15/27(b)	80,000	75,164
Precision Drilling Corp.,
7.12%, 1/15/26(b)	5,000	4,912
6.87%, 1/15/29(b)	55,000	50,580
Rogers Communications, Inc.,
3.80%, 3/15/32(b)	25,000	21,285
4.55%, 3/15/52(b)	30,000	23,177
Royal Bank of Canada,
4.65%, 1/27/26	51,000	49,221
3.63%, 5/04/27	14,000	12,915
4.24%, 8/03/27	26,000	24,443

Strathcona Resources Ltd., 6.87%, 8/01/26(b)	105,000	88,897

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Canada (Continued)

Telesat Canada/Telesat LLC, 5.63%, 12/06/26(b)		$ 65,000	$ 30,679
Toronto-Dominion Bank (The),
2.80%, 3/10/27		42,000	37,452
4.11%, 6/08/27		111,000	103,968
			2,285,960
Chile – 1.3%
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/01/26	CLP	80,000,000	78,858
5.00%, 10/01/28(b)	CLP	95,000,000	92,621
4.70%, 9/01/30(b)	CLP	420,000,000	395,933
5.00%, 3/01/35	CLP	100,000,000	93,731
Chile Government International Bond,
2.75%, 1/31/27		200,000	179,374
2.55%, 1/27/32		390,000	305,515
2.55%, 7/27/33		400,000	297,431
3.50%, 1/31/34		400,000	322,622
3.10%, 5/07/41		440,000	290,399
			2,056,484
China – 2.3%
Agile Group Holdings Ltd., 6.05%, 10/13/25		205,000	38,342
Agricultural Development Bank of China, 2.25%, 4/22/25	CNY	4,120,000	560,347
China Evergrande Group, 8.75%, 6/28/25		200,000	7,250
China Government Bond,
2.85%, 6/04/27	CNY	3,700,000	513,594
3.28%, 12/03/27	CNY	3,250,000	461,482
2.75%, 6/15/29	CNY	4,280,000	586,649
3.27%, 11/19/30	CNY	7,560,000	1,073,346

Global Aircraft Leasing Co. Ltd., (100% Cash), 6.50%, 9/15/24(b)(l)		77,718	62,401
Kaisa Group Holdings Ltd., 9.38%, 6/30/24(i)		200,000	13,500
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
5.00%, 1/15/33		78,000	69,962
3.13%, 2/15/42		23,000	14,438
3.25%, 11/30/51		55,000	31,824

Sunac China Holdings Ltd., 6.50%, 1/26/26		200,000	11,030
Tencent Holdings Ltd., 3.92%, 1/19/38		200,000	136,205
Times China Holdings Ltd., 6.20%, 3/22/26		215,000	12,062
		Par (a)	Value
China (Continued)

Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27(i)		$ 200,000	$ 5,810
Zhenro Properties Group Ltd., 6.63%, 1/07/26		200,000	6,000
			3,604,242
Colombia – 1.7%
Colombia Government International Bond,
3.13%, 4/15/31		200,000	136,576
4.13%, 2/22/42		1,200,000	674,456
Colombian TES,
7.50%, 8/26/26	COP	1,737,800,000	291,660
5.75%, 11/03/27	COP	1,141,100,000	167,743
6.00%, 4/28/28	COP	1,425,600,000	206,182
7.75%, 9/18/30	COP	1,823,700,000	265,013
7.00%, 6/30/32	COP	3,035,500,000	397,179

Ecopetrol S.A., 4.62%, 11/02/31		233,000	160,575
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25		200,000	170,290
Millicom International Cellular S.A., 5.12%, 1/15/28		180,000	153,509
			2,623,183
Czech Republic – 0.9%
Czech Republic Government Bond,
1.25%, 2/14/25	CZK	8,090,000	293,119
1.00%, 6/26/26	CZK	6,500,000	218,546
2.75%, 7/23/29	CZK	8,230,000	274,713
0.95%, 5/15/30	CZK	8,670,000	246,928
2.00%, 10/13/33	CZK	14,740,000	415,877
			1,449,183
Denmark – 0.1%
Danske Bank A/S, 4.38%, 6/12/28(b)		200,000	173,715
Dominican Republic – 0.9%
Dominican Republic International Bond,
6.00%, 7/19/28		365,000	332,608
5.50%, 2/22/29(b)		475,000	414,739
4.50%, 1/30/30(b)		355,000	284,073
4.87%, 9/23/32(b)		265,000	204,184
5.30%, 1/21/41(b)		260,000	179,082
			1,414,686

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Ecuador – 0.2%
Ecuador Government International Bond,
(Step to 6.00% on 7/31/23), 5.50%, 7/31/30(j)	$625,610	$331,849
(Step to 3.50% on 7/31/23), 2.50%, 7/31/35(b)(j)	20,291	7,413
		339,262
Egypt – 0.2%
Egypt Government International Bond,
7.05%, 1/15/32(b)	360,000	228,112
7.30%, 9/30/33	200,000	125,766
		353,878
El Salvador – 0.2%
El Salvador Government International Bond,
6.38%, 1/18/27	230,000	89,269
8.25%, 4/10/32	210,000	83,475
7.12%, 1/20/50	300,000	102,285
		275,029
France – 0.5%
Altice France S.A., 5.12%, 1/15/29(b)	290,000	218,225
BPCE S.A., (SOFR + 1.09%), 2.04%, 10/19/27(b)(h)	250,000	207,643
Danone S.A., 2.59%, 11/02/23(b)	200,000	194,347
Orange S.A., 9.00%, 3/01/31	37,000	44,203
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	47,000	40,340
2.99%, 6/29/41	32,000	22,536

XLIT Ltd., 5.50%, 3/31/45	104,000	91,866
		819,160
Gabon – 0.1%
Gabon Government International Bond, 6.63%, 2/06/31	200,000	141,171
Germany – 0.2%
Deutsche Bank A.G., (5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(h)	400,000	317,169
		Par (a)	Value
Guatemala – 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29(b)		$ 95,000	$ 83,565
CT Trust, 5.12%, 2/03/32		200,000	159,766
Guatemala Government Bond,
4.90%, 6/01/30		200,000	181,521
3.70%, 10/07/33(b)		400,000	302,884
			727,736
Hong Kong – 0.1%
Melco Resorts Finance Ltd., 5.75%, 7/21/28(b)		200,000	115,000
Hungary – 0.6%
Hungary Government Bond,
3.00%, 6/26/24	HUF	193,010,000	397,468
1.00%, 11/26/25	HUF	39,680,000	69,773
3.00%, 10/27/27	HUF	62,670,000	104,133
3.25%, 10/22/31	HUF	91,050,000	133,600
3.00%, 10/27/38	HUF	23,570,000	27,327

Hungary Government International Bond, 5.25%, 6/16/29(b)		200,000	183,880
			916,181
India – 0.5%
Adani Green Energy Ltd., 4.37%, 9/08/24		200,000	150,620
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 3/25/27(b)		191,000	147,165
India Airport Infra, 6.25%, 10/25/25		250,000	221,250
India Green Power Holdings, 4.00%, 2/22/27		250,000	187,512
			706,547
Indonesia – 3.9%
Freeport Indonesia PT, 5.32%, 4/14/32(b)		600,000	504,750
Indonesia Asahan Aluminium Persero PT,
4.75%, 5/15/25(b)		400,000	381,013
5.45%, 5/15/30(b)		300,000	262,706
Indonesia Treasury Bond,
8.37%, 9/15/26	IDR	5,700,000,000	379,510
6.13%, 5/15/28	IDR	4,200,000,000	254,041
9.00%, 3/15/29	IDR	9,247,000,000	639,886
7.00%, 9/15/30	IDR	7,666,000,000	476,700
6.50%, 2/15/31	IDR	10,514,000,000	630,727

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Indonesia (Continued)
Indonesia Treasury Bond,
6.37%, 4/15/32	IDR	$5,547,000,000	$ 329,165
7.50%, 8/15/32	IDR	5,944,000,000	379,487
8.37%, 3/15/34	IDR	3,453,000,000	234,082
7.50%, 6/15/35	IDR	4,715,000,000	299,462
Perusahaan Penerbit SBSN Indonesia III,
4.15%, 3/29/27		500,000	474,945
4.40%, 6/06/27(b)		200,000	190,805
2.55%, 6/09/31		200,000	160,100
4.70%, 6/06/32(b)		400,000	373,733

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.88%, 7/17/49		200,000	134,124
			6,105,236
Iraq – 0.3%
Iraq International Bond, 5.80%, 1/15/28		536,250	457,689
Ireland – 0.1%
Avolon Holdings Funding Ltd.,
2.12%, 2/21/26(b)		67,000	54,932
4.25%, 4/15/26(b)		99,000	86,539
2.53%, 11/18/27(b)		36,000	27,481
			168,952
Israel – 0.9%
Bank Leumi Le-Israel B.M., 5.13%, 7/27/27(b)		200,000	195,298
Energean Israel Finance Ltd.,
4.88%, 3/30/26(b)		90,000	81,184
5.37%, 3/30/28(b)		140,000	123,463
5.87%, 3/30/31(b)		175,000	148,605

Leviathan Bond Ltd., 6.75%, 6/30/30(b)		85,000	76,334
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		50,000	40,975
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/01/26		40,000	33,800
4.10%, 10/01/46		1,132,000	684,991
			1,384,650
Italy – 0.3%
Intesa Sanpaolo S.p.A., 5.71%, 1/15/26(b)		200,000	186,307
Telecom Italia Capital S.A.,
6.37%, 11/15/33		60,000	46,104
6.00%, 9/30/34		10,000	7,298
		Par (a)	Value
Italy (Continued)
Telecom Italia Capital S.A.,
7.20%, 7/18/36		$ 49,000	$ 38,159

UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(h)		200,000	149,016
			426,884
Ivory Coast – 0.2%
Ivory Coast Government International Bond,
4.88%, 1/30/32(b)	EUR	200,000	139,385
6.87%, 10/17/40(b)	EUR	175,000	116,090
			255,475
Japan – 0.5%
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/25		200,000	178,530
SoftBank Group Corp., 4.63%, 7/06/28		605,000	485,927
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28		200,000	193,017
			857,474
Jordan – 0.1%
Jordan Government International Bond, 7.75%, 1/15/28(b)		200,000	193,140
Kazakhstan – 0.4%
KazMunayGas National Co. JSC, 3.50%, 4/14/33(b)		525,000	352,107
Tengizchevroil Finance Co. International Ltd.,
4.00%, 8/15/26		200,000	162,808
3.25%, 8/15/30		200,000	137,050
			651,965
Luxembourg – 0.1%
Altice Financing S.A., 5.00%, 1/15/28(b)		240,000	189,758
Macau – 0.4%
MGM China Holdings Ltd., 4.75%, 2/01/27(b)		200,000	150,032
Sands China Ltd.,
3.35%, 3/08/29		10,000	6,687
4.88%, 6/18/30		400,000	284,900

Studio City Finance Ltd., 5.00%, 1/15/29(b)		200,000	85,948
Wynn Macau Ltd., 5.12%, 12/15/29(b)		200,000	121,000
			648,567

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Malaysia – 2.1%
Malaysia Government Bond,
4.18%, 7/15/24	MYR	$ 156,000	$ 33,367
3.95%, 9/15/25	MYR	1,720,000	364,313
3.90%, 11/30/26	MYR	1,000,000	210,791
3.90%, 11/16/27	MYR	2,685,000	560,188
3.73%, 6/15/28	MYR	2,174,000	445,552
3.89%, 8/15/29	MYR	3,048,000	624,535
3.58%, 7/15/32	MYR	1,960,000	389,120
4.76%, 4/07/37	MYR	789,000	168,822
3.76%, 5/22/40	MYR	778,000	142,223

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	342,087
			3,280,998
Mexico – 4.9%
America Movil S.A.B. de C.V., 5.37%, 4/04/32(b)		200,000	169,300
Braskem Idesa SAPI, 6.99%, 2/20/32(b)		200,000	133,776
Cemex S.A.B. de C.V.,
(5Y US Treasury CMT + 4.53%), 5.13%, 6/08/26(b)(h)		200,000	165,110
3.88%, 7/11/31(b)		490,000	372,971

Comision Federal de Electricidad, 6.26%, 2/15/52		400,000	295,774
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.90%, 11/20/26(b)		200,000	159,006
Mexican Bonos,
10.00%, 12/05/24	MXN	2,081,700	104,626
5.00%, 3/06/25	MXN	2,380,000	107,179
5.75%, 3/05/26	MXN	13,387,900	596,111
7.50%, 6/03/27	MXN	20,383,800	942,014
8.50%, 5/31/29	MXN	15,406,300	728,454
7.75%, 5/29/31	MXN	18,246,200	811,542
10.00%, 11/20/36	MXN	1,346,500	68,358
8.50%, 11/18/38	MXN	13,050,000	580,901
Mexico Government International Bond,
4.50%, 4/22/29		600,000	557,415
4.88%, 5/19/33		625,000	549,887
3.50%, 2/12/34		200,000	152,591
Petroleos Mexicanos,
5.35%, 2/12/28		249,000	198,449
6.84%, 1/23/30		442,000	352,773
5.95%, 1/28/31		277,000	199,628
6.70%, 2/16/32		300,000	226,875
6.62%, 6/15/35		195,000	135,427
			7,608,167
	Par (a)	Value
Mozambique – 0.1%
Mozambique International Bond, (Step to 9.00% on 9/15/23), 5.00%, 9/15/31(j)	$200,000	$ 136,836
Netherlands – 0.6%
Cooperatieve Rabobank U.A., (1Y US Treasury CMT + 1.75%), 4.65%, 8/22/28(b)(h)	250,000	231,242
ING Groep N.V., (SOFR + 1.83%), 4.02%, 3/28/28(h)	200,000	179,876
Shell International Finance B.V.,
4.13%, 5/11/35	31,000	27,369
2.88%, 11/26/41	29,000	19,904
4.00%, 5/10/46	109,000	85,599
3.00%, 11/26/51	62,000	39,887

UPC Broadband Finco B.V., 4.87%, 7/15/31(b)	220,000	184,741
Ziggo Bond Co. B.V., 6.00%, 1/15/27(b)	150,000	134,955
		903,573
Nigeria – 0.4%
IHS Netherlands Holdco B.V., 8.00%, 9/18/27	200,000	156,338
Nigeria Government International Bond,
7.37%, 9/28/33	300,000	182,266
7.70%, 2/23/38(b)	390,000	228,150
		566,754
Oman – 0.9%
Oman Government International Bond,
4.75%, 6/15/26	200,000	189,666
5.62%, 1/17/28	425,000	406,794
6.00%, 8/01/29	200,000	190,474
6.25%, 1/25/31(b)	290,000	276,225

OQ SAOC, 5.13%, 5/06/28	450,000	407,210
		1,470,369
Pakistan – 0.1%
Pakistan Government International Bond,
6.00%, 4/08/26(b)	200,000	65,000
6.88%, 12/05/27	335,000	107,914
		172,914
Panama – 1.2%
Panama Government International Bond,
3.75%, 3/16/25	250,000	238,636
3.87%, 3/17/28	750,000	678,666

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Panama (Continued)
Panama Government International Bond,
3.16%, 1/23/30		$ 200,000	$ 162,753
6.70%, 1/26/36		850,000	825,833
			1,905,888
Paraguay – 0.3%
Paraguay Government International Bond,
2.74%, 1/29/33		200,000	148,858
3.85%, 6/28/33		300,000	242,730
			391,588
Peru – 1.4%
Peru Government Bond,
5.94%, 2/12/29	PEN	370,000	83,396
6.15%, 8/12/32	PEN	1,150,000	246,212
5.35%, 8/12/40	PEN	474,000	84,382
Peruvian Government International Bond,
8.20%, 8/12/26		800,000	207,229
0.06%, 8/12/28	PEN	675,000	157,456
2.78%, 1/23/31		540,000	425,865
3.00%, 1/15/34		890,000	664,246
6.90%, 8/12/37	PEN	700,000	150,731
3.30%, 3/11/41		100,000	67,252

Volcan Cia Minera S.A.A., 4.38%, 2/11/26(b)		30,000	25,178
			2,111,947
Philippines – 0.6%
Philippine Government International Bond,
1.95%, 1/06/32		200,000	150,417
3.56%, 9/29/32		400,000	342,111
3.20%, 7/06/46		350,000	230,954
5.95%, 10/13/47		200,000	195,947
			919,429
Poland – 0.9%
Republic of Poland Government Bond,
2.25%, 10/25/24	PLN	1,994,000	372,211
0.75%, 4/25/25	PLN	1,501,000	262,921
2.50%, 7/25/26	PLN	1,668,000	283,311
2.50%, 7/25/27	PLN	1,659,000	268,155
2.75%, 10/25/29	PLN	1,005,000	150,073
1.25%, 10/25/30	PLN	955,000	120,805
			1,457,476
Qatar – 0.8%
Qatar Energy,
1.38%, 9/12/26		600,000	528,399
2.25%, 7/12/31(b)		200,000	160,500
		Par (a)	Value
Qatar (Continued)
Qatar Energy,
3.12%, 7/12/41(b)		$ 225,000	$ 159,480

Qatar Government International Bond, 3.75%, 4/16/30(b)		400,000	371,500
			1,219,879
Romania – 0.8%
Romania Government Bond,
3.25%, 4/29/24	RON	1,325,000	247,094
4.75%, 2/24/25	RON	360,000	66,186
3.25%, 6/24/26	RON	2,255,000	375,404
5.00%, 2/12/29	RON	470,000	76,175
6.70%, 2/25/32	RON	590,000	101,760
Romanian Government International Bond,
3.00%, 2/27/27(b)		334,000	286,203
3.00%, 2/14/31(b)		150,000	110,796
			1,263,618
Saudi Arabia – 1.0%
KSA Sukuk Ltd., 5.27%, 10/25/28(b)		400,000	402,746
Saudi Arabian Oil Co.,
3.50%, 4/16/29		425,000	378,683
2.25%, 11/24/30		550,000	435,739

Saudi Government International Bond, 5.50%, 10/25/32(b)		400,000	405,000
			1,622,168
Senegal – 0.2%
Senegal Government International Bond,
5.38%, 6/08/37(b)	EUR	300,000	182,090
6.75%, 3/13/48		200,000	127,945
			310,035
South Africa – 3.3%
Anglo American Capital PLC, 5.63%, 4/01/30(b)		200,000	188,749
Eskom Holdings SOC Ltd.,
8.45%, 8/10/28		225,000	198,114
6.35%, 8/10/28		400,000	360,384
Republic of South Africa Government Bond,
10.50%, 12/21/26	ZAR	3,654,517	208,727
8.00%, 1/31/30	ZAR	17,510,369	818,539
7.00%, 2/28/31	ZAR	10,525,574	443,925
8.25%, 3/31/32	ZAR	7,138,045	320,112
8.87%, 2/28/35	ZAR	16,384,022	727,154
6.25%, 3/31/36	ZAR	3,350,467	115,667
8.50%, 1/31/37	ZAR	15,024,445	629,788

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
South Africa (Continued)
Republic of South Africa Government International Bond,
4.85%, 9/30/29		$ 400,000	$ 339,000
5.87%, 4/20/32		900,000	768,888
			5,119,047
Spain – 0.4%
Banco Bilbao Vizcaya Argentaria S.A., (1Y US Treasury CMT + 2.70%), 6.14%, 9/14/28(h)		200,000	190,231
Banco Santander S.A.,
5.14%, 8/18/25		200,000	192,219
(5Y US Treasury CMT + 3.75%), 4.75%, 11/12/26(h)		200,000	140,766

Iberdrola International B.V., 5.81%, 3/15/25		33,000	33,286
			556,502
Sri Lanka – 0.1%
Sri Lanka Government International Bond,
6.20%, 5/11/27		275,000	60,593
6.75%, 4/18/28		400,000	88,126
			148,719
Switzerland – 0.5%
Credit Suisse Group A.G., (SOFR + 3.34%), 6.37%, 7/15/26(b)(h)		250,000	232,596
UBS A.G., 5.13%, 5/15/24		200,000	193,560
UBS Group A.G.,
(5Y US Treasury CMT + 4.86%), 5.12%, 7/29/26(g)(h)		200,000	174,075
(1Y US Treasury CMT + 1.10%), 2.75%, 2/11/33(b)(h)		200,000	143,912
			744,143
Tanzania, United Republic of – 0.1%
HTA Group Ltd., 7.00%, 12/18/25(b)		255,000	223,125
Thailand – 2.0%
GC Treasury Center Co. Ltd., 5.20%, 3/30/52(b)		200,000	139,226
Thailand Government Bond,
0.75%, 6/17/24	THB	11,998,000	310,293
2.12%, 12/17/26	THB	9,883,000	255,243
1.00%, 6/17/27	THB	29,822,000	727,458
2.87%, 12/17/28	THB	29,638,000	778,789
1.60%, 12/17/29	THB	5,919,000	141,918
		Par (a)	Value
Thailand (Continued)
Thailand Government Bond,
2.00%, 12/17/31	THB	$16,201,000	$ 387,909
1.59%, 12/17/35	THB	7,400,000	153,411
3.30%, 6/17/38	THB	8,000,000	196,154
			3,090,401
Turkey – 0.2%
Turkey Government International Bond, 4.88%, 4/16/43		525,000	306,527
United Arab Emirates – 0.8%
DP World Salaam, (5Y US Treasury CMT + 5.75%), 6.00%, 10/01/25(g)(h)		400,000	388,578
Galaxy Pipeline Assets Bidco Ltd.,
2.16%, 3/31/34(b)		184,932	150,572
2.63%, 3/31/36(b)		1,025,000	778,464
			1,317,614
United Kingdom – 1.0%
BAT Capital Corp.,
2.73%, 3/25/31		84,000	61,526
3.98%, 9/25/50		104,000	62,152

BP Capital Markets PLC, 3.28%, 9/19/27		63,000	57,556
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(b)		200,000	170,158
HSBC Holdings PLC,
(SOFR + 1.73%), 2.01%, 9/22/28(h)		200,000	157,177
(SOFR + 3.35%), 11/03/28(h)(k)		200,000	200,170

Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(b)		200,000	141,392
Lloyds Banking Group PLC, (1Y US Treasury CMT + 1.00%), 2.44%, 2/05/26(h)		200,000	181,772
LSEGA Financing PLC, 1.38%, 4/06/26(b)		200,000	173,740
Unilever Capital Corp., 2.63%, 8/12/51		100,000	60,252
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(b)		250,000	227,180
Vodafone Group PLC,
5.12%, 6/19/59		41,000	31,635
(5Y US Treasury CMT + 3.07%), 5.12%, 6/04/81(h)		140,000	96,746
			1,621,456

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Zambia – 0.5%
First Quantum Minerals Ltd., 6.87%, 3/01/26(b)	$800,000	$ 750,720
Zambia Government International Bond, 8.50%, 4/14/24	200,000	80,830
		831,550
Total Foreign Issuer Bonds (Cost $91,364,191)		77,839,531

Mortgage-Backed Securities – 0.9%
Commercial Mortgage-Backed Securities – 0.8%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.95%, 5/10/47(b)(m)	175,000	155,035
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.92%, 10/15/45(b)	100,000	87,000
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 5.15%, 8/10/44(b)(m)	315,000	133,362
Series 2011-GC5, Class C, 5.15%, 8/10/44(b)(m)	35,000	27,837
Series 2013-GC13, Class C, 4.07%, 7/10/46(b)(m)	320,000	271,234
Series 2014-GC22, Class D, 4.69%, 6/10/47(b)(m)	50,000	44,290

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.36%, 2/15/46(b)	100,000	93,023
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.35%, 8/15/46(m)	110,000	75,826
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(b)(m)	100,000	72,125
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class C, 4.46%, 8/15/50	75,000	46,070
Series 2016-C36, Class C, 4.14%, 11/15/59(m)	45,000	34,286
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 5.38%, 3/15/44(b)(m)	$172,920	$ 71,070
Series 2012-C7, Class D, 4.69%, 6/15/45(b)(m)	320,000	118,400
Series 2012-C10, Class C, 4.30%, 12/15/45	120,000	108,117
		1,337,675
Whole Loan – 0.1%
PRPM LLC, Series 2022-5, Class A1, (Step to 0.28% on 11/25/22), 6.90%, 9/27/27(b)(j)	125,000	123,163
Total Mortgage-Backed Securities (Cost $1,940,170)		1,460,838

U.S. Government Obligations – 1.5%
U.S. Treasury Bonds – 0.1%
3.37%, 8/15/42	156,900	135,351
2.88%, 5/15/52	43,800	33,993
		169,344
U.S. Treasury Notes – 1.4%
4.25%, 9/30/24	141,000	140,284
4.25%, 10/15/25	442,000	439,652
2.63%, 5/31/27	855,000	796,920
4.12%, 9/30/27	128,000	127,300
4.12%, 10/31/27	399,000	396,911
3.88%, 9/30/29	149,000	146,346
4.00%, 10/31/29	55,700	55,178
2.75%, 8/15/32	159,800	142,996
		2,245,587
Total U.S. Government Obligations (Cost $2,461,394)		2,414,931

	Number of Shares
Warrants – 0.0%(d)
Engineering & Construction – 0.0%(d)
Mcdermott International Ltd., Class A (n)*	3,868	14
Mcdermott International Ltd., Class B (n)*	4,298	5
Total Warrants (Cost $6,000)		19

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)/Number of Shares	Value
Short-Term Investments – 4.1%
Corporate Bonds – 0.1%
Aviation Capital Group LLC, 3.88%, 5/01/23(b)		$ 48,000	$ 47,248
Delta Air Lines Pass Through Trust, 4.25%, 7/30/23		13,294	12,997
Entergy Louisiana LLC, 4.05%, 9/01/23		8,000	7,930
Mid-America Apartments L.P., 4.30%, 10/15/23		30,000	29,656
			97,831
Foreign Issuer Bonds – 0.3%
Fantasia Holdings Group Co. Ltd., 11.88%, 6/01/23		200,000	9,988
Greenko Investment Co., 4.87%, 8/16/23		200,000	191,180
Romania Government Bond, 4.25%, 6/28/23	RON	1,685,000	330,059
			531,227
Money Market Fund – 2.3%
Northern Institutional Funds - Treasury Portfolio (Premier), 2.48%(o)		3,556,518	3,556,518
	Par (a)/Number of Shares	Value
U.S. Government Obligations – 0.8%
U.S. Treasury Notes, 0.13%, 3/31/23	$590,000	$ 579,698
U.S. Treasury Notes, 0.25%, 4/15/23	305,000	299,377
U.S. Treasury Notes, 0.12%, 9/15/23	425,000	408,664
		1,287,739
U.S. Treasury Bills – 0.6%
U.S. Treasury Bill, 3.00%, 12/15/22(p)	945,000	940,960
Total Short-Term Investments (Cost $6,550,970)		6,414,275
Total Investments – 99.0% (Cost $177,506,329)		154,165,835
Other Assets less Liabilities – 1.0%(q)		1,500,308
NET ASSETS – 100.0%		$155,666,143

Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security. Rate as of October 31, 2022 is disclosed.
(d)	Amount rounds to less than 0.05%.
(e)	Zero coupon bond.
(f)	Restricted security that has been deemed illiquid. At October 31, 2022, the value of these restricted illiquid securities amounted to $319,388 or 0.21% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
2020 Cash Mandatory Exchangeable Trust, 0.00%	5/06/21	$305,140
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.62%, 8/15/27	9/29/20-727/21	46,213
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28	6/16/20-1/12/21	75,900

(g)	Perpetual bond. Maturity date represents next call date.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2022 is disclosed.
(i)	Issuer has defaulted on terms of debt obligation.
(j)	Step coupon bond. Rate as of October 31, 2022 is disclosed.
(k)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2022.
(l)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2022 is disclosed.
(n)	Investment is valued using significant unobservable inputs (Level 3).
(o)	7-day current yield as of October 31, 2022 is disclosed.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
(p)	Discount rate at the time of purchase.
(q)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:
1Y	1 Year
3M	3 Month
5Y	5 Year
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMS	Constant Maturity Swap
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
COP	Colombian Peso
CP	Commercial Paper
CVR	Contingent Value Rights
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
RON	Romania New Leu
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Concentration by Currency (%)(a)
U.S. Dollar	74.4
All other currencies less than 5%	25.6
Total	100.0
(a) Percentages shown are based on Net Assets.
Composition by Type (%)(a)
Non-Government	62.1
Sovereign	36.9
Others	1.0
Total	100.0
(a) Percentages shown are based on Net Assets.

Futures Contracts outstanding at October 31, 2022: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	1	12/20/2022	USD	127,656	$ 2,776
2-Year U.S. Treasury Note	15	12/30/2022	USD	3,065,742	(57,760)
5-Year U.S. Treasury Note	16	12/30/2022	USD	1,705,500	(65,092)
Total Long Contracts					$(120,076)
Short Contracts
10-Year U.S. Treasury Note	(10)	12/20/2022	USD	1,105,938	$ 70,453
U.S. Treasury Long Bond	(7)	12/20/2022	USD	843,500	100,897
Ultra 10-Year U.S. Treasury Note	(16)	12/20/2022	USD	1,855,750	106,921
Total Short Contracts					$ 278,271
					$ 158,195

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2022:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

01/12/23	Polish Zloty	2,787,135	U.S. Dollars	547,404	BNP	$ 28,190
11/14/22	U.S. Dollars	360,669	Chinese Offshore Yuan	2,446,595	Barclays	26,928
11/08/22	U.S. Dollars	565,000	Euro	549,857	Bank of America	21,295
11/03/22	U.S. Dollars	319,300	Malaysian Ringgit	1,422,162	Barclays	18,492
11/01/22	U.S. Dollars	142,779	Colombian Pesos	629,014,320	JPMorgan Chase	15,416
12/07/22	U.S. Dollars	160,000	Chinese Offshore Yuan	1,093,752	Barclays	10,589
12/01/22	U.S. Dollars	182,400	Malaysian Ringgit	817,152	Morgan Stanley	9,495
02/21/23	Mexican Pesos	7,599,200	U.S. Dollars	368,000	Barclays	7,504
11/01/22	U.S. Dollars	130,517	Colombian Pesos	629,014,320	Bank of America	3,154
12/08/22	Czech Republic Koruna	6,154,170	U.S. Dollars	245,152	BNP	2,631
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
01/06/23	U.S. Dollars	50,677	Euro	50,000	Citibank	$ 971
01/04/23	U.S. Dollars	176,500	Euro	176,908	Morgan Stanley	657
12/06/22	Polish Zloty	684,000	U.S. Dollars	141,970	BNP	528
12/07/22	U.S. Dollars	163,300	Chinese Offshore Yuan	1,193,458	BNP	268
Total Unrealized Appreciation						$ 146,118

01/04/23	Hungarian Forints	74,492,884	U.S. Dollars	176,500	Barclays	$ (87)
01/04/23	U.S. Dollars	60,000	Euro	60,470	BNP	(106)
01/30/23	U.S. Dollars	164,000	Taiwan Dollars	5,282,440	Morgan Stanley	(462)
01/06/23	U.S. Dollars	258,542	Euro	262,000	Bank of America	(1,918)
01/04/23	Hungarian Forints	41,771,684	U.S. Dollars	100,898	JPMorgan Chase	(1,975)
01/04/23	Hungarian Forints	59,250,516	U.S. Dollars	142,601	BNP	(2,284)
01/04/23	U.S. Dollars	98,822	Hungarian Forints	42,814,796	Goldman Sachs	(2,571)
01/04/23	Hungarian Forints	73,904,705	U.S. Dollars	178,144	Citibank	(3,123)
11/01/22	Colombian Pesos	629,014,320	U.S. Dollars	130,517	JPMorgan Chase	(3,154)
12/06/22	U.S. Dollars	67,000	Polish Zloty	337,671	BNP	(3,347)
01/04/23	U.S. Dollars	274,282	Hungarian Forint	119,168,685	BNP	(7,932)
01/04/23	U.S. Dollars	175,100	Hungarian Forints	77,394,200	Bank of America	(8,184)
02/21/23	U.S. Dollars	365,548	Mexican Pesos	7,599,200	Bank of America	(9,956)
01/04/23	Hungarian Forints	84,836,950	U.S. Dollars	211,300	Bank of America	(10,390)
11/01/22	Colombian Pesos	629,014,320	U.S. Dollars	141,900	Bank of America	(14,537)
11/03/22	Malaysian Ringgit	1,422,162	U.S. Dollars	320,632	Barclays	(19,823)
11/14/22	Chinese Offshore Yuan	2,446,595	U.S. Dollars	365,000	BNP	(31,260)
Total Unrealized Depreciation						$(121,109)
Net Unrealized Appreciation						$ 25,009
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Credit Default Swap Contracts outstanding - Sell Protection as of October 31, 2022: Exchange Traded

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 37 (Pay Quarterly)	4.38%	5.00%	12/20/2026	USD	475,200	$12,637	$ (3,710)	$16,347
Total						$12,637	$(3,710)	$16,347
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$ 414,656	$—	$ 414,656
Common Stocks	112,848	—	—	112,848
Convertible Bonds	—	2,256,235	—	2,256,235
Convertible Preferred Stocks	123,143	310,500	—	433,643
Corporate Bonds	—	62,818,859	—	62,818,859
Foreign Issuer Bonds	—	77,839,531	—	77,839,531
Mortgage-Backed Securities	—	1,460,838	—	1,460,838
U.S. Government Obligations	—	2,414,931	—	2,414,931
Warrants	—	—	19	19
Short-Term Investments	3,556,518	2,857,757	—	6,414,275
Total Investments	$3,792,509	$150,373,307	$ 19	$154,165,835

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$ 281,047	$ —	$—	$ 281,047
Forward Foreign Currency Exchange Contracts	—	146,118	—	146,118
Swap Agreements	—	12,637	—	12,637
Total Assets - Derivative Financial Instruments	$ 281,047	$ 158,755	$—	$ 439,802
Liabilities:
Futures Contracts	$(122,852)	$ —	$—	$(122,852)
Forward Foreign Currency Exchange Contracts	—	(121,109)	—	(121,109)
Total Liabilities - Derivative Financial Instruments	$(122,852)	$(121,109)	$—	$(243,961)
Net Derivative Financial Instruments	$ 158,195	$ 37,646	$—	$ 195,841
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Common Stocks – 53.6%
Advertising & Marketing – 1.8%
Dentsu Group, Inc. (Japan)	1,900	$ 59,096
Omnicom Group, Inc.	42,652	3,102,933
WPP PLC (United Kingdom)	13,946	122,727
		3,284,756
Aerospace & Defense – 0.1%
BAE Systems PLC (United Kingdom)	26,264	245,662
Apparel & Textile Products – 1.5%
Tapestry, Inc.	88,707	2,810,238
Asset Management – 0.5%
Investor AB, Class B (Sweden)	10,174	166,046
Julius Baer Group Ltd. (Switzerland)	2,488	119,371
Kinnevik AB, Class B (Sweden)*	3,130	38,666
Schroders PLC (United Kingdom)	6,224	27,944
St. James's Place PLC (United Kingdom)	16,062	196,142
UBS Group A.G. (Switzerland)(a)	20,800	329,767
		877,936
Automotive – 0.8%
Bridgestone Corp. (Japan)	5,600	202,532
Denso Corp. (Japan)	2,000	99,232
Honda Motor Co. Ltd. (Japan)	12,800	291,872
Nissan Motor Co. Ltd. (Japan)	31,100	99,125
Stanley Electric Co. Ltd. (Japan)	5,900	100,303
Sumitomo Electric Industries Ltd. (Japan)	5,700	59,567
Toyota Motor Corp. (Japan)	40,600	563,309
		1,415,940
Banking – 3.0%
ABN AMRO Bank N.V. - CVA (Netherlands)(b)	6,108	60,045
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	39,420	203,360
Banco Santander S.A. (Spain)	111,571	289,357
Barclays PLC (United Kingdom)	188,383	320,110
BNP Paribas S.A. (France)	8,502	398,692
CaixaBank S.A. (Spain)	24,977	82,825
DNB Bank ASA (Norway)	4,323	76,460
	Number of Shares	Value
Banking (Continued)
Erste Group Bank A.G. (Austria)	3,344	$ 82,413
HSBC Holdings PLC (United Kingdom)	227,126	1,165,623
ING Groep N.V. (Netherlands)	35,249	346,836
Intesa Sanpaolo S.p.A. (Italy)	77,084	146,963
KBC Group N.V. (Belgium)	1,152	57,733
Lloyds Banking Group PLC (United Kingdom)	995,766	478,234
Mitsubishi UFJ Financial Group, Inc. (Japan)	30,800	145,495
Mizuho Financial Group, Inc. (Japan)	4,900	52,996
NatWest Group PLC (United Kingdom)	85,503	230,287
Nordea Bank Abp (Finland)	15,095	144,195
Resona Holdings, Inc. (Japan)	12,500	47,112
Skandinaviska Enskilda Banken AB, Class A (Sweden)	9,939	104,791
Standard Chartered PLC (United Kingdom)	41,145	245,831
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,000	252,734
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,000	143,845
Svenska Handelsbanken AB, Class A (Sweden)	12,493	116,073
Swedbank AB, Class A (Sweden)	9,534	142,133
UniCredit S.p.A. (Italy)	12,574	155,934
		5,490,077
Beverages – 0.7%
Anheuser-Busch InBev S.A./N.V. (Belgium)	8,939	447,133
Asahi Group Holdings Ltd. (Japan)	2,100	58,760
Diageo PLC (United Kingdom)	13,455	553,707
Kirin Holdings Co. Ltd. (Japan)	10,000	146,999
		1,206,599
Biotechnology & Pharmaceuticals – 1.1%
Astellas Pharma, Inc. (Japan)	7,300	100,727
AstraZeneca PLC (United Kingdom)	8,013	940,183
Chugai Pharmaceutical Co. Ltd. (Japan)	6,100	141,348

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Daiichi Sankyo Co. Ltd. (Japan)	3,300	$ 105,636
GSK PLC	26,822	439,374
Ono Pharmaceutical Co. Ltd. (Japan)	2,600	61,187
Takeda Pharmaceutical Co. Ltd. (Japan)	7,600	200,708
		1,989,163
Cable & Satellite – 0.3%
Comcast Corp., Class A	17,433	553,323
Chemicals – 0.2%
Nitto Denko Corp. (Japan)	2,000	105,371
Shin-Etsu Chemical Co. Ltd. (Japan)	2,000	207,860
Toray Industries, Inc. (Japan)	11,800	57,317
		370,548
Commercial Support Services – 1.8%
Compass Group PLC (United Kingdom)	10,512	221,402
H&R Block, Inc.	33,522	1,379,430
Recruit Holdings Co. Ltd. (Japan)	6,400	196,935
Rentokil Initial PLC (United Kingdom)	18,587	115,985
Secom Co. Ltd. (Japan)	26,015	1,482,088
		3,395,840
Diversified Industrials – 0.1%
Hitachi Ltd. (Japan)	3,000	136,121
E-Commerce Discretionary – 3.3%
Alibaba Group Holding Ltd. (China)*	290,300	2,257,055
eBay, Inc.	50,238	2,001,482
JD.com, Inc., Class A (China)	63,100	1,149,084
Pinduoduo, Inc. ADR (China)*	12,832	703,579
		6,111,200
Electric Utilities – 0.6%
Chubu Electric Power Co., Inc. (Japan)	6,500	52,910
National Grid PLC (United Kingdom)	92,933	1,012,517
SSE PLC (United Kingdom)	5,899	105,420
		1,170,847
Electrical Equipment – 0.2%
Daikin Industries Ltd. (Japan)	900	134,808
	Number of Shares	Value
Electrical Equipment (Continued)
Mitsubishi Electric Corp. (Japan)	20,700	$ 182,131
Toshiba Corp. (Japan)	2,588	89,808
		406,747
Engineering & Construction – 1.5%
Ferrovial S.A. (Spain)	79,003	1,930,705
Vinci S.A. (France)	9,874	908,773
		2,839,478
Entertainment Content – 0.8%
Activision Blizzard, Inc.	1,359	98,935
Electronic Arts, Inc.	1,257	158,332
NetEase, Inc. (China)	51,900	575,844
Nexon Co. Ltd. (Japan)	3,200	53,549
Square Enix Holdings Co. Ltd. (Japan)	1,100	49,084
Walt Disney (The) Co.*	5,370	572,120
		1,507,864
Food – 0.1%
Associated British Foods PLC (United Kingdom)	6,224	96,468
MEIJI Holdings Co. Ltd. (Japan)	2,800	115,217
Yamazaki Baking Co. Ltd. (Japan)	4,586	46,728
		258,413
Gas & Water Utilities – 0.1%
Osaka Gas Co. Ltd. (Japan)	3,700	54,788
Severn Trent PLC (United Kingdom)	2,865	82,225
		137,013
Health Care Facilities & Services – 4.5%
Alfresa Holdings Corp. (Japan)	5,400	62,170
CVS Health Corp.	32,160	3,045,552
DaVita, Inc.*	10,547	770,037
Fresenius Medical Care A.G. & Co. KGaA (Germany)	89,323	2,470,728
Pediatrix Medical Group, Inc.*	101,036	1,960,098
		8,308,585
Home Construction – 0.1%
Berkeley Group Holdings (The) PLC (United Kingdom)	2,730	108,619
Sekisui House Ltd. (Japan)	2,961	49,161
		157,780

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Household Products – 0.7%
Haleon PLC (United Kingdom)*	30,310	$ 92,944
Kao Corp. (Japan)	4,500	168,084
Reckitt Benckiser Group PLC (United Kingdom)	4,826	320,273
Unilever PLC (United Kingdom)	13,852	629,634
		1,210,935
Industrial Support Services – 0.1%
Ferguson PLC	948	103,388
Institutional Financial Services – 0.4%
Credit Suisse Group A.G. (Switzerland)(a)(c)	11,761	48,719
Daiwa Securities Group, Inc. (Japan)	12,600	49,161
Deutsche Boerse A.G. (Germany)	1,246	202,624
Japan Exchange Group, Inc. (Japan)	3,700	48,625
London Stock Exchange Group PLC (United Kingdom)	4,845	419,975
		769,104
Insurance – 1.6%
Allianz S.E. (Germany)(a)	2,628	472,789
Assicurazioni Generali S.p.A. (Italy)	4,089	61,364
Aviva PLC (United Kingdom)	38,889	186,536
AXA S.A. (France)	13,218	326,417
Dai-ichi Life Holdings, Inc. (Japan)	4,600	73,061
Hannover Rueck S.E. (Germany)	503	81,850
Legal & General Group PLC (United Kingdom)	91,307	244,270
MS&AD Insurance Group Holdings, Inc. (Japan)	3,700	97,981
Muenchener Rueckversicherungs-Gesellschaft A.G. (Germany)(a)	842	222,268
Prudential PLC (Hong Kong)	37,689	350,118
Sampo OYJ, Class A (Finland)	1,457	66,625
Sompo Holdings, Inc. (Japan)	1,200	50,031
Swiss Life Holding A.G. (Switzerland)(a)	197	95,392
Swiss Re A.G.	1,982	147,233
Tokio Marine Holdings, Inc. (Japan)	5,400	97,768
	Number of Shares	Value
Insurance (Continued)
Tryg A/S (Denmark)	2,537	$ 54,873
Zurich Insurance Group A.G. (Switzerland)	818	348,610
		2,977,186
Internet Media & Services – 5.3%
Alphabet, Inc., Class A*	26,219	2,477,958
Baidu, Inc., Class A (China)*	113,550	1,088,604
Meituan, Class B (China)(b)*	74,200	1,187,983
Meta Platforms, Inc., Class A*	7,762	723,108
Netflix, Inc.*	466	136,016
Tencent Holdings Ltd. (China)	86,300	2,267,687
Tencent Music Entertainment Group ADR (China)*	158,895	573,611
Trip.com Group Ltd. (China)*	37,100	833,352
Trip.com Group Ltd. ADR (China)*	15,745	356,309
		9,644,628
Leisure Facilities & Services – 1.8%
Entain PLC (United Kingdom)	7,563	109,411
InterContinental Hotels Group PLC (United Kingdom)	2,146	115,306
International Game Technology PLC	154,262	3,092,953
		3,317,670
Leisure Products – 0.1%
Shimano, Inc. (Japan)	700	108,320
Machinery – 0.4%
FANUC Corp. (Japan)	1,300	170,107
Keyence Corp. (Japan)	500	188,533
Komatsu Ltd. (Japan)	5,300	103,828
Nabtesco Corp. (Japan)	2,438	51,784
SMC Corp. (Japan)	300	120,421
Smiths Group PLC (United Kingdom)	6,098	109,231
Sumitomo Heavy Industries Ltd. (Japan)	2,800	53,073
		796,977
Medical Equipment & Devices – 2.5%
DENTSPLY SIRONA, Inc.	28,768	886,630
Hoya Corp. (Japan)	1,000	92,961
Medtronic PLC	27,420	2,394,863

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Olympus Corp. (Japan)	4,800	$ 101,206
Smith & Nephew PLC (United Kingdom)	94,009	1,110,896
		4,586,556
Metals & Mining – 0.5%
Anglo American PLC (South Africa)	6,873	205,875
Cameco Corp. (Canada)	2,987	70,841
Glencore PLC (Australia)	46,414	266,095
Rio Tinto PLC (Australia)	7,365	384,907
Sumitomo Metal Mining Co. Ltd. (Japan)	2,000	56,062
		983,780
Oil & Gas Producers – 4.1%
BP PLC (United Kingdom)	240,975	1,333,220
Canadian Natural Resources Ltd. (Canada)	5,518	330,954
Cenovus Energy, Inc. (Canada)	4,628	93,555
Chevron Corp.	986	178,367
China Petroleum & Chemical Corp., Class H (China)	302,250	119,790
Ecopetrol S.A. ADR (Colombia)	3,505	34,559
ENEOS Holdings, Inc. (Japan)	17,600	58,056
Eni S.p.A. (Italy)	19,125	251,183
Equinor ASA (Norway)	5,440	198,199
Exxon Mobil Corp.	3,866	428,392
Galp Energia SGPS S.A. (Portugal)	5,533	56,177
Gazprom PJSC (Russia)(d)	100,532	0
Imperial Oil Ltd. (Canada)	1,136	61,797
Inpex Corp. (Japan)	15,500	156,432
LUKOIL PJSC (Russia)(d)	3,271	0
Neste OYJ (Finland)	3,687	161,596
OMV A.G. (Austria)	1,257	57,877
Petroleo Brasileiro S.A. ADR (Brazil)	22,590	289,604
Repsol S.A. (Spain)	8,920	121,352
Rosneft Oil Co. PJSC (Russia)(d)	48,304	0
Santos Ltd. (Australia)	12,020	58,678
Shell PLC (Netherlands)	83,370	2,309,483
Suncor Energy, Inc. (Canada)	6,625	227,876
TotalEnergies S.E. (France)	16,340	891,402
Woodside Energy Group Ltd. (Australia)	5,147	118,991
		7,537,540
	Number of Shares	Value
Publishing & Broadcasting – 0.1%
Informa PLC (United Kingdom)	17,013	$ 108,406
Real Estate Owners & Developers – 0.1%
Mitsubishi Estate Co. Ltd. (Japan)	11,700	147,131
Mitsui Fudosan Co. Ltd. (Japan)	2,600	49,786
Sumitomo Realty & Development Co. Ltd. (Japan)	2,100	48,161
		245,078
Retail - Consumer Staples – 0.5%
Alibaba Health Information Technology Ltd. (China)(c)*	1,438,000	608,568
Seven & i Holdings Co. Ltd. (Japan)	2,500	93,321
Tesco PLC (United Kingdom)	79,632	196,682
		898,571
Retail - Discretionary – 0.1%
Fast Retailing Co. Ltd. (Japan)	200	111,428
Kingfisher PLC (United Kingdom)	39,406	99,005
		210,433
Semiconductors – 1.2%
Intel Corp.	75,656	2,150,900
Tokyo Electron Ltd. (Japan)	500	131,548
		2,282,448
Software – 0.8%
SS&C Technologies Holdings, Inc.	27,754	1,427,111
Specialty Finance – 0.0%(e)
ORIX Corp. (Japan)	5,200	76,376
Steel – 0.1%
Mitsui & Co. Ltd. (Japan)	7,800	172,608
Technology Hardware – 1.9%
Casio Computer Co. Ltd. (Japan)	6,300	54,758
Cisco Systems, Inc.	44,340	2,014,366
FUJIFILM Holdings Corp. (Japan)	1,900	86,925
Kyocera Corp. (Japan)	1,900	92,010
Murata Manufacturing Co. Ltd. (Japan)	4,100	194,092
Nidec Corp. (Japan)	1,800	98,971
Nintendo Co. Ltd. (Japan)	6,000	243,595

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Technology Hardware (Continued)
Panasonic Holdings Corp. (Japan)	16,500	$ 117,523
Sony Group Corp. (Japan)	5,400	364,147
TDK Corp. (Japan)	4,400	137,449
		3,403,836
Technology Services – 3.5%
Cognizant Technology Solutions Corp., Class A	30,673	1,909,394
Experian PLC (United Kingdom)	5,206	165,995
Fiserv, Inc.*	19,728	2,026,855
RELX PLC (United Kingdom)	10,556	283,539
Visa, Inc., Class A(c)	9,936	2,058,342
		6,444,125
Telecommunications – 2.3%
BT Group PLC (United Kingdom)	60,053	89,493
KDDI Corp. (Japan)	7,600	224,633
Nippon Telegraph & Telephone Corp. (Japan)	4,500	124,113
SES S.A. (United Kingdom)	352,154	2,497,813
Softbank Corp. (Japan)	5,000	49,322
SoftBank Group Corp. (Japan)	5,600	240,387
T-Mobile U.S., Inc.*	1,458	220,974
Verizon Communications, Inc.	12,520	467,872
Vodafone Group PLC (United Kingdom)	199,011	232,326
		4,146,933
Tobacco & Cannabis – 0.3%
British American Tobacco PLC (United Kingdom)	12,288	485,296
Japan Tobacco, Inc. (Japan)	3,600	60,291
		545,587
Transportation & Logistics – 0.7%
East Japan Railway Co. (Japan)	3,800	202,484
Norfolk Southern Corp.	4,208	959,719
Poste Italiane S.p.A. (Italy)(b)	7,984	69,575
		1,231,778
Transportation Equipment – 1.1%
Knorr-Bremse A.G. (Germany)	44,165	1,988,342
		Number of Shares	Value
Wholesale - Consumer Staples – 0.2%
ITOCHU Corp. (Japan)		8,400	$ 217,094
Mitsubishi Corp. (Japan)		6,000	162,534
			379,628
Wholesale - Discretionary – 0.1%
Bunzl PLC (United Kingdom)		3,467	112,974
Total Common Stocks (Cost $114,235,939)			98,384,448

Investment Companies – 40.8%
Franklin FTSE Brazil ETF(c)		215,843	4,304,859
Invesco KBW Bank ETF(c)		177,812	9,502,273
iShares Core DAX UCITS ETF DE*	EUR	67,039	7,410,869
iShares MSCI China ETF(c)		45,302	1,611,845
iShares MSCI South Korea ETF		74,981	3,884,766
Schwab Fundamental Emerging Markets Large Company Index ETF(c)		435,331	10,095,326
Vanguard Consumer Staples ETF		31,233	5,870,555
Vanguard Health Care ETF(c)		15,392	3,740,718
Vanguard Total Stock Market ETF		146,953	28,513,290
Total Investment Companies (Cost $79,363,892)			74,934,501

Short-Term Investments – 13.0%
Money Market Funds – 13.0%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.08%(f)(g)	13,899,708	13,899,708
Northern Institutional Funds - Treasury Portfolio (Premier), 2.48%(f)	9,921,961	9,921,961
Total Short-Term Investments (Cost $23,821,669)		23,821,669
Total Investments – 107.4% (Cost $217,421,500)		197,140,618
Liabilities less Other Assets – (7.4)%		(13,600,497)
NET ASSETS – 100.0%		$183,540,121

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security either partially or fully on loan.
(d)	Investment is valued using significant unobservable inputs (Level 3) (See Note 4 regarding investments in Russian securities).
(e)	Amount rounds to less than 0.05%.
(f)	7-day current yield as of October 31, 2022 is disclosed.
(g)	Security purchased with the cash proceeds from securities loaned (See Note 7).
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
CVA	Credit Valuation Adjustment
DAX	Deutscher Aktienindex
ETF	Exchange-Traded Fund
EUR	Euro
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
UCITS	Undertakings for Collective Investment in Transferable Securities
Concentration by Currency (%)(a)
U.S. Dollar	60.1
Euro	13.5
British Pound	7.9
Japanese Yen	6.2
Hong Kong Dollar	5.0
All other currencies less than 5%	7.3
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	63.0
United Kingdom	8.3
China	6.4
Japan	6.2
All other countries less than 5%	16.1
Total	100.0

(a) Percentages shown are based on Net Assets.

Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$ 42,748,985	$55,635,463	$—*	$ 98,384,448
Investment Companies	74,934,501	—	—	74,934,501
Short-Term Investments	23,821,669	—	—	23,821,669
Total Investments	$141,505,155	$55,635,463	$ —	$197,140,618

*Includes securities determined to have no value as of October 31, 2022.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund
	Par (a)	Value
Long Positions – 106.5%
Asset-Backed Securities – 1.0%
Automobile – 0.5%
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 4/15/27(b)	$224,501	$ 220,679
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	66,893	61,969
Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/26	353,356	351,950
JPMorgan Chase Bank NA - CACLN,
Series 2021-2, Class B, 0.89%, 12/26/28(b)	184,502	176,921
Series 2021-3, Class B, 0.76%, 2/26/29(b)	409,908	388,077

Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.83%, 12/15/31(b)	146,613	140,572
Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.65%, 4/15/25	193,403	193,228
Westlake Automobile Receivables Trust, Series 2020-2A, Class B, 1.32%, 7/15/25(b)	9,929	9,910
		1,543,306
Other – 0.5%
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 7/15/30(b)	270,000	253,134
Conn's Receivables Funding LLC, Series 2022-A, Class A, 5.87%, 12/15/26(b)	478,629	476,890
Upstart Securitization Trust,
Series 2021-1, Class A, 0.87%, 3/20/31(b)	11,311	11,231
Series 2021-2, Class A, 0.91%, 6/20/31(b)	164,105	160,145
Series 2021-3, Class A, 0.83%, 7/20/31(b)	296,399	287,144
Series 2021-4, Class A, 0.84%, 9/20/31(b)	319,487	306,041
Series 2021-5, Class A, 1.31%, 11/20/31(b)	342,049	327,834
		1,822,419
Total Asset-Backed Securities (Cost $3,479,553)		3,365,725

	Number of Shares	Value
Common Stocks – 22.5%
Advertising & Marketing – 0.0%(c)
Omnicom Group, Inc.	56	$ 4,074
Aerospace & Defense – 0.6%
Aerojet Rocketdyne Holdings, Inc.(d)(e)*	34,629	1,677,775
Huntington Ingalls Industries, Inc.	203	52,185
Lockheed Martin Corp.	301	146,491
		1,876,451
Automotive – 0.2%
Tenneco, Inc., Class A(e)*	39,053	769,344
Banking – 0.8%
Credicorp Ltd. (Peru)	81	11,855
Cullen/Frost Bankers, Inc.	184	28,529
First Horizon Corp.	105,305	2,581,026
Prosperity Bancshares, Inc.	1,703	121,884
U.S. Bancorp	2,431	103,196
United Bankshares, Inc.	121	5,124
		2,851,614
Biotechnology & Pharmaceuticals – 1.2%
AbbVie, Inc.	845	123,708
Aerie Pharmaceuticals, Inc.*	80,113	1,219,320
Amgen, Inc.	518	140,041
AVEO Pharmaceuticals, Inc.*	27,415	404,920
Bristol-Myers Squibb Co.	1,696	131,389
Gilead Sciences, Inc.	1,851	145,229
Johnson & Johnson	734	127,694
Merck & Co., Inc.	1,371	138,745
Myovant Sciences Ltd.*	38,478	1,028,902
Pfizer, Inc.	2,746	127,826
Swedish Orphan Biovitrum AB (Sweden)*	25,440	468,590
		4,056,364
Cable & Satellite – 0.1%
Comcast Corp., Class A	3,529	112,010
Shaw Communications, Inc., Class B (Canada)	12,022	308,768
		420,778
Chemicals – 0.6%
Rogers Corp.(d)*	8,626	2,029,957

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Commercial Support Services – 0.1%
Biffa PLC (United Kingdom)(b)	83,747	$ 395,113
H&R Block, Inc.	33	1,358
		396,471
Construction Materials – 0.0%(c)
MDU Resources Group, Inc.	481	13,699
Containers & Packaging – 0.1%
Amcor PLC	10,926	126,523
International Paper Co.	1,001	33,644
Packaging Corp. of America	496	59,624
Sonoco Products Co.	169	10,491
		230,282
E-Commerce Discretionary – 0.3%
Poshmark, Inc., Class A*	50,432	900,716
Electric Utilities – 1.4%
Alliant Energy Corp.	963	50,240
Ameren Corp.	88	7,174
American Electric Power Co., Inc.	657	57,763
Avangrid, Inc.	1,878	76,397
Brookfield Renewable Corp., Class A	772	23,955
CMS Energy Corp.	1,090	62,184
Consolidated Edison, Inc.	1,404	123,496
Dominion Energy, Inc.	1,756	122,867
DTE Energy Co.	815	91,370
Duke Energy Corp.	1,289	120,109
Electricite de France S.A. (France)	82,007	968,500
Evergy, Inc.	646	39,490
IDACORP, Inc.	354	37,064
NorthWestern Corp.	558	29,479
OGE Energy Corp.	305	11,172
Pinnacle West Capital Corp.	384	25,809
PNM Resources, Inc.(d)	54,539	2,534,427
Portland General Electric Co.	149	6,696
Southern (The) Co.	1,763	115,441
WEC Energy Group, Inc.	1,338	122,200
Xcel Energy, Inc.	1,078	70,189
		4,696,022
Engineering & Construction – 0.1%
HomeServe PLC (United Kingdom)	32,174	437,905
	Number of Shares	Value
Entertainment Content – 0.9%
Activision Blizzard, Inc.(d)	43,187	$3,144,014
Food – 0.3%
Campbell Soup Co.	2,546	134,709
Conagra Brands, Inc.	2,564	94,099
Flowers Foods, Inc.	4,691	134,679
General Mills, Inc.	1,560	127,265
Hormel Foods Corp.	2,230	103,583
JM Smucker (The) Co.	858	129,266
Kellogg Co.	1,685	129,442
Kraft Heinz (The) Co.	2,180	83,864
		936,907
Forestry, Paper & Wood Products – 0.3%
Resolute Forest Products, Inc.(d)*	48,319	1,005,518
Gas & Water Utilities – 0.6%
South Jersey Industries, Inc.	61,667	2,137,995
Southwest Gas Holdings, Inc.	74	5,407
Spire, Inc.	77	5,375
		2,148,777
Health Care Facilities & Services – 1.4%
CVS Health Corp.	1,206	114,208
LHC Group, Inc.*	14,286	2,387,191
Mediclinic International PLC (Switzerland)	120,951	688,057
Patterson Cos., Inc.	160	4,155
Premier, Inc., Class A	3,480	121,383
Quest Diagnostics, Inc.	139	19,967
Signify Health, Inc., Class A*	47,181	1,379,101
UpHealth, Inc.*	2,540	1,358
		4,715,420
Home & Office Products – 0.4%
iRobot Corp.*	26,731	1,510,301
Household Products – 0.1%
Colgate-Palmolive Co.	1,704	125,824
Kimberly-Clark Corp.	1,057	131,554
Procter & Gamble (The) Co.	800	107,736
		365,114
Industrial Support Services – 0.0%(c)
MSC Industrial Direct Co., Inc., Class A	1,043	86,548
Institutional Financial Services – 0.8%
Cowen, Inc., Class A(d)	27,675	1,068,809

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Institutional Financial Services (Continued)
Intertrust N.V. (Netherlands)(b)*	77,990	$1,538,389
Virtu Financial, Inc. Class A	166	3,715
		2,610,913
Insurance – 0.5%
Aflac, Inc.	1,130	73,574
Allstate (The) Corp.	911	115,014
Axis Capital Holdings Ltd.	80	4,374
Cincinnati Financial Corp.	455	47,011
Everest Re Group Ltd.	88	28,394
Hanover Insurance Group (The), Inc.	604	88,480
Hartford Financial Services Group (The), Inc.	425	30,774
Old Republic International Corp.	1,629	37,809
TOWER Ltd. (New Zealand)	173,173	65,947
Travelers (The) Cos., Inc.	755	139,267
Willis Towers Watson PLC(e)	4,878	1,064,429
		1,695,073
Machinery – 0.3%
Altra Industrial Motion Corp.	17,229	1,036,152
Medical Equipment & Devices – 0.0%(c)
Medtronic PLC	1,167	101,926
Metals & Mining – 0.0%(c)
Newmont Corp.	2,760	116,803
Oil & Gas Producers – 0.7%
Continental Resources, Inc.	31,711	2,345,663
Kinder Morgan, Inc.	1,520	27,542
Williams (The) Cos., Inc.	2,183	71,450
		2,444,655
Publishing & Broadcasting – 0.9%
TEGNA, Inc.(d)	141,552	2,955,606
Real Estate Investment Trusts – 0.8%
Essex Property Trust, Inc.	95	21,113
National Retail Properties, Inc.	1,658	69,685
Physicians Realty Trust	1,931	29,081
STORE Capital Corp.(d)	79,996	2,543,873
		2,663,752
	Number of Shares	Value
Renewable Energy – 0.9%
Archaea Energy, Inc.*	79,549	$ 2,053,160
Siemens Gamesa Renewable Energy S.A. (Spain)*	47,686	845,409
		2,898,569
Retail - Discretionary – 0.0%(c)
Genuine Parts Co.	769	136,774
Semiconductors – 0.3%
Magnachip Semiconductor Corp. (South Korea)*	30,035	298,848
Silicon Motion Technology Corp. ADR (Taiwan)(d)	15,221	814,172
		1,113,020
Software – 4.6%
1Life Healthcare, Inc.(d)*	122,802	2,099,914
AVEVA Group PLC (United Kingdom)	19,692	704,742
Black Knight, Inc.(d)*	4,678	282,879
BTRS Holdings, Inc., Class 1*	171,925	1,622,972
ChannelAdvisor Corp.*	46,568	1,072,927
ForgeRock, Inc., Class A(d)*	57,058	1,287,228
KnowBe4, Inc., Class A(d)*	43,824	1,077,194
Micro Focus International PLC (United Kingdom)	77,744	463,559
Momentive Global, Inc.(d)(e)*	107,929	837,529
UserTesting, Inc.*	103,900	768,860
VMware, Inc., Class A(d)	19,242	2,165,302
Zendesk, Inc.*	42,290	3,243,220
		15,626,326
Specialty Finance – 0.0%(c)
Radian Group, Inc.	507	10,581
Technology Hardware – 0.7%
Cisco Systems, Inc.	2,886	131,111
Juniper Networks, Inc.	421	12,883
Sierra Wireless, Inc. (Canada)*	80,503	2,389,329
		2,533,323
Technology Services – 0.5%
Evo Payments, Inc., Class A*	40,370	1,360,065
International Business Machines Corp.	964	133,312
Moneylion, Inc.*	25,132	28,148
		1,521,525

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Telecommunications – 0.7%
Switch, Inc., Class A	66,374	$ 2,260,034
Verizon Communications, Inc.	3,075	114,913
		2,374,947
Tobacco & Cannabis – 0.3%
Swedish Match AB (Sweden)	100,749	1,036,193
Transportation & Logistics – 1.0%
Atlantia S.p.A. (Italy)	57,283	1,277,842
Atlas Air Worldwide Holdings, Inc.(d)*	19,371	1,959,183
Norfolk Southern Corp.	4	912
Union Pacific Corp.	604	119,072
United Parcel Service, Inc., Class B	418	70,128
		3,427,137
Total Common Stocks (Cost $79,841,675)		76,899,551

	Par (a)
Convertible Bonds – 26.2%
Advertising & Marketing – 0.5%
Magnite, Inc., 0.25%, 3/15/26	$2,326,000	1,692,398
Aerospace & Defense – 0.2%
Kaman Corp., 3.25%, 5/01/24(d)	605,000	565,796
Asset Management – 0.4%
RWT Holdings, Inc., 5.75%, 10/01/25(d)	1,573,000	1,261,349
WisdomTree Investments, Inc., 3.25%, 6/15/26	177,000	158,150
		1,419,499
Biotechnology & Pharmaceuticals – 1.5%
Cerevel Therapeutics Holdings, Inc., 2.50%, 8/15/27(b)(d)	217,000	198,772
Coherus Biosciences, Inc., 1.50%, 4/15/26(d)	1,228,000	923,333
Halozyme Therapeutics, Inc., 0.25%, 3/01/27(d)	1,417,000	1,266,444
Insmed, Inc., 0.75%, 6/01/28(d)	1,431,000	1,128,343
	Par (a)	Value
Biotechnology & Pharmaceuticals (Continued)
Jazz Investments I Ltd., 1.50%, 8/15/24(d)	$1,368,000	$1,308,150
Sarepta Therapeutics, Inc., 1.25%, 9/15/27(b)(d)	361,000	383,563
		5,208,605
Cable & Satellite – 0.7%
Cable One, Inc., 1.13%, 3/15/28(d)	1,843,000	1,347,233
DISH Network Corp., 0.00%, 12/15/25(f)	1,377,000	926,996
		2,274,229
Consumer Services – 1.0%
Chegg, Inc., 0.00%, 9/01/26(d)(f)	2,301,000	1,781,894
Stride, Inc., 1.13%, 9/01/27	1,615,000	1,456,730
		3,238,624
E-Commerce Discretionary – 0.3%
Etsy, Inc., 0.25%, 6/15/28(d)	1,023,000	789,245
Pinduoduo, Inc., 0.00%, 12/01/25(f)	428,000	384,130
		1,173,375
Electric Utilities – 0.5%
NRG Energy, Inc., 2.75%, 6/01/48(d)	1,566,000	1,831,437
Electrical Equipment – 0.3%
Bloom Energy Corp., 2.50%, 8/15/25(d)	401,000	535,335
Mesa Laboratories, Inc., 1.38%, 8/15/25	622,000	520,925
		1,056,260
Food – 0.2%
Herbalife Nutrition Ltd., 2.63%, 3/15/24(d)	879,000	808,680
Health Care Facilities & Services – 0.1%
UpHealth, Inc.,
(SOFR + 9.00%), 12.05%, 12/15/25(b)(g)	182,000	171,826
6.25%, 6/15/26(b)	66,000	20,213
		192,039
Household Products – 0.4%
Beauty Health (The) Co., 1.25%, 10/01/26(b)(d)	1,894,000	1,494,366
Internet Media & Services – 2.0%
Groupon, Inc., 1.13%, 3/15/26(d)	1,035,000	622,941

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Internet Media & Services (Continued)
Liberty TripAdvisor Holdings, Inc., 0.50%, 6/30/51(b)(d)	$2,348,000	$1,656,514
Snap, Inc., 0.00%, 5/01/27(d)(f)	1,291,000	888,853
Upwork, Inc., 0.25%, 8/15/26	2,011,000	1,498,516
Ziff Davis, Inc., 1.75%, 11/01/26(b)(d)	1,168,000	1,131,208
Zillow Group, Inc., 2.75%, 5/15/25(d)	1,204,000	1,128,148
		6,926,180
Leisure Facilities & Services – 1.0%
Cheesecake Factory (The), Inc., 0.38%, 6/15/26(d)	1,333,000	1,093,060
Marcus (The) Corp., 5.00%, 9/15/25(b)(d)	375,000	566,719
NCL Corp. Ltd., 2.50%, 2/15/27(b)(d)	1,950,000	1,511,250
Royal Caribbean Cruises Ltd., 6.00%, 8/15/25(b)	275,000	357,912
		3,528,941
Leisure Products – 0.6%
Topgolf Callaway Brands Corp., 2.75%, 5/01/26	503,000	631,579
Winnebago Industries, Inc., 1.50%, 4/01/25(d)	1,176,000	1,311,975
		1,943,554
Medical Equipment & Devices – 0.9%
CONMED Corp., 2.25%, 6/15/27(b)(d)	572,000	499,642
Exact Sciences Corp., 0.38%, 3/15/27(d)	1,999,000	1,410,544
Haemonetics Corp., 0.00%, 3/01/26(f)	1,609,000	1,327,425
		3,237,611
Oil & Gas Producers – 0.7%
Permian Resources Operating LLC, 3.25%, 4/01/28(d)	871,000	1,522,508
Pioneer Natural Resources Co., 0.25%, 5/15/25(d)	350,000	897,925
		2,420,433
Oil, Gas Services & Equipment – 0.2%
Helix Energy Solutions Group, Inc., 6.75%, 2/15/26(d)	488,000	653,334
	Par (a)	Value
Real Estate Investment Trusts – 0.7%
Pebblebrook Hotel Trust, 1.75%, 12/15/26(d)	$1,426,000	$1,256,306
Summit Hotel Properties, Inc., 1.50%, 2/15/26(d)	1,234,000	1,119,855
		2,376,161
Real Estate Services – 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp., 0.25%, 6/15/26	1,731,000	1,156,308
Renewable Energy – 0.7%
Array Technologies, Inc., 1.00%, 12/01/28(b)(d)	1,352,000	1,227,616
Sunnova Energy International, Inc.,
0.25%, 12/01/26	1,027,000	791,817
2.63%, 2/15/28(b)	434,000	351,540
		2,370,973
Retail - Discretionary – 0.2%
Patrick Industries, Inc., 1.75%, 12/01/28(b)(d)	841,000	610,987
Semiconductors – 0.6%
Impinj, Inc., 1.13%, 5/15/27(b)(d)	469,000	579,497
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/26(d)	831,000	792,566
Semtech Corp., 1.63%, 11/01/27(b)(d)	692,000	673,316
		2,045,379
Software – 4.9%
8x8, Inc., 0.50%, 2/01/24(d)	1,190,000	1,048,597
Bandwidth, Inc., 0.50%, 4/01/28	782,000	444,802
Bentley Systems, Inc., 0.38%, 7/01/27(d)	1,321,000	1,027,738
BigCommerce Holdings, Inc., 0.25%, 10/01/26	1,619,000	1,185,917
Blackline, Inc., 0.00%, 3/15/26(d)(f)	1,306,000	1,055,248
Ceridian HCM Holding, Inc., 0.25%, 3/15/26(d)	1,437,000	1,220,013
Envestnet, Inc., 0.75%, 8/15/25	1,364,000	1,159,400
Everbridge, Inc., 0.13%, 12/15/24(d)	595,000	519,911
Five9, Inc., 0.50%, 6/01/25(d)	438,000	388,287

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Software (Continued)
i3 Verticals LLC, 1.00%, 2/15/25	$ 673,000	$ 583,828
Kaleyra, Inc., 6.13%, 6/01/26(b)	148,000	115,583
LivePerson, Inc., 0.00%, 12/15/26(d)(f)	1,661,000	1,157,551
Mitek Systems, Inc., 0.75%, 2/01/26(d)	825,000	703,312
NextGen Healthcare, Inc., 3.75%, 11/15/27(b)	449,000	471,626
Progress Software Corp., 1.00%, 4/15/26	1,464,000	1,506,456
RingCentral, Inc., 0.00%, 3/01/25(d)(f)	1,498,000	1,246,149
Splunk, Inc., 1.13%, 6/15/27	1,098,000	933,300
Verint Systems, Inc., 0.25%, 4/15/26	1,764,000	1,505,574
Workiva, Inc., 1.13%, 8/15/26(d)	536,000	627,120
		16,900,412
Specialty Finance – 4.1%
Arbor Realty Trust, Inc., 7.50%, 8/01/25(b)	1,719,000	1,647,662
LendingTree, Inc., 0.50%, 7/15/25(d)	2,036,000	1,451,872
MFA Financial, Inc., 6.25%, 6/15/24(d)	3,082,000	2,731,422
PennyMac Corp.,
5.50%, 11/01/24(d)	2,600,000	2,341,625
5.50%, 3/15/26	923,000	750,399

Redwood Trust, Inc., 5.63%, 7/15/24	1,250,000	1,068,750
SoFi Technologies, Inc., 0.00%, 10/15/26(b)(d)(f)	1,950,000	1,396,200
Two Harbors Investment Corp., 6.25%, 1/15/26(d)	1,693,000	1,407,132
Upstart Holdings, Inc., 0.25%, 8/15/26	2,060,000	1,126,563
		13,921,625
Technology Hardware – 0.9%
Infinera Corp., 2.13%, 9/01/24(d)	1,192,000	1,119,288
Lumentum Holdings, Inc., 0.50%, 12/15/26(d)	1,170,000	1,143,675
Western Digital Corp., 1.50%, 2/01/24	765,000	727,898
		2,990,861
	Par (a)	Value
Technology Services – 0.6%
Perficient, Inc., 0.13%, 11/15/26(b)(d)	$1,891,000	$ 1,414,468
Sabre GLBL, Inc., 4.00%, 4/15/25(d)	578,000	581,757
		1,996,225
Transportation & Logistics – 1.2%
Air Transport Services Group, Inc., 1.13%, 10/15/24(d)	1,602,000	1,744,258
CryoPort, Inc., 0.75%, 12/01/26(b)(d)	1,791,000	1,323,191
JetBlue Airways Corp., 0.50%, 4/01/26(d)	837,000	619,798
Spirit Airlines, Inc., 1.00%, 5/15/26(d)	535,000	441,642
		4,128,889
Transportation Equipment – 0.5%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28	1,645,000	1,472,275
Lightning eMotors, Inc., 7.50%, 5/15/24(b)	92,000	57,960
		1,530,235
Total Convertible Bonds (Cost $97,976,356)		89,693,416

	Number of Shares
Convertible Preferred Stocks – 1.8%
Asset Management – 0.1%
AMG Capital Trust II, 5.15%(d)	10,807	513,333
Banking – 0.2%
New York Community Capital Trust V, 6.00%	15,668	668,742
Chemicals – 0.2%
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	561,960
Electric Utilities – 0.1%
Algonquin Power & Utilities Corp., 7.75% (Canada)	11,531	434,257
Engineering & Construction – 0.4%
Fluor Corp., 6.50%	964	1,410,498
Industrial Intermediate Products – 0.1%
RBC Bearings, Inc., 5.00%	3,169	387,632
Institutional Financial Services – 0.2%
Cowen, Inc., 5.63%(d)	548	821,940

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Specialty Finance – 0.3%
Ready Capital Corp., 7.00%	35,062	$ 869,888
Technology Hardware – 0.2%
NCR Corp., 5.50%(h)	556	575,738
Total Convertible Preferred Stocks (Cost $5,774,182)		6,243,988

	Par (a)
Corporate Bonds – 13.6%
Advertising & Marketing – 0.0%(c)
Interpublic (The) Group of Cos., Inc, 2.40%, 3/01/31	$ 5,000	3,763
Aerospace & Defense – 0.2%
Boeing (The) Co.,
1.43%, 2/04/24	20,000	18,982
2.20%, 2/04/26	60,000	53,022
General Dynamics Corp.,
3.50%, 4/01/27	130,000	122,012
3.75%, 5/15/28	70,000	65,306
Howmet Aerospace, Inc.,
5.90%, 2/01/27	125,000	122,753
5.95%, 2/01/37	25,000	22,901
Lockheed Martin Corp.,
5.10%, 11/15/27	40,000	40,078
3.90%, 6/15/32	105,000	95,976
5.25%, 1/15/33	170,000	170,513

TransDigm, Inc., 6.25%, 3/15/26(b)	100,000	98,641
		810,184
Asset Management – 0.3%
Ameriprise Financial, Inc., 3.00%, 4/02/25	100,000	94,909
Ares Capital Corp.,
4.25%, 3/01/25	100,000	93,742
3.88%, 1/15/26	172,000	154,205
2.15%, 7/15/26	88,000	72,854
2.88%, 6/15/27	60,000	49,313
2.88%, 6/15/28	40,000	31,237

Barings BDC, Inc., 3.30%, 11/23/26(b)	35,000	28,912
Blackstone Private Credit Fund, 2.70%, 1/15/25	60,000	54,813
Charles Schwab (The) Corp.,
0.75%, 3/18/24	30,000	28,295
1.15%, 5/13/26	50,000	43,299
	Par (a)	Value
Asset Management (Continued)

Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(b)	$ 40,000	$ 34,400
FS KKR Capital Corp.,
1.65%, 10/12/24	140,000	126,845
2.63%, 1/15/27	150,000	120,841
3.25%, 7/15/27	10,000	8,194

Golub Capital BDC, Inc., 2.50%, 8/24/26	20,000	16,646
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 2/01/29	60,000	50,092
Prospect Capital Corp., 3.36%, 11/15/26	60,000	48,588
		1,057,185
Automotive – 0.3%
American Honda Finance Corp.,
2.15%, 9/10/24	40,000	37,940
1.20%, 7/08/25	75,000	67,615
Ford Motor Co.,
9.63%, 4/22/30	50,000	55,815
4.75%, 1/15/43	25,000	17,412
5.29%, 12/08/46	25,000	18,508

Ford Motor Credit Co. LLC, 3.38%, 11/13/25	200,000	181,442
General Motors Financial Co., Inc.,
4.35%, 4/09/25	80,000	76,695
2.35%, 2/26/27	200,000	169,278

Lear Corp., 3.80%, 9/15/27	60,000	54,241
Toyota Motor Credit Corp.,
3.95%, 6/30/25	280,000	272,800
3.65%, 8/18/25	150,000	144,386
1.13%, 6/18/26	30,000	26,069
		1,122,201
Banking – 1.5%
Bank of America Corp.,
(SOFR + 0.74%), 0.81%, 10/24/24(i)	135,000	128,085
4.00%, 1/22/25	100,000	96,379
(SOFR + 0.69%), 0.98%, 4/22/25(i)	240,000	222,741
(SOFR + 0.91%), 0.98%, 9/25/25(i)	40,000	36,357
(3M USD LIBOR + 0.81%), 3.37%, 1/23/26(i)	50,000	47,126
(SOFR + 1.33%), 3.38%, 4/02/26(i)	695,000	652,910
(SOFR + 1.15%), 1.32%, 6/19/26(i)	210,000	185,409

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Banking (Continued)
Bank of America Corp.,
(SOFR + 1.75%), 4.83%, 7/22/26(i)	$105,000	$102,254
(SOFR + 2.04%), 4.95%, 7/22/28(i)	110,000	104,921
(3M USD LIBOR + 0.99%), 2.50%, 2/13/31(i)	80,000	62,854
(SOFR + 1.22%), 2.65%, 3/11/32(i)	50,000	38,585
(SOFR + 1.21%), 2.57%, 10/20/32(i)	30,000	22,633
Citigroup, Inc.,
4.00%, 8/05/24	150,000	146,378
(SOFR + 0.69%), 0.78%, 10/30/24(i)	450,000	425,457
(SOFR + 0.67%), 0.98%, 5/01/25(i)	85,000	78,468
(SOFR + 1.37%), 4.14%, 5/24/25(i)	110,000	106,939
(SOFR + 0.77%), 1.46%, 6/09/27(i)	375,000	317,663
4.45%, 9/29/27	100,000	92,817
JPMorgan Chase & Co.,
(SOFR + 0.98%), 3.85%, 6/14/25(i)	244,000	236,422
(SOFR + 0.61%), 1.56%, 12/10/25(i)	130,000	118,555
(SOFR + 0.92%), 2.60%, 2/24/26(i)	327,000	302,945
(3M CME Term SOFR + 1.59%), 2.01%, 3/13/26(i)	300,000	273,548
(SOFR + 0.80%), 1.05%, 11/19/26(i)	180,000	155,053
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(i)	205,000	174,330
(SOFR + 0.77%), 1.47%, 9/22/27(i)	95,000	79,811
(SOFR + 1.99%), 4.85%, 7/25/28(i)	245,000	232,914

Santander Holdings USA, Inc., (SOFR Index + 1.38%), 4.26%, 6/09/25(i)	70,000	67,080
Truist Financial Corp.,
4.00%, 5/01/25	50,000	48,442
(SOFR + 1.46%), 4.26%, 7/28/26(i)	90,000	86,777

U.S. Bancorp, (SOFR + 1.66%), 4.55%, 7/22/28(i)	30,000	28,519
Wells Fargo & Co.,
(SOFR + 0.51%), 0.81%, 5/19/25(i)	33,000	30,540
(SOFR + 1.09%), 2.41%, 10/30/25(i)	12,000	11,177
	Par (a)	Value
Banking (Continued)
Wells Fargo & Co.,
(SOFR + 1.32%), 3.91%, 4/25/26(i)	$165,000	$ 157,208
(SOFR + 1.51%), 3.53%, 3/24/28(i)	160,000	144,073
(SOFR + 1.98%), 4.81%, 7/25/28(i)	240,000	227,297
		5,242,667
Beverages – 0.3%
Coca-Cola (The) Co., 3.38%, 3/25/27	230,000	218,400
Constellation Brands, Inc.,
3.60%, 5/09/24	149,000	145,784
4.35%, 5/09/27	75,000	71,600
Keurig Dr Pepper, Inc.,
3.95%, 4/15/29	115,000	104,330
3.20%, 5/01/30	70,000	59,281
4.05%, 4/15/32	55,000	48,158

PepsiCo, Inc., 3.60%, 2/18/28	250,000	235,271
		882,824
Biotechnology & Pharmaceuticals – 0.4%
AbbVie, Inc.,
3.85%, 6/15/24	100,000	97,939
2.60%, 11/21/24	370,000	351,581
3.80%, 3/15/25	70,000	67,524
3.60%, 5/14/25	170,000	163,129

Amgen, Inc., 4.05%, 8/18/29	15,000	13,846
Bristol-Myers Squibb Co., 1.45%, 11/13/30	50,000	38,287
Horizon Therapeutics USA, Inc., 5.50%, 8/01/27(b)	200,000	192,500
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	170,000	128,074
Viatris, Inc., 1.65%, 6/22/25	30,000	26,781
Zoetis, Inc.,
3.00%, 9/12/27	140,000	125,428
2.00%, 5/15/30	100,000	78,756
		1,283,845
Cable & Satellite – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 1/15/29	15,000	11,837

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Cable & Satellite (Continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	$ 15,000	$ 13,509
DISH DBS Corp.,
5.88%, 11/15/24	100,000	92,180
7.75%, 7/01/26	50,000	42,190
7.38%, 7/01/28	20,000	15,142

GCI LLC, 4.75%, 10/15/28(b)	20,000	16,838
Sirius XM Radio, Inc.,
5.50%, 7/01/29(b)	49,000	45,193
3.88%, 9/01/31(b)	115,000	92,000
		328,889
Chemicals – 0.3%
Air Products and Chemicals, Inc., 1.85%, 5/15/27	110,000	95,931
Albemarle Corp., 4.65%, 6/01/27	300,000	285,114
Ashland LLC, 3.38%, 9/01/31(b)	70,000	54,767
Celanese U.S. Holdings LLC,
6.05%, 3/15/25	90,000	87,520
1.40%, 8/05/26	80,000	64,498

Chemours (The) Co., 5.38%, 5/15/27	50,000	44,771
E.I. du Pont de Nemours and Co., 2.30%, 7/15/30	60,000	48,399
Ecolab, Inc., 0.90%, 12/15/23	35,000	33,463
FMC Corp., 4.10%, 2/01/24	30,000	29,477
PPG Industries, Inc., 1.20%, 3/15/26	165,000	142,924
Sherwin-Williams (The) Co.,
3.13%, 6/01/24	45,000	43,601
4.05%, 8/08/24	55,000	53,960
		984,425
Commercial Support Services – 0.2%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)	15,000	14,034
ASGN, Inc., 4.63%, 5/15/28(b)	100,000	88,923
Block Financial LLC, 2.50%, 7/15/28	39,000	32,009
Cintas Corp. No. 2,
3.45%, 5/01/25	135,000	130,175
3.70%, 4/01/27	171,000	161,213
	Par (a)	Value
Commercial Support Services (Continued)

Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(b)	$ 50,000	$ 48,668
Republic Services, Inc.,
0.88%, 11/15/25	40,000	35,022
3.95%, 5/15/28	60,000	55,764
Waste Connections, Inc.,
2.60%, 2/01/30	5,000	4,147
3.20%, 6/01/32	55,000	45,843
		615,798
Construction Materials – 0.0%(c)
Carlisle Cos., Inc., 2.75%, 3/01/30	96,000	77,321
Consumer Services – 0.0%(c)
Service Corp. International,
3.38%, 8/15/30	15,000	12,108
4.00%, 5/15/31	25,000	20,749
		32,857
Containers & Packaging – 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 4/30/25(b)	200,000	188,590
Berry Global, Inc., 4.50%, 2/15/26(b)	45,000	41,850
Sealed Air Corp., 6.88%, 7/15/33(b)	60,000	57,467
		287,907
E-Commerce Discretionary – 0.0%(c)
eBay, Inc., 1.90%, 3/11/25	50,000	46,244
Electric Utilities – 0.6%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	45,290
Alabama Power Co., 3.05%, 3/15/32	35,000	29,379
Appalachian Power Co., 4.50%, 8/01/32	20,000	17,865
Arizona Public Service Co., 2.20%, 12/15/31	50,000	36,869
Berkshire Hathaway Energy Co.,
4.05%, 4/15/25	100,000	97,916
1.65%, 5/15/31	25,000	18,700
Black Hills Corp.,
1.04%, 8/23/24	10,000	9,231
3.15%, 1/15/27	20,000	18,048

Calpine Corp., 4.63%, 2/01/29(b)	25,000	21,006

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Electric Utilities (Continued)

CenterPoint Energy Houston Electric LLC, 4.45%, 10/01/32	$ 30,000	$ 28,118
Constellation Energy Generation LLC, 3.25%, 6/01/25	50,000	47,408
Dominion Energy, Inc., 3.38%, 4/01/30	50,000	42,916
DPL, Inc., 4.35%, 4/15/29	100,000	85,500
DTE Energy Co., 1.05%, 6/01/25	55,000	49,105
Duke Energy Corp.,
3.75%, 4/15/24	30,000	29,434
2.65%, 9/01/26	100,000	90,424
3.40%, 6/15/29	50,000	43,625

Duke Energy Progress LLC, 3.40%, 4/01/32	20,000	17,124
Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	66,927
Eversource Energy,
4.20%, 6/27/24	85,000	83,633
2.90%, 10/01/24	50,000	47,741

Florida Power & Light Co., 2.45%, 2/03/32	30,000	24,147
Georgia Power Co., 4.70%, 5/15/32	20,000	18,782
ITC Holdings Corp., 3.35%, 11/15/27	90,000	81,132
National Rural Utilities Cooperative Finance Corp.,
1.00%, 6/15/26	85,000	73,590
2.40%, 3/15/30	100,000	81,067
NextEra Energy Capital Holdings, Inc.,
2.94%, 3/21/24	80,000	77,454
4.45%, 6/20/25	190,000	186,108

Pacific Gas and Electric Co., 2.50%, 2/01/31	80,000	59,777
PG&E Corp., 5.25%, 7/01/30	100,000	88,549
PPL Capital Funding, Inc., 3.10%, 5/15/26	20,000	18,251
Public Service Co. of Colorado, 4.10%, 6/01/32	25,000	22,797
Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	7,418
Southern California Edison Co., 2.95%, 2/01/51	6,000	3,533
Terraform Global Operating L.P., 6.13%, 3/01/26(b)	125,000	115,051
	Par (a)	Value
Electric Utilities (Continued)

Union Electric Co., 2.95%, 3/15/30	$100,000	$ 85,280
Virginia Electric and Power Co., 2.30%, 11/15/31	95,000	74,499
Vistra Operations Co. LLC, 5.00%, 7/31/27(b)	50,000	46,125
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	8,310
Wisconsin Power and Light Co., 1.95%, 9/16/31	5,000	3,808
Xcel Energy, Inc., 4.60%, 6/01/32	10,000	9,210
		2,011,147
Electrical Equipment – 0.1%
Amphenol Corp., 2.05%, 3/01/25	30,000	27,961
Atkore, Inc., 4.25%, 6/01/31(b)	35,000	28,350
BWX Technologies, Inc., 4.13%, 6/30/28(b)	115,000	100,625
		156,936
Engineering & Construction – 0.0%(c)
Quanta Services, Inc.,
0.95%, 10/01/24	85,000	77,470
2.35%, 1/15/32	50,000	36,090
		113,560
Entertainment Content – 0.0%(c)
Take-Two Interactive Software, Inc., 3.30%, 3/28/24	70,000	67,957
Food – 0.2%
Campbell Soup Co., 3.95%, 3/15/25	190,000	184,221
Darling Ingredients, Inc., 5.25%, 4/15/27(b)	25,000	24,000
General Mills, Inc., 4.00%, 4/17/25	30,000	29,163
Hershey (The) Co., 0.90%, 6/01/25	44,000	39,727
Kellogg Co., 3.25%, 4/01/26	50,000	46,832
Kraft Heinz Foods Co., 3.88%, 5/15/27	160,000	149,912
Mondelez International, Inc., 2.63%, 3/17/27	40,000	35,593
		509,448

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Forestry, Paper & Wood Products – 0.1%
Boise Cascade Co., 4.88%, 7/01/30(b)	$260,000	$217,498
Louisiana-Pacific Corp., 3.63%, 3/15/29(b)	300,000	243,958
		461,456
Gas & Water Utilities – 0.1%
American Water Capital Corp., 4.45%, 6/01/32	30,000	27,651
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	25,000	23,055
National Fuel Gas Co.,
5.20%, 7/15/25	185,000	181,887
2.95%, 3/01/31	60,000	44,990

NiSource, Inc., 0.95%, 8/15/25	100,000	88,551
ONE Gas, Inc., 4.25%, 9/01/32	25,000	22,854
Southwest Gas Corp., 4.05%, 3/15/32	45,000	37,594
		426,582
Health Care Facilities & Services – 0.6%
Acadia Healthcare Co., Inc.,
5.50%, 7/01/28(b)	75,000	69,585
5.00%, 4/15/29(b)	75,000	67,684

Aetna, Inc., 3.50%, 11/15/24	40,000	38,633
AmerisourceBergen Corp., 3.25%, 3/01/25	75,000	71,764
Cigna Corp., 1.25%, 3/15/26	100,000	87,285
CVS Health Corp.,
6.25%, 6/01/27	80,000	82,633
1.30%, 8/21/27	65,000	53,835

HCA, Inc., 5.25%, 4/15/25	115,000	113,021
Humana, Inc.,
3.85%, 10/01/24	10,000	9,747
4.50%, 4/01/25	125,000	122,346

Laboratory Corp. of America Holdings, 1.55%, 6/01/26	40,000	34,726
McKesson Corp., 0.90%, 12/03/25	75,000	65,489
Molina Healthcare, Inc.,
4.38%, 6/15/28(b)	200,000	179,372
3.88%, 11/15/30(b)	50,000	42,490

Tenet Healthcare Corp., 6.13%, 10/01/28(b)	65,000	56,258
	Par (a)	Value
Health Care Facilities & Services (Continued)
UnitedHealth Group, Inc.,
3.70%, 5/15/27	$125,000	$ 118,132
5.25%, 2/15/28	170,000	170,456
5.30%, 2/15/30	390,000	389,936
2.00%, 5/15/30	125,000	100,190
		1,873,582
Home Construction – 0.0%(c)
Masco Corp., 3.50%, 11/15/27	45,000	40,367
NVR, Inc., 3.00%, 5/15/30	45,000	36,451
Tri Pointe Homes, Inc., 5.70%, 6/15/28	50,000	43,319
		120,137
Household Products – 0.0%(c)
Coty, Inc., 5.00%, 4/15/26(b)	50,000	46,891
Industrial Support Services – 0.1%
Williams Scotsman International, Inc., 4.63%, 8/15/28(b)	365,000	329,650
Institutional Financial Services – 0.9%
Bank of New York Mellon (The) Corp., 0.50%, 4/26/24	85,000	79,398
Goldman Sachs Group (The), Inc.,
(SOFR + 0.51%), 0.66%, 9/10/24(i)	470,000	447,413
(3M USD LIBOR + 1.20%), 3.27%, 9/29/25(i)	150,000	142,275
(SOFR + 0.61%), 0.86%, 2/12/26(i)	90,000	79,786
3.50%, 11/16/26	50,000	45,852
(SOFR + 0.79%), 1.09%, 12/09/26(i)	450,000	386,004
(SOFR + 0.80%), 1.43%, 3/09/27(i)	110,000	94,107
(3M USD LIBOR + 1.16%), 3.81%, 4/23/29(i)	50,000	44,363
3.80%, 3/15/30	50,000	43,097
(SOFR + 1.09%), 1.99%, 1/27/32(i)	115,000	83,912
(SOFR + 1.28%), 2.62%, 4/22/32(i)	10,000	7,628
(SOFR + 1.25%), 2.38%, 7/21/32(i)	75,000	55,812

Intercontinental Exchange, Inc., 3.65%, 5/23/25	10,000	9,676
LPL Holdings, Inc.,
4.63%, 11/15/27(b)	100,000	92,097
4.38%, 5/15/31(b)	70,000	60,968

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 0.46%), 0.53%, 1/25/24(i)	$205,000	$ 201,931
(3M USD LIBOR + 0.85%), 3.74%, 4/24/24(i)	160,000	158,426
(SOFR + 0.75%), 0.86%, 10/21/25(i)	130,000	117,256
(SOFR + 1.99%), 2.19%, 4/28/26(i)	100,000	91,263
(SOFR + 1.67%), 4.68%, 7/17/26(i)	260,000	252,064
(SOFR + 0.72%), 0.99%, 12/10/26(i)	360,000	308,072
(SOFR + 0.88%), 1.59%, 5/04/27(i)	70,000	59,903
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(i)	50,000	45,625
(SOFR + 3.12%), 3.62%, 4/01/31(i)	145,000	123,289
		3,030,217
Insurance – 0.5%
Aflac, Inc.,
1.13%, 3/15/26	180,000	157,483
3.60%, 4/01/30	64,000	56,752

Aon Corp., 2.80%, 5/15/30	20,000	16,390
Assurant, Inc., 4.90%, 3/27/28	160,000	150,241
Berkshire Hathaway, Inc., 3.13%, 3/15/26	95,000	90,028
Brown & Brown, Inc.,
4.50%, 3/15/29	90,000	82,547
4.20%, 3/17/32	45,000	37,759

Corebridge Financial, Inc., 3.50%, 4/04/25(b)	80,000	75,394
Enstar Group Ltd., 3.10%, 9/01/31	165,000	114,317
Marsh & McLennan Cos., Inc.,
3.88%, 3/15/24	200,000	196,421
4.38%, 3/15/29	170,000	160,554
2.25%, 11/15/30	50,000	39,176
2.38%, 12/15/31	100,000	77,495

Progressive (The) Corp., 2.50%, 3/15/27	360,000	321,255
Willis North America, Inc., 4.65%, 6/15/27	100,000	94,087
		1,669,899
Internet Media & Services – 0.2%
Booking Holdings, Inc., 4.63%, 4/13/30	23,000	21,642
Meta Platforms, Inc.,
3.50%, 8/15/27(b)	130,000	119,335
	Par (a)	Value
Internet Media & Services (Continued)
Meta Platforms, Inc.,
3.85%, 8/15/32(b)	$ 30,000	$ 25,525
Netflix, Inc.,
3.63%, 6/15/25(b)	100,000	94,949
5.88%, 11/15/28	50,000	49,625
6.38%, 5/15/29	75,000	76,491
5.38%, 11/15/29(b)	75,000	71,250

Uber Technologies, Inc., 7.50%, 5/15/25(b)	75,000	75,038
VeriSign, Inc., 4.75%, 7/15/27	100,000	95,876
Ziff Davis, Inc., 4.63%, 10/15/30(b)	192,000	162,282
		792,013
Leisure Facilities & Services – 0.2%
Boyne USA, Inc., 4.75%, 5/15/29(b)	10,000	8,750
Caesars Entertainment, Inc., 6.25%, 7/01/25(b)	55,000	53,665
Choice Hotels International, Inc., 3.70%, 12/01/29	55,000	46,076
Hilton Domestic Operating Co., Inc., 4.00%, 5/01/31(b)	50,000	41,797
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.88%, 7/01/31(b)	70,000	57,225
International Game Technology PLC, 5.25%, 1/15/29(b)	200,000	185,575
Marriott International, Inc.,
5.75%, 5/01/25	9,000	9,081
5.00%, 10/15/27	35,000	33,686

Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(b)	25,000	20,931
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 5/01/29(b)	10,000	8,456
Royal Caribbean Cruises Ltd., 11.50%, 6/01/25(b)	15,000	16,155
Six Flags Theme Parks, Inc., 7.00%, 7/01/25(b)	50,000	50,489
Vail Resorts, Inc., 6.25%, 5/15/25(b)	100,000	99,500

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Leisure Facilities & Services (Continued)
Yum! Brands, Inc.,
4.75%, 1/15/30(b)	$ 50,000	$ 44,688
4.63%, 1/31/32	100,000	85,503
		761,577
Leisure Products – 0.0%(c)
Winnebago Industries, Inc., 6.25%, 7/15/28(b)	10,000	9,305
Machinery – 0.2%
Caterpillar Financial Services Corp.,
0.45%, 5/17/24	190,000	177,380
3.40%, 5/13/25	80,000	77,235
3.65%, 8/12/25	40,000	38,780
0.80%, 11/13/25	60,000	53,132

Eaton Corp., 4.15%, 3/15/33	20,000	17,739
IDEX Corp., 2.63%, 6/15/31	80,000	63,761
John Deere Capital Corp., 3.40%, 6/06/25	280,000	270,064
Terex Corp., 5.00%, 5/15/29(b)	145,000	129,347
		827,438
Medical Equipment & Devices – 0.1%
Agilent Technologies, Inc., 2.30%, 3/12/31	30,000	23,347
Becton Dickinson and Co., 3.70%, 6/06/27	55,000	50,983
Edwards Lifesciences Corp., 4.30%, 6/15/28	70,000	65,074
Hologic, Inc., 4.63%, 2/01/28(b)	50,000	46,750
		186,154
Metals & Mining – 0.0%(c)
Arconic Corp., 6.13%, 2/15/28(b)	40,000	37,495
Freeport-McMoRan, Inc., 4.13%, 3/01/28	35,000	31,389
		68,884
Oil & Gas Producers – 2.0%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 3/01/27(b)	75,000	71,422
5.38%, 6/15/29(b)	65,000	59,299
Antero Resources Corp.,
7.63%, 2/01/29(b)	54,000	55,080
5.38%, 3/01/30(b)	20,000	18,487
	Par (a)	Value
Oil & Gas Producers (Continued)
Apache Corp.,
4.25%, 1/15/30	$ 50,000	$ 44,486
5.10%, 9/01/40	25,000	20,243

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(b)	10,000	9,650
Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/24	240,000	242,907
5.88%, 3/31/25	255,000	255,038
5.13%, 6/30/27	76,000	74,148
3.70%, 11/15/29	40,000	34,838

Cheniere Energy Partners L.P., 3.25%, 1/31/32	40,000	31,127
Cheniere Energy, Inc., 4.63%, 10/15/28	25,000	23,063
Chevron Corp.,
1.55%, 5/11/25	80,000	73,804
2.95%, 5/16/26	140,000	131,324
Chevron USA, Inc.,
3.85%, 1/15/28	30,000	28,405
3.25%, 10/15/29	20,000	17,930
CNX Resources Corp.,
7.25%, 3/14/27(b)	12,000	11,912
6.00%, 1/15/29(b)	40,000	37,340

Colgate Energy Partners III LLC, 5.88%, 7/01/29(b)	10,000	9,323
Columbia Pipeline Group, Inc., 4.50%, 6/01/25	235,000	229,390
Conoco Funding Co., 7.25%, 10/15/31	9,000	9,961
ConocoPhillips Co.,
2.40%, 3/07/25	195,000	184,295
6.95%, 4/15/29	71,000	77,086

Continental Resources, Inc., 4.38%, 1/15/28	75,000	67,246
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(b)	400,000	355,000
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 2/01/29(b)	30,000	28,053
DCP Midstream Operating L.P.,
3.25%, 2/15/32	75,000	59,711
5.60%, 4/01/44	25,000	21,910
Devon Energy Corp.,
5.85%, 12/15/25	70,000	70,449
4.50%, 1/15/30	81,000	73,893
7.95%, 4/15/32	44,000	48,704

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Energy Transfer L.P.,
4.05%, 3/15/25	$ 50,000	$ 47,868
2.90%, 5/15/25	80,000	74,262
EnLink Midstream LLC,
5.63%, 1/15/28(b)	25,000	23,961
5.38%, 6/01/29	25,000	23,080
EnLink Midstream Partners L.P.,
4.85%, 7/15/26	50,000	47,128
5.45%, 6/01/47	25,000	18,995

Enterprise Products Operating LLC, 3.75%, 2/15/25	55,000	52,903
EQM Midstream Partners L.P.,
4.13%, 12/01/26	100,000	88,364
6.50%, 7/01/27(b)	20,000	19,500
6.50%, 7/15/48	10,000	7,700
EQT Corp.,
5.68%, 10/01/25	40,000	39,541
3.90%, 10/01/27	100,000	89,877
7.00%, 2/01/30	100,000	102,505

Exxon Mobil Corp., 2.99%, 3/19/25	80,000	76,542
Global Partners L.P./GLP Finance Corp., 6.88%, 1/15/29	100,000	90,475
Harvest Midstream I L.P., 7.50%, 9/01/28(b)	35,000	33,555
Hess Corp., 4.30%, 4/01/27	50,000	46,929
Hess Midstream Operations L.P.,
5.13%, 6/15/28(b)	75,000	69,000
4.25%, 2/15/30(b)	25,000	21,379
5.50%, 10/15/30(b)	20,000	18,044

Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 2/01/31(b)	30,000	27,223
Kinder Morgan, Inc.,
1.75%, 11/15/26	60,000	51,732
7.75%, 1/15/32	20,000	21,739
Marathon Petroleum Corp.,
3.63%, 9/15/24	80,000	77,283
4.70%, 5/01/25	50,000	48,933
MPLX L.P.,
4.88%, 12/01/24	12,000	11,780
4.88%, 6/01/25	735,000	717,992
4.13%, 3/01/27	180,000	166,879
4.25%, 12/01/27	90,000	82,983
2.65%, 8/15/30	90,000	70,853

Murphy Oil Corp., 6.38%, 7/15/28	35,000	34,244
	Par (a)	Value
Oil & Gas Producers (Continued)

Murphy Oil USA, Inc., 3.75%, 2/15/31(b)	$ 25,000	$ 20,831
New Fortress Energy, Inc., 6.75%, 9/15/25(b)	115,000	112,896
Northern Oil and Gas, Inc., 8.13%, 3/01/28(b)	65,000	63,050
Occidental Petroleum Corp.,
8.00%, 7/15/25	40,000	42,224
5.50%, 12/01/25	25,000	25,075
8.50%, 7/15/27	65,000	70,671
6.38%, 9/01/28	45,000	45,673
6.13%, 1/01/31	25,000	25,066
6.45%, 9/15/36	25,000	24,800
ONEOK, Inc.,
2.75%, 9/01/24	50,000	47,442
2.20%, 9/15/25	80,000	72,099
5.85%, 1/15/26	77,000	76,572
4.00%, 7/13/27	255,000	231,158
6.35%, 1/15/31	60,000	59,191

Ovintiv Exploration, Inc., 5.38%, 1/01/26	10,000	9,778
Southwestern Energy Co.,
7.75%, 10/01/27	75,000	77,150
8.38%, 9/15/28	15,000	15,516

Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29	35,000	30,062
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(b)	100,000	89,664
Targa Resources Corp.,
5.20%, 7/01/27	160,000	154,326
4.20%, 2/01/33	40,000	33,392
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	17,000	16,872
5.00%, 1/15/28	46,000	42,417
5.50%, 3/01/30	25,000	23,078
4.88%, 2/01/31	70,000	61,762
4.00%, 1/15/32	60,000	49,235
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26	105,000	110,640
3.25%, 5/15/30	30,000	25,261

Valero Energy Corp., 2.80%, 12/01/31	30,000	23,660
Western Midstream Operating L.P.,
4.65%, 7/01/26	50,000	47,375
4.75%, 8/15/28	25,000	23,063

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Western Midstream Operating L.P.,
4.30%, 2/01/30	$ 75,000	$ 65,985
5.50%, 8/15/48	25,000	20,164
Williams (The) Cos., Inc.,
4.30%, 3/04/24	75,000	73,850
2.60%, 3/15/31	170,000	133,195
		6,821,966
Oil, Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
3.14%, 11/07/29	150,000	127,012
4.49%, 5/01/30	50,000	45,914
		172,926
Publishing & Broadcasting – 0.1%
Nexstar Media, Inc., 5.63%, 7/15/27(b)	100,000	94,450
TEGNA, Inc., 5.00%, 9/15/29	200,000	189,620
		284,070
Real Estate Investment Trusts – 0.8%
American Tower Corp.,
0.60%, 1/15/24	135,000	127,569
5.00%, 2/15/24	80,000	79,525
1.45%, 9/15/26	65,000	54,630
3.13%, 1/15/27	20,000	17,820
3.65%, 3/15/27	110,000	99,464
3.55%, 7/15/27	150,000	134,044

Camden Property Trust, 3.15%, 7/01/29	50,000	42,852
Crown Castle, Inc.,
3.20%, 9/01/24	30,000	28,903
1.35%, 7/15/25	230,000	205,449
4.45%, 2/15/26	160,000	153,167
2.90%, 3/15/27	25,000	22,045
3.65%, 9/01/27	135,000	122,082
3.80%, 2/15/28	17,000	15,325

EPR Properties, 4.75%, 12/15/26	20,000	17,223
Extra Space Storage L.P., 3.90%, 4/01/29	78,000	68,414
Federal Realty Investment Trust, 3.95%, 1/15/24	50,000	49,165
GLP Capital L.P./GLP Financing II, Inc.,
5.38%, 4/15/26	105,000	100,229
4.00%, 1/15/31	25,000	20,046
	Par (a)	Value
Real Estate Investment Trusts (Continued)

Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(b)	$ 60,000	$ 49,482
Iron Mountain, Inc.,
5.00%, 7/15/28(b)	75,000	67,095
4.88%, 9/15/29(b)	75,000	64,481
5.25%, 7/15/30(b)	40,000	34,513
4.50%, 2/15/31(b)	30,000	24,300
5.63%, 7/15/32(b)	50,000	42,869

Life Storage L.P., 3.88%, 12/15/27	65,000	58,767
LifeStorage L.P., 3.50%, 7/01/26	159,000	147,588
Omega Healthcare Investors, Inc.,
4.50%, 1/15/25	50,000	48,175
4.50%, 4/01/27	80,000	72,792
4.75%, 1/15/28	60,000	54,071
Public Storage,
1.50%, 11/09/26	20,000	17,397
1.95%, 11/09/28	125,000	102,837
3.39%, 5/01/29	25,000	22,084
2.25%, 11/09/31	120,000	92,108

Realty Income Corp., 5.63%, 10/13/32	30,000	29,308
SBA Communications Corp., 3.13%, 2/01/29	10,000	8,082
Simon Property Group L.P.,
3.50%, 9/01/25	65,000	61,731
1.38%, 1/15/27	10,000	8,473

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25(b)	50,000	49,500
VICI Properties L.P./VICI Note Co., Inc.,
4.63%, 6/15/25(b)	35,000	32,802
5.75%, 2/01/27(b)	100,000	94,472
4.13%, 8/15/30(b)	50,000	41,302
Welltower, Inc.,
3.63%, 3/15/24	50,000	48,591
4.00%, 6/01/25	57,000	54,475

Weyerhaeuser Co., 4.00%, 4/15/30	95,000	83,023
XHR L.P., 6.38%, 8/15/25(b)	30,000	29,401
		2,797,671
Renewable Energy – 0.1%
Enviva Partners Finance Corp., 6.50%, 1/15/26(b)	200,000	192,044

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Retail - Consumer Staples – 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27(b)	$ 50,000	$ 46,336
3.50%, 3/15/29(b)	30,000	24,825
4.88%, 2/15/30(b)	65,000	57,687

Costco Wholesale Corp., 1.38%, 6/20/27	140,000	120,538
Ingles Markets, Inc., 4.00%, 6/15/31(b)	35,000	29,065
Walmart, Inc., 1.50%, 9/22/28	75,000	62,653
		341,104
Retail - Discretionary – 0.2%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(b)	225,000	212,636
Bath & Body Works, Inc.,
5.25%, 2/01/28	25,000	22,113
6.63%, 10/01/30(b)	35,000	31,312

Genuine Parts Co., 1.75%, 2/01/25	190,000	175,229
Home Depot (The), Inc., 4.00%, 9/15/25	105,000	102,787
Lowe's Cos., Inc.,
4.00%, 4/15/25	45,000	43,889
4.40%, 9/08/25	65,000	63,715
3.35%, 4/01/27	55,000	50,870
3.10%, 5/03/27	95,000	86,687
2.63%, 4/01/31	10,000	8,006

Macy's Retail Holdings LLC, 5.88%, 4/01/29(b)	5,000	4,318
Ross Stores, Inc., 4.70%, 4/15/27	2,000	1,912
		803,474
Semiconductors – 0.3%
Amkor Technology, Inc., 6.63%, 9/15/27(b)	100,000	98,717
Analog Devices, Inc.,
3.50%, 12/05/26	70,000	65,953
1.70%, 10/01/28	40,000	33,069
2.10%, 10/01/31	30,000	23,542
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.63%, 1/15/24	220,000	215,462
3.88%, 1/15/27	390,000	358,399
Broadcom, Inc.,
3.46%, 9/15/26	70,000	64,248
4.00%, 4/15/29(b)	145,000	127,169
	Par (a)	Value
Semiconductors (Continued)

Entegris, Inc., 3.63%, 5/01/29(b)	$ 30,000	$ 24,476
Intel Corp., 3.75%, 3/25/27	100,000	94,866
Micron Technology, Inc., 4.98%, 2/06/26	30,000	29,165
Texas Instruments, Inc., 1.90%, 9/15/31	54,000	42,159
		1,177,225
Software – 0.1%
Fortinet, Inc., 2.20%, 3/15/31	70,000	52,580
Intuit, Inc., 1.65%, 7/15/30	16,000	12,347
Oracle Corp., 1.65%, 3/25/26	180,000	158,014
Roper Technologies, Inc., 1.00%, 9/15/25	45,000	39,811
VMware, Inc.,
1.00%, 8/15/24	65,000	59,932
4.50%, 5/15/25	10,000	9,759
		332,443
Specialty Finance – 0.3%
Air Lease Corp., 3.38%, 7/01/25	45,000	41,652
American Express Co.,
2.50%, 7/30/24	50,000	47,529
3.95%, 8/01/25	70,000	67,241
4.20%, 11/06/25	50,000	48,538
4.05%, 5/03/29	43,000	39,059
Capital One Financial Corp.,
(SOFR + 1.37%), 4.17%, 5/09/25(i)	85,000	81,686
(SOFR + 2.16%), 4.99%, 7/24/26(i)	45,000	43,237

Credit Acceptance Corp., 6.63%, 3/15/26	100,000	94,590
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/25(b)	22,000	21,112
9.75%, 8/01/27(b)	320,000	325,787

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(b)	80,000	63,677
MGIC Investment Corp., 5.25%, 8/15/28	50,000	45,362
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27(b)	100,000	89,000
5.50%, 8/15/28(b)	25,000	20,278
5.13%, 12/15/30(b)	80,000	59,819

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Specialty Finance (Continued)

Starwood Property Trust, Inc., 5.50%, 11/01/23(b)	$ 35,000	$ 34,554
		1,123,121
Steel – 0.1%
Big River Steel LLC/BRS Finance Corp., 6.63%, 1/31/29(b)	24,000	22,571
Cleveland-Cliffs, Inc., 5.88%, 6/01/27	50,000	46,500
Nucor Corp., 3.13%, 4/01/32	50,000	40,519
Reliance Steel & Aluminum Co., 1.30%, 8/15/25	40,000	35,542
United States Steel Corp., 6.88%, 3/01/29	11,000	10,094
		155,226
Technology Hardware – 0.3%
Apple, Inc.,
1.40%, 8/05/28	50,000	41,398
3.35%, 8/08/32	25,000	22,038

Arrow Electronics, Inc., 2.95%, 2/15/32	22,000	16,721
CDW LLC/CDW Finance Corp.,
5.50%, 12/01/24	40,000	39,616
2.67%, 12/01/26	9,000	7,740
Dell International LLC/EMC Corp.,
5.85%, 7/15/25	80,000	80,052
6.10%, 7/15/27	30,000	30,027
HP, Inc.,
2.20%, 6/17/25	15,000	13,790
1.45%, 6/17/26	172,000	146,927
4.75%, 1/15/28	5,000	4,671
4.00%, 4/15/29	79,000	69,021
Jabil, Inc.,
1.70%, 4/15/26	65,000	56,359
4.25%, 5/15/27	70,000	64,912

Motorola Solutions, Inc., 4.60%, 5/23/29	100,000	91,930
NetApp, Inc., 1.88%, 6/22/25	20,000	18,080
TD SYNNEX Corp., 1.25%, 8/09/24	20,000	18,488
Teledyne Technologies, Inc., 2.75%, 4/01/31	30,000	23,440
ViaSat, Inc.,
5.63%, 4/15/27(b)	100,000	92,458
6.50%, 7/15/28(b)	115,000	96,097
	Par (a)	Value
Technology Hardware (Continued)

Western Digital Corp., 4.75%, 2/15/26	$ 10,000	$ 9,239
		943,004
Technology Services – 0.6%
Booz Allen Hamilton, Inc.,
3.88%, 9/01/28(b)	10,000	8,811
4.00%, 7/01/29(b)	20,000	17,482

FactSet Research Systems, Inc., 2.90%, 3/01/27	150,000	134,154
Fidelity National Information Services, Inc., 4.50%, 7/15/25	50,000	48,636
Gartner, Inc.,
4.50%, 7/01/28(b)	30,000	27,802
3.63%, 6/15/29(b)	20,000	17,000
3.75%, 10/01/30(b)	40,000	33,600

Global Payments, Inc., 1.20%, 3/01/26	85,000	72,519
HealthEquity, Inc., 4.50%, 10/01/29(b)	50,000	43,688
International Business Machines Corp.,
4.00%, 7/27/25	465,000	453,715
3.30%, 5/15/26	200,000	187,173
2.20%, 2/09/27	100,000	88,516
4.15%, 7/27/27	285,000	272,242

Kyndryl Holdings, Inc., 2.70%, 10/15/28	5,000	3,615
Mastercard, Inc.,
3.30%, 3/26/27	130,000	121,783
1.90%, 3/15/31	22,000	17,424
MSCI, Inc.,
3.88%, 2/15/31(b)	100,000	84,261
3.63%, 11/01/31(b)	100,000	82,303
3.25%, 8/15/33(b)	55,000	42,518
S&P Global, Inc.,
2.45%, 3/01/27(b)	150,000	134,383
1.25%, 8/15/30	110,000	81,755

Verisk Analytics, Inc., 4.00%, 6/15/25	83,000	79,971
Visa, Inc., 1.90%, 4/15/27	100,000	88,287
		2,141,638
Telecommunications – 0.5%
AT&T, Inc.,
1.70%, 3/25/26	375,000	330,713
2.30%, 6/01/27	75,000	65,411

Frontier Communications Holdings LLC, 5.88%, 10/15/27(b)	10,000	9,198

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Telecommunications (Continued)

Level 3 Financing, Inc., 3.63%, 1/15/29(b)	$100,000	$ 76,250
Lumen Technologies, Inc.,
4.50%, 1/15/29(b)	50,000	35,248
5.38%, 6/15/29(b)	15,000	11,016
Sprint Capital Corp.,
6.88%, 11/15/28	50,000	51,599
8.75%, 3/15/32	75,000	88,023

Sprint Corp., 7.13%, 6/15/24	100,000	101,095
T-Mobile USA, Inc.,
3.50%, 4/15/25	425,000	405,455
2.88%, 2/15/31	46,000	37,031
3.50%, 4/15/31	44,000	36,996
5.20%, 1/15/33	245,000	234,491

Verizon Communications, Inc., 3.00%, 3/22/27	100,000	90,659
		1,573,185
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
2.35%, 5/06/25	260,000	239,901
2.63%, 9/16/26	260,000	231,839
3.40%, 5/06/30	30,000	24,308
Philip Morris International, Inc.,
1.50%, 5/01/25	100,000	91,135
2.10%, 5/01/30	60,000	45,735

Vector Group Ltd., 5.75%, 2/01/29(b)	60,000	52,500
		685,418
Transportation & Logistics – 0.1%
American Airlines, Inc., 11.75%, 7/15/25(b)	25,000	27,340
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26(b)	20,000	19,046
5.75%, 4/20/29(b)	20,000	18,200

Cargo Aircraft Management, Inc., 4.75%, 2/01/28(b)	10,000	8,919
Delta Air Lines, Inc., 7.38%, 1/15/26	75,000	76,574
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(b)	29,920	30,393
Union Pacific Corp.,
3.75%, 7/15/25	90,000	87,217
2.75%, 3/01/26	10,000	9,312
	Par (a)	Value
Transportation & Logistics (Continued)
United Airlines, Inc.,
4.38%, 4/15/26(b)	$ 30,000	$ 27,380
4.63%, 4/15/29(b)	30,000	25,659

United Parcel Service, Inc., 4.45%, 4/01/30	15,000	14,402
XPO Logistics, Inc., 6.25%, 5/01/25(b)	22,000	22,224
		366,666
Wholesale - Consumer Staples – 0.1%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/25	245,000	219,319
3.75%, 9/25/27	50,000	45,737
		265,056
Total Corporate Bonds (Cost $50,881,277)		46,415,180

Foreign Issuer Bonds – 2.7%
Australia – 0.0%(c)
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	8,000	8,600
Westpac Banking Corp., 3.74%, 8/26/25	145,000	139,906
		148,506
Canada – 1.0%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(b)	95,000	83,498
4.00%, 10/15/30(b)	130,000	106,113
Bank of Montreal,
4.25%, 9/14/24	195,000	190,816
3.70%, 6/07/25	215,000	205,783
Bank of Nova Scotia (The),
0.65%, 7/31/24	95,000	87,467
2.20%, 2/03/25	110,000	102,344
3.45%, 4/11/25	70,000	66,704
1.05%, 3/02/26	90,000	77,955
1.35%, 6/24/26	160,000	138,015

Baytex Energy Corp., 8.75%, 4/01/27(b)	75,000	76,688
Brookfield Asset Management, Inc., 4.00%, 1/15/25	50,000	48,474
Canadian Imperial Bank of Commerce,
3.30%, 4/07/25	230,000	218,567
3.95%, 8/04/25	145,000	139,174
0.95%, 10/23/25	170,000	149,028
Canadian Natural Resources Ltd.,
3.80%, 4/15/24	150,000	146,420
2.05%, 7/15/25	80,000	73,077

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Canada (Continued)

Enbridge, Inc., 4.25%, 12/01/26	$ 90,000	$ 85,178
Fairfax Financial Holdings Ltd., 3.38%, 3/03/31	25,000	19,592
GFL Environmental, Inc., 3.75%, 8/01/25(b)	25,000	23,625
MEG Energy Corp., 5.88%, 2/01/29(b)	20,000	19,093
Methanex Corp., 5.25%, 12/15/29	75,000	64,182
Rogers Communications, Inc.,
3.20%, 3/15/27(b)	75,000	68,021
3.80%, 3/15/32(b)	70,000	59,597
Royal Bank of Canada,
3.97%, 7/26/24	65,000	63,498
0.65%, 7/29/24	60,000	55,355
0.75%, 10/07/24	70,000	64,067
1.20%, 4/27/26	70,000	60,391
2.05%, 1/21/27	100,000	87,315

Taseko Mines Ltd., 7.00%, 2/15/26(b)	50,000	41,604
Tervita Corp., 11.00%, 12/01/25(b)	13,000	14,104
Thomson Reuters Corp., 4.30%, 11/23/23	10,000	9,907
Toronto-Dominion Bank (The),
3.25%, 3/11/24	50,000	48,612
4.29%, 9/13/24	220,000	215,556
3.77%, 6/06/25	150,000	143,944
0.75%, 1/06/26	160,000	138,042
4.69%, 9/15/27	130,000	124,518
		3,316,324
Finland – 0.0%(c)
Nokia Oyj, 4.38%, 6/12/27	50,000	45,981
Germany – 0.1%
Deutsche Bank A.G.,
(SOFR + 3.19%), 6.12%, 7/14/26(i)	150,000	142,963
(SOFR + 1.22%), 2.31%, 11/16/27(i)	150,000	119,731
(5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(i)	200,000	158,585
		421,279
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24	300,000	272,291
	Par (a)	Value
Japan – 0.5%
Honda Motor Co. Ltd.,
2.27%, 3/10/25	$ 60,000	$ 56,292
2.53%, 3/10/27	70,000	62,553
Mitsubishi UFJ Financial Group, Inc.,
3.41%, 3/07/24	25,000	24,316
(1Y US Treasury CMT + 1.70%), 4.79%, 7/18/25(i)	200,000	196,185
(1Y US Treasury CMT + 0.45%), 0.96%, 10/11/25(i)	200,000	181,816
(1Y US Treasury CMT + 0.83%), 2.34%, 1/19/28(i)	275,000	234,665
Mizuho Financial Group, Inc.,
(1.25% - SOFR), 1.24%, 7/10/24(i)	200,000	193,377
(3M USD LIBOR + 1.00%), 3.92%, 9/11/24(i)	200,000	196,158

Nomura Holdings, Inc., 1.85%, 7/16/25	200,000	179,815
Sumitomo Mitsui Financial Group, Inc.,
2.45%, 9/27/24	200,000	188,156
1.40%, 9/17/26	200,000	169,302
		1,682,635
Mexico – 0.0%(c)
Coca-Cola Femsa S.A.B. de C.V., 2.75%, 1/22/30	150,000	126,496
Peru – 0.0%(c)
Southern Copper Corp., 3.88%, 4/23/25	5,000	4,800
Spain – 0.2%
Banco Santander S.A.,
2.71%, 6/27/24	200,000	189,855
(1Y US Treasury CMT + 0.45%), 0.70%, 6/30/24(i)	400,000	384,079
1.85%, 3/25/26	200,000	170,678
		744,612
Switzerland – 0.0%(c)
Novartis Capital Corp.,
3.10%, 5/17/27	15,000	13,963
2.20%, 8/14/30	10,000	8,273
		22,236
United Kingdom – 0.8%
Astrazeneca Finance LLC, 1.20%, 5/28/26	100,000	87,150

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
United Kingdom (Continued)
AstraZeneca PLC, 3.13%, 6/12/27	$ 49,000	$ 44,990
Barclays PLC, (3M USD LIBOR + 1.61%), 3.93%, 5/07/25(i)	205,000	195,226
BAT Capital Corp.,
3.22%, 8/15/24	98,000	93,664
2.26%, 3/25/28	48,000	38,038
4.91%, 4/02/30	71,000	61,983
7.75%, 10/19/32	35,000	35,784

BAT International Finance PLC, 4.45%, 3/16/28	100,000	88,569
HSBC Holdings PLC,
(SOFR + 0.53%), 0.73%, 8/17/24(i)	200,000	189,644
(SOFR + 1.51%), 4.18%, 12/09/25(i)	260,000	244,920
(SOFR + 1.43%), 3.00%, 3/10/26(i)	400,000	363,104
(SOFR + 4.25%), 11/03/33(i)(j)	200,000	199,662

Lloyds Banking Group PLC, 4.58%, 12/10/25	200,000	183,312
Reynolds American, Inc., 4.45%, 6/12/25	195,000	188,203
Santander UK Group Holdings PLC, (SOFR + 0.79%), 1.09%, 3/15/25(i)	300,000	275,143
Unilever Capital Corp., 3.38%, 3/22/25	100,000	96,467
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(b)	200,000	161,612
		2,547,471
Total Foreign Issuer Bonds (Cost $10,117,864)		9,332,631

Mortgage-Backed Securities – 21.0%
Commercial Mortgage-Backed Securities – 0.1%
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, (1M USD LIBOR + 3.25%, 3.25% Floor), 6.84%, 10/15/49(b)(g)	335,944	309,479
Federal Home Loan Mortgage Corporation – 1.0%
Pool,
3.00%, 3/01/30 - 8/01/50	624,413	554,091
2.50%, 4/01/32 - 11/01/50	855,973	752,876
4.50%, 4/01/49	43,062	41,153
	Par (a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
2.00%, 10/01/50 - 1/01/52	$ 1,283,235	$ 1,015,268
2.50%, 9/01/51(d)	1,405,714	1,155,597
		3,518,985
Federal Home Loan Mortgage Corporation Gold – 0.1%
Pool, 3.00%, 3/01/46 - 12/01/46	237,087	205,973
Federal National Mortgage Association – 2.9%
Pool,
2.50%, 10/01/35 - 1/01/52	5,304,183	4,385,470
3.50%, 8/01/45 - 2/01/51	565,547	503,827
3.50%, 1/01/48(d)	1,085,039	975,635
4.00%, 9/01/48 - 3/01/51	1,716,809	1,580,397
3.00%, 11/01/48 - 6/01/51	761,554	650,858
4.50%, 1/01/49 - 2/01/50	381,935	362,231
2.00%, 2/01/51 - 11/01/51	1,750,271	1,385,835
		9,844,253
Government National Mortgage Association – 1.5%
Pool, 11/01/50 - 11/01/52(j)	6,194,000	5,334,700
Government National Mortgage Association II – 1.4%
Pool,
2.50%, 12/20/46 - 8/20/51	1,172,356	994,571
3.50%, 1/20/48 - 8/20/48	947,928	862,089
4.50%, 9/20/48 - 1/20/50	125,779	120,829
3.00%, 4/20/49 - 7/20/50	1,427,706	1,256,700
2.00%, 2/20/51 - 10/20/51	1,852,308	1,529,422
		4,763,611
Uniform Mortgage-Backed Securities – 7.5%
Pool, 11/01/37 - 11/01/52(j)	29,465,000	25,606,067
Whole Loan – 6.5%
FNMA Connecticut Avenue Securities,
Series 2014-C01, Class M2, (1M USD LIBOR + 4.40%), 7.99%, 1/25/24(g)	125,093	126,570
Series 2017-C03, Class 1ED1, (1M USD LIBOR + 0.70%), 4.29%, 10/25/29(g)	314,641	306,961

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2017-C03, Class 1B1, (1M USD LIBOR + 4.85%), 8.44%, 10/25/29(g)	$ 430,000	$ 445,635
Series 2017-C04, Class 2M2, (1M USD LIBOR + 2.85%), 6.44%, 11/25/29(g)	1,306,455	1,319,920
Series 2017-C04, Class 2B1, (1M USD LIBOR + 5.05%), 8.64%, 11/25/29(g)	450,000	464,757
Series 2017-C05, Class 1B1, (1M USD LIBOR + 3.60%, 3.60% Floor), 7.19%, 1/25/30(g)	667,125	657,007
Series 2017-C06, Class 2B1, (1M USD LIBOR + 4.45%, 4.45% Floor), 8.04%, 2/25/30(g)	200,000	200,400
Series 2017-C07, Class 2B1, (1M USD LIBOR + 4.45%, 4.45% Floor), 8.04%, 5/25/30(g)	217,000	219,401
Series 2018-C02, Class 2B1, (1M USD LIBOR + 4.00%, 4.00% Floor), 7.59%, 8/25/30(g)	425,000	421,307
Series 2018-C03, Class 1B1, (1M USD LIBOR + 3.75%, 3.75% Floor), 7.34%, 10/25/30(g)	550,000	543,300
Series 2018-C05, Class 1B1, (1M USD LIBOR + 4.25%, 4.25% Floor), 7.84%, 1/25/31(g)	340,000	343,165
Series 2018-C06, Class 1M2, (1M USD LIBOR + 2.00%, 2.00% Floor), 5.59%, 3/25/31(g)	857,694	854,240
Series 2018-C06, Class 2M2, (1M USD LIBOR + 2.10%, 2.10% Floor), 5.69%, 3/25/31(g)	283,578	278,286
Series 2021-R02, Class 2M1, (30D Average SOFR + 0.90%), 3.90%, 11/25/41(b)(g)	640,929	624,102
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-DN2, Class M3, (1M USD LIBOR + 3.60%), 7.19%, 4/25/24(g)	900,484	909,926
	Par (a)	Value
Whole Loan (Continued)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1, Class B1, (1M USD LIBOR + 4.95%), 8.54%, 7/25/29(g)	$500,000	$518,946
Series 2017-HQA2, Class B1, (1M USD LIBOR + 4.75%), 8.34%, 12/25/29(g)	550,000	548,894
Series 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 5.94%, 4/25/30(g)	544,998	538,135
Series 2018-DNA1, Class B1, (1M USD LIBOR + 3.15%), 6.74%, 7/25/30(g)	690,000	663,044
Series 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 5.89%, 9/25/30(g)	341,070	334,421
Series 2022-HQA2, Class M1A, (30D Average SOFR + 2.65%), 5.65%, 7/25/42(b)(g)	334,638	332,128
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, (1M USD LIBOR + 2.40%), 5.99%, 4/25/31(b)(g)	142,399	141,649
Series 2018-R07, Class 1M2C, (1M USD LIBOR + 2.40%), 5.99%, 4/25/31(b)(g)	176,610	175,192
Series 2019-R01, Class 2M2, (1M USD LIBOR + 2.45%), 6.04%, 7/25/31(b)(g)	131,742	131,245
Series 2019-R01, Class 2M2C, (1M USD LIBOR + 2.45%), 6.04%, 7/25/31(b)(g)	245,613	244,606
Series 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%, 2.30% Floor), 5.89%, 8/25/31(b)(g)	36,711	36,663
Series 2019-R06, Class 2M2, (1M USD LIBOR + 2.10%), 5.69%, 9/25/39(b)(g)	86,874	86,634
Series 2019-R07, Class 1M2, (1M USD LIBOR + 2.10%), 5.69%, 10/25/39(b)(g)	53,446	53,034

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Whole Loan (Continued)
Connecticut Avenue Securities Trust,
Series 2020-R02, Class 2M2, (1M USD LIBOR + 2.00%), 5.59%, 1/25/40(b)(g)	$1,157,878	$1,137,050
Series 2020-R01, Class 1M2, (1M USD LIBOR + 2.05%, 2.05% Floor), 5.64%, 1/25/40(b)(g)	1,124,558	1,106,401
Series 2020-SBT1, Class 1M2, (1M USD LIBOR + 3.65%), 7.24%, 2/25/40(b)(g)	511,533	496,428
Series 2021-R01, Class 1M2, (30D Average SOFR + 1.55%), 4.55%, 10/25/41(b)(g)	190,000	177,749
Series 2021-R01, Class 1B1, (30D Average SOFR + 3.10%), 6.10%, 10/25/41(b)(g)	150,000	135,491
Series 2021-R03, Class 1B1, (30D Average SOFR + 2.75%, 2.75% Floor), 5.75%, 12/25/41(b)(g)	275,000	239,302
Series 2022-R02, Class 2M1, (30D Average SOFR + 1.20%), 4.20%, 1/25/42(b)(g)	198,708	192,995
Series 2022-R07, Class 1M1, (30D Average SOFR + 2.95%), 5.98%, 6/25/42(b)(g)	540,953	543,333
Series 2022-R08, Class 1M1, (30D Average SOFR + 2.55%, 2.55% Floor), 5.55%, 7/25/42(b)(g)	219,255	216,305
Freddie Mac STACR REMIC Trust,
Series 2021-HQA1, Class M1, (30D Average SOFR + 0.70%), 3.70%, 8/25/33(b)(g)	235,451	234,274
Series 2021-DNA3, Class M2, (30D Average SOFR + 2.10%), 5.10%, 10/25/33(b)(g)	30,000	28,605
Series 2021-DNA5, Class M2, (30D Average SOFR + 1.65%), 4.65%, 1/25/34(b)(g)	766,507	745,670
Series 2021-DNA6, Class M1, (30D Average SOFR + 0.80%), 3.80%, 10/25/41(b)(g)	250,000	244,012
	Par (a)	Value
Whole Loan (Continued)
Freddie Mac STACR REMIC Trust,
Series 2021-DNA7, Class M1, (30D Average SOFR + 0.85%), 3.85%, 11/25/41(b)(g)	$ 631,250	$ 611,259
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 6.65%, 11/25/41(b)(g)	260,000	228,658
Series 2022-HQA1, Class M1A, (30D Average SOFR + 2.10%), 5.10%, 3/25/42(b)(g)	675,614	672,140
Series 2022-DNA5, Class M1A, (30D Average SOFR + 2.95%), 5.95%, 6/25/42(b)(g)	917,776	916,613
Series 2022-HQA3, Class M1A, (30D Average SOFR + 2.30%), 5.30%, 8/25/42(b)(g)	173,939	172,970
Series 2019-HQA4, Class M2, (1M USD LIBOR + 2.05%), 5.64%, 11/25/49(b)(g)	49,050	48,852
Series 2020-DNA1, Class M2, (1M USD LIBOR + 1.70%), 5.29%, 1/25/50(b)(g)	392,196	385,156
Series 2020-HQA1, Class M2, (1M USD LIBOR + 1.90%), 5.49%, 1/25/50(b)(g)	41,992	41,346
Series 2020-DNA2, Class M2, (1M USD LIBOR + 1.85%), 5.44%, 2/25/50(b)(g)	1,277,930	1,255,180
Series 2020-HQA2, Class M2, (1M USD LIBOR + 3.10%), 6.69%, 3/25/50(b)(g)	473,884	474,026
Series 2020-DNA4, Class M2, (1M USD LIBOR + 3.75%), 7.34%, 8/25/50(b)(g)	261	261
Series 2020-HQA4, Class M2, (1M USD LIBOR + 3.15%), 6.74%, 9/25/50(b)(g)	29,594	29,594
Series 2020-DNA5, Class M2, (30D Average SOFR + 2.80%), 5.80%, 10/25/50(b)(g)	230,031	230,031

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Whole Loan (Continued)
Freddie Mac STACR REMIC Trust,
STACR Trust, Series 2018-HRP2, Class M3, (1M USD LIBOR + 2.40%), 5.99%, 2/25/47(b)(g)	$232,778	$ 224,894
Freddie Mac STACR Trust, Series 2019-DNA4, Class M2, (1M USD LIBOR + 1.95%), 5.54%, 10/25/49(b)(g)	100,077	99,029
		22,407,192
Total Mortgage-Backed Securities (Cost $76,279,557)		71,990,260

	Number of Shares
Preferred Stocks – 1.1%
Specialty Finance – 1.1%
AGNC Investment Corp., 6.13%(g)	21,599	401,741
Arbor Realty Trust, Inc., 6.25%(g)	39,458	737,865
Chimera Investment Corp., 8.00%(g)	24,975	464,535
Granite Point Mortgage Trust, Inc., 7.00%(g)	23,527	467,482
MFA Financial, Inc., 6.50%(g)	44,682	794,446
New York Mortgage Trust, Inc., 6.88%(g)	21,682	371,196
Rithm Capital Corp., 6.38%(g)	43,302	698,028
Total Preferred Stocks (Cost $5,099,181)		3,935,293

Rights – 0.0%(c)
Biotechnology & Pharmaceuticals – 0.0%(c)
Zogenix Inc. Cvr(k)*	21,009	15,200
Total Rights (Cost $14,286)		15,200

Warrants – 0.0%(c)
Health Care Facilities & Services – 0.0%(c)
UpHealth, Inc., Strike Price $11.50, Expires 7/01/24*	254	15
Total Warrants (Cost $—)		15
	Number of Shares	Value

Investment Companies – 0.6%
ProShares Short 20+ Year Treasury*	80,796	$1,918,097
Total Investment Companies (Cost $1,653,648)		1,918,097

	Par (a)/Number of Shares
Short-Term Investments – 15.7%
Corporate Bonds – 0.2%
Kinder Morgan Energy Partners L.P., 3.50%, 9/01/23	$ 70,000	69,022
Morgan Stanley, 4.10%, 5/22/23	25,000	24,873
General Motors Financial Co., Inc., 1.70%, 8/18/23	140,000	135,559
Boeing (The) Co., 1.17%, 2/04/23	30,000	29,704
NextEra Energy Capital Holdings, Inc., 0.65%, 3/01/23	105,000	103,534
Elevance Health, Inc., 0.45%, 3/15/23	130,000	127,844
Pioneer Natural Resources Co., 0.55%, 5/15/23	40,000	39,029
Martin Marietta Materials, Inc., 0.65%, 7/15/23	55,000	53,199
Humana, Inc., 0.65%, 8/03/23	50,000	48,299
		631,063
Convertible Bonds – 5.4%
Starwood Property Trust, Inc., 4.38%, 4/01/23	657,000	652,073
Blackstone Mortgage Trust, Inc., 4.75%, 3/15/23	657,000	652,911
Innoviva, Inc., 2.13%, 1/15/23(d)	1,244,000	1,228,450
Apollo Commercial Real Estate Finance, Inc., 5.38%, 10/15/23(d)	2,612,000	2,533,640
Encore Capital Europe Finance Ltd., 4.50%, 9/01/23(d)	728,000	903,448
Granite Point Mortgage Trust, Inc., 6.38%, 10/01/23	1,424,000	1,367,040

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)/Number of Shares	Value
Convertible Bonds (Continued)
Helix Energy Solutions Group, Inc., 4.13%, 9/15/23(d)	$ 330,000	$ 330,198
Novavax, Inc., 3.75%, 2/01/23	1,487,000	1,464,695
PRA Group, Inc., 3.50%, 6/01/23(d)	1,240,000	1,217,060
Redwood Trust, Inc., 4.75%, 8/15/23	419,000	399,098
SFL Corp. Ltd., 4.88%, 5/01/23(d)	486,000	487,701
Granite Point Mortgage Trust, Inc., 5.63%, 12/01/22(b)	1,533,000	1,516,984
Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23(d)	692,000	669,943
New Relic, Inc., 0.50%, 5/01/23(d)	838,000	817,888
KKR Real Estate Finance Trust, Inc., 6.13%, 5/15/23	555,000	550,560
Royal Caribbean Cruises Ltd., 4.25%, 6/15/23	1,809,000	1,839,899
WisdomTree Investments, Inc., 4.25%, 6/15/23	701,000	727,288
DigitalBridge Group, Inc., 5.00%, 4/15/23	705,000	698,831
Patrick Industries, Inc., 1.00%, 2/01/23	658,000	646,090
		18,703,797
Money Market Fund – 7.2%
Northern Institutional Funds - Treasury Portfolio (Premier), 2.48%(l)	24,650,827	24,559,555
Foreign Issuer Bonds – 0.0%(c)
Toronto-Dominion Bank (The), 0.30%, 6/02/23	50,000	48,620
U.S. Treasury Bills – 2.9%
U.S. Treasury Bill, 2.84%, 12/01/22(m)	2,500,000	2,492,828
U.S. Treasury Bill, 3.92%, 1/26/23(m)	500,000	495,237
U.S. Treasury Bill, 3.27%, 1/05/23(m)	7,000,000	6,952,099
		9,940,164
Total Short-Term Investments (Cost $53,964,649)		53,883,199

Number of Contracts		Notional Amount	Value
Purchased Options – 0.3%
Call Options - Exchange Traded – 0.0%(c)
Broadcom, Inc.,
Strike Price $550.00, Expires 12/16/22	15	705,180	$ 4,245
Strike Price $520.00, Expires 12/16/22	4	188,048	3,024
Strike Price $500.00, Expires 12/16/22	2	94,024	2,580
ironSource Ltd., Strike Price $5.00, Expires 12/16/22	206	66,538	1,030
iShares Expanded Tech-Software Sector ETF, Strike Price $320.00, Expires 11/18/22	6	160,560	516
iShares Russell 2000 Growth ETF, Strike Price $250.00, Expires 11/18/22	5	91,665	1,150
Unity Software, Inc., Strike Price $60.00, Expires 11/18/22	13	38,350	52
			12,597
Put Options - Exchange Traded – 0.3%
iShares 20+ Year Treasury Bond ETF, Strike Price $100.00, Expires 12/16/22	1,800	17,299,800	1,044,000
Momentive Global, Inc., Strike Price $6.00, Expires 12/16/22	798	619,248	15,960
Tenneco, Inc., Strike Price $10.00, Expires 1/20/23	196	386,120	980
Twitter, Inc., Strike Price $30.00, Expires 11/11/22	341	1,831,170	682
			1,061,622
Total Purchased Options (Premiums Paid $777,071)			1,074,219
Total Long Positions – 106.5% (Cost $385,859,299)			364,766,774

	Number of Shares	Value
Short Positions – (9.4)%(n)
Common Stocks – (7.7)%
Advertising & Marketing – (0.0)%(c)
Magnite, Inc.	(5,502)	(40,110)
Aerospace & Defense – (0.0)%(c)
Kaman Corp.	(1,531)	(49,145)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Asset Management – (0.1)%
Affiliated Managers Group, Inc.	(557)	$ (69,157)
WisdomTree Investments, Inc.	(47,455)	(257,681)
		(326,838)
Biotechnology & Pharmaceuticals – (0.5)%
Cerevel Therapeutics Holdings, Inc.	(3,038)	(84,942)
Coherus Biosciences, Inc.	(33,811)	(294,156)
Halozyme Therapeutics, Inc.	(9,142)	(437,079)
Insmed, Inc.	(29,505)	(511,027)
Jazz Pharmaceuticals PLC	(1,551)	(223,018)
Ligand Pharmaceuticals, Inc.	(138)	(12,096)
Sarepta Therapeutics, Inc.	(1,703)	(194,176)
		(1,756,494)
Cable & Satellite – (0.1)%
Cable One, Inc.	(209)	(179,621)
DISH Network Corp., Class A	(14,659)	(218,566)
		(398,187)
Consumer Services – (0.2)%
Chegg, Inc.	(4,280)	(92,320)
Stride, Inc.	(20,626)	(691,177)
		(783,497)
E-Commerce Discretionary – (0.1)%
Etsy, Inc.	(2,128)	(199,841)
Electric Utilities – (0.4)%
Algonquin Power & Utilities Corp. (Canada)	(24,709)	(273,281)
NRG Energy, Inc.	(24,297)	(1,078,787)
		(1,352,068)
Electrical Equipment – (0.1)%
Bloom Energy Corp., Class A	(18,606)	(348,118)
Mesa Laboratories, Inc.	(622)	(82,235)
		(430,353)
Engineering & Construction – (0.3)%
Fluor Corp.	(35,717)	(1,080,796)
Food – (0.0)%(c)
Herbalife Nutrition Ltd.	(1,758)	(37,375)
Household Products – (0.1)%
Beauty Health (The) Co.	(24,510)	(280,149)
Industrial Intermediate Products – (0.1)%
RBC Bearings, Inc.	(1,170)	(296,630)
	Number of Shares	Value
Institutional Financial Services – (0.2)%
Cowen, Inc., Class A	(20,049)	$ (774,292)
Intercontinental Exchange, Inc.	(664)	(63,459)
		(837,751)
Internet Media & Services – (0.3)%
Groupon, Inc.	(3,063)	(22,574)
Snap, Inc., Class A	(3,615)	(35,825)
TripAdvisor, Inc.	(8,154)	(192,598)
Upwork, Inc.	(7,616)	(102,435)
Ziff Davis, Inc.	(6,073)	(469,989)
Zillow Group, Inc., Class C	(6,048)	(186,641)
		(1,010,062)
Leisure Facilities & Services – (0.4)%
Cheesecake Factory (The), Inc.	(6,043)	(216,400)
Marcus (The) Corp.	(29,850)	(448,944)
Norwegian Cruise Line Holdings Ltd.	(28,229)	(476,788)
Royal Caribbean Cruises Ltd.	(6,059)	(323,429)
		(1,465,561)
Leisure Products – (0.3)%
Topgolf Callaway Brands Corp.	(21,508)	(402,630)
Winnebago Industries, Inc.	(11,995)	(715,981)
		(1,118,611)
Medical Equipment & Devices – (0.2)%
CONMED Corp.	(1,907)	(152,045)
Exact Sciences Corp.	(7,170)	(249,372)
Haemonetics Corp.	(2,745)	(233,188)
		(634,605)
Oil & Gas Producers – (0.6)%
Permian Resources Corp.	(113,737)	(1,111,211)
Pioneer Natural Resources Co.	(3,228)	(827,691)
		(1,938,902)
Oil, Gas Services & Equipment – (0.1)%
Helix Energy Solutions Group, Inc.	(48,782)	(341,474)
Real Estate Investment Trusts – (0.3)%
Pebblebrook Hotel Trust	(30,802)	(494,064)
Summit Hotel Properties, Inc.	(56,854)	(491,219)
		(985,283)
Real Estate Services – (0.1)%
Anywhere Real Estate, Inc.	(28,128)	(208,991)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Renewable Energy – (0.4)%
Array Technologies, Inc.	(43,454)	$ (786,517)
Sunnova Energy International, Inc.	(26,074)	(483,412)
		(1,269,929)
Retail - Discretionary – (0.1)%
Patrick Industries, Inc.	(4,205)	(192,211)
Semiconductors – (0.6)%
Broadcom, Inc.(e)	(2,422)	(1,138,631)
Impinj, Inc.	(3,158)	(362,001)
MACOM Technology Solutions Holdings, Inc.	(5,485)	(317,417)
MaxLinear, Inc.	(5,906)	(182,377)
Semtech Corp.	(4,613)	(127,734)
		(2,128,160)
Software – (0.9)%
8x8, Inc.	(4,641)	(19,631)
Bandwidth, Inc., Class A	(1,095)	(12,998)
Bentley Systems, Inc., Class B	(6,706)	(236,588)
BigCommerce Holdings, Inc., Series 1	(5,950)	(88,417)
Blackline, Inc.	(2,712)	(151,872)
Ceridian HCM Holding, Inc.	(3,952)	(261,583)
Envestnet, Inc.	(3,897)	(192,161)
Everbridge, Inc.	(1,031)	(32,301)
Five9, Inc.	(1,314)	(79,182)
LivePerson, Inc.	(5,522)	(58,367)
Mitek Systems, Inc.	(18,564)	(209,959)
New Relic, Inc.	(293)	(17,357)
NextGen Healthcare, Inc.	(11,225)	(224,949)
Progress Software Corp.	(15,317)	(781,626)
RingCentral, Inc., Class A	(428)	(15,203)
Splunk, Inc.	(1,361)	(113,113)
Verint Systems, Inc.	(11,383)	(403,300)
Workiva, Inc.	(4,538)	(353,102)
		(3,251,709)
Specialty Finance – (0.3)%
Encore Capital Group, Inc.	(12,328)	(627,742)
LendingTree, Inc.	(364)	(9,184)
PRA Group, Inc.	(4,017)	(134,569)
SoFi Technologies, Inc.	(34,357)	(186,902)
Upstart Holdings, Inc.	(1,733)	(40,171)
		(998,568)
Technology Hardware – (0.3)%
Infinera Corp.	(39,734)	(222,908)
Lumentum Holdings, Inc.	(7,066)	(526,063)
NCR Corp.	(9,272)	(197,123)
		(946,094)
	Number of Shares	Value
Technology Services – (0.2)%
I3 Verticals, Inc., Class A	(5,773)	$ (125,621)
Perficient, Inc.	(3,451)	(231,113)
Sabre Corp.	(44,126)	(256,372)
		(613,106)
Transportation & Logistics – (0.3)%
Air Transport Services Group, Inc.	(27,607)	(806,125)
CryoPort, Inc.	(3,050)	(84,668)
JetBlue Airways Corp.	(8,370)	(67,295)
SFL Corp. Ltd. (Norway)	(5,897)	(60,149)
Spirit Airlines, Inc.	(4,377)	(96,294)
		(1,114,531)
Transportation Equipment – (0.1)%
Greenbrier (The) Cos., Inc.	(14,477)	(511,183)
Total Common Stocks (Proceeds $29,293,098)		(26,598,214)

	Par(a)
Mortgage-Backed Securities – (1.6)%
Uniform Mortgage-Backed Securities – (1.6)%
Pool, 11/01/52(j)	$(6,607,000)	(5,406,430)
Total Mortgage-Backed Securities (Proceeds $5,496,484)		(5,406,430)

	Number of Shares
Investment Companies – (0.1)%
iShares Expanded Tech-Software Sector ETF(e)	(619)	(165,644)
iShares Russell 2000 Growth ETF(e)	(554)	(125,348)
Total Investment Companies (Proceeds $291,783)		(290,992)
Total Short Positions – (9.4)% (Proceeds $35,081,365)		(32,295,636)
Total Written Options – (0.1)% (Premiums Received $236,334)		(398,574)
Other Assets less Liabilities – 3.0%(o)		10,377,606
NET ASSETS – 100.0%		$342,450,170
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount rounds to less than 0.05%.
(d)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(e)	Security represents underlying investment on open options contracts.
(f)	Zero coupon bond.
(g)	Variable rate security. Rate as of October 31, 2022 is disclosed.
(h)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2022 is disclosed.
(j)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2022.
(k)	Investment is valued using significant unobservable inputs (Level 3).
(l)	7-day current yield as of October 31, 2022 is disclosed.
(m)	Discount rate at the time of purchase.
(n)	Securities sold short are not owned by the Fund and cannot produce income.
(o)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
ADR	American Depositary Receipt
BDC	Business Development Company
CMT	Constant Maturity
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
USD	United States Dollar
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Futures Contracts outstanding at October 31, 2022: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bond	46	12/15/2022	AUD	3,486,192	$ 15,532
10-Year U.S. Treasury Note	13	12/20/2022	USD	1,437,719	(2,406)
U.S. Treasury Long Bond	1	12/20/2022	USD	120,500	(4,992)
Ultra U.S. Treasury Bond	1	12/20/2022	USD	127,656	(15,156)
Long Gilt	1	12/28/2022	GBP	117,123	3,849
Total Long Contracts					$ (3,173)
Short Contracts
Euro-BTP Italian Government Bond	(6)	12/08/2022	EUR	679,817	$ 8,387
Euro-Bund	(33)	12/08/2022	EUR	4,514,840	(16,822)
Euro-OAT	(21)	12/08/2022	EUR	2,757,692	100,576
10-Year Canadian Government Bond	(23)	12/19/2022	CAD	2,077,065	12,520
Ultra 10-Year U.S. Treasury Note	(61)	12/20/2022	USD	7,075,047	(21,729)
2-Year U.S. Treasury Note	(16)	12/30/2022	USD	3,270,125	60,743
5-Year U.S. Treasury Note	(234)	12/30/2022	USD	24,942,938	740,713
Total Short Contracts					$884,388
					$881,215

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2022:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/15/22	U.S. Dollars	1,511	Swedish Krona	16,031	Morgan Stanley	$ 54,372
12/15/22	U.S. Dollars	3,426	Euro	3,401	Morgan Stanley	51,940
12/15/22	British Pounds	1,095	U.S. Dollars	1,228	Morgan Stanley	28,647
12/15/22	U.S. Dollars	3,426	British Pound	2,959	Morgan Stanley	26,526
12/15/22	U.S. Dollars	372	Canadian Dollars	487	Morgan Stanley	14,193
12/15/22	U.S. Dollars	74	New Zealand Dollars	122	Morgan Stanley	2,583
12/15/22	Swedish Krona	715	U.S. Dollars	63	Morgan Stanley	1,396
12/15/22	U.S. Dollars	31	Swiss Francs	30	JPMorgan Chase	1,020
12/15/22	U.S. Dollars	11	Swiss Francs	10	Morgan Stanley	563
12/15/22	U.S. Dollars	11	Swiss Francs	10	Deutsche Bank	540
12/15/22	U.S. Dollars	60	Euro	60	Barclays	475
12/15/22	U.S. Dollars	21	Czech Koruna	510	Barclays	402
12/15/22	U.S. Dollars	10	Swiss Francs	10	Bank of America	383
12/15/22	U.S. Dollars	26	Australian Dollars	40	Morgan Stanley	368
12/15/22	U.S. Dollars	74	Canadian Dollars	100	Citibank	316
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/15/22	U.S. Dollars	26	Australian Dollars	40	JPMorgan Chase	$ 296
12/15/22	New Zealand Dollars	21	U.S. Dollars	10	Morgan Stanley	258
12/15/22	U.S. Dollars	11	South African Rand	200	Barclays	199
12/15/22	U.S. Dollars	100	Hong Kong Dollars	790	JPMorgan Chase	106
12/15/22	U.S. Dollars	51	Canadian Dollars	70	JPMorgan Chase	72
12/15/22	U.S. Dollars	10	Euro	10	JPMorgan Chase	49
12/15/22	U.S. Dollars	8	Swedish Krona	90	Deutsche Bank	37
12/15/22	U.S. Dollars	9	Hong Kong Dollars	70	Goldman Sachs	9
12/15/22	U.S. Dollars	13	Australian Dollars	20	Citibank	2
12/15/22	U.S. Dollars	10	Euro	10	Deutsche Bank	1
Total Unrealized Appreciation						$184,753

12/15/22	New Zealand Dollars	5	U.S. Dollars	3	Morgan Stanley	$ (74)
12/15/22	U.S. Dollars	11	New Zealand Dollars	20	JPMorgan Chase	(179)
12/15/22	U.S. Dollars	15	Canadian Dollars	20	Deutsche Bank	(184)
12/15/22	U.S. Dollars	8	New Zealand Dollars	15	Morgan Stanley	(210)
12/15/22	U.S. Dollars	29	Canadian Dollars	40	Morgan Stanley	(309)
12/15/22	Swedish Krona	395	U.S. Dollars	36	Morgan Stanley	(555)
12/15/22	U.S. Dollars	50	Australian Dollars	80	Citibank	(1,006)
12/15/22	U.S. Dollars	75	Australian Dollars	120	Morgan Stanley	(1,465)
12/15/22	U.S. Dollars	176	Swedish Krona	1,983	Morgan Stanley	(3,582)
12/15/22	U.S. Dollars	125	British Pound	112	Bank of America	(4,171)
12/15/22	U.S. Dollars	1,297	Euro	1,321	Morgan Stanley	(13,577)
12/15/22	U.S. Dollars	546	British Pound	500	Morgan Stanley	(28,113)
Total Unrealized Depreciation						$ (53,425)
Net Unrealized Appreciation						$131,328

Written Call Option Contracts outstanding at October 31, 2022: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Aerojet Rocketdyne	96	USD	465,120	40.00	12/16/2022	$ (84,672)
Willis Towers Watson PLC	6	USD	130,926	220.00	11/18/2022	(2,475)
Total Written Call Options Contracts (Premiums Received $49,181)						$(87,147)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Written Put Option Contracts outstanding at October 31, 2022: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
iShares 20+ Year Treasury Bond ETF	1,800	USD	17,299,800	92.00	12/16/2022	$ (311,400)
Tenneco, Inc.	3	USD	5,910	5.00	1/20/2023	(27)
Total Written Put Options Contracts (Premiums Received $187,153)						$(311,427)

Long Contracts for Difference at October 31, 2022: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Alcoa Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,803	Monthly	$ 109,158	$ 3,064
Allstate Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	4,432	Monthly	559,030	(27,879)
Altice USA, Inc., Class A	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	42,467	Monthly	282,184	31,204
American Electric Power Co., Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	6,397	Monthly	561,929	17,864
American Express Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	853	Monthly	126,330	9,171
American Express Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,408	Monthly	208,778	9,490
American International Group, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	9,975	Monthly	568,079	52,072
American International Group, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	7,936	Monthly	452,229	20,908
American Tower Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,480	Monthly	306,253	26,592
Amgen, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,037	Monthly	549,944	49,983
Analog Devices, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,480	Monthly	210,758	5,334
Antero Resources Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	11,021	Monthly	403,596	31,328
Apache Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	12,340	Monthly	560,526	65,692
Apache Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	9,976	Monthly	453,390	16,840
Applied Materials, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	5,024	Monthly	443,446	16,708
Aramark Services, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	14,001	Monthly	510,916	15,020
Arrow Electronics, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,305	Monthly	233,225	12,035
AT&T, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	24,392	Monthly	444,307	70,865
AT&T, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,237	Monthly	22,507	847
Atmos Energy Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,114	Monthly	224,923	8,872
AutoNation, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,152	Monthly	334,564	8,427
AutoZone, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	110	Monthly	278,298	26,421
AutoZone, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	179	Monthly	453,261	22,315
Avantor, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	21,565	Monthly	434,568	(2,339)
Avis Budget Group, Inc.	U.S. Fed Funds	1/24/2024	Barclays	776	Monthly	183,732	5,872
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	27,744	Monthly	416,239	(199)
Baxter International, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,745	Monthly	94,685	(1,726)
Baxter International, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	9,567	Monthly	521,218	(18,648)
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,185	Monthly	80,832	5,170
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	690	Monthly	47,272	3,250
Biogen, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,098	Monthly	310,948	14,982
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Bio-Rad Laboratories, Inc., Class A	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	506	Monthly	$ 177,725	$ (16,881)
Block, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	7,083	Monthly	425,165	30,158
Booking Holdings, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	143	Monthly	267,108	17,217
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,782	Monthly	66,824	6,592
Boston Properties, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,927	Monthly	430,256	8,194
Boyd Gaming Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	9,671	Monthly	558,447	38,341
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,663	Monthly	438,118	43,690
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,814	Monthly	140,488	8,084
Builders FirstSource, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	7,277	Monthly	448,430	20,621
Caesars Entertainment, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	10,612	Monthly	463,715	62,995
Camden Property Trust REIT	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,881	Monthly	217,129	43
Campbell Soup	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	7,614	Monthly	402,510	21,734
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,116	Monthly	311,928	22,449
Cardinal Health, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	3,113	Monthly	236,083	23,714
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	610	Monthly	46,278	1,260
Catalent Pharma Solutions, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	5,516	Monthly	362,496	(14,228)
Centene Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,016	Monthly	86,573	10,190
CH Robinson Worldwide, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	2,325	Monthly	226,995	3,121
Charter Communications, Inc., Class A	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,254	Monthly	461,014	72,175
Chevron Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,582	Monthly	466,704	50,202
Chubb Limited	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,688	Monthly	576,818	77,656
Chubb Limited	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,694	Monthly	363,910	19,384
Church & Dwight Co., Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	5,764	Monthly	427,169	(347)
Cisco Systems, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	12,151	Monthly	548,830	46,994
CME Group, Inc., Class A	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,398	Monthly	415,461	2,981
Coherent Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	6,478	Monthly	217,432	11,950
Colgate-Palmolive Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	268	Monthly	19,789	(157)
Comcast Corp., Class A	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	16,643	Monthly	528,249	16,168
Coterra Energy, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	14,803	Monthly	460,695	12,460
Crocs, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,710	Monthly	120,930	(9,748)
Crown Castle International Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,452	Monthly	459,900	36,523
CSX Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	15,273	Monthly	443,211	38,324
CSX Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	19,210	Monthly	557,750	16,988
CVS Health Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,198	Monthly	491,548	31,525
CVS Health Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,539	Monthly	145,616	5,736
Darling Ingredients, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,259	Monthly	177,139	3,222
DaVita, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,695	Monthly	269,755	(21,995)
Delta Air Lines, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	6,000	Monthly	203,580	(2,843)
Digital Realty Trust, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,963	Monthly	197,070	20,464
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
DISH Network Corp., Class A	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	3,418	Monthly	$ 50,961	$ (782)
Dollar General Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	915	Monthly	233,298	9,141
Dow, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,021	Monthly	140,839	4,108
DTE Energy Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,490	Monthly	166,899	7,469
DuPont de Nemours, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	452	Monthly	25,848	531
DXC Technology	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	4,488	Monthly	128,920	7,250
DXC Technology	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	7,653	Monthly	219,964	(290)
Ebay, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	7,996	Monthly	318,476	9,191
Elanco Animal Health, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	24,864	Monthly	328,210	21,637
Elastic N.V.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	955	Monthly	61,070	(559)
Emerson Electric Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	17	Monthly	1,471	110
Enbridge, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	558	Monthly	21,715	1,047
EQT Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	5,855	Monthly	244,848	10,734
Equitable Holdings, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	12,682	Monthly	387,777	38,769
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	249	Monthly	49,917	(1,303)
Eversource Energy	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	4,744	Monthly	361,782	16,238
Exelon Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,284	Monthly	203,601	5,610
Exelon Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	12,788	Monthly	493,057	18,622
Expedia Group, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,764	Monthly	351,723	(9,094)
Fair Isaac Corporation	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	950	Monthly	454,501	65,685
Fiserv, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	468	Monthly	48,070	2,510
Foot Locker, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,329	Monthly	105,365	(2,594)
Fox Corp., Class A	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	4,993	Monthly	144,108	(3,785)
Freeport-McMoRan, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	7,839	Monthly	248,164	22,824
General Dynamics Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	345	Monthly	85,968	7,398
General Electric Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	6,730	Monthly	523,513	29,800
General Motors Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	10,744	Monthly	421,456	46,100
Gilead Sciences, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,769	Monthly	217,204	26,143
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	36,115	Monthly	458,285	46,213
H&R Block, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	13,743	Monthly	564,710	32,718
H&R Block, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,952	Monthly	162,478	1,948
Halliburton Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	15,289	Monthly	556,376	97,859
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	11,513	Monthly	832,503	93,138
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,405	Monthly	173,981	15,203
Hasbro, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	1,022	Monthly	66,622	(2,577)
HCA Healthcare, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	418	Monthly	90,878	2,948
Healthpeak Properties, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	15,810	Monthly	375,075	23,619
Hologic, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	699	Monthly	47,392	904
Home Depot (The), Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	699	Monthly	206,288	8,548
Honeywell International, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,227	Monthly	250,270	37,238
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Hormel Foods Corp	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	396	Monthly	$ 18,334	$ 118
HP, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,177	Monthly	32,466	2,229
HP, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	17,094	Monthly	472,010	9,447
International Flavors & Fragrances, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,594	Monthly	155,358	16,829
International Paper Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	16,266	Monthly	546,554	10,264
Johnson & Johnson	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,264	Monthly	567,343	23,593
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	6,908	Monthly	399,302	30,821
Kellogg Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	5,204	Monthly	399,429	23,596
Kimberly-Clarke Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,696	Monthly	459,887	31,669
Kinder Morgan, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	28,778	Monthly	521,322	24,038
Kraft Heinz Foods Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,173	Monthly	198,913	6,653
Kraft Heinz Foods Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	12,016	Monthly	461,908	35,460
Kroger (The) Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	12,417	Monthly	586,378	20,789
Kroger (The) Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	9,829	Monthly	464,696	32,318
L Brands, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	15,549	Monthly	518,214	(13,562)
L Brands, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	8,860	Monthly	295,581	1,613
Laboratory Corporation of America Holdings	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	618	Monthly	136,940	9,945
Lam Research Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	929	Monthly	375,946	28,537
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	220	Monthly	18,968	163
LIncoln National Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	10,576	Monthly	569,259	53,785
LIncoln National Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	8,549	Monthly	455,714	15,783
Live Nation Entertainment, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	5,577	Monthly	443,866	5,179
Lockheed Martin Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,150	Monthly	559,238	102,331
Loews Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,356	Monthly	77,253	4,571
Loews Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	6,645	Monthly	378,797	7,674
Lowe's Cos., Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,843	Monthly	554,097	20,722
Macys, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	26,394	Monthly	550,081	34,814
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,482	Monthly	281,601	24,888
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	4,931	Monthly	560,103	10,494
Marriott International, Inc., Class A	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,542	Monthly	406,886	12,927
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	865	Monthly	139,568	4,556
Martin Marietta Materials, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	451	Monthly	151,448	7,302
Masco Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,253	Monthly	57,882	(3,239)
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,517	Monthly	413,079	53,474
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	340	Monthly	92,628	8,825
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	371	Monthly	101,124	6,400
McKesson Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	838	Monthly	325,846	31,247
McKesson Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,763	Monthly	686,272	17,901
Merck & Co., Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	845	Monthly	86,292	4,014
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
MGM Resorts International	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	28,042	Monthly	$ 996,578	$ 92,224
Molson Coors Beverage Co., Class B	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,862	Monthly	93,721	1,763
Mosaic (The) Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,754	Monthly	201,718	4,671
MSCI, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	351	Monthly	164,487	22,023
Murphy Oil USA, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	809	Monthly	254,248	22,204
NetApp, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	6,661	Monthly	460,754	47,372
Newell Brands, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,254	Monthly	45,191	(4,628)
Newmont Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	22,122	Monthly	935,938	5,044
Norfolk Southern Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	712	Monthly	162,244	6,245
Norfolk Southern Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,359	Monthly	538,632	34,046
Northrop Grumman Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	353	Monthly	193,629	25,922
Northrop Grumman Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	105	Monthly	57,631	2,405
Nucor Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,326	Monthly	436,848	(11,331)
Nutrien ltd.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,933	Monthly	163,087	3,595
Occidental Petroleum Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,303	Monthly	94,482	5,479
Occidental Petroleum Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	6,506	Monthly	472,183	11,363
Olin Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,196	Monthly	169,228	(866)
Olin Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	4,752	Monthly	251,599	8,603
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,102	Monthly	79,920	8,554
Otis Worldwide Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,883	Monthly	414,989	34,065
Ovintiv, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	6,834	Monthly	346,050	6,400
Owens Corning	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	5,044	Monthly	431,697	(6,677)
Packaging Corp. Of America	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	8,112	Monthly	974,286	33,781
Parker-Hannifin Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	797	Monthly	231,398	22,600
PBF Energy, Inc., Class A	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	10,068	Monthly	445,108	27,387
Penn National Gaming, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	11,645	Monthly	385,352	27,152
Pfizer, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	20,509	Monthly	954,430	20,450
PTC Therapeutics, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,836	Monthly	451,617	35,833
Public Storage	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,490	Monthly	461,409	27,313
Qorvo, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,201	Monthly	189,190	16,165
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,994	Monthly	429,677	46,655
Range Resources Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	15,095	Monthly	429,807	27,137
Salesforce.com, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	295	Monthly	47,924	4,506
SBA Communications Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,709	Monthly	460,872	29,102
Seagate Technology, LLC	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	7,507	Monthly	372,526	(33,216)
Sealed Air Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,776	Monthly	84,543	840
Sempra Energy	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,171	Monthly	478,212	18,829
Skyworks Solutions, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	498	Monthly	42,657	2,239
SM Energy Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	9,924	Monthly	445,712	12,033
Southwest Airlines Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	15,943	Monthly	579,053	57,398
Southwest Airlines Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	7,766	Monthly	285,404	23,534
Southwestern Energy	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	48,536	Monthly	336,246	13,927
Steel Dynamics, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	214	Monthly	20,127	(812)
Steris, PLC	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,656	Monthly	459,834	23,856
Stryker Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	41	Monthly	9,391	550
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Sysco Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	4,603	Monthly	$ 398,326	$ 23,136
Tapestry, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	5,784	Monthly	183,072	1,628
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	122	Monthly	8,325	263
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	7,465	Monthly	510,263	14,626
TC Energy Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	8,933	Monthly	391,688	33,832
Teleflex, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,378	Monthly	295,410	16,999
Thor Industries, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	5,457	Monthly	444,183	11,379
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,423	Monthly	104,218	(2,224)
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,625	Monthly	69,986	1,899
Transocean Ltd.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	16,497	Monthly	60,701	564
Tyson Foods, Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	4,999	Monthly	341,244	16,596
Uber Technologies, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	14,988	Monthly	398,024	(8,392)
UDR, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	938	Monthly	37,240	1,071
Union Pacific Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	962	Monthly	189,396	2,858
Union Pacific Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,804	Monthly	552,633	10,087
United Parcel Service, Inc., Class B	U.S. Fed Funds	2/27/2023	Goldman Sachs	1,021	Monthly	171,122	2,943
Valero Energy Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,390	Monthly	425,413	33,868
Valero Energy Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	4,499	Monthly	564,691	(16,670)
Ventas, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	7,710	Monthly	301,614	15,265
Verizon Communications, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,529	Monthly	92,177	1,209
VF Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	7,871	Monthly	222,219	(5,080)
Visa, Inc., Class A	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,534	Monthly	317,499	33,325
Voya Financial, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	4,104	Monthly	280,310	17,408
Voya Financial, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,557	Monthly	174,751	7,344
Vulcan Materials Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	488	Monthly	79,819	3,894
Walgreen Boots Alliance, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,564	Monthly	57,054	2,799
Walt Disney (The) Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	5,345	Monthly	570,664	26,970
Waste Connections, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,138	Monthly	281,973	(825)
Westlake Chemical Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	987	Monthly	95,233	3,768
WestRock Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,065	Monthly	104,247	7,975
WestRock Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	13,391	Monthly	455,702	22,102
WestRock Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	13,863	Monthly	472,049	13,183
Weyerhaeuser Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	33,303	Monthly	1,029,789	28,701
Whirlpool Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	784	Monthly	108,279	(2,194)
Williams (The) Cos., Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	1,523	Monthly	49,806	4,177
Williams (The) Cos., Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	9,469	Monthly	309,846	14,168
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	913	Monthly	59,968	8,356
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Xcel Energy, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	375	Monthly	$ 24,410	$ 1,317
Xerox Holdings Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	12,315	Monthly	180,661	(15,271)
Yum Brands, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	4,634	Monthly	547,552	36,296
Zoetis , Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	153	Monthly	23,069	693
ZoomInfo Technologies, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	505	Monthly	22,481	34
Total (Cost $69,388,125)				1,415,762		$73,136,865	$3,748,740

Short Contracts for Difference at October 31, 2022: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
3M Co.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,479)	Monthly	$ (186,006)	$ (9,691)
Advanced Auto Parts, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(233)	Monthly	(44,243)	(2,266)
Advanced Drainage Systemc, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(585)	Monthly	(67,731)	5,757
Advanced Micro Devices, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(9,347)	Monthly	(561,250)	(12,581)
AES (The) Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(21,074)	Monthly	(550,521)	(30,415)
AES (The) Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(17,036)	Monthly	(445,625)	(26,540)
Air Products & Chemicals, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(807)	Monthly	(201,989)	(10,440)
Albemarle Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,602)	Monthly	(448,248)	(14,795)
Allstate Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(486)	Monthly	(61,343)	(656)
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(24,999)	Monthly	(688,431)	50,043
Altria Group, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	(1,052)	Monthly	(48,664)	(893)
Amazon.com, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(2,575)	Monthly	(263,733)	30,021
Amcor, PLC	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(10,641)	Monthly	(123,194)	(2,951)
American Airlines Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(893)	Monthly	(12,648)	(1,700)
American Homes 4 Rent, L.P.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(605)	Monthly	(19,298)	14
Aptiv PLC	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(4,084)	Monthly	(371,844)	(10,083)
Ashland Global Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(721)	Monthly	(75,554)	(7,701)
Ashland Global Holdings, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,478)	Monthly	(155,023)	(5,967)
Assurant, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(2,870)	Monthly	(389,815)	42,436
Avis Budget Group, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(1,228)	Monthly	(290,198)	(67,488)
Baker Hughes Co., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(6,309)	Monthly	(174,314)	(33,939)
Baker Hughes Co., Class A	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(10,597)	Monthly	(293,047)	(16,147)
Ball Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(10,521)	Monthly	(518,904)	(8,678)
Ball Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(8,062)	Monthly	(398,087)	95
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds	2/8/2023	JPMorgan Chase	(102)	Monthly	$ (30,099)	$ 75
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(1,504)	Monthly	(443,503)	(26,774)
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(4,456)	Monthly	(634,338)	(27,921)
Booz Allen Hamilton Holding Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(3,433)	Monthly	(373,391)	(42,347)
Boston Scientific Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,497)	Monthly	(64,454)	(5,233)
Boston Scientific Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(11,809)	Monthly	(508,970)	(25,037)
Broadcom, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(215)	Monthly	(101,003)	(7,555)
Broadridge Financial Solutions, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(333)	Monthly	(49,913)	(2,364)
Brookfield Asset Management Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(7,326)	Monthly	(289,782)	(5,313)
Brookfield Asset Management Inc., Class A	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(2,579)	Monthly	(102,131)	(3,871)
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(7,513)	Monthly	(441,583)	27,707
Bunge Ltd.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(4,581)	Monthly	(452,037)	(34,662)
Canadian Natural Resources Ltd.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	(2,972)	Monthly	(178,100)	(3,852)
Capital One Financial Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(5,207)	Monthly	(551,918)	(43,923)
Carlisle Companies, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,276)	Monthly	(304,617)	49,039
Carnival Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(15,066)	Monthly	(136,468)	(12,626)
Caterpillar, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(2,629)	Monthly	(568,939)	(66,011)
Celanese Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,379)	Monthly	(132,543)	(2,708)
Cenovus Energy, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,987)	Monthly	(60,331)	(1,468)
Charles River Laboratories International, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(241)	Monthly	(51,141)	(2,736)
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,358)	Monthly	(499,101)	(41,360)
Ciena Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(4,371)	Monthly	(209,253)	(27,053)
Ciena Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,787)	Monthly	(85,579)	(7,505)
Clarivate PLC	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(8,415)	Monthly	(86,793)	(8,954)
Cleveland Cliffs, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(18,096)	Monthly	(234,681)	43,092
Cleveland Cliffs, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(29,395)	Monthly	(381,739)	70,415
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(7,082)	Monthly	(259,584)	(19,575)
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(3,206)	Monthly	(117,572)	(7,767)
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(10,503)	Monthly	(385,367)	(17,762)
ConocoPhillips	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,674)	Monthly	(462,668)	(38,027)
ConocoPhillips	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(3,416)	Monthly	(430,515)	(15,499)
Corteva, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(8,586)	Monthly	(560,293)	(38,607)
D.R. Horton, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(13,532)	Monthly	(1,040,110)	(77,037)
Danaher Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,475)	Monthly	(371,135)	78
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Darden Restaurants, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(247)	Monthly	$ (35,348)	$ (2,250)
Deere & Co.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(2,078)	Monthly	(822,325)	(19,535)
Dell Technologies, Inc., Class C	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(19,007)	Monthly	(728,472)	(73,301)
Dentsply Sirona, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(14,559)	Monthly	(448,606)	(18,970)
Devon Energy Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(7,507)	Monthly	(579,944)	(65,189)
Diamondback Energy, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(1,553)	Monthly	(243,818)	(27,237)
Diamondback Energy, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,348)	Monthly	(211,730)	(5,136)
Dick's Sporting Goods, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,929)	Monthly	(219,393)	1,130
Discovery, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(27,659)	Monthly	(359,567)	(6,327)
Dollar Tree, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(122)	Monthly	(19,337)	18
Dominion Energy, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(6,749)	Monthly	(472,121)	(26,619)
Eastman Chemical Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	(2,893)	Monthly	(222,040)	(8,132)
Ecolab, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(2,003)	Monthly	(314,535)	(17,230)
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(13,387)	Monthly	(521,055)	(22,107)
Entegris, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(2,364)	Monthly	(187,403)	(8,992)
EOG Resources, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(145)	Monthly	(19,792)	(580)
Equifax, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(241)	Monthly	(40,804)	(1,323)
Equity Residential	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(5,699)	Monthly	(359,151)	6,732
Equity Residential	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(323)	Monthly	(20,355)	365
Expedia Group, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(530)	Monthly	(49,523)	1,268
Extra Space Storage, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,335)	Monthly	(236,580)	(12,006)
FedEx Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	(424)	Monthly	(67,959)	28
FirstEnergy Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(7,271)	Monthly	(274,134)	(5,689)
FMC Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,032)	Monthly	(122,679)	(2,849)
Ford Motor Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(33,178)	Monthly	(443,590)	(59,980)
Ford Motor Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(43,474)	Monthly	(580,836)	(66,539)
Fortune Brands Home & Security, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(5,692)	Monthly	(342,898)	(16,632)
Freeport-McMoRan, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(13,522)	Monthly	(428,512)	(8,654)
Gap (The), Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(41,628)	Monthly	(468,787)	(51,675)
Gap (The), Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(40,287)	Monthly	(453,933)	(28,502)
General Mills, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(6,354)	Monthly	(518,235)	(25,037)
General Motors Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(10,790)	Monthly	(422,966)	(76,715)
Global Payments, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(3,597)	Monthly	(410,886)	5,143
Halliburton Co.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(4,964)	Monthly	(180,753)	(8,308)
HCA Healthcare, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(2,070)	Monthly	(449,843)	(22,781)
Hess Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,168)	Monthly	(446,366)	(53,027)
Hess Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(3,920)	Monthly	(552,894)	(18,755)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(125)	Monthly	(16,865)	(536)
Honeywell International, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,089)	Monthly	(222,178)	(18,644)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(20,730)	Monthly	(391,094)	(30,807)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(19,047)	Monthly	$ (359,533)	$ (18,591)
Howmet Aerospace Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(5,677)	Monthly	(201,668)	(14,724)
Howmet Aerospace Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(6,568)	Monthly	(233,437)	(930)
Illumina, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,959)	Monthly	(446,679)	(56,525)
Intel Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(6,116)	Monthly	(173,760)	(11,810)
Intercontinental Exchange, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(177)	Monthly	(16,912)	(408)
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(3,295)	Monthly	(455,375)	(50,604)
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(3,873)	Monthly	(535,494)	(20,349)
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(8,011)	Monthly	(400,809)	(35,828)
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(11,690)	Monthly	(585,152)	(27,656)
JM Smucker (The) Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(312)	Monthly	(46,971)	(3,300)
Johnson Controls International PLC	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(897)	Monthly	(51,871)	(2,581)
Juniper Networks, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(9,175)	Monthly	(280,716)	(12,166)
Keurig Dr Pepper, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(7,566)	Monthly	(293,643)	(8,088)
Kinder Morgan, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,717)	Monthly	(49,202)	(1,654)
Kohls Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(10,237)	Monthly	(306,369)	(19,221)
Kohls Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(14,916)	Monthly	(446,668)	(15,148)
Lamb Weston Holdings, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(6,824)	Monthly	(587,904)	(10,934)
Las Vegas Sands Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(9,349)	Monthly	(355,089)	(21,423)
Las Vegas Sands Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(845)	Monthly	(32,111)	(2,494)
Lennar Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,529)	Monthly	(123,281)	(3,774)
Lennar Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(6,273)	Monthly	(506,119)	(39,157)
Lithia Motors, Inc., Class A	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,182)	Monthly	(432,052)	10,064
Lumen Technologies, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(78,048)	Monthly	(574,003)	(37,033)
Lumen Technologies, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(27,167)	Monthly	(199,920)	(13,336)
Marathon Petroleum Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(3,522)	Monthly	(107,220)	(3,427)
Marvell Technology, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(5,605)	Monthly	(222,355)	(7,179)
Medical Properties Trust, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(38,602)	Monthly	(441,404)	(17,554)
Metlife, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(7,624)	Monthly	(558,013)	(29,060)
MGIC Investment Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(5,643)	Monthly	(76,970)	(4,965)
MGIC Investment Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(7,420)	Monthly	(101,260)	(7,026)
Micron Technology, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(8,044)	Monthly	(434,436)	(2,393)
Molina Healthcare, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(1,009)	Monthly	(362,090)	(6,458)
Mondelez International, Inc., Class A	U.S. Fed Funds	2/27/2023	Goldman Sachs	(7,519)	Monthly	(462,282)	(30,391)
Mondelez International, Inc., Class A	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,883)	Monthly	(115,740)	(5,133)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Moodys Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(358)	Monthly	$ (94,803)	$ (7,100)
Motorola Solutions, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,802)	Monthly	(449,951)	(46,268)
Motorola Solutions, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(2,327)	Monthly	(580,944)	(33,983)
Murphy Oil Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,409)	Monthly	(116,745)	(14,724)
Netflix, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,256)	Monthly	(366,031)	(96,883)
Netflix, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(1,002)	Monthly	(292,199)	(46,609)
NextEra Energy, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(7,187)	Monthly	(556,866)	(30,203)
Nordstrom, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(26,869)	Monthly	(546,102)	(29,411)
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds + (0.57)%	2/8/2023	JPMorgan Chase	(3,368)	Monthly	(56,782)	(17,612)
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(10,636)	Monthly	(179,603)	(16,766)
NRG Energy, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,201)	Monthly	(141,916)	(10,482)
NRG Energy, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(8,207)	Monthly	(364,281)	(11,462)
Onemain Holdings, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(15,076)	Monthly	(581,364)	(80,238)
Oneok, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(3,531)	Monthly	(209,425)	(10,594)
Oracle Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(1,509)	Monthly	(117,414)	(16,281)
Oracle Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(906)	Monthly	(70,716)	(4,650)
Ovintiv, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(4,822)	Monthly	(244,212)	(1,328)
PayPal Holdings, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(5,053)	Monthly	(421,988)	5,799
Philip Morris International, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(4,910)	Monthly	(450,648)	(30,499)
Pioneer Natural Resources Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,106)	Monthly	(539,588)	(25,619)
Pioneer Natural Resources Co.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(846)	Monthly	(216,876)	9,175
PPG Industries, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(3,472)	Monthly	(396,118)	(2,706)
Procter & Gamble (The) Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(2,782)	Monthly	(374,575)	(24,845)
Progressive Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(1,530)	Monthly	(196,335)	(11,908)
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(5,297)	Monthly	(557,127)	(49,198)
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(9,270)	Monthly	(370,290)	(4,022)
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(7,585)	Monthly	(303,255)	(15,329)
Quanta Services, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,281)	Monthly	(465,466)	(40,253)
Radian Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(10,661)	Monthly	(222,217)	(16,566)
Raymond James Financial, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(3,290)	Monthly	(388,428)	(53,728)
Raytheon Technologies Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	(1,228)	Monthly	(116,439)	(3)
Ross Stores, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(4,845)	Monthly	(463,618)	(55,621)
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(14,405)	Monthly	(768,516)	(92,346)
S&P Global, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(40)	Monthly	(12,834)	(1,045)
Schlumberger Ltd.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(8,945)	Monthly	(464,893)	(91,350)
Semiconductor Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(199)	Monthly	(12,206)	799
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(8)	Monthly	(1,799)	(126)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(2,513)	Monthly	$ (565,373)	$ (31,285)
Simon Property Group, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(5,270)	Monthly	(573,907)	(51,386)
Simon Property Group, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(2,560)	Monthly	(278,941)	(13,093)
Southern (The) Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(5,101)	Monthly	(333,567)	(8,939)
Southern (The) Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,057)	Monthly	(134,587)	(2,363)
Southern Copper Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,251)	Monthly	(58,746)	(1,425)
Stanley Black & Decker, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(2,239)	Monthly	(175,699)	(5,669)
Stellantis N.V.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(7,560)	Monthly	(102,150)	(5,751)
Sun Communities, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(99)	Monthly	(13,347)	(1,628)
Synchrony Financial	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(12,053)	Monthly	(428,386)	(34,126)
Target Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(5,094)	Monthly	(836,689)	(65,933)
TC Energy Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(2,058)	Monthly	(90,366)	(3,004)
Teck Resources Ltd., Class B	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(28,269)	Monthly	(859,257)	41,676
Teck Resources Ltd., Class B	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(376)	Monthly	(11,435)	909
Teledyne Technologies, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(1,168)	Monthly	(464,522)	(65,825)
Tenet Healthcare Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,877)	Monthly	(83,166)	11,083
Tenet Healthcare Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(7,038)	Monthly	(312,160)	(23,966)
Tesla, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(2,551)	Monthly	(580,007)	(20,445)
Thermo Fisher Scientific, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(451)	Monthly	(231,785)	(5,920)
T-Mobile US, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,795)	Monthly	(271,727)	(26,088)
T-Mobile US, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,898)	Monthly	(287,588)	(23,159)
Tractor Supply Company	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(161)	Monthly	(35,375)	(1,914)
Trane Technologies PLC	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,730)	Monthly	(276,160)	(21,314)
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(553)	Monthly	(317,993)	(29,001)
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(406)	Monthly	(233,560)	(20,162)
Twilio Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(5,894)	Monthly	(438,000)	(34,909)
United Airlines Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(13,319)	Monthly	(573,398)	(92,582)
United Parcel Service, Inc., Class B	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,118)	Monthly	(187,383)	(9,162)
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(173)	Monthly	(54,551)	(6,499)
United Rentals North America, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(1,126)	Monthly	(355,230)	(31,122)
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(67)	Monthly	(21,148)	(1,669)
United States Steel Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(25,759)	Monthly	(523,773)	(22,760)
United States Steel Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(4,098)	Monthly	(83,354)	(2,828)
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(167)	Monthly	(92,596)	(9,128)
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(190)	Monthly	(105,376)	(6,219)
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(98)	Monthly	(53,870)	(793)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Universal Health Services, Inc., Class B	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,221)	Monthly	$ (257,291)	$ (20,471)
Verizon Communications, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(8,217)	Monthly	(306,808)	(1,652)
ViacomCBS, Inc., Class B	U.S. Fed Funds	2/8/2023	JPMorgan Chase	(3,786)	Monthly	(69,359)	(289)
ViacomCBS, Inc., Class B	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	(22,663)	Monthly	(415,186)	18,464
Viatris, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(19,023)	Monthly	(192,659)	(11,370)
VICI Properties, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(14,384)	Monthly	(460,473)	(30,535)
Vistra Operations Co. LLC	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(30,130)	Monthly	(691,514)	(27,750)
Walmart, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,231)	Monthly	(317,453)	(24,367)
Walt Disney (The) Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(1,496)	Monthly	(159,204)	(13,598)
Western Digital Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(12,670)	Monthly	(435,468)	6,969
Whirlpool Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,585)	Monthly	(219,060)	(8,414)
Willis Towers Watson, PLC	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(90)	Monthly	(19,639)	124
Workday, Inc., Class A	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(407)	Monthly	(63,405)	(3,189)
Zimmer Biomet Holdings, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(270)	Monthly	(30,604)	(1,166)
Total (Cost $62,267,071)				(1,469,128)		$(65,869,041)	$(3,601,970)

Interest Rate Swap Contracts outstanding at October 31, 2022: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
8.72% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/8/2028	MXN	6,400,000	$ 5,407	$ —	$ 5,407
8.91% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/8/2028	MXN	6,960,000	3,362	—	3,362
9.00% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/8/2028	MXN	7,220,000	2,231	—	2,231
9.07% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/8/2028	MXN	4,710,000	863	—	863
1-Day CHF SARON (Annually)	2.06% (Annually)	3/15/2028	CHF	640,000	10,034	—	10,034
1-Day CHF SARON (Annually)	1.56% (Annually)	3/15/2028	CHF	230,000	(1,898)	645	(2,543)
1-Day CHF SARON (Annually)	2.10% (Annually)	3/15/2028	CHF	210,000	3,649	—	3,649
1-Day GBP Sterling Overnight Index Average Rate (Annually)	5.26% (Annually)	3/15/2028	GBP	300,000	14,663	—	14,663
1-Day GBP Sterling Overnight Index Average Rate (Annually)	4.50% (Annually)	3/15/2028	GBP	290,000	3,245	—	3,245
1-Day GBP Sterling Overnight Index Average Rate (Annually)	5.31% (Annually)	3/15/2028	GBP	190,000	9,769	—	9,769
1-Day GBP Sterling Overnight Index Average Rate (Annually)	4.68% (Annually)	3/15/2028	GBP	30,000	604	—	604
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at October 31, 2022: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR (Annually)	3.35% (Annually)	3/15/2028	USD	350,000	$ (9,584)	$ —	$ (9,584)
1-Day USD SOFR (Annually)	3.30% (Annually)	3/15/2028	USD	340,000	(10,002)	—	(10,002)
1-Day USD SOFR (Annually)	3.73% (Annually)	3/15/2028	USD	260,000	(2,703)	—	(2,703)
1-Day USD SOFR (Annually)	4.03% (Annually)	3/15/2028	USD	260,000	726	—	726
1-Day USD SOFR (Annually)	3.79% (Annually)	3/15/2028	USD	210,000	(1,636)	—	(1,636)
2.52% (Quarterly)	1-Day THB THBRO (Quarterly)	3/15/2028	THB	3,920,000	2,044	—	2,044
2.60% (Quarterly)	1-Day THB THBRO (Quarterly)	3/15/2028	THB	2,390,000	1,022	—	1,022
2.80% (Quarterly)	1-Day THB THBRO (Quarterly)	3/15/2028	THB	2,520,000	425	—	425
3.01% (Semi-Annually)	1-Day SGD SORA (Semi-Annually)	3/15/2028	SGD	1,705,000	37,164	—	37,164
3.02% (Semi-Annually)	1-Day SGD SORA (Semi-Annually)	3/15/2028	SGD	155,000	3,329	—	3,329
3.11% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	3,330,000	1,583	222	1,361
3.23% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	2,110,000	(450)	—	(450)
3.24% (Semi-Annually)	1-Day SGD SORA (Semi-Annually)	3/15/2028	SGD	320,000	4,622	—	4,622
3.29% (Annually)	1-Day USD SOFR (Annually)	3/15/2028	USD	320,000	9,668	8,229	1,439
3.29% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	2,600,000	(619)	—	(619)
3.31% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	2,910,000	(932)	—	(932)
3.34% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	2,380,000	(850)	—	(850)
3.34% (Semi-Annually)	6M NOK NIBOR (Semi-Annually)	3/15/2028	NOK	1,880,000	3,587	—	3,587
3.38% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	4,420,000	(2,809)	—	(2,809)
3.40% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	2,410,000	(1,707)	—	(1,707)
3.44% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	2,910,000	(2,510)	—	(2,510)
3.51% (Semi-Annually)	1-Day SGD SORA (Semi-Annually)	3/15/2028	SGD	260,000	1,535	—	1,535
3.53% (Semi-Annually)	1-Day SGD SORA (Semi-Annually)	3/15/2028	SGD	360,000	1,850	—	1,850
3.57% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/15/2028	CAD	270,000	1,049	(82)	1,131
3.60% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/15/2028	CAD	1,270,000	3,927	(3,136)	7,063
3.83% (Semi-Annually)	6M NOK NIBOR (Semi-Annually)	3/15/2028	NOK	880,000	(165)	328	(493)
3.93% (Semi-Annually)	6M NOK NIBOR (Semi-Annually)	3/15/2028	NOK	800,000	(501)	—	(501)
3M CAD CIDOR (Semi-Annually)	3M CAD CIDOR% (Semi-Annually)	3/15/2028	CAD	310,000	1,148	123	1,025
3M KRW KSDA (Quarterly)	4.23% (Quarterly)	3/15/2028	KRW	370,800,000	1,614	—	1,614
3M KRW KSDA (Quarterly)	4.18% (Quarterly)	3/15/2028	KRW	332,530,000	891	—	891
3M KRW KSDA (Quarterly)	4.43% (Quarterly)	3/15/2028	KRW	189,119,000	1,983	—	1,983
3M KRW KSDA (Quarterly)	4.38% (Quarterly)	3/15/2028	KRW	81,051,000	734	—	734
3M KRW KWCDC (Quarterly)	4.15% (Quarterly)	3/15/2028	KRW	368,830,000	636	—	636
3M KRW KWCDC (Quarterly)	4.24% (Quarterly)	3/15/2028	KRW	345,870,000	1,577	—	1,577
3M KRW KWCDC (Quarterly)	4.32% (Quarterly)	3/15/2028	KRW	150,975,000	1,078	—	1,078
3M KRW KWCDC (Quarterly)	4.35% (Quarterly)	3/15/2028	KRW	150,975,000	1,232	—	1,232
3M KRW KWCDC (Quarterly)	4.23% (Quarterly)	3/15/2028	KRW	65,390,000	273	—	273
3M ZAR JIBAR (Quarterly)	8.73% (Quarterly)	3/15/2028	ZAR	4,430,000	(279)	—	(279)
3M ZAR JIBAR (Quarterly)	8.65% (Quarterly)	3/15/2028	ZAR	3,990,000	(988)	—	(988)
3M ZAR JIBAR (Quarterly)	8.57% (Quarterly)	3/15/2028	ZAR	3,390,000	(1,458)	—	(1,458)
4.31% (Quarterly)	3M HKD HIBOR (Quarterly)	3/15/2028	HKD	890,000	1,229	—	1,229
4.34% (Quarterly)	3M HKD HIBOR (Quarterly)	3/15/2028	HKD	890,000	1,078	—	1,078
4.46% (Quarterly)	3M HKD HIBOR (Quarterly)	3/15/2028	HKD	1,620,000	864	—	864
4.48% (Quarterly)	3M HKD HIBOR (Quarterly)	3/15/2028	HKD	1,810,000	761	—	761
4.96% (Semi-Annually)	6M CZK PRBOR (Semi-Annually)	3/15/2028	CZK	3,380,000	4,868	—	4,868
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at October 31, 2022: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6M ASX BBSW (Semi-Annually)	4.42% (Semi-Annually)	3/15/2028	AUD	254,304	$ 313	$ —	$ 313
6M ASX BBSW (Semi-Annually)	4.28% (Semi-Annually)	3/15/2028	AUD	245,000	(722)	—	(722)
6M ASX BBSW (Semi-Annually)	4.26% (Semi-Annually)	3/15/2028	AUD	245,000	(789)	—	(789)
6M ASX BBSW (Semi-Annually)	4.39% (Semi-Annually)	3/15/2028	AUD	155,000	68	—	68
6M ASX BBSW (Semi-Annually)	4.50% (Semi-Annually)	3/15/2028	AUD	116,850	398	—	398
6M ASX BBSW (Semi-Annually)	4.44% (Semi-Annually)	3/15/2028	AUD	99,305	175	—	175
6M ASX BBSW (Semi-Annually)	4.43% (Semi-Annually)	3/15/2028	AUD	94,541	144	—	144
6M ASX BBSW (Semi-Annually)	4.03% (Semi-Annually)	3/15/2028	AUD	60,000	(592)	—	(592)
6M EUR EURIBOR (Semi-Annually)	2.44% (Annually)	3/15/2028	EUR	760,000	(19,513)	2,029	(21,542)
6M EUR EURIBOR (Semi-Annually)	2.90% (Annually)	3/15/2028	EUR	240,000	(1,090)	—	(1,090)
6M EUR EURIBOR (Semi-Annually)	3.23% (Annually)	3/15/2028	EUR	200,000	2,006	—	2,006
7.54% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/15/2028	PLN	400,000	(90)	—	(90)
7.63% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/15/2028	PLN	850,000	(826)	—	(826)
Total					$ 86,715	$ 8,358	$ 78,357

Credit Default Swap Contracts outstanding - Sell Protection as of October 31, 2022: Exchange Traded

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount(1)	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 39 (Pay Quarterly)	0.90%	1.00%	12/20/2027	USD	4,200,000	$23,686	$6,141	$17,545
Total						$23,686	$6,141	$17,545

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Inflation Swap Contracts outstanding at October 31, 2022: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.05% (At Maturity)	1-Day EUR CPTFE (At Maturity)	2/15/2032	EUR	350,000	$35,201	$495	$34,706
2.74% (At Maturity)	1-Day EUR CPTFE (At Maturity)	6/15/2032	EUR	390,000	1,187	—	1,187
Total					$36,388	$495	$35,893
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$ 3,365,725	$ —	$ 3,365,725
Common Stocks	68,009,305	8,890,246	—	76,899,551
Convertible Bonds	—	89,693,416	—	89,693,416
Convertible Preferred Stocks	4,284,350	1,959,638	—	6,243,988
Corporate Bonds	—	46,415,180	—	46,415,180
Foreign Issuer Bonds	—	9,332,631	—	9,332,631
Mortgage-Backed Securities	—	71,990,260	—	71,990,260
Preferred Stocks	3,935,293	—	—	3,935,293
Rights	—	—	15,200	15,200
Warrants	15	—	—	15
Investment Companies	1,918,097	—	—	1,918,097
Short-Term Investments	24,559,555	29,323,644	—	53,883,199
Purchased Options	1,074,219	—	—	1,074,219
Total Assets – Investments at value	$103,780,834	$260,970,740	$15,200	$364,766,774
Liabilities:
Common Stocks	$ (26,598,214)	$ —	$ —	$ (26,598,214)
Mortgage-Backed Securities	—	(5,406,430)	—	(5,406,430)
Investment Companies	(290,992)	—	—	(290,992)
Total Liabilities – Investments at value	$ (26,889,206)	$ (5,406,430)	$ —	$ (32,295,636)
Net Investments	$ 76,891,628	$255,564,310	$15,200	$332,471,138
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$ 942,320	$ —	$—	$ 942,320
Forward Foreign Currency Exchange Contracts	—	184,753	—	184,753
Contracts for Difference	—	73,136,865	—	73,136,865
Swap Agreements	—	209,502	—	209,502
Total Assets - Derivative Financial Instruments	$ 942,320	$ 73,531,120	$—	$ 74,473,440
Liabilities:
Futures Contracts	$ (61,105)	$ —	$—	$ (61,105)
Forward Foreign Currency Exchange Contracts	—	(53,425)	—	(53,425)
Written Options	(398,574)	—	—	(398,574)
Contracts for Difference	—	(65,869,041)	—	(65,869,041)
Swap Agreements	—	(62,713)	—	(62,713)
Total Liabilities - Derivative Financial Instruments	$(459,679)	$(65,985,179)	$—	$(66,444,858)
Net Derivative Financial Instruments	$ 482,641	$ 7,545,941	$—	$ 8,028,582
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Statements of Assets and Liabilities
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Assets
Investments in non-affiliates, at value*	$1,389,337,100	$784,884,437	$210,073,821	$733,191,810	$324,775,544
Foreign currencies, at value	72,743	349,725	160,133	1,703,885	—
Due from broker	—	—	1,484,069	15,394,467	—
Receivable from Adviser	44,778	64,266	—	148,669	30,148
Receivable for:
Dividends and interest	992,076	1,641,062	1,545,932	3,786,056	4,127,779
Securities lending income	7,651	8,153	3,634	4,938	—
Foreign tax reclaims	128,487	1,189,309	428,260	20,198	—
Investments sold	5,021,312	816,510	557,290	143,066,891	—
Fund shares sold	336,043	311,547	39,013	210,923	95,699
Variation margin on futures contracts	—	—	—	381,696	—
Variation margin on exchange traded swap agreements	—	—	33,617	353,471	—
Unrealized appreciation on OTC swap agreements and contracts for differences	—	—	—	27,547	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	127,211	504,137	—
Upfront premiums paid on swap agreements	—	—	37,603	833,015	—
Prepaid expenses and other assets	34,808	34,978	18,555	34,158	20,574
Total assets	1,395,974,998	789,299,987	214,509,138	899,661,861	329,049,744
Liabilities
Investments sold short, at value	—	—	—	19,695,136	—
Written options, at value	—	—	—	1,944,763	—
Due to broker	—	—	341,931	10,319,774	—
Unrealized depreciation on OTC swap agreements and contracts for differences	—	—	—	36,361	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	56,372	445,738	—
Payable for:
Dividends on short sales	—	—	—	57,485	—
Investments purchased on a delayed-delivery basis	—	—	450,130	135,887,601	902,950
Investments purchased	6,232,427	708,179	1,162,952	1,613,889	—
Fund shares redeemed	1,194,875	500,625	319,017	521,481	289,164
Variation margin on futures contracts	—	—	217,106	1,069,936	—
Variation margin on exchange traded swap agreements	—	—	—	247,764	—
Deferred capital gains tax	—	142,997	24,963	—	—
Collateral for securities lending	14,851,612	27,507,191	5,391,198	8,699,041	—
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Statements of Assets and Liabilities (continued)
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Upfront premiums received from swap agreements	—	—	86	210,213	—
Accrued management fees	753,167	531,261	60,988	272,585	124,250
Accrued trustee fees	33,854	19,442	5,128	18,237	8,157
Accrued expenses	409,469	338,308	126,182	394,875	136,992
Total liabilities	23,475,404	29,748,003	8,156,053	181,434,879	1,461,513
Net assets	$1,372,499,594	$ 759,551,984	$206,353,085	$ 718,226,982	$327,588,231
Analysis of net assets:
Paid in capital	$1,213,044,247	$ 905,728,164	$237,910,414	$ 896,004,554	$364,583,754
Distributable earnings (loss)	159,455,347	(146,176,180)	(31,557,329)	(177,777,572)	(36,995,523)
Net assets	$1,372,499,594	$ 759,551,984	$206,353,085	$ 718,226,982	$327,588,231
Shares outstanding:	126,742,119	92,136,440	23,417,799	84,079,388	34,642,050
Net asset value, offering price and redemption price per share:	$ 10.83	$ 8.24	$ 8.81	$ 8.54	$ 9.46
Investments in non-affiliates, at cost	$1,324,199,544	$ 941,587,961	$231,430,169	$ 840,625,912	$359,031,245
Foreign currencies, at cost	$ 72,864	$ 358,233	$ 161,857	$ 1,708,211	$ —
Investments sold short proceeds	$ —	$ —	$ —	$ 19,785,272	$ —
Written option premiums	$ —	$ —	$ —	$ 1,723,686	$ —
*Market value of securities on loan	$ 50,373,307	$ 34,056,231	$ 5,953,717	$ 11,234,902	$ —
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Statements of Assets and Liabilities (continued)
	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Assets
Investments in non-affiliates, at value*	$145,994,279	$154,165,835	$197,140,618	$364,766,774
Cash	—	—	—	17,909,909
Foreign currencies, at value	—	235,407	2,737	780,848
Due from broker	—	721,048	—	11,373,620
Receivable from Adviser	29,851	48,124	—	54,968
Receivable for:
Dividends and interest	345,780	2,130,893	188,384	1,489,255
Securities lending income	3,124	—	11,452	—
Foreign tax reclaims	—	79,994	30,864	5,531
Investments sold	—	1,277,591	1,670,949	25,391,052
Fund shares sold	67,677	41,794	68,650	198,628
Variation margin on futures contracts	—	20,857	—	350,071
Variation margin on exchange traded swap agreements	—	16,347	—	22,637
Unrealized appreciation on OTC swap agreements and contracts for differences	—	—	—	4,450,569
Unrealized appreciation on forward foreign currency exchange contracts	—	146,118	—	184,753
Upfront premiums paid on swap agreements	—	—	—	18,213
Prepaid expenses and other assets	25,665	19,700	19,892	25,727
Total assets	146,466,376	158,903,708	199,133,546	427,022,555
Liabilities
Investments sold short, at value	—	—	—	32,295,636
Written options, at value	—	—	—	398,574
Due to broker	—	614,755	—	1,849,327
Unrealized depreciation on OTC swap agreements and contracts for differences	—	—	—	4,303,799
Unrealized depreciation on forward foreign currency exchange contracts	—	121,109	—	53,425
Payable for:
Dividends on short sales	—	—	—	28,951
Investments purchased on a delayed-delivery basis	—	—	—	43,888,385
Investments purchased	—	2,156,202	1,400,905	691,410
Fund shares redeemed	133,975	126,875	109,429	330,786
Variation margin on futures contracts	—	11,281	—	179,697
Variation margin on exchange traded swap agreements	—	—	—	27,215
Collateral for securities lending	14,335,971	—	13,899,708	—
Upfront premiums received from swap agreements	—	3,710	—	3,219
Accrued management fees	40,596	80,549	71,637	249,018
Accrued trustee fees	3,019	3,645	4,619	8,874
Accrued expenses	85,693	119,439	107,127	264,069
Total liabilities	14,599,254	3,237,565	15,593,425	84,572,385
Net assets	$131,867,122	$155,666,143	$183,540,121	$342,450,170
Analysis of net assets:
Paid in capital	$144,374,295	$197,742,004	$200,532,159	$355,094,876
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Statements of Assets and Liabilities (continued)
	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Distributable earnings (loss)	(12,507,173)	(42,075,861)	(16,992,038)	(12,644,706)
Net assets	$131,867,122	$155,666,143	$183,540,121	$342,450,170
Shares outstanding:	14,134,880	18,933,472	21,065,690	34,207,543
Net asset value, offering price and redemption price per share:	$ 9.33	$ 8.22	$ 8.71	$ 10.01
Investments in non-affiliates, at cost	$156,389,009	$177,506,329	$217,421,500	$385,859,299
Foreign currencies, at cost	$ —	$ 237,255	$ 3,061	$ 783,021
Investments sold short proceeds	$ —	$ —	$ —	$ 35,081,365
Written option premiums	$ —	$ —	$ —	$ 236,334
*Market value of securities on loan	$ 15,360,669	$ —	$ 16,055,776	$ —
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Statements of Operations
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$ 13,082,051	$ 14,944,578	$ 4,653,519	$ 971,832	$ 83,917
Non-cash dividend income	—	1,184,572	—	—	—
Interest income (net of foreign withholding taxes)	16,050	—	2,892,363	11,152,072	4,877,246
Securities lending income, net	52,434	32,472	29,672	23,701	—
Total investment income	13,150,535	16,161,622	7,575,554	12,147,605	4,961,163
Expenses
Management fees (Note 5)	4,779,198	3,510,345	395,806	1,747,269	795,003
Administration and custody fees	356,861	397,156	130,831	494,696	96,830
Transfer agent fees	5,112	4,986	4,987	4,991	4,973
Sub-accounting fees	708,668	410,642	110,486	394,668	177,960
Audit and tax fees	32,607	38,324	30,231	41,470	32,556
Legal fees	115,321	69,448	24,752	64,831	30,121
Trustees’ fees	116,509	69,627	18,527	64,665	29,384
Registration and filing fees	21,852	20,849	13,143	23,989	14,737
Printing and postage fees	43,647	49,372	46,965	38,737	19,552
Dividend and interest on securities sold short	—	—	—	29,634	—
Other expenses	74,501	49,154	20,285	40,475	25,871
Total expenses	6,254,276	4,619,903	796,013	2,945,425	1,226,987
Less waiver of management fees (Note 5)	(279,410)	(443,498)	—	(810,921)	(171,966)
Net expenses	5,974,866	4,176,405	796,013	2,134,504	1,055,021
Net investment income	7,175,669	11,985,217	6,779,541	10,013,101	3,906,142
Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	10,107,716	(9,507,337)	(9,732,154)	(39,401,426)	(2,097,568)
Investments sold short	—	—	—	3,446,456	—
Swap agreements	—	—	(1,877)	(1,912,703)	—
Futures contracts	—	—	(425,006)	(13,470,258)	—
Written options contracts	—	—	15,504	3,294,539	—
Forward foreign currency exchange contracts	—	252,832	(327,474)	410,315	—
Foreign currency transactions	(12,590)	(368,502)	(300,777)	(118,193)	—
Net realized gains (losses)	10,095,126	(9,623,007)	(10,771,784)	(47,751,270)	(2,097,568)
Net change in unrealized appreciation (depreciation) on:
Investments	(94,669,678)	(125,868,437) [1]	(13,117,731) [1]	(34,019,529)	(15,085,409)
Investments sold short	—	—	—	(1,213,521)	—
Swap agreements	—	—	333,996	6,732,846	—
Futures contracts	—	—	(1,898,955)	1,007,508	—
Written options contracts	—	—	2,581	(359,163)	—
Forward foreign currency exchange contracts	—	(190,134)	197,498	(130,846)	—
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Statements of Operations (continued)
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Foreign currency transactions	(1,087)	64,599	14,462	37,396	—
Net change in unrealized depreciation	(94,670,765)	(125,993,972)	(14,468,149)	(27,945,309)	(15,085,409)
Net realized and unrealized losses	(84,575,639)	(135,616,979)	(25,239,933)	(75,696,579)	(17,182,977)
Net decrease in net assets resulting from operations	$(77,399,970)	$(123,631,762)	$(18,460,392)	$(65,683,478)	$(13,276,835)
Foreign withholding taxes on dividend income	$ 106,459	$ 1,418,130	$ 242,159	$ —	$ —
Foreign withholding taxes on interest income	$ —	$ —	$ —	$ 11,501	$ —

[1]	Net of change in deferred foreign capital gains tax expense of $161,999 and $24,963, respectively.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Statements of Operations (continued)
	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$ 420,741	$ 51,639	$ 2,397,444	$ 1,244,800
Interest income (net of foreign withholding taxes)	1,752,592	4,680,372	—	3,730,236
Securities lending income, net	28,700	—	88,258	—
Total investment income	2,202,033	4,732,011	2,485,702	4,975,036
Expenses
Management fees (Note 5)	251,427	505,698	454,360	1,528,501
Administration and custody fees	65,019	118,668	98,325	404,264
Transfer agent fees	4,990	4,995	4,989	4,990
Sub-accounting fees	65,325	78,098	96,487	184,594
Audit and tax fees	34,221	27,342	22,725	38,628
Legal fees	12,006	16,352	16,004	27,954
Trustees’ fees	11,432	13,683	15,775	28,832
Registration and filing fees	14,132	13,298	14,160	16,616
Printing and postage fees	24,580	45,962	69,120	38,095
Dividend and interest on securities sold short	—	—	—	278,168
Other expenses	16,150	23,132	15,058	20,710
Total expenses	499,282	847,228	807,003	2,571,352
Less waiver of management fees (Note 5)	(164,045)	(188,622)	—	(205,293)
Net expenses	335,237	658,606	807,003	2,366,059
Net investment income	1,866,796	4,073,405	1,678,699	2,608,977
Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	(1,131,295)	(9,865,252)	2,094,100	(551,019)
Investments sold short	—	—	—	—
Swap agreements	—	49,003	—	2,179,193
Futures contracts	—	(64,847)	—	2,180,102
Written options contracts	—	—	—	237,357
Forward foreign currency exchange contracts	—	(30,059)	—	978,243
Foreign currency transactions	—	(77,603)	(62,986)	(158,418)
Net realized gains (losses)	(1,131,295)	(9,988,758)	2,031,114	4,865,458
Net change in unrealized appreciation (depreciation) on:
Investments	(4,282,681)	(8,464,413)	(21,692,737)	(9,888,654)
Investments sold short	—	—	—	(58,811)
Swap agreements	—	12,531	—	(567,699)
Futures contracts	—	158,195	—	(659,849)
Written options contracts	—	—	—	(254,187)
Forward foreign currency exchange contracts	—	35,433	—	(185,187)
Foreign currency transactions	—	(28,785)	14,070	3,091
Net change in unrealized depreciation	(4,282,681)	(8,287,039)	(21,678,667)	(11,611,296)
Net realized and unrealized losses	(5,413,976)	(18,275,797)	(19,647,553)	(6,745,838)
Net decrease in net assets resulting from operations	$(3,547,180)	$(14,202,392)	$(17,968,854)	$ (4,136,861)
Foreign withholding taxes on dividend income	$ —	$ —	$ 97,141	$ 8,308
Foreign withholding taxes on interest income	$ —	$ 23,851	$ —	$ —
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Statements of Changes in Net Assets
	Morningstar U.S. Equity Fund		Morningstar International Equity Fund
	Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30, 2022	Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30, 2022
Operations:
Net investment income	$ 7,175,669	$ 14,829,977	$ 11,985,217	$ 19,677,036
Net realized gains (losses)	10,095,126	205,706,369	(9,623,007)	112,311,953
Net change in unrealized depreciation	(94,670,765)	(261,735,692)	(125,993,972)	(261,417,915)
Net (decrease) in net assets resulting from operations	(77,399,970)	(41,199,346)	(123,631,762)	(129,428,926)
Distributions paid from:
Distributable earnings	—	(238,486,043)	—	(142,656,979)
Total distributions paid	—	(238,486,043)	—	(142,656,979)
Capital share transactions:
Proceeds from shares sold	97,203,378	299,271,430	54,903,435	229,896,726
Reinvestment of dividends	—	238,254,322	—	142,522,225
Payments for shares redeemed	(137,202,648)	(470,673,065)	(83,639,457)	(262,595,654)
Net increase (decrease) in net assets from capital share transactions	(39,999,270)	66,852,687	(28,736,022)	109,823,297
Total increase (decrease) in net assets	(117,399,240)	(212,832,702)	(152,367,784)	(162,262,608)
Net assets:
Beginning of period	1,489,898,834	1,702,731,536	911,919,768	1,074,182,376
End of period	$1,372,499,594	$1,489,898,834	$ 759,551,984	$ 911,919,768
Capital share transactions
Shares sold	8,942,774	22,447,159	6,169,933	20,049,671
Shares from reinvested dividends	—	18,789,082	—	13,027,211
Shares redeemed	(12,590,429)	(34,767,976)	(9,327,137)	(22,201,350)
Net increase (decrease)	(3,647,655)	6,468,265	(3,157,204)	10,875,532
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Statements of Changes in Net Assets (continued)
	Morningstar Global Income Fund		Morningstar Total Return Bond Fund
	Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30, 2022	Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30, 2022
Operations:
Net investment income	$ 6,779,541	$ 10,266,250	$ 10,013,101	$ 11,943,190
Net realized gains (losses)	(10,771,784)	16,082,085	(47,751,270)	(18,212,639)
Net change in unrealized depreciation	(14,468,149)	(41,901,209)	(27,945,309)	(80,197,915)
Net (decrease) in net assets resulting from operations	(18,460,392)	(15,552,874)	(65,683,478)	(86,467,364)
Distributions paid from:
Distributable earnings	(6,234,170)	(28,559,019)	(9,223,978)	(18,514,280)
Total distributions paid	(6,234,170)	(28,559,019)	(9,223,978)	(18,514,280)
Capital share transactions:
Proceeds from shares sold	13,887,462	59,366,985	48,667,970	290,765,341
Reinvestment of dividends	6,234,155	28,522,540	9,223,973	18,411,734
Payments for shares redeemed	(36,033,674)	(69,249,969)	(93,971,163)	(207,900,741)
Net increase (decrease) in net assets from capital share transactions	(15,912,057)	18,639,556	(36,079,220)	101,276,334
Total increase (decrease) in net assets	(40,606,619)	(25,472,337)	(110,986,676)	(3,705,310)
Net assets:
Beginning of period	246,959,704	272,432,041	829,213,658	832,918,968
End of period	$206,353,085	$246,959,704	$ 718,226,982	$ 829,213,658
Capital share transactions
Shares sold	1,490,578	5,264,711	5,306,852	28,123,394
Shares from reinvested dividends	676,100	2,638,398	1,022,560	1,746,590
Shares redeemed	(3,899,323)	(6,198,204)	(10,282,168)	(19,777,555)
Net increase (decrease)	(1,732,645)	1,704,905	(3,952,756)	10,092,429
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Statements of Changes in Net Assets (continued)
	Morningstar Municipal Bond Fund		Morningstar Defensive Bond Fund
	Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30, 2022	Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30, 2022
Operations:
Net investment income	$ 3,906,142	$ 6,878,543	$ 1,866,796	$ 3,868,771
Net realized gains (losses)	(2,097,568)	(515,409)	(1,131,295)	(1,212,853)
Net change in unrealized depreciation	(15,085,409)	(31,065,332)	(4,282,681)	(7,597,221)
Net (decrease) in net assets resulting from operations	(13,276,835)	(24,702,198)	(3,547,180)	(4,941,303)
Distributions paid from:
Distributable earnings	(3,879,421)	(7,143,683)	(1,681,703)	(5,383,260)
Return of capital	—	—	—	(262,291)
Total distributions paid	(3,879,421)	(7,143,683)	(1,681,703)	(5,645,551)
Capital share transactions:
Proceeds from shares sold	22,384,406	86,833,628	16,559,542	63,412,740
Reinvestment of dividends	3,879,420	7,143,683	1,681,703	5,587,623
Payments for shares redeemed	(63,489,161)	(97,330,921)	(25,062,130)	(115,025,461)
Net increase (decrease) in net assets from capital share transactions	(37,225,335)	(3,353,610)	(6,820,885)	(46,025,098)
Total increase (decrease) in net assets	(54,381,591)	(35,199,491)	(12,049,768)	(56,611,952)
Net assets:
Beginning of period	381,969,822	417,169,313	143,916,890	200,528,842
End of period	$327,588,231	$381,969,822	$131,867,122	$ 143,916,890
Capital share transactions
Shares sold	2,266,372	8,153,632	1,733,295	6,267,569
Shares from reinvested dividends	396,458	674,697	176,913	554,022
Shares redeemed	(6,444,365)	(9,206,617)	(2,626,111)	(11,559,469)
Net increase (decrease)	(3,781,535)	(378,288)	(715,903)	(4,737,878)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Statements of Changes in Net Assets (continued)
	Morningstar Multisector Bond Fund		Morningstar Global Opportunistic Equity Fund
	Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30, 2022	Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30, 2022
Operations:
Net investment income	$ 4,073,405	$ 9,603,120	$ 1,678,699	$ 3,843,266
Net realized gains (losses)	(9,988,758)	(14,080,071)	2,031,114	27,784,612
Net change in unrealized depreciation	(8,287,039)	(19,601,626)	(21,678,667)	(37,294,543)
Net (decrease) in net assets resulting from operations	(14,202,392)	(24,078,577)	(17,968,854)	(5,666,665)
Distributions paid from:
Distributable earnings	(550,991)	(9,251,076)	—	(40,121,142)
Total distributions paid	(550,991)	(9,251,076)	—	(40,121,142)
Capital share transactions:
Proceeds from shares sold	17,295,680	64,496,384	21,990,294	49,593,850
Reinvestment of dividends	550,991	9,216,889	—	40,116,316
Payments for shares redeemed	(19,703,413)	(105,249,637)	(20,702,407)	(54,427,784)
Net increase (decrease) in net assets from capital share transactions	(1,856,742)	(31,536,364)	1,287,887	35,282,382
Total increase (decrease) in net assets	(16,610,125)	(64,866,017)	(16,680,967)	(10,505,425)
Net assets:
Beginning of period	172,276,268	237,142,285	200,221,088	210,726,513
End of period	$155,666,143	$ 172,276,268	$183,540,121	$200,221,088
Capital share transactions
Shares sold	2,009,421	6,453,393	2,419,645	4,416,095
Shares from reinvested dividends	63,700	905,297	—	3,868,282
Shares redeemed	(2,283,738)	(10,759,064)	(2,266,933)	(4,811,572)
Net increase (decrease)	(210,617)	(3,400,374)	152,712	3,472,805
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Statements of Changes in Net Assets (continued)
	Morningstar Alternatives Fund
	Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30, 2022
Operations:
Net investment income	$ 2,608,977	$ 2,137,579
Net realized gains (losses)	4,865,458	8,544,725
Net change in unrealized depreciation	(11,611,296)	(13,625,412)
Net (decrease) in net assets resulting from operations	(4,136,861)	(2,943,108)
Distributions paid from:
Distributable earnings	—	(16,647,113)
Total distributions paid	—	(16,647,113)
Capital share transactions:
Proceeds from shares sold	39,700,049	163,288,685
Reinvestment of dividends	—	16,584,193
Payments for shares redeemed	(61,593,749)	(119,572,952)
Net increase (decrease) in net assets from capital share transactions	(21,893,700)	60,299,926
Total increase (decrease) in net assets	(26,030,561)	40,709,705
Net assets:
Beginning of period	368,480,731	327,771,026
End of period	$342,450,170	$ 368,480,731
Capital share transactions
Shares sold	3,962,543	15,638,714
Shares from reinvested dividends	—	1,587,729
Shares redeemed	(6,161,187)	(11,434,449)
Net increase (decrease)	(2,198,644)	5,791,994
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Financial Highlights
Morningstar U.S. Equity Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022 (unaudited)	2022	2021	2020	2019
Net asset value, beginning of period	$11.43	$13.74	$9.27	$10.68	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.06	0.12	0.14	0.13	0.05
Net realized and unrealized gains (losses)	(0.66)	(0.36)	4.59	(1.31)	0.64
Total income (loss) from investment operations	(0.60)	(0.24)	4.73	(1.18)	0.69
Less distributions paid:
From net investment income	—	(0.13)	(0.14)	(0.09)	(0.01)
From realized gains	—	(1.94)	(0.12)	(0.14)	—
Total distributions paid	—	(2.07)	(0.26)	(0.23)	(0.01)
Net asset value, end of period	$10.83	$11.43	$13.74	$9.27	$10.68
Total return[3]	(5.25%)	(3.11%)	51.43%	(11.42%)	6.98%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,372	$1,490	$1,703	$1,179	$678
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.88%	0.86%	0.87%	0.93%	1.08%
Total expenses after waivers/reimbursements	0.84%	0.83%	0.81%	0.81%	0.82%
Net investment income, net of waivers/reimbursements	1.01%	0.89%	1.19%	1.25%	0.98% [6]
Net investment income, before waivers/reimbursements	0.97%	0.86%	1.13%	1.13%	0.72% [6]
Portfolio turnover rate[7]	28%	61%	68%	58%	20%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Financial Highlights (continued)
Morningstar International Equity Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022 (unaudited)	2022	2021	2020	2019
Net asset value, beginning of period	$9.57	$12.72	$8.76	$10.79	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.13	0.23	0.12	0.21	0.08
Net realized and unrealized gains (losses)	(1.46)	(1.66)	4.17	(1.94)	0.74
Total income (loss) from investment operations	(1.33)	(1.43)	4.29	(1.73)	0.82
Less distributions paid:
From net investment income	—	(0.18)	(0.14)	(0.19)	(0.03)
From realized gains	—	(1.54)	(0.19)	(0.11)	—
Total distributions paid	—	(1.72)	(0.33)	(0.30)	(0.03)
Net asset value, end of period	$8.24	$9.57	$12.72	$8.76	$10.79
Total return[3]	(13.90%)	(12.77%)	49.22%	(16.65%)	8.19%
Supplemental data and ratios:
Net assets, end of period (millions)	$760	$912	$1,074	$764	$469
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	1.09%	1.06%	1.08%	1.14%	1.29%
Total expenses after waivers/reimbursements	0.99%	0.98%	0.89%	0.92%	0.94%
Net investment income, net of waivers/reimbursements	2.83%	1.89%	1.09%	2.08%	1.66% [6]
Net investment income, before waivers/reimbursements	2.73%	1.81%	0.90%	1.86%	1.31% [6]
Portfolio turnover rate[7]	13%	67%	41%	36%	19%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Financial Highlights (continued)
Morningstar Global Income Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022 (unaudited)	2022	2021	2020	2019
Net asset value, beginning of period	$9.82	$11.62	$9.54	$10.58	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.28	0.42	0.35	0.37	0.16
Net realized and unrealized gains (losses)	(1.03)	(1.03)	2.09	(0.94)	0.52
Total income (loss) from investment operations	(0.75)	(0.61)	2.44	(0.57)	0.68
Less distributions paid:
From net investment income	(0.26)	(0.45)	(0.35)	(0.42)	(0.10)
From realized gains	—	(0.74)	(0.01)	(0.05)	—
Total distributions paid	(0.26)	(1.19)	(0.36)	(0.47)	(0.10)
Net asset value, end of period	$8.81	$9.82	$11.62	$9.54	$10.58
Total return[3]	(7.64%)	(6.00%)	26.01%	(5.73%)	6.85%
Supplemental data and ratios:
Net assets, end of period (millions)	$206	$247	$272	$235	$186
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.70%	0.62%	0.62%	0.64%	0.90%
Total expenses after waivers/reimbursements	0.70%	0.62%	0.61%	0.58%	0.58%
Net investment income, net of waivers/reimbursements	5.99%	3.76%	3.28%	3.52%	3.15% [6]
Net investment income, before waivers/reimbursements	5.99%	3.76%	3.27%	3.46%	2.83% [6]
Portfolio turnover rate[7]	24%	138%	59%	62%	27%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Financial Highlights (continued)
Morningstar Total Return Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022 (unaudited)	2022	2021	2020	2019
Net asset value, beginning of period	$9.42	$10.69	$10.88	$10.48	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.12	0.61	0.16	0.26	0.15
Net realized and unrealized gains (losses)	(0.89)	(1.65)	0.17	0.68	0.45
Total income (loss) from investment operations	(0.77)	(1.04)	0.33	0.94	0.60
Less distributions paid:
From net investment income	(0.11)	(0.17)	(0.21)	(0.28)	(0.12)
From realized gains	—	(0.06)	(0.31)	(0.26)	—
Total distributions paid	(0.11)	(0.23)	(0.52)	(0.54)	(0.12)
Net asset value, end of period	$8.54	$9.42	$10.69	$10.88	$10.48
Total return[3]	(8.25%)	(9.97%)	2.95%	9.13%	6.01%
Supplemental data and ratios:
Net assets, end of period (millions)	$718	$829	$833	$519	$415
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements[6]	0.74%	0.71%	0.74%	0.81%	0.88%
Total expenses after waivers/reimbursements[6]	0.54%	0.53%	0.53%	0.53%	0.53%
Total expenses after waivers/reimbursements and excluding dividend and interest expense	0.53%	0.52%	0.53%	0.53%	0.53%
Net investment income, net of waivers/reimbursements	2.52%	1.39%	1.41%	2.43%	2.89% [7]
Net investment income, before waivers/reimbursements	2.32%	1.21%	1.20%	2.15%	2.54% [7]
Portfolio turnover rate[8]	138%	346%	438%	612%	318%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	Expenses include dividend and interest expense of 0.01% for October 31, 2022 and April 30, 2022 and less than 0.01% for April 30, 2021, April 30, 2020 and April 30, 2019, respectively.
[7]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[8]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Financial Highlights (continued)
Morningstar Municipal Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022 (unaudited)	2022	2021	2020	2019
Net asset value, beginning of period	$9.94	$10.75	$10.14	$10.38	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.11	0.18	0.21	0.23	0.12
Net realized and unrealized gains (losses)	(0.48)	(0.81)	0.61	(0.21)	0.36
Total income (loss) from investment operations	(0.37)	(0.63)	0.82	0.02	0.48
Less distributions paid:
From net investment income	(0.11)	(0.18)	(0.21)	(0.23)	(0.10)
From realized gains	—	— [3]	—	(0.03)	—
Total distributions paid	(0.11)	(0.18)	(0.21)	(0.26)	(0.10)
Net asset value, end of period	$9.46	$9.94	$10.75	$10.14	$10.38
Total return[4]	(3.77%)	(5.93%)	8.14%	0.11%	4.79%
Supplemental data and ratios:
Net assets, end of period (millions)	$328	$382	$417	$340	$105
Ratio to average net assets of:[5,6]
Total expenses before waivers/reimbursements	0.68%	0.65%	0.66%	0.77%	1.05%
Total expenses after waivers/reimbursements	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income, net of waivers/reimbursements	2.16%	1.65%	1.98%	2.17%	2.48% [7]
Net investment income, before waivers/reimbursements	2.06%	1.58%	1.90%	1.98%	2.01% [7]
Portfolio turnover rate[8]	12%	41%	53%	127%	115%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Round to less than 0.01
[4]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[5]	Ratios are annualized for periods less than one year.
[6]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[7]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[8]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Financial Highlights (continued)
Morningstar Defensive Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022 (unaudited)	2022	2021	2020	2019
Net asset value, beginning of period	$9.69	$10.24	$10.17	$10.10	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.13	0.20	0.20	0.20	0.11
Net realized and unrealized gains (losses)	(0.37)	(0.46)	0.16	0.13	0.08
Total income (loss) from investment operations	(0.24)	(0.26)	0.36	0.33	0.19
Less distributions paid:
From net investment income	(0.12)	(0.19)	(0.19)	(0.23)	(0.09)
From realized gains	—	(0.08)	(0.10)	(0.03)	—
Return of capital	—	(0.02)	—	—	—
Total distributions paid	(0.12)	(0.29)	(0.29)	(0.26)	(0.09)
Net asset value, end of period	$9.33	$9.69	$10.24	$10.17	$10.10
Total return[3]	(2.52%)	(2.61%)	3.56%	3.36%	1.87%
Supplemental data and ratios:
Net assets, end of period (millions)	$132	$144	$201	$183	$156
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.71%	0.64%	0.64%	0.66%	0.93%
Total expenses after waivers/reimbursements	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income, net of waivers/reimbursements	2.67%	1.96%	1.92%	2.02%	2.28% [6]
Net investment income, before waivers/reimbursements	2.44%	1.80%	1.76%	1.84%	1.83% [6]
Portfolio turnover rate[7]	4%	45%	53%	88%	4%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Financial Highlights (continued)
Morningstar Multisector Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022 (unaudited)	2022	2021	2020	2019
Net asset value, beginning of period	$9.00	$10.52	$9.39	$10.28	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.21	0.43	0.44	0.46	0.27
Net realized and unrealized gains (losses)	(0.96)	(1.54)	0.94	(0.83)	0.21
Total income (loss) from investment operations	(0.75)	(1.11)	1.38	(0.37)	0.48
Less distributions paid:
From net investment income	(0.03)	(0.30)	(0.25)	(0.43)	(0.20)
From realized gains	—	(0.11)	—	(0.09)	—
Total distributions paid	(0.03)	(0.41)	(0.25)	(0.52)	(0.20)
Net asset value, end of period	$8.22	$9.00	$10.52	$9.39	$10.28
Total return[3]	(8.36%)	(10.95%)	14.79%	(3.97%)	4.86%
Supplemental data and ratios:
Net assets, end of period (millions)	$156	$172	$237	$192	$161
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	1.02%	0.92%	0.91%	0.98%	1.18%
Total expenses after waivers/reimbursements	0.79%	0.79%	0.79%	0.79%	0.80%
Net investment income, net of waivers/reimbursements	4.92%	4.25%	4.31%	4.52%	5.41% [6]
Net investment income, before waivers/reimbursements	4.69%	4.12%	4.19%	4.33%	5.03% [6]
Portfolio turnover rate[7]	68%	97%	127%	138%	53%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Financial Highlights (continued)
Morningstar Global Opportunistic Equity Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022 (unaudited)	2022	2021	2020	2019
Net asset value, beginning of period	$9.57	$12.08	$9.28	$10.38	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.08	0.21	0.14	0.23	0.12
Net realized and unrealized gains (losses)	(0.94)	(0.43)	2.99	(0.91)	0.37
Total income (loss) from investment operations	(0.86)	(0.22)	3.13	(0.68)	0.49
Less distributions paid:
From net investment income	—	(0.26)	(0.23)	(0.21)	(0.11)
From realized gains	—	(2.03)	(0.10)	(0.21)	—
Total distributions paid	—	(2.29)	(0.33)	(0.42)	(0.11)
Net asset value, end of period	$8.71	$9.57	$12.08	$9.28	$10.38
Total return[3]	(9.08%)	(2.77%)	34.01%	(7.07%)	4.97%
Supplemental data and ratios:
Net assets, end of period (millions)	$184	$200	$211	$138	$56
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.83%	0.78%	0.78%	0.94%	1.48%
Total expenses after waivers/reimbursements	0.83%	0.78%	0.74%	0.73%	0.64%
Net investment income, net of waivers/reimbursements	1.74%	1.81%	1.28%	2.29%	2.38% [6]
Net investment income, before waivers/reimbursements	1.74%	1.81%	1.24%	2.08%	1.54% [6]
Portfolio turnover rate[7]	29%	96%	52%	66%	76%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Financial Highlights (continued)
Morningstar Alternatives Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022 (unaudited)	2022	2021	2020	2019
Net asset value, beginning of period	$10.12	$10.71	$10.12	$10.10	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.08	0.07	0.12	0.25	0.05
Net realized and unrealized gains (losses)	(0.19)	(0.14)	0.77	(0.05)	0.08
Total income (loss) from investment operations	(0.11)	(0.07)	0.89	0.20	0.13
Less distributions paid:
From net investment income	—	(0.14)	(0.13)	(0.14)	(0.03)
From realized gains	—	(0.38)	(0.17)	(0.04)	—
Total distributions paid	—	(0.52)	(0.30)	(0.18)	(0.03)
Net asset value, end of period	$10.01	$10.12	$10.71	$10.12	$10.10
Total return[3]	(1.09%)	(0.78%)	8.92%	1.94%	1.26%
Supplemental data and ratios:
Net assets, end of period (millions)	$342	$368	$328	$186	$112
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements[6]	1.43%	1.45%	1.68%	1.48%	1.91%
Total expenses after waivers/reimbursements[6]	1.32%	1.31%	1.26%	1.13%	0.96%
Total expenses after waivers/reimbursements and excluding dividend and interest expense	1.16%	1.15%	1.12%	0.87%	0.77%
Net investment income, net of waivers/reimbursements	1.45%	0.63%	1.14%	2.45%	1.08% [7]
Net investment income, before waivers/reimbursements	1.34%	0.49%	0.72%	2.10%	0.13% [7]
Portfolio turnover rate[8]	201%	433%	372%	154%	103%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	Expenses include dividend and interest expense of 0.16%, 0.16%, 0.14%, 0.26%, and 0.19% for October 31, 2022, April 30, 2022, April 30, 2021, April 30, 2020 and April 30, 2019, respectively.
[7]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[8]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements
1. Organization
Morningstar Funds Trust (the "Trust") was organized as a Delaware statutory trust on March 1, 2017.  The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust has authorized capital of unlimited shares of beneficial interest at no par value, which may be issued in one or more series of the Trust.
The Trust is currently authorized to offer shares in nine separate series which commenced operations on November 2, 2018 (each a "Fund" and collectively, the "Funds"):
Morningstar U.S. Equity Fund	Morningstar Defensive Bond Fund
Morningstar International Equity Fund	Morningstar Multisector Bond Fund
Morningstar Global Income Fund	Morningstar Global Opportunistic Equity Fund
Morningstar Total Return Bond Fund	Morningstar Alternatives Fund
Morningstar Municipal Bond Fund
Each Fund represents a distinct portfolio with its own investment objectives and is treated as a separate legal entity. Each Fund is classified and operates as a diversified fund under the 1940 Act. Morningstar Investment Management LLC (“MIM” or “Adviser”) serves as the investment adviser of each Fund.
The investment objective of each Fund is as follows:
Fund	Investment Objective
Morningstar U.S. Equity Fund	Long-term capital appreciation
Morningstar International Equity Fund	Long-term capital appreciation
Morningstar Global Income Fund	Current income and long-term capital appreciation
Morningstar Total Return Bond Fund	Total return maximization, income generation and capital preservation
Morningstar Municipal Bond Fund	Income exempt from federal income taxes as well as capital preservation
Morningstar Defensive Bond Fund	Capital preservation
Morningstar Multisector Bond Fund	Total return through a combination of current income and capital appreciation
Morningstar Global Opportunistic Equity Fund	Long-term capital appreciation over a full market cycle
Morningstar Alternatives Fund	Long-term capital appreciation and low sensitivity to traditional U.S. asset classes
On March 9, 2022, after consideration and evaluation of various factors and information, the Board of Trustees approved to change the name of the Morningstar Unconstrained Allocation Fund to the Morningstar Global Opportunistic Equity Fund. The Board of Trustees also approved an adoption of a non-fundamental policy to invest at least 80% of the Fund's assets in equity securities. Under normal market conditions, the Fund will invest significantly (e.g., at least 40% of its assets, unless market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its assets) in companies organized or located in multiple countries outside the United States or doing a substantial amount of business in multiple countries outside the United States. The name change and the adoption of the non-fundamental policy change became effective May 2, 2022.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are valued at their estimated fair value, as described in Note 4.
Cash and Foreign Currencies: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits.
Due to/from Brokers: Due to/from brokers represents cash balances and securities on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Alternatives Fund
Assets
Cash collateral for derivatives	$ 595,379	$11,544,081	$650,013	$10,281,949
Deposits with broker for futures contracts	888,690	3,850,386	71,035	1,091,671
Due from broker	$1,484,069	$15,394,467	$721,048	$11,373,620

Liabilities
Cash collateral for derivatives	$ 341,931	$10,232,884	$614,755	$ 1,844,327
Deposits with broker for futures contracts	—	86,890	—	5,000
Due to broker	$ 341,931	$10,319,774	$614,755	$ 1,849,327
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Investment Income: Investment transactions are accounted as of trade date. Realized gains and losses on investment transactions are recorded on a specifically identified cost basis. Interest income is recorded on an accrual basis and includes the accretion of discounts and amortization of premiums using the effective yield method. In the case of the defaulted debt obligation, the accrual of interest income is halted when management becomes aware that the interest income is not collectible. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the ex-date dividend notification. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. Other non-cash dividends are recognized as investment income at the fair value of the assets received.
Expenses:  Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative average net assets.
Federal Income Taxes: Each Fund’s policy is to comply with all sections of Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), necessary to qualify for federal income tax purposes as a regulated investment company and to distribute substantially all of its taxable income and capital gains to shareholders as required. No provision for federal income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries on securities sold or held in certain foreign jurisdictions. Such taxes are generally based on income and/or capital gains earned or repatriated. The Funds accrue such taxes when the related income is earned. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. As of October 31, 2022, the International Equity Fund and the Global Income Fund had non-U.S. taxes accrued in the amount of $142,997 and $24,963 respectively, which are included as payable for deferred capital gains tax in the Statements of Assets and Liabilities.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The returns of the Funds for the prior two fiscal years as well as current year are open for examination. As of October 31, 2022, the Funds had no examinations in progress.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid as follows:
Fund	Frequency
Morningstar U.S. Equity Fund	Annually
Morningstar International Equity Fund	Annually
Morningstar Global Income Fund	Monthly
Morningstar Total Return Bond Fund	Monthly
Morningstar Municipal Bond Fund	Monthly
Morningstar Defensive Bond Fund	Monthly
Morningstar Multisector Bond Fund	Monthly
Morningstar Global Opportunistic Equity Fund	Annually
Morningstar Alternatives Fund	Annually
Distributions of net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under U.S. GAAP.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties.
3. Investment Types
The Funds may utilize the following types of investments described below to execute their investment strategy to the extent permitted by the Funds' investment policies.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a Fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a Fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a Fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A Fund may also experience delays in gaining access to the collateral.
Collateralized Bond Obligations (CBOs), Collateralized Loan Obligations (CLOs), and Other Collateralized Debt Obligations (CDOs): A CBO is a trust which is often backed by a pool of high risk, below investment grade fixed-income securities, such as high-yield bonds, privately issued mortgage-related securities, commercial mortgage-related securities, trust preferred securities, or emerging-market debt. A CLO is a trust typically backed by a pool of loans, which may include senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be below investment grade. Other CDOs are trusts backed by other types of assets. The assets backing a CBO, CLO, or CDO trust may be referred to as “the collateral.” CBOs, CLOs and other CDOs may charge management fees and administrative expenses. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. Senior tranches can often be rated investment grade. CBO, CLO or other CDO tranches can experience substantial losses due to defaults, deterioration of protecting tranches, market participants’ perception of credit risk, as well as aversion to these securities generally. The risks of an investment in a CBO, CLO or other CDO often depend on the collateral securities and the particular tranche in which a Fund invests. These securities are often privately offered and not registered under securities laws. In addition to the normal risks associated with fixed-income securities (e.g., interest-rate risk and credit risk), CBOs, CLOs and other CDOs carry additional risks including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the possibility that the quality of the collateral may decline in value or default, the risk that a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other tranches, as well as risks related to the complexity of the security and its structure.
Federal, state and local government officials and representatives as well as certain private parties have proposed actions to assist homeowners who own or occupy property subject to mortgages. Certain of those proposals involve actions that would affect the mortgages that underlie or relate to certain mortgage-related securities, including securities or other instruments which a Fund may hold or in which they may invest. Some of those proposals include, among other things, lowering or forgiving principal balances; forbearing, lowering or eliminating interest payments; or utilizing eminent domain powers to seize mortgages, potentially for below market compensation. The prospective or actual implementation of one or more of these proposals may significantly and adversely affect the value and liquidity of securities held by a Fund and could cause the Fund’s net asset value to decline, potentially significantly. Uncertainty remains in the market concerning the resolution of these issues; the range of proposals and the potential implications of any implemented solution is impossible to predict.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Convertible Securities and Warrants: Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities also include corporate bonds, notes, and preferred stock. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no investment is without some risk, investments in convertible securities generally entail less risk than an issuer’s common stock. However, any reduction in risk depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In addition to the general risks associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.
Warrants and similar rights are instruments that give a Fund the right to purchase certain securities from an issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised before the expiration date. These factors can make warrants more speculative than other types of investments. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds' have no obligation to exercise the warrant and buy the stock.
Equity-Linked Investments: Equity-linked investments are subject to the same risks as direct investments in securities of the underlying investment. If the underlying investment decreases in value, the value of the equity-linked investment will decrease; however, the performance of such investments may not correlate exactly to the performance of the underlying investment that they seek to replicate. Equity-linked investments are also subject to counterparty risk, which is the risk that the issuer of such investment — which is different from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when a Fund wishes to sell them.
Forward Commitments and Dollar Rolls: A Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time (forward commitments). In the case of to-be-announced (TBA) mortgage purchase commitments, the unit price and the estimated principal amount are established when a Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. TBA mortgages shall not exceed 20% of a Fund’s net assets. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines before the settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Although a Fund

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment before settlement if a subadviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.
A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, a Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
A Fund may enter into mortgage dollar roll transactions (generally using TBAs) in which it sells a fixed-income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, a Fund foregoes principal and interest paid on the security that is sold but receives the difference between the current sales price and the forward price for the future purchase. A Fund would also be able to earn interest on the proceeds of the sale before they are reinvested. A Fund accounts for dollar rolls as purchases and sales. Dollar rolls may be used to create investment leverage and may increase a Fund’s risk and volatility.
The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that a Fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, a Fund may be adversely affected.
Inflation-Protected Securities: A Fund may invest in U.S. Treasury Inflation Protected Securities (U.S. TIPS), which are fixed-income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. A Fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, a Fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed and will fluctuate. If a Fund purchases in the secondary market U.S. TIPS whose principal values have been adjusted upward due to inflation since issuance, a Fund may experience a loss if there is a subsequent period of deflation. A Fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
The periodic adjustment of U.S. TIPS is currently tied to the Consumer Price Index for All Urban Consumers ("CPI-U"), which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.
In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, if a Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, to satisfy its distribution requirements as a Registered Investment Company (RIC) and to eliminate any fund level income tax liability under the Code.
Distressed Companies, Loan Participations, Assignments and Unfunded Commitments: From time to time, a Fund may purchase the direct indebtedness of various companies (Indebtedness), or participation interests in Indebtedness (Participations), including Indebtedness and Participations of reorganizing companies. Indebtedness can be distinguished from traditional debt securities in that debt securities are part of a large issue of securities to the general public which is typically registered with a securities registration organization, such as the SEC, and which is held by a large group of investors. Indebtedness may not be a security, but rather, may represent a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company. The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Indebtedness of companies, a Fund in effect steps into the role of the lender which made the loan to the company before its restructuring or refinancing. Indebtedness purchased by a Fund may be in the form of loans, notes or bonds.
The length of time remaining until maturity on the Indebtedness is one factor the subadvisers consider in purchasing a particular Indebtedness. Indebtedness which represents a specific Indebtedness of the company to a bank, is not considered to be a security issued by the bank selling it. A Fund may purchase loans from national and state-chartered banks as well as foreign banks, and they normally invest in the Indebtedness of a company which has the highest priority in terms of payment by the company, although on occasion lower priority Indebtedness also may be acquired.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Participations represent fractional interests in a company’s Indebtedness. The financial institutions that typically make Participations available are banks or insurance companies, governmental institutions, such as the Resolution Trust Corporation, the Federal Deposit Insurance Corporation or the Pension Benefit Guaranty Corporation, or certain organizations such as the World Bank, which are known as “supranational organizations.” Supranational organizations are entities established or financially supported by the national governments of one or more countries to promote reconstruction or development. Indebtedness and Participations may be illiquid as described below.
When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.
The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. Loan commitments are made pursuant to a term loan, a revolving credit line or a combination thereof. A term loan is generally a loan in a fixed amount that borrowers repay in a scheduled series of repayments or a lump-sum payment at maturity. A revolving credit line permits borrowers to draw down, repay, and re-borrow specified amounts on demand. These types of investments may include standby financing commitments, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded commitments are marked to market daily and any unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations in the Funds’ Financial Statements. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.
Potential lack of investor protections under federal and state securities laws. If a corporate loan purchased by a Fund is not considered to be a “security,” the Fund will not receive the same investor protections with respect to such investment that are available to purchasers of investments that are considered “securities” under federal and state securities laws, including any possible recourse against an underwriter.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Mortgage Dollar Rolls: A Fund may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities. The use of mortgage dollar rolls is a speculative technique involving leverage and can have an economic effect similar to borrowing money for investment purposes.
Private Placement and Restricted Securities: A Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Private placement and restricted securities are not registered under the Securities Act of 1933 (the "Securities Act"), as amended, and may be neither listed on an exchange nor traded in other established markets. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing and may not function as efficiently as established markets. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when a subadviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held, and potentially at prices lower than their fair market value. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.
Certain of the Funds’ investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material non-public information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.
While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often restricted securities, i.e., securities which cannot be sold to the public without registration under the Securities Act or the availability of an exemption from registration (such as Rules 144 or 144A), or which are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.
The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of the adviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.
Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
offering for which a registration statement is in effect under the Securities Act. Issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were registered or publicly traded.
From time to time, a restricted security may be registered for resale. A considerable time period may elapse between the time a Fund decides to sell the security and the time it is actually permitted to sell the security freely under an effective registration statement. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms than when it decided to sell the security. Transactions in restricted securities may entail other transaction costs that are higher than those for transactions in unrestricted securities.
When selling restricted securities to the public, a Fund may be deemed to be an underwriter for purposes of the Securities Act, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the Prospectuses forming a part of it, is materially inaccurate or misleading.
Restricted securities held by each Fund at October 31, 2022 are disclosed in the Schedules of Investments.
Securities Sold Short: Certain Funds may sell securities they do not own (a short sale) as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. A Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as net change in unrealized appreciation (depreciation) on the Statements of Operations.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Special Purpose Acquisition Companies (SPACs):  The Morningstar Alternatives Fund may invest in the common stock of and other interests (e.g., warrants and rights) in special purpose acquisition companies or similar special purpose entities (collectively, “SPACs”). A SPAC is a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector. SPACs typically issue public shares and warrants or rights pursuant to an initial public offering, and also typically issue “founders” shares and warrants or rights to the SPAC sponsor. During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments. The Morningstar Alternatives Fund may invest in SPACs for a variety of investment purposes, including to achieve income. These investments may include investments in the public shares, warrants or rights issued directly with a SPAC or may include founder’s shares, warrants or rights, either directly or indirectly through shares of a holding company. Some SPACs provide the opportunity for public common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur. If not subject to a restriction on resale, the Fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition. The Morningstar Alternatives Fund may invest in certain SPAC founder investments where the SPAC securities or the securities of a holding company owning SPAC securities will not be registered under the Securities Act, as amended and/or no public market may exist for such securities. Such investments involve a high degree of risk which could cause the Fund to lose all or part of its investment. The restrictions on resale of certain unregistered SPAC investments may be for an extended time (e.g., two to three years). The Morningstar Alternatives Fund does not presently intend to invest more than 5% of its net assets in unregistered SPACs at time of purchase, but reserves the right to increase that amount in appropriate situations.
Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or may be subject to restrictions on resale. An investment in a SPAC is subject to a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) the Fund will be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (ix) founders shares, warrants or rights are subject to a greater risk of loss than public securities issued by a SPAC, and (x) the values of  investments in SPACs may be highly volatile and may depreciate significantly over time. As of October 31, 2022, there were no SPACs held by the Funds.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Zero Coupon and Payment In-Kind Bonds: A Fund may invest without limit in so-called zero-coupon bonds and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. A Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though the investments do not make any current interest payments. Thus, it may be necessary at times for the Fund to liquidate other investments to satisfy its distribution requirements under the Code. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment, if any, from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.
4. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The NAV of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each Fund is computed by dividing the total current value of the assets of such Fund, less liabilities, by the total number of shares of the Fund outstanding at the time the computation is made. In general, investments for which market quotations are readily available are valued at current market value, while investments whose market quotations are not readily available (as defined by Rule 2a-5 of the Investment Company Act of 1940, as amended) are fair valued.
As permitted under Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated Morningstar Investment Management LLC to serve as the valuation designee. MIM, as valuation designee, carries out its day-to-day fair value responsibilities required under Rule 2a-5 through its Pricing Committee (the “Pricing Committee”) in accordance with procedures approved by the Board.
U.S. exchange-traded equity securities for which market quotations are readily available shall be valued at the regular trading session’s closing price on the exchange or system in which such securities are principally traded. Securities not traded on the valuation date are priced at the most recent quoted bid price. Non-U.S. exchange-traded equity securities prices are based on primary local market quotations. Depending upon local market convention or regulation, the price may represent the last sale price or the mean between the last bid and ask price at the close of the appropriate exchange or at designated times as determined by the appropriate governing body. For countries that allow securities to trade on multiple exchanges (e.g., U.S., Japan, Germany and India), the value of the security will be taken to be the last reported closing price from the security’s primary exchange. Over the Counter (“OTC”) securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by the Pricing Committee under procedures approved by the Board.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Short-term debt obligations with remaining maturities in excess of 60 days are typically valued using evaluated prices provided by a pricing service provider. To reflect their fair value, short-term securities with 60 days or less remaining to maturity may, unless conditions indicate otherwise, utilize amortized cost to maturity based on their cost to a Fund.
Each Fund may invest in foreign securities, and as a result, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Fund securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Fund’s NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Pricing Committee under procedures approved by the Board. Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of the currencies against U.S. Dollars as last quoted by any recognized dealer.
To address this issue, the Pricing Committee uses independently provided quantitative models that may adjust the closing prices of certain foreign equity and fixed income securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Fund to value a security higher, lower or equal to its closing market price, which in turn could cause the Fund’s NAV per share to differ from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Funds. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated as such on the Funds’ Schedule of Investments.
All other assets of a Fund are valued in such manner as the Pricing Committee in good faith deems appropriate to reflect their fair value. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
Securities for which market quotations are not readily available or are unreliable are fair valued by the Pricing Committee in accordance with the methodologies approved by such Committee.
Valuation Techniques: The following inputs and techniques may be used by the Funds to value their portfolio holdings and to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with U.S. GAAP.
Equity securities, including securities sold short, rights, warrants, exchange traded funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is generally valued at its last bid price (in the case of short sales, at the asked price).
Listed options are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade. If the settlement price is not available, then listed options will be valued at the last traded price if the last traded price falls between bid/ask spread; and if the last traded price falls outside of the bid/ask spread, then the calculated mean based on bid/ ask prices obtained from the primary exchange will be used.
Futures contracts are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade. If the settlement price is not available, then futures contracts will be valued at the last traded price.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on a methodology approved by the Pricing Committee. This includes certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost (unless conditions indicate otherwise), which approximates fair value.
Investments classified within Level 3, if any, have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include illiquid securities. When observable prices are not available for these securities, the Pricing Committee may use one or more valuation approaches (e.g., the market approach or the income approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions/multiples, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Pricing Committee in estimating the value of Level 3 investments may include, if applicable, such factors as described in the procedures approved by the Board, including, but not limited to, the original transaction price, recent transactions in the same or similar instruments, completed or pending third party transactions in the underlying investment or comparable issuers, third party broker quotes, deal terms, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by Pricing Committee in the absence of market information. Assumptions used by the Pricing Committee due to the lack of observable inputs may significantly impact the fair value of the investment.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last reported settlement price on the date of determination on the exchange their constitutes the principal market or, if the settlement price is not available, generally at the last traded price. For listed options contracts, if the last traded price falls outside the bid/ask spread, then the calculated mean based on bid/ask prices obtained from the primary exchange will be used. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
Forward contracts are typically classified within Level 2 of the fair value hierarchy.
OTC derivatives, including options on forward contracts, put and call options, contracts for differences and swap contracts, are valued by the Pricing Committee on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Shares of open end investment companies, other than exchange-traded funds, are valued at their NAV.
Securities for which market quotations are not readily available or are unreliable are fair valued by the Pricing Committee in accordance with the methodologies approved by such Committee. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures. While each Fund’s use of fair value pricing is intended to result in calculation of a NAV that fairly reflects security values as of the time of pricing, a Fund cannot guarantee that any fair value price will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, the fair valuation procedures may be reviewed or adjusted.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size,

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Fair Valuation Hierarchy: Fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a framework and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
•  Level 1 – quoted prices in active markets for identical assets and liabilities (e.g. equity securities and open end investment companies).
•  Level 2 – prices determined using other significant observable inputs including, but not limited to, quoted prices for similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•  Level 3 – prices determined using significant unobservable inputs (including the Pricing Committee’s own assumptions in determining the fair value of investments).
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.
A valuation hierarchy including information regarding Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.
The Pricing Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Funds had little or no value at October 31, 2022. Refer to Market Risk in Note 10.
5. Investment Advisory and Other Agreements
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish certain portfolio management services to the Funds.
Pursuant to the Agreement, the Funds have contractually agreed to pay the Adviser a management fee calculated on the average daily net assets for each Fund, in the annual ratios below.
Fund	Ratio
Morningstar U.S. Equity Fund	0.67%
Morningstar International Equity Fund	0.83%
Morningstar Global Income Fund	0.35%
Morningstar Total Return Bond Fund	0.44%
Morningstar Municipal Bond Fund	0.44%

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Fund	Ratio
Morningstar Defensive Bond Fund	0.36%
Morningstar Multisector Bond Fund	0.61%
Morningstar Global Opportunistic Equity Fund	0.47%
Morningstar Alternatives Fund	0.85%
Pursuant to the Agreement, the Adviser is responsible for performing and overseeing portfolio management services to the Funds. In addition to selecting the overall investment strategies of the Funds, the Adviser oversees and monitors the selection and performance of the subadvisers and allocates assets among the subadvisers. The subadvisers manage each Fund’s investment portfolio pursuant to subadvisory agreements with the Adviser. The Adviser manages a portion of each Fund which may include equities, ETFs, mutual funds and money market fund investments.
The Trust and the Adviser have entered into a contractual expense limitation agreement (Base Expense Limitation Agreement) whereby the Adviser agreed to waive all or a portion of its fees or assume certain other expenses of each Fund at least through August 31, 2023, to the extent necessary to ensure that the total annual fund operating expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed the following rates, based on each Fund’s average daily net assets.  The amount the Adviser owes a Fund as of the reporting date is recorded as a Receivable from Adviser in the Statements of Assets and Liabilities.  The Adviser reimburses the Funds on a monthly basis. This management fee waiver and/or expense reimbursement will not be subject to future recoupment. For the six months ended October 31, 2022, the Funds’ Adviser waived fees and/or reimbursed expenses pursuant to the Base Expense Limitation Agreement for each of the Funds as follows:
Fund	Base Expense Cap	Management Fees Waived
Morningstar U.S. Equity Fund	0.85%	$191,127
Morningstar International Equity Fund	1.00%	390,566
Morningstar Global Income Fund	0.89%	—
Morningstar Total Return Bond Fund	0.53%	810,921
Morningstar Municipal Bond Fund	0.59%	160,961
Morningstar Defensive Bond Fund	0.48%	164,045
Morningstar Multisector Bond Fund	0.80%	184,016
Morningstar Global Opportunistic Equity Fund	1.00%	—
Morningstar Alternatives Fund	1.29%	—
The Trust and the Adviser have entered into a supplemental expense limitation agreement (Supplemental Expense Limitation Agreement) whereby the Adviser has agreed to waive all or a portion of its fees or assume certain other expenses of each Fund at least through August 31, 2023, to the extent necessary to ensure that the total annual fund operating expenses (excluding the above listed expenses other than acquired fund fees and expenses) do not exceed the following rates, based on each Fund’s average daily net assets. The amount the Adviser owes a Fund as of the reporting date is recorded as a Receivable from Adviser in the Statement of Assets and Liabilities. The Adviser reimburses the Funds on a monthly basis. This management fee waiver and/or expense reimbursement will not be subject to future recoupment. For the six months ended October 31,

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
2022, after taking fees waived and/or expenses reimbursed pursuant to the Base Expense Limitation Agreement into account, the Funds’ Adviser further waived fees and/or reimbursed expenses pursuant to the Supplemental Expense Limitation Agreement for each of the Funds as follows:
Fund	Supplemental Expense Cap	Management Fees Waived
Morningstar U.S. Equity Fund	0.85%	$88,283
Morningstar International Equity Fund	1.00%	52,932
Morningstar Global Income Fund	0.75%	—
Morningstar Total Return Bond Fund	0.54%	—
Morningstar Municipal Bond Fund	0.59%	11,005
Morningstar Defensive Bond Fund	0.55%	—
Morningstar Multisector Bond Fund	0.80%	4,606
Morningstar Global Opportunistic Equity Fund	0.93%	—
Morningstar Alternatives Fund	1.20%	205,293
As of October 31, 2022, the Trust has entered into subadvisory agreements with the following entities by Fund:
Fund	Subadvisers
Morningstar U.S. Equity Fund	ClearBridge Investments, LLC
Diamond Hill Capital Management, Inc.
Easterly Investment Partners LLC (formerly Levin Easterly Partners LLC)
Massachusetts Financial Services Company, d/b/a MFS Investment Management
Wasatch Advisors, Inc., d/b/a Wasatch Global Investors
Westwood Management Corp.
Morningstar International Equity Fund	Harding Loevner, L.P. Harris Associates, L.P. Lazard Asset Management LLC T. Rowe Price Associates, Inc.
Morningstar Global Income Fund	Cullen Capital Management, LLC Western Asset Management Company, LLC
Morningstar Total Return Bond Fund	BlackRock Financial Management, Inc. Western Asset Management Company, LLC
Morningstar Municipal Bond Fund	Allspring Global Investments, LLC T. Rowe Price Associates, Inc.
Morningstar Defensive Bond Fund	First Pacific Advisors, LP
Morningstar Multisector Bond Fund	Loomis, Sayles & Company, L.P. TCW Investment Management Company LLC Voya Investment Management Company, LLC
Morningstar Global Opportunistic Equity Fund	Lazard Asset Management LLC
Morningstar Alternatives Fund	BlackRock Financial Management, Inc. SSI Investment Management LLC Water Island Capital, LLC

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Pursuant to the subadvisory agreements between the subadvisers, the Adviser and the Trust, the Adviser will pay the subadvisers out of the management fees from the Funds.
The Trust has an administration agreement with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Northern Trust also serves as custodian of each Fund’s securities and cash, transfer agent and dividend disbursing agent.
Foreside Fund Services, LLC (the “Distributor”), a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), serves as the principal underwriter and distributor of the Trust’s shares. Foreside Management Services, LLC (“FMS”) provides a Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or the Funds.
The Trust, on behalf of the Funds, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess asset-based fees in consideration for providing certain account maintenance, record keeping and transactional and other shareholder services (collectively, “Sub-accounting fees”).
6. Investment Transactions
During the six months ended October 31, 2022, the cost of purchases and the proceeds from sales of investments (excluding in-kind transactions, swap contracts, contracts for difference, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
	Purchases		Sales
Fund	U.S. Government	Other	U.S. Government	Other	Securities Sold Short	Covers on Securities Sold Short
Morningstar U.S. Equity Fund	$ —	$390,671,470	$ —	$390,443,288	$ —	$ —
Morningstar International Equity Fund	—	103,501,102	—	107,435,647	—	—
Morningstar Global Income Fund	—	51,315,329	9,345,951	52,102,801	—	—
Morningstar Total Return Bond Fund	56,284,267	909,806,459	124,981,518	911,982,257	178,188,545	165,057,546
Morningstar Municipal Bond Fund	—	38,656,483	—	65,351,228	—	—
Morningstar Defensive Bond Fund	—	5,321,189	—	15,599,299	—	—
Morningstar Multisector Bond Fund	21,087,193	123,507,567	19,753,516	83,236,109	—	—
Morningstar Global Opportunistic Equity Fund	—	67,162,865	—	51,346,869	—	—
Morningstar Alternatives Fund	—	567,470,153	—	567,067,363	179,352,144	167,871,484

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
7. Securities Lending
The Morningstar Defensive Bond Fund, Morningstar Global Income Fund, Morningstar International Equity Fund, Morningstar Total Return Bond Fund, Morningstar U.S. Equity Fund, and Morningstar Global Opportunistic Equity Fund participate in a securities lending program. Under the securities lending program, Northern Trust serves as the Securities Lending Agent (or "Agent") pursuant to a Securities Lending Authorization Agreement (the “Securities Lending Agreement”). The Securities Lending Agent provides the following services for the Funds listed above in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions contained in the Securities Lending Agreement; (ii) selecting securities to be loaned pursuant to the Securities Lending Agent’s impartial sequencing; (iii) reviewing creditworthiness of securities lending counterparties; (iv) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (v) each business day, monitoring the value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (vi) negotiating loan terms; (vii) recordkeeping and account servicing; (viii) monitoring dividend/distribution activity relating to loaned securities; and (ix) arranging for return of loaned securities to the Funds at loan termination.
Each Fund will limit lending to be less than one third of the value of its total assets. The Funds’ securities held at the Securities Lending Agent as custodian shall be available to be lent except those securities the Funds specifically identify in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. securities and a value of no less than 105% of the market value for non-U.S. securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. securities on loan and not less than 105% of the current value of the non-U.S. securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.
Cash collateral received is invested in a money market fund managed by Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation as disclosed in each Fund’s Schedule of Investments and reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. The remaining contractual maturity of securities lending transactions with cash collateral is overnight and continuous. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is held by the Securities Lending Agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
securities. These payments from the borrower are not eligible for reduced tax rates as "qualified dividend income" under the Jobs and Growth Tax Reconciliation Act of 2003. The securities lending income earned by the Funds is disclosed on the Statement of Operations.
The following is a summary of the Funds' securities on loan and related cash and non-cash collateral received as of October 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
Morningstar U.S. Equity Fund	$ 50,373,307	$ 14,851,612	$ 36,779,434	$ 51,631,046
Morningstar International Equity Fund	34,056,231	27,507,191	8,548,021	36,055,212
Morningstar Global Income Fund	5,953,717	5,391,198	718,892	6,110,090
Morningstar Total Return Bond Fund	11,234,902	8,699,041	2,852,095	11,551,136
Morningstar Defensive Bond Fund	15,360,669	14,335,971	1,380,363	15,716,334
Morningstar Global Opportunistic Equity Fund	16,055,776	13,899,708	2,557,163	16,456,871

*Remaining contractual maturity of securities lending transactions with non-cash collateral
Fund	Up to 30 Days	30-90 Days	Over 90 Days	Total Non-Cash Collateral Received
Morningstar U.S. Equity Fund	$ 133,096	$ 280,020	$ 36,366,318	$ 36,779,434
Morningstar International Equity Fund	3,684	40,121	8,504,216	8,548,021
Morningstar Global Income Fund	-	-	718,892	718,892
Morningstar Total Return Bond Fund	377	-	2,851,718	2,852,095
Morningstar Defensive Bond Fund	-	-	1,380,363	1,380,363
Morningstar Global Opportunistic Equity Fund	12,324	59	2,544,780	2,557,163

Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner. There also may be risks of delay in receiving additional collateral, in recovering the securities loaned, or a loss of rights in the collateral should the borrower of the securities fail financially. In the event a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional collateral, then the Fund could suffer a loss. To mitigate borrower default risk, the Funds benefit from a borrower default indemnity provided by the Securities Lending Agent. The Securities Lending Agent’s indemnity allows for full replacement of securities lent wherein the Agent will purchase the unreturned loaned securities on the open market applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, the Securities Lending Agent will purchase the unreturned loan securities at the Agent’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.
Due to the absence of a master netting agreement related to the Funds' participation in securities lending, no offsetting disclosure has been made on behalf of the Funds.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
8. Financial Derivative Instruments
Certain Funds may invest in derivatives as part of their principal investment strategies in an attempt to achieve their investment objective. The Funds’ derivative contracts are not accounted for as hedging instruments under U.S. GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.
Forward Foreign Currency Contracts: A forward foreign currency contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at an agreed exchange rate (price) at a future date. Currency forwards are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A forward foreign currency contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when a Fund sells a security denominated in one currency and purchases a security denominated in another currency.
At the maturity of a forward foreign currency contract, a Fund may either exchange the currencies specified at the maturity of a forward foreign currency contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency contract are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
Under definitions adopted by the Commodity Futures Trading Commission (CFTC) and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. Forward foreign currency contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers.
CFTC regulation of forward foreign currency contracts, especially non-deliverable forwards, may restrict a Fund’s ability to use these instruments in the manner described above or subject the adviser to CFTC registration and regulation as a commodity pool operator with respect to that Fund.
The successful use of these transactions will usually depend on the adviser’s or a subadviser’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
replacement counterparties may become limited. Moreover, investors should bear in mind that the Funds are not obligated to actively engage in hedging or other currency transactions. For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.
Forward foreign currency contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward foreign currency contract entered into by the Fund. This imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.
Futures Contracts: A Fund may enter into futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, rate, currency or commodity, at a specified price at a specified later date. Each Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If MIM or a subadviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, a Fund may sell futures contracts. If declining interest rates are anticipated, a Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.
When a Fund enters into a futures contract, it must deliver to an account controlled by a futures commission merchant ("FCM") an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by a Fund’s investment manager and custodian on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, if MIM’s or a subadviser’s judgment about the general direction of interest rates or markets is wrong, a Fund’s overall performance may be poorer than if no financial futures contracts had been entered into. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. In addition, the market prices of financial futures contracts may be affected by certain factors.
There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.
The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund’s margin deposit.
Each Fund will incur brokerage fees in connection with its futures transactions. In addition, while futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.
Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements. There is no assurance that a Fund will be able to enter into closing transactions.
The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as a Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law.
Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. At October 31, 2022, the Morningstar Global Income Fund, the Morningstar Total Return Bond Fund, the Morningstar Multisector Bond Fund, and the Morningstar Alternatives Fund pledged cash to cover margin requirements for open futures positions in an amount of $888,690, $3,763,496, $71,305 and $1,091,671, respectively, which is included in Due from Broker on the Statements of Assets and Liabilities.
Options on Futures Contracts: Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The purchase of a call or put option on a futures contract, whereby a Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument.
The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM.
A Fund’s use of options on futures contracts is subject to the risks related to derivative instruments generally. In addition, the amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.
Options: A Fund may purchase and sell call and put options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.
As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.
As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.
Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
If a call option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the money), or above the current value of the underlying reference instrument at the time the option is written.
As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.
Options involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and a Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.
The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the investment manager is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the investment manager did not employ such strategies.
Options on Interest-Rate Swaps: An option on an interest-rate swap (sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest- rate swap. Options on swap agreements involve the risks associated

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
with derivative instruments generally, as well as the additional risks associated with both options and swaps generally. A pay fixed option on an interest-rate swap gives the buyer the right to establish a position in an interest-rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest-rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term.
Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest-rate swap and therefore also the value of the option on the interest-rate swap will change. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs. However, if a Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.
Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing.
When a Fund purchases an option on a swap, an amount equal to the premium paid by the Fund is recorded as an Investment on the Schedules of Investments, the value of which is marked-to-market daily to reflect its current market value. If the option on a swap expires, a Fund realizes a loss equal to the amount of the premium paid.
Options on swap agreements are marked-to-market daily based upon quotations from market makers. Changes in the value of an option on a swap are reported as unrealized gains or losses.
Interest Rate, Inflation Index and Total Return Swap Contracts: A Fund may purchase interest-rate swaps. A Fund may use interest-rate swaps to increase or decrease exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement. A Fund may also enter into inflation index swaps to manage exposure to inflation risk. An inflation index swap is an agreement between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value. A Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index). The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indexes or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to a Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.
For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation(depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts on the Fund’s Statement of Assets and Liabilities.
Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedules of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate, inflation index and total return swaps contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Credit Default Swaps: A Fund may purchase credit default swaps. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.
A Fund may enter into credit default swap contracts as protection buyer to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund. The purchase of credit default swaps involves costs, which will reduce a Fund’s return.
Credit default swaps involve a number of special risks. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When a Fund acts as a seller of a credit default swap, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. Each party to a credit default swap is subject to the credit risk of its counterparty (the risk that its counterparty may be unwilling or unable to perform its obligations on the swap as they come due). The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.
A protection buyer may lose its investment and recover nothing should an event of default not occur. A Fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market. There can be no assurance that a liquid secondary market will exist at any given time for any particular credit default swap or for credit default swaps generally.
The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. The parties to a credit default swap may be required to post collateral to each other. If a Fund posts initial or periodic collateral to its counterparty, it may not be able to recover that collateral from the counterparty in accordance with the terms of the swap. In addition, if a Fund receives collateral from its counterparty, it may be delayed or prevented from realizing on the collateral in the event of the insolvency or bankruptcy of the counterparty. A Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.
For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default swap contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts on the Fund’s Statement of Assets and Liabilities.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Changes in market value are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.
Each Fund's risk of loss associated with these instruments may exceed their fair value, as recorded in the Schedules of Investments. Credit default swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default contracts on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Contracts for Differences: The Morningstar Alternatives Fund may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Master Netting Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in a Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by a Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in non-affiliates, at value (securities) or in Due from broker (cash). Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in each Fund's Schedule of Investments. Collateral received is reflected as a liability within Due to broker in the Statements of Assets and Liabilities.
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds' financial position and financial performance for the six months ended October 31, 2022 are as follows:
	Assets					Liabilities
	Unrealized Appreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Appreciation on Forward Currency Exchange Contracts	Purchased Options and Swaptions at Fair Market Value	Total	Unrealized Depreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Depreciation on Forward Currency Exchange Contracts	Written Options and Swaptions at Fair Market Value	Total
Morningstar Global Income Fund
Foreign exchange rate risk	$—	$ —	$127,211	$ —	$127,211	$ —	$ —	$ 56,372	$ —	$ 56,372
Interest rate risk	—	371,513	—	225	371,738	2,041,436	—	—	—	2,041,436
Total	—	371,513	127,211	225	498,949	2,041,436	—	56,372	—	2,097,808
Netting positions	—	—	(56,372)	—	(56,372)	—	—	(56,372)	—	(56,372)
Net Fair Value of Derivative Contracts	$—	$371,513	$ 70,839	$ 225	$442,577	$2,041,436	$ —	$ —	$ —	$2,041,436
Morningstar Total Return Bond Fund
Credit risk	$—	$641,203	$ —	$ —	$641,203	$ —	$39,614	$ —	$ —	$ 39,614
Foreign exchange rate risk	—	—	504,137	29,728	533,865	—	—	445,738	17,820	463,558
Inflation risk	—	41,247	—	—	41,247	—	35,288	—	—	35,288

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
	Assets					Liabilities
	Unrealized Appreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Appreciation on Forward Currency Exchange Contracts	Purchased Options and Swaptions at Fair Market Value	Total	Unrealized Depreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Depreciation on Forward Currency Exchange Contracts	Written Options and Swaptions at Fair Market Value	Total
Morningstar Total Return Bond Fund (continued)
Interest rate risk	$ 807,509	$ 8,633,943	$ —	$ 1,094,079	$ 10,535,531	$5,464,072	$ 829,216	$ —	$ 1,926,943	$ 8,220,231
Total	807,509	9,316,393	504,137	1,123,807	11,751,846	5,464,072	904,118	445,738	1,944,763	8,758,691
Netting positions	(807,509)	(904,118)	(445,738)	(1,123,807)	(3,281,172)	(807,509)	(904,118)	(445,738)	(1,123,807)	(3,281,172)
Net Fair Value of Derivative Contracts	$ —	$ 8,412,275	$ 58,399	$ —	$ 8,470,674	$4,656,563	$ —	$ —	$ 820,956	$ 5,477,519
Morningstar Multisector Bond Fund
Credit risk	$ —	$ 12,637	$ —	$ —	$ 12,637	$ —	$ —	$ —	$ —	$ —
Foreign exchange rate risk	—	—	146,118	—	146,118	—	—	121,109	—	121,109
Interest rate risk	281,047	—	—	—	281,047	122,852	—	—	—	122,852
Total	281,047	12,637	146,118	—	439,802	122,852	—	121,109	—	243,961
Netting positions	(122,852)	—	(121,109)	—	(243,961)	(122,852)	—	(121,109)	—	(243,961)
Net Fair Value of Derivative Contracts	$ 158,195	$ 12,637	$ 25,009	$ —	$ 195,841	$ —	$ —	$ —	$ —	$ —
Morningstar Alternatives Fund
Credit risk	$ —	$ 23,686	$ —	$ —	$ 23,686	$ —	$ —	$ —	$ —	$ —
Equity risk	—	73,136,865	—	1,074,219	74,211,084	—	65,869,041	—	398,574	66,267,615
Foreign exchange rate risk	—	—	184,753	—	184,753	—	—	53,425	—	53,425
Inflation risk	—	36,388	—	—	36,388	—	—	—	—	—
Interest rate risk	942,320	149,428	—	—	1,091,748	61,105	62,713	—	—	123,818
Total	942,320	73,346,367	184,753	1,074,219	75,547,659	61,105	65,931,754	53,425	398,574	66,444,858
Netting positions	(61,105)	(65,931,754)	(53,425)	(398,574)	(66,444,858)	(61,105)	(65,931,754)	(53,425)	(398,574)	(66,444,858)
Net Fair Value of Derivative Contracts	$ 881,215	$ 7,414,613	$ 131,328	$ 675,645	$ 9,102,801	$ —	$ —	$ —	$ —	$ —

[1]	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
[2]	Includes cumulative appreciation/depreciation on centrally-cleared swap agreements as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the six months ended October 31, 2022:
	Net Realized Gain (Loss) on Derivatives Recognized as a Result from Operations					Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Futures Contracts	Swaps and Contracts for Difference	Forward Currency Exchange Contracts	Purchased/ Written Options and Swaptions	Total	Futures Contracts	Swaps and Contracts for Difference	Forward Currency Exchange Contracts	Purchased/ Written Options and Swaptions	Total
Morningstar International Equity Fund
Foreign exchange rate risk	$ —	$ —	$ 252,832	$ —	$ 252,832	$ —	$ —	$(190,134)	$ —	$ (190,134)
Total	$ —	$ —	$ 252,832	$ —	$ 252,832	$ —	$ —	$(190,134)	$ —	$ (190,134)
Morningstar Global Income Fund
Credit risk	$ —	$ (766)	$ —	$ —	$ (766)	$ —	$ —	$ —	$ —	$ —
Foreign exchange rate risk	—	—	(327,474)	(70,694)	(398,168)	—	—	197,498	30,620	228,118
Interest rate risk	(425,006)	(1,111)	—	(12,333)	(438,450)	(1,898,955)	333,996	—	(942)	(1,565,901)
Total	$ (425,006)	$ (1,877)	$(327,474)	$ (83,027)	$ (837,384)	$(1,898,955)	$ 333,996	$ 197,498	$ 29,678	$(1,337,783)
Morningstar Total Return Bond Fund
Credit risk	$ —	$ (663,500)	$ —	$ 1,179	$ (662,321)	$ —	$1,274,992	$ —	$ —	$ 1,274,992
Foreign exchange rate risk	—	—	410,315	(96,234)	314,081	—	—	(130,846)	(1,111)	(131,957)
Inflation risk	—	(1,001,604)	—	—	(1,001,604)	—	1,433,826	—	—	1,433,826
Interest rate risk	(13,470,258)	(247,599)	—	2,096,908	(11,620,949)	1,007,508	4,024,028	—	(283,564)	4,747,972
Total	$(13,470,258)	$(1,912,703)	$ 410,315	$2,001,853	$(12,970,793)	$ 1,007,508	$6,732,846	$(130,846)	$(284,675)	$ 7,324,833
Morningstar Multisector Bond Fund
Credit risk	$ —	$ 49,003	$ —	$ —	$ 49,003	$ —	$ 12,531	$ —	$ —	$ 12,531
Foreign exchange rate risk	—	—	(30,059)	—	(30,059)	—	—	35,433	—	35,433
Interest rate risk	(64,847)	—	—	—	(64,847)	158,195	—	—	—	158,195
Total	$ (64,847)	$ 49,003	$ (30,059)	$ —	$ (45,903)	$ 158,195	$ 12,531	$ 35,433	$ —	$ 206,159
Morningstar Alternatives Fund
Credit risk	$ —	$ (196,840)	$ —	$ —	$ (196,840)	$ —	$ 89,508	$ —	$ —	$ 89,508
Equity risk	—	3,082,484	—	194,262	3,276,746	—	(865,706)	—	54,484	(811,222)
Foreign exchange rate risk	—	—	978,243	—	978,243	—	—	(185,187)	—	(185,187)
Inflation risk	—	(49,143)	—	—	(49,143)	—	(90,212)	—	—	(90,212)
Interest rate risk	2,180,102	(657,308)	—	—	1,522,794	(659,849)	298,711	—	—	(361,138)
Total	$ 2,180,102	$ 2,179,193	$ 978,243	$ 194,262	$ 5,531,800	$ (659,849)	$ (567,699)	$(185,187)	$ 54,484	$(1,358,251)

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of October 31, 2022.
Morningstar Global Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$ 127,211	$ 56,372
Futures contracts	—	2,041,436
Interest rate swap contracts*	371,513	—
Purchased options	225	—
Total gross amount of derivatives in the Statement of Assets and Liabilities	$ 498,949	$ 2,097,808
Less: Derivatives not subject to MNA or similar agreements	(371,738)	(2,041,436)
Total gross amount of derivatives subject to MNA or similar agreement	$ 127,211	$ 56,372

*	The values of swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Goldman Sachs	$ 13,946	$ (5,900)	$ 8,046	$—	$ 8,046
JPMorgan Chase	23,632	(23,632)	—	—	—
Morgan Stanley	89,633	(9,897)	79,736	—	79,736
Total	$127,211	$(39,429)	$87,782	$—	$87,782

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Goldman Sachs	$ (5,900)	$ 5,900	$ —	$—	$ —
JPMorgan Chase	(40,575)	23,632	(16,943)	—	(16,943)
Morgan Stanley	(9,897)	9,897	—	—	—
Total	$(56,372)	$39,429	$(16,943)	$—	$(16,943)
Morningstar Total Return Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$ 504,137	$ 445,738
Futures contracts	807,509	5,464,072
Interest rate swap contracts*	8,633,943	829,216
Credit default swap contracts*	641,203	39,614
Inflation swap contracts*	41,247	35,288
Purchased options	117,048	—
Purchased swaptions	1,006,759	—
Written options	—	332,708
Written swaptions	—	1,612,055
Total gross amount of derivatives in the Statement of Assets and Liabilities	$11,751,846	$8,758,691

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Morningstar Total Return Bond Fund  (continued)
Derivative Financial Instruments:	Assets	Liabilities
Less: Derivatives not subject to MNA or similar agreements	(10,144,180)	(6,643,827)
Total gross amount of derivatives subject to MNA or similar agreement	$ 1,607,666	$ 2,114,864

*	The values of swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$ 58,983	$ (58,983)	$ —	$ —	$ —
Barclays	71,703	(9,417)	62,286	(53,000)	9,286
BNP Paribas(a)	69,357	(25,457)	43,900	(30,000)	13,900
Citibank (b)	12,417	(11,805)	612	(612)	—
Deutsche Bank	91,581	(91,581)	—	—	—
Goldman Sachs	946,781	(946,781)	—	—	—
HSBC	54,456	(25,880)	28,576	—	28,576
JPMorgan Chase(a)	129,865	(51,944)	77,921	(10,000)	67,921
Morgan Stanley	105,101	(105,101)	—	—	—
Standard Chartered Bank	2,666	(2,666)	—	—	—
UBS (b)	64,756	(40,776)	23,980	(23,980)	—
Total	$1,607,666	$(1,370,391)	$237,275	$(117,592)	$119,683

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$ (61,352)	$ 58,983	$ (2,369)	$ 2,369	$ —
Barclays	(9,417)	9,417	—	—	—
BNP Paribas	(25,457)	25,457	—	—	—
Citibank	(11,805)	11,805	—	—	—
Deutsche Bank	(124,138)	91,581	(32,557)	—	(32,557)
Goldman Sachs	(1,338,404)	946,781	(391,623)	—	(391,623)
HSBC	(25,880)	25,880	—	—	—
JPMorgan Chase	(51,944)	51,944	—	—	—
Morgan Stanley(b)	(403,047)	105,101	(297,946)	297,946	—
Standard Chartered Bank	(7,685)	2,666	(5,019)	—	(5,019)
State Street	(14,959)	—	(14,959)	—	(14,959)
UBS	(40,776)	40,776	—	—	—
Total	$(2,114,864)	$1,370,391	$(744,473)	$300,315	$(444,158)

(a)	Actual amount of collateral received from Barclays, BNP Paribas and JPMorgan Chase is included in Due from broker respectively, in the Statements of Assets and Liabilities.
(b)	Actual amount of collateral received from Citibank and UBS and pledged by the Fund to Bank of America and Morgan Stanley exceeded the net amount before collateral and is included in Due from broker and Due to broker respectively, in the Statements of Assets and Liabilities.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Morningstar Multisector Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$ 146,118	$ 121,109
Futures contracts	281,047	122,852
Credit default swap contracts*	12,637	—
Total gross amount of derivatives in the Statement of Assets and Liabilities	$ 439,802	$ 243,961
Less: Derivatives not subject to MNA or similar agreements	(293,684)	(122,852)
Total gross amount of derivatives subject to MNA or similar agreement	$ 146,118	$ 121,109

*	The values of swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$ 24,449	$(24,449)	$ —	$ —	$ —
Barclays	63,513	(19,910)	43,603	—	43,603
BNP	31,617	(31,617)	—	—	—
Citibank	971	(971)	—	—	—
JPMorgan Chase	15,416	(5,128)	10,288	—	10,288
Morgan Stanley(a)	10,152	(463)	9,689	(9,689)	—
Total	$146,118	$(82,538)	$63,580	$(9,689)	$53,891

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$ (44,985)	$24,449	$(20,536)	$—	$(20,536)
Barclays	(19,910)	19,910	—	—	—
BNP	(44,929)	31,617	(13,312)	—	(13,312)
Citibank	(3,123)	971	(2,152)	—	(2,152)
Goldman Sachs	(2,571)	—	(2,571)	—	(2,571)
JPMorgan Chase	(5,128)	5,128	—	—	—
Morgan Stanley	(463)	463	—	—	—
Total	$(121,109)	$82,538	$(38,571)	$—	$(38,571)

(a)	Actual amount of collateral received from Morgan Stanley is included in the Statements of Assets and Liabilities.

Morningstar Alternatives Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$ 184,753	$ 53,425
Futures contracts	942,320	61,105
Contracts for difference*	73,136,865	65,869,041
Interest rate swap contracts*	149,428	62,713
Credit default swap contracts*	23,686	—
Inflation swap contracts*	36,388	—
Purchased options	1,074,219	—

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Derivative Financial Instruments:	Assets	Liabilities
Written options	—	398,574
Total gross amount of derivatives in the Statement of Assets and Liabilities	$75,547,659	$66,444,858
Less: Derivatives not subject to MNA or similar agreements	(2,226,041)	(522,392)
Total gross amount of derivatives subject to MNA or similar agreement	$73,321,618	$65,922,466

*	The values of contracts for differences and swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$ 383	$ (383)	$ —	$ —	$ —
Barclays (a)	28,219,604	(26,107,628)	2,111,976	(660,000)	1,451,976
Citibank	318	(318)	—	—	—
Deutsche Bank	578	(184)	394	—	394
Goldman Sachs(a)	27,825,747	(25,257,513)	2,568,234	(240,000)	2,328,234
JPMorgan Chase(a)	17,094,142	(14,504,079)	2,590,063	(297,000)	2,293,063
Morgan Stanley	180,846	(47,884)	132,962	—	132,962
Total	$73,321,618	$(65,917,989)	$7,403,629	$(1,197,000)	$6,206,629

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$ (4,171)	$ 383	$(3,788)	$—	$(3,788)
Barclays	(26,107,628)	26,107,628	—	—	—
Citibank	(1,007)	318	(689)	—	(689)
Deutsche Bank	(184)	184	—	—	—
Goldman Sachs	(25,257,513)	25,257,513	—	—	—
JPMorgan Chase	(14,504,079)	14,504,079	—	—	—
Morgan Stanley	(47,884)	47,884	—	—	—
Total	$(65,922,466)	$65,917,989	$(4,477)	$—	$(4,477)

(a)	Actual amount of collateral received from Barclays, Goldman Sachs and JPMorgan Chase is included in Due from broker in the Statements of Assets and Liabilities.

For the six months ended October 31, 2022, the quarterly average notional values were as follows and are representative of the trading volume of the derivatives held by the Funds.
	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Futures Contracts:
Average Notional Balance - Long	$—	$44,495,783	$421,955,203	$2,486,611	$1,221,467	$13,969,933
Average Notional Balance - Short	—	7,875,127	36,042,928	1,896,164	—	2,840,722
Ending Notional Balance - Long	—	80,059,314	340,613,197	4,898,898	—	5,289,189

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Futures Contracts: (continued)
Ending Notional Balance - Short	$ —	$ —	$213,289,133	$3,805,187	$ —	$45,317,524
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased	2,201,188	2,617,364	16,819,480	4,851,596	2,928,887	14,145,755
Average Settlement Value - Sold	282,945	5,233,580	12,582,916	6,166,736	5,659,687	3,773,849
Ending Settlement Value - Purchased	—	3,931,467	18,320,615	3,583,920	—	11,624,116
Ending Settlement Value - Sold	—	7,378,671	17,308,854	2,939,499	—	1,341,571
Contracts for Difference:
Average Notional Balance - Long	—	—	—	—	—	1,678,822
Average Notional Balance - Short	—	—	—	—	—	1,829,127
Ending Notional Balance - Long	—	—	—	—	—	2,831,524
Ending Notional Balance - Short	—	—	—	—	—	2,938,256
Inflation Swaps:
Average Notional Balance - Pays Fixed Rate	—	—	12,527,500	—	—	—
Average Notional Balance - Receives Fixed Rate	—	—	21,819,351	—	—	—
Ending Notional Balance - Pays Fixed Rate	—	—	1,170,000	—	—	—
Ending Notional Balance - Receives Fixed Rate	—	—	1,757,600	—	—	—
Interest Rate Swaps:
Average Notional Balance - Pays Fixed Rate	—	—	67,612,921	—	—	15,496,151
Average Notional Balance - Receives Fixed Rate	—	—	55,368,171	—	—	19,204,351
Ending Notional Balance - Pays Fixed Rate	—	—	68,346,107	—	—	19,310,572
Ending Notional Balance - Receives Fixed Rate	—	—	31,704,614	—	—	25,230,979
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	—	4,443,500	1,158,512	—	—
Average Notional Balance - Sell Protection	—	—	129,828,619	166,300	—	1,800,000
Ending Notional Balance - Buy Protection	—	—	7,119,411	—	—	—
Ending Notional Balance - Sell Protection	—	—	100,902,649	475,200	—	3,000,000

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Options:
Average Notional Balance - Purchased	$—	$2,527,724	$ 35,072,643	$—	$—	$10,831,940
Average Notional Balance - Written	—	250,000	125,851,307	—	—	9,183,634
Ending Notional Balance - Purchased	—	474,450	27,975,126	—	—	21,480,703
Ending Notional Balance - Written	—	—	187,904,050	—	—	17,901,756
Swaptions:
Average Notional Balance - Purchased	—	—	19,988,490	—	—	—
Average Notional Balance - Written	—	—	64,607,018	—	—	—
Ending Notional Balance - Purchased	—	—	11,133,960	—	—	—
Ending Notional Balance - Written	—	—	152,959,522	—	—	—
9. Federal Income Tax Matters
As of October 31, 2022, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar U.S. Equity Fund	$1,347,490,806	$171,566,368	$(129,720,074)	$ 41,846,294
Morningstar International Equity Fund	957,461,277	42,867,973	(215,444,813)	(172,576,840)
Morningstar Global Income Fund	232,893,735	5,565,046	(30,021,561)	(24,456,515)
Morningstar Total Return Bond Fund	821,870,459	10,689,849	(117,340,832)	(106,650,983)
Morningstar Municipal Bond Fund	359,110,295	69,959	(34,404,710)	(34,334,751)
Morningstar Defensive Bond Fund	156,032,574	292,058	(10,330,353)	(10,038,295)
Morningstar Multisector Bond Fund	178,577,020	765,317	(24,980,661)	(24,215,344)
Morningstar Global Opportunistic Equity Fund	219,212,674	2,929,321	(25,001,377)	(22,072,056)
Morningstar Alternatives Fund	362,444,700	15,472,436	(37,417,416)	(21,944,980)
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on credit default swaps, contracts for difference, futures contracts, foreign exchange contracts, passive foreign investment companies (“PFICs”), 305(c) deemed dividends, straddle loss deferrals, investment in interest only ("IO") securities and contingent payment debt instruments ("CPDIs"), and timing of income recognition from Real Estate Investment Trusts (“REITs”).

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
9.	Federal Income Tax Matters (continued)
As of April 30, 2022, the components of distributable earnings (loss) (excluding paid in capital) on a tax basis were as follows:
Fund	Current Distributable Tax-Exempt Income	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or Tax Basis Capital Loss Carryforwards	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total Accumulated Earnings
Morningstar U.S. Equity Fund	$ —	$8,930,682	$79,568,384	$148,356,251	$ —	$ 236,855,317
Morningstar International Equity Fund	—	9,677,843	13,660,294	(45,882,555)	—	(22,544,418)
Morningstar Global Income Fund	—	—	7,672,267	(9,691,079)	(4,843,955)	(6,862,767)
Morningstar Total Return Bond Fund	—	—	—	(73,320,841)	(29,549,275)	(102,870,116)
Morningstar Municipal Bond Fund	114,103	—	—	(19,249,342)	(704,028)	(19,839,267)
Morningstar Defensive Bond Fund	—	—	(1,564,896)	(5,713,394)	—	(7,278,290)
Morningstar Multisector Bond Fund	—	—	—	(15,887,851)	(11,434,627)	(27,322,478)
Morningstar Global Opportunistic Equity Fund	—	1,369,590	276,622	(669,396)	—	976,816
Morningstar Alternatives Fund	—	5,482,871	193,123	(14,183,839)	—	(8,507,845)
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At April 30, 2022, the following reclassification was recorded:
Fund	Accumulated Net Realized Gain (Losses)	Paid-in Capital
Morningstar Defensive Bond Fund	$262,291	$(262,291)

The tax character of distributions paid during the fiscal year ended April 30, 2022 were as follows:
	Fiscal Year Ended April 30, 2022
Fund	Tax-Exempt Income	Ordinary Income	Capital Gains	Return of Capital	Total Distributions Paid
Morningstar U.S. Equity Fund	$—	$110,198,770	$128,287,273	$—	$238,486,043

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
9.	Federal Income Tax Matters (continued)
	Fiscal Year Ended April 30, 2022
Fund	Tax-Exempt Income	Ordinary Income	Capital Gains	Return of Capital	Total Distributions Paid
Morningstar International Equity Fund	$ —	$45,662,593	$96,994,386	$ —	$142,656,979
Morningstar Global Income Fund	—	14,947,148	13,613,661	—	28,560,809
Morningstar Total Return Bond Fund	—	13,881,661	4,639,870	—	18,521,531
Morningstar Municipal Bond Fund	6,838,232	64,365	241,086	—	7,143,683
Morningstar Defensive Bond Fund	—	4,600,989	785,732	262,291	5,649,012
Morningstar Multisector Bond Fund	—	8,172,757	1,078,319	—	9,251,076
Morningstar Global Opportunistic Equity Fund	—	14,334,709	25,786,433	—	40,121,142
Morningstar Alternatives Fund	—	13,669,424	2,977,689	—	16,647,113
The tax character of distributions paid during the fiscal year ended April 30, 2021 were as follows:

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
9.	Federal Income Tax Matters (continued)
	Fiscal Year Ended April 30, 2021
Fund	Tax Exempt Income	Ordinary Income	Capital Gains	Total Distributions Paid
Morningstar U.S. Equity Fund	$ —	$22,532,718	$ 7,509,239	$30,041,957
Morningstar International Equity Fund	—	14,646,088	11,457,061	26,103,149
Morningstar Global Income Fund	—	8,679,816	—	8,679,816
Morningstar Total Return Bond Fund	—	23,197,392	7,828,440	31,025,832
Morningstar Municipal Bond Fund	7,243,804	19,743	—	7,263,547
Morningstar Defensive Bond Fund	—	4,895,190	698,565	5,593,755
Morningstar Multisector Bond Fund	—	6,127,676	—	6,127,676
Morningstar Global Opportunistic Equity Fund	—	5,273,247	33,568	5,306,815
Morningstar Alternatives Fund	—	6,558,211	726,324	7,284,535
Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Capital loss carry forwards with no expiration will retain their character as either short-term or long-term capital losses.
At April 30, 2022, the Morningstar Defensive Bond Fund had capital losses incurred that will be carried forward indefinitely under the provisions of the Act in the amount of $261,127 for short-term capital loss carry-forward and $1,303,769 for long-term capital loss carry-forward.
For the period subsequent to October 31, 2021, through the fiscal year ended April 30, 2022, the following Funds incurred net capital losses and/or late year ordinary losses for which the Funds intend to treat as having been incurred in the following fiscal year:
Fund
Morningstar Global Income Fund	$ 4,843,955
Morningstar Total Return Bond Fund	29,549,275
Morningstar Municipal Bond Fund	704,028
Morningstar Multisector Bond Fund	11,434,627
10. Principal Risks and Concentrations
Active Management Risk: The Funds are actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Funds' performance depends heavily on Morningstar’s skill and judgments around allocating assets to subadvisers, open- and closed-end investment companies, ETFs and individual securities. A Fund could experience losses if these judgments prove to be incorrect.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Absolute Return Strategy Risk: In seeking low sensitivity to traditional U.S. asset classes, the Alternatives Fund uses an absolute return strategy and a benchmark index of cash-like instruments. Unlike most equity funds, the Fund should not be expected to benefit from broad equity market returns, and unlike traditional bond funds, it may not generate current income or benefit when interest rates decline.
Asset Allocation Risk: In an attempt to invest in areas that look most attractive on a valuation basis, the Funds may favor asset classes or market segments that cause the Funds to underperform their benchmarks.
Collateralized Debt Obligations (CDO) Risk: In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by a Fund as illiquid investments.
Call Risk: During periods of falling interest rates, an issuer may call or repay a higher-yielding fixed income security before its maturity date, forcing a Fund to reinvest in fixed income securities with lower interest rates than the original obligations.
Consumer Cyclical Sector Risk: The consumer cyclical sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of consumer goods and services that have cyclical characteristics, such as automotive manufacturers, retail companies, and housing-related companies. Consumer cyclical companies rely heavily on business cycles and economic conditions. The consumer cyclical industry can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer tastes and trends, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.
Consumer Noncyclical Sector Risk: The consumer noncyclical sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of consumer goods and services that have non-cyclical characteristics, such as food and beverage, household goods, personal products, and non-discretionary retail. These companies may be adversely impacted by changes in domestic and global economic conditions, natural and man-made disasters, political, social or labor unrest, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Convertible Securities Risk: Convertible securities are generally debt securities or preferred stocks that may be converted into common stock. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
Credit Risk: Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.
Currency Risk: Because certain Funds may invest in securities of non-U.S. issuers, changes in currency exchange rates could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.
Cybersecurity Risk: A Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of a Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, and the Funds and their shareholders could be negatively impacted as a result
Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that a Fund was attempting to hedge or the investment opportunity it was trying to pursue.
Dollar Rolls Risk: Dollar rolls involve the risk that the market value of the securities that a Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
Emerging-Markets Risk: Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which can cause greater instability. These countries are also more likely to experience higher levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.
European Market Risk: Adverse economic and political events in Europe may cause a Fund’s investments to decline in value. Member states of the European Union (“EU”) are subject to restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of other EU member countries. In addition, the risk of investing in Europe may be heightened due to Russia's military invasion of Ukraine in February 2022 and the United Kingdom’s departure from the EU on January 31, 2020. The country’s departure (known as “Brexit”) sparked depreciation in the value of the British pound, short-term declines in the stock markets and heightened risk of continued economic volatility worldwide. While it is not possible to determine the precise impact these events may have on a Fund, during

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
this period and beyond, the impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth, on markets in the United Kingdom, Europe and globally, which may adversely affect the value of a Fund’s investments.
Financials Sector Risk: Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.
Floating-Rate Notes Risk: Floating-rate notes are subject to credit risk and interest-rate risk. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable-rate demand note is reset at specified intervals at a market rate. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income.
Foreign Securities Risk: Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability.
Geographic Concentration Risk: To the extent that a Fund invests a significant portion of its assets in a particular country, region or continent, economic, political, social and environmental conditions in such country, region or continent will have a greater effect on the Fund’s performance than they would in a more geographically diversified equity fund.
High-Yield Risk: High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit and liquidity risks. High-yield securities are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Indexed and Inverse Securities Risk: Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. A Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
Interest-Rate Risk: The value of fixed-income securities, as well as some income-oriented equity securities that pay dividends, will typically decline when interest rates rise. A Fund may be subject to a greater risk or rising interest rates due to the current period of low interest rates.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Investment Company and ETF Risk: An investment company, including an open or closed-end mutual fund or ETF, in which a Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. A Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for a Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.
LIBOR Risk: Certain instruments in which a Fund, or the underlying funds in which a Fund invests, may utilize the London Interbank Overnight Rate (LIBOR) as a reference rate for various rate calculations. The U.K. Financial Conduct Authority, which regulates LIBOR, phased out certain LIBOR at the end of 2021 and intends to phase out the remaining LIBOR rate in 2023. The potential effect of a transition away from LIBOR on the investments held by a Fund or underlying funds cannot yet be determined. To the extent that a Fund or underlying funds have exposure to contracts or instruments based on LIBOR that do not include fallback provisions, those investments may have an increased risk of becoming illiquid.
Long/Short Strategy Risk: While the Alternatives Fund may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the Fund could lose money on both positions, if the portfolio managers judge the market incorrectly.
Market Risk: The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility, market closures and dislocations, liquidity constraints, supply chain issues, increased trading costs and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and ongoing future impact of COVID-19 (or other future epidemics or pandemics) are unpredictable, and may exacerbate other types of risks that apply to a Fund and negatively impact a Fund's performance and the value of your investment in a Fund.
Also recently, Russia’s military invasion of Ukraine has significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and North America. As a result, the U.S., the European Union and other countries have instituted or may in the future institute sanctions against Russia, and could institute broader sanctions on Russia, including banning Russia from global payment systems that facilitate cross‐border payments. These sanctions and any additional sanctions, other intergovernmental actions, or actions by businesses and consumers that may be undertaken against Russia in the future may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian securities. Any or all of these potential results could have an adverse/recessionary effect on Russia’s economy. Russia’s military incursion and the resulting sanctions could also adversely affect global energy and financial markets and thus could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
the military action, resulting sanctions and resulting future market disruptions, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action, resulting sanctions or other actions (including cyberattacks) may magnify the impact of other risks described in this report.
Master Limited Partnership (MLP) Risk: MLPs are subject to, among other risks, cash flow risks, tax risk, deferred tax risk and capital market risk. Cash flow risk is the risk that MLPs will not make distributions to holders (including us) at anticipated levels or that such distributions will not have the expected tax character. MLPs also are subject to tax risk, which is the risk that an MLP might lose its partnership status for tax purposes. Deferred tax risk is the risk that we incur a current tax liability on that portion of an MLP’s income and gains that is not offset by tax deductions and losses. Capital markets risk is the risk that MLPs will be unable to raise capital to meet their obligations as they come due or execute their growth strategies, complete future acquisitions, take advantage of other business opportunities or respond to competitive pressures.
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:
Extension Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.
Prepayment Risk: When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.
These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.
In addition, one of the major economic impacts of the COVID-19 pandemic has been loss of income, which has left many unable to repay their financial obligations, including their mortgage payments. It is difficult to predict how the effects of COVID-19, or government initiatives relating to COVID-19, may affect the federally backed mortgage market, the U.S. mortgage market as a whole and the price of securities relating to the mortgage markets, and in turn, a Fund’s investments.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Multimanager and Subadviser Selection Risk: To a significant extent, a Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.
Municipal Securities Risk: The municipal securities market could be significantly affected by negative political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality may make it difficult for it to pay interest and principal when due.
Portfolio Turnover Risk: Certain Funds may engage in active and frequent trading of their portfolio securities. Such a strategy often involves higher transaction costs, including brokerage commissions and dealer mark-ups, and may increase the amount of capital gains (in particular, short-term gains) realized by a Fund. Shareholders may pay tax on such capital gains. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
Preferred Stock Risk: Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks are generally payable at the discretion of the issuer’s board of directors, after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. Preferred stocks may be less liquid than common stocks. Preferred shareholders may have certain rights if distributions are not paid but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid.
Private Placements Risk: Securities that are purchased in private placements are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these investments, especially under adverse circumstances, a Fund could find it more difficult to sell private placements at an advisable time or attractive price. Additionally, such securities may not be listed on an exchange and may have no active trading market. Accordingly, many private placement securities may be illiquid. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.
REITs and Other Real Estate Companies Risk: REITs and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses.
Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.
Risks of Investing in Asian Issuers: Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, rapid fluctuations in inflation and interest rates, decreased exports, economic recessions and political unrest. Economic and political events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which a Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject a Fund to a higher degree of risk. To the extent a Fund invests in securities of companies located in or operating in China, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of such issuers meet PCAOB standards.
Risks of Investing in Latin American Issuers: The economies of certain Latin American countries have experienced high interest rates, economic volatility, inflation, currency devaluations, government debt defaults and high unemployment rates. Certain Latin American countries have experienced periods of political and economic instability and social unrest in the past. International economic conditions, particularly those in the U.S., Europe and Asia, as well as world prices for oil and other commodities may also influence the development of Latin American economies. These risks, among others, may adversely affect the value of a Fund’s investments.
Short Sales Risk: Short sales involve selling a security a Fund does not own in anticipation that the security’s price will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. Short sales are highly speculative and may subject a Fund to, at least theoretically, unlimited risk due to the fact that the value of the security underlying the short sale may appreciate indefinitely. Short sales also create leverage which increases a Fund’s exposure to the market.
Smaller Companies Risk: The stocks of small- or mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.
Sovereign Debt Securities Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Supranational Entities Risk: A Fund may invest in obligations issued or guaranteed by the International Bank for Reconstruction and Development (the “World Bank”). The government members, or “stockholders,” usually make initial capital contributions to the World Bank and in many cases are committed to make additional capital contributions if the World Bank is unable to repay its borrowings. There is no guarantee that one or more stockholders of the World Bank will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.
Technology Sector Risk: Securities issued by technology companies have historically been volatile due to the rapid pace of product change and development within the sector. Technology companies are subject to intense competition, rapid obsolescence of their products or lack of commercial success, issues with obtaining financing or regulatory approvals, product incompatibility, delays in or cancellation of the release of anticipated products, and high required corporate capital expenditure for research and development of new products. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments, and changes in consumer preferences or investor perception of a company and/or its products or services.
U.S. Government Securities Risk: U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which a Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
When-Issued and Delayed Delivery Securities Risk: When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
11. Principal Ownership
As of October 31, 2022, the Funds had omnibus accounts owning more than 5% of the total shares outstanding of each Fund as follows:
Fund	Number of Shareholders	% Ownership[1]
Morningstar U.S. Equity Fund	5	99%
Morningstar International Equity Fund	5	99%
Morningstar Global Income Fund	5	99%
Morningstar Total Return Bond Fund	5	99%
Morningstar Municipal Bond Fund	5	99%
Morningstar Defensive Bond Fund	4	95%
Morningstar Multisector Bond Fund	5	99%
Morningstar Global Opportunistic Equity Fund	5	99%

Morningstar Funds Trust    October 31, 2022 (unaudited)

Notes to Financial Statements (continued)
Fund	Number of Shareholders	% Ownership[1]
Morningstar Alternatives Fund	5	99%

[1]Includes omnibus positions of broker-dealers representing numerous shareholder accounts.
Investment activities of these shareholders may have a material effect on the Funds.
12. Line of Credit
The Funds have a $50 million line of credit agreement with Northern Trust. Borrowings are made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Funds participate and collateral requirements apply, there is no assurance that an individual Fund will have access to the entire $50 million at any particular time. Interest is charged to each Fund based on its borrowings at an amount above the Federal Funds rate. In addition, an administration fee of $10,000 is payable annually and allocated among the Funds based on net assets.
During the six months ended October 31, 2022, the Funds made no borrowings against the line of credit.
13. Subsequent Events
Management has evaluated subsequent events for the Funds through the date this report was issued.
In October 2022, the SEC adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in funds' streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments are effective January 24, 2023. The compliance date is 18 months following the effective date. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports. Shareholders should expect that the streamlined shareholder reports transmitted to them after the compliance date of the rule will be different in appearance and content than those transmitted to them today.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Expenses
As a shareholder of a series within Morningstar Funds Trust, you incur ongoing costs, including management fees, administration, custody, sub-accounting, trustees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 invested at the beginning of a six month period and held for the entire period, May 1, 2022 through October 31, 2022.
Actual Expenses
The three columns for each Fund in the table under the "Actual" heading provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the second column for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The last three columns for each Fund in the table under the "Hypothetical (5% return)" heading provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the last three columns for each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
		Actual			Hypothetical (5% return)
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid* During Period	Beginning Account Value	Ending Account Value	Expenses Paid * During Period
Morningstar U.S. Equity Fund	0.84%	$1,000.00	$947.50	$4.12	$1,000.00	$1,020.97	$4.28
Morningstar International Equity Fund	0.99	1,000.00	861.00	4.64	1,000.00	1,020.21	5.04
Morningstar Global Income Fund	0.70	1,000.00	923.60	3.39	1,000.00	1,021.68	3.57
Morningstar Total Return Bond Fund	0.53	1,000.00	917.50	2.56	1,000.00	1,022.53	2.70
Morningstar Municipal Bond Fund	0.58	1,000.00	962.30	2.87	1,000.00	1,022.28	2.96

Morningstar Funds Trust    October 31, 2022 (unaudited)

Fund Expenses (continued)
		Actual			Hypothetical (5% return)
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid* During Period	Beginning Account Value	Ending Account Value	Expenses Paid * During Period
Morningstar Defensive Bond Fund	0.48%	$1,000.00	$974.80	$2.39	$1,000.00	$1,022.79	$2.45
Morningstar Multisector Bond Fund	0.79	1,000.00	916.40	3.82	1,000.00	1,021.22	4.02
Morningstar Global Opportunistic Equity Fund	0.83	1,000.00	909.20	3.99	1,000.00	1,021.02	4.23
Morningstar Alternatives Fund	1.16	1,000.00	989.10	5.82	1,000.00	1,019.36	5.90

*	Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by [184/365] (to reflect the one-half year period).

Morningstar Funds Trust Privacy Policy (unaudited)
PLEASE READ "OTHER IMPORTANT INFORMATION" SECTION BELOW FOR INFORMATION ABOUT MORNINGSTAR FUNDS TRUST ACCESS TO YOUR PERSONAL INFORMATION

Why?		Financial companies can choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand Morningstar Funds Trust access to your personal information.

What?		Personal information includes, but is not limited to:
	►	Your name, address, phone number, and email address;
	►	Your social security number or other unique identifier;
	►	Your account information, such as account balance and transactions (including account transaction history);
	►	Your demographic information, such as age, income, investment preferences, investment experience, and risk profile.

How?		All financial companies need to share clients’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their clients’ personal information; the reasons Trust chooses to share; and whether you can limit this sharing.

Reasons financial companies can share your personal information	Does Morningstar Funds Trust share?	Can you limit this sharing?
For our everyday business purposes—such as to process your transactions, maintain your account(s), or respond to court orders and legal investigations.	See “Other Important Information” below.	No
For our marketing purposes—to offer our products and services.	No	N/A
For joint marketing with other financial companies.	No	N/A
For our affiliates’ everyday business purposes—information about your transactions and experiences.	No	N/A
For our affiliates’ everyday business purposes—information about your creditworthiness.	No	N/A
For our affiliates to market to you.	No	N/A
For nonaffiliates to market to you.	No	N/A

Who we are		Who is providing this notice? Morningstar Funds Trust

What we do		How does Morningstar Funds Trust protect your personal information?
Security measures are in place to protect against unauthorized access to, or unauthorized alteration, disclosure or destruction of personal information. Secure data networks are protected by industry standard firewall and password protection systems.
How does Morningstar Funds Trust collect your personal information?
We will collect your personal information if you open an account directly with us or if you gave us your personal information; however, please read the "Other Important Information" section below.
Why can’t you limit sharing?
Federal law gives you the right to limit only:
	►	sharing for affiliates’ everyday business purposes—information about your creditworthiness;
	►	affiliates from using your information to market to you;

	►	sharing for nonaffiliates to market to you.
State laws and individual companies’ policies may give you additional rights to limit sharing.

Definitions		Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
	►	Morningstar Funds Trust’s investment adviser is Morningstar Investment Management LLC, a wholly owned subsidiary of Morningstar, Inc. Morningstar Investment Services LLC, a wholly owned subsidiary of Morningstar Investment Management LLC, is the sponsor of the Morningstar Managed Portfolios advisory service.
Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	►	The Trust does not share your personal information with nonaffiliates for marketing their services to you.
Joint marketing
A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	►	The Trust does not have such an agreement in place.

Other Important Information		Morningstar Funds Trust ("Morningstar Funds") are available through investment programs provided by financial institutions (each a "Program")
Such Programs include, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, investment advisory programs provided by unaffiliated financial advisers, managed account advisory services certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants, and solutions provided in model marketplaces. The financial institution’s client’s assets are held at a nonaffiliated custodian (“Custodian”) who report buy/sells of Morningstar Funds shares to the Trust’s transfer agent at an aggregate level (e.g., omnibus). Because of this, under normal circumstances, the Trust does not have personal information of the shareholders of the Morningstar Funds. From time-to-time, Morningstar Funds Trust may seek shareholder’s personal information to fulfill regulatory requirements and/or obligations. In those instances, Morningstar Funds Trust will not make your personal information available to anyone other than the above-mentioned affiliates. Morningstar Funds Trust reserves the right to change this policy at any time by distributing and/or posting a new privacy policy without notice.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Liquidity Risk Management Program
Consistent with Rule 22e-4 under the Investment Company Act of 1940 (as amended), Morningstar Funds Trust (the “Trust”) has established a written liquidity risk management program (“Program”) to govern the approach in managing liquidity risk within each series of the Trust (each a “Fund” and collectively the “Funds”). For purposes of the Program, liquidity risk means the risk that a Fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the Fund.
The Program is overseen by the Liquidity Committee which is comprised of representatives of the Funds' investment adviser, Morningstar Investment Management LLC (“MIM”) and certain officers of the Trust (e.g., the Trust’s Principal Financial Officer). The Funds’ Board of Trustees (“Board”) has approved the Program on behalf of the Trust as well as the designation of the Liquidity Committee to oversee the Program. In administering the Program, the Liquidity Committee seeks input from MIM and/or subadviser(s) when such input is deemed necessary or appropriate by the Liquidity Committee.
In general, liquidity risk is managed taking into account the investment strategy, liquidity profile, and redemption policy and history of a Fund, with the objective of maintaining a level of liquidity that is appropriate considering the Fund’s obligations to current and future shareholders. Liquidity management for each Fund is based on an assessment of the liquidity of each portfolio asset, considering the time required to liquidate an asset and the price or value at which those assets can be liquidated, in accordance with the requirements of Rule 22e-4.
At a meeting of the Board held on September 20, 2022, a written report from the Liquidity Committee was provided to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation (the “Report”) for the annual period from July 1, 2021 through June 30, 2022 (the “Reporting Period”).
During the Reporting Period, each Fund maintained a high level of liquidity and was deemed to primarily hold assets that are defined as highly liquid investments. As a result, no Fund was required to establish or adopted a Highly Liquid Investment Minimum during the Reporting Period.
The Report did not identify any significant liquidity events that materially affected the performance of any Fund or its ability to timely meet redemptions without dilution to existing shareholders during the Reporting Period. In addition, all Funds complied with the 15% limitation on illiquid investments during the Reporting Period, consistent with the Program and the relevant requirements of Rule 22e-4.
The Liquidity Committee has determined that the Program operated adequately and effectively to manage each Fund’s liquidity risk during the Reporting Period and is reasonably designed to manage each Fund’s liquidity risk. However, please note, there can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Board Approval of Investment Advisory and Subadvisory Agreements (unaudited)
At a meeting of the Board of Trustees (the “Board”) of Morningstar Funds (the “Trust”) on June 22, 2022 (the “June 2022 Meeting”), Morningstar Investment Management LLC (“MIM”) recommended that the Board approve an amendment to the Subadvisory Agreement (the “New Subadvisory Agreement”) by and among the Trust, MIM and TCW Investment Management Company LLC (“TCW”), on behalf of the Multisector Bond Fund (the “Fund”). MIM’s recommendation to amend the subadvisory relationship with TCW was based on a number of factors, including (among others, described below) that the terms of the proposed New Subadvisory Agreement were in all material respects identical to the Original Subadvisory Agreement that was renewed by the Board at the meeting held on March 9, 2022 (the “March Meeting”), except with respect to the reduction in the management fee. In order to permit TCW to continue to provide investment advisory services to the Fund, the Board considered and approved the New Subadvisory Agreement, to become effective June 22, 2022.
The material factors considered and the conclusions that formed the bases of the Board’s approval of the New Subadvisory Agreement are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. The Board did not quantify or assign relative weights to the factors. Each member of the Board may have assigned different weights to the factors.
In considering the approval of the New Subadvisory Agreement, the Board was able to draw on its knowledge of the Trust, the Fund, MIM, and TCW. The Board considered the recent renewal of the Original Subadvisory Agreement, and considered the nature, extent and quality of services provided by TCW, its investment performance with regard to the management of its allocated portion of the Fund, and the relevant subadvisory fees.
The Board reviewed memoranda and supporting documentation provided by MIM regarding the management fee change, as well as copies of proposed New Subadvisory Agreement. The Board noted that New Subadvisory Agreement provided for the same services as the Original Subadvisory Agreement and that the New Subadvisory Agreement was in all material respects identical to the Original Subadvisory Agreement, except with respect to the reduction in the management fee. Given that the services provided under the New Subadvisory Agreement were identical to the services and fees under the Original Subadvisory Agreement, the Board’s deliberations at the March Meeting remained relevant.
At the March Meeting, the Board considered multiple factors that they deemed relevant, including, but not limited to:
•  The form of the Original Subadvisory Agreement with TCW.
•  The investment performance of the Fund and the performance of TCW in achieving this performance.
•  Whether the Fund had operated in accordance with its investment objective.
•  The fairness of the compensation under the Fund's investment advisory agreement and the Original Subadvisory Agreement.
•  The expense ratio to be borne by shareholders, considering the combined effect of the pricing structure of the Fund and existing fee waivers and expense reimbursements.
•  MIM’s investment principles.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Board Approval of Investment Advisory and Subadvisory Agreements (unaudited) (continued)
•  The nature, extent and quality of services that MIM and TCW provided and would be expected to provide to the Fund.
•  The background, experience, personnel, operations, technology, policies, procedures and compliance functions of MIM and TCW, including their experience as managers of other funds and accounts, their investment management approaches and resources, their financial condition and their reputation in the industry.
•  The compatibility of  TCW’s operations, policies, procedures and compliance functions with those of MIM and other service providers to the Fund.
•  The Trust's Chief Compliance Officer’s review of the compliance programs and capabilities of MIM and TCW, including the policies and procedures in place to address actual and potential conflicts of interest.
•  MIM’s risk management program, especially those aspects of the program related to selecting and overseeing TCW.
•  The use of derivatives and other complex instruments to carry out the Fund’s investment goals.
•  TCW's risk management program.
•  Profitability matters and economies of scale.
MIM recommended the approval of the New Subadvisory Agreement, pursuant to which TCW would continue to serve as a subadviser of the Fund. The approval of the New Subadvisory Agreement was recommended by MIM because, among other factors, (i) the reduction in management fees was not expected to have a material effect on the nature, extent or quality of the services provided by TCW to the Fund; (ii) the TCW personnel who have been responsible for managing the portion of the Fund allocated to TCW would continue to serve in their respective capacities; (iii) the terms of the New Subadvisory Agreement were identical, in all material respects other than the reduction in management fee, to the Original Subadvisory Agreement that was approved by the Board at the March Meeting; and (iv) TCW’s historical investment performance with respect to its management of the Fund had been acceptable.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Board Approval of Investment Advisory and Subadvisory Agreements (unaudited) (continued)
Significant factors considered by the Board included the following:
Services Provided
The Board considered their analysis at the March Meeting of the nature, quality and extent of the services provided by TCW to the Fund. At the March Meeting, the Board considered the Fund’s investment goal, MIM’s and TCW’s investment strategy to achieve that goal, and MIM’s and TCW’s success in achieving, and ability to continue to achieve, that investment strategy. The Board also took note of the responsibilities that the Subadviser has with respect to the portion of the Fund’s assets allocated to TCW. The Board noted their consideration at the March Meeting of the other investment advisory services offered by TCW and reviewed the allocation of assets and expenses among those services, as well as its fees, the reasons for differences in fees and any potential conflicts in connection with providing these services. The Board considered MIM’s rationale for recommending the continued retention of TCW, and that the management fee adjustment was not expected to have a material effect on the nature, extent or quality of the services provided by TCW to the Fund.
Based on their consideration and review of the foregoing factors, the Board concluded that they were satisfied with the nature, quality and extent of the overall services provided and to be provided by TCW.  The Board was confident in the abilities of TCW to continue to implement the respective investment strategy of the Fund and to continue to provide quality services to the Fund.
Investment Performance
The Board considered their analysis at the March Meeting regarding TCW’s investment performance. The Board considered their prior comparison of this performance to peer groups and relevant benchmarks. The Board concluded that their prior consideration of the performance record for TCW in managing the Fund supported a decision to approve the New Subadvisory Agreement.
The Cost of Services and Fund Expenses
The Board considered their analysis at the March Meeting regarding the cost of services provided and to be provided by MIM and TCW and the losses realized by MIM and TCW from a relationship with the Fund. At the March Meeting the Board had considered profitability information, expenses absorbed by MIM through fee waivers and reimbursements, comparative fee data, and actual and potential benefits (often called “fall-out benefits”) that accrue to MIM and TCW from managing the Fund.  The Board further considered the profitability information provided at the June 2022 Meeting and such updated profitability did not change their conclusions from the March Meeting.  The Board noted that the subadvisory fees are paid to TCW by MIM and are not additional fees borne by the Fund, and that these fees were the product of arms-length negotiations between MIM and TCW. The Board considered that the subadvisory fees set forth under the proposed New Subadvisory Agreement a lower management fee would apply to the first $500 million in assets of the Fund managed by TCW compared to the management fee schedule set forth under the Original Subadvisory Agreement approved by the Board at the March Meeting, and that the investment advisory fees paid by the Fund would reflect the management fee adjustment. The Board also considered their analysis at the March Meeting regarding fund expenses. The Board concluded that its prior consideration of the cost of services and fund expenses as relevant to TCW and the Fund supported a decision to approve the New Subadvisory Agreement.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Board Approval of Investment Advisory and Subadvisory Agreements (unaudited) (continued)
Economies of Scale
The Board considered their analysis at the March Meeting of the economies of scale that may be realized by MIM and TCW as the Fund grows larger and the extent to which these economies would be shared with the Fund's shareholders. For the reasons discussed at the March Meeting, the Board concluded that economies of scale continued to not be a significant factor with regard to the management fees paid by the Fund at this time given the current assets in the Fund and the limited operating history of the Fund and the expense limitation arrangements that are in effect.
Conclusion
After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Board—including a majority of the Independent Trustees with the assistance of counsel—approved the New Subadvisory Agreement and concluded that the subadvisory fee structure provided for in the agreements continued to be fair and reasonable.

Morningstar Funds Trust    October 31, 2022 (unaudited)

Additional Information
Proxy Voting Policies and Proxy Voting Record
The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser, which, in turn, has delegated such responsibility to the subadvisers for their respective assets managed, as applicable. The Adviser and each subadviser will vote such proxies in accordance with its proxy policies and procedures, which are available, free of charge, by calling 877-626-3224.  Information about how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (1) without charge, upon request, by call 877-626-3224 and (2) on the SEC’s website at http://sec.gov.
Form N-PORT Disclosure
The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT (and its predecessor form, Form N-Q) filings are available on the SEC’s website at http://www.sec.gov.

Morningstar Funds Trust is available to citizens or
legal residents of the United States or its territories through model portfolios designed and maintained by a financial institution including the Adviser.
Adviser
Morningstar Investment Management LLC
22 West Washington Street
Chicago, Illinois 60602
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Prospectus
Please go to http://connect.rightprospectus.com/Morningstar
to access the Morningstar Funds Trust prospectus.
Shareholder Rights
When you buy shares in a fund of the Morningstar Funds Trust, you become a shareholder of that fund. As a shareholder, you have certain rights and protections, chief among them an independent board of trustees, whose main role is to represent your interests. The Board of Trustees for the Morningstar Funds Trust is committed to representing your interests as well as implementing and maintaining sound fund governance principles. To learn more about the Board of Trustees please go to https://www.morningstar.com/company/morningstar-funds-governance.
This report is general information for the shareholders of the Morningstar Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Views, opinions, portfolio holdings and other information expressed or noted herein are as of the end of the reporting period and are subject to change. Such views and opinions are not to be viewed as investment advice.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

2

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morningstar Funds Trust

By	/s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: December 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: December 27, 2022

By	/s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer
(Principal Financial Officer)

Date: December 27, 2022

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